Transamerica 60/40 Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 15.0%
Transamerica International Equity Index VP (A)	196,835	$ 2,060,860

U.S. Equity Fund - 45.0%
Transamerica U.S. Equity Index VP (A)	506,769	6,182,582

U.S. Fixed Income Fund - 40.0%
Transamerica Core Bond (A)	557,366	5,495,628

Total Investment Companies (Cost $13,357,327)		13,739,070

Total Investments (Cost $13,357,327)		13,739,070
Net Other Assets (Liabilities) - (0.0)% (B)		(6,606)

Net Assets - 100.0%		$ 13,732,464

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$13,739,070	$—	$—	$13,739,070

Total Investments	$13,739,070	$—	$—	$13,739,070

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$3,265,454	$2,471,759	$(339,579)	$1,271	$96,723	$5,495,628	557,366	$33,419	$—
Transamerica International Equity Index VP	1,222,192	816,542	(117,944)	(8,616)	148,686	2,060,860	196,835	—	—
Transamerica U.S. Equity Index VP	3,726,289	2,377,984	(501,554)	13,861	566,002	6,182,582	506,769	—	—

Total	$8,213,935	$5,666,285	$(959,077)	$6,516	$811,411	$13,739,070	1,260,970	$33,419	$—

(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 92.6%
Aerospace & Defense - 1.2%
Bombardier, Inc.
6.13%, 01/15/2023 (A)	$ 1,105,000	$ 1,120,194
7.50%, 03/15/2025 (A)	309,000	317,884
7.88%, 04/15/2027 (A)	322,000	332,159
Triumph Group, Inc.
5.25%, 06/01/2022 (B)	935,000	897,600
7.75%, 08/15/2025 (B)	491,000	468,905

		3,136,742

Airlines - 1.3%
American Airlines Group, Inc.
5.50%, 10/01/2019 (A)	404,000	409,010
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	383,937	389,696
5.63%, 07/15/2022 (A)	265,874	271,058
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	228,974	233,187
6.90%, 10/19/2023	504,144	520,831
United Airlines Pass-Through Trust
4.63%, 03/03/2024	199,743	202,780
United Continental Holdings, Inc.
4.25%, 10/01/2022	407,000	408,144
US Airways Pass-Through Trust
5.38%, 05/15/2023	419,599	432,802
6.75%, 12/03/2022	463,128	486,339

		3,353,847

Auto Components - 1.0%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026 (B)	1,664,000	1,586,624
Panther BF Aggregator 2, LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (A) (C)	428,000	436,560
8.50%, 05/15/2027 (A) (C)	482,000	483,205

		2,506,389

Banks - 3.6%
Barclays PLC
Fixed until 09/15/2023 (D), 7.75% (E),	1,041,000	1,042,770
Fixed until 06/15/2024 (D), 8.00% (B) (E)	285,000	291,413
BNP Paribas SA
Fixed until 03/14/2022 (D), 6.75% (A) (E)	680,000	695,300
Fixed until 03/30/2021 (D), 7.63% (A) (E)	475,000	498,156
CIT Group, Inc.
4.75%, 02/16/2024	394,000	408,775
5.00%, 08/15/2022	390,000	406,087
Citigroup, Inc.
Fixed until 03/27/2020 (D), 5.88% (E)	1,151,000	1,162,510
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	1,125,000	1,098,182
Lloyds Banking Group PLC
Fixed until 06/27/2024 (D), 7.50% (E)	1,075,000	1,107,250
Fixed until 09/27/2025 (D), 7.50% (E)	200,000	202,940
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021 (D), 8.63% (E)	690,000	734,850

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Societe Generale SA
Fixed until 09/13/2021 (D), 7.38% (A) (E)	$ 920,000	$ 948,750
UniCredit SpA
6.57%, 01/14/2022 (A)	665,000	695,868

		9,292,851

Beverages - 0.4%
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	1,012,000	1,020,855

Building Products - 2.4%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	2,326,000	2,285,295
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	1,082,000	1,065,770
Griffon Corp.
5.25%, 03/01/2022	1,549,000	1,523,829
NCI Building Systems, Inc.
8.00%, 04/15/2026 (A)	1,679,000	1,507,775

		6,382,669

Capital Markets - 1.4%
Credit Suisse Group AG
Fixed until 12/18/2024 (D), 6.25% (A) (E)	166,000	165,493
Fixed until 09/12/2025 (D), 7.25% (A) (E)	465,000	466,743
Fixed until 07/17/2023 (D), 7.50% (A) (E)	345,000	354,919
Fixed until 12/11/2023 (D), 7.50% (A) (E)	1,432,000	1,514,260
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (E), 04/29/2019 (D)	169,000	130,130
Goldman Sachs Group, Inc.
Fixed until 05/10/2019 (D), 5.70% (E)	1,040,000	1,040,000

		3,671,545

Chemicals - 1.9%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (A)	536,000	528,630
Hexion, Inc.
6.63%, 04/15/2020	1,125,000	947,813
7.88%, 02/15/2023	682,000	170,500
10.00%, 04/15/2020	458,000	382,430
13.75%, 02/01/2022 (A)	323,000	111,435
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	590,000	579,675
5.25%, 06/01/2027 (A)	1,449,000	1,421,831
Olin Corp.
5.13%, 09/15/2027 (B)	825,000	834,281

		4,976,595

Commercial Services & Supplies - 1.2%
Ashtead Capital, Inc.
5.25%, 08/01/2026 (A)	725,000	741,313
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (B)	972,000	979,290
6.38%, 04/01/2024 (A) (B)	312,000	317,070
Garda World Security Corp.
8.75%, 05/15/2025 (A)	1,080,000	1,026,000

		3,063,673

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 1.2%
CommScope Finance LLC
5.50%, 03/01/2024 (A)	$ 236,000	$ 241,379
6.00%, 03/01/2026 (A)	317,000	327,895
8.25%, 03/01/2027 (A)	316,000	327,850
CommScope Technologies LLC
5.00%, 03/15/2027 (A)	13,000	11,527
6.00%, 06/15/2025 (A)	1,661,000	1,614,824
Nokia OYJ
3.38%, 06/12/2022	677,000	669,384

		3,192,859

Construction & Engineering - 1.8%
Abengoa Abenewco 2 SAU
PIK Rate 1.25%, Cash Rate 0.25%, 03/31/2023 (A) (F)	299,318	1,485
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	625,000	568,750
9.88%, 04/01/2027 (A)	994,000	1,013,880
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	845,000	813,312
William Lyon Homes, Inc.
5.88%, 01/31/2025	1,005,000	949,725
6.00%, 09/01/2023	365,000	353,138
7.00%, 08/15/2022	940,000	942,350

		4,642,640

Construction Materials - 0.0% (G)
Summit Materials LLC / Summit Materials Finance Corp.
6.50%, 03/15/2027 (A)	93,000	93,930

Consumer Finance - 2.3%
Ally Financial, Inc.
5.75%, 11/20/2025 (B)	257,000	273,733
7.50%, 09/15/2020	641,000	679,460
8.00%, 03/15/2020	294,000	307,230
Altice Financing SA
7.50%, 05/15/2026 (A)	1,156,000	1,140,972
Navient Corp.
4.88%, 06/17/2019, MTN	183,000	183,229
5.00%, 10/26/2020	489,000	495,724
5.88%, 10/25/2024	1,069,000	1,034,257
6.50%, 06/15/2022	325,000	338,711
6.63%, 07/26/2021	279,000	291,555
6.75%, 06/15/2026 (B)	407,000	389,703
Springleaf Finance Corp.
6.00%, 06/01/2020	375,000	387,000
7.13%, 03/15/2026	492,000	500,915

		6,022,489

Containers & Packaging - 3.2%
ARD Finance SA
PIK Rate 7.88%, Cash Rate, 7.13%, 09/15/2023 (F)	660,000	657,525
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	810,000	810,000
7.25%, 05/15/2024 (A)	950,000	1,000,778
BWAY Holding Co.
5.50%, 04/15/2024 (A)	888,000	881,607
7.25%, 04/15/2025 (A) (B)	217,000	209,268

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026 (B)	$ 689,000	$ 692,307
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	522,000	498,510
7.88%, 07/15/2026 (A)	313,000	302,045
Greif, Inc.
6.50%, 03/01/2027 (A)	796,000	813,910
OI European Group BV
4.00%, 03/15/2023 (A)	381,000	373,856
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	693,000	725,848
6.38%, 08/15/2025 (A)	178,000	187,345
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	341,000	346,541
5.75%, 10/15/2020	439,975	440,525
6.88%, 02/15/2021	177,774	178,440
7.00%, 07/15/2024 (A) (B)	177,000	182,332

		8,300,837

Diversified Financial Services - 2.7%
Avation Capital SA
6.50%, 05/15/2021 (A)	562,000	561,297
DAE Funding LLC
4.50%, 08/01/2022 (A)	227,000	228,703
5.00%, 08/01/2024 (A)	367,000	371,587
5.25%, 11/15/2021 (A)	312,000	318,240
5.75%, 11/15/2023 (A)	311,000	319,553
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025 (A)	1,963,000	1,963,000
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.57% (E), 12/21/2065 (A)	1,578,000	1,246,620
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 4.85% (E), 12/21/2065 (A)	137,000	107,545
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022 (A)	1,052,000	1,067,780
Travelport Corporate Finance PLC
6.00%, 03/15/2026 (A)	708,000	764,640

		6,948,965

Diversified Telecommunication Services - 5.7%
CenturyLink, Inc.
6.45%, 06/15/2021	783,000	815,299
6.75%, 12/01/2023 (B)	123,000	128,381
7.50%, 04/01/2024 (B)	242,000	255,915
7.60%, 09/15/2039	1,622,000	1,423,305
7.65%, 03/15/2042 (B)	1,203,000	1,055,632
Frontier Communications Corp.
7.63%, 04/15/2024	1,182,000	647,145
8.50%, 04/01/2026 (A)	259,000	240,870
8.75%, 04/15/2022 (B)	389,000	276,190
9.00%, 08/15/2031	1,091,000	610,960
10.50%, 09/15/2022	405,000	308,812
11.00%, 09/15/2025	357,000	234,951

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	$ 118,000	$ 117,115
6.50%, 06/15/2019	33,000	33,168
6.63%, 08/01/2026	620,000	607,600
7.63%, 06/15/2021	1,673,000	1,798,492
Intelsat Jackson Holdings SA
8.00%, 02/15/2024 (A)	185,000	192,863
8.50%, 10/15/2024 (A)	995,000	967,637
9.50%, 09/30/2022 (A)	355,000	408,250
Level 3 Parent LLC
5.75%, 12/01/2022	954,000	963,826
Sprint Capital Corp.
6.90%, 05/01/2019	590,000	591,475
8.75%, 03/15/2032	687,000	724,854
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	1,020,000	1,035,300
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	667,000	677,839
6.00%, 10/15/2024 (A)	200,000	206,746
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	400,000	402,500
5.50%, 08/15/2026 04/12/2016 (A)	245,000	249,288

		14,974,413

Electric Utilities - 0.3%
Elwood Energy LLC
8.16%, 07/05/2026	809,701	878,526

Energy Equipment & Services - 3.1%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	1,003,000	877,625
7.50%, 04/01/2025 (A)	240,000	229,200
Exterran Energy Solutions, LP / EES Finance Corp.
8.13%, 05/01/2025	554,000	565,080
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	598,000	581,555
6.75%, 08/01/2022	894,000	915,232
KCA Deutag UK Finance PLC
9.63%, 04/01/2023 (A)	1,030,000	861,338
Noble Holding International, Ltd.
6.05%, 03/01/2041 (B)	527,000	329,375
8.95%, 04/01/2045	359,000	280,020
NuStar Logistics, LP
4.80%, 09/01/2020	1,323,000	1,339,537
5.63%, 04/28/2027	496,000	495,380
6.75%, 02/01/2021	461,000	479,440
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 09/01/2027 (A)	568,000	577,230
Weatherford International LLC
9.88%, 03/01/2025	70,000	49,525
Weatherford International, Ltd.
9.88%, 02/15/2024	868,000	624,960

		8,205,497

Entertainment - 0.3%
Netflix, Inc.
5.88%, 11/15/2028 (A)	687,000	725,644

Equity Real Estate Investment Trusts - 2.5%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	1,214,000	940,850
5.95%, 12/15/2026 (B)	316,000	230,680
Iron Mountain US Holdings, Inc.
5.38%, 06/01/2026 (A)	324,000	318,330

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	$ 309,000	$ 310,545
5.25%, 03/15/2028 (A)	1,565,000	1,512,181
iStar, Inc.
5.25%, 09/15/2022	404,000	396,425
6.00%, 04/01/2022	707,000	709,651
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.75%, 02/01/2027 (A)	480,000	496,800
SBA Communications Corp.
4.00%, 10/01/2022	415,000	416,494
4.88%, 07/15/2022	1,065,000	1,079,644

		6,411,600

Food & Staples Retailing - 1.0%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP
5.75%, 03/15/2025	801,000	759,949
6.63%, 06/15/2024	786,000	793,860
7.50%, 03/15/2026 (A)	320,000	329,200
Rite Aid Corp.
6.13%, 04/01/2023 (A)	891,000	735,075

		2,618,084

Food Products - 1.8%
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A) (C)	48,000	48,630
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	336,000	344,400
7.25%, 06/01/2021 (A)	748,000	753,236
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (A)	1,501,000	1,512,257
Post Holdings, Inc.
5.00%, 08/15/2026 (A)	692,000	672,970
5.63%, 01/15/2028 (A)	413,000	409,903
8.00%, 07/15/2025 (A)	918,000	979,965

		4,721,361

Health Care Providers & Services - 5.2%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (B)	427,000	419,784
6.25%, 03/31/2023	435,000	409,292
8.00%, 03/15/2026 (A)	1,429,000	1,371,840
8.13%, 06/30/2024 (A)	186,000	138,626
DaVita HealthCare Partners, Inc.
5.13%, 07/15/2024	562,000	554,975
DaVita, Inc.
5.75%, 08/15/2022	415,000	422,781
Encompass Health Corp.
5.75%, 11/01/2024 - 09/15/2025	1,641,000	1,664,429
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	1,336,000	1,434,003
5.88%, 03/15/2022 - 02/01/2029	2,213,000	2,384,104
7.50%, 02/15/2022 - 11/06/2033	1,461,000	1,615,795
Tenet Healthcare Corp.
4.38%, 10/01/2021	515,000	523,961
5.13%, 05/01/2025	284,000	285,434
6.00%, 10/01/2020	341,000	353,361
6.75%, 06/15/2023 (B)	369,000	380,070
8.13%, 04/01/2022	1,512,000	1,626,685

		13,585,140

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 7.7%
Boyd Gaming Corp.
6.00%, 08/15/2026	$ 337,000	$ 345,425
6.38%, 04/01/2026	405,000	419,175
6.88%, 05/15/2023	1,208,000	1,254,810
Boyne USA, Inc.
7.25%, 05/01/2025 (A)	788,000	843,160
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	689,000	721,728
Hilton Domestic Operating Co., Inc.
5.13%, 05/01/2026 (A)	847,000	861,221
International Game Technology PLC
6.25%, 02/15/2022 - 01/15/2027 (A)	1,114,000	1,154,225
6.50%, 02/15/2025 (A) (B)	578,000	601,120
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026 (A)	786,000	823,492
MGM Resorts International
5.50%, 04/15/2027 (C)	478,000	483,079
5.75%, 06/15/2025	1,504,000	1,556,640
6.63%, 12/15/2021	694,000	741,712
NCL Corp., Ltd.
4.75%, 12/15/2021 (A)	827,000	836,304
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (A)	891,000	891,000
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	703,000	688,940
8.25%, 03/15/2026 (A)	970,000	990,030
10.00%, 12/01/2022	2,303,000	2,420,108
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	2,116,000	2,058,868
6.25%, 05/15/2025 (A)	723,000	733,845
Wyndham Destinations, Inc.
5.40%, 04/01/2024	1,162,000	1,179,430
5.75%, 04/01/2027	446,000	442,387

		20,046,699

Household Durables - 2.8%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (B)	664,000	579,340
6.75%, 03/15/2025	783,000	740,914
Century Communities, Inc.
5.88%, 07/15/2025	1,507,000	1,431,650
6.88%, 05/15/2022	716,000	728,530
KB Home
7.00%, 12/15/2021	502,000	537,140
7.63%, 05/15/2023 (B)	1,209,000	1,316,299
Lennar Corp.
4.75%, 11/29/2027	512,000	512,239
5.00%, 06/15/2027	398,000	398,995
Meritage Homes Corp.
5.13%, 06/06/2027	408,000	395,637
7.15%, 04/15/2020	627,000	648,945

		7,289,689

Independent Power & Renewable Electricity Producers - 1.0%
Calpine Corp.
5.88%, 01/15/2024 (A)	825,000	845,625
6.00%, 01/15/2022 (A)	683,000	690,684
Vistra Energy Corp.
7.63%, 11/01/2024	955,000	1,009,931

		2,546,240

Insurance - 1.3%
Genworth Holdings, Inc.
4.90%, 08/15/2023	698,000	588,065

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.81% (E), 02/12/2067 (A)	$ 1,692,000	$ 1,459,350
Lincoln National Corp.
3-Month LIBOR + 2.36%, 5.04% (E), 05/17/2066	1,714,000	1,474,040

		3,521,455

IT Services - 0.5%
First Data Corp.
5.00%, 01/15/2024 (A)	394,000	404,195
5.75%, 01/15/2024 (A)	803,000	825,685

		1,229,880

Leisure Products - 0.3%
Mattel, Inc.
2.35%, 08/15/2021	286,000	269,555
3.15%, 03/15/2023	228,000	204,060
5.45%, 11/01/2041	200,000	148,000
6.75%, 12/31/2025 (A)	192,000	188,880

		810,495

Machinery - 1.4%
Colfax Corp.
6.00%, 02/15/2024 (A)	363,000	377,974
6.38%, 02/15/2026 (A)	158,000	168,170
Meritor, Inc.
6.25%, 02/15/2024	1,713,000	1,760,107
Novelis Corp.
5.88%, 09/30/2026 (A)	523,000	521,039
6.25%, 08/15/2024 (A)	770,000	787,325

		3,614,615

Media - 7.9%
Altice France SA
7.38%, 05/01/2026 (A)	1,566,000	1,534,680
Altice Luxembourg SA
7.63%, 02/15/2025 (A)	225,000	197,438
Cablevision Systems Corp.
8.00%, 04/15/2020	383,000	400,235
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (A)	773,000	762,294
5.13%, 02/15/2023	780,000	793,650
5.25%, 03/15/2021	425,000	426,862
5.50%, 05/01/2026 (A)	1,522,000	1,571,465
5.75%, 01/15/2024	61,000	62,601
5.75%, 02/15/2026 (A)	291,000	304,459
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	2,312,000	2,363,934
9.25%, 02/15/2024 (A)	796,000	843,760
CSC Holdings LLC
5.38%, 07/15/2023 (A)	340,000	346,375
6.50%, 02/01/2029 (A)	251,000	267,315
6.63%, 10/15/2025 (A)	852,000	903,120
7.50%, 04/01/2028 (A)	297,000	318,250
7.75%, 07/15/2025 (A) (B)	800,000	858,000
10.88%, 10/15/2025 (A)	483,000	557,623
DISH DBS Corp.
5.00%, 03/15/2023 (B)	1,422,000	1,279,800
5.88%, 07/15/2022	219,000	211,948
6.75%, 06/01/2021	605,000	623,755
7.75%, 07/01/2026 (B)	2,137,000	1,859,190

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Unitymedia GmbH
6.13%, 01/15/2025 (A)	$ 525,000	$ 544,898
Univision Communications, Inc.
5.13%, 05/15/2023 (A)	1,377,000	1,303,847
6.75%, 09/15/2022 (A)	399,000	404,985
Ziggo Bond Co. BV
6.00%, 01/15/2027 (A)	500,000	480,000
Ziggo BV
5.50%, 01/15/2027 (A)	1,450,000	1,431,875

		20,652,359

Metals & Mining - 3.2%
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	634,000	626,075
5.75%, 03/01/2025	384,000	367,680
Constellium NV
5.75%, 05/15/2024 (A)	695,000	693,263
6.63%, 03/01/2025 (A) (B)	1,024,000	1,044,480
First Quantum Minerals, Ltd.
7.00%, 02/15/2021 (A)	103,000	104,738
7.25%, 04/01/2023 (A)	996,000	973,590
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	239,000	235,415
5.45%, 03/15/2043	910,000	796,259
6.88%, 02/15/2023	877,000	929,620
New Gold, Inc.
6.25%, 11/15/2022 (A)	682,000	600,160
6.38%, 05/15/2025 (A)	571,000	462,510
Teck Resources, Ltd.
6.00%, 08/15/2040	1,183,000	1,222,261
6.25%, 07/15/2041 (B)	134,000	142,631
8.50%, 06/01/2024 (A)	146,000	156,540

		8,355,222

Oil, Gas & Consumable Fuels - 9.7%
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp.
6.88%, 02/01/2025	520,000	522,600
Callon Petroleum Co.
6.13%, 10/01/2024	1,093,000	1,098,465
6.38%, 07/01/2026	235,000	235,588
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (B)	345,000	339,394
8.25%, 07/15/2025	839,000	864,170
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	520,000	565,500
Cheniere Energy Partners, LP
5.63%, 10/01/2026 (A)	656,000	672,400
Chesapeake Energy Corp.
7.00%, 10/01/2024	490,000	488,775
7.50%, 10/01/2026	331,000	325,141
8.00%, 06/15/2027 (B)	1,061,000	1,045,085
Continental Resources, Inc.
5.00%, 09/15/2022	477,000	480,399
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	570,000	547,200
DCP Midstream Operating, LP
5.38%, 07/15/2025	161,000	167,843
DCP Midstream, LP
Fixed until 12/15/2022 (D), 7.38% (E)	718,000	704,537
Denbury Resources, Inc.
7.50%, 02/15/2024 (A) (B)	328,000	280,030
9.00%, 05/15/2021 (A)	768,000	746,880
Diamondback Energy, Inc.
5.38%, 05/31/2025	275,000	287,031

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 05/15/2026 (A)	$ 485,000	$ 394,063
8.00%, 11/29/2024 (A)	215,000	119,325
9.38%, 05/01/2024 (A)	331,000	117,505
Gulfport Energy Corp.
6.00%, 10/15/2024	217,000	196,958
6.38%, 05/15/2025 - 01/15/2026	1,045,000	937,625
HighPoint Operating Corp.
8.75%, 06/15/2025	431,000	409,450
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	245,000	319,780
8.05%, 10/15/2030, MTN	134,000	171,256
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (A) (B)	432,000	411,480
6.88%, 03/15/2022 (B)	1,104,000	1,115,040
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	240,000	236,400
5.38%, 01/15/2025 (A)	505,000	503,737
5.63%, 10/15/2027 (A)	227,000	225,865
PDC Energy, Inc.
6.13%, 09/15/2024	993,000	993,000
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (A)	793,000	753,350
SM Energy Co.
6.13%, 11/15/2022	701,000	701,000
6.63%, 01/15/2027 (B)	467,000	443,650
6.75%, 09/15/2026 (B)	118,000	113,133
Southwestern Energy Co.
7.50%, 04/01/2026	709,000	723,180
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	343,000	323,278
Summit Midstream Partners, LP
Fixed until 12/15/2022 (D), 9.50% (E)	672,000	621,600
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	450,000	443,813
5.13%, 02/01/2025	991,000	1,010,820
6.50%, 07/15/2027 (A)	255,000	275,081
6.75%, 03/15/2024	1,043,000	1,092,542
6.88%, 01/15/2029 (A)	32,000	34,760
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	118,000	37,760
7.13%, 04/15/2025 (A)	587,000	120,335
Whiting Petroleum Corp.
5.75%, 03/15/2021	845,000	854,717
6.63%, 01/15/2026 (B)	511,000	500,780
WPX Energy, Inc.
5.25%, 09/15/2024	476,000	480,760
6.00%, 01/15/2022	334,000	346,525
8.25%, 08/01/2023	726,000	816,750

		25,216,356

Paper & Forest Products - 0.5%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	375,000	369,375
Norbord, Inc.
6.25%, 04/15/2023 (A)	1,018,000	1,043,450

		1,412,825

Pharmaceuticals - 2.4%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	176,000	186,560
9.25%, 04/01/2026 (A)	415,000	454,135

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (A)	$ 172,000	$ 175,655
5.75%, 08/15/2027 (A)	106,000	108,682
5.88%, 05/15/2023 (A)	1,575,000	1,594,687
6.13%, 04/15/2025 (A)	931,000	921,690
6.50%, 03/15/2022 (A)	125,000	129,375
Endo Dac / Endo Finance LLC
6.00%, 07/15/2023 (A)	1,243,000	957,110
Endo Finance LLC / Endo Finco, Inc.
5.38%, 01/15/2023 (A)	462,000	378,840
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (A)	380,000	385,320
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	164,000	156,353
6.75%, 03/01/2028	749,000	755,077

		6,203,484

Real Estate Management & Development - 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp.
4.88%, 06/01/2023 (A) (B)	479,000	446,667
9.38%, 04/01/2027 (A)	126,000	128,993

		575,660

Road & Rail - 1.0%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	647,000	658,322
5.25%, 05/15/2024 (A)	161,000	165,830
Hertz Corp.
5.50%, 10/15/2024 (A) (B)	1,115,000	935,206
6.25%, 10/15/2022 (B)	668,000	631,260
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (A)	183,000	187,557

		2,578,175

Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (A)	899,000	911,703

Software - 0.9%
Infor US, Inc.
6.50%, 05/15/2022	1,648,000	1,670,660
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	612,000	634,950

		2,305,610

Specialty Retail - 0.9%
L Brands, Inc.
5.25%, 02/01/2028	157,000	139,926
6.75%, 07/01/2036	1,119,000	939,960
6.88%, 11/01/2035	773,000	667,679
PetSmart, Inc.
5.88%, 06/01/2025 (A)	845,000	707,688

		2,455,253

Technology Hardware, Storage & Peripherals - 2.0%
Dell International LLC / EMC Corp.
5.88%, 06/15/2021 (A)	858,000	874,084
7.13%, 06/15/2024 (A)	693,000	734,824
8.35%, 07/15/2046 (A)	560,000	675,901
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	528,000	469,920

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman
4.75%, 01/01/2025	$ 167,000	$ 162,253
4.88%, 03/01/2024 (B)	748,000	743,603
4.88%, 06/01/2027	128,000	122,020
5.75%, 12/01/2034 (B)	700,000	641,167
Western Digital Corp.
4.75%, 02/15/2026 (B)	865,000	826,075

		5,249,847

Trading Companies & Distributors - 1.1%
United Rentals North America, Inc.
4.63%, 10/15/2025	483,000	476,963
5.50%, 07/15/2025 - 05/15/2027	1,727,000	1,763,920
6.50%, 12/15/2026 (B)	609,000	640,972

		2,881,855

Wireless Telecommunication Services - 2.0%
Sprint Communications, Inc.
11.50%, 11/15/2021	955,000	1,100,637
Sprint Corp.
7.13%, 06/15/2024	1,338,000	1,358,070
7.63%, 03/01/2026	734,000	743,909
T-Mobile USA, Inc.
4.00%, 04/15/2022 (B)	360,000	364,050
4.50%, 02/01/2026	412,000	411,775
6.50%, 01/15/2024	273,000	283,579
Wind Tre SpA
5.00%, 01/20/2026 (A)	1,205,000	1,096,851

		5,358,871

Total Corporate Debt Securities (Cost $244,023,047)		241,943,444

LOAN ASSIGNMENTS - 2.3%
IT Services - 0.6%
First Data Corp.
Term Loan,
1-Month LIBOR + 2.00%, 4.49% (E), 07/08/2022 (C)	1,532,571	1,528,500

Machinery - 0.2%
Cortes NP Acquisition Corp.
Term Loan B,
3-Month LIBOR + 4.00%, 6.63% (E), 11/30/2023	507,705	475,550

Software - 1.0%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 6.78% (E), 12/15/2024	1,288,737	1,281,327
Infor, Inc.
Term Loan B6,
1-Month LIBOR + 2.75%, 5.25% (E), 02/01/2022	1,300,000	1,292,688

		2,574,015

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Wireless Telecommunication Services - 0.5%
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (E), 02/02/2024	$ 1,122,137	$ 1,085,668
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (E), 02/02/2024	196,680	192,254

		1,277,922

Total Loan Assignments (Cost $5,917,635)		5,855,987

	Shares	Value
COMMON STOCK - 0.2%
Electric Utilities - 0.2%
Homer City Generation LLC (H) (I) (J) (K)	39,132	560,762

Total Common Stock (Cost $2,125,325)		560,762

PREFERRED STOCKS - 1.4%
Banks - 1.0%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.47% (E)	104,375	2,717,925

Building Products - 0.4%
Associated Materials Group, Inc.,
PIK Rate 0.00%, Cash Rate 0.00% (F) (H) (J) (K)	1,488,904	923,120

Total Preferred Stocks (Cost $3,939,325)		3,641,045

WARRANT - 0.0%
Building Products - 0.0%
Associated Materials Group, Inc., (H) (I) (J) (K) (L)
Exercise Price $0,
Expiration Date 11/17/2023	15,911	0

Total Warrant (Cost $0)		0

OTHER INVESTMENT COMPANY - 8.7%
Securities Lending Collateral - 8.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (M)	22,814,860	22,814,860

Total Other Investment Company (Cost $22,814,860)		22,814,860

Principal	Value
REPURCHASE AGREEMENT - 2.9%

Fixed Income Clearing Corp., 1.45% (M), dated 03/29/2019, to be repurchased at $7,606,648 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $7,760,731.

$ 7,605,729	$ 7,605,729

Total Repurchase Agreement (Cost $7,605,729)	7,605,729

Total Investments (Cost $286,425,921)	282,421,827
Net Other Assets (Liabilities) - (8.1)%	(21,207,665)

Net Assets - 100.0%	$ 261,214,162

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$241,943,444	$—	$241,943,444
Loan Assignments	—	5,855,987	—	5,855,987
Common Stock	—	—	560,762	560,762
Preferred Stocks	2,717,925	—	923,120	3,641,045
Warrant	—	—	0	0
Other Investment Company	22,814,860	—	—	22,814,860
Repurchase Agreement	—	7,605,729	—	7,605,729

Total Investments	$25,532,785	$255,405,160	$1,483,882	$282,421,827

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $110,517,744, representing 42.3% of the Portfolio’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,347,490. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2019, the total value of securities is $1,483,882, representing 0.6% of the Portfolio’s net assets.
(I)	Non-income producing securities.
(J)	Securities are Level 3 of the fair value hierarchy.
(K)	Restricted securities. At March 31, 2019, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stock	Homer City Generation LLC	01/10/2011 - 04/01/2013	$2,125,325	$560,762	0.2%
Preferred Stocks	Associated Materials Group, Inc., 0.00%	11/04/2016 - 12/31/2018	1,444,101	923,120	0.4
Warrant	Associated Materials Group, Inc., 11/17/2023	11/04/2016	0	0	0.0

Total			$3,569,426	$1,483,882	0.6%

(L)	Security deemed worthless.
(M)	Rates disclosed reflect the yields at March 31, 2019.
(N)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.8%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 3.19% (A), 07/25/2036	$ 3,591,844	$ 3,598,372
Edsouth Indenture No. 3 LLC
Series 2012-2, Class A,
1-Month LIBOR + 0.73%, 3.22% (A), 04/25/2039 (B)	2,089,395	2,074,599
Navient Student Loan Trust
Series 2017-1A, Class A2,
1-Month LIBOR + 0.75%, 3.24% (A), 07/26/2066 (B)	3,851,007	3,864,590
SBA Small Business Investment Cos.
Series 2012-10B, Class 1,
2.25%, 09/10/2022	2,638,640	2,625,813
SLM Student Loan Trust
Series 2006-2, Class A6,
3-Month LIBOR + 0.17%, 2.94% (A), 01/25/2041	4,727,693	4,616,884
South Carolina Student Loan Corp.
Series 2010-1, Class A2,
3-Month LIBOR + 1.00%, 3.77% (A), 07/25/2025	1,845,840	1,845,840

Total Asset-Backed Securities (Cost $18,500,400)		18,626,098

CORPORATE DEBT SECURITIES - 5.1%
Banks - 0.3%
Barclays Bank PLC
10.18%, 06/12/2021 (B)	304,000	344,128
Cooperatieve Rabobank UA
Fixed until 06/30/2019 (C), 11.00% (A) (B)	295,000	300,531
ING Bank NV
5.80%, 09/25/2023 (B)	316,000	340,692

		985,351

Beverages - 0.1%
Constellation Brands, Inc.
4.25%, 05/01/2023	210,000	220,004

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	316,000	324,142

Capital Markets - 0.5%
Goldman Sachs Group, Inc.
4.00%, 03/03/2024	1,645,000	1,696,618
Morgan Stanley
3.75%, 02/25/2023, MTN	316,000	324,117

		2,020,735

Consumer Finance - 0.2%
Discover Financial Services
3.85%, 11/21/2022	485,000	496,811
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	298,000	295,901

		792,712

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 3.4%
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	$ 208,000	$ 204,835
7.13%, 10/15/2020 (B)	1,403,000	1,480,730
Portmarnock Leasing LLC
1.74%, 10/22/2024	1,513,703	1,476,863
Private Export Funding Corp.
3.27%, 11/08/2021 (B)	10,000,000	10,186,569

		13,348,997

Diversified Telecommunication Services - 0.1%
AT&T, Inc.
2.45%, 06/30/2020	422,000	420,407

Electrical Equipment - 0.1%
Siemens Financieringsmaatschappij NV
2.15%, 05/27/2020 (B)	263,000	261,539

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	263,000	265,977

Health Care Equipment & Supplies - 0.0% (D)
Abbott Laboratories
3.40%, 11/30/2023	184,000	187,787

Insurance - 0.1%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	369,000	391,066

Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC
4.74%, 03/11/2021	263,000	273,181

Total Corporate Debt Securities (Cost $19,121,461)		19,491,898

MORTGAGE-BACKED SECURITIES - 7.1%
COMM Mortgage Trust
Series 2012-CR4, Class A3,
2.85%, 10/15/2045	2,560,000	2,543,354
Series 2013-CR9, Class A4,
4.23% (A), 07/10/2045	3,000,000	3,165,852
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (B)	5,000,000	5,130,723
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.55% (A), 09/10/2035 (B)	5,000,000	5,134,564
GS Mortgage Securities Trust
Series 2014-GC18, Class A4,
4.07%, 01/10/2047	3,000,000	3,140,008
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5,
3.66%, 07/15/2045	4,535,000	4,674,308
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A4,
4.17% (A), 08/15/2046	3,500,000	3,686,560

Total Mortgage-Backed Securities (Cost $27,083,747)		27,475,369

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 1.3%
Texas - 0.9%
North Texas Higher Education Authority, Inc., Revenue Bonds,
Series 1,
1-Month LIBOR + 1.00%, 3.49% (A), 12/01/2034	$ 3,419,668	$ 3,423,908

Vermont - 0.4%
Vermont Student Assistance Corp., Certificate of Obligation,
1-Month LIBOR + 0.70%, 3.20% (A), 07/28/2034	1,688,425	1,686,838

Total Municipal Government Obligations (Cost $5,099,475)		5,110,746

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.7%
Federal Home Loan Banks
3.25%, 11/16/2028	6,000,000	6,312,123
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.31%, 08/25/2022	5,150,000	5,123,723
3.01%, 07/25/2025	5,000,000	5,078,260
3.11%, 02/25/2023	10,000,000	10,191,446
3.31%, 09/25/2025	15,000,000	15,496,978
3.53%, 06/25/2020	5,500,000	5,530,412
3.97% (A), 01/25/2021	2,945,000	3,006,387
4.08% (A), 11/25/2020	3,618,720	3,679,235
4.22%, 03/25/2020	1,927,227	1,948,190
Federal Home Loan Mortgage Corp. REMIC
4.00%, 02/15/2029	61,567	61,561
Federal National Mortgage Association
1.88%, 12/28/2020	4,000,000	3,970,660
2.38%, 01/19/2023	28,500,000	28,576,756
2.63%, 09/06/2024	4,000,000	4,058,342
2.88%, 09/12/2023	2,000,000	2,046,806
Government National Mortgage Association
3.98% (A), 10/20/2061	351,677	354,006
4.18% (A), 10/20/2061	120,907	121,960
4.25% (A), 09/20/2061	306,807	316,802
4.61% (A), 06/20/2062	3,377,632	3,398,134
4.67% (A), 12/20/2061	355,078	356,430
4.85% (A), 08/20/2061	686,748	695,536
5.00% (A), 07/20/2061	676,002	679,723
Overseas Private Investment Corp.
5.14%, 12/15/2023	8,933	9,524
Tennessee Valley Authority
Series A,
2.88%, 02/01/2027	6,000,000	6,076,256
3.50%, 12/15/2042	5,000,000	5,131,291
4.88%, 01/15/2048	5,000,000	6,391,269

Total U.S. Government Agency Obligations (Cost $118,692,248)		118,611,810

U.S. GOVERNMENT OBLIGATIONS - 44.0%
U.S. Treasury - 44.0%
U.S. Treasury Bond
2.50%, 02/15/2045 - 02/15/2046	6,967,000	6,555,526
2.75%, 11/15/2047	4,400,000	4,336,578
2.88%, 11/15/2046	5,350,000	5,416,457
3.00%, 05/15/2042 - 02/15/2048	7,650,000	7,940,906

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.38%, 05/15/2044 - 11/15/2048	$ 7,500,000	$ 8,301,504
3.50%, 02/15/2039	1,414,500	1,602,750
3.63%, 08/15/2043	2,750,000	3,159,492
4.38%, 05/15/2040	11,481,700	14,605,530
5.25%, 11/15/2028	2,000,000	2,482,969
U.S. Treasury Note
1.13%, 02/28/2021 - 07/31/2021	35,000,000	34,203,477
1.25%, 03/31/2021	4,362,000	4,275,782
1.38%, 01/31/2021	1,700,000	1,671,313
1.63%, 02/15/2026	1,000,000	955,508
2.00%, 02/15/2025	8,000,000	7,869,063
2.25%, 11/15/2027	3,000,000	2,968,125
2.38%, 01/31/2023	5,850,000	5,879,707
2.50%, 01/31/2025	4,500,000	4,551,855
2.63%, 12/15/2021	5,000,000	5,050,000
2.75%, 11/30/2020 - 02/15/2028	7,650,000	7,731,416
2.88%, 10/15/2021 - 08/15/2028	28,750,000	29,411,738
3.00%, 10/31/2025	8,500,000	8,852,949
3.13%, 11/15/2028	1,977,000	2,097,087

Total U.S. Government Obligations (Cost $167,463,554)		169,919,732

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 3.8%
Federal Home Loan Bank Discount Notes
2.47% (E), 11/26/2019	15,000,000	14,759,000

Total Short-Term U.S. Government Agency Obligation (Cost $14,759,000)		14,759,000

REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 1.45% (E), dated 03/29/2019, to be repurchased at $10,489,977 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $10,700,786.	10,488,710	10,488,710

Total Repurchase Agreement (Cost $10,488,710)		10,488,710

Total Investments (Cost $381,208,595)		384,483,363
Net Other Assets (Liabilities) - 0.5%		1,913,864

Net Assets - 100.0%		$ 386,397,227

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	117	06/28/2019	$24,844,602	$24,931,969	$87,367	$—
5-Year U.S. Treasury Note	Long	91	06/28/2019	10,438,595	10,540,359	101,764	—
10-Year U.S. Treasury Bond	Long	6	06/19/2019	778,517	796,688	18,171	—
10-Year U.S. Treasury Note	Long	79	06/19/2019	9,651,790	9,813,281	161,491	—
U.S. Treasury Bond	Long	32	06/19/2019	5,159,839	5,376,000	216,161	—
U.S. Treasury Bond	Short	(28)	06/19/2019	(4,065,204)	(4,190,375)	—	(125,171)

Total						$584,954	$(125,171)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$18,626,098	$—	$18,626,098
Corporate Debt Securities	—	19,491,898	—	19,491,898
Mortgage-Backed Securities	—	27,475,369	—	27,475,369
Municipal Government Obligations	—	5,110,746	—	5,110,746
U.S. Government Agency Obligations	—	118,611,810	—	118,611,810
U.S. Government Obligations	—	169,919,732	—	169,919,732
Short-Term U.S. Government Agency Obligation	—	14,759,000	—	14,759,000
Repurchase Agreement	—	10,488,710	—	10,488,710

Total Investments	$—	$384,483,363	$—	$384,483,363

Other Financial Instruments
Futures Contracts (G)	$584,954	$—	$—	$584,954

Total Other Financial Instruments	$584,954	$—	$—	$584,954

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(125,171)	$—	$—	$(125,171)

Total Other Financial Instruments	$(125,171)	$—	$—	$(125,171)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $29,323,500, representing 7.6% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at March 31, 2019.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.0%
U.S. Mixed Allocation Fund - 95.0%
American Funds Insurance Series - Asset Allocation Fund	34,753,425	$ 810,449,879

Total Investment Company (Cost $763,692,702)		810,449,879

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp., 1.45% (A), dated 03/29/2019, to be repurchased at $43,631,192 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $44,499,379.	$ 43,625,921	43,625,921

Total Repurchase Agreement (Cost $43,625,921)		43,625,921

Total Investments (Cost $807,318,623)		854,075,800
Net Other Assets (Liabilities) - (0.1)%		(811,621)

Net Assets - 100.0%		$ 853,264,179

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$810,449,879	$—	$—	$810,449,879
Repurchase Agreement	—	43,625,921	—	43,625,921

Total Investments	$810,449,879	$43,625,921	$—	$854,075,800

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2019.
(B)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 3.4%
United Technologies Corp.	217,246	$ 28,000,837

Airlines - 1.0%
Southwest Airlines Co.	148,593	7,713,463

Banks - 12.8%
Bank of America Corp.	747,452	20,622,201
JPMorgan Chase & Co.	282,200	28,567,106
US Bancorp	559,342	26,954,691
Wells Fargo & Co.	585,488	28,290,780

		104,434,778

Building Products - 3.5%
Johnson Controls International PLC	765,336	28,271,512

Capital Markets - 2.7%
State Street Corp.	336,034	22,114,397

Chemicals - 6.2%
DowDuPont, Inc.	459,148	24,477,180
Linde PLC	146,053	25,695,104

		50,172,284

Consumer Finance - 2.5%
American Express Co.	185,388	20,262,908

Diversified Telecommunication Services - 5.7%
AT&T, Inc.	644,234	20,203,178
Verizon Communications, Inc.	447,334	26,450,860

		46,654,038

Electric Utilities - 7.7%
Entergy Corp.	342,336	32,737,592
Exelon Corp.	588,501	29,501,555

		62,239,147

Energy Equipment & Services - 2.6%
Schlumberger, Ltd.	489,899	21,344,899

Equity Real Estate Investment Trusts - 3.0%
HCP, Inc.	789,866	24,722,806

Health Care Providers & Services - 4.0%
Cardinal Health, Inc.	235,496	11,339,132
CVS Health Corp.	391,787	21,129,073

		32,468,205

Household Durables - 1.3%
Whirlpool Corp.	78,757	10,466,018

Industrial Conglomerates - 3.3%
General Electric Co.	2,710,818	27,081,072

Insurance - 3.0%
Chubb, Ltd.	174,621	24,460,910

IT Services - 2.5%
International Business Machines Corp.	142,202	20,064,702

Machinery - 3.2%
Stanley Black & Decker, Inc.	185,416	25,248,097
Wabtec Corp.	14,559	1,073,289

		26,321,386

Multi-Utilities - 3.7%
Dominion Energy, Inc.	389,918	29,891,114

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 2.7%
Target Corp.	277,459	$ 22,268,859

Oil, Gas & Consumable Fuels - 10.6%
BP PLC, ADR	571,364	24,980,034
ConocoPhillips	179,251	11,963,212
Occidental Petroleum Corp.	180,328	11,937,714
Phillips 66	258,166	24,569,658
Valero Energy Corp.	151,970	12,891,615

		86,342,233

Pharmaceuticals - 8.0%
Johnson & Johnson	150,896	21,093,752
Pfizer, Inc.	574,049	24,379,861
Sanofi, ADR	435,548	19,286,065

		64,759,678

Specialty Retail - 2.6%
Lowe’s Cos., Inc.	193,635	21,197,223

Tobacco - 2.3%
Philip Morris International, Inc.	209,333	18,502,944

Total Common Stocks (Cost $739,728,473)		799,755,413

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.45% (A), dated 03/29/2019, to be repurchased at $7,930,751 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $8,090,220.	$ 7,929,793	7,929,793

Total Repurchase Agreement (Cost $7,929,793)		7,929,793

Total Investments (Cost $747,658,266)		807,685,206
Net Other Assets (Liabilities) - 0.7%		5,411,714

Net Assets - 100.0%		$ 813,096,920

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$799,755,413	$—	$—	$799,755,413
Repurchase Agreement	—	7,929,793	—	7,929,793

Total Investments	$799,755,413	$7,929,793	$—	$807,685,206

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2019.
(B)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Equity Smart Beta 100 VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 24.4%
iShares Edge MSCI Min Vol EAFE ETF	154,644	$ 11,134,368
iShares Edge MSCI Min Vol Emerging Markets ETF	51,586	3,057,502

		14,191,870

U.S. Equity Funds - 75.5%
iShares Edge MSCI Min Vol USA ETF	162,071	9,529,775
iShares Edge MSCI USA Momentum Factor ETF	84,616	9,492,223
iShares Edge MSCI USA Quality Factor ETF	108,272	9,587,486
iShares Edge MSCI USA Size Factor ETF	68,686	6,043,681
iShares Edge MSCI USA Value Factor ETF	115,139	9,195,000

		43,848,165

Total Exchange-Traded Funds (Cost $50,835,819)		58,040,035

Total Investments (Cost $50,835,819)		58,040,035
Net Other Assets (Liabilities) - 0.1%		61,422

Net Assets - 100.0%		$ 58,101,457

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$58,040,035	$—	$—	$58,040,035

Total Investments	$58,040,035	$—	$—	$58,040,035

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.0%
International Mixed Allocation Fund - 95.0%
Transamerica Blackrock Global Allocation VP (A)	25,911,695	$ 234,241,727

Total Investment Company (Cost $239,205,618)		234,241,727

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp., 1.45% (B), dated 03/29/2019, to be repurchased at $12,569,675 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $12,824,350.	$ 12,568,156	12,568,156

Total Repurchase Agreement (Cost $12,568,156)		12,568,156

Total Investments (Cost $251,773,774)		246,809,883
Net Other Assets (Liabilities) - (0.1)%		(284,535)

Net Assets - 100.0%		$ 246,525,348

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$234,241,727	$—	$—	$234,241,727
Repurchase Agreement	—	12,568,156	—	12,568,156

Total Investments	$234,241,727	$12,568,156	$—	$246,809,883

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$217,594,398	$346,969	$—	$—	$16,300,360	$234,241,727	25,911,695	$—	$—

(B)	Rate disclosed reflects the yield at March 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.5%
International Mixed Allocation Fund - 95.5%
Transamerica Blackrock Global Allocation VP (A)	20,921,132	$ 189,127,031

Total Investment Company (Cost $192,605,370)		189,127,031

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
Fixed Income Clearing Corp., 1.45% (B), dated 03/29/2019, to be repurchased at $6,713,784 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $6,848,792.	$ 6,712,972	6,712,972

Total Repurchase Agreement (Cost $6,712,972)		6,712,972

Total Investments (Cost $199,318,342)		195,840,003
Net Other Assets (Liabilities) - 1.1%		2,083,987

Net Assets - 100.0%		$ 197,923,990

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	Long	3	06/21/2019	$230,817	$231,570	$753	$—
EUR Currency	Long	53	06/17/2019	7,552,448	7,478,631	—	(73,817)
EURO STOXX 50® Index	Long	130	06/21/2019	4,731,642	4,771,477	39,835	—
FTSE 100 Index	Long	12	06/21/2019	1,116,103	1,127,114	11,011	—
GBP Currency	Long	22	06/17/2019	1,817,124	1,795,200	—	(21,924)
JPY Currency	Long	48	06/17/2019	5,436,907	5,447,100	10,193	—
MSCI Emerging Markets Index	Long	83	06/21/2019	4,377,917	4,388,210	10,293	—
Nikkei 225 Index	Long	27	06/13/2019	5,234,551	5,167,103	—	(67,448)
S&P 500® E-Mini Index	Long	135	06/21/2019	18,909,950	19,155,150	245,200	—
S&P Midcap 400® E-Mini Index	Long	12	06/21/2019	2,264,229	2,281,200	16,971	—

Total						$334,256	$(163,189)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$189,127,031	$—	$—	$189,127,031
Repurchase Agreement	—	6,712,972	—	6,712,972

Total Investments	$189,127,031	$6,712,972	$—	$195,840,003

Other Financial Instruments
Futures Contracts (D)	$334,256	$—	$—	$334,256

Total Other Financial Instruments	$334,256	$—	$—	$334,256

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(163,189)	$—	$—	$(163,189)

Total Other Financial Instruments	$(163,189)	$—	$—	$(163,189)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$179,673,168	$75,059	$(3,987,356)	$(653,966)	$14,020,126	$189,127,031	20,921,132	$—	$—

(B)	Rate disclosed reflects the yield at March 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 54.8%
Australia - 0.2%
AGL Energy, Ltd.	16,583	$ 256,336
BHP Group, Ltd.	997	27,248
Newcrest Mining, Ltd.	147,724	2,675,779
Quintis Pty, Ltd. (A) (B) (C)	1,725,383	232,771
Stockland, REIT	42,572	116,379

		3,308,513

Belgium - 0.0% (D)
Anheuser-Busch InBev SA	276	23,146

Brazil - 0.5%
Azul SA, ADR (E)	168,405	4,919,110
B3 SA - Brasil Bolsa Balcao	357	2,929
Banco Santander Brasil SA	2,497	28,042
Notre Dame Intermedica Participacoes SA	425,534	3,564,819
Petrobras Distribuidora SA	15,505	91,675
TIM Participacoes SA	5,705	17,179
Vale SA	923	12,006

		8,635,760

Canada - 1.7%
Canadian National Railway Co.	1,616	144,664
Canadian Pacific Railway, Ltd.	680	140,106
Enbridge, Inc.	222,293	8,051,021
Goldcorp, Inc.	992	11,350
Husky Energy, Inc.	414	4,105
Imperial Oil, Ltd.	4,558	124,425
Manulife Financial Corp.	12,658	214,069
Nutrien, Ltd.	2,566	135,333
Suncor Energy, Inc.	241,230	7,818,065
Teck Resources, Ltd., Class B	5,982	138,409
TransCanada Corp. (F)	187,603	8,425,886
Wheaton Precious Metals Corp.	116,466	2,772,315

		27,979,748

Chile - 0.0% (D)
Cia Cervecerias Unidas SA, ADR	11,309	333,163

China - 1.6%
Agile Group Holdings, Ltd.	54,000	87,364
Agricultural Bank of China, Ltd., H Shares	101,000	46,576
Alibaba Group Holding, Ltd., ADR (E)	19,983	3,645,898
Angang Steel Co., Ltd., Class H (F)	40,000	29,249
Angel Yeast Co., Ltd., A Shares	178,550	718,961
Anhui Conch Cement Co., Ltd., A Shares	6,300	35,793
Anhui Conch Cement Co., Ltd., H Shares	18,500	113,004
BAIC Motor Corp., Ltd., H Shares (G)	7,000	4,574
Baidu, Inc., ADR (E)	818	134,847
Bank of China, Ltd., Class H	31,000	14,059
Beijing Capital International Airport Co., Ltd., Class H	250,000	237,263
CGN Power Co., Ltd., H Shares (G)	46,000	12,833
China CITIC Bank Corp., Ltd., Class H	124,000	78,981
China Communications Services Corp., Ltd., H Shares	32,000	28,535
China Construction Bank Corp., H Shares	51,000	43,724
China Hongqiao Group, Ltd.	52,500	39,526
China Longyuan Power Group Corp., Ltd., H Shares	5,000	3,478

	Shares	Value
COMMON STOCKS (continued)
China (continued)
China Petroleum & Chemical Corp., A Shares	132,800	$ 113,430
China Petroleum & Chemical Corp., H Shares	330,000	260,218
China Shenhua Energy Co., Ltd., Class H	51,000	116,294
CNOOC, Ltd.	102,000	191,008
Country Garden Holdings Co., Ltd.	25,000	39,045
Country Garden Services Holdings Co., Ltd. (E)	12,149	22,627
Daqin Railway Co., Ltd., A Shares	3,600	4,468
Dongfeng Motor Group Co., Ltd., Class H	26,000	26,033
Fosun International, Ltd.	84,500	143,166
Industrial & Commercial Bank of China, Ltd., Class H	292,000	213,887
Jiangsu Expressway Co., Ltd., H Shares	6,000	8,484
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	33,200	644,318
Kweichow Moutai Co., Ltd., A Shares	19,100	2,427,191
Logan Property Holdings Co., Ltd.	4,000	6,624
Luzhou Laojiao Co., Ltd., A Shares	54,500	539,956
New Oriental Education & Technology Group, Inc., ADR (E)	25,257	2,275,403
PetroChina Co., Ltd., Class H	38,000	24,640
Sany Heavy Industry Co., Ltd., A Shares	22,400	42,599
SINA Corp. (E)	1,144	67,771
Sinopec Shanghai Petrochemical Co., Ltd., Class H	260,000	123,873
TAL Education Group, ADR (E)	60,853	2,195,576
Tencent Holdings, Ltd.	190,200	8,746,833
Tencent Music Entertainment Group, ADR (E) (F)	1,431	25,901
Tingyi Holding Corp.	20,000	32,968
Tsingtao Brewery Co., Ltd., Class H	12,000	56,561
Want Want China Holdings, Ltd.	729,000	605,492
Wuliangye Yibin Co., Ltd., A Shares	40,000	565,459
Yanzhou Coal Mining Co., Ltd., H Shares	52,000	51,073
Yum China Holdings, Inc.	15,161	680,880
Zhejiang Expressway Co., Ltd., H Shares	56,000	64,204
Zijin Mining Group Co., Ltd., A Shares	13,200	6,894
Zijin Mining Group Co., Ltd., H Shares	180,000	74,523

		25,672,064

Czech Republic - 0.1%
CEZ AS	28,028	658,332

Denmark - 0.1%
Carlsberg A/S, Class B	2,366	295,492
Danske Bank A/S	1,159	20,340
Novo Nordisk A/S, Class B	31,037	1,624,740

		1,940,572

Finland - 0.0% (D)
Nokia OYJ	24,649	140,296

France - 2.3%
Cie de Saint-Gobain	17,966	651,155
Cie Generale des Etablissements Michelin SCA	395	46,702
Danone SA	175,309	13,508,089
Dassault Aviation SA	1,762	2,599,129
Eiffage SA	12,340	1,185,740
Engie SA	8,843	131,733
Kering SA	549	314,818
L’Oreal SA	166	44,653
Natixis SA	12,253	65,576
Publicis Groupe SA	2,348	125,715

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Safran SA	51,825	$ 7,106,968
Sanofi	17,266	1,525,047
Societe Generale SA	9,714	280,862
Sodexo SA	65,451	7,206,876
TOTAL SA, ADR	2,532	140,906
Unibail-Rodamco-Westfield, REIT (F)	18,248	2,991,442
Vivendi SA	235	6,809

		37,932,220

Germany - 1.1%
adidas AG	763	185,387
Allianz SE	792	176,157
Bayer AG	75,894	4,903,725
Deutsche Boerse AG	128	16,412
Evonik Industries AG	5,524	150,452
Fresenius SE & Co. KGaA	105,160	5,869,852
Knorr-Bremse AG (E)	53,264	5,289,571
SAP SE	1,598	184,633
Vonovia SE	8,705	451,331

		17,227,520

Hong Kong - 1.0%
Beijing Enterprises Holdings, Ltd.	15,500	87,867
China Mobile, Ltd.	21,000	214,014
China Resources Beer Holdings Co., Ltd.	16,000	67,364
China Resources Cement Holdings, Ltd.	148,000	152,714
China Resources Gas Group, Ltd.	16,000	75,415
China Resources Power Holdings Co., Ltd.	2,000	3,006
CITIC, Ltd.	54,000	80,622
CK Asset Holdings, Ltd.	3,500	31,121
CK Infrastructure Holdings, Ltd.	96,000	788,183
CLP Holdings, Ltd.	69,500	805,674
Hang Lung Properties, Ltd.	396,000	966,549
HKT Trust & HKT, Ltd.	336,000	540,172
Hongkong Land Holdings, Ltd.	23,500	167,085
Hysan Development Co., Ltd.	16,000	85,708
I-CABLE Communications, Ltd. (E)	70,516	934
Jardine Matheson Holdings, Ltd.	16,100	1,003,996
Link REIT	59,000	689,966
Power Assets Holdings, Ltd.	30,500	211,559
Sino Land Co., Ltd.	218,000	421,562
Sun Hung Kai Properties, Ltd.	469,500	8,056,312
Swire Pacific, Ltd., Class A	45,000	578,985
WH Group, Ltd. (G)	119,000	127,338
Wharf Real Estate Investment Co., Ltd.	74,000	550,997

		15,707,143

Indonesia - 0.0% (D)
Bank Central Asia Tbk PT	300,500	585,595

Ireland - 0.0% (D)
Accenture PLC, Class A	1,907	335,670
Medtronic PLC	2,867	261,126

		596,796

Italy - 0.5%
Enel SpA	665,549	4,258,491
Eni SpA	8,025	141,818
RAI Way SpA (G)	329,080	1,701,761
Snam SpA	50,880	261,345
Telecom Italia SpA (E)	2,376,970	1,478,234
Telecom Italia SpA	201,584	114,511
UniCredit SpA	6,542	83,864

		8,040,024

	Shares	Value
COMMON STOCKS (continued)
Japan - 7.0%
Aeon Co., Ltd.	2,900	$ 60,614
AGC, Inc.	100	3,501
Ajinomoto Co., Inc.	322,300	5,144,353
Alfresa Holdings Corp.	17,100	486,015
Alps Alpine Co., Ltd.	9,520	198,423
Astellas Pharma, Inc.	242,800	3,633,347
Canon Marketing Japan, Inc.	15,800	310,355
Daicel Corp. (F)	61,400	665,910
Daikin Industries, Ltd.	22,700	2,656,492
Daiwa House Industry Co., Ltd.	1,300	41,277
Denso Corp.	121,500	4,732,613
Dowa Holdings Co., Ltd. (F)	9,100	298,872
East Japan Railway Co.	92,600	8,923,288
Eisai Co., Ltd.	700	39,241
Exedy Corp.	11,000	238,004
Fujitsu, Ltd.	400	28,823
GS Yuasa Corp.	20,300	397,648
Hino Motors, Ltd.	29,300	246,392
Hitachi Chemical Co., Ltd. (F)	21,300	471,241
Hitachi, Ltd.	9,200	297,591
Hoya Corp.	78,900	5,203,285
Japan Airlines Co., Ltd.	236,200	8,309,517
Japan Aviation Electronics Industry, Ltd.	29,200	406,002
JFE Holdings, Inc.	1,900	32,204
Kajima Corp.	900	13,269
Kamigumi Co., Ltd.	14,600	337,764
KDDI Corp.	28,800	619,760
Keyence Corp.	900	560,074
Kinden Corp.	59,500	984,598
Koito Manufacturing Co., Ltd.	88,600	5,012,379
Kuraray Co., Ltd.	23,600	299,818
Kyowa Hakko Kirin Co., Ltd.	2,400	52,188
Kyudenko Corp.	8,300	259,866
Mabuchi Motor Co., Ltd.	16,100	559,280
Maeda Road Construction Co., Ltd.	15,800	306,363
Medipal Holdings Corp.	19,700	467,482
Mitsubishi Electric Corp.	369,900	4,747,656
Mitsubishi Estate Co., Ltd.	34,600	626,097
Mitsubishi Heavy Industries, Ltd.	2,900	120,312
Mitsubishi Motors Corp.	2,400	12,733
Mitsubishi Tanabe Pharma Corp.	1,000	13,345
Mitsubishi UFJ Financial Group, Inc.	20,100	99,747
Mitsui & Co., Ltd.	2,800	43,416
Murata Manufacturing Co., Ltd.	95,400	4,744,607
Nichias Corp.	17,700	350,071
Nippo Corp.	14,400	268,173
Nippon Telegraph & Telephone Corp.	12,700	538,916
Nippon Television Holdings, Inc.	36,600	548,191
Nitto Denko Corp.	44,400	2,329,568
Okumura Corp. (F)	17,900	567,703
Olympus Corp.	170,000	1,843,725
Ono Pharmaceutical Co., Ltd.	5,900	115,466
Oracle Corp.	1,500	100,559
Otsuka Holdings Co., Ltd.	1,900	74,557
Panasonic Corp.	6,700	57,684
Rohm Co., Ltd.	32,500	2,023,369
Seino Holdings Co., Ltd.	21,700	288,798
Seven & i Holdings Co., Ltd.	8,200	308,970
Shimamura Co., Ltd.	3,300	278,995
Shin-Etsu Chemical Co., Ltd.	71,900	6,020,319
Shionogi & Co., Ltd.	400	24,730
Shiseido Co., Ltd.	2,000	144,131
Sony Corp.	6,900	289,186
Stanley Electric Co., Ltd.	10,000	268,429
Subaru Corp. (F)	272,700	6,206,675

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Chemical Co., Ltd.	24,300	$ 112,916
Sumitomo Mitsui Financial Group, Inc.	600	20,983
Suzuken Co., Ltd.	8,000	462,691
Suzuki Motor Corp.	166,100	7,340,592
Sysmex Corp.	2,200	132,798
T&D Holdings, Inc.	3,100	32,558
Takeda Pharmaceutical Co., Ltd.	900	36,713
Toagosei Co., Ltd.	47,100	497,221
Toda Corp.	76,000	466,300
Tokyo Gas Co., Ltd.	215,600	5,823,320
Tokyo Steel Manufacturing Co., Ltd.	79,700	691,793
Toray Industries, Inc.	357,200	2,278,306
Toshiba Corp.	5,800	184,472
Toyota Industries Corp.	84,300	4,221,465
TV Asahi Holdings Corp.	26,600	466,094
Ube Industries, Ltd.	125,600	2,578,183
Unicharm Corp.	2,000	66,101
Yahoo Japan Corp. (F)	14,300	34,966
Yamato Kogyo Co., Ltd.	11,800	321,537
ZOZO, Inc.	188,500	3,547,875

		114,670,861

Macau - 0.0% (D)
Sands China, Ltd.	2,000	10,051

Malaysia - 0.0% (D)
Malaysia Airports Holdings Bhd.	129,600	229,836

Mexico - 0.0% (D)
America Movil SAB de CV, Series L	197,588	141,191
Cemex SAB de CV (E)	45,390	21,186
Grupo Financiero Banorte SAB de CV, Class O	2,175	11,816
Grupo Televisa SAB	2,825	6,244

		180,437

Netherlands - 2.4%
ABN AMRO Group NV, CVA (G)	293,445	6,616,357
Adyen NV (E) (G)	75	58,724
ASML Holding NV	1,183	221,880
Koninklijke Ahold Delhaize NV	3,963	105,469
Koninklijke Philips NV	300,199	12,229,015
NXP Semiconductors NV	2,827	249,879
Royal Dutch Shell PLC, Class A	436,602	13,703,441
Royal Dutch Shell PLC, Class A, ADR	80,989	5,069,101
Royal Dutch Shell PLC, Class A	6,717	211,146
Royal Dutch Shell PLC, Class B	6,718	212,447

		38,677,459

Norway - 0.0% (D)
Equinor ASA	2,715	59,447

Peru - 0.0% (D)
Southern Copper Corp.	3,110	123,405

Portugal - 0.0% (D)
Jeronimo Martins SGPS SA	29,098	429,225

Republic of Korea - 0.6%
Coway Co., Ltd.	6,928	576,774
Doosan Bobcat, Inc.	8,062	219,466
E-MART, Inc.	520	78,795
Hana Financial Group, Inc.	3,745	120,093
Industrial Bank of Korea	6,004	74,316
KB Financial Group, Inc.	1,532	56,483
KT&G Corp.	45,073	4,109,819

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
LG Chem, Ltd.	2,345	$ 756,118
LG Electronics, Inc.	2,577	170,498
NCSoft Corp.	1,217	531,787
POSCO	2,902	646,821
S-Oil Corp.	5,626	444,093
Samsung Electro-Mechanics Co., Ltd.	73	6,721
Samsung Electronics Co., Ltd.	5,448	214,301
Samsung SDS Co., Ltd.	268	55,484
Shinhan Financial Group Co., Ltd.	6,059	224,190
SK Telecom Co., Ltd.	2,826	626,147

		8,911,906

Republic of South Africa - 0.0% (D)
Aspen Pharmacare Holdings, Ltd.	4,616	29,746
Kumba Iron Ore, Ltd. (F)	244	7,277
Multichoice Group, Ltd. (E)	37	309
Old Mutual, Ltd. (F)	53,708	81,406

		118,738

Singapore - 0.5%
CapitaLand, Ltd.	2,550,900	6,870,160
ComfortDelGro Corp., Ltd.	326,800	619,720
Genting Singapore, Ltd.	219,000	168,058
Singapore Telecommunications, Ltd.	257,800	574,474
United Overseas Bank, Ltd.	28,800	535,305

		8,767,717

Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA	12,384	70,751
CaixaBank SA	25,114	78,430
Cellnex Telecom SA (E) (G)	260,452	7,642,960

		7,792,141

Sweden - 0.0% (D)
Sandvik AB	4,529	73,557
Telefonaktiebolaget LM Ericsson, B Shares (F)	11,343	104,215

		177,772

Switzerland - 1.2%
Chubb, Ltd.	29,710	4,161,777
Glencore PLC (E)	35,548	147,209
Nestle SA	151,145	14,404,881
Roche Holding AG	289	79,626
Swiss Re AG	740	72,294

		18,865,787

Taiwan - 0.9%
Cathay Financial Holding Co., Ltd.	444,000	647,549
Cheng Shin Rubber Industry Co., Ltd.	212,000	288,555
Chunghwa Telecom Co., Ltd.	1,014,000	3,602,570
Far EasTone Telecommunications Co., Ltd.	614,000	1,480,190
Formosa Chemicals & Fibre Corp.	136,000	494,216
Formosa Petrochemical Corp.	106,000	397,236
Formosa Plastics Corp.	154,000	547,136
Fubon Financial Holding Co., Ltd.	520,000	776,107
Globalwafers Co., Ltd.	5,000	49,155
Hon Hai Precision Industry Co., Ltd.	260,520	621,282
MediaTek, Inc.	6,000	54,996
Nan Ya Plastics Corp.	194,000	496,637
Taiwan Mobile Co., Ltd.	490,000	1,772,684

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	322,000	$ 2,564,884
Uni-President Enterprises Corp.	343,000	832,446

		14,625,643

Thailand - 0.2%
Advanced Info Service PCL	134,600	780,413
Intouch Holdings PCL, F Shares (F)	355,300	638,163
PTT Global Chemical PCL	304,400	645,057
Siam Cement PCL	43,900	661,232
Thai Oil PCL	203,700	446,105

		3,170,970

Turkey - 0.0% (D)
Turkiye Is Bankasi AS, Class C	5,885	5,805

United Arab Emirates - 0.2%
NMC Health PLC (F)	114,093	3,394,033

United Kingdom - 1.5%
Barclays PLC	14,713	29,641
Berkeley Group Holdings PLC	11,233	539,716
Diageo PLC	1,034	42,260
Experian PLC	1,498	40,563
Fiat Chrysler Automobiles NV (E)	3,964	59,016
GlaxoSmithKline PLC	11,914	247,782
GW Pharmaceuticals PLC, ADR (E)	5,979	1,007,880
HSBC Holdings PLC	667,795	5,421,272
Kingfisher PLC	1,321,307	4,040,757
Liberty Global PLC, Class A (E)	135,169	3,368,412
Liberty Global PLC, Series C (E)	3,930	95,145
National Grid PLC	17,990	199,352
Rio Tinto, Ltd.	1,078	74,944
Rolls-Royce Holdings PLC	4,804	56,513
SSE PLC	2,228	34,445
Vodafone Group PLC	5,457,614	9,937,358
WPP PLC	256	2,703

		25,197,759

United States - 30.7%
Abbott Laboratories	7,358	588,199
AbbVie, Inc.	4,629	373,051
Adobe, Inc. (E)	1,626	433,313
AES Corp.	7,837	141,693
Agilent Technologies, Inc.	451	36,251
Air Products & Chemicals, Inc.	60,909	11,631,183
Allergan PLC	1,025	150,070
Alliance Data Systems Corp.	423	74,017
Ally Financial, Inc.	3,028	83,240
Alphabet, Inc., Class A (E)	219	257,739
Alphabet, Inc., Class C (E)	19,947	23,404,015
Altria Group, Inc.	161,466	9,272,992
Amazon.com, Inc. (E)	8,005	14,254,904
American Airlines Group, Inc.	3,180	100,997
American Electric Power Co., Inc.	31	2,596
American Tower Corp., REIT	2,545	501,518
American Water Works Co., Inc.	8,353	870,884
Ameriprise Financial, Inc.	3,165	405,437
Amgen, Inc.	2,659	505,157
Anadarko Petroleum Corp.	5,222	237,497
Anthem, Inc.	51,585	14,803,863
Apple, Inc.	102,516	19,472,914
AT&T, Inc.	763	23,928
Autodesk, Inc. (E)	1,034	161,118
Automatic Data Processing, Inc.	837	133,702
Bank of America Corp.	9,851	271,789

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Bank of New York Mellon Corp.	2,625	$ 132,379
Baxter International, Inc.	6,659	541,443
BB&T Corp.	147	6,840
Berkshire Hathaway, Inc., Class B (E)	5,105	1,025,543
Biogen, Inc. (E)	12,182	2,879,581
Boeing Co.	1,354	516,443
Booking Holdings, Inc. (E)	119	207,644
Bristol-Myers Squibb Co.	6,373	304,056
Broadcom, Inc.	15	4,511
Capital One Financial Corp.	1,297	105,952
Cardinal Health, Inc.	2,148	103,426
Carnival Corp.	3,766	191,012
Caterpillar, Inc.	1,137	154,052
CenterPoint Energy, Inc.	3,061	93,973
CH Robinson Worldwide, Inc.	6,695	582,398
Charles Schwab Corp.	126,681	5,416,880
Charter Communications, Inc., Class A (E)	33,712	11,695,030
Chevron Corp.	3,319	408,834
Cisco Systems, Inc.	11,818	638,054
Citigroup, Inc.	39,834	2,478,471
Cloudera, Inc. (E)	260,216	2,846,763
CMS Energy Corp.	15,499	860,814
Cognizant Technology Solutions Corp., Class A	1,247	90,345
Colgate-Palmolive Co.	161,121	11,043,233
Comcast Corp., Class A	464,424	18,567,672
ConocoPhillips	1,920	128,141
Corning, Inc.	8,039	266,091
Costco Wholesale Corp.	756	183,058
CSX Corp.	7,000	523,740
Cummins, Inc.	576	90,933
CVS Health Corp.	133,777	7,214,594
DaVita, Inc. (E)	87,187	4,733,382
Dell Technologies, Inc., C Shares (E)	106	6,221
Delta Air Lines, Inc.	2,057	106,244
Devon Energy Corp.	3,033	95,721
Discover Financial Services	2,111	150,219
Dollar Tree, Inc. (E)	77,244	8,113,710
Domo, Inc., Class B (E) (F)	73,159	2,950,502
Dover Corp.	61,478	5,766,636
DowDuPont, Inc.	105,468	5,622,499
Dropbox, Inc., Class A (E)	220,496	4,806,813
DXC Technology Co.	4,107	264,121
Eaton Corp. PLC	1,506	121,323
eBay, Inc.	3,936	146,183
Edwards Lifesciences Corp. (E)	695	132,974
Emerson Electric Co.	111,909	7,662,409
Equinix, Inc., REIT	12,873	5,833,529
Equity Residential, REIT	62,971	4,742,976
Estee Lauder Cos., Inc., Class A	77	12,747
Eversource Energy	11,648	826,426
Exelon Corp.	11,339	568,424
Expedia Group, Inc.	1,821	216,699
Exxon Mobil Corp.	219,396	17,727,197
Facebook, Inc., Class A (E)	36,591	6,099,354
Fidelity National Information Services, Inc.	1,322	149,518
Fieldwood Energy, Inc. (A) (C)	9,869	345,415
Fifth Third Bancorp	6,176	155,759
FirstEnergy Corp.	20,700	861,327
FleetCor Technologies, Inc. (E)	35,243	8,690,571
Fortune Brands Home & Security, Inc.	5,502	261,950
General Electric Co.	10,659	106,483
General Motors Co.	4,200	155,820
Gilead Sciences, Inc.	105,746	6,874,547
Global Payments, Inc.	3,297	450,106
Goldman Sachs Group, Inc.	2,115	406,059
Hartford Financial Services Group, Inc.	10,024	498,393

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
HCA Healthcare, Inc.	33,643	$ 4,386,374
Helmerich & Payne, Inc.	2,243	124,621
Hewlett Packard Enterprise Co.	9,707	149,779
Home Depot, Inc.	1,254	240,630
HP, Inc.	3,768	73,212
Humana, Inc.	660	175,560
Huntsman Corp.	4,215	94,795
Illumina, Inc. (E)	448	139,189
Intel Corp.	10,698	574,483
International Business Machines Corp.	2,593	365,872
Intuit, Inc.	2,128	556,280
Intuitive Surgical, Inc. (E)	123	70,181
Johnson & Johnson	137,708	19,250,201
JPMorgan Chase & Co.	119,218	12,068,438
KAR Auction Services, Inc.	57,386	2,944,476
KeyCorp	362	5,702
KLA-Tencor Corp.	1,518	181,264
Kohl’s Corp.	1,872	128,737
Kroger Co.	839	20,639
Lear Corp.	639	86,719
Liberty Broadband Corp., Class A (E)	10,228	937,294
Liberty Broadband Corp., Class C (E)	43,958	4,032,707
Liberty Media Corp. - Liberty SiriusXM, Class A (E)	36,677	1,400,328
Liberty Media Corp. - Liberty SiriusXM, Class C (E)	61,458	2,350,154
Lockheed Martin Corp.	58	17,409
Lowe’s Cos., Inc.	10,006	1,095,357
Marathon Petroleum Corp.	90,861	5,438,031
Marsh & McLennan Cos., Inc.	122,297	11,483,688
Masco Corp.	13,144	516,691
Mastercard, Inc., Class A	2,662	626,768
McDonald’s Corp.	1,116	211,928
McKesson Corp.	1,488	174,185
Merck & Co., Inc.	9,976	829,704
MetLife, Inc.	3,153	134,223
Micron Technology, Inc. (E)	3,437	142,051
Microsoft Corp.	138,670	16,354,740
Mondelez International, Inc., Class A	10,218	510,083
Monster Beverage Corp. (E)	379	20,686
Morgan Stanley	97,835	4,128,637
Mylan NV (E)	2,598	73,627
Newmont Mining Corp.	135,855	4,859,533
NextEra Energy, Inc.	49,030	9,478,480
NIKE, Inc., Class B	3,826	322,187
Norfolk Southern Corp.	1,311	245,013
Northrop Grumman Corp.	592	159,603
NRG Energy, Inc.	3,232	137,295
Occidental Petroleum Corp.	1,695	112,209
Omnicom Group, Inc.	8,269	603,554
ONEOK, Inc.	118,310	8,262,770
Oracle Corp.	45,993	2,470,284
Packaging Corp. of America	1,499	148,971
Paychex, Inc.	2,527	202,665
PayPal Holdings, Inc. (E)	2,144	222,633
PepsiCo, Inc.	6,762	828,683
Pfizer, Inc.	262,016	11,127,820
Philip Morris International, Inc.	81,267	7,183,190
Phillips 66	4,940	470,140
Procter & Gamble Co.	3,808	396,222
Progressive Corp.	764	55,077
Prudential Financial, Inc.	1,429	131,297
PVH Corp.	967	117,926
QUALCOMM, Inc.	91,850	5,238,206
Raytheon Co.	55,873	10,173,356
Reinsurance Group of America, Inc.	1,234	175,203
Rockwell Automation, Inc.	826	144,930

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Ross Stores, Inc.	1,802	$ 167,766
Royal Caribbean Cruises, Ltd.	2,259	258,927
Schlumberger, Ltd.	10,599	461,798
Sempra Energy	29,675	3,734,896
Starbucks Corp.	4,626	343,897
State Street Corp.	1,037	68,245
Stryker Corp.	3,199	631,866
SunTrust Banks, Inc.	89,190	5,284,508
Symantec Corp.	5,309	122,054
Sysco Corp.	1,530	102,143
Target Corp.	1,865	149,685
Thermo Fisher Scientific, Inc.	2,269	621,071
Travelers Cos., Inc.	5,238	718,444
Union Pacific Corp.	1,825	305,140
United Continental Holdings, Inc. (E)	2,450	195,461
United Parcel Service, Inc., Class B	474	52,965
United Technologies Corp.	71,078	9,161,243
UnitedHealth Group, Inc.	17,058	4,217,761
US Bancorp	11,724	564,980
Valero Energy Corp.	1,849	156,851
VeriSign, Inc. (E)	1,222	221,866
Verizon Communications, Inc.	206,728	12,223,827
VF Corp.	1,371	119,154
Visa, Inc., Class A	4,547	710,196
Vistra Energy Corp.	32,198	838,114
VMware, Inc., Class A	1,956	353,078
Vornado Realty Trust, REIT	3,912	263,825
Walmart, Inc.	4,300	419,379
Walt Disney Co.	1,658	184,088
Waste Management, Inc.	936	97,260
Wells Fargo & Co.	275,580	13,316,026
Welltower, Inc., REIT	18,551	1,439,558
Western Digital Corp.	106,550	5,120,793
Weyerhaeuser Co., REIT	28,336	746,370
Williams Cos., Inc.	546,852	15,705,589
Wyndham Destinations, Inc.	2,674	108,270
Xcel Energy, Inc.	16,832	946,127
Yum! Brands, Inc.	2,266	226,169
Zoetis, Inc.	1,393	140,233
Zynga, Inc., Class A (E)	800,153	4,264,816

		503,303,359

Total Common Stocks (Cost $843,516,223)		897,493,243

CONVERTIBLE PREFERRED STOCKS - 0.3%
United States - 0.3%
Mandatory Exchangeable Trust,
5.75% (G)	23,910	4,854,184
Wells Fargo & Co.,
Series L, Class A, 7.50%	505	652,637

Total Convertible Preferred Stocks (Cost $2,993,854)		5,506,821

PREFERRED STOCKS - 1.0%
Brazil - 0.0% (D)
Braskem SA,
3.87% (H)	3,526	45,839
Itau Unibanco Holding SA,
4.20% (H)	79,653	700,436

		746,275

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Germany - 0.3%
Henkel AG & Co. KGaA,
1.98% (H)	42,343	$ 4,322,343

Republic of Korea - 0.0% (D)
Samsung Electronics Co., Ltd.,
2.82% (H)	3,963	126,560

United States - 0.7%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 9.12% (I)	54,607	1,493,501
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.47% (I)	59,570	1,551,203
Palantir Technologies, Inc.,
0.00% (A) (B) (C)	212,750	1,350,963
Uber Technologies, Inc.,
0.00% (A) (B) (C)	129,064	6,631,308

		11,026,975

Total Preferred Stocks (Cost $11,397,546)		16,222,153

EXCHANGE-TRADED FUNDS - 1.4%
United States - 1.4%
iShares Gold Trust (E)	1,406,634	17,414,129
SPDR Gold Shares (E) (J)	39,743	4,849,043

Total Exchange-Traded Funds (Cost $22,500,507)		22,263,172

MASTER LIMITED PARTNERSHIP - 0.2%
United States - 0.2%
NextEra Energy Partners, LP	54,843	2,557,878

Total Master Limited Partnership (Cost $1,460,156)		2,557,878

	Principal	Value
CONVERTIBLE BONDS - 0.1%
India - 0.0% (D)
REI Agro, Ltd.
5.50%, 11/13/2014 (C) (E) (G) (K)	$ 697,000	42
5.50%, 11/13/2014 (E) (K) (L)	259,000	15

		57

Netherlands - 0.0% (D)
Bio City Development Co. BV
8.00%, 07/06/2020 (A) (B) (C) (E) (G) (K)	2,400,000	438,000

Singapore - 0.1%
CapitaLand, Ltd.
1.95%, 10/17/2023 (G)	SGD 1,250,000	899,638

Total Convertible Bonds (Cost $3,317,373)		1,337,695

	Principal	Value
CORPORATE DEBT SECURITIES - 5.3%
Australia - 0.1%
Quintis Australia Pty, Ltd.
PIK Rate 12.00%, Cash Rate 12.00%, 10/01/2028 (A) (B) (C) (F) (G) (M) (N)	$ 3,364,040	$ 2,166,542
PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026 (A) (B) (C) (F) (G) (M) (N)	181,840	170,697

		2,337,239

Cayman Islands - 0.1%
Baidu, Inc.
4.38%, 05/14/2024	945,000	979,744

Chile - 0.0% (D)
Inversiones Alsacia SA
8.00%, 12/31/2018 (C) (G) (O)	944,802	23,620

France - 0.1%
Danone SA
2.59%, 11/02/2023 (G)	1,294,000	1,266,265

Japan - 0.3%
Sumitomo Mitsui Financial Group, Inc.
3.94%, 10/16/2023	3,579,000	3,712,624
Takeda Pharmaceutical Co., Ltd.
3.80%, 11/26/2020 (G)	885,000	897,836

		4,610,460

Luxembourg - 0.1%
Allergan Funding SCS
3.45%, 03/15/2022	1,105,000	1,114,951
Intelsat Jackson Holdings SA
8.00%, 02/15/2024 (G)	339,000	353,407

		1,468,358

Netherlands - 0.1%
ING Groep NV
4.10%, 10/02/2023	1,635,000	1,680,502
Fixed until 04/16/2020 (P), 6.00% (F) (I)	595,000	593,036

		2,273,538

Switzerland - 0.1%
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (G)	765,000	789,810

United Kingdom - 0.4%
HSBC Holdings PLC
Fixed until 03/13/2022, 3.26% (I), 03/13/2023	1,127,000	1,129,755
Fixed until 03/11/2024, 3.80% (I), 03/11/2025	665,000	674,100
Fixed until 09/17/2024 (P), 6.38% (I)	2,307,000	2,321,419
Lloyds Bank PLC
Fixed until 01/21/2029, 13.00% (I), 01/22/2029 (P), MTN	GBP 1,265,000	2,793,827

		6,919,101

United States - 4.0%
Allergan Sales LLC
5.00%, 12/15/2021 (G)	$ 571,000	594,240
Altria Group, Inc.
3.49%, 02/14/2022	320,000	325,022
3.80%, 02/14/2024	662,000	673,775
4.40%, 02/14/2026	1,040,000	1,068,951
American Express Co.
3.70%, 08/03/2023	2,492,000	2,553,711
Fixed until 03/15/2020 (P), 4.90% (I)	802,000	797,629

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Apple, Inc.
3.20%, 05/11/2027	$ 1,954,000	$ 1,970,206
3.35%, 02/09/2027	2,033,000	2,074,785
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN	244,000	249,598
Bank of America Corp.
3.30%, 01/11/2023, MTN	1,164,000	1,178,778
Fixed until 07/23/2023, 3.86% (I), 07/23/2024, MTN	265,000	272,529
4.00%, 01/22/2025, MTN	650,000	662,892
4.13%, 01/22/2024, MTN	1,046,000	1,096,034
Becton Dickinson and Co.
2.89%, 06/06/2022	1,631,000	1,623,387
3.13%, 11/08/2021	1,129,000	1,133,593
3.36%, 06/06/2024	518,000	517,998
BP Capital Markets America, Inc.
3.79%, 02/06/2024	966,000	1,002,488
Broadcom, Inc.
3.13%, 04/15/2021 (G)	1,955,000	1,952,693
Capital One Financial Corp.
3.20%, 01/30/2023	837,000	838,075
3.30%, 10/30/2024	607,000	600,989
Cigna Corp.
3.40%, 09/17/2021 (G)	1,579,000	1,595,057
3.75%, 07/15/2023 (G)	1,344,000	1,378,008
Citigroup, Inc.
Fixed until 03/27/2020 (P), 5.88% (I)	2,617,000	2,643,170
Fixed until 08/15/2020 (P), 5.95% (I)	1,060,000	1,070,600
Comcast Corp.
3.70%, 04/15/2024	2,306,000	2,382,156
CVS Health Corp.
3.70%, 03/09/2023	3,577,000	3,634,520
eBay, Inc.
2.75%, 01/30/2023	624,000	616,249
Edgewell Personal Care Co.
4.70%, 05/19/2021	106,000	107,458
Energy Transfer Operating, LP
4.05%, 03/15/2025	358,000	363,001
Enterprise Products Operating LLC
3.35%, 03/15/2023	1,597,000	1,620,871
3.75%, 02/15/2025	355,000	366,449
3.90%, 02/15/2024	363,000	376,858
Gilead Sciences, Inc.
3.25%, 09/01/2022	1,165,000	1,186,716
3.70%, 04/01/2024	1,288,000	1,329,977
Goldman Sachs Group, Inc.
Fixed until 06/05/2022, 2.91% (I), 06/05/2023	1,164,000	1,150,551
3.63%, 02/20/2024	1,357,000	1,370,877
Fixed until 05/10/2020 (P), 5.38% (I)	1,236,000	1,246,815
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	203,000	218,227
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	667,000	691,816
McDonald’s Corp.
3.35%, 04/01/2023, MTN	735,000	750,099
Morgan Stanley
Fixed until 07/15/2019 (P), 5.45% (I)	872,000	874,180
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (G) (P)	886,000	899,290
NextEra Energy Capital Co.
2.90%, 04/01/2022	1,070,000	1,070,936
Northrop Grumman Corp.
2.55%, 10/15/2022	1,164,000	1,151,142
Philip Morris International, Inc.
3.60%, 11/15/2023	467,000	480,462

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Prudential Financial, Inc.
Fixed until 06/15/2023, 5.63% (I), 06/15/2043	$ 441,000	$ 458,640
Fixed until 09/15/2022, 5.88% (I), 09/15/2042	664,000	702,180
QUALCOMM, Inc.
2.60%, 01/30/2023	586,000	579,133
2.90%, 05/20/2024	1,516,000	1,490,228
Simon Property Group, LP
2.75%, 06/01/2023	466,000	465,197
Starbucks Corp.
3.10%, 03/01/2023	1,167,000	1,178,942
TransDigm, Inc.
6.25%, 03/15/2026 (G)	2,994,000	3,118,251
USB Capital IX
3-Month LIBOR + 1.02%, 3.81% (I), 04/29/2019 (P)	318,000	249,630
Verizon Communications, Inc.
3.50%, 11/01/2024	1,294,000	1,324,972
Vistra Operations Co. LLC
5.63%, 02/15/2027 (G)	1,036,000	1,077,440
Walgreen Co.
3.10%, 09/15/2022	1,188,000	1,195,735
Wells Fargo & Co.
3.07%, 01/24/2023	232,000	232,307
3.75%, 01/24/2024, MTN	746,000	767,692
Wells Fargo Bank NA
3.55%, 08/14/2023	2,062,000	2,115,679
Williams Cos., Inc.
3.70%, 01/15/2023	938,000	954,915
4.55%, 06/24/2024	541,000	571,075

		66,244,874

Total Corporate Debt Securities (Cost $87,826,380)		86,913,009

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Argentina - 0.8%
Argentina Republic Government International Bond
3.38%, 01/15/2023	EUR 1,347,000	1,210,219
5.25%, 01/15/2028	250,000	205,953
5.88%, 01/11/2028	$ 6,661,000	5,108,987
6.88%, 01/26/2027	4,887,000	3,953,583
7.82%, 12/31/2033	EUR 2,815,666	2,732,333

		13,211,075

Australia - 0.2%
Australia Government Bond
3.00%, 03/21/2047 (L)	AUD 4,965,000	3,947,338

Canada - 0.2%
Canada Government Bond
0.75%, 03/01/2021	CAD 3,899,000	2,873,680

Germany - 0.8%
Bundesrepublik Deutschland Bundesanleihe
0.50%, 02/15/2028 (L)	EUR 10,990,168	13,067,917

Total Foreign Government Obligations (Cost $35,448,548)		33,100,010

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 0.1%
United States - 0.1%
Fieldwood Energy LLC
1st Lien Term Loan,
1-Month LIBOR + 5.25%, 7.75% (I), 04/11/2022	$ 249,657	$ 237,424
2nd Lien Term Loan,
1-Month LIBOR + 7.25%, 9.75% (I), 04/11/2023	337,037	275,247
Hilton Worldwide Finance LLC
Term Loan B2,
1-Month LIBOR + 1.75%, 4.24% (I), 10/25/2023	1,452,061	1,446,355

Total Loan Assignments (Cost $2,044,248)		1,959,026

U.S. GOVERNMENT OBLIGATIONS - 25.0%
U.S. Treasury - 24.1%
U.S. Treasury Note
1.50%, 11/30/2019	4,500,000	4,471,875
2.13%, 03/31/2024 (Q)	30,658,600	30,488,541
2.38%, 02/29/2024	52,412,400	52,754,309
2.50%, 01/31/2024	82,424,400	83,383,871
2.63%, 12/31/2023	36,245,600	36,861,492
2.63%, 01/31/2026 (J)	50,721,800	51,698,591
2.88%, 09/30/2023 - 11/30/2025	104,913,700	107,793,394
3.00%, 10/31/2025 (J)	25,808,800	26,880,470

		394,332,543

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
0.63%, 04/15/2023	14,950,991	15,054,380

Total U.S. Government Obligations (Cost $401,411,349)		409,386,923

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 4.0%
Japan - 4.0%
Japan Treasury Discount Bill
0.00% (H) (R), 04/04/2019 - 05/27/2019	JPY 7,319,100,000	66,049,520

Total Short-Term Foreign Government Obligations (Cost $66,763,185)		66,049,520

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.6%
U.S. Treasury Bill
2.39% (H), 04/18/2019	$ 1,000,000	998,756
2.40% (H), 04/23/2019	18,000,000	17,971,632
2.41% (H), 04/25/2019	20,000,000	19,965,882
2.41% (H), 04/02/2019 (F)	1,000,000	999,802
2.43% (H), 04/16/2019 - 04/30/2019 (F)	8,000,000	7,986,312
2.44% (H), 04/18/2019	30,000,000	29,962,056
2.46% (H), 04/11/2019	14,000,000	13,988,702

Total Short-Term U.S. Government Obligations (Cost $91,873,142)		91,873,142

	Shares	Value
OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (H)	31,994,751	31,994,751

Total Other Investment Company (Cost $31,994,751)		31,994,751

Principal		Value
REPURCHASE AGREEMENTS - 0.2%

Fixed Income Clearing Corp., 1.45% (H), dated 03/29/2019, to be repurchased at $1,746,802 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $1,784,309.

	$ 1,746,591	$ 1,746,591
State Street Bank & Trust Co., 0.05% (H), dated 03/29/2019, to be repurchased at $780,022 on 04/01/2019. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/01/2047, and with a value of $798,476.	780,018	780,018

Total Repurchase Agreements (Cost $2,526,609)		2,526,609

Total Investments Excluding Purchased Options/Swaptions (Cost $1,605,073,871)		1,669,183,952
Total Purchased Options/Swaptions - 0.1% (Cost $8,747,192)		3,197,055

Total Investments (Cost $1,613,821,063)		1,672,381,007

Shares		Value
SECURITIES SOLD SHORT - (0.1)%
COMMON STOCKS - (0.1)%
Electronic Equipment, Instruments & Components - (0.1)%
Yaskawa Electric Corp.	(44,300)	(1,388,996)

Semiconductors & Semiconductor Equipment - (0.0)% (D)
Sumco Corp.	(90,800)	(1,008,525)

Total Common Stocks (Proceeds $(2,829,690))		(2,397,521)

Total Securities Sold Short (Proceeds $(2,829,690))		(2,397,521)

Net Other Assets (Liabilities) - (2.0)%		(32,185,469)

Net Assets - 100.0%		$ 1,637,798,017

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED: (S)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Alphabet, Inc.	JPM	USD	1,225.00	01/17/2020	USD	3,423,719	2,918	$230,522	$228,060
Call - Anadarko Petroleum Corp.	CSI	USD	67.50	01/17/2020	USD	1,390,187	30,567	158,948	22,028
Call - BP PLC	BOA	USD	45.00	01/17/2020	USD	6,269,448	143,400	245,214	277,584
Call - BP PLC	UBS	USD	52.00	06/21/2019	USD	7,154,865	163,652	239,926	1,869
Call - ConocoPhillips	UBS	USD	75.00	06/21/2019	USD	5,752,588	86,194	372,229	45,249
Call - CVS Health Corp.	JPM	USD	78.50	01/17/2020	USD	1,163,000	21,565	116,891	11,168
Call - EURO STOXX Banks Index	UBS	EUR	134.92	06/18/2021	EUR	3,222,783	30,800	330,385	23,779
Call - EURO STOXX Banks Index	BCLY	EUR	136.97	03/19/2021	EUR	3,127,983	29,894	301,026	22,242
Call - Facebook, Inc.	UBS	USD	165.00	09/20/2019	USD	8,008,954	48,047	630,521	724,127
Call - Halliburton Co.	CITI	USD	50.00	01/17/2020	USD	1,839,981	62,798	269,033	6,157
Call - Johnson & Johnson	BOA	USD	155.00	01/17/2020	USD	3,058,885	21,882	85,121	50,748
Call - JPMorgan Chase & Co.	CITI	USD	114.50	01/17/2020	USD	2,179,077	21,526	176,490	49,700
Call - Occidental Petroleum Corp.	UBS	USD	92.50	06/21/2019	USD	5,031,266	76,001	308,015	98
Call - Royal Dutch Shell PLC	UBS	USD	77.00	06/21/2019	USD	5,846,782	93,414	163,089	322
Call - Schlumberger, Ltd.	CSI	USD	45.00	01/17/2020	USD	1,734,783	39,816	135,374	140,074
Call - Schlumberger, Ltd.	UBS	USD	70.00	01/17/2020	USD	2,219,630	50,944	191,835	5,323
Call - SPDR Gold Shares	MSCS	USD	120.00	05/17/2019	USD	3,161,645	25,913	96,523	81,169
Call - SPDR Gold Shares	SG	USD	123.00	04/18/2019	USD	5,863,557	48,058	73,534	24,487
Call - SPDR Gold Shares	SG	USD	124.00	06/21/2019	USD	6,553,035	53,709	142,525	79,309
Call - SPDR Gold Shares	JPM	USD	125.00	06/28/2019	USD	5,363,926	43,963	130,840	65,420
Call - SPDR Gold Shares	SG	USD	126.00	09/20/2019	USD	8,459,685	69,336	231,929	168,288
Call - SPDR Gold Shares	MSCS	USD	128.00	07/19/2019	USD	3,224,358	26,427	91,321	29,531
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,756.33	03/13/2020	JPY	258,033,072	66,572	208,350	30,341
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,816.24	09/11/2020	JPY	208,617,948	53,823	152,062	34,976
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,894.87	12/11/2020	JPY	208,412,520	53,770	185,794	33,944
Call - Suncor Energy, Inc.	UBS	USD	45.00	06/21/2019	USD	4,776,400	110,284	213,389	301
Call - TOPIX Banks Index	BOA	JPY	191.28	12/13/2019	JPY	1,708,701	1,275,169	161,110	6,499
Call - TOPIX Banks Index	MSCS	JPY	191.28	12/13/2019	JPY	3,229,994	2,410,479	351,749	12,284
Call - TOPIX Banks Index	MSCS	JPY	192.04	04/10/2020	JPY	2,055,269	1,533,806	233,427	15,842
Call - TOPIX Banks Index	BNP	JPY	194.04	03/13/2020	JPY	2,306,718	1,721,457	261,262	14,465
Call - TOTAL SA	UBS	USD	70.00	09/20/2019	USD	6,228,070	111,915	298,425	4,647
Put - S&P 500® Index	BCLY	USD	2,450.00	04/18/2019	USD	16,371,494	5,776	403,235	846
Put - S&P 500® Index	GSC	USD	2,775.00	05/17/2019	USD	19,727,424	6,960	252,216	221,571

Total								$7,442,310	$2,432,448

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED: (S)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - GBP vs. USD	UBS	GBP	1.32	05/15/2019	GBP	24,468,900	$791,535	$370,865

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED: (S)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - 5-Year	GSI	3-Month USD-LIBOR	Receive	0.50%	02/27/2020	USD	132,283,000	$171,968	$52,363
Call - 5-Year (A)	GSI	3-Month USD-LIBOR	Receive	0.50	08/27/2020	USD	133,874,000	341,379	341,379

Total								$513,347	$393,742

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN: (S)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Alphabet, Inc.	JPM	USD	1,350.00	01/17/2020	USD	3,423,719	2,918	$(135,993)	$(101,267)
Call - Anadarko Petroleum Corp.	CSI	USD	76.00	01/17/2020	USD	1,390,187	30,567	(94,758)	(9,567)
Call - Apple, Inc.	UBS	USD	181.25	04/05/2019	USD	1,812,313	9,541	(32,187)	(84,872)
Call - Charter Communications, Inc.	CSI	USD	352.40	04/05/2019	USD	1,681,820	4,848	(35,016)	(12,190)
Call - Comcast Corp.	CITI	USD	37.50	01/17/2020	USD	2,212,773	55,347	(166,041)	(259,552)
Call - Comcast Corp.	NOMI	USD	38.32	04/05/2019	USD	1,776,431	44,433	(30,214)	(75,422)
Call - ConocoPhillips	UBS	USD	85.00	06/21/2019	USD	5,752,588	86,194	(112,518)	(1,057)
Call - CVS Health Corp.	JPM	USD	87.50	01/17/2020	USD	1,163,000	21,565	(53,912)	(4,842)
Call - Dollar Tree, Inc.	CITI	USD	103.80	04/05/2019	USD	1,741,563	16,580	(38,751)	(32,333)
Call - Johnson & Johnson	BOA	USD	170.00	01/17/2020	USD	3,058,885	21,882	(31,981)	(10,906)
Call - JPMorgan Chase & Co.	CITI	USD	107.41	04/05/2019	USD	1,590,627	15,713	(22,792)	(109)
Call - JPMorgan Chase & Co.	CITI	USD	125.50	01/17/2020	USD	2,179,077	21,526	(95,791)	(14,642)
Call - Microsoft Corp.	CITI	USD	110.49	04/05/2019	USD	1,822,291	15,451	(28,632)	(115,187)
Call - Raytheon Co.	CITI	USD	182.86	04/05/2019	USD	1,659,477	9,114	(25,986)	(13,571)
Call - S&P 500® Index	GSC	USD	2,950.00	05/17/2019	USD	19,727,424	6,960	(54,984)	(46,100)
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	5,679.90	03/13/2020	JPY	258,033,072	66,572	(81,650)	(5,855)
Call - TOPIX Banks Index	MSCS	JPY	221.29	12/13/2019	JPY	3,229,994	2,410,479	(165,113)	(1,918)
Call - TOPIX Banks Index	BOA	JPY	221.29	12/13/2019	JPY	1,708,701	1,275,169	(63,754)	(1,014)
Call - TOPIX Banks Index	MSCS	JPY	233.87	04/10/2020	JPY	2,055,269	1,533,806	(84,330)	(2,380)
Call - TOPIX Banks Index	BNP	JPY	237.47	03/13/2020	JPY	2,306,718	1,721,457	(83,223)	(1,866)
Call - TOTAL SA	UBS	USD	75.00	09/20/2019	USD	6,228,070	111,915	(119,080)	(953)
Call - Verizon Communications, Inc.	NOMI	USD	56.15	04/05/2019	USD	1,717,372	29,044	(22,073)	(87,861)
Put - Alphabet, Inc.	JPM	USD	860.00	01/17/2020	USD	3,423,719	2,918	(112,343)	(33,829)
Put - Anadarko Petroleum Corp.	CSI	USD	46.00	01/17/2020	USD	1,390,187	30,567	(87,880)	(180,581)
Put - BP PLC	BOA	USD	36.00	01/17/2020	USD	6,269,448	143,400	(163,476)	(135,001)
Put - CVS Health Corp.	JPM	USD	56.00	01/17/2020	USD	1,163,000	21,565	(61,460)	(151,226)
Put - EURO STOXX Banks Index	UBS	EUR	106.38	06/18/2021	EUR	2,120,131	20,262	(326,711)	(670,561)
Put - EURO STOXX Banks Index	BCLY	EUR	110.23	03/19/2021	EUR	2,085,391	19,930	(315,966)	(664,257)
Put - Facebook, Inc.	UBS	USD	155.00	01/17/2020	USD	18,016,522	108,084	(1,230,803)	(1,176,860)
Put - Halliburton Co.	CITI	USD	35.00	01/17/2020	USD	1,839,981	62,798	(107,008)	(436,132)
Put - Johnson & Johnson	BOA	USD	109.00	01/17/2020	USD	3,058,885	21,882	(60,176)	(42,375)
Put - JPMorgan Chase & Co.	CITI	USD	87.25	01/17/2020	USD	2,179,077	21,526	(81,153)	(70,764)
Put - S&P 500® Index	GSC	USD	2,550.00	05/17/2019	USD	19,727,424	6,960	(56,724)	(42,035)
Put - Schlumberger, Ltd.	CSI	USD	33.00	01/17/2020	USD	1,734,783	39,816	(85,206)	(46,134)
Put - Schlumberger, Ltd.	UBS	USD	52.50	01/17/2020	USD	2,219,630	50,944	(125,985)	(540,607)
Put - SPDR Gold Shares	SG	USD	118.00	09/20/2019	USD	5,856,724	48,002	(44,642)	(56,163)
Put - SPDR Gold Shares	JPM	USD	119.00	06/28/2019	USD	2,682,024	21,982	(36,570)	(17,937)
Put - SPDR Gold Shares	MSCS	USD	120.00	07/19/2019	USD	3,224,358	26,427	(20,740)	(34,671)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,786.60	12/11/2020	JPY	138,939,096	35,846	(110,368)	(145,192)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,820.96	09/11/2020	JPY	139,078,632	35,882	(92,404)	(131,800)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,832.77	03/13/2020	JPY	258,033,072	66,572	(148,097)	(189,170)
Put - TOPIX Banks Index	BNP	JPY	155.80	03/13/2020	JPY	2,306,718	1,721,457	(151,586)	(269,396)
Put - TOPIX Banks Index	MSCS	JPY	156.59	12/13/2019	JPY	3,229,994	2,410,479	(205,255)	(356,569)
Put - TOPIX Banks Index	BOA	JPY	156.59	12/13/2019	JPY	1,708,701	1,275,169	(98,233)	(188,648)
Put - TOPIX Banks Index	MSCS	JPY	157.82	04/10/2020	JPY	2,055,269	1,533,806	(145,396)	(271,410)

Total								$(5,446,961)	$(6,734,782)

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (S)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs. ZAR	MSCS	USD	15.00	04/11/2019	USD	6,525,000	$(85,086)	$(23,333)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(5,532,047)	$(6,758,115)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (T)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 32	5.00%	Quarterly	06/20/2024	USD	2,779,579	$188,605	$170,213	$ 18,392

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	3.20%	Semi-Annually/Quarterly	10/29/2028	USD	41,733,059	$3,241,411	$767	$3,240,644
6-Month EUR-EURIBOR	Pay	0.84	Semi-Annually/Annually	02/15/2028	EUR	5,634,380	(271,718)	117	(271,835)
6-Month EUR-EURIBOR	Pay	0.84	Semi-Annually/Annually	02/15/2028	EUR	6,488,098	(313,151)	134	(313,285)
6-Month EUR-EURIBOR	Pay	0.99	Semi-Annually/Annually	10/29/2028	EUR	33,024,998	(2,149,770)	691	(2,150,461)

Total							$506,772	$1,709	$505,063

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (S)

Total Return Swap Agreements (W)

Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EURO STOXX Banks Net Return Index Futures	BNP	Receive	Annually	04/30/2019	USD	2,500,116	11,490	$71,248	$—	$71,248
S&P 500® Annual Dividend Futures	GSI	Receive	Annually	12/18/2020	USD	455,763	9,500	106,163	—	106,163
S&P 500® Annual Dividend Futures	BNP	Receive	Annually	12/17/2021	USD	582,600	12,000	138,000	—	138,000
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Annually	03/31/2021	JPY	30,620,000	80,000	53,884	—	53,884
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Maturity	03/31/2021	JPY	25,290,000	60,000	19,435	—	19,435
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Annually	04/01/2021	JPY	65,960,000	170,000	106,451	—	106,451
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Annually	03/31/2022	JPY	35,775,000	90,000	49,535	—	49,535
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Annually	03/31/2022	JPY	31,880,000	80,000	43,310	—	43,310
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Maturity	03/31/2022	JPY	25,560,000	60,000	17,595	—	17,595
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Annually	04/01/2022	JPY	66,810,000	170,000	100,469	—	100,469

Total								$706,090	$—	$706,090

Total Return Swap Agreements (continued)

Reference Entity	Counterparty	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference
Equity Securities Short (X)	CITI	04/22/2019	USD	3,415,725	0.2%	$3,456,446	$(40,721)
Equity Securities Short (Y)	JPM	04/08/2019	USD	3,847,994	0.2	3,965,774	(117,780)

						$7,422,220	$(158,501)

Value
OTC Swap Agreements, at value (Assets)	$706,090

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAC 40 Index	Long	15	04/18/2019	$888,616	$899,027	$10,411	$—
DAX® Index	Long	2	06/21/2019	649,413	646,941	—	(2,472)
EURO STOXX 50® Index	Short	(658)	06/21/2019	(23,641,373)	(24,151,014)	—	(509,641)
NASDAQ-100 E-Mini Index	Long	7	06/21/2019	1,012,891	1,036,070	23,179	—
Nikkei 225 Index	Short	(26)	06/13/2019	(2,509,947)	(2,493,729)	16,218	—

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Short	(13)	06/21/2019	$(1,832,116)	$(1,844,570)	$—	$(12,454)
SGX CNX Nifty Index	Long	707	04/25/2019	16,376,922	16,509,157	132,235	—

Total						$182,043	$(524,567)

FORWARD FOREIGN CURRENCY CONTRACTS: (S)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/02/2019	NOK	26,070,000	USD	3,104,905	$—	$(78,480)
BCLY	05/10/2019	INR	1,308,498,000	USD	17,995,627	781,924	—
BCLY	05/16/2019	GBP	6,197,000	USD	8,024,565	65,628	—
BCLY	06/14/2019	ZAR	67,474,000	USD	4,679,747	—	(45,439)
BNP	04/04/2019	USD	12,376,028	JPY	1,336,850,000	310,112	—
BNP	05/10/2019	USD	6,296,090	INR	453,443,400	—	(211,032)
BNP	06/13/2019	USD	3,844,826	AUD	5,464,000	—	(40,274)
BOA	04/25/2019	EUR	3,494,000	USD	3,999,648	—	(71,953)
BOA	04/26/2019	USD	2,657,560	AUD	3,722,000	13,392	—
BOA	05/17/2019	JPY	1,369,515,000	USD	12,485,379	—	(80,598)
BOA	05/20/2019	JPY	1,053,850,000	USD	9,602,365	—	(54,858)
BOA	05/23/2019	USD	4,073,753	EUR	3,552,000	71,008	—
BOA	05/23/2019	EUR	3,552,000	USD	4,040,297	—	(37,552)
CITI	05/10/2019	USD	617,224	INR	44,400,000	—	(19,937)
CITI	05/13/2019	USD	9,708,635	JPY	1,052,450,000	178,362	—
DUB	05/10/2019	INR	83,133,000	USD	1,149,834	43,163	—
GSI	04/22/2019	USD	16,112,565	JPY	1,758,100,000	218,487	—
GSI	04/26/2019	JPY	896,124,000	USD	8,252,119	—	(147,670)
GSI	05/10/2019	INR	68,675,000	USD	991,854	—	(6,336)
GSI	05/28/2019	USD	9,615,952	JPY	1,059,600,000	11,110	—
JPM	04/12/2019	GBP	5,492,000	USD	7,030,844	126,580	—
JPM	05/09/2019	USD	9,734,257	JPY	1,058,250,000	154,076	—
JPM	05/10/2019	USD	617,619	INR	44,400,600	—	(19,551)
JPM	05/10/2019	JPY	887,003,000	USD	8,139,679	—	(109,225)
JPM	05/13/2019	JPY	560,557,251	USD	5,034,078	41,948	—
JPM	05/20/2019	USD	9,677,423	JPY	1,053,850,000	129,916	—
JPM	05/23/2019	GBP	3,215,000	USD	4,197,416	1,295	—
JPM	06/03/2019	USD	351,119	EUR	307,245	4,584	—
JPM	06/03/2019	EUR	307,245	USD	350,271	—	(3,736)
JPM	06/20/2019	SEK	71,856,274	EUR	6,882,000	2,940	—
MSCS	04/25/2019	JPY	880,727,848	USD	8,072,000	—	(107,542)
MSCS	05/28/2019	JPY	1,059,600,000	USD	9,539,715	65,127	—
MSCS	06/05/2019	EUR	7,178,000	USD	8,169,408	—	(72,150)
MSCS	06/13/2019	EUR	7,158,000	USD	8,088,003	—	(7,967)
UBS	05/10/2019	USD	1,154,531	INR	80,113,000	4,872	—
UBS	05/13/2019	JPY	491,892,749	USD	4,431,626	22,621	—

Total						$2,247,145	$(1,114,300)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	24.5%	$ 409,386,923
Oil, Gas & Consumable Fuels	6.1	101,123,973
Banks	4.6	76,505,983
Health Care Providers & Services	3.4	56,661,622
Media	2.9	49,183,693
Pharmaceuticals	2.9	47,890,871
Interactive Media & Services	2.4	39,725,269
Software	2.4	39,322,408
Food Products	2.2	37,150,933
Chemicals	2.2	35,996,620
Aerospace & Defense	2.0	34,060,057
Foreign Government Obligations	2.0	33,100,010
Technology Hardware, Storage & Peripherals	1.7	29,208,771
Diversified Telecommunication Services	1.7	28,664,733
Health Care Equipment & Supplies	1.5	25,347,590

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Tobacco	1.4%		$ 23,114,211
Internet & Direct Marketing Retail	1.4		22,635,452
International Commodity Funds	1.3		22,263,172
Electric Utilities	1.3		21,588,440
Insurance	1.3		21,210,878
Capital Markets	1.2		20,928,971
Real Estate Management & Development	1.2		19,879,855
Equity Real Estate Investment Trusts	1.1		18,040,358
Wireless Telecommunication Services	1.0		16,227,099
Household Products	0.9		15,827,899
Auto Components	0.9		14,894,866
Semiconductors & Semiconductor Equipment	0.9		14,318,207
Automobiles	0.8		13,805,443
Electrical Equipment	0.8		13,633,246
Airlines	0.8		13,631,329
Biotechnology	0.8		13,149,029
Metals & Mining	0.8		12,990,894
Hotels, Restaurants & Leisure	0.8		12,781,464
IT Services	0.8		12,681,081
Machinery	0.7		12,003,518
Road & Rail	0.7		11,194,937
Multiline Retail	0.5		8,392,132
Gas Utilities	0.4		5,986,602
Specialty Retail	0.3		5,915,180
Beverages	0.3		5,844,279
Electronic Equipment, Instruments & Components	0.3		5,711,795
Multi-Utilities	0.3		5,277,104
Consumer Finance	0.3		5,129,815
Entertainment	0.3		5,013,401
Diversified Consumer Services	0.3		4,470,979
Building Products	0.3		4,439,860
Construction & Engineering	0.2		4,052,012
Independent Power & Renewable Electricity Producers	0.2		3,694,297
Commercial Services & Supplies	0.2		3,064,363
Food & Staples Retailing	0.2		2,904,027
Paper & Forest Products	0.1		2,570,010
Over-the-Counter Options Purchased	0.1		2,432,448
Household Durables	0.1		1,633,858
Industrial Conglomerates	0.1		1,518,739
Textiles, Apparel & Luxury Goods	0.1		1,059,472
Diversified Financial Services	0.1		1,025,543
Construction Materials	0.1		983,929
Transportation Infrastructure	0.1		901,171
Communications Equipment	0.1		882,565
Water Utilities	0.1		870,884
Life Sciences Tools & Services	0.0	(D)	796,511
Air Freight & Logistics	0.0	(D)	635,363
Energy Equipment & Services	0.0	(D)	586,419
Over-the-Counter Interest Rate Swaptions Purchased	0.0	(D)	393,742
Over-the-Counter Foreign Exchange Options Purchased	0.0	(D)	370,865
Distributors	0.0	(D)	310,355
Personal Products	0.0	(D)	308,989
Containers & Packaging	0.0	(D)	148,971
Trading Companies & Distributors	0.0	(D)	43,416
Professional Services	0.0	(D)	40,563

Investments and Securities Sold Short	88.5		1,477,539,464
Short-Term Investments	11.5		192,444,022

Total Investments and Securities Sold Short	100.0%		$ 1,669,983,486

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (Z)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AA)	Value
ASSETS
Investments
Common Stocks	$579,436,477	$317,823,995	$232,771	$897,493,243
Convertible Preferred Stocks	5,506,821	—	—	5,506,821
Preferred Stocks	3,790,979	4,448,903	7,982,271	16,222,153
Exchange-Traded Funds	22,263,172	—	—	22,263,172
Master Limited Partnership	2,557,878	—	—	2,557,878
Convertible Bonds	—	899,695	438,000	1,337,695
Corporate Debt Securities	—	84,575,770	2,337,239	86,913,009
Foreign Government Obligations	—	33,100,010	—	33,100,010
Loan Assignments	—	1,959,026	—	1,959,026
U.S. Government Obligations	—	409,386,923	—	409,386,923
Short-Term Foreign Government Obligations	—	66,049,520	—	66,049,520
Short-Term U.S. Government Obligations	—	91,873,142	—	91,873,142
Other Investment Company	31,994,751	—	—	31,994,751
Repurchase Agreements	—	2,526,609	—	2,526,609
Over-the-Counter Options Purchased	2,238,076	194,372	—	2,432,448
Over-the-Counter Foreign Exchange Options Purchased	—	370,865	—	370,865
Over-the-Counter Interest Rate Swaptions Purchased	—	393,742	—	393,742

Total Investments	$647,788,154	$1,013,602,572	$10,990,281	$1,672,381,007

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$188,605	$—	$188,605
Centrally Cleared Interest Rate Swap Agreements	—	3,241,411	—	3,241,411
Over-the-Counter Total Return Swap Agreements	—	706,090	—	706,090
Over-the-Counter Contracts for Difference	—	7,422,220	—	7,422,220
Futures Contracts (AB)	182,043	—	—	182,043
Forward Foreign Currency Contracts (AB)	—	2,247,145	—	2,247,145

Total Other Financial Instruments	$182,043	$13,805,471	$—	$13,987,514

LIABILITIES
Securities Sold Short
Common Stocks	$—	$(2,397,521)	$—	$(2,397,521)

Total Securities Sold Short	$—	$(2,397,521)	$—	$(2,397,521)

Other Financial Instruments
Over-the-Counter Options Written	$(3,834,746)	$(2,900,036)	$—	$(6,734,782)
Over-the-Counter Foreign Exchange Options Written	—	(23,333)	—	(23,333)
Centrally Cleared Interest Rate Swap Agreements	—	(2,734,639)	—	(2,734,639)
Futures Contracts (AB)	(524,567)	—	—	(524,567)
Forward Foreign Currency Contracts (AB)	—	(1,114,300)	—	(1,114,300)

Total Other Financial Instruments	$(4,359,313)	$(6,772,308)	$—	$(11,131,621)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Corporate Debt Securities (N)	$—	$—	$2,337,239	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2019, the total value of securities is $11,677,075, representing 0.7% of the Portfolio’s net assets.
(B)	Securities are Level 3 of the fair value hierarchy.
(C)	Restricted securities. At March 31, 2019, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Pty, Ltd.	10/25/2018	$1,059,498	$232,771	0.0	%(D)
Common Stocks	Fieldwood Energy, Inc.	04/11/2018	765,274	345,415	0.0	(D)
Preferred Stocks	Palantir Technologies, Inc., 0.00%	05/02/2014	1,304,158	1,350,963	0.1
Preferred Stocks	Uber Technologies, Inc., 0.00%	05/02/2014	2,002,180	6,631,308	0.4

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Convertible Bonds	REI Agro, Ltd. 5.50%, 11/13/2014	05/02/2014	$395,548	$42	0.0	%(D)
Convertible Bonds	Bio City Development Co. BV 8.00%, 07/06/2020	05/02/2014	1,734,480	438,000	0.0	(D)
Corporate Debt Securities	Quintis Australia Pty, Ltd. PIK Rate 12.00%, Cash Rate 12.00%, 10/01/2028	07/20/2016	3,287,680	2,166,542	0.1
Corporate Debt Securities	Quintis Australia Pty, Ltd. PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026	07/20/2016	177,733	170,697	0.0	(D)
Corporate Debt Securities	Inversiones Alsacia SA 8.00%, 12/31/2018	05/02/2014 - 03/26/2015	631,526	23,620	0.0	(D)

Total			$11,358,077	$11,359,358	0.6%

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Non-income producing securities.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,745,549. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $38,639,567, representing 2.4% of the Portfolio’s net assets.
(H)	Rates disclosed reflect the yields at March 31, 2019.
(I)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(J)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $4,546,129.
(K)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2019, the total value of such securities is $438,057, representing less than 0.1% of the Portfolio’s net assets.
(L)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, the total value of Regulation S securities is $17,015,270, representing 1.0% of the Portfolio’s net assets.
(M)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(N)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period the security utilized significant observable inputs.
(O)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2019, the value of this security is $23,620, representing less than 0.1% of the Portfolio’s net assets.
(P)	Perpetual maturity. The date displayed is the next call date.
(Q)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(R)	Percentage rounds to less than 0.01% or (0.01)%.
(S)	Securities with a total value of $20,552 have been segregated as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts.
(T)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(X)	The Portfolio receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of (175) - 175 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmark used in determining the variable rate of interest is the 1-Month USD-LIBOR.
(Y)	The Portfolio receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of 0 - 250 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1-Month USD-LIBOR and Federal Funds Rate.
(Z)	The Fund recognizes transfers in and out of Level 3 as of March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(AA)	Level 3 securities were not considered significant to the Portfolio.
(AB)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSI	Credit Suisse International
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
NOMI	Nomura International PLC
SG	Societe Generale
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CAC	Cotation Assistée en Continu (French Stock Market Index)
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 17

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 2.4%
Aveo Group	840,212	$ 1,175,287
Centuria Capital Group	1,919,369	1,907,987
LendLease Group	544,906	4,789,950
NEXTDC, Ltd. (A) (B)	1,576,108	7,061,616
Scentre Group, REIT	2,279,286	6,651,651
Stockland, REIT	756,745	2,068,707

		23,655,198

Canada - 1.6%
Canadian Apartment Properties, REIT	125,484	4,823,671
RioCan, REIT	525,103	10,401,075

		15,224,746

China - 1.9%
China Vanke Co., Ltd., H Shares	2,618,702	11,008,626
GDS Holdings, Ltd., ADR (A) (B)	214,817	7,666,819

		18,675,445

France - 2.9%
Gecina SA, REIT	60,691	8,972,963
Unibail-Rodamco-Westfield, REIT (B)	120,188	19,702,730

		28,675,693

Germany - 5.6%
alstria office AG, REIT	403,765	6,567,391
Deutsche Wohnen SE	130,920	6,348,738
Godewind Immobilien AG (A) (C)	1,098,845	4,574,905
LEG Immobilien AG	118,182	14,509,862
Vonovia SE	432,335	22,415,402

		54,416,298

Hong Kong - 8.3%
CK Asset Holdings, Ltd.	2,077,000	18,468,220
Kerry Properties, Ltd.	725,500	3,239,355
Link REIT	1,633,500	19,102,708
MTR Corp., Ltd.	828,500	5,129,345
Sun Hung Kai Properties, Ltd.	866,500	14,868,572
Swire Properties, Ltd.	1,182,600	5,084,459
Wharf Real Estate Investment Co., Ltd.	1,292,000	9,620,112
Wheelock & Co., Ltd.	683,000	5,002,898

		80,515,669

Ireland - 0.5%
Glenveagh Properties PLC (A) (C)	4,406,017	4,364,184

Japan - 15.3%
Activia Properties, Inc., REIT	2,450	10,168,727
Comforia Residential Inc., REIT	2,188	5,991,681
Daito Trust Construction Co., Ltd.	41,300	5,749,878
Daiwa House Industry Co., Ltd.	372,700	11,833,721
Daiwa House Investment Corp., REIT	5,683	12,598,693
GLP J-REIT	6,653	7,125,427
Hulic, Inc., REIT	3,793	6,461,413
Ichigo Office Investment, REIT	6,223	5,963,030
Invincible Investment Corp., REIT	13,669	6,684,650
Japan Rental Housing Investments, Inc., REIT	10,418	8,290,784
Kenedix Office Investment Corp., REIT	1,608	11,157,196
Mitsubishi Estate Co., Ltd.	766,900	13,877,271

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui Fudosan Co., Ltd.	787,200	$ 19,763,458
Mitsui Fudosan Logistics Park, Inc., REIT	2,237	7,155,251
Sumitomo Realty & Development Co., Ltd.	229,800	9,508,822
Tokyu Fudosan Holdings Corp.	1,177,000	7,030,353

		149,360,355

Norway - 0.9%
Entra ASA (C)	570,335	8,609,629

Singapore - 3.4%
Ascendas, REIT	8,429,200	18,099,223
City Developments, Ltd.	789,200	5,270,068
Mapletree Commercial Trust, REIT	6,818,200	9,508,503

		32,877,794

Spain - 1.4%
Aedas Homes SAU (A) (C)	198,417	5,056,889
Inmobiliaria Colonial Socimi SA, REIT	865,046	8,893,401

		13,950,290

Sweden - 1.0%
Castellum AB	377,854	7,329,651
Fabege AB	155,896	2,263,664

		9,593,315

United Kingdom - 4.5%
Assura PLC, REIT	7,273,265	5,437,537
Big Yellow Group PLC, REIT	549,043	7,090,225
Derwent London PLC, REIT	137,368	5,766,427
Grainger PLC	1,741,569	5,366,812
Land Securities Group PLC, REIT	282,953	3,366,171
PRS PLC, REIT (B)	3,618,540	4,646,985
Segro PLC, REIT	1,381,185	12,113,954

		43,788,111

United States - 47.2%
Alexandria Real Estate Equities, Inc., REIT	155,362	22,148,407
American Homes 4 Rent Trust, Class A, REIT	353,120	8,022,886
AvalonBay Communities, Inc., REIT	150,239	30,157,474
Boston Properties, Inc., REIT	193,892	25,958,261
CareTrust, Inc., REIT	49,707	1,166,126
Crown Castle International Corp., REIT	39,014	4,993,792
CyrusOne, Inc., REIT	199,927	10,484,172
Douglas Emmett, Inc., REIT	119,984	4,849,753
EPR Properties, REIT	245,742	18,897,560
Equinix, Inc., REIT	16,186	7,334,848
Equity Residential, REIT	243,767	18,360,530
Extra Space Storage, Inc., REIT	198,093	20,187,658
Federal Realty Investment Trust, REIT	92,369	12,733,067
Highwoods Properties, Inc., REIT	250,156	11,702,298
Hilton Worldwide Holdings, Inc.	62,217	5,170,855
Host Hotels & Resorts, Inc., REIT	1,143,064	21,603,910
Hudson Pacific Properties, Inc., REIT	207,709	7,149,344
Invitation Homes, Inc., REIT	263,406	6,408,668
Marriott International, Inc., Class A	39,936	4,995,594
Omega Healthcare Investors, Inc., REIT	339,320	12,945,058
Prologis, Inc., REIT	433,478	31,188,742
Regency Centers Corp., REIT	254,905	17,203,538
Rexford Industrial Realty, Inc., REIT	455,276	16,303,433
Simon Property Group, Inc., REIT	219,082	39,918,931
SL Green Realty Corp., REIT	52,105	4,685,282
Spirit Realty Capital, Inc., REIT	327,916	13,028,103
STAG Industrial, Inc., REIT	163,755	4,855,336

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Sun Communities, Inc., REIT	165,431	$ 19,606,882
UDR, Inc., REIT	411,002	18,684,151
Ventas, Inc., REIT	269,228	17,179,439
VEREIT, Inc.	1,012,097	8,471,252
VICI Properties, Inc., REIT	486,858	10,652,453
Welltower, Inc., REIT	36,927	2,865,535

		459,913,338

Total Common Stocks (Cost $878,748,766)		943,620,065

OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (D)	18,500,716	18,500,716

Total Other Investment Company (Cost $18,500,716)		18,500,716

Principal	Value
REPURCHASE AGREEMENT - 2.9%

Fixed Income Clearing Corp., 1.45% (D), dated 03/29/2019, to be repurchased at $28,590,834 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $29,162,302.

$ 28,587,380	$ 28,587,380

Total Repurchase Agreement (Cost $28,587,380)	28,587,380

Total Investments (Cost $925,836,862)	990,708,161
Net Other Assets (Liabilities) - (1.7)%	(16,479,118)

Net Assets - 100.0%	$ 974,229,043

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements

Reference Entity	Counterparty	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference
Equity Securities Long (E)	GSI	04/22/2019	USD	8,948,204	1.0%	$9,215,040	$266,836
Equity Securities Long (F)	JPM	04/15/2019	USD	10,915,629	1.1	11,028,452	112,823

						$20,243,492	$379,659

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	04/15/2019	USD	574,586	AUD	809,000	$—	$(21)
BOA	04/15/2019	USD	196,300	GBP	151,000	—	(519)
BOA	04/15/2019	USD	972,163	JPY	107,212,000	3,553	—
BOA	04/15/2019	CHF	561,000	USD	577,097	—	(12,899)
BOA	04/15/2019	ILS	3,617,000	USD	993,939	3,714	(942)
BOA	04/15/2019	NZD	583,000	USD	393,471	3,665	—
BOA	04/15/2019	NOK	2,434,000	USD	282,038	1,564	(1,228)
BOA	04/15/2019	SEK	23,063,000	USD	2,520,017	—	(36,636)
BOA	04/15/2019	EUR	6,018,000	USD	6,838,600	—	(79,317)
BOA	04/15/2019	SGD	3,145,000	USD	2,331,906	—	(10,624)
BOA	04/15/2019	GBP	1,853,000	USD	2,407,868	7,408	—
BOA	04/15/2019	ZAR	2,091,000	USD	150,195	—	(5,538)
BOA	04/15/2019	AUD	4,565,000	USD	3,226,131	16,240	—
BOA	04/15/2019	JPY	187,631,000	USD	1,683,673	11,486	—
BOA	04/15/2019	USD	2,233,437	ZAR	32,300,000	—	(1,099)
CITI	04/15/2019	USD	263,962	CAD	345,000	5,696	—
CITI	04/15/2019	USD	532,908	EUR	471,000	3,892	—
CITI	04/15/2019	USD	5,313,999	HKD	41,614,000	10,314	—
CITI	04/15/2019	USD	4,769	JPY	518,000	89	—
CITI	04/15/2019	USD	7,199,019	SGD	9,752,000	1,200	—
CITI	04/15/2019	SGD	1,889,000	USD	1,398,674	—	(4,429)
CITI	04/15/2019	SEK	7,085,000	USD	797,698	—	(34,798)
CITI	04/15/2019	CAD	185,000	USD	139,774	—	(1,284)
CITI	04/15/2019	EUR	6,096,000	USD	6,964,811	—	(117,921)
CITI	04/15/2019	HKD	78,906,000	USD	10,079,570	—	(23,038)
CITI	04/15/2019	AUD	4,412,000	USD	3,194,773	—	(61,073)
CITI	04/15/2019	ZAR	2,513,000	USD	182,766	—	(8,915)
CITI	04/15/2019	JPY	151,959,000	USD	1,376,368	—	(3,490)
GSI	04/15/2019	USD	9,013,561	EUR	7,879,000	164,045	—
GSI	04/15/2019	USD	1,446,939	GBP	1,089,000	27,492	—
GSI	04/15/2019	USD	10,417,447	JPY	1,136,716,000	157,409	(9,658)
GSI	04/15/2019	USD	371,749	NOK	3,184,000	2,366	—
GSI	04/15/2019	SEK	20,491,000	USD	2,256,581	—	(50,147)
GSI	04/15/2019	AUD	5,717,000	USD	4,085,377	7,545	(32,322)
GSI	04/15/2019	CHF	923,000	USD	926,142	2,474	(354)
GSI	04/15/2019	CAD	135,000	USD	102,927	—	(1,866)
GSI	04/15/2019	NZD	297,000	USD	205,042	—	(2,728)
GSI	04/15/2019	ILS	1,323,000	USD	368,122	—	(3,552)
GSI	04/15/2019	EUR	1,292,000	USD	1,464,064	—	(12,919)
GSI	04/15/2019	GBP	1,193,000	USD	1,563,315	—	(8,310)
GSI	04/15/2019	JPY	74,189,000	USD	670,290	—	(27)
HSBC	04/15/2019	USD	286,106	AUD	400,000	1,999	—
HSBC	04/15/2019	USD	629,031	EUR	556,000	4,544	—
HSBC	04/15/2019	USD	184,871	GBP	141,000	1,086	—
HSBC	04/15/2019	USD	16,150,189	HKD	126,387,000	42,225	—
HSBC	04/15/2019	USD	564,225	NOK	4,803,000	7,019	—
HSBC	04/15/2019	USD	194,386	SEK	1,741,000	6,918	—
HSBC	04/15/2019	USD	1,480,833	SGD	2,005,000	969	—
HSBC	04/15/2019	ZAR	24,920,000	USD	1,801,653	—	(77,670)
HSBC	04/15/2019	HKD	149,878,000	USD	19,154,321	—	(52,441)
HSBC	04/15/2019	NZD	267,000	USD	182,639	—	(760)

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	04/15/2019	SGD	2,882,000	USD	2,126,222	$944	$—
HSBC	04/15/2019	CAD	1,275,000	USD	963,611	—	(9,150)
HSBC	04/15/2019	ILS	3,308,000	USD	909,823	3,511	(1,772)
HSBC	04/15/2019	GBP	3,904,000	USD	5,092,257	—	(3,624)
JPM	04/15/2019	USD	11,683,876	AUD	16,378,000	60,196	(9,082)
JPM	04/15/2019	USD	11,940,092	EUR	10,476,000	173,685	—
JPM	04/15/2019	USD	7,940,929	GBP	6,131,000	—	(50,468)
JPM	04/15/2019	USD	864,543	JPY	93,971,000	15,559	—
JPM	04/15/2019	USD	5,721,768	NOK	48,684,000	73,834	—
JPM	04/15/2019	USD	1,036,504	SEK	9,496,000	13,992	—
JPM	04/15/2019	USD	580,854	SGD	785,000	1,456	—
JPM	04/15/2019	ILS	9,140,000	USD	2,512,169	6,477	—
JPM	04/15/2019	SEK	6,272,000	USD	705,381	—	(30,024)
JPM	04/15/2019	AUD	23,422,000	USD	16,860,967	—	(225,080)
JPM	04/15/2019	EUR	20,761,000	USD	23,792,107	—	(473,817)
JPM	04/15/2019	CHF	6,945,000	USD	7,093,630	2,249	(111,289)
JPM	04/15/2019	NZD	2,492,000	USD	1,706,226	—	(8,691)
JPM	04/15/2019	SGD	5,109,000	USD	3,784,376	—	(13,492)
JPM	04/15/2019	JPY	4,524,483,000	USD	41,586,668	—	(710,084)
JPM	04/15/2019	GBP	9,604,000	USD	12,438,127	84,600	(4,480)
JPM	04/15/2019	ZAR	2,720,000	USD	201,783	—	(13,612)
JPM	04/15/2019	CAD	185,000	USD	139,634	—	(1,143)
SSB	04/15/2019	USD	2,315,470	AUD	3,260,000	1,667	(1,669)
SSB	04/15/2019	USD	1,354,515	CAD	1,797,000	9,286	—
SSB	04/15/2019	USD	29,701,258	EUR	25,966,000	536,828	—
SSB	04/15/2019	USD	15,897,102	GBP	12,231,000	30,457	(75,744)
SSB	04/15/2019	USD	6,951,142	HKD	54,416,000	15,849	—
SSB	04/15/2019	USD	56,727,034	JPY	6,242,954,000	453,871	(129,001)
SSB	04/15/2019	USD	724,120	NOK	6,153,000	10,297	—
SSB	04/15/2019	USD	3,757,988	SEK	34,228,000	72,380	—
SSB	04/15/2019	USD	6,180,856	SGD	8,366,000	6,315	(291)
SSB	04/15/2019	NZD	535,000	USD	362,920	1,519	—
SSB	04/15/2019	SGD	7,614,000	USD	5,618,630	6,542	(5,381)
SSB	04/15/2019	ZAR	5,232,000	USD	376,350	—	(14,396)
SSB	04/15/2019	SEK	21,814,000	USD	2,410,952	—	(62,060)
SSB	04/15/2019	JPY	1,098,566,000	USD	10,061,290	—	(136,261)
SSB	04/15/2019	ILS	2,674,000	USD	739,749	267	(3,160)
SSB	04/15/2019	AUD	5,622,000	USD	3,993,775	4,690	(5,341)

Total						$2,081,383	$(2,755,637)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	69.1%	$ 684,557,063
Real Estate Management & Development	22.5	222,766,602
IT Services	1.5	14,728,435
Hotels, Restaurants & Leisure	1.0	10,166,449
Road & Rail	0.5	5,129,345
Household Durables	0.4	4,364,184
Capital Markets	0.2	1,907,987

Investments	95.2	943,620,065
Short-Term Investments	4.8	47,088,096

Total Investments	100.0%	$ 990,708,161

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$482,804,903	$460,815,162	$—	$943,620,065
Other Investment Company	18,500,716	—	—	18,500,716
Repurchase Agreement	—	28,587,380	—	28,587,380

Total Investments	$501,305,619	$489,402,542	$—	$990,708,161

Other Financial Instruments
Over-the-Counter Contracts for Difference	$—	$20,243,492	$—	$20,243,492
Forward Foreign Currency Contracts (H)	—	2,081,383	—	2,081,383

Total Other Financial Instruments	$—	$22,324,875	$—	$22,324,875

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(2,755,637)	$—	$(2,755,637)

Total Other Financial Instruments	$—	$(2,755,637)	$—	$(2,755,637)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,619,773. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $22,605,607, representing 2.3% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2019.
(E)	The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with an average spread of 30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmark used in determining the variable rate of interest is the 1-Month AUD-LIBOR.

Related Values of Underlying Positions of Total Return Swap
Reference Entity	Shares	Value as a Percentage of Total Basket Value	Value
Scentre Group	3,157,669	100.0%	$9,215,040

(F)	The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with an average spread of 18 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmark used in determining the variable rate of interest is the 1-Month USD-LIBOR.

Related Values of Underlying Positions of Total Return Swap
Reference Entity	Shares	Value as a Percentage of Total Basket Value	Value
CareTrust, Inc., REIT	470,096	100.0%	$11,028,452

(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica BlackRock Smart Beta 40 VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCK - 0.0%
Banks - 0.0%
Banco Espirito Santo SA (A) (B) (C) (D)	8,203	$ 0

Total Common Stock (Cost $9,697)		0

PREFERRED STOCK - 0.0% (E)
Aerospace & Defense - 0.0% (E)
Rolls-Royce Holdings PLC,
0.00% (A) (C) (D) (F) (G)	285,200	371

Total Preferred Stock (Cost $368)		371

EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 10.0%
iShares Edge MSCI Min Vol EAFE ETF	363,500	26,172,000
iShares Edge MSCI Min Vol Emerging Markets ETF	125,500	7,438,385

		33,610,385

U.S. Equity Funds - 30.3%
iShares Edge MSCI Min Vol USA ETF (H)	372,800	21,920,640
iShares Edge MSCI USA Momentum Factor ETF (H)	195,400	21,919,972
iShares Edge MSCI USA Quality Factor ETF (H)	246,250	21,805,437
iShares Edge MSCI USA Size Factor ETF (H)	162,600	14,307,174
iShares Edge MSCI USA Value Factor ETF (H)	275,300	21,985,458

		101,938,681

U.S. Fixed Income Funds - 59.6%
iShares Broad USD Investment Grade Corporate Bond ETF (H)	614,000	33,941,920
iShares Core U.S. Aggregate Bond ETF	1,526,170	166,459,362

		200,401,282

Total Exchange-Traded Funds (Cost $321,412,788)		335,950,348

OTHER INVESTMENT COMPANY - 4.6%
Securities Lending Collateral - 4.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (F)	15,460,358	15,460,358

Total Other Investment Company (Cost $15,460,358)		15,460,358

Total Investments (Cost $336,883,211)		351,411,077
Net Other Assets (Liabilities) - (4.5)%		(15,176,963)

Net Assets - 100.0%		$ 336,234,114

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Smart Beta 40 VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stock	$—	$—	$0	$0
Preferred Stock	—	—	371	371
Exchange-Traded Funds	335,950,348	—	—	335,950,348
Other Investment Company	15,460,358	—	—	15,460,358

Total Investments	$351,410,706	$—	$371	$351,411,077

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Preferred Stocks (G)	$—	$—	$371	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2019, the total value of securities is $371, representing less than 0.1% of the Portfolio’s net assets.
(B)	Security deemed worthless.
(C)	Non-income producing securities.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rates disclosed reflect the yields at March 31, 2019.
(G)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period the security utilized significant observable inputs.
(H)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,141,984. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(I)	The Portfolio recognizes transfers in and out of Level 3 as of March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Portfolio.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Smart Beta 50 VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Funds - 12.4%
iShares Edge MSCI Min Vol EAFE ETF	249,945	$ 17,996,040
iShares Edge MSCI Min Vol Emerging Markets ETF	84,929	5,033,742

		23,029,782

U.S. Equity Funds - 37.3%
iShares Edge MSCI Min Vol USA ETF	257,252	15,126,418
iShares Edge MSCI USA Momentum Factor ETF	134,760	15,117,377
iShares Edge MSCI USA Quality Factor ETF	162,717	14,408,590
iShares Edge MSCI USA Size Factor ETF	106,274	9,351,049
iShares Edge MSCI USA Value Factor ETF	189,441	15,128,758

		69,132,192

U.S. Fixed Income Fund - 49.5%
iShares Core U.S. Aggregate Bond ETF	839,808	91,597,859

Total Exchange-Traded Funds (Cost $174,614,634)		183,759,833

Total Investments (Cost $174,614,634)		183,759,833
Net Other Assets (Liabilities) - 0.8%		1,399,634

Net Assets - 100.0%		$ 185,159,467

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$183,759,833	$—	$—	$183,759,833

Total Investments	$183,759,833	$—	$—	$183,759,833

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Smart Beta 75 VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 18.9%
iShares Edge MSCI Min Vol EAFE ETF	195,609	$ 14,083,848
iShares Edge MSCI Min Vol Emerging Markets ETF	68,884	4,082,755

		18,166,603

U.S. Equity Funds - 56.0%
iShares Edge MSCI Min Vol USA ETF	201,501	11,848,259
iShares Edge MSCI USA Momentum Factor ETF	105,609	11,847,218
iShares Edge MSCI USA Quality Factor ETF	134,301	11,892,353
iShares Edge MSCI USA Size Factor ETF	77,467	6,816,321
iShares Edge MSCI USA Value Factor ETF	145,229	11,597,988

		54,002,139

U.S. Fixed Income Fund - 24.7%
iShares Core U.S. Aggregate Bond ETF	217,832	23,758,936

Total Exchange-Traded Funds (Cost $90,590,142)		95,927,678

Total Investments (Cost $90,590,142)		95,927,678
Net Other Assets (Liabilities) - 0.4%		431,668

Net Assets - 100.0%		$ 96,359,346

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$95,927,678	$—	$—	$95,927,678

Total Investments	$95,927,678	$—	$—	$95,927,678

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 8.3%
U.S. Equity Fund - 3.8%
SPDR S&P 500 ETF Trust	191,231	$ 54,018,933

U.S. Fixed Income Funds - 4.5%
SPDR Portfolio Long Term Treasury ETF	288,394	10,494,658
Vanguard Extended Duration Treasury ETF (A)	204,322	24,349,053
Vanguard Total Bond Market ETF	366,550	29,756,529

		64,600,240

Total Exchange-Traded Funds (Cost $114,359,279)		118,619,173

INVESTMENT COMPANIES - 91.5%
International Alternative Fund - 0.0% (B)
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F)	79,640	410,402

International Equity Funds - 10.0%
Transamerica Greystone International Growth VP (D)	10,337,052	92,930,101
Transamerica TS&W International Equity VP (D)	3,841,249	49,436,876

		142,366,977

U.S. Equity Funds - 37.2%
Transamerica Barrow Hanley Dividend Focused VP (D)	3,163,103	78,413,328
Transamerica Jennison Growth VP (D)	5,199,156	58,282,539
Transamerica JPMorgan Enhanced Index VP (D)	9,546,419	208,684,730
Transamerica JPMorgan Mid Cap Value VP (D)	1,287,949	21,315,555
Transamerica Large Cap Value (D)	3,784,822	42,541,396
Transamerica Morgan Stanley Capital Growth VP (D)	755,011	14,632,120
Transamerica T. Rowe Price Small Cap VP (D)	3,084,299	49,903,956
Transamerica WMC US Growth VP (D)	1,833,083	57,888,758

		531,662,382

U.S. Fixed Income Funds - 18.8%
Transamerica JPMorgan Core Bond VP (D)	20,507,621	264,138,154
Transamerica Short-Term Bond (D)	361,623	3,605,379

		267,743,533

U.S. Mixed Allocation Fund - 25.5%
Transamerica PIMCO Total Return VP (D)	31,768,210	363,428,323

Total Investment Companies (Cost $1,276,055,472)		1,305,611,617

OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (G)	48,700	48,700

Total Other Investment Company (Cost $48,700)		48,700

Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 1.45% (G), dated 03/29/2019, to be repurchased at $3,759,517 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $3,837,278.

$ 3,759,062	$ 3,759,062

Total Repurchase Agreement (Cost $3,759,062)	3,759,062

Total Investments (Cost $1,394,222,513)	1,428,038,552
Net Other Assets (Liabilities) - (0.1)%	(1,213,851)

Net Assets - 100.0%	$ 1,426,824,701

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$118,619,173	$—	$—	$118,619,173
Investment Companies	1,305,201,215	—	—	1,305,201,215
Other Investment Company	48,700	—	—	48,700
Repurchase Agreement	—	3,759,062	—	3,759,062

Total	$1,423,869,088	$3,759,062	$—	$1,427,628,150

Investment Companies Measured at Net Asset Value (E)				410,402

Total Investments				$1,428,038,552

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $47,668. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing security.
(D)	Affiliated investment in the Class I2 shares and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$71,221,406	$7,200,000	$(7,600,000)	$913,950	$6,677,972	$78,413,328	3,163,103	$—	$—
Transamerica Global Allocation Liquidating Trust	400,774	—	—	—	9,628	410,402	79,640	—	—
Transamerica Greystone International Growth VP	88,601,873	11,200,000	(16,300,000)	(2,922,637)	12,350,865	92,930,101	10,337,052	—	—
Transamerica Jennison Growth VP	52,831,088	3,700,000	(6,500,000)	(537,585)	8,789,036	58,282,539	5,199,156	—	—
Transamerica JPMorgan Core Bond VP	277,954,693	13,600,000	(35,100,000)	(819,993)	8,503,454	264,138,154	20,507,621	—	—
Transamerica JPMorgan Enhanced Index VP	187,583,281	18,000,000	(19,700,000)	2,637,011	20,164,438	208,684,730	9,546,419	—	—
Transamerica JPMorgan Mid Cap Value VP	18,260,676	1,400,000	(900,000)	(61,644)	2,616,523	21,315,555	1,287,949	—	—
Transamerica Large Cap Value	38,899,374	3,198,143	(4,200,000)	(1,178,803)	5,822,682	42,541,396	3,784,822	198,143	—
Transamerica Morgan Stanley Capital Growth VP	13,407,701	700,000	(1,800,000)	(625,944)	2,950,363	14,632,120	755,011	—	—
Transamerica PIMCO Total Return VP	373,798,456	26,000,000	(47,200,000)	(1,302,926)	12,132,793	363,428,323	31,768,210	—	—
Transamerica Short-Term Bond	1,460,661	23,129,245	(21,200,000)	162,035	53,438	3,605,379	361,623	129,245	—
Transamerica T. Rowe Price Small Cap VP	45,625,735	2,300,000	(5,100,000)	(1,359,510)	8,437,731	49,903,956	3,084,299	—	—
Transamerica TS&W International Equity VP	49,196,451	7,200,000	(10,400,000)	(1,426,032)	4,866,457	49,436,876	3,841,249	—	—
Transamerica WMC US Growth VP	52,228,462	3,300,000	(5,900,000)	(920,020)	9,180,316	57,888,758	1,833,083	—	—

Total	$1,271,470,631	$120,927,388	$(181,900,000)	$(7,442,098)	$102,555,696	$1,305,611,617	95,549,237	$327,388	$—

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Restricted security. At March 31, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$819,372	$410,402	0.0	%(B)

(G)	Rates disclosed reflect the yields at March 31, 2019.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Australia - 3.2%
Northern Star Resources, Ltd.	931,793	$ 5,921,494
Westpac Banking Corp. (A)	502,426	9,246,894

		15,168,388

China - 8.8%
ANTA Sports Products, Ltd.	2,194,600	14,928,966
NetEase, Inc., ADR	30,698	7,412,032
Ping An Insurance Group Co. of China, Ltd., H Shares	787,600	8,819,170
Tencent Holdings, Ltd.	243,500	11,197,969

		42,358,137

Finland - 2.2%
Neste OYJ (A)	97,400	10,379,555

France - 8.7%
AXA SA	572,304	14,399,660
TOTAL SA	236,809	13,154,521
Vinci SA	148,466	14,442,503

		41,996,684

Germany - 3.6%
Bayerische Motoren Werke AG	123,607	9,532,613
Henkel AG & Co. KGaA	80,176	7,622,199

		17,154,812

Ireland - 5.0%
Kingspan Group PLC	286,259	13,249,045
Smurfit Kappa Group PLC	379,346	10,587,223

		23,836,268

Israel - 1.8%
Nice, Ltd., ADR (A) (B)	71,525	8,762,528

Italy - 2.9%
Enel SpA	2,205,100	14,109,252

Japan - 23.4%
Asahi Group Holdings, Ltd.	288,600	12,837,661
Haseko Corp.	869,700	10,923,237
Isuzu Motors, Ltd.	419,600	5,504,813
Koito Manufacturing Co., Ltd.	168,700	9,543,887
Minebea Mitsumi, Inc.	611,500	9,175,535
Nidec Corp.	43,100	5,454,096
Nippon Telegraph & Telephone Corp.	258,900	10,986,256
Nitori Holdings Co., Ltd.	55,500	7,160,967
Open House Co., Ltd.	153,300	5,249,242
SoftBank Group Corp.	137,200	13,301,579
Sumitomo Mitsui Financial Group, Inc.	367,700	12,859,381
Takeda Pharmaceutical Co., Ltd.	228,336	9,314,329

		112,310,983

Luxembourg - 2.2%
Aroundtown SA	1,258,794	10,378,586

Netherlands - 2.6%
Euronext NV (C)	197,007	12,486,085

	Shares	Value
COMMON STOCKS (continued)
Norway - 5.3%
DNB ASA	693,716	$ 12,772,492
Equinor ASA	578,738	12,671,919

		25,444,411

Republic of Korea - 1.5%
Samsung Electronics Co., Ltd.	183,900	7,233,843

Spain - 1.9%
Banco Santander SA	1,977,431	9,193,263

Sweden - 1.8%
Epiroc AB, Class B (B)	891,823	8,537,129

Switzerland - 5.6%
Roche Holding AG	61,317	16,894,119
Swiss Life Holding AG (B)	22,822	10,050,160

		26,944,279

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	195,650	8,013,824

United Kingdom - 14.6%
Ashtead Group PLC	389,290	9,392,742
Beazley PLC	1,401,827	9,402,917
British American Tobacco PLC	249,599	10,383,379
Compass Group PLC	669,812	15,742,393
GlaxoSmithKline PLC	771,511	16,045,512
Rio Tinto PLC, ADR	158,155	9,307,422

		70,274,365

Total Common Stocks (Cost $492,001,487)		464,582,392

OTHER INVESTMENT COMPANY - 2.8%
Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (D)	13,528,820	13,528,820

Total Other Investment Company (Cost $13,528,820)		13,528,820

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 1.45% (D), dated 03/29/2019, to be repurchased at $9,963,398 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $10,163,465.	$ 9,962,195	9,962,195

Total Repurchase Agreement (Cost $9,962,195)		9,962,195

Total Investments (Cost $515,492,502)		488,073,407
Net Other Assets (Liabilities) - (1.7)%		(8,176,956)

Net Assets - 100.0%		$ 479,896,451

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.0%	$ 44,072,030
Insurance	8.7	42,671,907
Pharmaceuticals	8.7	42,253,960
Oil, Gas & Consumable Fuels	7.4	36,205,995
Machinery	3.6	17,712,664
Hotels, Restaurants & Leisure	3.2	15,742,393
Real Estate Management & Development	3.2	15,627,828
Metals & Mining	3.1	15,228,916
Automobiles	3.1	15,037,426
Textiles, Apparel & Luxury Goods	3.1	14,928,966
Construction & Engineering	3.0	14,442,503
Electric Utilities	2.9	14,109,252
Wireless Telecommunication Services	2.7	13,301,579
Building Products	2.7	13,249,045
Beverages	2.6	12,837,661
Capital Markets	2.6	12,486,085
Interactive Media & Services	2.3	11,197,969
Diversified Telecommunication Services	2.3	10,986,256
Household Durables	2.2	10,923,237
Containers & Packaging	2.2	10,587,223
Tobacco	2.1	10,383,379
Auto Components	2.0	9,543,887
Trading Companies & Distributors	1.9	9,392,742
Software	1.8	8,762,528
Semiconductors & Semiconductor Equipment	1.6	8,013,824
Household Products	1.6	7,622,199
Entertainment	1.5	7,412,032
Technology Hardware, Storage & Peripherals	1.5	7,233,843
Specialty Retail	1.5	7,160,967
Electrical Equipment	1.1	5,454,096

Investments	95.2	464,582,392
Short-Term Investments	4.8	23,491,015

Total Investments	100.0%	$ 488,073,407

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$33,495,806	$431,086,586	$—	$464,582,392
Other Investment Company	13,528,820	—	—	13,528,820
Repurchase Agreement	—	9,962,195	—	9,962,195

Total Investments	$47,024,626	$441,048,781	$—	$488,073,407

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,941,194. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of the 144A security is $12,486,085, representing 2.6% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Australia - 6.6%
AGL Energy, Ltd.	1,059	$ 16,370
Alumina, Ltd.	2,812	4,832
Amcor, Ltd.	2,105	23,003
AMP, Ltd.	4,669	6,962
APA Group	2,185	15,484
Aristocrat Leisure, Ltd.	971	16,899
ASX, Ltd.	308	15,274
Aurizon Holdings, Ltd.	2,751	8,888
AusNet Services	4,586	5,780
Australia & New Zealand Banking Group, Ltd.	5,450	100,730
Bank of Queensland, Ltd.	662	4,277
Bendigo & Adelaide Bank, Ltd.	896	6,158
BHP Group, Ltd.	5,598	152,992
BlueScope Steel, Ltd.	767	7,597
Boral, Ltd.	1,731	5,641
Brambles, Ltd.	2,892	24,149
Caltex Australia, Ltd.	494	9,193
Challenger, Ltd.	812	4,774
CIMIC Group, Ltd.	164	5,620
Coca-Cola Amatil, Ltd.	1,220	7,493
Cochlear, Ltd.	98	12,058
Coles Group, Ltd. (A)	1,745	14,683
Commonwealth Bank of Australia	3,364	168,731
Computershare, Ltd.	637	7,725
Crown Resorts, Ltd.	641	5,239
CSL, Ltd.	861	119,177
Dexus, REIT	1,764	15,957
Domino’s Pizza Enterprises, Ltd.	103	3,175
Flight Centre Travel Group, Ltd.	90	2,687
Fortescue Metals Group, Ltd.	2,524	12,742
Goodman Group, REIT	2,963	28,087
GPT Group, REIT	3,094	13,643
Harvey Norman Holdings, Ltd.	895	2,555
Incitec Pivot, Ltd.	2,924	6,478
Insurance Australia Group, Ltd.	4,234	23,089
LendLease Group	741	6,514
Macquarie Group, Ltd.	585	53,758
Medibank Pvt, Ltd.	3,546	6,949
Mirvac Group, REIT	6,814	13,305
National Australia Bank, Ltd.	5,196	93,232
Newcrest Mining, Ltd.	1,337	24,218
Oil Search, Ltd.	2,544	14,180
Orica, Ltd.	677	8,475
Origin Energy, Ltd.	3,012	15,398
QBE Insurance Group, Ltd.	2,138	18,688
Ramsay Health Care, Ltd.	264	12,063
REA Group, Ltd.	98	5,198
Santos, Ltd.	3,006	14,578
Scentre Group, REIT	9,257	27,015
SEEK, Ltd.	597	7,435
Sonic Healthcare, Ltd.	718	12,521
South32, Ltd.	8,152	21,590
Stockland, REIT	4,445	12,151
Suncorp Group, Ltd.	2,360	23,091
Sydney Airport	2,078	10,963
Tabcorp Holdings, Ltd.	3,579	11,741
Telstra Corp., Ltd.	7,674	18,090
TPG Telecom, Ltd.	570	2,813
Transurban Group	4,729	44,323
Treasury Wine Estates, Ltd.	1,263	13,389

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Vicinity Centres, REIT	4,488	$ 8,285
Washington H Soul Pattinson & Co., Ltd.	164	3,064
Wesfarmers, Ltd.	2,155	53,020
Westpac Banking Corp.	6,527	120,126
Woodside Petroleum, Ltd.	1,630	40,068
Woolworths Group, Ltd.	2,384	51,460
WorleyParsons, Ltd.	489	4,917

		1,650,760

Austria - 0.2%
Andritz AG	84	3,603
Erste Group Bank AG	472	17,346
OMV AG	232	12,588
Raiffeisen Bank International AG	269	6,038
Verbund AG	104	4,991
voestalpine AG	151	4,585

		49,151

Belgium - 1.0%
Ageas	312	15,049
Anheuser-Busch InBev SA	1,448	121,432
Colruyt SA	90	6,653
Groupe Bruxelles Lambert SA	139	13,506
KBC Group NV	474	33,115
Proximus SADP	287	8,277
Solvay SA	137	14,812
Telenet Group Holding NV	47	2,261
UCB SA	230	19,753
Umicore SA	365	16,210

		251,068

Chile - 0.0% (B)
Antofagasta PLC	773	9,726

China - 0.1%
BeiGene, Ltd., ADR (A)	100	13,200
Minth Group, Ltd.	1,000	3,147
Yangzijiang Shipbuilding Holdings, Ltd.	6,500	7,194

		23,541

Denmark - 1.7%
AP Moller - Maersk A/S, Class A	6	7,257
AP Moller - Maersk A/S, Class B	12	15,221
Carlsberg A/S, Class B	194	24,229
Chr Hansen Holding A/S	159	16,116
Coloplast A/S, Class B	216	23,699
Danske Bank A/S	1,248	21,902
Demant A/S (A)	129	3,815
DSV A/S	327	27,043
Genmab A/S (A)	112	19,437
H. Lundbeck A/S	89	3,851
ISS A/S	215	6,542
Novo Nordisk A/S, Class B	3,453	180,759
Novozymes A/S, Class B	399	18,345
Orsted A/S (C)	343	25,995
Pandora A/S	194	9,083
Tryg A/S	137	3,759
Vestas Wind Systems A/S	356	29,955

		437,008

Finland - 1.1%
Elisa OYJ	200	9,023
Fortum OYJ	757	15,480
Kone OYJ, Class B	590	29,756

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
Metso OYJ	140	$ 4,815
Neste OYJ	234	24,937
Nokia OYJ	10,163	57,845
Nokian Renkaat OYJ	215	7,197
Nordea Bank Abp	5,772	43,923
Orion OYJ, Class B	162	6,073
Sampo OYJ, Class A	756	34,270
Stora Enso OYJ, Class R	1,025	12,527
UPM-Kymmene OYJ	929	27,095
Wartsila OYJ Abp	643	10,376

		283,317

France - 10.8%
Accor SA	309	12,517
Aeroports de Paris	42	8,122
Air Liquide SA	814	103,500
Airbus SE	1,106	146,273
Alstom SA	285	12,347
Amundi SA (C)	90	5,664
Arkema SA	126	11,994
Atos SE	175	16,882
AXA SA	3,496	87,962
BioMerieux	80	6,614
BNP Paribas SA	2,137	102,144
Bollore SA	1,026	4,636
Bouygues SA	339	12,112
Bureau Veritas SA	497	11,652
Capgemini SE	274	33,226
Carrefour SA	1,012	18,901
Casino Guichard Perrachon SA	102	4,422
Cie de Saint-Gobain	851	30,843
Cie Generale des Etablissements Michelin SCA	310	36,652
CNP Assurances	203	4,468
Covivio, REIT	86	9,126
Credit Agricole SA	2,094	25,298
Danone SA	1,112	85,683
Dassault Aviation SA	3	4,425
Dassault Systemes SE	238	35,441
Edenred	439	19,979
Eiffage SA	128	12,299
Electricite de France SA	1,114	15,233
Engie SA	3,180	47,372
EssilorLuxottica SA	520	56,803
Eurazeo SE	66	4,960
Eutelsat Communications SA	235	4,111
Faurecia SA	98	4,120
Gecina SA, REIT	85	12,567
Getlink SE	652	9,885
Hermes International	54	35,630
ICADE, REIT	67	5,667
Iliad SA	37	3,715
Imerys SA	59	2,941
Ingenico Group SA	91	6,494
Ipsen SA	63	8,636
JCDecaux SA	76	2,312
Kering SA	144	82,575
Klepierre SA, REIT	371	12,976
L’Oreal SA	479	128,849
Legrand SA	456	30,517
LVMH Moet Hennessy Louis Vuitton SE	528	194,210
Natixis SA	1,188	6,358
Orange SA	3,791	61,662
Pernod Ricard SA	383	68,741
Peugeot SA	1,067	26,021
Publicis Groupe SA	388	20,774

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Remy Cointreau SA	22	$ 2,934
Renault SA	330	21,807
Rexel SA	604	6,813
Safran SA	602	82,555
Sanofi	2,141	189,107
Sartorius Stedim Biotech	42	5,319
Schneider Electric SE	992	77,828
SCOR SE	288	12,264
SEB SA	38	6,394
Societe BIC SA	43	3,832
Societe Generale SA	1,389	40,160
Sodexo SA	139	15,305
Suez	480	6,359
Teleperformance	88	15,814
Thales SA	171	20,477
TOTAL SA	4,589	254,915
Ubisoft Entertainment SA (A)	117	10,416
Unibail-Rodamco SE	1,861	15,289
Unibail-Rodamco-Westfield, REIT	155	25,410
Valeo SA	429	12,440
Veolia Environnement SA	837	18,712
Vinci SA	965	93,873
Vivendi SA	1,887	54,675
Wendel SA	53	6,677

		2,715,686

Germany - 7.8%
1&1 Drillisch AG	54	1,923
adidas AG	340	82,610
Allianz SE	807	179,493
Axel Springer SE	68	3,512
BASF SE	1,745	128,272
Bayer AG	1,772	114,494
Bayerische Motoren Werke AG	598	46,118
Beiersdorf AG	186	19,350
Brenntag AG	251	12,924
Commerzbank AG (A)	1,533	11,866
Continental AG	200	30,108
Covestro AG (C)	350	19,246
Daimler AG	1,728	101,281
Delivery Hero SE (A) (C)	97	3,504
Deutsche Bank AG	3,418	27,836
Deutsche Boerse AG	324	41,542
Deutsche Lufthansa AG	303	6,650
Deutsche Post AG	1,880	61,158
Deutsche Telekom AG	6,334	105,121
Deutsche Wohnen SE	647	31,375
E.ON SE	3,764	41,851
Evonik Industries AG	279	7,599
Fraport AG Frankfurt Airport Services Worldwide	52	3,980
Fresenius Medical Care AG & Co. KGaA	392	31,616
Fresenius SE & Co. KGaA	793	44,264
GEA Group AG	226	5,920
Hannover Rueck SE	89	12,779
HeidelbergCement AG	244	17,561
Henkel AG & Co. KGaA	189	17,968
HOCHTIEF AG	28	4,052
HUGO BOSS AG	114	7,785
Infineon Technologies AG	2,054	40,748
Innogy SE (A)	209	8,944
KION Group AG	76	3,972
LANXESS AG	128	6,826
Merck KGaA	210	23,945
METRO AG	335	5,558
MTU Aero Engines AG	95	21,505

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	270	$ 63,906
OSRAM Licht AG	121	4,164
ProSiebenSat.1 Media SE	414	5,907
Puma SE	13	7,539
RWE AG	941	25,228
SAP SE	1,868	215,829
Siemens AG	1,454	156,480
Siemens Healthineers AG (C)	215	8,960
Symrise AG	224	20,182
Telefonica Deutschland Holding AG	1,061	3,331
thyssenkrupp AG	639	8,777
TUI AG	766	7,339
Uniper SE	368	11,100
United Internet AG	146	5,328
Volkswagen AG	49	7,976
Vonovia SE	890	46,144
Wirecard AG	204	25,561
Zalando SE (A) (C)	183	7,133

		1,966,140

Hong Kong - 3.8%
AIA Group, Ltd.	23,000	228,976
ASM Pacific Technology, Ltd.	300	3,346
Bank of East Asia, Ltd.	2,258	7,335
BOC Hong Kong Holdings, Ltd.	6,500	26,911
CK Asset Holdings, Ltd.	4,500	40,013
CK Hutchison Holdings, Ltd.	5,000	52,516
CK Infrastructure Holdings, Ltd.	1,000	8,210
CLP Holdings, Ltd.	3,000	34,777
Dairy Farm International Holdings, Ltd.	500	4,195
Galaxy Entertainment Group, Ltd.	4,000	27,236
Hang Lung Group, Ltd.	1,000	3,210
Hang Lung Properties, Ltd.	3,000	7,322
Hang Seng Bank, Ltd.	1,400	34,545
Henderson Land Development Co., Ltd.	2,210	14,048
HK Electric Investments & HK Electric Investments, Ltd.	4,500	4,597
HKT Trust & HKT, Ltd.	8,000	12,861
Hong Kong & China Gas Co., Ltd.	15,910	38,144
Hong Kong Exchanges & Clearing, Ltd.	2,217	77,271
Hongkong Land Holdings, Ltd.	2,000	14,220
Hysan Development Co., Ltd.	1,000	5,357
Jardine Matheson Holdings, Ltd.	400	24,944
Jardine Strategic Holdings, Ltd.	400	14,972
Kerry Properties, Ltd.	500	2,233
Link REIT	3,700	43,269
Melco Resorts & Entertainment, Ltd., ADR	500	11,295
MTR Corp., Ltd.	2,515	15,571
New World Development Co., Ltd.	10,114	16,775
NWS Holdings, Ltd.	2,000	4,372
PCCW, Ltd.	7,000	4,352
Power Assets Holdings, Ltd.	2,500	17,341
Shangri-La Asia, Ltd.	2,000	2,843
Sino Land Co., Ltd.	6,255	12,096
SJM Holdings, Ltd.	4,000	4,566
Sun Hung Kai Properties, Ltd.	2,850	48,904
Swire Pacific, Ltd., Class A	1,000	12,866
Swire Properties, Ltd.	2,200	9,459
Techtronic Industries Co., Ltd.	2,500	16,799
WH Group, Ltd. (C)	16,000	17,121
Wharf Holdings, Ltd.	1,300	3,925
Wharf Real Estate Investment Co., Ltd.	2,300	17,126

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Wheelock & Co., Ltd.	2,000	$ 14,650
Yue Yuen Industrial Holdings, Ltd.	1,000	3,440

		964,009

Ireland - 0.6%
AerCap Holdings NV (A)	200	9,308
AIB Group PLC	1,173	5,266
Bank of Ireland Group PLC	1,652	9,840
CRH PLC	1,556	48,262
DCC PLC	179	15,469
James Hardie Industries PLC, CDI	808	10,407
Kerry Group PLC, Class A	267	29,801
Kingspan Group PLC	233	10,784
Paddy Power Betfair PLC	144	11,105
Ryanair Holdings PLC, ADR (A)	38	2,848
Smurfit Kappa Group PLC	358	9,991

		163,081

Isle of Man - 0.0% (B)
GVC Holdings PLC	829	6,036

Israel - 0.5%
Azrieli Group, Ltd.	79	4,679
Bank Hapoalim BM	1,983	13,178
Bank Leumi Le-Israel BM	2,428	15,907
Bezeq Israeli Telecommunication Corp., Ltd.	4,051	2,914
Check Point Software Technologies, Ltd. (A)	250	31,623
Elbit Systems, Ltd.	22	2,850
Israel Chemicals, Ltd.	877	4,582
Mizrahi Tefahot Bank, Ltd.	232	4,782
Nice, Ltd. (A)	97	11,847
Teva Pharmaceutical Industries, Ltd., ADR (A)	1,715	26,891
Wix.com, Ltd. (A)	100	12,083

		131,336

Italy - 2.0%
Assicurazioni Generali SpA	2,044	37,832
Atlantia SpA	807	20,902
Davide Campari-Milano SpA	969	9,511
Enel SpA	15,456	98,895
Eni SpA	4,834	85,427
Ferrari NV	222	29,759
Intesa Sanpaolo SpA	26,869	65,435
Leonardo SpA	693	8,053
Mediobanca Banca di Credito Finanziario SpA	1,036	10,764
Moncler SpA	287	11,564
Pirelli & C SpA (A) (C)	452	2,909
Poste Italiane SpA (C)	988	9,611
Prysmian SpA	285	5,392
Recordati SpA	139	5,412
Snam SpA	4,105	21,085
Telecom Italia SpA	9,060	5,146
Telecom Italia SpA (A)	18,294	11,377
Terna Rete Elettrica Nazionale SpA	2,600	16,473
UniCredit SpA	3,628	46,509

		502,056

Japan - 23.4%
ABC-Mart, Inc.	100	5,946
Acom Co., Ltd.	600	2,138
Aeon Co., Ltd.	1,100	22,992
AEON Financial Service Co., Ltd.	200	4,066

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Aeon Mall Co., Ltd.	200	$ 3,284
AGC, Inc.	300	10,503
Air Water, Inc.	200	2,895
Aisin Seiki Co., Ltd.	300	10,706
Ajinomoto Co., Inc.	700	11,173
Alfresa Holdings Corp.	400	11,369
Alps Alpine Co., Ltd.	300	6,253
Amada Holdings Co., Ltd.	500	4,940
ANA Holdings, Inc.	200	7,325
Aozora Bank, Ltd.	100	2,469
Asahi Group Holdings, Ltd.	600	26,690
Asahi Intecc Co., Ltd.	200	9,384
Asahi Kasei Corp.	2,317	23,875
Asics Corp.	200	2,680
Astellas Pharma, Inc.	3,600	53,872
Bandai Namco Holdings, Inc.	400	18,731
Bank of Kyoto, Ltd.	100	4,178
Benesse Holdings, Inc.	100	2,594
Bridgestone Corp.	1,100	42,341
Brother Industries, Ltd.	300	5,544
Calbee, Inc.	100	2,691
Canon, Inc.	1,900	55,082
Casio Computer Co., Ltd.	300	3,911
Central Japan Railway Co.	300	69,593
Chiba Bank, Ltd.	1,000	5,423
Chubu Electric Power Co., Inc.	1,200	18,715
Chugai Pharmaceutical Co., Ltd.	400	27,465
Chugoku Electric Power Co., Inc.	400	4,984
Coca-Cola Bottlers Japan Holdings, Inc.	200	5,073
Concordia Financial Group, Ltd.	1,900	7,320
Credit Saison Co., Ltd.	200	2,638
CyberAgent, Inc.	200	8,148
Dai Nippon Printing Co., Ltd.	500	11,942
Dai-ichi Life Holdings, Inc.	1,800	24,979
Daicel Corp.	600	6,507
Daifuku Co., Ltd.	200	10,394
Daiichi Sankyo Co., Ltd.	1,000	46,016
Daikin Industries, Ltd.	500	58,513
Daito Trust Construction Co., Ltd.	117	16,289
Daiwa House Industry Co., Ltd.	1,100	34,926
Daiwa House Investment Corp., REIT	2	4,434
Daiwa Securities Group, Inc.	2,700	13,131
DeNA Co., Ltd.	200	3,008
Denso Corp.	800	31,161
Dentsu, Inc.	400	16,873
Disco Corp.	100	14,229
East Japan Railway Co.	600	57,818
Eisai Co., Ltd.	500	28,029
Electric Power Development Co., Ltd.	300	7,298
FamilyMart UNY Holdings Co., Ltd.	400	10,181
FANUC Corp.	400	68,140
Fast Retailing Co., Ltd.	100	46,946
Fuji Electric Co., Ltd.	200	5,666
FUJIFILM Holdings Corp.	700	31,795
Fujitsu, Ltd.	400	28,823
Fukuoka Financial Group, Inc.	200	4,432
Hakuhodo DY Holdings, Inc.	400	6,417
Hamamatsu Photonics KK	200	7,724
Hankyu Hanshin Holdings, Inc.	400	14,978
Hikari Tsushin, Inc.	40	7,568
Hino Motors, Ltd.	500	4,205
Hirose Electric Co., Ltd.	100	10,494
Hisamitsu Pharmaceutical Co., Inc.	100	4,593
Hitachi Chemical Co., Ltd.	200	4,425
Hitachi Construction Machinery Co., Ltd.	100	2,650
Hitachi High-Technologies Corp.	100	4,092
Hitachi Metals, Ltd.	100	1,160

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hitachi, Ltd.	1,700	$ 54,990
Honda Motor Co., Ltd.	3,100	83,772
Hoshizaki Corp.	100	6,190
Hoya Corp.	700	46,164
Hulic Co., Ltd.	500	4,899
Idemitsu Kosan Co., Ltd.	200	6,686
IHI Corp.	300	7,198
Iida Group Holdings Co., Ltd.	200	3,618
Inpex Corp.	1,700	16,190
Isetan Mitsukoshi Holdings, Ltd.	400	4,039
Isuzu Motors, Ltd.	800	10,495
ITOCHU Corp.	2,400	43,364
J. Front Retailing Co., Ltd.	400	4,753
Japan Airlines Co., Ltd.	200	7,036
Japan Airport Terminal Co., Ltd.	100	4,218
Japan Exchange Group, Inc.	800	14,242
Japan Post Bank Co., Ltd.	700	7,636
Japan Post Holdings Co., Ltd.	3,000	35,081
Japan Prime Realty Investment Corp., REIT	1	4,114
Japan Real Estate Investment Corp., REIT	2	11,784
Japan Retail Fund Investment Corp., REIT	5	10,047
Japan Tobacco, Inc.	2,100	52,012
JFE Holdings, Inc.	800	13,560
JGC Corp.	300	3,982
JSR Corp.	200	3,097
JTEKT Corp.	500	6,145
JXTG Holdings, Inc.	5,700	26,049
Kajima Corp.	800	11,795
Kakaku.com, Inc.	200	3,838
Kamigumi Co., Ltd.	200	4,627
Kaneka Corp.	200	7,480
Kansai Electric Power Co., Inc.	1,100	16,198
Kansai Paint Co., Ltd.	300	5,714
Kao Corp.	900	70,795
Kawasaki Heavy Industries, Ltd.	300	7,390
KDDI Corp.	3,200	68,862
Keihan Holdings Co., Ltd.	200	8,400
Keikyu Corp.	200	3,389
Keio Corp.	200	12,903
Keisei Electric Railway Co., Ltd.	300	10,882
Keyence Corp.	200	124,461
Kikkoman Corp.	300	14,698
Kintetsu Group Holdings Co., Ltd.	300	13,967
Kirin Holdings Co., Ltd.	1,400	33,380
Kobayashi Pharmaceutical Co., Ltd.	100	8,427
Kobe Steel, Ltd.	500	3,749
Koito Manufacturing Co., Ltd.	200	11,315
Komatsu, Ltd.	1,700	39,428
Konami Holdings Corp.	100	4,335
Konica Minolta, Inc.	800	7,861
Kose Corp.	100	18,343
Kubota Corp.	1,600	23,091
Kuraray Co., Ltd.	600	7,622
Kurita Water Industries, Ltd.	100	2,551
Kyocera Corp.	600	35,189
Kyowa Hakko Kirin Co., Ltd.	500	10,873
Kyushu Electric Power Co., Inc.	600	7,076
Kyushu Railway Co.	300	9,853
Lawson, Inc.	100	5,540
LINE Corp. (A)	100	3,523
Lion Corp.	300	6,307
LIXIL Group Corp.	300	4,001
M3, Inc.	600	10,053
Makita Corp.	300	10,435
Marubeni Corp.	2,900	20,017
Marui Group Co., Ltd.	300	6,050
Maruichi Steel Tube, Ltd.	100	2,910

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mazda Motor Corp.	1,100	$ 12,292
McDonald’s Holdings Co. Japan, Ltd.	100	4,620
Mebuki Financial Group, Inc.	1,700	4,341
Medipal Holdings Corp.	400	9,492
MEIJI Holdings Co., Ltd.	231	18,738
Minebea Mitsumi, Inc.	600	9,003
MISUMI Group, Inc.	400	9,932
Mitsubishi Chemical Holdings Corp.	2,400	16,878
Mitsubishi Corp.	2,600	72,114
Mitsubishi Electric Corp.	3,500	44,922
Mitsubishi Estate Co., Ltd.	2,200	39,810
Mitsubishi Gas Chemical Co., Inc.	400	5,699
Mitsubishi Heavy Industries, Ltd.	500	20,743
Mitsubishi Materials Corp.	100	2,636
Mitsubishi Motors Corp.	800	4,244
Mitsubishi Tanabe Pharma Corp.	300	4,003
Mitsubishi UFJ Financial Group, Inc.	22,300	110,665
Mitsubishi UFJ Lease & Finance Co., Ltd.	800	4,071
Mitsui & Co., Ltd.	3,100	48,068
Mitsui Chemicals, Inc.	300	7,230
Mitsui Fudosan Co., Ltd.	1,600	40,170
Mitsui O.S.K. Lines, Ltd.	100	2,148
Mizuho Financial Group, Inc.	45,800	70,789
MonotaRO Co., Ltd.	200	4,441
MS&AD Insurance Group Holdings, Inc.	900	27,366
Murata Manufacturing Co., Ltd.	1,000	49,734
Nabtesco Corp.	100	2,910
Nagoya Railroad Co., Ltd.	200	5,531
NEC Corp.	400	13,516
Nexon Co., Ltd. (A)	800	12,516
NGK Insulators, Ltd.	300	4,353
NGK Spark Plug Co., Ltd.	300	5,560
NH Foods, Ltd.	200	7,191
Nidec Corp.	450	56,945
Nikon Corp.	600	8,451
Nintendo Co., Ltd.	200	56,952
Nippon Building Fund, Inc., REIT	2	13,534
Nippon Electric Glass Co., Ltd.	100	2,648
Nippon Express Co., Ltd.	100	5,558
Nippon Paint Holdings Co., Ltd.	200	7,850
Nippon Prologis, Inc., REIT	2	4,255
Nippon Steel & Sumitomo Metal Corp.	1,500	26,446
Nippon Telegraph & Telephone Corp.	1,200	50,921
Nippon Yusen KK	200	2,927
Nissan Chemical Corp.	200	9,149
Nissan Motor Co., Ltd.	4,400	36,056
Nisshin Seifun Group, Inc.	400	9,167
Nissin Foods Holdings Co., Ltd.	100	6,857
Nitori Holdings Co., Ltd.	200	25,805
Nitto Denko Corp.	300	15,740
Nomura Holdings, Inc.	6,300	22,749
Nomura Real Estate Holdings, Inc.	200	3,835
Nomura Real Estate Master Fund, Inc., REIT	5	7,363
Nomura Research Institute, Ltd.	200	9,077
NSK, Ltd.	600	5,614
NTT Data Corp.	900	9,915
NTT DOCOMO, Inc.	2,500	55,299
Obayashi Corp.	1,200	12,062
OBIC Co., Ltd.	100	10,069
Odakyu Electric Railway Co., Ltd.	500	12,104
OJI Holdings Corp.	1,600	9,918
Olympus Corp.	2,000	21,691
Omron Corp.	300	14,021
Ono Pharmaceutical Co., Ltd.	700	13,699
Oracle Corp.	100	6,704
Oriental Land Co., Ltd.	400	45,367

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
ORIX Corp.	2,400	$ 34,420
Osaka Gas Co., Ltd.	600	11,824
Otsuka Corp.	200	7,462
Otsuka Holdings Co., Ltd.	700	27,468
Pan Pacific International Holdings Corp.	200	13,227
Panasonic Corp.	4,000	34,438
Park24 Co., Ltd.	200	4,336
Persol Holdings Co., Ltd.	200	3,234
Pigeon Corp.	200	8,166
Pola Orbis Holdings, Inc.	100	3,185
Rakuten, Inc.	1,200	11,347
Recruit Holdings Co., Ltd.	2,000	57,042
Renesas Electronics Corp. (A)	1,100	5,082
Resona Holdings, Inc.	3,400	14,716
Ricoh Co., Ltd.	1,200	12,527
Rinnai Corp.	100	7,065
Rohm Co., Ltd.	200	12,452
Ryohin Keikaku Co., Ltd.	45	11,385
Sankyo Co., Ltd.	100	3,808
Santen Pharmaceutical Co., Ltd.	600	8,927
SBI Holdings, Inc.	300	6,675
Secom Co., Ltd.	400	34,222
Sega Sammy Holdings, Inc.	300	3,535
Seibu Holdings, Inc.	200	3,495
Seiko Epson Corp.	300	4,588
Sekisui Chemical Co., Ltd.	600	9,631
Sekisui House, Ltd.	1,100	18,183
Seven & i Holdings Co., Ltd.	1,400	52,751
Seven Bank, Ltd.	1,300	3,836
SG Holdings Co., Ltd.	200	5,820
Sharp Corp.	300	3,297
Shimadzu Corp.	300	8,662
Shimano, Inc.	119	19,327
Shimizu Corp.	900	7,812
Shin-Etsu Chemical Co., Ltd.	700	58,612
Shinsei Bank, Ltd. (A)	200	2,842
Shionogi & Co., Ltd.	500	30,912
Shiseido Co., Ltd.	700	50,446
Shizuoka Bank, Ltd.	1,000	7,606
Showa Denko KK	200	7,020
Showa Shell Sekiyu KK (A) (D)	300	4,112
SMC Corp.	100	37,472
Softbank Corp.	3,200	36,005
SoftBank Group Corp.	1,600	155,120
Sohgo Security Services Co., Ltd.	100	4,349
Sompo Holdings, Inc.	500	18,488
Sony Corp.	2,400	100,586
Sony Financial Holdings, Inc.	200	3,768
Stanley Electric Co., Ltd.	300	8,053
Subaru Corp.	1,200	27,312
Sumco Corp.	200	2,221
Sumitomo Chemical Co., Ltd.	2,397	11,138
Sumitomo Corp.	2,100	29,009
Sumitomo Dainippon Pharma Co., Ltd.	200	4,939
Sumitomo Electric Industries, Ltd.	1,300	17,225
Sumitomo Heavy Industries, Ltd.	100	3,235
Sumitomo Metal Mining Co., Ltd.	300	8,851
Sumitomo Mitsui Financial Group, Inc.	2,500	87,431
Sumitomo Mitsui Trust Holdings, Inc.	600	21,525
Sumitomo Realty & Development Co., Ltd.	600	24,827
Sumitomo Rubber Industries, Ltd.	200	2,396
Sundrug Co., Ltd.	100	2,752
Suntory Beverage & Food, Ltd.	200	9,384
Suzuken Co., Ltd.	100	5,784
Suzuki Motor Corp.	600	26,516
Sysmex Corp.	300	18,109
T&D Holdings, Inc.	900	9,452

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Taiheiyo Cement Corp.	200	$ 6,659
Taisei Corp.	400	18,551
Taisho Pharmaceutical Holdings Co., Ltd.	100	9,519
Taiyo Nippon Sanso Corp.	300	4,564
Takashimaya Co., Ltd.	500	6,650
Takeda Pharmaceutical Co., Ltd.	2,674	109,078
TDK Corp.	200	15,646
Teijin, Ltd.	400	6,590
Terumo Corp.	1,200	36,597
THK Co., Ltd.	100	2,467
Tobu Railway Co., Ltd.	400	11,531
Toho Co., Ltd.	200	8,021
Toho Gas Co., Ltd.	200	8,969
Tohoku Electric Power Co., Inc.	700	8,918
Tokio Marine Holdings, Inc.	1,200	58,056
Tokyo Century Corp.	100	4,344
Tokyo Electric Power Co. Holdings, Inc. (A)	2,300	14,527
Tokyo Electron, Ltd.	300	43,310
Tokyo Gas Co., Ltd.	600	16,206
Tokyu Corp.	900	15,697
Tokyu Fudosan Holdings Corp.	800	4,778
Toppan Printing Co., Ltd.	500	7,539
Toray Industries, Inc.	2,200	14,032
Toshiba Corp.	1,200	38,167
Tosoh Corp.	500	7,764
TOTO, Ltd.	200	8,472
Toyo Seikan Group Holdings, Ltd.	300	6,136
Toyo Suisan Kaisha, Ltd.	100	3,803
Toyoda Gosei Co., Ltd.	100	2,115
Toyota Industries Corp.	300	15,023
Toyota Motor Corp.	4,300	251,684
Toyota Tsusho Corp.	400	13,011
Trend Micro, Inc.	200	9,727
Tsuruha Holdings, Inc.	100	8,121
Unicharm Corp.	700	23,135
United Urban Investment Corp., REIT	4	6,312
USS Co., Ltd.	400	7,413
Welcia Holdings Co., Ltd.	100	3,388
West Japan Railway Co.	300	22,572
Yahoo Japan Corp.	4,000	9,781
Yakult Honsha Co., Ltd.	200	13,967
Yamada Denki Co., Ltd.	1,000	4,926
Yamaguchi Financial Group, Inc.	500	4,232
Yamaha Corp.	200	9,979
Yamaha Motor Co., Ltd.	400	7,835
Yamato Holdings Co., Ltd.	500	12,898
Yamazaki Baking Co., Ltd.	200	3,241
Yaskawa Electric Corp.	400	12,542
Yokogawa Electric Corp.	300	6,201
Yokohama Rubber Co., Ltd.	200	3,710
ZOZO, Inc.	300	5,646

		5,885,482

Luxembourg - 0.3%
ArcelorMittal	1,205	24,409
Aroundtown SA	1,177	9,704
Eurofins Scientific SE	15	6,209
Millicom International Cellular SA, SDR (A)	90	5,465
RTL Group SA	68	3,715
SES SA	489	7,605
Tenaris SA	867	12,172

		69,279

Macau - 0.1%
MGM China Holdings, Ltd.	1,200	2,510

	Shares	Value
COMMON STOCKS (continued)
Macau (continued)
Sands China, Ltd.	4,000	$ 20,102
Wynn Macau, Ltd.	2,000	4,713

		27,325

Mexico - 0.0% (B)
Fresnillo PLC	276	3,130

Netherlands - 4.8%
ABN AMRO Group NV, CVA (C)	761	17,158
Adyen NV (A) (C)	19	14,877
Akzo Nobel NV	384	34,025
ASML Holding NV	779	146,107
EXOR NV	190	12,340
Heineken Holding NV	178	17,831
Heineken NV	493	52,028
ING Groep NV	7,016	84,872
Koninklijke Ahold Delhaize NV	2,129	56,660
Koninklijke DSM NV	329	35,858
Koninklijke KPN NV	5,117	16,221
Koninklijke Philips NV	1,760	71,696
Koninklijke Vopak NV	78	3,733
NN Group NV	509	21,143
NXP Semiconductors NV	631	55,774
QIAGEN NV (A)	373	15,121
Randstad NV	223	10,874
Royal Dutch Shell PLC, Class A	8,563	269,175
Royal Dutch Shell PLC, Class B	7,117	225,064
Wolters Kluwer NV	526	35,816

		1,196,373

New Zealand - 0.2%
a2 Milk Co., Ltd. (A)	1,372	13,370
Auckland International Airport, Ltd.	1,746	9,679
Fisher & Paykel Healthcare Corp., Ltd.	821	8,778
Fletcher Building, Ltd.	1,208	4,072
Meridian Energy, Ltd.	2,326	6,629
Ryman Healthcare, Ltd.	466	3,888
Spark New Zealand, Ltd.	3,372	8,726

		55,142

Norway - 0.7%
AKER BP ASA	123	4,378
DNB ASA	1,744	32,110
Equinor ASA	2,221	48,631
Gjensidige Forsikring ASA	344	5,943
Marine Harvest ASA (A)	667	14,887
Norsk Hydro ASA	2,342	9,490
Orkla ASA	1,202	9,226
Schibsted ASA, B Shares	119	4,263
Telenor ASA	1,335	26,731
Yara International ASA	302	12,353

		168,012

Portugal - 0.1%
EDP - Energias de Portugal SA	4,718	18,550
Galp Energia SGPS SA	738	11,821
Jeronimo Martins SGPS SA	306	4,514

		34,885

Republic of South Africa - 0.0% (B)
Investec PLC	1,215	6,999

Singapore - 1.2%
Ascendas, REIT	4,700	10,092
CapitaLand Commercial Trust, REIT	5,863	8,393

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Mall Trust, REIT	4,600	$ 8,078
CapitaLand, Ltd.	3,800	10,234
City Developments, Ltd.	700	4,674
ComfortDelGro Corp., Ltd.	2,900	5,499
DBS Group Holdings, Ltd.	3,400	63,296
Genting Singapore, Ltd.	7,700	5,909
Golden Agri-Resources, Ltd.	9,700	2,004
Jardine Cycle & Carriage, Ltd.	300	7,192
Keppel Corp., Ltd.	2,000	9,179
Oversea-Chinese Banking Corp., Ltd.	6,076	49,541
SATS, Ltd.	800	3,016
Sembcorp Industries, Ltd.	2,600	4,892
Singapore Airlines, Ltd.	800	5,702
Singapore Exchange, Ltd.	1,000	5,394
Singapore Press Holdings, Ltd.	1,800	3,201
Singapore Technologies Engineering, Ltd.	1,900	5,243
Singapore Telecommunications, Ltd.	13,700	30,529
Suntec Real Estate Investment Trust	4,400	6,331
United Overseas Bank, Ltd.	2,400	44,609
UOL Group, Ltd.	600	3,077
Venture Corp., Ltd.	300	3,971
Wilmar International, Ltd.	3,700	9,037

		309,093

Spain - 3.0%
ACS Actividades de Construccion y Servicios SA	468	20,558
Aena SME SA (C)	109	19,624
Amadeus IT Group SA	834	66,797
Banco Bilbao Vizcaya Argentaria SA	12,031	68,734
Banco de Sabadell SA	10,538	10,495
Banco Santander SA	30,854	143,443
Bankia SA	1,931	5,004
Bankinter SA	1,270	9,673
CaixaBank SA	6,163	19,247
Enagas SA	437	12,716
Endesa SA	555	14,157
Ferrovial SA	895	20,963
Grifols SA	479	13,411
Iberdrola SA	11,806	103,643
Industria de Diseno Textil SA	1,972	57,957
Mapfre SA	1,487	4,097
Naturgy Energy Group SA	598	16,723
Red Electrica Corp. SA	684	14,578
Repsol SA	2,652	45,397
Siemens Gamesa Renewable Energy SA (A)	301	4,793
Telefonica SA	8,431	70,638

		742,648

Sweden - 2.3%
Alfa Laval AB	530	12,165
Assa Abloy AB, B Shares	1,814	39,159
Atlas Copco AB, A Shares	1,169	31,390
Atlas Copco AB, B Shares	711	17,597
Boliden AB	438	12,465
Electrolux AB, Series B	402	10,330
Epiroc AB, Class A (A)	1,261	12,730
Epiroc AB, Class B (A)	526	5,035
Essity AB, Class B	1,099	31,691
Hennes & Mauritz AB, B Shares	1,591	26,524
Hexagon AB, B Shares	429	22,379
Husqvarna AB, B Shares	925	7,555
ICA Gruppen AB	173	6,941
Industrivarden AB, Class C	330	6,912
Investor AB, B Shares	823	37,063
Kinnevik AB, B Shares	389	10,075

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
L E Lundbergforetagen AB, B Shares	90	$ 2,846
Lundin Petroleum AB	294	9,955
Sandvik AB	2,145	34,838
Securitas AB, B Shares	521	8,420
Skandinaviska Enskilda Banken AB, Class A	2,718	23,528
Skanska AB, Class B	600	10,900
SKF AB, Class B	685	11,376
Svenska Handelsbanken AB, A Shares	2,902	30,620
Swedbank AB, Class A	1,512	21,361
Swedish Match AB	302	15,393
Tele2 AB, Class B	774	10,311
Telefonaktiebolaget LM Ericsson, B Shares	5,838	53,637
Telia Co. AB	5,239	23,639
Volvo AB, Class B	2,866	44,390

		591,225

Switzerland - 9.3%
ABB, Ltd.	3,328	62,533
Adecco Group AG	273	14,564
Baloise Holding AG	89	14,703
Barry Callebaut AG	4	7,223
Chocoladefabriken Lindt & Spruengli AG	2	13,598
Cie Financiere Richemont SA	942	68,624
Clariant AG (A)	354	7,441
Coca-Cola HBC AG (A)	381	12,976
Credit Suisse Group AG (A)	4,450	51,863
Dufry AG (A)	33	3,467
EMS-Chemie Holding AG	14	7,592
Ferguson PLC	420	26,717
Geberit AG	64	26,159
Givaudan SA	16	40,878
Glencore PLC (A)	21,384	88,554
Julius Baer Group, Ltd. (A)	369	14,908
Keuhne & Nagel International AG	87	11,935
LafargeHolcim, Ltd. (A)	880	43,472
Lonza Group AG (A)	130	40,315
Nestle SA	5,676	540,951
Novartis AG	4,049	389,468
Pargesa Holding SA	52	4,073
Partners Group Holding AG	32	23,267
Roche Holding AG	1,319	363,412
Schindler Holding AG	112	23,199
SGS SA	10	24,886
Sika AG	222	31,012
Sonova Holding AG	102	20,180
STMicroelectronics NV	1,255	18,534
Straumann Holding AG	18	14,687
Swatch Group AG	154	21,682
Swiss Life Holding AG (A)	57	25,101
Swiss Prime Site AG (A)	138	12,092
Swiss Re AG	531	51,876
Swisscom AG	42	20,541
Temenos AG (A)	94	13,858
UBS Group AG (A)	6,950	84,245
Vifor Pharma AG	85	11,494
Zurich Insurance Group AG	273	90,365

		2,342,445

United Arab Emirates - 0.0% (B)
NMC Health PLC	113	3,361

United Kingdom - 15.1%
3i Group PLC	1,473	18,893
Admiral Group PLC	346	9,779

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Anglo American PLC	1,802	$ 48,196
Ashtead Group PLC	767	18,506
Associated British Foods PLC	588	18,679
AstraZeneca PLC	2,407	192,332
Auto Trader Group PLC (C)	1,724	11,712
Aviva PLC	7,087	38,066
Babcock International Group PLC	278	1,787
BAE Systems PLC	5,804	36,467
Barclays PLC	29,215	58,857
Barratt Developments PLC	1,566	12,221
Berkeley Group Holdings PLC	193	9,273
BHP Group PLC	3,807	91,661
BP PLC	38,113	277,241
British American Tobacco PLC	4,359	181,335
British Land Co. PLC, REIT	1,658	12,719
BT Group PLC	15,244	44,266
Bunzl PLC	492	16,225
Burberry Group PLC	757	19,270
Centrica PLC	8,479	12,612
CNH Industrial NV	1,865	18,962
Coca-Cola European Partners PLC (A)	347	17,954
Compass Group PLC	2,858	67,171
ConvaTec Group PLC (C)	1,709	3,151
Croda International PLC	217	14,239
Diageo PLC	4,432	181,140
Direct Line Insurance Group PLC	1,910	8,782
easyJet PLC	170	2,474
Experian PLC	1,565	42,377
Fiat Chrysler Automobiles NV (A)	1,824	27,155
G4S PLC	2,134	5,100
GlaxoSmithKline PLC	9,428	196,079
Hammerson PLC, REIT	1,118	4,890
Hargreaves Lansdown PLC	510	12,378
HSBC Holdings PLC	38,071	309,067
Imperial Brands PLC	1,722	58,863
Informa PLC	1,846	17,893
InterContinental Hotels Group PLC	284	17,071
Intertek Group PLC	261	16,511
ITV PLC	6,169	10,212
J Sainsbury PLC	2,648	8,129
John Wood Group PLC	1,252	8,274
Johnson Matthey PLC	327	13,382
Kingfisher PLC	3,441	10,523
Land Securities Group PLC, REIT	1,354	16,108
Legal & General Group PLC	10,065	36,090
Lloyds Banking Group PLC	128,106	103,682
London Stock Exchange Group PLC	536	33,167
Marks & Spencer Group PLC	2,779	10,095
Meggitt PLC	1,318	8,631
Melrose Industries PLC	7,264	17,328
Merlin Entertainments PLC (C)	959	4,288
Micro Focus International PLC	738	19,191
Mondi PLC	541	11,965
National Grid PLC	6,458	71,563
Next PLC	214	15,553
Pearson PLC	1,294	14,093
Persimmon PLC	583	16,477
Prudential PLC	4,669	93,497
Reckitt Benckiser Group PLC	1,210	100,578
RELX PLC	3,742	80,003
Rio Tinto PLC	2,114	122,828
Rio Tinto, Ltd.	673	46,788
Rolls-Royce Holdings PLC (A)	2,878	33,856
Royal Bank of Scotland Group PLC	8,742	28,123
Royal Mail PLC	1,327	4,119
RSA Insurance Group PLC	1,466	9,696
Sage Group PLC	1,781	16,265

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Schroders PLC	239	$ 8,411
Segro PLC, REIT	1,998	17,524
Severn Trent PLC	328	8,442
Smith & Nephew PLC	1,587	31,480
Smiths Group PLC	592	11,065
SSE PLC	1,639	25,339
St. James’s Place PLC	985	13,188
Standard Chartered PLC	4,805	37,005
Standard Life Aberdeen PLC	4,625	15,900
Taylor Wimpey PLC	5,762	13,167
Tesco PLC	17,687	53,468
Unilever NV, CVA	2,933	170,361
Unilever PLC	2,038	116,661
United Utilities Group PLC	1,162	12,326
Vodafone Group PLC	48,146	87,665
Weir Group PLC	293	5,946
Whitbread PLC	278	18,386
WM Morrison Supermarkets PLC	2,970	8,802
WPP PLC	2,305	24,341

		3,795,335

United States - 0.1%
Carnival PLC	293	14,368

Total Common Stocks (Cost $25,646,125)		24,398,017

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG,
6.38% (E)	103	6,771
FUCHS PETROLUB SE,
2.41% (E)	93	3,829
Henkel AG & Co. KGaA,
1.98% (E)	324	33,074
Porsche Automobil Holding SE,
2.95% (E)	248	15,562
Sartorius AG,
0.39% (E)	63	10,805
Volkswagen AG,
2.66% (E)	353	55,563

Total Preferred Stocks (Cost $146,660)		125,604

Total Investments (Cost $25,792,785)		24,523,621
Net Other Assets (Liabilities) - 2.7%		674,428

Net Assets - 100.0%		$ 25,198,049

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	Long	5	06/21/2019	$464,901	$466,600	$1,699	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.4%	$ 2,555,384
Pharmaceuticals	8.6	2,111,099
Oil, Gas & Consumable Fuels	5.9	1,456,581
Insurance	5.5	1,348,514
Food Products	3.5	853,106
Chemicals	3.3	817,127
Automobiles	3.3	798,219
Metals & Mining	3.1	753,892
Beverages	2.5	604,185
Textiles, Apparel & Luxury Goods	2.5	603,495
Personal Products	2.4	586,417
Machinery	2.4	584,097
Capital Markets	2.3	557,213
Diversified Telecommunication Services	2.2	546,222
Real Estate Management & Development	2.1	523,515
Electric Utilities	2.0	494,457
Wireless Telecommunication Services	1.7	420,650
Equity Real Estate Investment Trusts	1.6	388,725
Electronic Equipment, Instruments & Components	1.6	385,501
Aerospace & Defense	1.5	370,335
Software	1.5	360,485
Food & Staples Retailing	1.4	350,111
Health Care Equipment & Supplies	1.4	347,868
Hotels, Restaurants & Leisure	1.4	342,488
Semiconductors & Semiconductor Equipment	1.4	341,803
Industrial Conglomerates	1.4	340,456
Electrical Equipment	1.4	340,043
Road & Rail	1.3	326,872
Trading Companies & Distributors	1.3	320,517
Professional Services	1.3	320,208
Tobacco	1.3	307,603
Household Durables	1.1	281,396
Multi-Utilities	1.0	249,011
Auto Components	1.0	246,178
IT Services	1.0	242,497
Construction & Engineering	1.0	234,579
Household Products	0.9	220,919
Specialty Retail	0.8	197,075
Building Products	0.8	188,434
Diversified Financial Services	0.7	168,923
Biotechnology	0.7	165,225
Media	0.6	155,638
Entertainment	0.6	149,923
Transportation Infrastructure	0.6	139,339
Construction Materials	0.6	139,015
Health Care Providers & Services	0.5	134,358
Commercial Services & Supplies	0.5	132,197
Technology Hardware, Storage & Peripherals	0.5	130,913
Multiline Retail	0.5	127,327
Communications Equipment	0.5	111,482
Gas Utilities	0.4	107,350
Air Freight & Logistics	0.4	88,631
Life Sciences Tools & Services	0.3	66,964
Paper & Forest Products	0.3	61,505
Leisure Products	0.2	55,380
Marine	0.2	39,488

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Containers & Packaging	0.2%		$ 39,130
Interactive Media & Services	0.1		34,052
Airlines	0.1		32,035
Internet & Direct Marketing Retail	0.1		27,630
Energy Equipment & Services	0.1		25,363
Independent Power & Renewable Electricity Producers	0.1		25,027
Water Utilities	0.1		20,768
Health Care Technology	0.0	(B)	10,053
Consumer Finance	0.0	(B)	8,842
Distributors	0.0	(B)	7,192
Diversified Consumer Services	0.0	(B)	2,594

Investments	100.0		24,523,621

Total Investments	100.0%		$ 24,523,621

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$180,976	$24,217,041	$—	$24,398,017
Preferred Stocks	—	125,604	—	125,604

Total Investments	$180,976	$24,342,645	$—	$24,523,621

Other Financial Instruments
Futures Contracts (G)	$1,699	$—	$—	$1,699

Total Other Financial Instruments	$1,699	$—	$—	$1,699

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $170,953, representing 0.7% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2019, the value of the security is $4,112, representing less than 0.1% of the Portfolio’s net assets.
(E)	Rates disclosed reflect the yields at March 31, 2019.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 58.1%
Aerospace & Defense - 3.6%
Boeing Co.	61,763	$ 23,557,644
General Dynamics Corp.	80,872	13,690,012

		37,247,656

Air Freight & Logistics - 0.5%
United Parcel Service, Inc., Class B	48,805	5,453,471

Airlines - 0.5%
Delta Air Lines, Inc.	96,915	5,005,660

Automobiles - 0.8%
General Motors Co.	208,645	7,740,729

Banks - 2.3%
Bank of America Corp.	260,926	7,198,948
US Bancorp	346,466	16,696,197

		23,895,145

Biotechnology - 0.9%
AbbVie, Inc.	113,423	9,140,760

Capital Markets - 2.3%
CME Group, Inc.	48,584	7,995,955
Morgan Stanley	154,108	6,503,357
TD Ameritrade Holding Corp.	184,782	9,237,252

		23,736,564

Chemicals - 1.3%
LyondellBasell Industries NV, Class A	154,279	12,971,778

Consumer Finance - 1.5%
American Express Co.	50,267	5,494,183
Synchrony Financial	295,668	9,431,809

		14,925,992

Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc.	170,289	5,636,566

Entertainment - 0.7%
Walt Disney Co.	66,957	7,434,236

Equity Real Estate Investment Trusts - 1.1%
Crown Castle International Corp.	45,022	5,762,816
MGM Growth Properties LLC, Class A	81,684	2,634,309
Outfront Media, Inc.	117,879	2,758,369

		11,155,494

Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	67,692	16,390,941
Kroger Co.	245,124	6,030,050
Sysco Corp.	147,917	9,874,939

		32,295,930

Food Products - 0.5%
Hershey Co.	43,444	4,988,674

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	144,965	$ 11,588,502
Medtronic PLC	84,425	7,689,429

		19,277,931

Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc.	50,238	12,421,848

Hotels, Restaurants & Leisure - 2.9%
Hilton Worldwide Holdings, Inc.	76,744	6,378,194
McDonald’s Corp.	94,740	17,991,126
Norwegian Cruise Line Holdings, Ltd. (A)	57,297	3,149,043
Six Flags Entertainment Corp.	53,099	2,620,436

		30,138,799

Household Products - 0.3%
Clorox Co.	21,780	3,494,819

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	29,732	4,725,009

Insurance - 0.6%
Progressive Corp.	81,067	5,844,120

Interactive Media & Services - 2.2%
Alphabet, Inc., Class C (A)	19,630	23,032,075

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (A)	4,255	7,577,091

IT Services - 3.7%
Accenture PLC, Class A	67,777	11,930,107
Mastercard, Inc., Class A	112,233	26,425,260

		38,355,367

Leisure Products - 0.4%
Hasbro, Inc.	52,373	4,452,752

Machinery - 1.3%
Deere & Co.	36,397	5,817,696
Parker-Hannifin Corp.	19,901	3,415,410
Stanley Black & Decker, Inc.	32,898	4,479,721

		13,712,827

Media - 1.4%
Comcast Corp., Class A	348,552	13,935,109

Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.	111,780	5,083,755
Suncor Energy, Inc.	114,311	3,704,725
Suncor Energy, Inc.	128,584	4,169,979

		12,958,459

Personal Products - 0.7%
Estee Lauder Cos., Inc., Class A	41,694	6,902,442

Pharmaceuticals - 3.6%
Allergan PLC	38,489	5,635,174
Bristol-Myers Squibb Co.	89,207	4,256,066
Eli Lilly & Co.	88,002	11,419,140
Merck & Co., Inc.	194,130	16,145,792

		37,456,172

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (A)	93,706	4,633,762

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.4%
CSX Corp.	186,689	$ 13,968,071

Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	256,792	13,789,730
Lam Research Corp.	39,548	7,079,487
NVIDIA Corp.	11,076	1,988,807
Texas Instruments, Inc.	75,628	8,021,862

		30,879,886

Software - 5.0%
Adobe, Inc. (A)	49,008	13,060,142
Microsoft Corp.	297,820	35,124,891
salesforce.com, Inc. (A)	19,522	3,091,699

		51,276,732

Specialty Retail - 1.6%
Home Depot, Inc.	84,140	16,145,625

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	93,732	17,804,393

Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., Class B	111,304	9,372,910

Tobacco - 1.6%
Altria Group, Inc.	290,769	16,698,864

Total Common Stocks (Cost $465,142,783)		596,693,718

MASTER LIMITED PARTNERSHIP - 0.6%
Capital Markets - 0.6%
Blackstone Group, LP	176,981	6,189,026

Total Master Limited Partnership (Cost $5,062,827)		6,189,026

	Principal	Value
ASSET-BACKED SECURITIES - 1.9%
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class D,
3.34%, 08/08/2021	$ 1,244,000	1,248,743
Applebee’s Funding LLC / IHOP Funding LLC
Series 2014-1, Class A2,
4.28%, 09/05/2044 (B)	1,504,950	1,511,253
Atrium IX
Series 9A, Class AR,
3-Month LIBOR + 1.24%, 3.87% (C), 05/28/2030 (B)	521,400	521,161
Bean Creek CLO, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 1.02%, 3.78% (C), 04/20/2031 (B)	739,000	729,001
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-2RA, Class A1,
3-Month LIBOR + 1.05%, 3.73% (C), 05/15/2031 (B)	541,745	535,409
Series 2016-1A, Class A2R,
3-Month LIBOR + 1.45%, 4.21% (C), 04/20/2027 (B)	501,000	495,703
Series 2016-2A, Class A2R,
3-Month LIBOR + 1.50%, 4.29% (C), 07/15/2027 (B)	461,000	456,741

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Carlyle US CLO, Ltd.
Series 2018-1A, Class A1,
3-Month LIBOR + 1.02%, 3.78% (C), 04/20/2031 (B)	$ 627,000	$ 620,040
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class B,
3.94%, 07/15/2027 (B)	314,000	319,601
DB Master Finance LLC
Series 2019-1A, Class A23,
4.35%, 05/20/2049 (B) (D)	318,000	319,989
Series 2019-1A, Class A2I,
3.79%, 05/20/2049 (B) (D)	397,000	398,072
Series 2019-1A, Class A2II,
4.02%, 05/20/2049 (B) (D)	161,000	161,725
Drive Auto Receivables Trust
Series 2017-1, Class E,
5.17%, 09/16/2024	1,590,000	1,640,528
Series 2017-2, Class E,
5.27%, 11/15/2024	1,400,000	1,447,103
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	353,000	357,292
Series 2019-1, Class D,
4.09%, 06/15/2026	148,000	151,121
Dryden 41 Senior Loan Fund
Series 2015-41A, Class AR,
3-Month LIBOR + 0.97%, 3.76% (C), 04/15/2031 (B)	687,000	677,324
Dryden 55 CLO, Ltd.
Series 2018-55A, Class A1,
3-Month LIBOR + 1.02%, 3.81% (C), 04/15/2031 (B)	417,000	412,887
Dryden Senior Loan Fund
Series 2018-64A, Class A,
3-Month LIBOR + 0.97%, 3.75% (C), 04/18/2031	978,000	963,254
LCM XIV, LP
Series 14A, Class AR,
3-Month LIBOR + 1.04%, 3.82% (C), 07/20/2031 (B)	308,889	306,340
LCM XVIII, LP
Series 18A, Class A1R,
3-Month LIBOR + 1.02%, 3.78% (C), 04/20/2031 (B)	607,000	599,723
Magnetite VIII, Ltd.
Series 2014-8A, Class AR2,
3-Month LIBOR + 0.98%, 3.77% (C), 04/15/2031 (B)	520,000	515,162
Magnetite XV, Ltd.
Series 2015-15A, Class AR,
3-Month LIBOR + 1.01%, 3.78% (C), 07/25/2031 (B)	694,000	686,356
Octagon Investment Partners 36, Ltd.
Series 2018-1A, Class A1,
3-Month LIBOR + 0.97%, 3.76%, 04/15/2031 (C)	507,000	499,204

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Loan Funding, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 1.18%, 3.86% (C), 11/18/2031 (B)	$ 587,204	$ 582,354
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class C,
3.85%, 10/14/2025 (B)	148,000	149,682
Series 2018-1A, Class D,
4.40%, 01/14/2028 (B)	147,000	150,200
Sounds Point CLO IV-R, Ltd.
Series 2013-3RA, Class A,
3-Month LIBOR + 1.15%, 3.93% (C), 04/18/2031 (B)	698,000	690,136
Towd Point Mortgage Trust
Series 2015-3, Class A1A,
3.50% (C), 03/25/2054 (B)	29,369	29,334
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (B)	301,813	305,218
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (B)	515,981	510,258
Voya CLO, Ltd.
Series 2015-2A, Class BR,
3-Month LIBOR + 1.50%, 4.27% (C), 07/23/2027 (B)	250,000	247,196
Series 2018-1A, Class A1,
3-Month LIBOR + 0.95%, 3.71% (C), 04/19/2031 (B)	708,000	696,061
Series 2018-2A, Class A1,
3-Month LIBOR + 1.00%, 3.79% (C), 07/15/2031 (B)	359,099	354,328

Total Asset-Backed Securities (Cost $19,363,007)		19,288,499

CORPORATE DEBT SECURITIES - 13.1%
Aerospace & Defense - 0.3%
Boeing Co.
2.25%, 06/15/2026	123,000	116,366
3.20%, 03/01/2029	134,000	133,981
3.25%, 03/01/2028	152,000	152,637
Huntington Ingalls Industries, Inc.
5.00%, 11/15/2025 (B)	1,451,000	1,487,275
Northrop Grumman Corp.
2.55%, 10/15/2022	935,000	924,672

		2,814,931

Automobiles - 0.1%
General Motors Co.
5.00%, 10/01/2028	775,000	772,993

Banks - 2.3%
Bank of America Corp.
2.50%, 10/21/2022, MTN	2,974,000	2,936,335
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	3,285,000	3,299,715
Fixed until 03/05/2028, 3.97% (C), 03/05/2029, MTN	804,000	818,629
Fixed until 02/07/2029, 3.97% (C), 02/07/2030, MTN	1,090,000	1,110,969
Bank of Montreal
3.30%, 02/05/2024	1,074,000	1,084,740
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (C), 01/10/2028	4,037,000	4,099,510

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citizens Financial Group, Inc.
3.75%, 07/01/2024	$ 188,000	$ 186,455
4.30%, 12/03/2025	783,000	801,867
4.35%, 08/01/2025	177,000	181,043
First Republic Bank
4.63%, 02/13/2047	776,000	787,950
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	1,058,000	1,045,725
Fixed until 02/01/2027, 3.78% (C), 02/01/2028	1,204,000	1,226,521
Fixed until 01/29/2026, 3.96% (C), 01/29/2027	1,725,000	1,781,383
Fixed until 12/05/2028, 4.45% (C), 12/05/2029	3,236,000	3,444,370
SVB Financial Group
5.38%, 09/15/2020	517,000	534,977

		23,340,189

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	939,000	1,000,409

Biotechnology - 0.1%
AbbVie, Inc.
3.75%, 11/14/2023	792,000	813,041

Building Products - 0.0% (E)
Masonite International Corp.
5.63%, 03/15/2023 (B)	219,000	223,927

Capital Markets - 0.9%
Cboe Global Markets, Inc.
3.65%, 01/12/2027	943,000	954,395
E*TRADE Financial Corp.
2.95%, 08/24/2022	913,000	910,924
3.80%, 08/24/2027	729,000	707,784
4.50%, 06/20/2028	261,000	265,139
Goldman Sachs Capital I
6.35%, 02/15/2034	2,229,000	2,684,246
Morgan Stanley
3.95%, 04/23/2027	1,599,000	1,598,516
Fixed until 01/23/2029, 4.43% (C), 01/23/2030, MTN	773,000	814,144
Raymond James Financial, Inc.
4.95%, 07/15/2046	819,000	866,160
5.63%, 04/01/2024	396,000	438,191

		9,239,499

Chemicals - 0.1%
CF Industries, Inc.
4.50%, 12/01/2026 (B)	385,000	389,767
Nutrien, Ltd.
4.20%, 04/01/2029 (D)	192,000	197,707
5.00%, 04/01/2049 (D)	233,000	243,521

		830,995

Consumer Finance - 0.1%
General Motors Financial Co., Inc.
4.35%, 01/17/2027	357,000	346,968
Synchrony Financial
4.38%, 03/19/2024	213,000	215,747

		562,715

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.2%
Ball Corp.
4.38%, 12/15/2020	$ 702,000	$ 713,513
WRKCo, Inc.
3.38%, 09/15/2027	68,000	65,621
4.00%, 03/15/2028 (F)	140,000	141,625
4.65%, 03/15/2026	221,000	234,176
4.90%, 03/15/2029	918,000	993,549

		2,148,484

Diversified Financial Services - 0.1%
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	1,030,000	952,221

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
4.35%, 03/01/2029	1,022,000	1,044,046
4.50%, 03/09/2048	658,000	617,396
4.75%, 05/15/2046	691,000	675,236
4.85%, 03/01/2039	618,000	621,763
5.15%, 11/15/2046	558,000	572,694
5.25%, 03/01/2037	259,000	271,358
BellSouth LLC
4.33%, 04/26/2021 (B)	1,883,000	1,885,052
Verizon Communications, Inc.
2.63%, 08/15/2026	896,000	854,465
3.88%, 02/08/2029	320,000	327,659
4.33%, 09/21/2028	1,937,000	2,048,448
4.52%, 09/15/2048	238,000	244,250
4.86%, 08/21/2046	322,000	343,072
5.01%, 08/21/2054	484,000	517,680

		10,023,119

Electric Utilities - 0.4%
Duke Energy Corp.
1.80%, 09/01/2021	360,000	351,588
2.40%, 08/15/2022	399,000	394,295
PPL WEM, Ltd. / Western Power Distribution, Ltd.
5.38%, 05/01/2021 (B)	2,144,000	2,213,401
Southern Co.
2.95%, 07/01/2023	687,000	683,997
Vistra Operations Co. LLC
5.50%, 09/01/2026 (B)	390,000	405,600
5.63%, 02/15/2027 (B)	579,000	602,160

		4,651,041

Electronic Equipment, Instruments & Components - 0.3%
Trimble, Inc.
4.75%, 12/01/2024	1,217,000	1,250,206
4.90%, 06/15/2028	1,793,000	1,831,826

		3,082,032

Energy Equipment & Services - 0.0% (E)
NuStar Logistics, LP
5.63%, 04/28/2027	483,000	482,396

Entertainment - 0.1%
Viacom, Inc.
5.85%, 09/01/2043	963,000	1,047,260

Equity Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	688,000	686,814

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities, Inc. (continued)
4.60%, 04/01/2022	$ 1,414,000	$ 1,478,599
Crown Castle International Corp.
3.20%, 09/01/2024	611,000	606,330
4.30%, 02/15/2029	306,000	315,395
5.20%, 02/15/2049	368,000	387,233
5.25%, 01/15/2023	808,000	867,114
Reckson Operating Partnership, LP
7.75%, 03/15/2020	1,330,000	1,386,483
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	122,000	127,080
Ventas Realty, LP
3.50%, 04/15/2024	973,000	984,483

		6,839,531

Food & Staples Retailing - 0.0% (E)
Sysco Corp.
2.50%, 07/15/2021	258,000	255,789

Food Products - 0.6%
Campbell Soup Co.
3.95%, 03/15/2025	491,000	494,136
4.15%, 03/15/2028	737,000	734,183
4.80%, 03/15/2048	1,715,000	1,598,116
General Mills, Inc.
4.20%, 04/17/2028 (F)	1,000,000	1,039,127
Kraft Heinz Foods Co.
4.00%, 06/15/2023	274,000	281,468
Mars, Inc.
2.70%, 04/01/2025 (B)	397,000	395,089
3.20%, 04/01/2030 (B)	484,000	483,376
3.95%, 04/01/2049 (B)	648,000	654,919
4.20%, 04/01/2059 (B)	414,000	424,394

		6,104,808

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
2.89%, 06/06/2022	457,000	454,867
Boston Scientific Corp.
3.75%, 03/01/2026	474,000	483,263
4.00%, 03/01/2029	246,000	254,062
4.70%, 03/01/2049	395,000	419,480

		1,611,672

Health Care Providers & Services - 0.5%
Aetna, Inc.
2.80%, 06/15/2023	475,000	466,455
Centene Corp.
4.75%, 05/15/2022	53,000	53,928
5.38%, 06/01/2026 (B)	1,427,000	1,489,431
6.13%, 02/15/2024	569,000	596,198
Cigna Corp.
3.40%, 09/17/2021 (B) (F)	154,000	155,566
3.75%, 07/15/2023 (B)	627,000	642,865
CVS Health Corp.
4.10%, 03/25/2025	1,111,000	1,140,602
4.30%, 03/25/2028	578,000	585,659
4.75%, 12/01/2022	460,000	483,830

		5,614,534

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.2%
MGM Resorts International
6.63%, 12/15/2021	$ 411,000	$ 439,256
6.75%, 10/01/2020	1,014,000	1,062,165
7.75%, 03/15/2022	148,000	163,170

		1,664,591

Household Durables - 0.1%
MDC Holdings, Inc.
5.50%, 01/15/2024	569,000	584,647

Independent Power & Renewable Electricity Producers - 0.1%
NRG Energy, Inc.
6.63%, 01/15/2027	475,000	511,219
7.25%, 05/15/2026	911,000	1,002,273

		1,513,492

Insurance - 0.0% (E)
Brown & Brown, Inc.
4.50%, 03/15/2029	486,000	491,191

IT Services - 0.2%
Total System Services, Inc.
3.80%, 04/01/2021	587,000	595,979
4.80%, 04/01/2026	1,249,000	1,312,225

		1,908,204

Machinery - 0.2%
Wabtec Corp.
4.40%, 03/15/2024	255,000	259,238
4.95%, 09/15/2028	1,543,000	1,565,925

		1,825,163

Media - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 03/15/2021	713,000	716,123
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	691,000	729,128
5.05%, 03/30/2029	3,511,000	3,699,531
Comcast Corp.
3.15%, 03/01/2026	478,000	475,579
4.15%, 10/15/2028	557,000	586,264
4.25%, 10/15/2030	622,000	660,801
4.60%, 10/15/2038	506,000	541,661
4.95%, 10/15/2058	521,000	574,662
CSC Holdings LLC
6.50%, 02/01/2029 (B)	1,386,000	1,476,090
Fox Corp.
4.03%, 01/25/2024 (B)	362,000	375,280
UBM PLC
5.75%, 11/03/2020 (B)	471,000	486,976
Warner Media LLC
3.60%, 07/15/2025	578,000	576,550

		10,898,645

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	996,000	984,795
3.88%, 03/15/2023	1,121,000	1,104,869
Hudbay Minerals, Inc.
7.25%, 01/15/2023 (B)	1,043,000	1,079,505
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	644,000	668,004

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Steel Dynamics, Inc.
5.50%, 10/01/2024	$ 978,000	$ 1,009,785
Teck Resources, Ltd.
8.50%, 06/01/2024 (B)	775,000	830,950

		5,677,908

Multiline Retail - 0.0% (E)
Target Corp.
3.38%, 04/15/2029	276,000	279,424

Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Partners, LP
5.63%, 10/01/2026 (B)	540,000	553,500
Continental Resources, Inc.
4.50%, 04/15/2023	987,000	1,021,724
5.00%, 09/15/2022	1,192,000	1,200,495
Energy Transfer Operating, LP
4.25%, 03/15/2023	508,000	521,191
4.95%, 06/15/2028	78,000	81,810
5.50%, 06/01/2027	327,000	354,283
5.88%, 01/15/2024	458,000	499,933
6.00%, 06/15/2048	832,000	898,190
6.13%, 12/15/2045	255,000	277,317
EnLink Midstream Partners, LP
4.15%, 06/01/2025	920,000	885,500
EQM Midstream Partners, LP
4.00%, 08/01/2024	165,000	160,862
5.50%, 07/15/2028	971,000	980,843
Kinder Morgan Energy Partners, LP
5.00%, 10/01/2021	436,000	454,445
Kinder Morgan, Inc.
4.30%, 03/01/2028	234,000	241,721
5.20%, 03/01/2048	146,000	153,395
5.55%, 06/01/2045	219,000	238,848
NGPL PipeCo LLC
4.38%, 08/15/2022 (B)	822,000	832,275
4.88%, 08/15/2027 (B)	252,000	254,520
Plains All American Pipeline, LP / PAA Finance Corp.
4.65%, 10/15/2025	1,079,000	1,124,137
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp.
4.75%, 10/01/2023 (B)	665,000	668,950
5.50%, 09/15/2024 (B)	310,000	317,750

		11,721,689

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
3.16%, 11/15/2021 (B)	1,045,000	1,049,748
3.60%, 03/01/2025 (B)	831,000	851,471

		1,901,219

Pharmaceuticals - 0.7%
Allergan Finance LLC
3.25%, 10/01/2022	606,000	606,003
Allergan Funding SCS
3.45%, 03/15/2022	1,120,000	1,130,086
3.80%, 03/15/2025	724,000	733,438
Allergan, Inc.
2.80%, 03/15/2023	48,000	46,955
Elanco Animal Health, Inc.
3.91%, 08/27/2021 (B)	146,000	148,429
4.27%, 08/28/2023 (B)	371,000	382,366
4.90%, 08/28/2028 (B)	346,000	367,325

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
ELI Lilly & Co.
3.38%, 03/15/2029	$ 2,053,000	$ 2,106,098
GlaxoSmithKline Capital PLC
3.38%, 06/01/2029	1,168,000	1,178,900
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	301,000	294,980

		6,994,580

Professional Services - 0.4%
IHS Markit, Ltd.
4.75%, 02/15/2025 (B)	767,000	798,439
5.00%, 11/01/2022 (B)	94,000	98,070
Verisk Analytics, Inc.
4.13%, 09/12/2022	177,000	183,021
5.50%, 06/15/2045	909,000	1,012,742
5.80%, 05/01/2021	1,531,000	1,617,380

		3,709,652

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	711,000	729,964

Semiconductors & Semiconductor Equipment - 0.1%
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	358,000	365,016
4.88%, 06/22/2028	405,000	418,672

		783,688

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.38%, 03/01/2025	1,222,000	1,272,469

Total Corporate Debt Securities (Cost $132,043,039)		134,368,112

LOAN ASSIGNMENTS - 0.4%
Commercial Services & Supplies - 0.0% (E)
Aramark Services, Inc.
Term Loan B2,
1-Month LIBOR + 1.75%, 4.25% (C), 03/28/2024	393,879	390,433

Hotels, Restaurants & Leisure - 0.1%
KFC Holding Co.
Term Loan B,
1-Month LIBOR + 1.75%, 4.23% (C), 04/03/2025	1,411,044	1,398,404

Independent Power & Renewable Electricity Producers - 0.1%
NRG Energy, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 4.25% (C), 06/30/2023 (D)	767,971	758,610

Oil, Gas & Consumable Fuels - 0.2%
TEX Operations Co. LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (C), 08/04/2023 (D)	1,673,650	1,652,730

	Principal	Value
LOAN ASSIGNMENTS (continued)
Trading Companies & Distributors - 0.0% (E)
HD Supply, Inc.
Term Loan B5,
1-Month LIBOR + 1.75%, 4.25% (C), 10/17/2023	$ 509,440	$ 502,913

Total Loan Assignments (Cost $4,764,782)		4,703,090

MORTGAGE-BACKED SECURITIES - 1.6%
Angel Oak Mortgage Trust LLC
Series 2018-AOMT, Class A1,
3.67% (C), 07/27/2048 (B)	191,720	192,460
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76%, 04/25/2048	313,123	316,473
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A,
1-Month LIBOR + 0.85%, 3.33% (C), 09/15/2034 (B)	874,000	869,614
BBCMS Mortgage Trust
Series 2018-TALL, Class A,
1-Month LIBOR + 0.72%, 3.21% (C), 03/15/2037 (B)	1,549,000	1,534,445
BBCMS Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (B)	715,000	763,100
BX Commercial Mortgage Trust
Series 2018-IND, Class A,
1-Month LIBOR + 0.75%, 3.23% (C), 11/15/2035 (B)	1,174,315	1,171,374
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (B)	324,000	329,058
CSMLT Trust
Series 2015-2, Class A6,
3.50% (C), 08/25/2045 (B)	370,053	371,006
Government National Mortgage Association
1-Month LIBOR + 0.40%, 2.89% (C), 02/20/2049	976,106	974,098
1-Month LIBOR + 0.45%, 2.94% (C), 02/20/2049	894,336	893,879
2.99%, 02/20/2049	401,245	400,880
JPMorgan Mortgage Trust
Series 2018-8, Class A13,
4.00% (C), 01/25/2049 (B)	221,343	221,351
Mello Warehouse Securitization Trust
Series 2018-W1, Class A,
1-Month LIBOR + 0.85%, 3.34% (C), 11/25/2051 (B)	1,654,000	1,653,855
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1,
4.50% (C), 02/25/2058 (B)	352,881	363,032
Sequoia Mortgage Trust
Series 2018-7, Class A19,
4.00% (C), 09/25/2048 (B)	216,985	218,086
Series 2018-7, Class A4,
4.00% (C), 09/25/2048 (B)	284,003	288,757
Series 2018-CH2, Class A12,
4.00% (C), 06/25/2048 (B)	749,612	759,077

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust (continued)
Series 2018-CH3, Class A11,
4.00% (C), 08/25/2048 (B)	$ 365,288	$ 369,934
Series 2019-1, Class A4,
4.00% (C), 02/25/2049 (B)	168,096	170,200
Station Place Securitization Trust
Series 2017-LD1, Class A,
1-Month LIBOR + 0.80%, 3.29% (C), 11/25/2050 (B)	1,110,000	1,106,470
Series 2017-LD1, Class B,
1-Month LIBOR + 1.00%, 3.49% (C), 11/25/2050 (B)	220,000	219,374
Series 2018-7, Class A,
1-Month LIBOR + 0.85%, 3.33% (C), 09/24/2019 (B)	1,523,000	1,523,000
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ,
5.88% (C), 05/15/2046	43,987	44,248
Wells Fargo Mortgage-Backed Securities Trust
Series 2018-1, Class A17,
3.50% (C), 07/25/2047 (B)	175,119	172,704
Series 2019-1, Class A3,
4.00% (C), 11/25/2048 (B)	381,992	387,274
WinWater Mortgage Loan Trust
Series 2015-5, Class A5,
3.50% (C), 08/20/2045 (B)	1,149,689	1,149,077

Total Mortgage-Backed Securities (Cost $16,480,881)		16,462,826

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.8%
Federal Home Loan Mortgage Corp.
3.00%, 01/01/2045 - 08/01/2047	9,365,046	9,337,756
3.50%, 02/01/2043 - 11/01/2048	13,257,405	13,524,627
4.00%, 05/01/2046 - 01/01/2049	10,830,016	11,210,917
4.50%, 05/01/2038 - 12/01/2048	2,957,218	3,110,625
4.50%, 03/01/2039 - 09/01/2048 (D)	2,884,120	3,023,163
5.00%, 09/01/2048	89,493	94,802
6.00%, 04/01/2040	93,299	105,559
Federal National Mortgage Association
3.00%, 02/01/2043 - 02/01/2057	8,591,575	8,561,534
3.50%, 10/01/2042 - 02/01/2057	17,484,152	17,816,455
4.00%, 10/01/2046 - 02/01/2049	17,351,906	17,943,211
4.00%, 02/01/2049 (D)	190,575	196,168
4.50%, 11/01/2038 - 02/01/2049	9,029,475	9,496,973
4.50%, 03/01/2048 - 08/01/2048 (D)	948,387	992,091
5.00%, 07/01/2044	937,151	1,013,800
6.00%, 02/01/2037	3,892	4,397
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 3.00%, 5.49% (C), 07/25/2024	939,409	997,271
Government National Mortgage Association
1-Month LIBOR + 0.35%, 2.84% (C), 10/20/2048	253,568	252,151
1-Month LIBOR + 0.45%, 2.94% (C), 02/20/2049	802,893	803,277
4.00%, 01/15/2045 - 12/15/2047	2,712,000	2,818,427
4.50%, 10/20/2041 - 12/20/2048	3,651,967	3,839,297
5.00%, 12/20/2048	5,676,370	5,954,128

Total U.S. Government Agency Obligations (Cost $110,810,776)		111,096,629

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 12.7%
U.S. Treasury - 12.7%
U.S. Treasury Bond
2.75%, 11/15/2047	$ 7,008,000	$ 6,906,986
3.00%, 02/15/2048 - 02/15/2049	8,945,000	9,260,490
3.13%, 05/15/2048	2,230,500	2,365,114
3.38%, 11/15/2048	3,647,000	3,897,690
U.S. Treasury Note
2.25%, 03/31/2021	9,004,000	8,999,777
2.25%, 08/15/2027 - 11/15/2027	3,159,000	3,127,296
2.38%, 02/29/2024	609,000	612,973
2.50%, 12/31/2020 - 01/31/2024	14,641,000	14,747,091
2.63%, 12/31/2023 - 02/15/2029	12,553,500	12,774,248
2.75%, 05/31/2023 - 02/15/2028	8,680,000	8,872,551
2.88%, 10/15/2021 - 08/15/2028	36,546,000	37,678,268
3.13%, 11/15/2028	20,075,000	21,294,399

Total U.S. Government Obligations (Cost $126,932,973)		130,536,883

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (E)
Securities Lending Collateral - 0.0% (E)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (G)	204,205	204,205

Total Other Investment Company (Cost $204,205)		204,205

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.45% (G), dated 03/29/2019, to be repurchased at $11,094,329 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $11,319,211.	$ 11,092,989	11,092,989

Total Repurchase Agreement (Cost $11,092,989)		11,092,989

Total Investments (Cost $891,898,262)		1,030,635,977
Net Other Assets (Liabilities) - (0.3)%		(3,494,074)

Net Assets - 100.0%		$ 1,027,141,903

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$596,693,718	$—	$—	$596,693,718
Master Limited Partnership	6,189,026	—	—	6,189,026
Asset-Backed Securities	—	19,288,499	—	19,288,499
Corporate Debt Securities	—	134,368,112	—	134,368,112
Loan Assignments	—	4,703,090	—	4,703,090
Mortgage-Backed Securities	—	16,462,826	—	16,462,826
U.S. Government Agency Obligations	—	111,096,629	—	111,096,629
U.S. Government Obligations	—	130,536,883	—	130,536,883
Other Investment Company	204,205	—	—	204,205
Repurchase Agreement	—	11,092,989	—	11,092,989

Total Investments	$603,086,949	$427,549,028	$—	$1,030,635,977

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $49,196,260, representing 4.8% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $199,980. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Rates disclosed reflect the yields at March 31, 2019.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 3.1%
Harris Corp.	88,661	$ 14,160,048
Teledyne Technologies, Inc. (A)	83,358	19,756,680

		33,916,728

Airlines - 0.6%
Ryanair Holdings PLC, ADR (A)	84,037	6,297,733

Auto Components - 0.4%
Visteon Corp. (A)	67,735	4,561,952

Banks - 0.5%
SVB Financial Group (A)	24,037	5,344,867

Biotechnology - 2.7%
Alkermes PLC (A)	90,000	3,284,100
Celgene Corp. (A)	107,612	10,152,116
Neurocrine Biosciences, Inc. (A)	113,453	9,995,209
Sage Therapeutics, Inc. (A)	18,196	2,894,074
Sarepta Therapeutics, Inc. (A)	31,206	3,719,443

		30,044,942

Capital Markets - 5.5%
Cboe Global Markets, Inc.	67,698	6,461,097
LPL Financial Holdings, Inc.	310,154	21,602,226
MSCI, Inc.	42,148	8,380,708
TD Ameritrade Holding Corp.	485,248	24,257,548

		60,701,579

Commercial Services & Supplies - 2.6%
Cimpress NV (A)	126,182	10,110,963
Edenred	190,740	8,680,465
Ritchie Bros Auctioneers, Inc.	304,963	10,368,742

		29,160,170

Consumer Finance - 0.6%
Synchrony Financial	200,250	6,387,975

Containers & Packaging - 1.6%
Sealed Air Corp.	376,341	17,334,266

Diversified Consumer Services - 1.6%
frontdoor, Inc. (A)	137,129	4,719,980
ServiceMaster Global Holdings, Inc. (A)	274,259	12,807,896

		17,527,876

Electrical Equipment - 2.6%
AMETEK, Inc.	51,109	4,240,514
Sensata Technologies Holding PLC (A)	537,657	24,205,318

		28,445,832

Electronic Equipment, Instruments & Components - 5.3%
Belden, Inc.	114,308	6,138,340
Dolby Laboratories, Inc., Class A	137,216	8,640,492
Flex, Ltd. (A)	851,594	8,515,940
National Instruments Corp.	356,807	15,827,958
TE Connectivity, Ltd.	242,767	19,603,435

		58,726,165

	Shares	Value
COMMON STOCKS (continued)
Entertainment - 0.5%
Liberty Media Corp. - Liberty Formula One, Class C (A)	155,703	$ 5,457,390

Equity Real Estate Investment Trusts - 4.0%
Crown Castle International Corp.	179,143	22,930,304
Lamar Advertising Co., Class A	272,766	21,619,433

		44,549,737

Health Care Equipment & Supplies - 8.2%
Boston Scientific Corp. (A)	582,735	22,365,369
Cooper Cos., Inc.	75,908	22,481,672
ICU Medical, Inc. (A)	37,625	9,004,791
STERIS PLC (A)	146,191	18,716,834
Teleflex, Inc.	29,511	8,917,044
Varian Medical Systems, Inc. (A)	63,295	8,970,168

		90,455,878

Hotels, Restaurants & Leisure - 3.2%
Aramark	257,405	7,606,318
Dunkin’ Brands Group, Inc.	201,638	15,143,014
Norwegian Cruise Line Holdings, Ltd. (A)	222,034	12,202,988

		34,952,320

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	97,940	12,009,403

Insurance - 4.9%
Aon PLC	129,353	22,080,557
Intact Financial Corp.	180,602	15,282,280
WR Berkley Corp.	195,861	16,593,344

		53,956,181

Internet & Direct Marketing Retail - 0.5%
Wayfair, Inc., Class A (A)	39,390	5,847,446

IT Services - 11.5%
Amdocs, Ltd.	273,749	14,812,558
Broadridge Financial Solutions, Inc.	146,539	15,194,629
Euronet Worldwide, Inc. (A)	41,550	5,924,615
Fidelity National Information Services, Inc.	153,667	17,379,738
Gartner, Inc. (A)	72,261	10,960,548
Global Payments, Inc.	178,844	24,415,783
GoDaddy, Inc., Class A (A)	153,679	11,555,124
WEX, Inc. (A)	139,721	26,825,035

		127,068,030

Life Sciences Tools & Services - 5.1%
IQVIA Holdings, Inc. (A)	101,274	14,568,265
PerkinElmer, Inc.	231,342	22,292,115
Waters Corp. (A)	78,423	19,739,853

		56,600,233

Machinery - 2.7%
Middleby Corp. (A)	61,559	8,004,517
Rexnord Corp. (A)	411,829	10,353,381
Wabtec Corp.	149,667	11,033,451

		29,391,349

Media - 0.9%
Omnicom Group, Inc.	131,450	9,594,536

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.1%
Catalent, Inc. (A)	233,322	$ 9,470,540
Elanco Animal Health, Inc. (A)	85,162	2,731,145

		12,201,685

Professional Services - 4.2%
CoStar Group, Inc. (A)	41,626	19,415,199
IHS Markit, Ltd. (A)	160,824	8,745,609
Verisk Analytics, Inc.	137,258	18,255,314

		46,416,122

Road & Rail - 0.9%
Lyft, Inc., Class A (A)	14,051	1,100,053
Old Dominion Freight Line, Inc.	62,912	9,083,863

		10,183,916

Semiconductors & Semiconductor Equipment - 7.3%
KLA-Tencor Corp.	137,078	16,368,484
Lam Research Corp.	75,118	13,446,873
Microchip Technology, Inc. (B)	268,913	22,309,022
ON Semiconductor Corp. (A)	950,201	19,545,635
Xilinx, Inc.	71,420	9,055,342

		80,725,356

Software - 10.6%
Atlassian Corp. PLC, Class A (A)	154,486	17,362,682
Constellation Software, Inc.	32,912	27,891,525
Intuit, Inc.	29,081	7,602,064
Nice, Ltd., ADR (A)	189,232	23,182,812
SS&C Technologies Holdings, Inc.	427,097	27,201,808
Ultimate Software Group, Inc. (A)	42,574	14,054,955

		117,295,846

Specialty Retail - 0.5%
Williams-Sonoma, Inc. (B)	101,620	5,718,157

Textiles, Apparel & Luxury Goods - 2.6%
Carter’s, Inc.	54,747	5,517,950
Gildan Activewear, Inc.	473,005	17,013,990
Lululemon Athletica, Inc. (A)	36,459	5,974,536

		28,506,476

Trading Companies & Distributors - 0.5%
Ferguson PLC	88,151	5,607,430

Total Common Stocks (Cost $789,551,295)		1,074,987,576

CONVERTIBLE PREFERRED STOCK - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Belden, Inc.,
6.75%	7,900	572,434

Total Convertible Preferred Stock (Cost $790,000)		572,434

	Shares	Value
OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (C)	22,263,802	$ 22,263,802

Total Other Investment Company (Cost $22,263,802)		22,263,802

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $29,217,312 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $29,801,004.	$ 29,213,782	29,213,782

Total Repurchase Agreement (Cost $29,213,782)		29,213,782

Total Investments (Cost $841,818,879)		1,127,037,594
Net Other Assets (Liabilities) - (2.1)%		(22,929,887)

Net Assets - 100.0%		$ 1,104,107,707

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,060,699,681	$14,287,895	$—	$1,074,987,576
Convertible Preferred Stock	572,434	—	—	572,434
Other Investment Company	22,263,802	—	—	22,263,802
Repurchase Agreement	—	29,213,782	—	29,213,782

Total Investments	$1,083,535,917	$43,501,677	$—	$1,127,037,594

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,792,005. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 5.0%
Airbus SE	54,193	$ 7,167,260
Boeing Co.	100,665	38,395,644
Safran SA	104,204	14,289,909

		59,852,813

Automobiles - 1.7%
Tesla, Inc. (A) (B)	72,171	20,197,776

Banks - 0.9%
JPMorgan Chase & Co.	111,744	11,311,845

Beverages - 0.3%
Constellation Brands, Inc., Class A	20,551	3,603,207

Biotechnology - 4.4%
Alexion Pharmaceuticals, Inc. (A)	137,486	18,585,357
BioMarin Pharmaceutical, Inc. (A)	149,683	13,296,341
Sage Therapeutics, Inc. (A)	29,655	4,716,628
Vertex Pharmaceuticals, Inc. (A)	84,814	15,601,535

		52,199,861

Capital Markets - 1.2%
S&P Global, Inc.	65,751	13,843,873

Entertainment - 3.6%
Netflix, Inc. (A)	120,017	42,793,262

Equity Real Estate Investment Trusts - 1.8%
American Tower Corp.	45,617	8,989,286
Crown Castle International Corp.	95,430	12,215,040

		21,204,326

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	94,384	22,854,142

Health Care Equipment & Supplies - 3.3%
Danaher Corp.	63,858	8,430,533
Edwards Lifesciences Corp. (A)	64,944	12,425,736
Intuitive Surgical, Inc. (A)	31,697	18,085,674

		38,941,943

Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	48,007	11,870,211

Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (A)	17,192	12,211,649
Marriott International, Inc., Class A	106,876	13,369,119

		25,580,768

Interactive Media & Services - 12.1%
Alphabet, Inc., Class A (A)	30,442	35,826,885
Alphabet, Inc., Class C (A)	30,640	35,950,218
Facebook, Inc., Class A (A)	199,114	33,190,313
Tencent Holdings, Ltd.	856,269	39,377,717

		144,345,133

Internet & Direct Marketing Retail - 9.1%
Alibaba Group Holding, Ltd., ADR (A)	182,172	33,237,281
Amazon.com, Inc. (A)	42,150	75,058,613

		108,295,894

	Shares	Value
COMMON STOCKS (continued)
IT Services - 13.0%
Adyen NV (A) (C)	19,264	$ 15,083,359
FleetCor Technologies, Inc. (A)	68,419	16,871,441
Mastercard, Inc., Class A	201,428	47,426,223
PayPal Holdings, Inc. (A)	187,878	19,509,251
Square, Inc., Class A (A)	187,192	14,024,425
Visa, Inc., Class A	267,087	41,716,319

		154,631,018

Life Sciences Tools & Services - 1.8%
Illumina, Inc. (A)	68,508	21,284,751

Personal Products - 1.9%
Estee Lauder Cos., Inc., Class A	133,654	22,126,420

Pharmaceuticals - 3.5%
AstraZeneca PLC, ADR	542,126	21,918,154
Bristol-Myers Squibb Co.	171,363	8,175,729
Merck & Co., Inc.	145,843	12,129,762

		42,223,645

Road & Rail - 1.6%
Lyft, Inc., Class A (A)	6,828	534,564
Union Pacific Corp.	108,955	18,217,276

		18,751,840

Semiconductors & Semiconductor Equipment - 3.4%
Broadcom, Inc.	59,792	17,980,052
NVIDIA Corp.	123,082	22,100,604

		40,080,656

Software - 15.6%
Adobe, Inc. (A)	124,739	33,241,696
Microsoft Corp.	464,411	54,772,633
Red Hat, Inc. (A)	62,489	11,416,740
salesforce.com, Inc. (A)	282,856	44,795,905
ServiceNow, Inc. (A)	39,854	9,823,612
Splunk, Inc. (A)	106,131	13,223,923
Workday, Inc., Class A (A)	100,795	19,438,316

		186,712,825

Specialty Retail - 2.0%
Home Depot, Inc.	75,180	14,426,290
Lowe’s Cos., Inc.	86,232	9,439,817

		23,866,107

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	173,727	32,999,444

Textiles, Apparel & Luxury Goods - 4.8%
Kering SA, ADR	299,660	17,192,993
Lululemon Athletica, Inc. (A)	99,923	16,374,382
NIKE, Inc., Class B	286,902	24,160,017

		57,727,392

Total Common Stocks (Cost $917,614,299)		1,177,299,152

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (D)	18,448,154	$ 18,448,154

Total Other Investment Company (Cost $18,448,154)		18,448,154

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 1.45% (D), dated 03/29/2019, to be repurchased at $19,247,184 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $19,632,469.	$ 19,244,859	19,244,859

Total Repurchase Agreement (Cost $19,244,859)		19,244,859

Total Investments (Cost $955,307,312)		1,214,992,165
Net Other Assets (Liabilities) - (1.9)%		(22,164,160)

Net Assets - 100.0%		$ 1,192,828,005

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,101,380,907	$75,918,245	$—	$1,177,299,152
Other Investment Company	18,448,154	—	—	18,448,154
Repurchase Agreement	—	19,244,859	—	19,244,859

Total Investments	$1,119,829,061	$95,163,104	$—	$1,214,992,165

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $18,083,714. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of the 144A security is $15,083,359, representing 1.3% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
International Alternative Fund - 6.0%
Transamerica Unconstrained Bond (A)	7,870,865	$ 77,134,474

International Equity Funds - 11.1%
Transamerica Emerging Markets Equity (A)	2,537,933	25,125,541
Transamerica International Equity (A)	4,242,591	71,360,373
Transamerica International Growth (A)	4,248,726	29,486,155
Transamerica International Small Cap Value (A)	1,481,365	17,287,527

		143,259,596

U.S. Alternative Fund - 2.6%
Transamerica BlackRock Global Real Estate Securities VP (A)	2,674,105	33,265,861

U.S. Equity Funds - 23.2%
Transamerica Jennison Growth VP (A)	2,894,801	32,450,720
Transamerica JPMorgan Enhanced Index VP (A)	5,189,492	113,442,298
Transamerica JPMorgan Mid Cap Value VP (A)	1,091,117	18,057,988
Transamerica Large Cap Value (A)	5,280,890	59,357,209
Transamerica Mid Cap Value Opportunities (A)	1,706,661	19,097,534
Transamerica T. Rowe Price Small Cap VP (A)	1,449,356	23,450,574
Transamerica WMC US Growth VP (A)	1,074,663	33,937,859

		299,794,182

U.S. Fixed Income Funds - 39.6%
Transamerica Core Bond (A)	14,026,596	138,302,236
Transamerica Floating Rate (A)	4,239,639	41,251,683
Transamerica High Yield Bond (A)	1,638,837	14,847,865
Transamerica Intermediate Bond (A)	31,317,731	315,995,905

		510,397,689

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 16.3%
Transamerica PIMCO Total Return VP (A)	18,350,058	$ 209,924,664

Total Investment Companies (Cost $1,268,128,596)		1,273,776,466

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note 2.00%, 01/31/2020 (B)	$ 9,500,000	9,468,457

Total U.S. Government Obligation (Cost $9,452,033)		9,468,457

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $5,592,037 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $5,707,762.	5,591,361	5,591,361

Total Repurchase Agreement (Cost $5,591,361)		5,591,361

Total Investments (Cost $1,283,171,990)		1,288,836,284
Net Other Assets (Liabilities) - 0.1%		1,058,473

Net Assets - 100.0%		$ 1,289,894,757

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	1,758	06/28/2019	$201,682,309	$203,625,844	$1,943,535	$—
10-Year U.S. Treasury Note	Long	478	06/19/2019	58,537,379	59,376,562	839,183	—
CAD Currency	Long	136	06/18/2019	10,229,085	10,204,080	—	(25,005)
E-Mini Russell 2000® Index	Long	46	06/21/2019	3,590,513	3,550,740	—	(39,773)
EURO STOXX 50® Index	Short	(258)	06/21/2019	(9,322,653)	(9,469,547)	—	(146,894)
German Euro Bund Index	Short	(195)	06/06/2019	(35,604,286)	(36,385,429)	—	(781,143)
MSCI EAFE Index	Long	105	06/21/2019	9,763,772	9,798,600	34,828	—
MSCI Emerging Markets Index	Long	254	06/21/2019	13,281,551	13,428,980	147,429	—
S&P 500® E-Mini Index	Long	427	06/21/2019	59,633,242	60,587,030	953,788	—
S&P/ASX 200 Index	Short	(118)	06/20/2019	(12,869,984)	(12,926,065)	—	(56,081)
TOPIX Index	Short	(77)	06/13/2019	(11,018,151)	(11,060,543)	—	(42,392)
U.K. Gilt	Short	(211)	06/26/2019	(35,522,527)	(35,553,059)	—	(30,532)
U.S. Treasury Bond	Short	(355)	06/19/2019	(56,908,436)	(59,640,000)	—	(2,731,564)

Total						$3,918,763	$(3,853,384)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,273,776,466	$—	$—	$1,273,776,466
U.S. Government Obligation	—	9,468,457	—	9,468,457
Repurchase Agreement	—	5,591,361	—	5,591,361

Total Investments	$1,273,776,466	$15,059,818	$—	$1,288,836,284

Other Financial Instruments
Futures Contracts (E)	$3,918,763	$—	$—	$3,918,763

Total Other Financial Instruments	$3,918,763	$—	$—	$3,918,763

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(3,853,384)	$—	$—	$(3,853,384)

Total Other Financial Instruments	$(3,853,384)	$—	$—	$(3,853,384)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$31,270,460	$—	$—	$1,995,401	$33,265,861	2,674,105	$—	$—
Transamerica Core Bond	141,692,657	987,032	(7,378,376)	(624,339)	3,625,262	138,302,236	14,026,596	987,032	—
Transamerica Emerging Markets Equity	23,171,332	—	—	—	1,954,209	25,125,541	2,537,933	—	—
Transamerica Floating Rate	39,732,984	556,675	—	—	962,024	41,251,683	4,239,639	556,675	—
Transamerica High Yield Bond	13,868,912	218,833	—	—	760,120	14,847,865	1,638,837	218,833	—
Transamerica Intermediate Bond	321,774,405	2,272,161	(15,961,503)	(328,043)	8,238,885	315,995,905	31,317,731	2,272,161	—
Transamerica International Equity	66,014,709	—	—	—	5,345,664	71,360,373	4,242,591	—	—
Transamerica International Growth	35,296,736	—	(9,719,723)	(1,997,174)	5,906,316	29,486,155	4,248,726	—	—
Transamerica International Small Cap Value	16,087,621	—	—	—	1,199,906	17,287,527	1,481,365	—	—
Transamerica Jennison Growth VP	34,459,129	—	(7,177,656)	(272,638)	5,441,885	32,450,720	2,894,801	—	—
Transamerica JPMorgan Enhanced Index VP	105,434,357	—	(5,906,043)	997,722	12,916,262	113,442,298	5,189,492	—	—
Transamerica JPMorgan Mid Cap Value VP	15,755,731	—	—	—	2,302,257	18,057,988	1,091,117	—	—
Transamerica Large Cap Value	52,244,478	276,465	—	—	6,836,266	59,357,209	5,280,890	276,465	—
Transamerica Mid Cap Value Opportunities	16,776,476	—	—	—	2,321,058	19,097,534	1,706,661	—	—
Transamerica PIMCO Total Return VP	216,811,161	—	(12,876,420)	(506,537)	6,496,460	209,924,664	18,350,058	—	—
Transamerica T. Rowe Price Small Cap VP	19,986,614	—	—	—	3,463,960	23,450,574	1,449,356	—	—
Transamerica Unconstrained Bond	77,406,431	924,019	(3,524,614)	(112,795)	2,441,433	77,134,474	7,870,865	924,019	—
Transamerica WMC US Growth VP	28,865,449	—	—	—	5,072,410	33,937,859	1,074,663	—	—

Total	$1,225,379,182	$36,505,645	$(62,544,335)	$(2,843,804)	$77,279,778	$1,273,776,466	111,315,426	$5,235,185	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $8,167,790.
(C)	Rate disclosed reflects the yield at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.5%
International Alternative Fund - 1.6%
Transamerica Unconstrained Bond (A)	1,578,429	$ 15,468,609

International Equity Funds - 27.0%
Transamerica Emerging Markets Equity (A)	2,909,577	28,804,812
Transamerica International Equity (A)	6,441,935	108,353,346
Transamerica International Growth (A)	13,718,726	95,207,957
Transamerica International Small Cap Value (A)	1,808,246	21,102,230

		253,468,345

U.S. Alternative Fund - 12.1%
Transamerica BlackRock Global Real Estate Securities VP (A)	9,138,403	113,681,730

U.S. Equity Funds - 53.2%
Transamerica Janus Mid-Cap Growth VP (A)	705,951	25,576,589
Transamerica Jennison Growth VP (A)	7,262,065	81,407,749
Transamerica JPMorgan Enhanced Index VP (A)	4,207,417	91,974,125
Transamerica JPMorgan Mid Cap Value VP (A)	446,868	7,395,672
Transamerica Large Cap Value (A)	13,312,653	149,634,217
Transamerica Mid Cap Value Opportunities (A)	1,566,975	17,534,452
Transamerica Small Cap Value (A)	1,847,176	17,751,361
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	3,075	1,912
Transamerica T. Rowe Price Small Cap VP (A)	1,713,825	27,729,684
Transamerica WMC US Growth VP (A)	2,569,545	81,146,222

		500,151,983

U.S. Fixed Income Funds - 4.6%
Transamerica Floating Rate (A)	2,818,116	27,420,272
Transamerica High Yield Bond (A)	1,752,208	15,875,001

		43,295,273

Total Investment Companies (Cost $895,696,931)		926,065,940

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.8%
U.S. Treasury - 0.8%
U.S. Treasury Note 2.00%, 01/31/2020 (E)	$ 7,630,000	$ 7,604,666

Total U.S. Government Obligation (Cost $7,590,270)		7,604,666

REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.45% (F), dated 03/29/2019, to be repurchased at $5,566,699 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $5,682,416.	5,566,027	5,566,027

Total Repurchase Agreement (Cost $5,566,027)		5,566,027

Total Investments (Cost $908,853,228)		939,236,633
Net Other Assets (Liabilities) - 0.1%		484,518

Net Assets - 100.0%		$ 939,721,151

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(171)	06/28/2019	$(19,624,563)	$(19,806,609)	$—	$(182,046)
CAD Currency	Long	241	06/18/2019	18,126,540	18,082,230	—	(44,310)
E-Mini Russell 2000® Index	Long	335	06/21/2019	25,706,605	25,858,650	152,045	—
EURO STOXX 50® Index	Short	(125)	06/21/2019	(4,508,583)	(4,587,959)	—	(79,376)
MSCI EAFE Index	Short	(252)	06/21/2019	(23,110,958)	(23,516,640)	—	(405,682)
MSCI Emerging Markets Index	Long	1,054	06/21/2019	55,129,482	55,724,980	595,498	—
S&P 500® E-Mini Index	Long	472	06/21/2019	65,519,711	66,972,080	1,452,369	—

Total						$2,199,912	$(711,414)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$926,064,028	$—	$—	$926,064,028
U.S. Government Obligation	—	7,604,666	—	7,604,666
Repurchase Agreement	—	5,566,027	—	5,566,027

Total	$926,064,028	$13,170,693	$—	$939,234,721

Investment Companies Measured at Net Asset Value (D)				1,912

Total Investments				939,236,633

Other Financial Instruments
Futures Contracts (H)	$2,199,912	$—	$—	$2,199,912

Total Other Financial Instruments	$2,199,912	$—	$—	$2,199,912

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(711,414)	$—	$—	$(711,414)

Total Other Financial Instruments	$(711,414)	$—	$—	$(711,414)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$69,872,984	$28,977,304	$—	$—	$14,831,442	$113,681,730	9,138,403	$—	$—
Transamerica Emerging Markets Equity	26,564,438	—	—	—	2,240,374	28,804,812	2,909,577	—	—
Transamerica Floating Rate	26,410,782	370,026	—	—	639,464	27,420,272	2,818,116	370,026	—
Transamerica High Yield Bond	26,256,619	239,611	(11,433,711)	(638,904)	1,451,386	15,875,001	1,752,208	239,611	—
Transamerica International Equity	100,236,508	—	—	—	8,116,838	108,353,346	6,441,935	—	—
Transamerica International Growth	72,751,719	12,536,123	—	—	9,920,115	95,207,957	13,718,726	—	—
Transamerica International Small Cap Value	19,637,551	—	—	—	1,464,679	21,102,230	1,808,246	—	—

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Janus Mid-Cap Growth VP	$21,587,968	$—	$—	$—	$3,988,621	$25,576,589	705,951	$—	$—
Transamerica Jennison Growth VP	77,261,159	—	(8,455,940)	(38,588)	12,641,118	81,407,749	7,262,065	—	—
Transamerica JPMorgan Enhanced Index VP	90,937,525	—	(10,577,394)	1,640,962	9,973,032	91,974,125	4,207,417	—	—
Transamerica JPMorgan Mid Cap Value VP	6,452,780	—	—	—	942,892	7,395,672	446,868	—	—
Transamerica Large Cap Value	132,924,352	696,943	(1,374,200)	196,512	17,190,610	149,634,217	13,312,653	696,943	—
Transamerica Mid Cap Value Opportunities	15,403,366	—	—	—	2,131,086	17,534,452	1,566,975	—	—
Transamerica Small Cap Value	15,811,826	—	—	—	1,939,535	17,751,361	1,847,176	—	—
Transamerica Small Company Growth Liquidating Trust	1,912	—	—	—	—	1,912	3,075	—	—
Transamerica T. Rowe Price Small Cap VP	26,420,019	—	(3,198,575)	951,692	3,556,548	27,729,684	1,713,825	—	—
Transamerica Unconstrained Bond	26,805,852	184,297	(11,904,675)	(824,238)	1,207,373	15,468,609	1,578,429	184,297	—
Transamerica WMC US Growth VP	77,569,313	—	(9,220,004)	1,360,370	11,436,543	81,146,222	2,569,545	—	—

Total	$832,906,673	$43,004,304	$(56,164,499)	$2,647,806	$103,671,656	$926,065,940	73,801,190	$1,490,877	$—

(B)	Non-income producing security.
(C)	Restricted security. At March 31, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$1,912	0.0	%(I)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $7,604,666.
(F)	Rate disclosed reflects the yield at March 31, 2019.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.6%
International Alternative Funds - 4.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	70,452	$ 363,053
Transamerica Unconstrained Bond (D)	19,469,517	190,801,267

		191,164,320

International Equity Funds - 20.1%
Transamerica Emerging Markets Equity (D)	14,848,204	146,997,218
Transamerica International Equity (D)	27,042,561	454,855,872
Transamerica International Growth (D)	34,088,895	236,576,928
Transamerica International Small Cap Value (D)	9,893,369	115,455,618

		953,885,636

U.S. Alternative Fund - 8.4%
Transamerica BlackRock Global Real Estate Securities VP (D)	32,135,243	399,762,428

U.S. Equity Funds - 46.0%
Transamerica Janus Mid-Cap Growth VP (D)	4,671,053	169,232,241
Transamerica Jennison Growth VP (D)	21,919,541	245,718,055
Transamerica JPMorgan Enhanced Index VP (D)	31,490,013	688,371,685
Transamerica JPMorgan Mid Cap Value VP (D)	4,971,976	82,286,204
Transamerica Large Cap Value (D)	41,305,484	464,273,644
Transamerica Mid Cap Value Opportunities (D)	7,734,737	86,551,710
Transamerica Small Cap Value (D)	7,741,102	74,391,989
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	16,244	10,102
Transamerica T. Rowe Price Small Cap VP (D)	8,334,203	134,847,410
Transamerica WMC US Growth VP (D)	7,407,408	233,925,945

		2,179,608,985

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 14.6%
Transamerica Core Bond (D)	12,219,261	$ 120,481,913
Transamerica Floating Rate (D)	10,748,703	104,584,880
Transamerica High Yield Bond (D)	20,463,860	185,402,570
Transamerica Intermediate Bond (D)	27,694,959	279,442,134

		689,911,497

U.S. Mixed Allocation Fund - 5.5%
Transamerica PIMCO Total Return VP (D)	22,759,795	260,372,052

Total Investment Companies (Cost $4,494,579,996)		4,674,704,918

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.9%
U.S. Treasury - 0.9%
U.S. Treasury Note 2.00%, 01/31/2020 (E)	$ 45,358,000	45,207,397

Total U.S. Government Obligation (Cost $45,119,847)		45,207,397

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.45% (F), dated 03/29/2019, to be repurchased at $19,533,701 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $19,926,475.	19,531,341	19,531,341

Total Repurchase Agreement (Cost $19,531,341)		19,531,341

Total Investments (Cost $4,559,231,184)		4,739,443,656
Net Other Assets (Liabilities) - 0.1%		3,636,627

Net Assets - 100.0%		$ 4,743,080,283

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	7,027	06/28/2019	$806,185,254	$813,924,234	$7,738,980	$—
10-Year U.S. Treasury Note	Long	1,964	06/19/2019	241,050,981	243,965,625	2,914,644	—
CAD Currency	Long	970	06/18/2019	72,957,445	72,779,100	—	(178,345)
E-Mini Russell 2000® Index	Short	(999)	06/21/2019	(76,450,950)	(77,112,810)	—	(661,860)
EURO STOXX 50® Index	Short	(1,912)	06/21/2019	(69,205,119)	(70,177,416)	—	(972,297)
German Euro Bund Index	Short	(713)	06/06/2019	(130,183,877)	(133,040,055)	—	(2,856,178)
MSCI EAFE Index	Long	938	06/21/2019	87,230,342	87,534,160	303,818	—
MSCI Emerging Markets Index	Long	1,684	06/21/2019	88,055,636	89,033,080	977,444	—
S&P 500® E-Mini Index	Long	2,276	06/21/2019	317,891,870	322,941,640	5,049,770	—
S&P/ASX 200 Index	Short	(436)	06/20/2019	(47,553,496)	(47,760,716)	—	(207,220)
TOPIX Index	Short	(393)	06/13/2019	(56,686,486)	(56,451,863)	234,623	—
U.K. Gilt	Short	(774)	06/26/2019	(130,305,384)	(130,417,383)	—	(111,999)
U.S. Treasury Bond	Short	(1,271)	06/19/2019	(203,764,612)	(213,528,000)	—	(9,763,388)

Total						$17,219,279	$(14,751,287)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,674,331,763	$—	$—	$4,674,331,763
U.S. Government Obligation	—	45,207,397	—	45,207,397
Repurchase Agreement	—	19,531,341	—	19,531,341

Total	$4,674,331,763	$64,738,738	$—	$4,739,070,501

Investment Companies Measured at Net Asset Value (C)				373,155

Total Investments				4,739,443,656

Other Financial Instruments
Futures Contracts (H)	$17,219,279	$—	$—	$17,219,279

Total Other Financial Instruments	$17,219,279	$—	$—	$17,219,279

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(14,751,287)	$—	$—	$(14,751,287)

Total Other Financial Instruments	$(14,751,287)	$—	$—	$(14,751,287)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted securities. At March 31, 2019, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$724,839	$363,053	0.0	%(I)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	10,102	0.0	(I)

Total			$887,276	$373,155	0.0	%(I)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(D)	Affiliated investment in the Class I2 shares and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$187,597,015	$171,969,834	$—	$—	$40,195,579	$399,762,428	32,135,243	$—	$—
Transamerica Core Bond	126,329,428	845,229	(9,250,165)	(268,399)	2,825,820	120,481,913	12,219,261	845,230	—
Transamerica Emerging Markets Equity	135,564,101	—	—	—	11,433,117	146,997,218	14,848,204	—	—
Transamerica Floating Rate	107,550,845	1,456,180	(7,011,839)	(151,646)	2,741,340	104,584,880	10,748,703	1,456,180	—
Transamerica Global Allocation Liquidating Trust	354,536	—	—	—	8,517	363,053	70,452	—	—
Transamerica High Yield Bond	182,078,848	2,798,021	(9,349,112)	667,794	9,207,019	185,402,570	20,463,860	2,798,020	—
Transamerica Intermediate Bond	301,452,288	1,984,490	(30,932,628)	(572,987)	7,510,971	279,442,134	27,694,959	1,984,490	—
Transamerica International Equity	420,782,245	—	—	—	34,073,627	454,855,872	27,042,561	—	—
Transamerica International Growth	278,842,667	—	(73,302,559)	(17,251,677)	48,288,497	236,576,928	34,088,895	—	—
Transamerica International Small Cap Value	107,441,989	—	—	—	8,013,629	115,455,618	9,893,369	—	—
Transamerica Janus Mid-Cap Growth VP	142,840,793	—	—	—	26,391,448	169,232,241	4,671,053	—	—
Transamerica Jennison Growth VP	245,344,151	—	(37,935,717)	5,991,897	32,317,724	245,718,055	21,919,541	—	—
Transamerica JPMorgan Enhanced Index VP	681,680,724	—	(79,353,654)	10,490,471	75,554,144	688,371,685	31,490,013	—	—
Transamerica JPMorgan Mid Cap Value VP	71,795,334	—	—	—	10,490,870	82,286,204	4,971,976	—	—
Transamerica Large Cap Value	448,711,092	2,162,421	(44,642,537)	3,685,823	54,356,845	464,273,644	41,305,484	2,162,421	—
Transamerica Mid Cap Value Opportunities	76,032,467	—	—	—	10,519,243	86,551,710	7,734,737	—	—
Transamerica PIMCO Total Return VP	262,273,415	—	(9,217,535)	(462,529)	7,778,701	260,372,052	22,759,795	—	—
Transamerica Small Cap Value	66,263,833	—	—	—	8,128,156	74,391,989	7,741,102	—	—
Transamerica Small Company Growth Liquidating Trust	10,100	—	—	—	2	10,102	16,244	—	—
Transamerica T. Rowe Price Small Cap VP	114,928,664	—	—	—	19,918,746	134,847,410	8,334,203	—	—
Transamerica Unconstrained Bond	201,895,920	2,284,244	(19,216,558)	(661,850)	6,499,511	190,801,267	19,469,517	2,284,244	—
Transamerica WMC US Growth VP	232,676,761	—	(36,523,927)	5,572,962	32,200,149	233,925,945	7,407,408	—	—

Total	$4,392,447,216	$183,500,419	$(356,736,231)	$7,039,859	$448,453,655	$4,674,704,918	367,026,580	$11,530,585	$—

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $39,645,925.
(F)	Rate disclosed reflects the yield at March 31, 2019.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.2%
International Alternative Funds - 5.1%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	36,728	$ 189,265
Transamerica Unconstrained Bond (D)	32,101,935	314,598,963

		314,788,228

International Equity Funds - 14.6%
Transamerica Emerging Markets Equity (D)	15,279,646	151,268,500
Transamerica International Equity (D)	25,265,919	424,972,753
Transamerica International Growth (D)	32,633,005	226,473,054
Transamerica International Small Cap Value (D)	8,700,125	101,530,458

		904,244,765

U.S. Alternative Fund - 3.3%
Transamerica BlackRock Global Real Estate Securities VP (D)	16,318,407	203,000,978

U.S. Equity Funds - 37.0%
Transamerica Janus Mid-Cap Growth VP (D)	4,905,612	177,730,335
Transamerica Jennison Growth VP (D)	24,128,819	270,484,062
Transamerica JPMorgan Enhanced Index VP (D)	33,233,786	726,490,572
Transamerica JPMorgan Mid Cap Value VP (D)	3,597,396	59,536,905
Transamerica Large Cap Value (D)	44,818,642	503,761,537
Transamerica Mid Cap Value Opportunities (D)	8,947,216	100,119,351
Transamerica Small Cap Value (D)	5,922,516	56,915,380
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	5,959	3,706
Transamerica T. Rowe Price Small Cap VP (D)	8,320,633	134,627,845
Transamerica WMC US Growth VP (D)	8,365,883	264,194,585

		2,293,864,278

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 27.3%
Transamerica Core Bond (D)	37,656,113	$ 371,289,275
Transamerica Floating Rate (D)	16,776,371	163,234,087
Transamerica High Yield Bond (D)	23,789,210	215,530,240
Transamerica Intermediate Bond (D)	93,184,444	940,231,039

		1,690,284,641

U.S. Mixed Allocation Fund - 10.9%
Transamerica PIMCO Total Return VP (D)	58,833,583	673,056,192

Total Investment Companies (Cost $5,945,472,154)		6,079,239,082

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.9%
U.S. Treasury - 0.9%
U.S. Treasury Note 2.00%, 01/31/2020 (E)	$ 53,851,000	53,672,198

Total U.S. Government Obligation (Cost $53,559,802)		53,672,198

REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.45% (F), dated 03/29/2019, to be repurchased at $53,956,613 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $55,029,715.	53,950,094	53,950,094

Total Repurchase Agreement (Cost $53,950,094)		53,950,094

Total Investments (Cost $6,052,982,050)		6,186,861,374
Net Other Assets (Liabilities) - 0.0% (G)		2,937,276

Net Assets - 100.0%		$ 6,189,798,650

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	9,649	06/28/2019	$1,106,999,021	$1,117,625,578	$10,626,557	$—
10-Year U.S. Treasury Note	Long	2,238	06/19/2019	274,072,501	278,001,563	3,929,062	—
CAD Currency	Long	779	06/18/2019	58,591,595	58,448,370	—	(143,225)
E-Mini Russell 2000® Index	Short	(519)	06/21/2019	(39,718,016)	(40,061,610)	—	(343,594)
EURO STOXX 50® Index	Short	(2,477)	06/21/2019	(89,500,966)	(90,914,989)	—	(1,414,023)
German Euro Bund Index	Short	(955)	06/06/2019	(174,369,710)	(178,195,306)	—	(3,825,596)
MSCI EAFE Index	Long	1,251	06/21/2019	115,917,469	116,743,320	825,851	—
MSCI Emerging Markets Index	Long	1,752	06/21/2019	91,611,327	92,628,240	1,016,913	—
S&P 500® E-Mini Index	Long	2,214	06/21/2019	309,907,257	314,144,460	4,237,203	—
S&P/ASX 200 Index	Short	(567)	06/20/2019	(61,841,363)	(62,110,839)	—	(269,476)
TOPIX Index	Short	(468)	06/13/2019	(67,504,518)	(67,225,120)	279,398	—
U.K. Gilt	Short	(1,012)	06/26/2019	(170,373,447)	(170,519,886)	—	(146,439)
U.S. Treasury Bond	Short	(1,420)	06/19/2019	(227,654,265)	(238,560,000)	—	(10,905,735)

Total						$20,914,984	$(17,048,088)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,079,046,111	$—	$—	$6,079,046,111
U.S. Government Obligation	—	53,672,198	—	53,672,198
Repurchase Agreement	—	53,950,094	—	53,950,094

Total	$6,079,046,111	$107,622,292	$—	$6,186,668,403

Investment Companies Measured at Net Asset Value (C)				192,971

Total Investments				6,186,861,374

Other Financial Instruments
Futures Contracts (I)	$20,914,984	$—	$—	$20,914,984

Total Other Financial Instruments	$20,914,984	$—	$—	$20,914,984

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(17,048,088)	$—	$—	$(17,048,088)

Total Other Financial Instruments	$(17,048,088)	$—	$—	$(17,048,088)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted securities. At March 31, 2019, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$377,870	$189,265	0.0	%(G)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	3,706	0.0	(G)

Total			$437,464	$192,971	0.0	%(G)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(D)	Affiliated investment in the Class I2 shares and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$191,778,014	$—	$—	$11,222,964	$203,000,978	16,318,407	$—	$—
Transamerica Core Bond	384,860,185	2,660,089	(24,280,798)	(2,253,634)	10,303,433	371,289,275	37,656,113	2,660,089	—
Transamerica Emerging Markets Equity	139,503,172	—	—	—	11,765,328	151,268,500	15,279,646	—	—
Transamerica Floating Rate	157,224,550	2,202,778	—	—	3,806,759	163,234,087	16,776,371	2,202,778	—
Transamerica Global Allocation Liquidating Trust	184,825	—	—	—	4,440	189,265	36,728	—	—
Transamerica High Yield Bond	201,319,851	3,176,556	—	—	11,033,833	215,530,240	23,789,210	3,176,557	—
Transamerica Intermediate Bond	971,445,954	6,813,281	(61,746,715)	(742,105)	24,460,624	940,231,039	93,184,444	6,813,281	—
Transamerica International Equity	393,137,695	—	—	—	31,835,058	424,972,753	25,265,919	—	—
Transamerica International Growth	258,208,140	—	(60,789,830)	(12,545,845)	41,600,589	226,473,054	32,633,005	—	—
Transamerica International Small Cap Value	94,483,357	—	—	—	7,047,101	101,530,458	8,700,125	—	—
Transamerica Janus Mid-Cap Growth VP	150,013,625	—	—	—	27,716,710	177,730,335	4,905,612	—	—
Transamerica Jennison Growth VP	287,788,619	—	(60,421,516)	4,843,542	38,273,417	270,484,062	24,128,819	—	—
Transamerica JPMorgan Enhanced Index VP	606,860,882	53,301,486	(18,196,189)	2,953,648	81,570,745	726,490,572	33,233,786	—	—
Transamerica JPMorgan Mid Cap Value VP	51,946,400	—	—	—	7,590,505	59,536,905	3,597,396	—	—
Transamerica Large Cap Value	451,426,090	2,346,342	(9,185,137)	(275,334)	59,449,576	503,761,537	44,818,642	2,346,342	—
Transamerica Mid Cap Value Opportunities	87,951,136	—	—	—	12,168,215	100,119,351	8,947,216	—	—
Transamerica PIMCO Total Return VP	702,557,944	—	(48,903,255)	(4,212,113)	23,613,616	673,056,192	58,833,583	—	—
Transamerica Small Cap Value	50,696,738	—	—	—	6,218,642	56,915,380	5,922,516	—	—
Transamerica Small Company Growth Liquidating Trust	3,706	—	—	—	—	3,706	5,959	—	—
Transamerica T. Rowe Price Small Cap VP	114,741,532	—	—	—	19,886,313	134,627,845	8,320,633	—	—
Transamerica Unconstrained Bond	310,230,362	3,697,626	(8,673,043)	(245,299)	9,589,317	314,598,963	32,101,935	3,697,625	—
Transamerica WMC US Growth VP	264,066,865	—	(42,005,789)	5,850,839	36,282,670	264,194,585	8,365,883	—	—

Total	$5,678,651,628	$265,976,172	$(334,202,272)	$(6,626,301)	$475,439,855	$6,079,239,082	502,821,948	$20,896,672	$—

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $46,396,436.
(F)	Rate disclosed reflects the yield at March 31, 2019.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.4%
Ally Auto Receivables Trust
Series 2016-2, Class A4,
1.60%, 01/15/2021	$ 237,468	$ 236,574
American Credit Acceptance Receivables Trust
Series 2016-3, Class C,
4.26%, 08/12/2022 (A)	289,000	291,601
Series 2016-4, Class C,
2.91%, 02/13/2023 (A)	173,231	173,204
Series 2018-2, Class B,
3.46%, 08/10/2022 (A)	549,000	550,740
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (A)	462,753	475,553
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	164,430
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	193,918
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	882,146	892,298
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (A)	1,200,000	1,229,073
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	315,897
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	745,035
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	430,000	473,592
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	350,000	349,032
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	500,000	496,457
Series 2017-1, Class B,
2.30%, 02/18/2022	269,000	267,227
Series 2017-1, Class C,
2.71%, 08/18/2022	144,000	143,631
Series 2017-1, Class D,
3.13%, 01/18/2023	323,000	323,699
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (A)	984,698	984,698
ARIVO
Series 2018-1, Class A,
5.17%, 09/15/2019 (B) (C)	629,365	629,365
Axis Equipment Finance Receivables IV LLC
Series 2016-1A, Class A,
2.21%, 11/20/2021 (A)	64,529	64,385
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (A)	51,076	50,709
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	549,198	548,229
Series 2016-1, Class A,
2.57%, 06/15/2049 (A)	517,616	510,977
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (A)	70,105	69,989
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	597,881	601,207
Series 2018-2, Class A,
4.45%, 06/15/2033 (A)	762,352	771,595

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	$ 21,417	$ 21,366
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1,
2.26%, 03/15/2023	600,000	597,239
Series 2016-1, Class A1,
1.78%, 06/15/2022	300,000	299,383
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023	1,086,923	1,084,546
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (A)	1,320,000	1,320,402
Capital One Multi-Asset Execution Trust
Series 2016-A4, Class A4,
1.33%, 06/15/2022	200,000	199,061
Series 2016-A6, Class A6,
1.82%, 09/15/2022	350,000	348,266
CarMax Auto Owner Trust
Series 2015-1, Class A4,
1.83%, 07/15/2020	66,523	66,498
Series 2016-2, Class A3,
1.52%, 02/16/2021	31,702	31,577
Series 2016-4, Class A4,
1.60%, 06/15/2022	200,000	196,455
Carnow Auto Receivables Trust
Series 2018-1A, Class B,
4.26%, 09/15/2023 (A)	1,560,000	1,573,113
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A,
4.75%, 12/25/2019	2,831	2,820
Chase Funding Trust
Series 2003-6, Class 1A7,
5.04% (D), 11/25/2034	38,587	39,627
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (A)	172,257	171,888
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6,
2.15%, 07/15/2021	130,000	129,818
CLUB Credit Trust
Series 2017-P2, Class A,
2.61%, 01/15/2024 (A)	295,623	294,387
CNH Equipment Trust
Series 2015-B, Class A4,
1.89%, 04/15/2022	107,177	107,138
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (A)	237,291	233,340
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A,
2.42%, 09/15/2023 (A)	65,357	65,327
CPS Auto Receivables Trust
Series 2014-C, Class C,
3.77%, 08/17/2020 (A)	48,455	48,518
Series 2014-D, Class C,
4.35%, 11/16/2020 (A)	69,971	70,277
Series 2015-C, Class D,
4.63%, 08/16/2021 (A)	344,000	348,023
Series 2016-C, Class C,
3.27%, 06/15/2022 (A)	700,000	700,851
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	767,000	765,250

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A,
2.56%, 10/15/2025 (A)	$ 364,441	$ 363,876
Series 2017-1A, Class B,
3.04%, 12/15/2025 (A)	250,000	249,522
Series 2017-1A, Class C,
3.48%, 02/17/2026 (A)	250,000	249,504
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	1,260,000	1,255,066
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	413,000	413,317
Series 2019-1A, Class A,
3.33%, 02/15/2028 (A)	825,000	830,448
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	301,450	302,602
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	600,743	610,138
Discover Card Execution Note Trust
Series 2012-A6, Class A6,
1.67%, 01/18/2022	220,000	219,385
Series 2014-A4, Class A4,
2.12%, 12/15/2021	200,000	199,748
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (A)	253,545	254,367
Series 2015-BA, Class D,
3.84%, 07/15/2021 (A)	196,650	196,900
Series 2015-DA, Class D,
4.59%, 01/17/2023 (A)	286,000	288,080
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	648,000	656,304
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	1,520,000	1,527,713
Series 2017-AA, Class C,
2.98%, 01/18/2022 (A)	185,808	185,872
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	372,000	376,523
Series 2018-4, Class C,
3.66%, 11/15/2024	944,000	951,118
Series 2019-1, Class D,
4.09%, 06/15/2026	340,000	347,170
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022	600,000	599,776
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	331,800	334,017
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	339,000	339,992
Series 2017-2A, Class C,
3.03%, 01/17/2023 (A)	534,903	534,937
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	305,000	306,247
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (A)	82,827	82,600
Exeter Automobile Receivables Trust
Series 2016-1A, Class C,
5.52%, 10/15/2021 (A)	445,000	449,699
Series 2016-3A, Class B,
2.84%, 08/16/2021 (A)	173,873	173,793
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	180,000	181,442
Series 2017-3A, Class A,
2.05%, 12/15/2021 (A)	96,590	96,298
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	658,000	663,663

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust (continued)
Series 2018-4A, Class B,
3.64%, 11/15/2022 (A)	$ 353,000	$ 355,932
First Investors Auto Owner Trust
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	625,000	622,476
Flagship Credit Auto Trust
Series 2014-2, Class C,
3.95%, 12/15/2020 (A)	36,176	36,219
Series 2015-3, Class B,
3.68%, 03/15/2022 (A)	171,152	171,615
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	126,000	128,168
Series 2016-1, Class A,
2.77%, 12/15/2020 (A)	9,693	9,692
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	600,000	620,966
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	423,000	421,441
Fort Cre LLC
1-Month LIBOR + 2.83%, 4.96% (D), 11/21/2035	1,535,000	1,535,688
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	600,000	599,907
Freedom Financial Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (A)	348,781	349,100
Series 2018-2, Class A,
3.99%, 10/20/2025 (A)	819,600	822,000
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class A,
3.37%, 01/17/2023 (A)	436,958	437,485
GLS Auto Receivables Trust
Series 2016-1A, Class B,
4.39%, 01/15/2021 (A)	47,130	47,191
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	85,359	85,004
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	1,383,663	1,351,562
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	188,015	190,022
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	814,567	812,319
Headlands Residential LLC
Series 2018,
4.25%, 06/25/2023	1,160,000	1,160,279
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	617,721	637,722
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	738,749	754,691
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	217,666	215,963
Hyundai Auto Lease Securitization Trust
Series 2016-C, Class A4,
1.65%, 07/15/2020 (A)	30,554	30,541
Kabbage Funding LLC
Series 2019-1, Class A,
3.83%, 03/15/2024 (A)	1,400,000	1,408,111

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.88% (D), 08/25/2038 (A)	$ 782,927	$ 18,756
Series 2013-2, Class A,
1.63% (D), 03/25/2039 (A)	729,022	30,244
Series 2014-2, Class A,
3.11% (D), 04/25/2040 (A)	300,137	24,546
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (A)	829,116	829,116
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (A)	1,150,551	1,151,780
Marlette Funding Trust
Series 2017-1A, Class A,
2.83%, 03/15/2024 (A)	14,922	14,921
Series 2018-1A, Class A,
2.61%, 03/15/2028 (A)	291,311	290,799
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A4,
1.75%, 12/15/2021	88,979	88,727
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	267,500	266,664
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (A)	187,500	186,751
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (A)	351,000	352,278
OneMain Financial Issuance Trust
Series 2015-1A, Class A,
3.19%, 03/18/2026 (A)	43,792	43,800
Series 2016-1A, Class A,
3.66%, 02/20/2029 (A)	450,048	451,968
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (A)	1,165,000	1,172,965
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (A)	405,000	402,926
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (A)	309,000	307,282
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (A)	655,000	656,553
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1,
4.83% (D), 09/25/2058 (A)	741,286	747,586
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (A)	1,385,070	1,375,843
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (A)	327,000	325,103
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (A)	1,734,237	1,728,424
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (A)	300,000	301,489
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (A)	200,000	201,858
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	642,000	652,417
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A,
2.36%, 11/15/2023 (A)	77,248	77,194
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (A)	1,550,000	1,549,014

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	$ 250,863	$ 255,799
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (A)	872,980	873,154
Santander Drive Auto Receivables Trust
Series 2015-5, Class E,
4.67%, 02/15/2023 (A)	1,560,000	1,573,624
Series 2019-1, Class C,
3.42%, 04/15/2025	730,000	735,502
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (A)	619,000	619,809
SART
4.75%, 06/15/2025	1,689,348	1,709,941
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.67% (D), 06/25/2033	4,300	4,337
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
3.34% (D), 01/25/2036	19,973	17,146
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (A)	98,226	98,221
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	332,128	331,700
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (A)	96,494	96,500
Synchrony Card Funding LLC
Series 2019-A1, Class A,
2.95%, 03/17/2025	1,593,000	1,602,875
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	750,000	762,907
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A4,
1.47%, 09/15/2021	220,000	218,690
Series 2016-B, Class A3,
1.30%, 04/15/2020	29,190	29,138
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (A)	503,787	507,525
Series 2018-2A, Class A,
3.96%, 10/15/2021 (A)	1,241,721	1,244,348
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (A)	377,923	373,099
Upgrade Receivables Trust
Series 2018-1A, Class A,
3.76%, 11/15/2024 (A)	302,051	302,901
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (A)	770,602	780,516
Vericrest Opportunity Loan Trust
Series 2018-NPL2, Class A1,
4.34% (D), 05/25/2048 (A)	537,404	538,608
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (A)	26,616	26,551
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	1,033,000	1,026,142

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Veros Automobile Receivables Trust
Series 2018-1, Class B,
4.05%, 02/15/2024 (A)	$ 1,250,000	$ 1,261,139
VM DEBT LLC
Series 2017-1, Class A,
7.00%, 10/02/2024 (A)	955,000	955,000
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (D), 10/25/2047 (A)	1,056,924	1,055,423
VOLT LXIX LLC
Series 2018-NPL5, Class A1A,
4.21% (D), 08/25/2048 (A)	454,078	455,299
VOLT LXVII LLC
Series 2018-NPL3, Class A1,
4.38% (D), 06/25/2048 (A)	672,168	673,440
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A,
4.34% (D), 07/27/2048 (A)	553,336	555,371
VOLT LXX LLC
Series 2018-NPL6, Class A1A,
4.11% (D), 09/25/2048 (A)	462,215	464,028
VOLT LXXII LLC
Series 2018-NPL8, Class A1A,
4.21% (D), 10/26/2048 (A)	1,463,983	1,473,332
VOLT LXXV LLC
Series 2019-NPL1, Class A1A,
4.34% (D), 01/25/2049 (A)	1,061,500	1,069,444
VSE Voi Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	378,655	384,791
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	253,357	251,873
Westlake Automobile Receivables Trust
Series 2016-2A, Class D,
4.10%, 06/15/2021 (A)	170,000	170,947
Series 2016-3A, Class C,
2.46%, 01/18/2022 (A)	658,160	657,750
Series 2017-1A, Class C,
2.70%, 10/17/2022 (A)	247,000	246,544
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025	730,000	736,406
World Omni Auto Receivables Trust
Series 2015-B, Class A4,
1.84%, 01/17/2022	80,000	79,675
Series 2016-B, Class A4,
1.48%, 11/15/2022	150,000	147,371

Total Asset-Backed Securities (Cost $83,870,938)		83,928,366

CORPORATE DEBT SECURITIES - 24.5%
Aerospace & Defense - 0.3%
Airbus Finance BV
2.70%, 04/17/2023 (A)	43,000	42,756
Airbus SE
3.15%, 04/10/2027 (A)	164,000	163,861
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (A)	30,000	30,151
Harris Corp.
3.83%, 04/27/2025	200,000	204,921
Lockheed Martin Corp.
4.50%, 05/15/2036	100,000	108,455
Northrop Grumman Corp.
3.25%, 01/15/2028	150,000	147,495
3.85%, 04/15/2045	38,000	36,453

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	$ 40,000	$ 54,741
Precision Castparts Corp.
3.25%, 06/15/2025	113,000	115,877
4.20%, 06/15/2035	170,000	175,319
Rockwell Collins, Inc.
3.20%, 03/15/2024	70,000	69,700
United Technologies Corp.
3.65%, 08/16/2023	64,000	65,694
3.95%, 08/16/2025	60,000	62,315
4.15%, 05/15/2045	163,000	158,597
4.45%, 11/16/2038	60,000	62,031
4.50%, 06/01/2042	86,000	88,891
5.70%, 04/15/2040	265,000	309,319

		1,896,576

Air Freight & Logistics - 0.0% (E)
FedEx Corp.
3.90%, 02/01/2035	96,000	89,968

Airlines - 0.7%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	155,904	151,480
3.55%, 07/15/2031 (A)	221,189	215,400
4.13%, 11/15/2026 (A)	192,667	196,385
American Airlines Pass-Through Trust
3.00%, 04/15/2030	388,235	375,317
3.38%, 11/01/2028	207,021	203,709
3.65%, 02/15/2029 - 12/15/2029	146,679	146,445
3.70%, 04/15/2027 - 04/01/2028	364,962	358,775
4.95%, 07/15/2024	102,122	105,748
British Airways Pass-Through Trust
4.13%, 03/20/2033 (A)	305,267	309,938
Continental Airlines Pass-Through Trust
5.98%, 10/19/2023	34,194	35,968
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	339,480	346,467
4.75%, 11/07/2021	45,409	46,049
5.30%, 10/15/2020	9,619	9,625
Southwest Airlines Co.
2.75%, 11/06/2019	163,000	162,846
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	145,775	143,742
United Airlines Pass-Through Trust
3.45%, 01/07/2030	127,999	125,446
3.65%, 07/07/2027	149,954	148,057
4.15%, 02/25/2033	335,000	346,844
4.55%, 08/25/2031	300,000	307,531
US Airways Pass-Through Trust
5.90%, 04/01/2026	327,512	355,253

		4,091,025

Automobiles - 0.0% (E)
General Motors Co.
6.60%, 04/01/2036	240,000	251,079

Banks - 4.2%
ABN AMRO Bank NV
2.45%, 06/04/2020 (A)	319,000	317,710
4.75%, 07/28/2025 (A)	200,000	207,770
AIB Group PLC
4.75%, 10/12/2023 (A)	290,000	299,476
Australia & New Zealand Banking Group, Ltd.
4.88%, 01/12/2021 (A)	100,000	103,465

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 04/24/2022, 2.88% (D), 04/24/2023	$ 395,000	$ 393,792
Fixed until 12/20/2022, 3.00% (D), 12/20/2023	237,000	236,056
Fixed until 10/01/2024, 3.09% (D), 10/01/2025, MTN	198,000	196,359
3.25%, 10/21/2027, MTN	942,000	922,260
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	200,000	200,140
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	430,000	420,475
Fixed until 03/05/2023, 3.55% (D), 03/05/2024	126,000	127,955
Fixed until 04/24/2027, 3.71% (D), 04/24/2028	700,000	703,136
3.95%, 04/21/2025, MTN	368,000	374,317
Fixed until 03/05/2028, 3.97% (D), 03/05/2029, MTN	300,000	305,458
4.00%, 01/22/2025, MTN	400,000	407,934
4.25%, 10/22/2026, MTN	284,000	291,765
Bank of Montreal
2.35%, 09/11/2022, MTN	150,000	148,346
Fixed until 12/15/2027, 3.80% (D), 12/15/2032	110,000	106,370
Barclays PLC
3.65%, 03/16/2025	200,000	195,008
3.68%, 01/10/2023	478,000	477,431
Fixed until 02/15/2022, 4.61% (D), 02/15/2023	300,000	306,188
BB&T Corp.
3.75%, 12/06/2023, MTN	300,000	311,293
5.25%, 11/01/2019	30,000	30,405
BNZ International Funding, Ltd.
2.10%, 09/14/2021 (A)	310,000	303,027
2.65%, 11/03/2022 (A)	250,000	246,007
BPCE SA
4.00%, 09/12/2023 (A)	250,000	253,648
4.63%, 07/11/2024 (A)	200,000	203,056
Canadian Imperial Bank of Commerce
2.25%, 07/21/2020 (A)	234,000	232,952
Citigroup, Inc.
2.35%, 08/02/2021	154,000	152,198
2.65%, 10/26/2020	350,000	349,125
2.70%, 03/30/2021	108,000	107,906
2.75%, 04/25/2022	350,000	348,526
Fixed until 01/24/2022, 3.14% (D), 01/24/2023	213,000	213,736
3.20%, 10/21/2026	162,000	158,668
3.40%, 05/01/2026	150,000	149,112
Fixed until 07/24/2027, 3.67% (D), 07/24/2028	200,000	199,484
3.70%, 01/12/2026	400,000	406,329
3.88%, 03/26/2025	100,000	100,750
Fixed until 03/20/2029, 3.98% (D), 03/20/2030	400,000	406,644
4.40%, 06/10/2025	100,000	103,529
4.45%, 09/29/2027	48,000	49,317
4.75%, 05/18/2046	140,000	145,058
5.30%, 05/06/2044	34,000	37,462
5.50%, 09/13/2025	115,000	126,050
5.88%, 01/30/2042	45,000	55,268
8.13%, 07/15/2039	28,000	42,091
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	38,472
4.30%, 12/03/2025	58,000	59,398
Commonwealth Bank of Australia
2.85%, 05/18/2026 (A)	230,000	223,792

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Commonwealth Bank of Australia (continued)
3.45%, 03/16/2023 (A)	$ 230,000	$ 233,966
4.50%, 12/09/2025 (A)	200,000	205,174
Compass Bank
3.50%, 06/11/2021	250,000	251,963
Cooperatieve Rabobank UA
4.38%, 08/04/2025	504,000	519,530
Credit Agricole SA
4.13%, 01/10/2027 (A) (F)	250,000	255,252
Danske Bank A/S
2.00%, 09/08/2021 (A)	200,000	192,670
2.70%, 03/02/2022 (A)	200,000	194,730
Discover Bank
4.20%, 08/08/2023	250,000	259,913
Fifth Third Bancorp
3.95%, 03/14/2028 (F)	160,000	165,259
Fifth Third Bank
2.88%, 10/01/2021	204,000	204,160
HSBC Holdings PLC
3.60%, 05/25/2023	229,000	233,013
4.00%, 03/30/2022	56,000	57,709
Fixed until 03/13/2027, 4.04% (D), 03/13/2028 (F)	650,000	654,969
4.38%, 11/23/2026	200,000	204,866
4.88%, 01/14/2022	160,000	168,205
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	250,000	245,504
ING Groep NV
4.10%, 10/02/2023	580,000	596,141
KeyCorp
4.15%, 10/29/2025, MTN	175,000	184,227
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	204,795
4.58%, 12/10/2025	200,000	202,331
Macquarie Bank, Ltd.
2.40%, 01/21/2020 (A)	150,000	149,546
2.60%, 06/24/2019 (A)	187,000	186,925
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024	250,000	254,541
3.76%, 07/26/2023	345,000	354,362
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (A)	300,000	306,613
National Australia Bank, Ltd.
3.38%, 01/14/2026	600,000	602,695
NatWest Markets PLC
3.63%, 09/29/2022 (A)	210,000	209,907
Nordea Bank Abp
4.88%, 01/27/2020 (A)	100,000	101,679
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	91,000	94,017
4.38%, 08/11/2020	92,000	94,168
5.13%, 02/08/2020	65,000	66,290
6.70%, 06/10/2019	25,000	25,184
Royal Bank of Canada
4.65%, 01/27/2026, MTN	225,000	238,537
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	200,000	200,829
Fixed until 03/22/2024, 4.27% (D), 03/22/2025	200,000	202,127
Santander UK Group Holdings PLC
3.13%, 01/08/2021	150,000	149,925
4.75%, 09/15/2025 (A)	200,000	198,527
Societe Generale SA
3.88%, 03/28/2024 (A) (F)	270,000	270,863
4.25%, 04/14/2025 (A)	200,000	201,417
Standard Chartered PLC
3.05%, 01/15/2021 (A)	200,000	199,228

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Standard Chartered PLC (continued)
Fixed until 01/20/2022, 4.25% (D), 01/20/2023 (A)	$ 300,000	$ 304,764
5.20%, 01/26/2024 (A)	200,000	210,812
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	119,000	117,619
2.63%, 07/14/2026	107,000	102,420
2.78%, 07/12/2022 - 10/18/2022	385,000	383,137
3.10%, 01/17/2023	155,000	155,511
SunTrust Banks, Inc.
2.70%, 01/27/2022	76,000	75,756
2.90%, 03/03/2021	59,000	59,147
US Bancorp
2.38%, 07/22/2026, MTN	100,000	95,542
3.95%, 11/17/2025, MTN	150,000	158,214
US Bank NA
2.80%, 01/27/2025	250,000	249,033
Wells Fargo & Co.
3.00%, 04/22/2026	213,000	208,120
3.30%, 09/09/2024, MTN	700,000	705,485
3.50%, 03/08/2022, MTN	150,000	152,799
3.75%, 01/24/2024, MTN	215,000	221,252
4.10%, 06/03/2026, MTN	258,000	263,765
4.65%, 11/04/2044, MTN	184,000	188,998
4.75%, 12/07/2046, MTN	143,000	150,055
4.90%, 11/17/2045, MTN	112,000	119,272
Wells Fargo Bank NA
3.63%, 10/22/2021	390,000	397,309
Westpac Banking Corp.
2.00%, 03/03/2020 (A)	304,000	302,170
2.85%, 05/13/2026	150,000	145,573
Fixed until 11/23/2026, 4.32% (D), 11/23/2031, MTN	180,000	178,399

		26,081,623

Beverages - 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036 (A)	1,027,000	1,025,959
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 - 04/15/2058	290,000	303,347
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	150,000	154,735
Constellation Brands, Inc.
4.40%, 11/15/2025	100,000	104,986
5.25%, 11/15/2048	55,000	58,328
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	116,779
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	110,000	108,624
3.43%, 06/15/2027	50,000	48,348
4.42%, 05/25/2025 (A)	86,000	89,118
4.99%, 05/25/2038 (A)	124,000	126,527
Molson Coors Brewing Co.
1.45%, 07/15/2019	155,000	154,372
PepsiCo, Inc.
4.60%, 07/17/2045	78,000	88,648

		2,379,771

Biotechnology - 0.2%
AbbVie, Inc.
4.50%, 05/14/2035	200,000	195,636
Amgen, Inc.
4.66%, 06/15/2051	100,000	100,576
4.95%, 10/01/2041	100,000	105,881
Celgene Corp.
5.70%, 10/15/2040	114,000	125,050

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
3.50%, 02/01/2025	$ 65,000	$ 66,337
3.65%, 03/01/2026	72,000	73,411
3.70%, 04/01/2024	374,000	386,189
4.00%, 09/01/2036	49,000	48,090
4.60%, 09/01/2035	65,000	68,225

		1,169,395

Building Products - 0.1%
Johnson Controls International PLC
3.75%, 12/01/2021	66,000	67,073
4.95% (G), 07/02/2064	120,000	111,169
5.25%, 12/01/2041	100,000	106,755
Masco Corp.
6.50%, 08/15/2032	130,000	147,890

		432,887

Capital Markets - 2.3%
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	200,000	194,511
Fixed until 05/16/2022, 2.66% (D), 05/16/2023, MTN	451,000	448,644
3.25%, 09/11/2024, MTN	150,000	152,011
CME Group, Inc.
5.30%, 09/15/2043	32,000	39,192
Credit Suisse Group AG
4.28%, 01/09/2028 (A)	300,000	303,446
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 06/09/2023	250,000	253,894
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (A)	122,000	121,500
Deutsche Bank AG
3.30%, 11/16/2022	200,000	193,658
3.70%, 05/30/2024	267,000	256,284
4.25%, 10/14/2021	200,000	200,898
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (D), 10/31/2022	595,000	589,706
Fixed until 06/05/2022, 2.91% (D), 06/05/2023	160,000	158,151
3.00%, 04/26/2022	120,000	119,740
Fixed until 09/29/2024, 3.27% (D), 09/29/2025	403,000	397,823
3.50%, 01/23/2025 - 11/16/2026	417,000	412,812
Fixed until 06/05/2027, 3.69% (D), 06/05/2028	488,000	483,341
3.75%, 05/22/2025	745,000	752,569
3.85%, 01/26/2027	1,590,000	1,596,204
4.25%, 10/21/2025	100,000	102,362
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	88,000	92,374
Invesco Finance PLC
3.75%, 01/15/2026	94,000	95,009
4.00%, 01/30/2024	71,000	73,388
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (D), 11/28/2028 (A)	515,000	501,589
Fixed until 01/15/2029, 5.03% (D), 01/15/2030 (A)	700,000	742,697
6.00%, 01/14/2020 (A)	300,000	306,790
6.25%, 01/14/2021 (A) (F)	175,000	184,464
Morgan Stanley
3.13%, 01/23/2023, MTN	400,000	401,220
Fixed until 07/22/2027, 3.59% (D), 07/22/2028	356,000	353,309

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley (continued)
3.63%, 01/20/2027	$ 383,000	$ 383,895
3.75%, 02/25/2023, MTN	789,000	809,268
Fixed until 01/24/2028, 3.77% (D), 01/24/2029, MTN	112,000	112,407
4.00%, 07/23/2025, MTN	664,000	683,402
4.10%, 05/22/2023, MTN	150,000	154,455
4.30%, 01/27/2045	92,000	93,548
4.35%, 09/08/2026, MTN	200,000	205,188
5.00%, 11/24/2025	269,000	288,333
5.50%, 07/24/2020 - 07/28/2021, MTN	334,000	350,091
5.75%, 01/25/2021	100,000	105,017
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (D), 05/08/2032	71,000	69,568
Nuveen LLC
4.00%, 11/01/2028 (A)	250,000	266,689
State Street Corp.
3.10%, 05/15/2023	48,000	48,679
3.55%, 08/18/2025	88,000	91,246
3.70%, 11/20/2023	231,000	241,215
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (A)	480,000	482,291
4.13%, 04/15/2026 (A)	200,000	206,819

		14,119,697

Chemicals - 0.4%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	200,000	193,540
Albemarle Corp.
5.45%, 12/01/2044	50,000	51,664
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (A)	181,000	181,845
3.70%, 06/01/2028 (A) (F)	200,000	204,351
Dow Chemical Co.
3.00%, 11/15/2022	130,000	130,088
5.25%, 11/15/2041	45,000	46,734
DowDuPont, Inc.
4.49%, 11/15/2025	200,000	213,036
5.32%, 11/15/2038	100,000	111,168
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	83,000	87,155
5.00%, 09/26/2048	89,000	93,427
Mosaic Co.
4.88%, 11/15/2041	8,000	7,702
5.45%, 11/15/2033	91,000	97,836
5.63%, 11/15/2043	120,000	127,305
Nutrien, Ltd.
3.38%, 03/15/2025	108,000	106,510
4.13%, 03/15/2035	200,000	188,747
4.20%, 04/01/2029 (H)	55,000	56,635
5.00%, 04/01/2049 (H)	80,000	83,612
Praxair, Inc.
2.65%, 02/05/2025	59,000	58,576
Sherwin-Williams Co.
3.13%, 06/01/2024	70,000	69,541
Union Carbide Corp.
7.50%, 06/01/2025	175,000	205,653
Westlake Chemical Corp.
4.38%, 11/15/2047	89,000	78,833

		2,393,958

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.1%
Brambles USA, Inc.
4.13%, 10/23/2025 (A)	$ 100,000	$ 102,094
ERAC USA Finance LLC
4.50%, 08/16/2021 (A)	36,000	37,099
5.25%, 10/01/2020 (A)	48,000	49,508
5.63%, 03/15/2042 (A)	59,000	66,791
6.70%, 06/01/2034 (A)	152,000	188,719
Republic Services, Inc.
2.90%, 07/01/2026	49,000	47,954

		492,165

Communications Equipment - 0.0% (E)
Cisco Systems, Inc.
5.90%, 02/15/2039	70,000	91,910

Construction & Engineering - 0.0% (E)
ABB Finance USA, Inc.
2.88%, 05/08/2022	29,000	29,213

Construction Materials - 0.0% (E)
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	191,481

Consumer Finance - 0.7%
American Express Co.
3.63%, 12/05/2024	104,000	106,760
3.70%, 11/05/2021	250,000	255,511
American Express Credit Corp.
2.25%, 05/05/2021, MTN	152,000	151,011
2.38%, 05/26/2020, MTN	290,000	289,060
2.70%, 03/03/2022, MTN	95,000	95,095
American Honda Finance Corp.
2.25%, 08/15/2019, MTN	317,000	316,515
2.30%, 09/09/2026, MTN	34,000	32,189
BMW US Capital LLC
2.25%, 09/15/2023 (A)	180,000	174,760
Capital One Financial Corp.
3.75%, 04/24/2024 - 07/28/2026	481,000	477,635
4.20%, 10/29/2025	50,000	50,844
Daimler Finance North America LLC
1.50%, 07/05/2019 (A)	155,000	154,483
1.75%, 10/30/2019 (A)	150,000	149,034
General Motors Financial Co., Inc.
3.50%, 11/07/2024	220,000	212,556
3.70%, 05/09/2023	184,000	183,023
3.95%, 04/13/2024	310,000	306,802
4.30%, 07/13/2025	100,000	99,438
4.35%, 04/09/2025	135,000	134,418
Hyundai Capital America
3.00%, 03/18/2021 (A)	200,000	198,614
John Deere Capital Corp.
2.65%, 06/24/2024, MTN	150,000	148,628
2.70%, 01/06/2023, MTN	74,000	73,859
2.80%, 01/27/2023 (F)	73,000	73,312
2.80%, 09/08/2027, MTN (F)	200,000	195,671
3.15%, 10/15/2021, MTN	33,000	33,386
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021 (A)	78,000	75,253
2.55%, 03/08/2021 (A)	150,000	147,632
Synchrony Financial
3.70%, 08/04/2026	140,000	131,904

		4,267,393

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027 (F)	$ 143,000	$ 137,658
7.30%, 11/15/2039	120,000	151,795
8.70%, 06/15/2038	50,000	70,079
WRKCo, Inc.
3.75%, 03/15/2025	100,000	100,895

		460,427

Diversified Consumer Services - 0.3%
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	200,770
SART
4.75%, 07/15/2024	1,393,481	1,410,899

		1,611,669

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	157,000	154,091
3.50%, 01/15/2025	180,000	173,593
Aircastle, Ltd.
4.40%, 09/25/2023	175,000	178,201
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	150,000	142,385
4.13%, 08/01/2025 (A)	250,000	249,177
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (A)	44,000	42,927
5.88%, 03/15/2021 (A)	170,000	179,280
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	81,234
4.70%, 09/20/2047	123,000	118,221
Carlyle Investment Management LLC
3-Month LIBOR + 2.00%, 2.00% (D), 07/15/2019 (B) (C)	7,184	7,166
CDP Financial, Inc.
4.40%, 11/25/2019 (A)	250,000	252,833
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	240,000	239,652
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	1,431,000	1,322,940
Jefferies Group LLC
6.45%, 06/08/2027	56,000	61,139
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A)	200,000	196,596
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	57,000	57,204
3.90%, 11/01/2028	260,000	274,922
ORIX Corp.
2.90%, 07/18/2022	101,000	100,990
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	157,181
Protective Life Global Funding
2.00%, 09/14/2021 (A)	200,000	195,573
2.70%, 11/25/2020 (A)	250,000	249,572
Voya Financial, Inc.
3.65%, 06/15/2026	95,000	94,304

		4,529,181

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
3.95%, 01/15/2025	295,000	301,030
4.13%, 02/17/2026	185,000	189,111

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
4.30%, 02/15/2030 - 12/15/2042	$ 744,000	$ 739,095
4.35%, 06/15/2045	49,000	44,960
4.50%, 05/15/2035	525,000	517,237
4.90%, 08/15/2037	374,000	378,068
5.25%, 03/01/2037	100,000	104,772
5.35%, 09/01/2040	203,000	213,237
6.38%, 03/01/2041	100,000	117,520
British Telecommunications PLC
9.63%, 12/15/2030	150,000	215,221
Centel Capital Corp.
9.00%, 10/15/2019	40,000	41,187
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (A)	150,000	149,552
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	39,000	38,558
3.48%, 06/15/2050 (A)	226,000	228,231
Qwest Corp.
6.75%, 12/01/2021	148,000	157,479
Verizon Communications, Inc.
4.27%, 01/15/2036	330,000	333,777
4.40%, 11/01/2034	568,000	590,890
5.25%, 03/16/2037	183,000	205,863

		4,565,788

Electric Utilities - 1.5%
AEP Transmission Co. LLC
4.00%, 12/01/2046	93,000	93,602
Alabama Power Co.
3.75%, 03/01/2045	52,000	50,328
4.10%, 01/15/2042	66,000	65,496
5.60%, 03/15/2033	100,000	117,342
Ameren Illinois Co.
4.50%, 03/15/2049	620,000	691,625
Appalachian Power Co.
6.70%, 08/15/2037	50,000	61,905
Ausgrid Finance Pty, Ltd.
3.85%, 05/01/2023 (A)	400,000	408,763
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95,000	94,857
3.50%, 08/15/2046	94,000	88,317
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	104,000	106,473
6.13%, 04/01/2036	74,000	92,943
Commonwealth Edison Co.
3.65%, 06/15/2046	81,000	78,964
Connecticut Light & Power Co.
4.00%, 04/01/2048	118,000	122,517
Duke Energy Carolinas LLC
3.95%, 11/15/2028	300,000	319,430
6.00%, 12/01/2028 - 01/15/2038	148,000	182,009
Duke Energy Corp.
2.65%, 09/01/2026	149,000	141,934
Duke Energy Indiana LLC
3.75%, 05/15/2046	100,000	97,326
Duke Energy Progress LLC
3.70%, 10/15/2046	124,000	121,031
4.10%, 05/15/2042 - 03/15/2043	107,000	110,634
4.15%, 12/01/2044	65,000	67,687
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (A)	230,000	224,789
Electricite de France SA
2.35%, 10/13/2020 (A)	80,000	79,535
6.00%, 01/22/2114 (A)	150,000	156,435
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	187,961
3.63%, 05/25/2027 (A)	220,000	210,532

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Arkansas LLC
3.50%, 04/01/2026	$ 57,000	$ 58,054
Entergy Corp.
2.95%, 09/01/2026	78,000	74,947
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	111,436
3.05%, 06/01/2031 (F)	94,000	89,756
Entergy Mississippi LLC
2.85%, 06/01/2028	83,000	80,041
Exelon Corp.
3.40%, 04/15/2026	63,000	62,986
3.50%, 06/01/2022	130,000	131,324
FirstEnergy Corp.
4.85%, 07/15/2047	53,000	56,837
Florida Power & Light Co.
4.95%, 06/01/2035	60,000	68,502
5.95%, 02/01/2038	50,000	64,487
Fortis, Inc.
3.06%, 10/04/2026	500,000	477,474
Hydro-Quebec
9.40%, 02/01/2021	250,000	279,942
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	126,060
Jersey Central Power & Light Co.
6.15%, 06/01/2037	70,000	82,971
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	61,938	68,814
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	72,086
5.30%, 10/01/2041	100,000	116,792
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (A)	200,000	200,378
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	105,000	102,511
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (A)	110,000	112,817
Nevada Power Co.
5.38%, 09/15/2040	92,000	105,696
5.45%, 05/15/2041	50,000	58,112
New England Power Co.
3.80%, 12/05/2047 (A)	95,000	91,031
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (A)	95,000	94,802
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	53,000	52,938
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (A)	141,000	144,774
4.88%, 08/15/2019 (A)	40,000	40,326
Northern States Power Co.
6.25%, 06/01/2036	40,000	51,928
Ohio Power Co.
5.38%, 10/01/2021	50,000	53,254
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	50,000	59,728
PacifiCorp
2.95%, 02/01/2022	100,000	100,869
3.60%, 04/01/2024	105,000	108,682
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	38,000	36,672
PPL Capital Funding, Inc.
3.40%, 06/01/2023	70,000	70,306
Progress Energy, Inc.
3.15%, 04/01/2022	54,000	54,379
Public Service Electric & Gas Co.
1.80%, 06/01/2019, MTN	30,000	29,956

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southern California Edison Co.
1.85%, 02/01/2022	$ 30,000	$ 28,930
5.55%, 01/15/2036	70,000	74,914
6.05%, 03/15/2039	60,000	69,430
Southern Co.
3.25%, 07/01/2026	91,000	89,131
Southern Power Co.
5.15%, 09/15/2041	130,000	135,064
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	107,325
Toledo Edison Co.
6.15%, 05/15/2037	200,000	245,766
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	62,000	59,646
Tucson Electric Power Co.
4.85%, 12/01/2048	350,000	387,843
Virginia Electric & Power Co.
4.45%, 02/15/2044	28,000	29,715
4.60%, 12/01/2048	300,000	331,140
Wisconsin Electric Power Co.
3.10%, 06/01/2025	82,000	81,570
Xcel Energy, Inc.
6.50%, 07/01/2036	71,000	90,651

		9,295,228

Electrical Equipment - 0.0% (E)
Eaton Corp.
4.00%, 11/02/2032	21,000	21,594
5.80%, 03/15/2037	100,000	116,024
7.63%, 04/01/2024	75,000	86,758

		224,376

Electronic Equipment, Instruments & Components - 0.0% (E)
Arrow Electronics, Inc.
3.25%, 09/08/2024	66,000	63,983
3.88%, 01/12/2028	155,000	149,216
4.50%, 03/01/2023	30,000	31,025

		244,224

Energy Equipment & Services - 0.1%
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	100,000	104,934
Halliburton Co.
3.50%, 08/01/2023	157,000	160,256
7.45%, 09/15/2039	50,000	67,600
7.60%, 08/15/2096 (A)	50,000	66,454
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (A)	220,000	226,082
Schlumberger Investment SA
3.30%, 09/14/2021 (A)	41,000	41,464
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	81,000	79,815
3.50%, 01/15/2028 (A)	37,000	36,144

		782,749

Entertainment - 0.1%
Viacom, Inc.
3.88%, 04/01/2024	128,000	130,333
4.38%, 03/15/2043	93,000	83,610
6.88%, 04/30/2036	150,000	176,003
Walt Disney Co.
6.55%, 03/15/2033 (A)	100,000	132,462
6.65%, 11/15/2037 (A)	50,000	68,968
7.30%, 04/30/2028 (A)	50,000	65,207

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment (continued)
Walt Disney Co. (continued)
8.88%, 04/26/2023 (A)	$ 80,000	$ 97,720
9.50%, 07/15/2024 (A)	70,000	90,924

		845,227

Equity Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	43,000	43,586
American Tower Corp.
3.38%, 10/15/2026	100,000	97,462
3.50%, 01/31/2023	141,000	142,935
5.00%, 02/15/2024	86,000	92,553
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	330,000	328,849
3.45%, 06/01/2025, MTN	50,000	50,901
Boston Properties, LP
3.20%, 01/15/2025	100,000	99,211
3.65%, 02/01/2026	74,000	74,495
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	200,000	199,061
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	47,325
5.25%, 01/15/2023	70,000	75,121
Digital Realty Trust, LP
3.70%, 08/15/2027	77,000	76,240
Duke Realty, LP
3.25%, 06/30/2026	43,000	42,372
EPR Properties
4.50%, 06/01/2027	137,000	138,045
Equity Commonwealth
5.88%, 09/15/2020	1,012,000	1,035,538
ERP Operating, LP
2.85%, 11/01/2026	138,000	134,363
3.00%, 04/15/2023	50,000	50,279
3.50%, 03/01/2028	92,000	93,460
4.63%, 12/15/2021	46,000	48,096
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	174,000	167,798
Goodman US Finance Three LLC
3.70%, 03/15/2028 (A)	108,000	104,930
HCP, Inc.
3.40%, 02/01/2025	95,000	94,384
3.88%, 08/15/2024	225,000	229,311
4.20%, 03/01/2024	30,000	31,046
Liberty Property, LP
3.25%, 10/01/2026	53,000	51,447
National Retail Properties, Inc.
4.00%, 11/15/2025	204,000	209,148
Office Properties Income Trust
3.60%, 02/01/2020	150,000	150,209
3.75%, 08/15/2019	860,000	861,555
4.00%, 07/15/2022	196,000	195,519
Realty Income Corp.
3.25%, 10/15/2022	390,000	396,544
3.88%, 04/15/2025	160,000	165,649
4.65%, 03/15/2047	75,000	81,738
Scentre Group Trust 1 / Scentre Group Trust 2
2.38%, 11/05/2019 (A)	188,000	187,442
3.50%, 02/12/2025 (A)	300,000	299,635
Senior Housing Properties Trust
3.25%, 05/01/2019	170,000	170,019
4.75%, 02/15/2028	150,000	139,047
Simon Property Group, LP
3.75%, 02/01/2024	200,000	207,838
SITE Centers Corp.
3.63%, 02/01/2025	198,000	194,328

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.
2.95%, 09/01/2026, MTN	$ 72,000	$ 68,900
Ventas Realty, LP
3.50%, 02/01/2025	54,000	54,012
3.85%, 04/01/2027	98,000	98,381
4.13%, 01/15/2026	45,000	46,194
Welltower, Inc.
4.50%, 01/15/2024	73,000	76,965

		7,151,931

Food & Staples Retailing - 0.2%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (A)	241,000	234,035
CVS Pass-Through Trust
5.93%, 01/10/2034 (A)	215,827	239,650
8.35%, 07/10/2031 (A)	264,559	326,632
Kroger Co.
5.40%, 07/15/2040	12,000	12,278
Sysco Corp.
3.55%, 03/15/2025	105,000	106,463
3.75%, 10/01/2025	75,000	76,751
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	100,000	101,918
4.50%, 11/18/2034	185,000	183,941

		1,281,668

Food Products - 0.3%
Campbell Soup Co.
3.95%, 03/15/2025	250,000	251,596
Cargill, Inc.
3.30%, 03/01/2022 (A)	70,000	70,661
ConAgra Brands, Inc.
4.60%, 11/01/2025	85,000	89,213
5.30%, 11/01/2038	185,000	187,266
General Mills, Inc.
4.00%, 04/17/2025	165,000	170,731
4.20%, 04/17/2028 (F)	110,000	114,304
4.55%, 04/17/2038 (F)	45,000	44,554
Kellogg Co.
3.40%, 11/15/2027	48,000	46,120
Kraft Heinz Foods Co.
5.00%, 07/15/2035 - 06/04/2042	444,000	435,221
6.88%, 01/26/2039	162,000	183,227
McCormick & Co., Inc.
3.15%, 08/15/2024	90,000	89,769
3.40%, 08/15/2027	132,000	129,566
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	70,000	76,433

		1,888,661

Gas Utilities - 0.2%
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	78,244
4.15%, 01/15/2043	138,000	142,717
Boston Gas Co.
4.49%, 02/15/2042 (A)	26,000	27,165
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (A)	150,000	153,745
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	119,708
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	59,000	58,990
KeySpan Gas East Corp.
2.74%, 08/15/2026 (A)	90,000	86,139

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
Korea Gas Corp.
1.88%, 07/18/2021 (A)	$ 200,000	$ 195,285
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	46,640
3.25%, 06/15/2026	39,000	38,039
3.50%, 09/15/2021	75,000	75,933
3.95%, 10/01/2046	59,000	55,336
4.40%, 06/01/2043	63,000	63,023
5.88%, 03/15/2041	146,000	173,462
Southwest Gas Corp.
3.80%, 09/29/2046	111,000	104,127

		1,418,553

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
3.88%, 09/15/2025	129,000	134,944
Becton Dickinson and Co.
3.73%, 12/15/2024	19,000	19,291
Boston Scientific Corp.
3.75%, 03/01/2026	195,000	198,811
Covidien International Finance SA
2.95%, 06/15/2023	85,000	85,728
Medtronic, Inc.
3.13%, 03/15/2022	72,000	73,156
4.38%, 03/15/2035	255,000	278,416
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	73,000	73,664

		864,010

Health Care Providers & Services - 0.7%
Aetna, Inc.
2.80%, 06/15/2023	75,000	73,651
4.50%, 05/15/2042	26,000	24,602
6.75%, 12/15/2037	50,000	60,456
Anthem, Inc.
3.30%, 01/15/2023	28,000	28,327
4.63%, 05/15/2042	50,000	51,603
4.65%, 01/15/2043 - 08/15/2044	184,000	190,428
CVS Health Corp.
2.75%, 12/01/2022	100,000	98,616
4.00%, 12/05/2023	223,000	229,148
4.10%, 03/25/2025	949,000	974,286
4.30%, 03/25/2028	254,000	257,366
4.78%, 03/25/2038	375,000	371,360
5.05%, 03/25/2048	209,000	210,548
Express Scripts Holding Co.
3.00%, 07/15/2023	76,000	75,535
3.50%, 06/15/2024	150,000	151,174
4.50%, 02/25/2026	285,000	298,350
4.80%, 07/15/2046	93,000	94,541
HCA, Inc.
5.25%, 06/15/2026	250,000	267,867
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	249,000	250,806
Magellan Health, Inc.
4.90%, 09/22/2024	333,000	316,849
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	79,775
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	38,701
Texas Health Resources
4.33%, 11/15/2055	250,000	266,230

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
2.88%, 03/15/2023	$ 50,000	$ 50,287
4.63%, 07/15/2035	140,000	156,942

		4,617,448

Hotels, Restaurants & Leisure - 0.0% (E)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	105,000	112,539
6.30%, 10/15/2037, MTN	63,000	78,046

		190,585

Household Products - 0.0% (E)
Procter & Gamble Co.
2.70%, 02/02/2026 (F)	200,000	199,008

Independent Power & Renewable Electricity Producers - 0.0% (E)
Exelon Generation Co. LLC
6.25%, 10/01/2039	150,000	166,471

Industrial Conglomerates - 0.1%
General Electric Co.
4.38%, 09/16/2020, MTN	700,000	713,321
Roper Technologies, Inc.
3.00%, 12/15/2020	42,000	42,083

		755,404

Insurance - 1.3%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	200,000	263,862
Allstate Corp.
3.15%, 06/15/2023	41,000	41,500
5.35%, 06/01/2033	50,000	59,032
American Financial Group, Inc.
3.50%, 08/15/2026	200,000	192,986
American International Group, Inc.
3.75%, 07/10/2025	81,000	81,055
4.20%, 04/01/2028	55,000	55,915
4.70%, 07/10/2035	100,000	100,260
Aon PLC
3.50%, 06/14/2024	100,000	101,431
Assurant, Inc.
4.20%, 09/27/2023	225,000	229,226
Athene Global Funding
2.75%, 04/20/2020 (A)	246,000	245,309
3.00%, 07/01/2022 (A)	150,000	149,647
4.00%, 01/25/2022 (A)	191,000	195,747
Athene Holding, Ltd.
4.13%, 01/12/2028	250,000	240,313
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	83,000	87,837
4.40%, 05/15/2042	221,000	236,091
Chubb INA Holdings, Inc.
3.15%, 03/15/2025	300,000	302,595
3.35%, 05/03/2026	50,000	50,881
CNA Financial Corp.
3.45%, 08/15/2027	150,000	146,416
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (I), 4.00% (A) (D)	207,000	201,307
Great-West Lifeco Finance, LP
4.15%, 06/03/2047 (A)	200,000	199,639
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	42,000	44,109
Harborwalk Funding Trust
Fixed until 02/15/2049, 5.08% (D), 02/15/2069 (A)	290,000	304,512

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	$ 200,000	$ 199,413
Jackson National Life Global Funding
3.05%, 04/29/2026 (A)	245,000	240,177
3.25%, 01/30/2024 (A)	58,000	58,298
3.88%, 06/11/2025 (A)	400,000	413,454
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (A)	47,000	48,880
6.50%, 03/15/2035 (A)	230,000	268,799
Lincoln National Corp.
4.00%, 09/01/2023	150,000	156,758
6.15%, 04/07/2036	8,000	9,555
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (D), 02/24/2032	270,000	262,470
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (A)	26,000	30,183
7.63%, 11/15/2023 (A)	250,000	288,107
MassMutual Global Funding II
2.50%, 10/17/2022 (A) (F)	100,000	99,227
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (A)	350,000	342,907
3.88%, 04/11/2022 (A)	200,000	206,070
New York Life Global Funding
3.00%, 01/10/2028 (A)	162,000	160,315
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	200,000	204,446
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (D), 10/24/2067 (A)	124,000	110,633
Principal Life Global Funding II
2.38%, 11/21/2021 (A)	300,000	297,068
Progressive Corp.
Fixed until 03/15/2023 (I), 5.38% (D)	140,000	138,775
Prudential Financial, Inc.
3.91%, 12/07/2047	126,000	121,384
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	450,000	569,167
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (A)	100,000	99,563
3.05%, 01/20/2021 (A)	101,000	100,904
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	100,000	102,609
4.90%, 09/15/2044 (A)	100,000	111,763
Torchmark Corp.
4.55%, 09/15/2028	135,000	142,523

		8,313,118

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	197,000	197,346
3.88%, 08/22/2037	230,000	239,059
4.25%, 08/22/2057	300,000	322,624
4.80%, 12/05/2034	157,000	182,781
Booking Holdings, Inc.
2.75%, 03/15/2023	143,000	142,288

		1,084,098

IT Services - 0.1%
DXC Technology Co.
4.25%, 04/15/2024	86,000	87,260

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
IBM Credit LLC
2.65%, 02/05/2021	$ 200,000	$ 199,742
3.00%, 02/06/2023 (F)	300,000	302,252
Western Union Co.
3.60%, 03/15/2022 (F)	200,000	203,185

		792,439

Life Sciences Tools & Services - 0.0% (E)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	77,000	74,283
3.00%, 04/15/2023	57,000	57,011
4.15%, 02/01/2024	34,000	35,531

		166,825

Machinery - 0.2%
Caterpillar Financial Services Corp.
1.93%, 10/01/2021	118,000	115,792
2.85%, 06/01/2022, MTN	46,000	46,335
3.25%, 12/01/2024, MTN	130,000	133,145
Caterpillar, Inc.
2.60%, 06/26/2022	35,000	34,941
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	103,333
4.88%, 09/15/2041	280,000	326,992
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	80,000	79,806
nVent Finance Sarl
4.55%, 04/15/2028	187,000	188,201
Parker-Hannifin Corp.
4.10%, 03/01/2047	58,000	59,147
4.45%, 11/21/2044, MTN	85,000	90,710
Xylem, Inc.
3.25%, 11/01/2026	33,000	32,403

		1,210,805

Media - 1.1%
CBS Corp.
3.70%, 08/15/2024	287,000	291,730
4.00%, 01/15/2026	83,000	84,321
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	517,000	545,527
5.38%, 04/01/2038	105,000	105,564
6.38%, 10/23/2035	92,000	102,581
6.83%, 10/23/2055	125,000	141,514
Comcast Corp.
3.15%, 03/01/2026	208,000	206,946
3.20%, 07/15/2036	200,000	181,854
3.95%, 10/15/2025	197,000	206,027
4.00%, 11/01/2049	150,000	145,933
4.20%, 08/15/2034	767,000	798,088
4.25%, 01/15/2033	223,000	235,366
4.60%, 10/15/2038	235,000	251,562
4.95%, 10/15/2058	300,000	330,900
6.50%, 11/15/2035	486,000	615,180
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	55,000	55,382
4.80%, 02/01/2035 (A)	350,000	331,000
Discovery Communications LLC
4.38%, 06/15/2021	80,000	82,189
6.35%, 06/01/2040	200,000	219,478
Fox Corp.
4.71%, 01/25/2029 (A)	135,000	144,746
SES SA
3.60%, 04/04/2023 (A)	100,000	98,607

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Time Warner Cable LLC
6.55%, 05/01/2037	$ 300,000	$ 331,419
7.30%, 07/01/2038	100,000	116,467
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	225,000	293,357
Warner Media LLC
3.55%, 06/01/2024	425,000	428,921
3.60%, 07/15/2025	260,000	259,348

		6,604,007

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	200,000	194,416
Barrick Gold Corp.
6.45%, 10/15/2035	40,000	47,337
BHP Billiton Finance USA, Ltd.
5.00%, 09/30/2043	50,000	58,720
Nucor Corp.
6.40%, 12/01/2037	210,000	263,935
Vale Canada, Ltd.
7.20%, 09/15/2032	220,000	239,529
Vale Overseas, Ltd.
6.25%, 08/10/2026	40,000	43,480

		847,417

Multi-Utilities - 0.4%
CMS Energy Corp.
2.95%, 02/15/2027	97,000	92,526
3.00%, 05/15/2026	73,000	71,281
3.88%, 03/01/2024	100,000	102,497
Consolidated Edison Co. of New York, Inc.
4.65%, 12/01/2048	350,000	385,343
Consumers Energy Co.
3.25%, 08/15/2046	48,000	43,931
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	46,503
4.15%, 05/15/2045	150,000	153,610
Dominion Energy, Inc.
1.60%, 08/15/2019	60,000	59,716
2.75%, 09/15/2022	93,000	92,197
2.85%, 08/15/2026	61,000	58,553
5.25%, 08/01/2033	100,000	112,219
DTE Electric Co.
3.70%, 03/15/2045	123,000	121,579
NiSource, Inc.
5.80%, 02/01/2042	118,000	135,867
6.25%, 12/15/2040	260,000	326,480
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	48,927
6.50%, 08/01/2038	45,000	60,418
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	30,801
6.63%, 11/15/2037	150,000	188,953
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	40,818
6.00%, 06/01/2026	50,000	56,422
Sempra Energy
4.05%, 12/01/2023	72,000	73,654
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	146,447

		2,448,742

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail - 0.0% (E)
Dollar General Corp.
4.13%, 05/01/2028	$ 85,000	$ 87,120
Nordstrom, Inc.
4.00%, 10/15/2021	35,000	35,806

		122,926

Oil, Gas & Consumable Fuels - 2.5%
Anadarko Finance Co.
7.50%, 05/01/2031	100,000	124,817
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	107,000	111,074
Apache Corp.
2.63%, 01/15/2023	58,000	56,531
3.25%, 04/15/2022 (F)	12,000	12,009
4.75%, 04/15/2043	57,000	53,594
6.00%, 01/15/2037	56,000	61,144
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	191,000	193,549
BP Capital Markets America, Inc.
3.79%, 02/06/2024	1,000,000	1,037,773
BP Capital Markets PLC
3.54%, 11/04/2024	300,000	308,791
3.81%, 02/10/2024	116,000	120,592
Buckeye Partners, LP
3.95%, 12/01/2026	23,000	21,867
4.88%, 02/01/2021	300,000	307,366
5.85%, 11/15/2043	100,000	99,438
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	100,000	102,058
5.85%, 02/01/2035	70,000	78,407
6.45%, 06/30/2033	264,000	316,153
7.20%, 01/15/2032	20,000	25,118
Cenovus Energy, Inc.
6.75%, 11/15/2039	219,000	244,074
Chevron Corp.
2.36%, 12/05/2022	60,000	59,563
2.90%, 03/03/2024	54,000	54,618
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	230,000	229,307
CNOOC Finance USA LLC
3.50%, 05/05/2025	235,000	237,550
Ecopetrol SA
4.13%, 01/16/2025	100,000	101,001
5.38%, 06/26/2026	116,000	124,990
5.88%, 09/18/2023	71,000	77,550
Enable Midstream Partners, LP
4.95%, 05/15/2028	80,000	81,000
Enbridge, Inc.
3.70%, 07/15/2027	65,000	64,811
4.50%, 06/10/2044	100,000	100,529
Fixed until 03/01/2028, 6.25% (D), 03/01/2078	150,000	149,179
Encana Corp.
6.50%, 05/15/2019	40,000	40,098
7.20%, 11/01/2031	110,000	135,537
8.13%, 09/15/2030	100,000	128,315
Energy Transfer Operating, LP
3.60%, 02/01/2023	94,000	94,784
4.05%, 03/15/2025	123,000	124,718
4.75%, 01/15/2026	87,000	90,937
4.90%, 02/01/2024	199,000	209,816
6.05%, 06/01/2041	225,000	240,785
6.50%, 02/01/2042	39,000	43,324

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Eni SpA
4.00%, 09/12/2023 (A)	$ 200,000	$ 205,202
5.70%, 10/01/2040 (A)	125,000	135,626
Eni USA, Inc.
7.30%, 11/15/2027	70,000	85,199
EnLink Midstream Partners, LP
2.70%, 04/01/2019	131,000	131,000
Enterprise Products Operating LLC
3.75%, 02/15/2025	110,000	113,547
3.90%, 02/15/2024	158,000	164,032
4.95%, 10/15/2054	46,000	47,798
5.10%, 02/15/2045	39,000	42,712
5.75%, 03/01/2035	200,000	220,196
6.65%, 10/15/2034	100,000	125,889
7.55%, 04/15/2038	300,000	404,380
EOG Resources, Inc.
2.63%, 03/15/2023	36,000	35,739
EQT Corp.
3.90%, 10/01/2027	116,000	108,497
Equinor ASA
2.65%, 01/15/2024	214,000	213,014
3.25%, 11/10/2024	107,000	109,509
Kerr-McGee Corp.
7.88%, 09/15/2031	100,000	126,784
Kinder Morgan, Inc.
4.30%, 03/01/2028	375,000	387,374
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	66,584
4.20%, 12/01/2042	73,000	69,311
4.25%, 02/01/2021	167,000	171,010
Marathon Petroleum Corp.
3.63%, 09/15/2024	145,000	146,285
MPLX, LP
4.13%, 03/01/2027	104,000	104,655
4.50%, 04/15/2038	140,000	132,979
4.80%, 02/15/2029	195,000	205,273
5.20%, 03/01/2047	54,000	54,793
Noble Energy, Inc.
3.90%, 11/15/2024	120,000	121,120
6.00%, 03/01/2041	200,000	221,317
Occidental Petroleum Corp.
3.00%, 02/15/2027	78,000	77,583
4.63%, 06/15/2045	39,000	42,649
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	30,255
4.90%, 03/15/2025	200,000	212,731
5.00%, 09/15/2023	65,000	69,085
6.65%, 10/01/2036	210,000	240,228
Petro-Canada
6.80%, 05/15/2038	50,000	64,407
7.88%, 06/15/2026	168,000	203,517
Petroleos Mexicanos
4.63%, 09/21/2023 (F)	208,000	204,882
4.88%, 01/18/2024 (F)	44,000	43,318
5.35%, 02/12/2028	99,000	91,872
6.35%, 02/12/2048	153,000	134,892
6.38%, 02/04/2021 - 01/23/2045	218,000	209,774
6.50%, 03/13/2027	650,000	654,550
6.75%, 09/21/2047	201,000	184,518
Phillips 66
3.90%, 03/15/2028	140,000	142,440
4.30%, 04/01/2022	17,000	17,733
Phillips 66 Partners, LP
3.55%, 10/01/2026	34,000	33,408
4.90%, 10/01/2046	72,000	73,286
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	250,000	249,163

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline, LP / PAA Finance Corp. (continued)
4.30%, 01/31/2043	$ 100,000	$ 86,171
4.65%, 10/15/2025	50,000	52,092
Shell International Finance BV
3.50%, 11/13/2023	525,000	542,736
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	69,120
8.00%, 03/01/2032	56,000	76,241
Spectra Energy Partners, LP
3.50%, 03/15/2025	125,000	124,998
5.95%, 09/25/2043	63,000	74,064
Suncor Energy, Inc.
5.95%, 12/01/2034	140,000	168,867
Sunoco Logistics Partners Operations, LP
4.95%, 01/15/2043	198,000	184,695
5.30%, 04/01/2044	50,000	49,004
5.35%, 05/15/2045	133,000	130,097
5.50%, 02/15/2020	180,000	183,061
5.95%, 12/01/2025	147,000	162,586
6.10%, 02/15/2042	150,000	160,770
TC PipeLines, LP
3.90%, 05/25/2027	70,000	69,224
Total Capital International SA
3.75%, 04/10/2024	29,000	30,200
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	162,000	175,176
6.20%, 10/15/2037	100,000	118,789
Valero Energy Corp.
7.50%, 04/15/2032	65,000	82,939
Western Midstream Operating, LP
4.00%, 07/01/2022	69,000	69,979
5.45%, 04/01/2044	168,000	160,567
Williams Cos., Inc.
3.90%, 01/15/2025	68,000	69,407
4.85%, 03/01/2048	133,000	132,501

		15,566,167

Personal Products - 0.0% (E)
Unilever Capital Corp.
3.38%, 03/22/2025 (F)	100,000	102,073

Pharmaceuticals - 0.5%
Allergan Funding SCS
3.45%, 03/15/2022	139,000	140,252
3.85%, 06/15/2024	302,000	305,743
Allergan, Inc.
3.38%, 09/15/2020	67,000	67,314
AstraZeneca PLC
6.45%, 09/15/2037	100,000	127,393
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,103
5.25%, 06/23/2045	9,000	9,861
Bayer US Finance II LLC
4.70%, 07/15/2064 (A)	97,000	80,630
Bayer US Finance LLC
3.38%, 10/08/2024 (A)	200,000	195,537
ELI Lilly & Co.
4.15%, 03/15/2059	170,000	174,879
Johnson & Johnson
3.40%, 01/15/2038	247,000	243,043
4.38%, 12/05/2033	46,000	51,584
Merck & Co., Inc.
3.70%, 02/10/2045	20,000	19,800
3.90%, 03/07/2039	290,000	298,420
Mylan NV
2.50%, 06/07/2019	89,000	88,933
3.95%, 06/15/2026	70,000	66,782

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Mylan, Inc.
5.40%, 11/29/2043	$ 50,000	$ 45,915
Pfizer, Inc.
3.90%, 03/15/2039	300,000	310,876
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	210,000	207,408
2.88%, 09/23/2023	111,000	109,544
3.20%, 09/23/2026	189,000	182,764
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	74,000	73,658

		2,820,439

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027 (A)	325,000	333,302

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	50,554
3.05%, 03/15/2022	87,000	88,029
3.45%, 09/15/2021	22,000	22,381
3.75%, 04/01/2024	124,000	129,446
4.38%, 09/01/2042	88,000	93,870
5.15%, 09/01/2043	154,000	181,453
6.15%, 05/01/2037	70,000	89,569
6.70%, 08/01/2028	50,000	62,785
Canadian Pacific Railway Co.
2.90%, 02/01/2025	208,000	203,854
6.13%, 09/15/2115	57,000	70,005
7.13%, 10/15/2031	50,000	66,368
CSX Corp.
4.75%, 11/15/2048	200,000	216,430
5.50%, 04/15/2041	37,000	42,703
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	185,000	187,837
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	34,076
4.05%, 08/15/2052	150,000	145,546
Ryder System, Inc.
2.50%, 05/11/2020, MTN	113,000	112,662
2.65%, 03/02/2020, MTN	79,000	78,872
Union Pacific Corp.
4.10%, 09/15/2067	80,000	73,051
Union Pacific Railroad Co. Pass-Through Trust
4.70%, 01/02/2024	23,947	24,847

		1,974,338

Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc.
3.13%, 12/05/2023	73,000	73,522
4.50%, 12/05/2036	140,000	139,812
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	422,000	420,915
Broadcom, Inc.
4.75%, 04/15/2029	800,000	796,200
Intel Corp.
3.70%, 07/29/2025	107,000	112,157
4.00%, 12/15/2032	221,000	241,853

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
3.25%, 05/20/2027	$ 157,000	$ 153,405

		1,937,864

Software - 0.4%
Microsoft Corp.
3.30%, 02/06/2027	139,000	142,701
3.50%, 02/12/2035	185,000	187,505
3.95%, 08/08/2056	88,000	91,780
4.00%, 02/12/2055	57,000	59,679
4.10%, 02/06/2037	250,000	271,911
4.20%, 11/03/2035	103,000	113,241
4.50%, 02/06/2057	170,000	194,607
4.75%, 11/03/2055	109,000	131,213
Oracle Corp.
2.95%, 11/15/2024	500,000	500,906
3.90%, 05/15/2035	240,000	245,350
4.30%, 07/08/2034	200,000	214,421
6.13%, 07/08/2039	82,000	105,208
VMware, Inc.
2.95%, 08/21/2022	288,000	284,945

		2,543,467

Specialty Retail - 0.2%
AutoZone, Inc.
2.50%, 04/15/2021	100,000	99,408
Home Depot, Inc.
3.90%, 12/06/2028 (F)	500,000	531,307
4.20%, 04/01/2043	121,000	126,705
Lowe’s Cos., Inc.
3.13%, 09/15/2024	75,000	75,462
3.38%, 09/15/2025	119,000	119,513
4.65%, 04/15/2042	54,000	54,750
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	124,000	123,497

		1,130,642

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	259,000	250,222
2.85%, 05/11/2024	199,000	199,594
2.90%, 09/12/2027	274,000	270,114
3.00%, 02/09/2024 - 06/20/2027	604,000	608,170
3.20%, 05/13/2025 - 05/11/2027	335,000	339,598
3.35%, 02/09/2027	276,000	281,673
3.45%, 05/06/2024 - 02/09/2045	205,000	201,504
3.75%, 09/12/2047	350,000	348,246
3.85%, 08/04/2046	181,000	183,037
4.50%, 02/23/2036	85,000	95,295
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	340,000	365,687

		3,143,140

Tobacco - 0.0% (E)
BAT Capital Corp.
4.39%, 08/15/2037	68,000	60,842

Trading Companies & Distributors - 0.2%
Air Lease Corp.
3.25%, 03/01/2025	194,000	186,793
3.63%, 04/01/2027	70,000	65,867
BOC Aviation, Ltd.
2.38%, 09/15/2021 (A)	200,000	195,136
2.75%, 09/18/2022 (A)	200,000	195,654

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
International Lease Finance Corp.
5.88%, 08/15/2022	$ 200,000	$ 215,625
8.63%, 01/15/2022	200,000	227,156

		1,086,231

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	100,000	97,714
4.13%, 08/01/2023 (A)	277,000	285,087

		382,801

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	183,000	186,631
4.00%, 12/01/2046	86,000	85,790

		272,421

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
6.13%, 03/30/2040	100,000	124,737
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	125,000	125,286
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (A)	270,000	269,919
Vodafone Group PLC
4.13%, 05/30/2025 (F)	170,000	173,249
5.00%, 05/30/2038	147,000	145,188
5.25%, 05/30/2048	172,000	170,517

		1,008,896

Total Corporate Debt Securities (Cost $151,212,229)		153,023,749

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	206,202
5.00%, 06/15/2045	200,000	209,840
7.38%, 09/18/2037	100,000	130,750

		546,792

Israel - 0.8%
Israel Government AID Bond
5.50%, 09/18/2033	100,000	129,372
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	840,989
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	3,480,000	3,002,160
Series 2004-Z,
08/15/2023	1,000,000	894,243

		4,866,764

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	210,000	207,417
4.13%, 01/21/2026	200,000	204,200
4.35%, 01/15/2047	104,000	97,344

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
5.55%, 01/21/2045 (F)	$ 448,000	$ 490,659
4.75%, 03/08/2044, MTN	60,000	58,950

		1,058,570

Panama - 0.0% (E)
Panama Government International Bond
4.50%, 04/16/2050	200,000	208,800

Peru - 0.0% (E)
Peru Government International Bond
5.63%, 11/18/2050	36,000	46,188

Supranational - 0.0% (E)
African Development Bank
8.80%, 09/01/2019	225,000	230,640

Total Foreign Government Obligations (Cost $6,911,637)		6,957,754

MORTGAGE-BACKED SECURITIES - 4.0%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	211,038	221,184
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	155,829	149,490
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	51,781	48,408
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month LIBOR + 4.75%, 2.26% (D), 07/25/2035	266,101	24,087
Series 2005-22T1, Class A2,
(1.00) * 1-Month LIBOR + 5.07%, 2.58% (D), 06/25/2035	563,639	60,759
Series 2005-J1, Class 1A4,
(1.00) * 1-Month LIBOR + 5.10%, 2.61% (D), 02/25/2035	40,824	578
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	101,024
Series 2014-520M, Class C,
4.21% (D), 08/15/2046 (A)	200,000	187,764
Banc of America Funding Trust
Series 2005-E, Class 4A1,
4.71% (D), 03/20/2035	34,827	35,108
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	18,564	15,929
Series 2005-7, Class 30,
11/25/2035	20,805	17,555
Series 2005-8, Class 30,
01/25/2036	5,874	4,468
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
4.76% (D), 11/25/2033	73,954	74,693
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	558,966
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	67,000	66,649
BCAP LLC Trust
Series 2010-RR7, Class 2A1,
4.32% (D), 07/26/2045 (A)	51,397	51,181

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 3.13% (D), 07/25/2034	$ 116,325	$ 115,721
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 4.91% (D), 02/25/2036	50,199	50,635
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class C,
5.06% (D), 09/11/2042	65,528	65,521
CD Mortgage Trust
Series 2006-CD3, Class AM,
5.65%, 10/15/2048	276,293	285,423
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.62% (D), 02/25/2037	68,502	69,645
Series 2007-A2, Class 2A1,
4.51% (D), 07/25/2037	30,802	31,421
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	55,525	56,783
Series 2004-3, Class A4,
5.75%, 04/25/2034	33,315	33,956
Series 2004-7, Class 2A1,
4.08% (D), 06/25/2034	17,184	17,751
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	260	262
Series 2004-HYB1, Class 2A,
4.17% (D), 05/20/2034	12,610	12,665
Series 2005-22, Class 2A1,
4.05% (D), 11/25/2035	104,748	91,970
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	13,857	14,108
COMM Mortgage Trust
Series 2013-SFS, Class A2,
2.99% (D), 04/12/2035 (A)	125,000	125,427
Series 2014-TWC, Class A,
1-Month LIBOR + 0.85%, 3.35% (D), 02/13/2032 (A)	2,015,000	2,015,002
Series 2014-TWC, Class B,
1-Month LIBOR + 1.60%, 4.10% (D), 02/13/2032 (A)	500,000	500,000
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	438,018
Series 2018-HOME, Class A,
3.82% (D), 04/10/2033 (A)	1,160,000	1,205,081
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.61% (D), 07/10/2038	13,618	13,695
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	21,251	21,991
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	2,359	2,227
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	32,161	32,862
Federal Home Loan Mortgage Corp.
Series K070, Class A2,
3.30% (D), 11/25/2027	553,000	569,036

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K077, Class AM,
3.85% (D), 05/25/2028	$ 1,340,000	$ 1,428,022
Series W5FX, Class AFX,
2.97% (D), 04/25/2028	465,000	470,477
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2004-C3, Class B,
4.97%, 12/10/2041	1,289	1,287
GS Mortgage Securities Corp. II
Series 2013-KING, Class A,
2.71%, 12/10/2027 (A)	119,127	118,933
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	750,000	763,902
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.39% (D), 08/10/2044 (A)	103,000	99,888
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 2.84% (D), 03/25/2035 (A)	145,039	134,868
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.84% (D), 09/25/2035 (A)	90,085	79,944
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	51,038	52,240
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	22,842	23,464
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	47,769	49,954
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	66,805	55,358
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (D), 08/25/2022 (A)	1,135,000	1,123,423
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.84% (D), 05/25/2036	83,464	82,363
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.84% (D), 08/25/2036	19,182	18,846
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	765,000	788,903
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.29% (D), 05/15/2045	91,593	108
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
4.63% (D), 11/25/2033	25,658	26,301
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	154,000	160,381
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.73% (D), 04/21/2034	30,798	31,648
Series 2004-13, Class 3A7,
4.47% (D), 11/21/2034	17,655	18,140
Series 2004-3, Class 4A2,
4.17% (D), 04/25/2034	15,214	14,266
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	2,059	2,058
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	48	48

The notes are an integral part of this report. Transamerica Series Trust	Page 17

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
05/28/2035 (A)	$ 12,604	$ 9,100
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 3.11% (D), 10/25/2028	247,970	247,275
Series 2004-1, Class 2A1,
4.31% (D), 12/25/2034	54,249	54,290
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 2.95% (D), 04/25/2029	166,929	164,342
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	296,986	300,510
Morgan Stanley Capital I Trust
Series 2011-C3, Class A3,
4.05%, 07/15/2049	36,101	36,126
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	9,189	9,341
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,096	10,539
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	153,981	36,022
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month LIBOR + 16.62%, 11.43% (D), 10/25/2017	52	55
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	841	838
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	160,803
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,492,316	1,504,921
Seasoned Loans Structured Transaction
Series 2018-2, Class A1,
3.50%, 11/25/2028	2,422,749	2,474,196
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 3.25% (D), 04/20/2033	105,895	103,753
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 3.09% (D), 12/20/2034	80,497	79,241
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 3.19% (D), 09/20/2034	207,428	204,317
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 3.17% (D), 10/20/2034	137,731	134,478
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
4.57% (D), 02/25/2034	218,188	218,601

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 3.18% (D), 01/19/2034	$ 252,553	$ 246,696
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 3.18% (D), 03/19/2034	217,643	214,814
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 3.14% (D), 10/19/2034	38,505	38,023
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.73% (D), 07/19/2035	118,788	117,279
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
4.07% (D), 12/25/2044	80,906	81,309
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class C,
5.48% (D), 08/15/2039	240,000	240,073
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	231,000	234,365
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	132,840
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	290,810
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.32% (D), 05/10/2063 (A)	743,940	27,021
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (D), 12/15/2020	1,200,000	1,200,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	547,884
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	405,259
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.08% (D), 03/15/2045 (A)	580,777	3
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
4.30% (D), 10/25/2033	74,989	75,732
Series 2003-AR6, Class A1,
4.23% (D), 06/25/2033	22,473	22,774
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	45,428	46,638
Series 2003-S9, Class A8,
5.25%, 10/25/2033	44,710	45,354
Series 2004-AR3, Class A2,
4.05% (D), 06/25/2034	13,175	13,416
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	127,691	122,559
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month LIBOR + 5.05%, 2.56% (D), 04/25/2035	403,292	41,362
Series 2005-3, Class CX,
5.50%, 05/25/2035	145,898	28,139

The notes are an integral part of this report. Transamerica Series Trust	Page 18

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
03/25/2033	$ 2,137	$ 1,905
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.71% (D), 03/18/2028 (A)	400,000	398,071
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	228,561	228,268
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,084,735
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
4.46% (D), 06/25/2033	70,483	71,399
Series 2003-K, Class 1A1,
4.68% (D), 11/25/2033	9,361	9,516
Series 2004-EE, Class 3A1,
4.66% (D), 12/25/2034	60,298	62,503
Series 2004-I, Class 1A1,
4.84% (D), 07/25/2034	67,513	69,139
Series 2004-P, Class 2A1,
4.64% (D), 09/25/2034	66,193	68,026
Series 2004-V, Class 1A1,
4.65% (D), 10/25/2034	20,767	21,167
Series 2005-AR16, Class 2A1,
5.02% (D), 02/25/2034	47,980	49,255
Series 2005-AR3, Class 1A1,
2.48% (D), 03/25/2035	221,739	228,632
Series 2005-AR8, Class 2A1,
4.90% (D), 06/25/2035	14,736	15,214

Total Mortgage-Backed Securities (Cost $24,720,361)		25,160,793

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (E)
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	65,000	84,018

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	252,074
5.65%, 11/01/2040	155,000	200,578

		452,652

Ohio - 0.0% (E)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	106,000	110,180
4.80%, 06/01/2111	130,000	150,290

		260,470

Total Municipal Government Obligations (Cost $707,855)		797,140

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.9%
Federal Home Loan Banks
5.50%, 07/15/2036	150,000	200,042
Federal Home Loan Mortgage Corp.
3.00%, 08/15/2042 - 01/15/2044	2,749,491	2,733,041

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Month LIBOR + 0.55%, 3.03% (D), 07/15/2042 - 03/15/2044	$ 1,607,325	$ 1,617,427
3.50%, 01/01/2032 - 06/01/2043	2,535,860	2,589,727
4.00%, 06/01/2042 - 01/01/2046	2,337,588	2,420,046
1-Year CMT + 2.25%, 4.13% (D), 05/01/2036	21,110	22,300
6-Month LIBOR + 1.73%, 4.29% (D), 10/01/2036	22,317	23,207
12-Month LIBOR + 1.94%, 4.46% (D), 06/01/2036	89,167	93,993
4.50%, 05/01/2041	244,493	258,879
6-Month LIBOR + 1.73%, 4.51% (D), 07/01/2036	32,904	34,211
6-Month LIBOR + 1.66%, 4.54% (D), 08/01/2036	25,045	25,988
12-Month LIBOR + 1.69%, 4.61% (D), 12/01/2036	4,233	4,438
1-Year CMT + 2.25%, 4.63% (D), 02/01/2036	71,593	75,209
12-Month LIBOR + 1.67%, 4.63% (D), 11/01/2036	24,132	25,268
6-Month LIBOR + 1.90%, 4.70% (D), 03/01/2037	21,094	22,003
1-Year CMT + 2.37%, 4.71% (D), 09/01/2034	36,172	38,078
1-Year CMT + 2.36%, 4.73% (D), 10/01/2036	25,453	26,877
1-Year CMT + 2.25%, 4.95% (D), 01/01/2035	25,727	27,026
6-Month LIBOR + 2.11%, 4.99% (D), 02/01/2037	41,764	43,924
5.50%, 06/01/2020 - 08/01/2038	29,852	32,791
6.00%, 10/01/2019 - 12/01/2034	104,939	111,463
6.50%, 09/01/2019 - 11/01/2036	23,453	27,317
7.00%, 01/01/2031	58,637	65,743
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.27%, 01/25/2023	1,500,000	1,475,334
2.36%, 08/25/2022	703,587	698,036
2.60%, 09/25/2020	43,819	43,680
2.62%, 01/25/2023	1,250,000	1,247,409
2.72%, 07/25/2026	896,000	880,793
2.77%, 05/25/2025	750,000	747,825
2.81%, 09/25/2024	591,000	592,090
2.84%, 09/25/2022	574,000	578,360
2.93%, 01/25/2023	652,408	661,690
3.04%, 07/25/2024	2,500,000	2,534,651
3.08%, 01/25/2031	1,179,000	1,181,887
1-Month LIBOR + 0.70%, 3.19% (D), 09/25/2022	229,126	229,270
3.39%, 03/25/2024	857,000	885,740
3.49%, 01/25/2024	1,300,000	1,348,450
3.69%, 01/25/2029	1,045,000	1,106,466
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.83% (D), 06/15/2043	993,465	987,415
1-Month LIBOR + 0.40%, 2.88% (D), 10/15/2041	313,306	313,579
1-Month LIBOR + 0.40%, 2.91% (D), 07/15/2037	208,650	208,015
1-Month LIBOR + 0.44%, 2.92% (D), 02/15/2037	8,156	8,170
1-Month LIBOR + 0.45%, 2.93% (D), 08/15/2039	170,427	171,181

The notes are an integral part of this report. Transamerica Series Trust	Page 19

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
1-Month LIBOR + 0.55%, 3.03% (D), 08/15/2037	$ 498,677	$ 502,437
1-Month LIBOR + 0.68%, 3.16% (D), 11/15/2037	270,325	274,076
4.00%, 12/15/2041	326,738	344,768
5.00%, 12/15/2022 - 05/15/2041	575,093	636,991
5.50%, 12/15/2022 - 05/15/2038	550,688	605,051
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (D), 05/15/2041	80,414	82,872
6.00%, 05/15/2027 - 04/15/2036	998,897	1,098,607
6.38%, 03/15/2032	81,339	91,383
6.40%, 11/15/2023	20,230	21,090
6.50%, 08/15/2031 - 07/15/2036	434,373	489,860
7.00%, 03/15/2024 - 05/15/2032	662,948	743,400
(1.25) * 1-Month LIBOR + 10.13%, 7.02% (D), 07/15/2032	43,470	49,047
7.25%, 09/15/2030 - 12/15/2030	169,840	194,467
7.50%, 02/15/2023 - 08/15/2030	65,738	71,659
8.00%, 01/15/2030	134,415	156,365
(2.00) * 1-Month LIBOR + 13.29%, 8.32% (D), 07/15/2033	32,468	38,123
(3.33) * 1-Month LIBOR + 17.50%, 9.22% (D), 02/15/2040	76,951	93,415
(1.83) * 1-Month LIBOR + 14.76%, 10.20% (D), 09/15/2033	6,983	8,389
(3.67) * 1-Month LIBOR + 24.49%, 15.39% (D), 06/15/2034	34,141	38,948
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.48% (D), 01/15/2040	94,965	3,981
(1.00) * 1-Month LIBOR + 6.00%, 3.52% (D), 11/15/2037 - 02/15/2039	107,582	13,748
(1.00) * 1-Month LIBOR + 6.20%, 3.72% (D), 06/15/2038	220,020	30,822
(1.00) * 1-Month LIBOR + 6.37%, 3.89% (D), 10/15/2037	435,698	61,774
(1.00) * 1-Month LIBOR + 6.42%, 3.94% (D), 11/15/2037	48,816	4,885
(1.00) * 1-Month LIBOR + 6.80%, 4.32% (D), 04/15/2038	39,474	5,390
(1.00) * 1-Month LIBOR + 7.10%, 4.62% (D), 07/15/2036	13,970	791
(1.00) * 1-Month LIBOR + 8.00%, 5.52% (D), 03/15/2032	27,909	4,674
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 01/15/2040	196,780	173,183
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.60% (D), 10/25/2044	178,338	180,221
3.90% (D), 08/25/2028	860,000	925,733
5.44% (D), 07/25/2032	146,112	157,458
6.50%, 02/25/2043	136,332	158,045
7.00%, 02/25/2043	41,208	47,591
7.50% (D), 08/25/2042	61,156	73,936
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	42,036	8,335
Federal National Mortgage Association
Zero Coupon, 10/09/2019	675,000	666,341
1.94%, 07/01/2019	911,221	908,715
2.34%, 01/01/2023	901,338	897,651
2.38%, 12/01/2022 - 10/01/2026	1,917,797	1,889,971
2.39% (D), 01/25/2023	728,750	722,038
2.46%, 02/01/2023	860,334	860,453

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.49%, 05/25/2026	$ 1,000,000	$ 977,422
2.51%, 06/01/2023	886,716	888,827
2.52%, 05/01/2023	1,000,000	999,742
2.57%, 08/01/2028	2,850,000	2,764,831
2.65%, 08/01/2022	500,000	501,655
2.67%, 07/01/2022	1,500,000	1,505,584
2.70%, 07/01/2026	1,500,000	1,493,519
2.71%, 04/01/2023	1,291,589	1,297,398
1-Month LIBOR + 0.26%, 2.75% (D), 11/25/2046	132,290	130,312
2.77%, 06/01/2023	739,596	744,682
1-Month LIBOR + 0.35%, 2.84% (D), 09/25/2042	469,078	466,791
1-Month LIBOR + 0.35%, 2.85% (D), 01/01/2023	581,641	581,510
2.90%, 06/25/2027	1,345,315	1,332,699
2.92%, 12/01/2024	1,000,000	1,016,521
2.97%, 06/01/2030	1,321,000	1,301,602
2.98%, 08/25/2029	733,000	719,695
1-Month LIBOR + 0.50%, 2.98% (D), 08/25/2019	13,728	13,694
1-Month LIBOR + 0.48%, 2.99% (D), 09/01/2024	911,312	906,450
3.00%, 01/01/2043	573,887	574,265
3.02% (D), 08/25/2024	636,000	647,172
3.03%, 12/01/2021	430,792	436,667
1-Month LIBOR + 0.55%, 3.04% (D), 08/25/2042	416,446	419,826
3.04% (D), 03/25/2028	546,000	549,574
3.08%, 01/01/2028	2,000,000	2,024,066
3.08% (D), 06/25/2027	1,016,000	1,027,696
3.09% (D), 04/25/2027 - 02/25/2030	1,559,000	1,566,313
3.10%, 09/01/2025 - 01/01/2028	2,992,582	3,044,208
3.12%, 11/01/2026	978,208	999,103
3.16%, 01/01/2030	2,000,000	2,019,892
3.18% (D), 04/25/2029	937,000	948,965
3.24%, 10/01/2026 - 12/01/2026	1,922,941	1,980,365
3.26%, 04/01/2029	2,000,000	2,043,533
3.29%, 08/01/2026	2,500,000	2,587,815
3.30%, 12/01/2026 - 03/01/2029	2,180,876	2,246,239
3.33%, 05/01/2028	2,073,265	2,136,629
3.34%, 02/01/2027 - 07/01/2030	2,000,000	2,054,032
3.36%, 12/01/2027	1,044,647	1,073,710
3.38%, 12/01/2023	1,470,150	1,518,514
3.38% (D), 07/25/2028	997,000	1,027,980
1-Month LIBOR + 0.93%, 3.41% (D), 11/25/2022	274,737	275,249
3.42%, 05/01/2024	600,000	623,112
3.45%, 01/01/2024	966,849	1,001,688
3.50%, 12/01/2027 - 01/01/2044	6,019,847	6,179,658
3.55% (D), 09/25/2028	1,000,000	1,045,258
3.57%, 07/01/2028	1,193,201	1,249,496
3.59%, 10/01/2020	59,942	60,474
3.63% (D), 11/25/2028	1,710,000	1,799,966
3.64% (D), 08/25/2030	1,100,000	1,150,563
3.66%, 10/01/2028	1,192,583	1,256,218
3.67%, 09/01/2028	1,142,000	1,205,124
3.74%, 07/01/2023	481,859	505,920
3.76%, 06/25/2021 - 12/01/2035	2,108,712	2,193,414
3.80%, 02/01/2031	1,397,963	1,492,364
3.81%, 12/01/2028	730,000	779,980
3.82%, 09/01/2028	1,795,099	1,915,195
3.86%, 07/01/2021	871,678	896,651
3.92%, 08/01/2021	1,373,050	1,413,486
3.94%, 07/01/2021	500,000	514,706
3.97%, 06/01/2021 - 07/01/2021	889,970	915,390
3.98%, 08/01/2021	900,367	927,355

The notes are an integral part of this report. Transamerica Series Trust	Page 20

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.99%, 07/01/2021	$ 200,447	$ 206,343
4.00%, 07/01/2042 - 03/01/2048	3,522,313	3,660,773
4.02%, 08/01/2021 - 11/01/2028	1,496,383	1,562,257
4.05%, 08/01/2021	728,130	751,535
4.06%, 07/01/2021	959,211	989,277
4.23%, 03/01/2020	794,527	803,584
4.25%, 04/01/2021	500,000	513,480
4.26%, 06/01/2021	295,963	304,715
4.38%, 04/01/2020	134,052	136,096
4.45%, 07/01/2026	443,896	490,698
1-Year CMT + 2.23%, 4.64% (D), 01/01/2036	23,836	25,037
12-Month LIBOR + 1.79%, 4.91% (D), 01/01/2038	7,085	7,304
5.00%, 04/01/2019 - 06/01/2048	1,535,309	1,633,618
5.50%, 07/01/2022 - 05/01/2036	185,289	196,196
6.00%, 12/01/2032 - 11/01/2037	306,756	333,033
6.50%, 08/01/2020 - 10/01/2036	55,445	62,554
8.00%, 11/01/2037	3,716	4,073
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 2.74% (D), 06/27/2036	26,579	26,086
1-Month LIBOR + 0.30%, 2.79% (D), 08/25/2041	192,604	191,751
1-Month LIBOR + 0.35%, 2.84% (D), 04/25/2035 - 08/25/2036	73,387	73,566
1-Month LIBOR + 0.40%, 2.89% (D), 10/25/2042	455,919	453,831
1-Month LIBOR + 0.50%, 2.99% (D), 05/25/2035 - 10/25/2042	950,366	952,274
3.00%, 01/25/2046	493,525	495,921
4.00%, 10/25/2025 - 04/25/2033	750,092	776,674
(1.33) * 1-Month LIBOR + 7.47%, 4.15% (D), 08/25/2033	48,488	49,507
4.50%, 07/25/2029	1,000,000	1,066,846
5.00%, 09/25/2023 - 08/25/2040	1,240,196	1,374,525
5.36% (D), 12/25/2042	104,757	111,422
5.50%, 04/25/2023 - 07/25/2038	1,214,949	1,299,919
5.75%, 06/25/2033	169,647	185,828
5.88% (D), 12/25/2042	56,822	61,596
6.00% (D), 07/25/2023	55,629	58,611
6.00%, 11/25/2032 - 11/25/2039	368,489	407,345
6.50%, 02/25/2022 - 05/25/2044	408,637	458,188
6.50% (D), 10/25/2042	19,707	22,085
(1.88) * 1-Month LIBOR + 11.28%, 6.61% (D), 07/25/2035	73,999	85,369
7.00%, 03/25/2031 - 11/25/2041	745,781	855,964
(2.50) * 1-Month LIBOR + 13.75%, 7.53% (D), 07/25/2033	21,219	24,148
8.00%, 05/25/2022	7,037	7,399
(1.67) * 1-Month LIBOR + 12.50%, 8.36% (D), 09/25/2033	8,883	10,348
(2.00) * 1-Month LIBOR + 14.00%, 9.03% (D), 03/25/2038	5,557	6,237
(2.75) * 1-Month LIBOR + 16.50%, 9.66% (D), 05/25/2034	19,874	23,593
(1.83) * 1-Month LIBOR + 14.48%, 9.93% (D), 12/25/2032	5,840	6,925
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (D), 03/25/2032	3,730	4,616
(2.00) * 1-Month LIBOR + 15.50%, 10.54% (D), 11/25/2031	19,588	24,675
(2.50) * 1-Month LIBOR + 17.38%, 11.16% (D), 07/25/2035	62,205	79,949

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
(2.75) * 1-Month LIBOR + 19.53%, 12.69% (D), 04/25/2034 - 05/25/2034	$ 114,857	$ 151,928
(2.75) * 1-Month LIBOR + 19.80%, 12.96% (D), 08/25/2032	1,839	1,843
(4.00) * 1-Month LIBOR + 24.00%, 14.06% (D), 05/25/2034	9,951	12,866
(3.50) * 1-Month LIBOR + 23.10%, 14.40% (D), 06/25/2035	45,586	51,821
(3.67) * 1-Month LIBOR + 24.57%, 15.45% (D), 03/25/2036	18,770	27,553
(4.00) * 1-Month LIBOR + 26.20%, 16.26% (D), 10/25/2036	6,915	9,869
(4.00) * 1-Month LIBOR + 26.56%, 16.62% (D), 12/25/2036	8,889	12,078
(3.25) * 1-Month LIBOR + 25.19%, 17.11% (D), 02/25/2032	2,561	3,428
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.90% (D), 08/25/2042	293,676	6,874
1.46% (D), 04/25/2041	65,051	3,520
1.55% (D), 01/25/2038	36,415	1,375
(1.00) * 1-Month LIBOR + 5.85%, 3.36% (D), 09/25/2038	127,842	14,270
(1.00) * 1-Month LIBOR + 5.91%, 3.42% (D), 02/25/2038	77,950	11,050
(1.00) * 1-Month LIBOR + 6.10%, 3.61% (D), 06/25/2037	37,754	5,182
(1.00) * 1-Month LIBOR + 6.18%, 3.69% (D), 12/25/2039	13,627	1,598
(1.00) * 1-Month LIBOR + 6.20%, 3.71% (D), 03/25/2038	11,403	1,537
(1.00) * 1-Month LIBOR + 6.42%, 3.93% (D), 04/25/2040	19,825	2,609
(1.00) * 1-Month LIBOR + 6.50%, 4.01% (D), 06/25/2023	8,426	251
(1.00) * 1-Month LIBOR + 6.53%, 4.04% (D), 01/25/2041	286,675	54,671
(1.00) * 1-Month LIBOR + 6.54%, 4.05% (D), 09/25/2037	48,770	8,329
(1.00) * 1-Month LIBOR + 6.55%, 4.06% (D), 02/25/2039	33,367	5,522
(1.00) * 1-Month LIBOR + 6.58%, 4.09% (D), 06/25/2036	31,415	5,027
(1.00) * 1-Month LIBOR + 6.70%, 4.21% (D), 03/25/2036	552,400	99,533
(1.00) * 1-Month LIBOR + 7.15%, 4.66% (D), 07/25/2037	83,898	16,791
6.50%, 05/25/2033	24,084	5,296
7.00%, 06/25/2033	31,178	7,216
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	1,851,944	1,528,986
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	49,941	45,191
05/15/2030, MTN	400,000	286,939
FREMF Mortgage Trust
3.58% (D), 11/25/2049 (A)	529,000	522,386
3.68% (D), 01/25/2048 (A)	760,000	767,310
3.84% (D), 07/25/2049 (A)	420,000	421,825
4.07% (D), 11/25/2047 (A)	490,000	491,285
Government National Mortgage Association
1.65%, 01/20/2063	852,166	843,044
2.00%, 05/16/2049	126,210	120,623
2.07% (D), 07/16/2048	42,028	40,520

The notes are an integral part of this report. Transamerica Series Trust	Page 21

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
2.50%, 09/16/2056	$ 51,992	$ 51,140
1-Month LIBOR + 0.30%, 2.81% (D), 08/20/2060	9,404	9,392
1-Month LIBOR + 0.34%, 2.85% (D), 12/20/2062	262,277	261,218
1-Month LIBOR + 0.40%, 2.91% (D), 12/20/2060	635,891	634,476
1-Month LIBOR + 0.41%, 2.92% (D), 03/20/2063	647,563	646,225
1-Month LIBOR + 0.43%, 2.94% (D), 04/20/2060	48,259	48,210
1-Month LIBOR + 0.45%, 2.96% (D), 03/20/2060 - 08/20/2067	1,596,800	1,595,213
1-Month LIBOR + 0.47%, 2.98% (D), 01/20/2061 - 08/20/2065	2,995,163	2,992,903
1-Month LIBOR + 0.48%, 2.99% (D), 02/20/2065	1,111,795	1,111,134
1-Month LIBOR + 0.50%, 3.01% (D), 06/20/2064 - 07/20/2064	3,091,748	3,092,228
1-Month LIBOR + 0.52%, 3.02% (D), 10/20/2062	322,094	322,246
1-Month LIBOR + 0.52%, 3.03% (D), 09/20/2065	547,297	547,807
1-Month LIBOR + 0.55%, 3.06% (D), 07/20/2062	8,336	8,342
1-Month LIBOR + 0.58%, 3.09% (D), 09/20/2062 - 05/20/2066	815,418	816,325
1-Month LIBOR + 0.65%, 3.16% (D), 01/20/2064 - 03/20/2064	2,296,922	2,306,118
1-Month LIBOR + 0.66%, 3.17% (D), 12/20/2065	440,948	443,849
1-Month LIBOR + 0.70%, 3.21% (D), 05/20/2061	12,019	12,048
3.50%, 11/20/2039 - 06/20/2046	1,733,372	1,764,251
1-Month LIBOR + 1.00%, 3.51% (D), 12/20/2066	470,788	478,236
4.50%, 05/20/2048 - 10/20/2048	5,381,929	5,670,432
4.76% (D), 10/20/2043	778,845	844,897
5.00%, 04/16/2023	53,051	53,162
5.48%, 01/20/2038	335,148	372,911
5.50%, 01/16/2033 - 09/20/2039	1,314,965	1,445,147
5.56%, 07/20/2040	247,372	274,981
5.86% (D), 12/20/2038	98,253	109,876
6.00%, 09/20/2038 - 08/20/2039	190,069	210,021
6.50%, 10/16/2024 - 06/20/2033	957,885	1,026,909
7.33%, 11/20/2030	13,909	13,887
(2.00) * 1-Month LIBOR + 13.40%, 8.42% (D), 10/20/2037	23,217	25,672
9.00%, 05/16/2027	8,207	8,198
(2.41) * 1-Month LIBOR + 16.43%, 10.45% (D), 06/17/2035	15,786	18,158
(2.20) * 1-Month LIBOR + 16.72%, 11.26% (D), 05/18/2034	904	1,026
(3.00) * 1-Month LIBOR + 20.21%, 12.74% (D), 09/20/2037	10,129	12,484
(2.75) * 1-Month LIBOR + 19.66%, 12.84% (D), 04/16/2034	37,295	50,836
(3.50) * 1-Month LIBOR + 23.28%, 14.57% (D), 04/20/2037	35,193	45,554
(4.91) * 1-Month LIBOR + 29.46%, 17.25% (D), 09/20/2034	18,898	26,577
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.70%, 3.21% (D), 12/20/2038	39,516	3,793
(1.00) * 1-Month LIBOR + 5.83%, 3.34% (D), 02/20/2038	67,171	7,550

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.00%, 3.51% (D), 11/20/2037	$ 61,114	$ 7,182
(1.00) * 1-Month LIBOR + 6.08%, 3.59% (D), 06/20/2039	42,191	4,758
(1.00) * 1-Month LIBOR + 6.10%, 3.61% (D), 10/20/2034	82,100	10,906
(1.00) * 1-Month LIBOR + 6.10%, 3.62% (D), 02/16/2039	23,547	2,893
(1.00) * 1-Month LIBOR + 6.20%, 3.71% (D), 03/20/2037 - 06/20/2038	135,023	15,647
(1.00) * 1-Month LIBOR + 6.27%, 3.79% (D), 04/20/2039	53,355	5,444
(1.00) * 1-Month LIBOR + 6.30%, 3.81% (D), 09/20/2035 - 03/20/2039	170,525	19,699
(1.00) * 1-Month LIBOR + 6.40%, 3.92% (D), 05/16/2038 - 06/16/2039	173,512	22,534
(1.00) * 1-Month LIBOR + 6.47%, 3.99% (D), 06/16/2037	52,299	6,664
(1.00) * 1-Month LIBOR + 6.55%, 4.06% (D), 11/20/2037 - 12/20/2037	56,966	7,302
(1.00) * 1-Month LIBOR + 6.75%, 4.26% (D), 07/20/2037	107,811	18,286
(1.00) * 1-Month LIBOR + 6.78%, 4.29% (D), 08/20/2037	75,791	8,100
(1.00) * 1-Month LIBOR + 6.81%, 4.33% (D), 04/16/2037	35,477	5,839
(1.00) * 1-Month LIBOR + 7.95%, 5.47% (D), 04/16/2032	60,778	458
5.50%, 10/16/2037	89,837	9,433
6.50%, 03/20/2039	29,892	7,485
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	153,716	138,078
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 01/15/2021	8,265,000	8,009,902
Resolution Funding Corp., Principal Only STRIPS
01/15/2026 - 10/15/2027	335,000	272,451
Tennessee Valley Authority
4.25%, 09/15/2065	397,000	472,911
4.63%, 09/15/2060	257,000	328,830
5.88%, 04/01/2036	550,000	736,939
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 03/15/2032	1,250,000	1,022,393
01/15/2038	150,000	79,311
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	265,936	294,162

Total U.S. Government Agency Obligations (Cost $180,379,392)		181,063,444

U.S. GOVERNMENT OBLIGATIONS - 26.7%
U.S. Treasury - 26.5%
U.S. Treasury Bond
2.25%, 08/15/2046	2,650,000	2,363,055
2.50%, 02/15/2045 - 02/15/2046	8,250,000	7,768,965
2.75%, 08/15/2042 - 11/15/2042	8,248,000	8,207,118
2.88%, 05/15/2043 - 08/15/2045	5,570,000	5,654,899
3.00%, 02/15/2048	240,000	248,316
3.13%, 02/15/2043 - 05/15/2048	2,299,000	2,436,576

The notes are an integral part of this report. Transamerica Series Trust	Page 22

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.63%, 08/15/2043 - 02/15/2044	$ 1,999,000	$ 2,297,819
3.75%, 11/15/2043	2,848,000	3,338,724
3.88%, 08/15/2040	1,020,000	1,214,557
4.25%, 05/15/2039 - 11/15/2040	1,400,000	1,753,334
4.38%, 05/15/2040 - 05/15/2041	4,100,000	5,225,660
5.25%, 02/15/2029	130,000	162,119
5.38%, 02/15/2031	42,400	55,107
U.S. Treasury Bond, Principal Only STRIPS
05/15/2022 - 11/15/2041	69,854,260	53,857,200
08/15/2031 (F)	1,000,000	725,582
U.S. Treasury Note
1.00%, 11/30/2019	400,000	396,250
1.13%, 07/31/2021	3,000,000	2,922,539
1.25%, 07/31/2023	3,000,000	2,877,656
1.38%, 05/31/2021 - 09/30/2023	7,500,000	7,277,519
1.50%, 08/15/2026	142,000	133,940
1.63%, 08/15/2022 - 02/15/2026	6,409,500	6,246,023
1.75%, 09/30/2022 - 05/15/2023	5,588,000	5,486,057
2.00%, 02/28/2021 - 11/15/2026	19,945,500	19,717,046
2.13%, 02/29/2024 - 05/15/2025	3,683,000	3,654,479
2.25%, 11/15/2024 - 02/15/2027	591,000	587,819
2.50%, 05/31/2020	369,000	369,461
2.63%, 08/15/2020 - 05/15/2021	17,982,000	18,043,292
2.75%, 05/31/2023	184,000	187,716
2.88%, 04/30/2025 - 05/15/2028	1,623,500	1,684,743
3.63%, 02/15/2021	1,000,000	1,023,945

		165,917,516

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.13%, 02/15/2040	232,874	290,346
2.50%, 01/15/2029	117,218	138,873
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	467,212	465,315
1.38%, 01/15/2020	352,628	355,544

		1,250,078

Total U.S. Government Obligations (Cost $162,592,980)		167,167,594

	Shares	Value
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (J)	4,775,545	4,775,545

Total Other Investment Company (Cost $4,775,545)		4,775,545

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.45% (J), dated 03/29/2019, to be repurchased at $7,779,432 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $7,938,148.	$ 7,778,492	7,778,492

Total Repurchase Agreement (Cost $7,778,492)		7,778,492

Value
Total Investments (Cost $622,949,429)	$ 630,652,877
Net Other Assets (Liabilities) - (0.7)%	(4,227,667)

Net Assets - 100.0%	$ 626,425,210

The notes are an integral part of this report. Transamerica Series Trust	Page 23

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$83,299,001	$629,365	$83,928,366
Corporate Debt Securities	—	153,016,583	7,166	153,023,749
Foreign Government Obligations	—	6,957,754	—	6,957,754
Mortgage-Backed Securities	—	25,160,793	—	25,160,793
Municipal Government Obligations	—	797,140	—	797,140
U.S. Government Agency Obligations	—	181,063,444	—	181,063,444
U.S. Government Obligations	—	167,167,594	—	167,167,594
Other Investment Company	4,775,545	—	—	4,775,545
Repurchase Agreement	—	7,778,492	—	7,778,492

Total Investments	$4,775,545	$625,240,801	$636,531	$630,652,877

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $107,974,277, representing 17.2% of the Portfolio’s net assets.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2019, the total value of securities is $636,531, representing 0.1% of the Portfolio’s net assets.
(C)	Securities are Level 3 of the fair value hierarchy.
(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,676,108. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2019; the maturity date disclosed is the ultimate maturity date.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	Rates disclosed reflect the yields at March 31, 2019.
(K)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(L)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 24

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 2.4%
Boeing Co.	26,390	$ 10,065,674
General Dynamics Corp.	95,260	16,125,612
Northrop Grumman Corp.	25,850	6,969,160
United Technologies Corp.	122,920	15,843,159

		49,003,605

Airlines - 0.4%
Delta Air Lines, Inc.	85,070	4,393,865
Southwest Airlines Co.	40,500	2,102,355
United Continental Holdings, Inc. (A)	21,020	1,676,976

		8,173,196

Auto Components - 0.4%
BorgWarner, Inc.	104,650	4,019,607
Magna International, Inc.	80,870	3,937,560

		7,957,167

Automobiles - 0.2%
Ford Motor Co.	535,950	4,705,641

Banks - 5.0%
Bank of America Corp.	1,161,680	32,050,751
Citigroup, Inc.	394,030	24,516,546
Citizens Financial Group, Inc.	70,020	2,275,650
Huntington Bancshares, Inc.	217,820	2,761,958
KeyCorp	615,400	9,692,550
SunTrust Banks, Inc.	163,740	9,701,595
Wells Fargo & Co.	446,930	21,595,658

		102,594,708

Beverages - 2.6%
Coca-Cola Co.	627,240	29,392,466
Constellation Brands, Inc., Class A	14,110	2,473,906
Molson Coors Brewing Co., Class B	133,420	7,958,503
PepsiCo, Inc.	119,970	14,702,324

		54,527,199

Biotechnology - 2.3%
AbbVie, Inc.	43,680	3,520,171
Alexion Pharmaceuticals, Inc. (A)	53,370	7,214,557
Amgen, Inc.	15,560	2,956,089
Biogen, Inc. (A)	28,580	6,755,740
Celgene Corp. (A)	85,940	8,107,580
Gilead Sciences, Inc.	111,130	7,224,561
Regeneron Pharmaceuticals, Inc. (A)	9,510	3,904,996
Vertex Pharmaceuticals, Inc. (A)	46,080	8,476,416

		48,160,110

Building Products - 0.3%
Masco Corp.	173,330	6,813,602

Capital Markets - 2.8%
Bank of New York Mellon Corp.	212,340	10,708,306
Charles Schwab Corp.	224,050	9,580,378
CME Group, Inc.	10,820	1,780,755
Intercontinental Exchange, Inc.	168,820	12,853,955

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Morgan Stanley	398,710	$ 16,825,562
TD Ameritrade Holding Corp.	133,520	6,674,665

		58,423,621

Chemicals - 2.0%
Celanese Corp.	52,110	5,138,567
DowDuPont, Inc.	366,580	19,542,380
Eastman Chemical Co.	139,010	10,548,079
Linde PLC	27,250	4,794,092
RPM International, Inc.	17,330	1,005,833

		41,028,951

Commercial Services & Supplies - 0.1%
Cintas Corp.	5,410	1,093,415

Communications Equipment - 0.4%
Cisco Systems, Inc.	122,250	6,600,278
Motorola Solutions, Inc.	8,800	1,235,696

		7,835,974

Consumer Finance - 0.8%
American Express Co.	74,150	8,104,595
Capital One Financial Corp.	108,100	8,830,689

		16,935,284

Containers & Packaging - 0.4%
Avery Dennison Corp.	25,710	2,905,230
Packaging Corp. of America	11,350	1,127,963
WestRock Co.	119,640	4,588,194

		8,621,387

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	35,230	843,406

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B (A)	159,670	32,076,106

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	54,160	1,698,457
Verizon Communications, Inc.	385,230	22,778,650

		24,477,107

Electric Utilities - 2.9%
American Electric Power Co., Inc.	61,750	5,171,562
Edison International	125,600	7,777,152
Exelon Corp.	286,200	14,347,206
FirstEnergy Corp.	39,950	1,662,320
NextEra Energy, Inc.	89,330	17,269,276
Xcel Energy, Inc.	229,230	12,885,018

		59,112,534

Electrical Equipment - 0.8%
Eaton Corp. PLC	192,430	15,502,161

Entertainment - 2.0%
Electronic Arts, Inc. (A)	102,270	10,393,700
Netflix, Inc. (A)	47,910	17,082,790
Walt Disney Co.	125,040	13,883,191

		41,359,681

Equity Real Estate Investment Trusts - 2.3%
AvalonBay Communities, Inc.	48,170	9,669,164
Boston Properties, Inc.	18,030	2,413,856
Digital Realty Trust, Inc.	13,380	1,592,220

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Equinix, Inc.	7,620	$ 3,453,079
Equity Residential	36,790	2,771,023
Federal Realty Investment Trust	32,710	4,509,074
Host Hotels & Resorts, Inc.	148,850	2,813,265
Mid-America Apartment Communities, Inc.	9,600	1,049,568
Prologis, Inc.	124,270	8,941,226
Public Storage	9,350	2,036,243
Ventas, Inc.	48,970	3,124,776
Vornado Realty Trust	90,450	6,099,948

		48,473,442

Food Products - 1.0%
Mondelez International, Inc., Class A	397,090	19,822,733

Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.	43,200	3,512,592
Becton Dickinson and Co.	13,990	3,493,723
Boston Scientific Corp. (A)	470,150	18,044,357
Danaher Corp.	51,310	6,773,946
Intuitive Surgical, Inc. (A)	7,020	4,005,472
Medtronic PLC	207,580	18,906,386
Zimmer Biomet Holdings, Inc.	129,040	16,478,408

		71,214,884

Health Care Providers & Services - 2.9%
Anthem, Inc.	38,010	10,908,110
Cigna Corp. (A)	93,860	15,094,565
CVS Health Corp.	113,150	6,102,179
McKesson Corp.	4,630	541,988
UnitedHealth Group, Inc.	113,450	28,051,647

		60,698,489

Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	79,640	6,618,881
Royal Caribbean Cruises, Ltd.	18,470	2,117,031
Yum! Brands, Inc.	134,600	13,434,426

		22,170,338

Household Durables - 0.3%
Lennar Corp., Class A	106,670	5,236,430

Household Products - 0.5%
Procter & Gamble Co.	104,850	10,909,643

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	135,430	21,522,536

Insurance - 2.3%
Allstate Corp.	39,820	3,750,248
American International Group, Inc.	196,740	8,471,624
Everest Re Group, Ltd.	11,620	2,509,455
Hartford Financial Services Group, Inc.	155,920	7,752,342
Lincoln National Corp.	109,320	6,417,084
Marsh & McLennan Cos., Inc.	31,770	2,983,203
MetLife, Inc.	280,140	11,925,560
Prudential Financial, Inc.	40,870	3,755,136

		47,564,652

Interactive Media & Services - 4.4%
Alphabet, Inc., Class A (A)	31,350	36,895,501
Alphabet, Inc., Class C (A)	30,420	35,692,090
Facebook, Inc., Class A (A)	111,220	18,539,262

		91,126,853

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (A)	40,370	$ 71,888,877
Booking Holdings, Inc. (A)	2,350	4,100,539
Expedia Group, Inc.	60,960	7,254,240

		83,243,656

IT Services - 4.7%
Alliance Data Systems Corp.	18,000	3,149,640
Automatic Data Processing, Inc.	157,440	25,149,466
Fidelity National Information Services, Inc.	95,140	10,760,334
First Data Corp., Class A (A)	84,080	2,208,782
Mastercard, Inc., Class A	55,440	13,053,348
PayPal Holdings, Inc. (A)	189,430	19,670,411
Visa, Inc., Class A	151,970	23,736,194

		97,728,175

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	28,160	2,263,501
Illumina, Inc. (A)	12,990	4,035,863
Thermo Fisher Scientific, Inc.	33,620	9,202,466

		15,501,830

Machinery - 2.5%
Caterpillar, Inc.	50,250	6,808,373
Cummins, Inc.	58,220	9,191,191
Deere & Co.	26,070	4,167,029
Ingersoll-Rand PLC	75,960	8,199,882
PACCAR, Inc.	144,430	9,841,460
Snap-on, Inc.	40,240	6,298,365
Stanley Black & Decker, Inc.	60,250	8,204,242

		52,710,542

Media - 2.6%
Charter Communications, Inc., Class A (A)	46,140	16,006,427
Comcast Corp., Class A	709,390	28,361,412
Discovery, Inc., Class A (A) (C)	188,334	5,088,785
Discovery, Inc., Class C (A)	116,443	2,959,981
DISH Network Corp., Class A (A)	51,140	1,620,627

		54,037,232

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	168,750	2,175,187
Newmont Mining Corp.	41,340	1,478,732

		3,653,919

Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	24,870	1,477,527
Sempra Energy	51,280	6,454,101

		7,931,628

Multiline Retail - 0.3%
Dollar General Corp.	49,220	5,871,946

Oil, Gas & Consumable Fuels - 5.4%
Chevron Corp.	237,280	29,228,150
Concho Resources, Inc.	19,840	2,201,446
Diamondback Energy, Inc.	81,070	8,231,037
EOG Resources, Inc.	170,520	16,230,094
Exxon Mobil Corp.	116,380	9,403,504
Marathon Petroleum Corp.	244,490	14,632,727
Occidental Petroleum Corp.	147,960	9,794,952
ONEOK, Inc.	111,770	7,806,017
Parsley Energy, Inc., Class A (A)	50,490	974,457

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66	10,300	$ 980,251
Pioneer Natural Resources Co.	78,910	12,016,415

		111,499,050

Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	33,160	5,489,638

Pharmaceuticals - 5.1%
Allergan PLC	36,110	5,286,865
Bristol-Myers Squibb Co.	13,490	643,608
Eli Lilly & Co.	131,062	17,006,605
Johnson & Johnson	178,050	24,889,610
Merck & Co., Inc.	316,440	26,318,315
Mylan NV (A)	45,250	1,282,385
Nektar Therapeutics (A)	16,520	555,072
Pfizer, Inc.	666,730	28,316,023
Zoetis, Inc.	11,360	1,143,611

		105,442,094

Road & Rail - 2.2%
CSX Corp.	28,810	2,155,564
Lyft, Inc., Class A (A)	10,000	782,900
Norfolk Southern Corp.	107,230	20,040,215
Union Pacific Corp.	137,740	23,030,128

		46,008,807

Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	226,760	23,871,025
Broadcom, Inc.	30,030	9,030,321
Intel Corp.	81,260	4,363,662
Marvell Technology Group, Ltd.	85,000	1,690,650
NVIDIA Corp.	90,910	16,323,800
Teradyne, Inc.	66,770	2,660,117
Texas Instruments, Inc.	263,130	27,910,199

		85,849,774

Software - 7.4%
Adobe, Inc. (A)	21,490	5,726,870
Intuit, Inc.	9,190	2,402,358
Microsoft Corp.	838,720	98,918,637
Oracle Corp.	454,680	24,420,863
salesforce.com, Inc. (A)	134,210	21,254,838
Workday, Inc., Class A (A)	4,010	773,328

		153,496,894

Specialty Retail - 4.7%
Advance Auto Parts, Inc.	29,790	5,080,089
AutoZone, Inc. (A)	15,220	15,587,106
Best Buy Co., Inc.	121,310	8,620,289
Home Depot, Inc.	139,620	26,791,682
Lowe’s Cos., Inc.	132,420	14,496,017
O’Reilly Automotive, Inc. (A)	19,650	7,630,095
Ross Stores, Inc.	174,830	16,276,673
TJX Cos., Inc.	59,120	3,145,775

		97,627,726

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	395,200	75,068,240
Hewlett Packard Enterprise Co.	459,250	7,086,227
HP, Inc.	290,960	5,653,353

		87,807,820

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	35,900	$ 3,023,139
PVH Corp.	49,170	5,996,282

		9,019,421

Tobacco - 1.5%
Altria Group, Inc.	120,910	6,943,861
Philip Morris International, Inc.	262,690	23,219,169

		30,163,030

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	50,390	2,184,407

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	93,730	6,476,743

Total Common Stocks (Cost $1,775,207,340)		2,049,729,187

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (D)	2,284,741	2,284,741

Total Other Investment Company (Cost $2,284,741)		2,284,741

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.45% (D), dated 03/29/2019, to be repurchased at $20,761,731 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $21,178,533.	$ 20,759,222	20,759,222

Total Repurchase Agreement (Cost $20,759,222)		20,759,222

Total Investments (Cost $1,798,251,303)		2,072,773,150
Net Other Assets (Liabilities) - (0.0)% (B)		(472,632)

Net Assets - 100.0%		$ 2,072,300,518

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	138	06/21/2019	$19,117,045	$19,580,820	$463,775	$—

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,049,729,187	$—	$—	$2,049,729,187
Other Investment Company	2,284,741	—	—	2,284,741
Repurchase Agreement	—	20,759,222	—	20,759,222

Total Investments	$2,052,013,928	$20,759,222	$—	$2,072,773,150

Other Financial Instruments
Futures Contracts (F)	$463,775	$—	$—	$463,775

Total Other Financial Instruments	$463,775	$—	$—	$463,775

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the security is on loan. The value of the security on loan is $2,224,638. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at March 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.0%
International Alternative Fund - 8.0%
Transamerica Unconstrained Bond (A)	5,219,367	$ 51,149,797

International Equity Funds - 56.1%
Transamerica Emerging Markets Equity (A)	1,406,701	13,926,342
Transamerica International Equity (A)	8,214,040	138,160,159
Transamerica International Growth (A)	23,450,789	162,748,475
Transamerica International Small Cap Value (A)	3,686,176	43,017,671

		357,852,647

U.S. Alternative Fund - 4.1%
Transamerica BlackRock Global Real Estate Securities VP (A)	2,090,521	26,006,083

U.S. Equity Funds - 11.1%
Transamerica Jennison Growth VP (A)	3,200,232	35,874,598
Transamerica Large Cap Value (A)	3,128,292	35,162,003

		71,036,601

U.S. Fixed Income Funds - 13.7%
Transamerica Core Bond (A)	495,298	4,883,638
Transamerica Floating Rate (A)	2,641,980	25,706,466
Transamerica High Yield Bond (A)	1,279,076	11,588,428
Transamerica Intermediate Bond (A)	4,502,717	45,432,419

		87,610,951

U.S. Mixed Allocation Fund - 5.0%
Transamerica PIMCO Total Return VP (A)	2,778,013	31,780,466

Total Investment Companies (Cost $642,506,000)		625,436,545

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.1%
U.S. Treasury - 1.1%
U.S. Treasury Note 2.00%, 01/31/2020 (B)	$ 7,170,000	$ 7,146,193

Total U.S. Government Obligation (Cost $7,131,515)		7,146,193

REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $4,478,941 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $4,572,292.	4,478,400	4,478,400

Total Repurchase Agreement (Cost $4,478,400)		4,478,400

Total Investments (Cost $654,115,915)		637,061,138
Net Other Assets (Liabilities) - 0.2%		1,087,256

Net Assets - 100.0%		$ 638,148,394

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	827	06/28/2019	$94,879,220	$95,789,859	$910,639	$—
10-Year U.S. Treasury Note	Long	269	06/19/2019	32,942,584	33,414,844	472,260	—
CAD Currency	Long	258	06/18/2019	19,409,760	19,357,740	—	(52,020)
EURO STOXX 50® Index	Short	(172)	06/21/2019	(6,236,179)	(6,313,031)	—	(76,852)
German Euro Bund Index	Short	(97)	06/06/2019	(17,710,850)	(18,099,418)	—	(388,568)
KOSPI 200 Index	Short	(118)	06/20/2019	(12,869,984)	(12,926,065)	—	(56,081)
MSCI EAFE Index	Long	222	06/21/2019	20,643,850	20,717,040	73,190	—
MSCI Emerging Markets Index	Long	102	06/21/2019	5,333,536	5,392,740	59,204	—
S&P 500® E-Mini Index	Long	156	06/21/2019	21,731,429	22,134,840	403,411	—
S&P/TSX 60 Index	Long	134	06/20/2019	19,051,853	19,194,283	142,430	—
TOPIX Index	Short	(85)	06/13/2019	(12,260,436)	(12,209,691)	50,745	—
U.K. Gilt	Short	(104)	06/26/2019	(17,508,734)	(17,523,783)	—	(15,049)
U.S. Treasury Bond	Short	(147)	06/19/2019	(23,569,036)	(24,696,000)	—	(1,126,964)

Total						$2,111,879	$(1,715,534)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$625,436,545	$—	$—	$625,436,545
U.S. Government Obligation	—	7,146,193	—	7,146,193
Repurchase Agreement	—	4,478,400	—	4,478,400

Total Investments	$625,436,545	$11,624,593	$—	$637,061,138

Other Financial Instruments
Futures Contracts (E)	$2,111,879	$—	$—	$2,111,879

Total Other Financial Instruments	$2,111,879	$—	$—	$2,111,879

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,715,534)	$—	$—	$(1,715,534)

Total Other Financial Instruments	$(1,715,534)	$—	$—	$(1,715,534)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$24,938,591	$—	$—	$1,067,492	$26,006,083	2,090,521	$—	$—
Transamerica Core Bond	6,329,241	34,261	(1,583,526)	(52,539)	156,201	4,883,638	495,298	34,261	—
Transamerica Emerging Markets Equity	12,843,183	—	—	—	1,083,159	13,926,342	1,406,701	—	—
Transamerica Floating Rate	25,993,874	349,883	(1,260,165)	(36,451)	659,325	25,706,466	2,641,980	349,883	—
Transamerica High Yield Bond	12,041,674	174,008	(1,260,165)	(52,566)	685,477	11,588,428	1,279,076	174,008	—
Transamerica Intermediate Bond	45,569,946	322,643	(1,583,525)	(62,698)	1,186,053	45,432,419	4,502,717	322,643	—
Transamerica International Equity	152,016,794	6,316,437	(32,629,307)	2,032,515	10,423,720	138,160,159	8,214,040	—	—
Transamerica International Growth	160,247,102	6,316,442	(23,532,263)	(1,512,563)	21,229,757	162,748,475	23,450,789	—	—
Transamerica International Small Cap Value	40,031,869	—	—	—	2,985,802	43,017,671	3,686,176	—	—
Transamerica Jennison Growth VP	39,631,255	11,866,679	(20,506,243)	(1,250,037)	6,132,944	35,874,598	3,200,232	—	—
Transamerica Large Cap Value	21,355,304	12,923,062	(1,906,609)	(165,736)	2,955,982	35,162,003	3,128,292	163,772	—
Transamerica PIMCO Total Return VP	30,891,502	—	—	—	888,964	31,780,466	2,778,013	—	—
Transamerica Unconstrained Bond	48,905,447	750,841	—	—	1,493,509	51,149,797	5,219,367	591,743	—

Total	$595,857,191	$63,992,847	$(84,261,803)	$(1,100,075)	$50,948,385	$625,436,545	62,093,202	$1,636,310	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $6,184,397.
(C)	Rate disclosed reflects the yield at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
KOSPI	Korean Composite Stock Price Index
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Auto Components - 0.7%
BorgWarner, Inc.	80,851	$ 3,105,487

Banks - 7.9%
Citizens Financial Group, Inc.	123,266	4,006,145
Comerica, Inc.	31,025	2,274,753
Fifth Third Bancorp	226,262	5,706,328
First Republic Bank	42,283	4,247,750
Huntington Bancshares, Inc.	246,856	3,130,134
M&T Bank Corp.	51,324	8,058,894
SunTrust Banks, Inc.	111,096	6,582,438
Zions Bancorp NA	36,311	1,648,883

		35,655,325

Beverages - 1.5%
Constellation Brands, Inc., Class A	19,362	3,394,740
Keurig Dr. Pepper, Inc.	63,862	1,786,220
Molson Coors Brewing Co., Class B	28,319	1,689,228

		6,870,188

Building Products - 0.6%
Fortune Brands Home & Security, Inc.	59,645	2,839,698

Capital Markets - 4.7%
Ameriprise Financial, Inc.	34,876	4,467,616
Invesco, Ltd.	109,556	2,115,526
Northern Trust Corp.	49,500	4,475,295
Raymond James Financial, Inc.	48,302	3,883,964
T. Rowe Price Group, Inc.	59,961	6,003,295

		20,945,696

Chemicals - 0.9%
Sherwin-Williams Co.	9,177	3,952,626

Communications Equipment - 0.4%
CommScope Holding Co., Inc. (A)	81,646	1,774,168

Construction Materials - 0.7%
Martin Marietta Materials, Inc.	16,155	3,250,063

Consumer Finance - 0.8%
Ally Financial, Inc.	124,633	3,426,161

Containers & Packaging - 3.2%
Ball Corp.	114,633	6,632,666
Silgan Holdings, Inc.	149,626	4,433,418
WestRock Co.	83,620	3,206,827

		14,272,911

Distributors - 0.7%
Genuine Parts Co.	27,803	3,114,770

Electric Utilities - 3.3%
Edison International	29,446	1,823,296
Evergy, Inc.	71,927	4,175,362
Xcel Energy, Inc.	159,526	8,966,957

		14,965,615

Electrical Equipment - 2.4%
Acuity Brands, Inc.	28,955	3,474,889

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
AMETEK, Inc.	62,330	$ 5,171,520
Hubbell, Inc.	19,972	2,356,297

		11,002,706

Electronic Equipment, Instruments & Components - 4.0%
Amphenol Corp., Class A	49,829	4,705,851
Arrow Electronics, Inc. (A)	68,580	5,284,775
CDW Corp.	54,829	5,283,870
Keysight Technologies, Inc. (A)	30,821	2,687,591

		17,962,087

Equity Real Estate Investment Trusts - 11.5%
American Campus Communities, Inc.	53,721	2,556,045
American Homes 4 Rent Trust, Class A	108,835	2,472,731
AvalonBay Communities, Inc.	29,188	5,858,907
Boston Properties, Inc.	42,267	5,658,706
Brixmor Property Group, Inc.	194,481	3,572,616
Essex Property Trust, Inc.	12,154	3,515,423
Federal Realty Investment Trust	36,197	4,989,756
JBG SMITH Properties	45,865	1,896,518
Kimco Realty Corp.	159,008	2,941,648
Outfront Media, Inc.	145,081	3,394,895
Rayonier, Inc.	108,588	3,422,694
Regency Centers Corp.	40,734	2,749,138
Vornado Realty Trust	65,183	4,395,942
Weyerhaeuser Co.	83,075	2,188,196
WP Carey, Inc.	26,704	2,091,724

		51,704,939

Food & Staples Retailing - 0.6%
Kroger Co.	118,654	2,918,888

Food Products - 1.5%
Conagra Brands, Inc.	97,143	2,694,747
Post Holdings, Inc. (A)	35,695	3,905,033

		6,599,780

Gas Utilities - 1.1%
National Fuel Gas Co.	81,441	4,964,643

Health Care Equipment & Supplies - 1.3%
Zimmer Biomet Holdings, Inc.	45,794	5,847,894

Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.	58,820	4,677,367
Cigna Corp. (A)	25,033	4,025,807
Convetrus, Inc. (A) (B)	13,801	439,562
Henry Schein, Inc. (A)	42,557	2,558,101
Humana, Inc.	8,233	2,189,978
Laboratory Corp. of America Holdings (A)	29,550	4,520,559
Universal Health Services, Inc., Class B	34,534	4,619,613

		23,030,987

Hotels, Restaurants & Leisure - 1.0%
Hilton Worldwide Holdings, Inc.	52,337	4,349,728

Household Durables - 1.3%
Mohawk Industries, Inc. (A)	35,935	4,533,200
Newell Brands, Inc.	92,302	1,415,913

		5,949,113

Household Products - 0.6%
Energizer Holdings, Inc.	55,519	2,494,469

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	24,663	$ 3,024,177

Insurance - 7.6%
Alleghany Corp. (A)	4,370	2,676,188
Hartford Financial Services Group, Inc.	112,300	5,583,556
Lincoln National Corp.	49,992	2,934,530
Loews Corp.	164,495	7,884,245
Marsh & McLennan Cos., Inc.	47,398	4,450,672
Principal Financial Group, Inc.	34,868	1,750,025
Progressive Corp.	63,198	4,555,944
Unum Group	43,896	1,485,002
WR Berkley Corp.	33,579	2,844,813

		34,164,975

Interactive Media & Services - 0.2%
Match Group, Inc. (B)	15,111	855,434

Internet & Direct Marketing Retail - 1.3%
Expedia Group, Inc.	48,567	5,779,473

IT Services - 0.9%
Jack Henry & Associates, Inc.	28,653	3,975,317

Machinery - 2.8%
IDEX Corp.	28,678	4,351,600
Middleby Corp. (A)	28,870	3,753,966
Snap-on, Inc.	28,577	4,472,872

		12,578,438

Media - 1.8%
CBS Corp., Class B	52,617	2,500,886
DISH Network Corp., Class A (A)	80,303	2,544,802
Liberty Broadband Corp., Class C (A)	17,525	1,607,743
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	43,203	1,652,083

		8,305,514

Multi-Utilities - 5.4%
CMS Energy Corp.	166,577	9,251,686
Sempra Energy	46,457	5,847,078
WEC Energy Group, Inc.	114,621	9,064,229

		24,162,993

Multiline Retail - 1.6%
Kohl’s Corp.	64,625	4,444,261
Nordstrom, Inc.	65,603	2,911,461

		7,355,722

Oil, Gas & Consumable Fuels - 6.1%
Cabot Oil & Gas Corp.	148,379	3,872,692
Diamondback Energy, Inc.	66,052	6,706,259
EQT Corp.	124,691	2,586,091
Equitrans Midstream Corp. (A)	115,113	2,507,161
PBF Energy, Inc., Class A	96,619	3,008,716
Williams Cos., Inc.	299,286	8,595,494

		27,276,413

Personal Products - 1.1%
Coty, Inc., Class A	214,430	2,465,945
Edgewell Personal Care Co. (A)	52,419	2,300,670

		4,766,615

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 1.4%
CBRE Group, Inc., Class A (A)	104,359	$ 5,160,553
Cushman & Wakefield PLC (A)	73,300	1,304,740

		6,465,293

Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.	36,728	3,866,357

Software - 1.2%
Synopsys, Inc. (A)	46,660	5,372,899

Specialty Retail - 4.2%
AutoZone, Inc. (A)	6,779	6,942,509
Best Buy Co., Inc.	60,252	4,281,507
Gap, Inc.	126,325	3,307,189
Tiffany & Co.	43,060	4,544,983

		19,076,188

Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	38,006	4,634,832
Ralph Lauren Corp.	26,474	3,433,148

		8,067,980

Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Inc., Class A	45,425	3,757,102

Total Common Stocks (Cost $357,483,118)		429,848,832

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (C)	1,307,897	1,307,897

Total Other Investment Company (Cost $1,307,897)		1,307,897

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $19,358,174 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $19,743,989.	$ 19,355,836	19,355,836

Total Repurchase Agreement (Cost $19,355,836)		19,355,836

Total Investments (Cost $378,146,851)		450,512,565
Net Other Assets (Liabilities) - (0.2)%		(1,007,884)

Net Assets - 100.0%		$ 449,504,681

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$429,848,832	$—	$—	$429,848,832
Other Investment Company	1,307,897	—	—	1,307,897
Repurchase Agreement	—	19,355,836	—	19,355,836

Total Investments	$431,156,729	$19,355,836	$—	$450,512,565

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,281,964. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.7%
Cayman Islands - 0.1%
Goodgreen Trust
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	$ 802,977	$ 800,761
Hero Funding Trust
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	728,833	744,561
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	220,103	224,434

		1,769,756

United States - 9.6%
Aames Mortgage Investment Trust
Series 2005-3, Class M1,
1-Month LIBOR + 0.53%, 3.02% (B), 08/25/2035 (A)	302,443	302,531
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 3.29% (B), 12/26/2044 (A)	170,809	170,085
Accredited Mortgage Loan Trust
Series 2005-4, Class A2D,
1-Month LIBOR + 0.32%, 2.81% (B), 12/25/2035	182,873	181,888
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
1-Month LIBOR + 1.80%, 4.29% (B), 10/25/2032	252,293	253,187
Series 2003-HE1, Class M1,
1-Month LIBOR + 0.98%, 3.46% (B), 11/25/2033	609,636	600,719
Series 2004-HE4, Class M2,
1-Month LIBOR + 0.98%, 3.46% (B), 12/25/2034	239,860	235,308
American Credit Acceptance Receivables Trust
Series 2016-3, Class C,
4.26%, 08/12/2022 (A)	289,000	291,601
Series 2016-4, Class C,
2.91%, 02/13/2023 (A)	161,834	161,809
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	164,430
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	193,918
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	232,144	234,815
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	315,897
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	745,035
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	400,000	440,551
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	450,000	448,756

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	$ 500,000	$ 496,457
Series 2017-1, Class B,
2.30%, 02/18/2022	235,000	233,451
Series 2017-1, Class C,
2.71%, 08/18/2022	127,000	126,675
Series 2017-1, Class D,
3.13%, 01/18/2023	284,000	284,615
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-10, Class M2,
1-Month LIBOR + 2.55%, 5.04% (B), 12/25/2033	280,197	280,197
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (A)	984,698	984,698
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W9, Class M2,
1-Month LIBOR + 2.58%, 4.60% (B), 01/25/2034	351,933	347,644
Series 2003-W9, Class M3B,
1-Month LIBOR + 3.12%, 4.60% (B), 01/25/2034	96,010	94,230
ARIVO
Series 2018-1, Class A,
5.17%, 09/15/2019 (C) (D)	944,047	944,047
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1-Month LIBOR + 0.98%, 3.46% (B), 11/25/2033	496,988	491,250
Series 2003-HE6, Class M2,
1-Month LIBOR + 2.48%, 4.96% (B), 11/25/2033	573,422	572,072
Series 2003-HE6, Class M3,
1-Month LIBOR + 3.00%, 5.49% (B), 11/25/2033	555,225	555,295
Series 2004-HE1, Class M1,
1-Month LIBOR + 1.05%, 3.53% (B), 01/15/2034	443,007	441,354
Series 2004-HE3, Class M2,
1-Month LIBOR + 1.68%, 4.17% (B), 06/25/2034	779,163	777,699
Axis Equipment Finance Receivables IV LLC
Series 2016-1A, Class A,
2.21%, 11/20/2021 (A)	51,596	51,482
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (A)	51,076	50,709
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	549,198	548,229
Bayview Financial Acquisition Trust
Series 2004-C, Class M3,
1-Month LIBOR + 1.95%, 4.45% (B), 05/28/2044	571,041	575,090
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (A)	65,088	64,981
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
1-Month LIBOR + 1.80%, 4.29% (B), 06/25/2034	137,362	135,174
Series 2004-HE6, Class M2,
1-Month LIBOR + 1.88%, 4.36% (B), 08/25/2034	410,770	409,075

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Bear Stearns Asset-Backed Securities Trust
Series 2003-2, Class M1,
1-Month LIBOR + 1.80%, 4.29% (B), 03/25/2043	$ 603,287	$ 603,024
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	1,574,217	1,582,973
Series 2018-2, Class A,
4.45%, 06/15/2033 (A)	1,548,121	1,566,891
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	15,018	14,982
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023	1,009,286	1,007,079
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (A)	1,785,000	1,785,544
CarMax Auto Owner Trust
Series 2016-3, Class C,
2.20%, 06/15/2022	850,000	840,556
Series 2017-3, Class D,
3.46%, 10/16/2023	906,000	905,663
CarNow Auto Receivables Trust
Series 2017-1A, Class A,
2.92%, 09/15/2022 (A)	137,123	136,736
Centex Home Equity Loan Trust
Series 2004-A, Class M1,
1-Month LIBOR + 0.60%, 3.09% (B), 01/25/2034	976,167	969,218
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 3.05% (B), 02/25/2033	258,024	249,639
Series 2003-5, Class 2A2,
1-Month LIBOR + 0.60%, 3.09% (B), 07/25/2033	576,894	560,809
CHEC Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 0.98%, 3.46% (B), 07/25/2034 (A)	255,498	248,279
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (A)	170,090	169,726
CLUB Credit Trust
Series 2017-P2, Class A,
2.61%, 01/15/2024 (A)	291,970	290,749
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048	237,291	233,340
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.00%, 06/25/2040 (A)	178,217	16,011
Countrywide Asset-Backed Certificates
Series 2004-BC1, Class M1,
1-Month LIBOR + 0.75%, 3.24% (B), 02/25/2034	663,229	662,021
Countrywide Partnership Trust
Series 2004-EC1, Class M2,
1-Month LIBOR + 0.95%, 3.43% (B), 01/25/2035	296,861	296,763
CPS Auto Receivables Trust
Series 2014-C, Class C,
3.77%, 08/17/2020 (A)	48,455	48,518

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CPS Auto Receivables Trust (continued)
Series 2014-D, Class C,
4.35%, 11/16/2020 (A)	$ 69,971	$ 70,277
Series 2015-A, Class C,
4.00%, 02/16/2021 (A)	100,000	100,510
Series 2016-C, Class C,
3.27%, 06/15/2022 (A)	560,000	560,681
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	1,150,000	1,147,376
Series 2017-C, Class D,
3.79%, 06/15/2023 (A)	791,000	796,921
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A,
2.56%, 10/15/2025 (A)	319,997	319,501
Series 2017-1A, Class B,
3.04%, 12/15/2025 (A)	250,000	249,522
Series 2017-1A, Class C,
3.48%, 02/17/2026 (A)	250,000	249,504
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	1,380,000	1,374,596
Series 2017-2A, Class C,
3.35%, 06/15/2026 (A)	250,000	249,784
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	559,000	559,429
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB6, Class M1,
1-Month LIBOR + 1.05%, 3.54% (B), 12/25/2033	721,162	705,638
Series 2004-CB2, Class M1,
1-Month LIBOR + 0.78%, 3.27% (B), 07/25/2033	775,376	751,296
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M5,
1-Month LIBOR + 1.91%, 4.39% (B), 08/25/2034	271,590	271,551
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	385,856	387,331
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	836,859	849,948
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (A)	253,545	254,367
Series 2015-BA, Class D,
3.84%, 07/15/2021 (A)	196,650	196,900
Series 2015-DA, Class D,
4.59%, 01/17/2023 (A)	286,000	288,080
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	602,000	609,715
Series 2017-1, Class C,
2.84%, 04/15/2022	508,310	508,076
Series 2017-1, Class D,
3.84%, 03/15/2023	1,130,000	1,138,740
Series 2017-2, Class C,
2.75%, 09/15/2023	855,868	855,438
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	1,500,000	1,507,612
Series 2017-AA, Class C,
2.98%, 01/18/2022 (A)	173,154	173,214
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	346,000	350,207
Series 2018-3, Class C,
3.72%, 09/16/2024	545,000	550,021
Series 2018-4, Class C,
3.66%, 11/15/2024	1,259,000	1,268,494

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Drive Auto Receivables Trust (continued)
Series 2019-1, Class D,
4.09%, 06/15/2026	$ 435,000	$ 444,173
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022	600,000	599,776
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	309,600	311,669
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	315,000	315,922
Series 2017-2A, Class C,
3.03%, 01/17/2023 (A)	469,859	469,889
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	302,000	303,234
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (A)	82,827	82,600
Exeter Automobile Receivables Trust
Series 2016-1A, Class C,
5.52%, 10/15/2021 (A)	445,000	449,699
Series 2016-3A, Class B,
2.84%, 08/16/2021 (A)	161,046	160,972
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	165,000	166,322
Series 2017-3A, Class A,
2.05%, 12/15/2021 (A)	95,264	94,976
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	910,000	917,831
Series 2018-4A, Class B,
3.64%, 11/15/2022 (A)	509,000	513,227
First Franklin Mortgage Loan Trust
Series 2006-FF2, Class A4,
1-Month LIBOR + 0.20%, 2.69% (B), 02/25/2036	66,390	66,321
First Investors Auto Owner Trust
Series 2017-2A, Class B,
2.65%, 11/15/2022 (A)	667,000	663,768
Series 2017-2A, Class C,
3.00%, 08/15/2023 (A)	1,500,000	1,494,931
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	615,000	612,516
Flagship Credit Auto Trust
Series 2014-2, Class C,
3.95%, 12/15/2020 (A)	36,176	36,219
Series 2015-3, Class B,
3.68%, 03/15/2022 (A)	171,152	171,615
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	126,000	128,168
Series 2016-1, Class A,
2.77%, 12/15/2020 (A)	9,693	9,692
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	600,000	620,966
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	423,000	421,441
Fort Cre LLC
1-Month LIBOR + 2.83%, 4.96% (B), 11/21/2035 (A)	2,075,000	2,075,930
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	750,000	749,884
Freedom Financial Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (A)	470,804	471,234
Series 2018-2, Class A,
3.99%, 10/20/2025 (A)	1,191,297	1,194,785

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
GLS Auto Receivables Trust
Series 2016-1A, Class B,
4.39%, 01/15/2021 (A)	$ 62,840	$ 62,921
Series 2017-1A, Class B,
2.98%, 12/15/2021 (A)	800,000	799,008
GMAT Trust
Series 2013-1A, Class A,
6.97% (B), 11/25/2043 (A)	9,413	9,418
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	85,359	85,004
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (A)	220,398	224,540
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	1,365,964	1,334,274
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	165,179	166,942
Headlands Residential LLC
Series 2018,
4.25%, 06/25/2023	1,565,000	1,565,376
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (A)	196,718	194,249
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	540,756	558,265
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	163,250	161,972
Home Equity Asset Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.29%, 3.78% (B), 08/25/2033	800,559	797,836
Series 2004-3, Class M1,
1-Month LIBOR + 0.86%, 3.34% (B), 08/25/2034	753,956	746,319
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
1-Month LIBOR + 3.30%, 5.28% (B), 11/25/2034	238,456	220,047
Series 2004-C, Class M1,
1-Month LIBOR + 0.84%, 3.33% (B), 03/25/2035	785,859	785,758
Kabbage Funding LLC
Series 2019-1, Class A,
3.83%, 03/15/2024 (A)	1,810,000	1,820,487
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.88% (B), 08/25/2038 (A)	782,927	18,756
Series 2013-2, Class A,
1.63% (B), 03/25/2039 (A)	729,022	30,244
Series 2014-2, Class A,
3.11% (B), 04/25/2040 (A)	300,137	24,546
Lendmark Funding Trust
Series 2017-1A, Class A,
2.83%, 12/22/2025 (A)	454,000	450,098
Series 2017-1A, Class B,
3.77%, 12/22/2025 (A)	1,930,000	1,931,836
Series 2017-1A, Class C,
5.41%, 12/22/2025 (A)	1,200,000	1,230,192
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1-Month LIBOR + 0.90%, 3.39% (B), 07/25/2034	671,231	668,611

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Long Beach Mortgage Loan Trust (continued)
Series 2004-3, Class M4,
1-Month LIBOR + 1.61%, 4.10% (B), 07/25/2034	$ 205,747	$ 205,834
Series 2004-4, Class M1,
1-Month LIBOR + 0.90%, 3.39% (B), 10/25/2034	633,501	632,985
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (A)	829,116	829,116
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (A)	686,818	687,551
Marlette Funding Trust
Series 2017-1A, Class A,
2.83%, 03/15/2024 (A)	13,678	13,678
Series 2017-2A, Class A,
2.39%, 07/15/2024 (A)	51,507	51,495
Series 2018-1A, Class A,
2.61%, 03/15/2028 (A)	291,311	290,799
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1-Month LIBOR + 0.90%, 3.39% (B), 09/25/2034	138,908	135,589
Series 2005-NC1, Class M2,
1-Month LIBOR + 0.75%, 3.24% (B), 12/25/2034	171,829	171,312
Meritage Mortgage Loan Trust
Series 2003-1, Class M2,
1-Month LIBOR + 2.33%, 4.81% (B), 11/25/2033	500,540	499,189
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE8, Class M1,
1-Month LIBOR + 0.96%, 3.45% (B), 09/25/2034	839,690	838,258
Series 2004-NC2, Class M1,
1-Month LIBOR + 0.83%, 3.31% (B), 12/25/2033	254,278	252,724
Series 2004-NC7, Class M2,
1-Month LIBOR + 0.93%, 3.42% (B), 07/25/2034	270,326	270,494
Series 2004-NC8, Class M4,
1-Month LIBOR + 1.50%, 3.99% (B), 09/25/2034	563,289	550,431
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3,
1-Month LIBOR + 0.98%, 3.47% (B), 02/25/2033	667,427	664,145
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1-Month LIBOR + 1.01%, 3.49% (B), 08/25/2034	422,927	421,765
Series 2004-2, Class M5,
1-Month LIBOR + 2.03%, 4.51% (B), 08/25/2034	252,188	253,097
Series 2004-4, Class M1,
1-Month LIBOR + 0.77%, 3.25% (B), 02/25/2035	822,078	812,510
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	250,000	249,218
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (A)	187,500	186,751
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A3,
2.12%, 04/18/2022	645,000	641,585

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
NovaStar Mortgage Funding Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.13%, 3.61% (B), 12/25/2033	$ 253,878	$ 253,090
Ocwen Master Advance Receivables Trust
Series 2018-T2, Class CT2,
4.19%, 08/15/2050 (A)	927,000	932,284
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (A)	312,000	313,136
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class C,
2.82%, 07/15/2024 (A)	1,315,000	1,307,703
OneMain Financial Issuance Trust
Series 2015-1A, Class A,
3.19%, 03/18/2026 (A)	54,692	54,702
Series 2016-1A, Class A,
3.66%, 02/20/2029 (A)	413,884	415,649
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (A)	1,456,000	1,465,954
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (A)	357,000	355,172
Series 2017-A, Class B,
3.97% (B), 06/08/2023 (A)	1,000,000	995,386
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (A)	308,000	306,287
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (A)	655,000	656,553
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-6, Class A2,
1-Month LIBOR + 0.66%, 3.15% (B), 11/25/2033	445,917	439,334
Option One Mortgage Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 1.65%, 4.14% (B), 01/25/2034	591,407	574,403
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCH1, Class M4,
1-Month LIBOR + 1.25%, 3.73% (B), 01/25/2036	500,000	499,818
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL2, Class A1,
3.70% (B), 03/27/2033 (A)	732,037	730,357
Series 2018-NPL4, Class A1,
4.83% (B), 09/25/2058 (A)	926,607	934,483
Series 2018-NPL4, Class A2,
6.05% (B), 09/25/2058 (A)	1,000,000	1,005,265
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (A)	1,385,070	1,375,843
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (A)	327,000	325,103
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (A)	1,660,987	1,655,420
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (A)	250,000	251,241
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (A)	200,000	201,858
Series 2017-SFR1, Class A,
2.77%, 08/17/2034 (A)	167,462	166,004

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Progress Residential Trust (continued)
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (A)	$ 2,000,000	$ 1,978,839
Series 2018-SFR2, Class A,
3.71%, 08/17/2035 (A)	2,400,000	2,438,056
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	771,000	783,510
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A,
2.36%, 11/15/2023 (A)	76,199	76,146
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (A)	2,090,000	2,088,670
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 3.46% (B), 06/25/2035	1,250,000	1,259,133
Series 2006-RZ3, Class M1,
1-Month LIBOR + 0.35%, 2.84% (B), 08/25/2036	1,100,000	1,088,967
RASC Trust
Series 2005-EMX1, Class M1,
1-Month LIBOR + 0.65%, 3.13% (B), 03/25/2035	471,038	470,376
Series 2005-KS9, Class M3,
1-Month LIBOR + 0.46%, 2.95% (B), 10/25/2035	736,429	737,505
Renaissance Home Equity Loan Trust
Series 2003-2, Class A,
1-Month LIBOR + 0.88%, 3.37% (B), 08/25/2033	823,339	813,179
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (A)	825,589	825,754
Santander Drive Auto Receivables Trust
Series 2015-5, Class E,
4.67%, 02/15/2023 (A)	1,560,000	1,573,624
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (A)	839,000	840,097
SART
4.75%, 06/15/2025	2,158,611	2,184,925
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2,
1-Month LIBOR + 1.73%, 4.21% (B), 02/25/2034	358,912	358,625
Series 2004-OP2, Class M1,
1-Month LIBOR + 0.98%, 3.46% (B), 08/25/2034	532,262	527,824
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (A)	93,714	93,710
Soundview Home Loan Trust
Series 2005-OPT1, Class M2,
1-Month LIBOR + 0.68%, 3.16% (B), 06/25/2035	745,642	741,622
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1,
1-Month LIBOR + 0.90%, 3.39% (B), 11/25/2034	545,446	536,539
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	290,612	290,237
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (A)	96,494	96,500

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1,
1-Month LIBOR + 0.98%, 3.46% (B), 11/25/2033	$ 129,268	$ 122,575
Series 2004-6, Class M2,
1-Month LIBOR + 1.95%, 4.44% (B), 07/25/2034	28,347	27,823
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4,
1-Month LIBOR + 0.17%, 2.66% (B), 01/25/2037	313,455	306,542
Synchrony Card Funding LLC
Series 2019-A1, Class A,
2.95%, 03/17/2025	2,027,000	2,039,565
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	1,000,000	1,017,210
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (A)	679,527	684,568
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (A)	350,150	345,680
United Auto Credit Securitization Trust
Series 2018-2, Class B,
3.56%, 08/10/2022 (A)	2,000,000	2,006,305
Series 2018-2, Class C,
3.78%, 05/10/2023 (A)	1,075,000	1,079,681
Upgrade Receivables Trust
Series 2018-1A, Class A,
3.76%, 11/15/2024 (A)	402,734	403,868
Upstart Securitization Trust
Series 2018-2, Class A,
3.33%, 12/22/2025 (A)	1,349,478	1,349,559
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (A)	1,054,508	1,068,075
Vericrest Opportunity Loan Trust
Series 2018-NPL2, Class A1,
4.34% (B), 05/25/2048 (A)	727,160	728,788
Series 2019-NPL3, Class A1,
3.97% (B), 03/25/2049 (A)	500,000	500,545
Series 2019-NPL3, Class A2,
6.17% (B), 03/25/2049 (A)	1,100,000	1,103,274
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (A)	26,616	26,551
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	1,019,000	1,012,235
VM DEBT LLC
Series 2017-1, Class A,
7.00%, 10/02/2024 (A)	840,000	840,000
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (B), 10/25/2047 (A)	1,045,115	1,043,631
VOLT LXIX LLC
Series 2018-NPL5, Class A1A,
4.21% (B), 08/25/2048 (A)	605,437	607,065
VOLT LXVII LLC
Series 2018-NPL3, Class A1,
4.38% (B), 06/25/2048 (A)	909,020	910,740
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A,
4.34% (B), 07/27/2048 (A)	738,341	741,058
VOLT LXX LLC
Series 2018-NPL6, Class A1A,
4.11% (B), 09/25/2048 (A)	615,681	618,096

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
VOLT LXXII LLC
Series 2018-NPL8, Class A1A,
4.21% (B), 10/26/2048 (A)	$ 1,983,461	$ 1,996,127
VOLT LXXV LLC
Series 2019-NPL1, Class A1A,
4.34% (B), 01/25/2049 (A)	2,206,158	2,222,670
VSE Voi Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	527,413	535,960
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A,
1-Month LIBOR + 0.30%, 2.79% (B), 04/25/2034	702,148	684,798
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	253,357	251,873
Westlake Automobile Receivables Trust
Series 2016-2A, Class D,
4.10%, 06/15/2021 (A)	180,000	181,002
Series 2016-3A, Class C,
2.46%, 01/18/2022 (A)	658,160	657,750
Series 2017-1A, Class C,
2.70%, 10/17/2022 (A)	216,000	215,602
Series 2017-2A, Class C,
2.59%, 12/15/2022 (A)	1,231,000	1,225,749
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025	935,000	943,205

		140,348,242

Total Asset-Backed Securities (Cost $140,232,961)		142,117,998

CORPORATE DEBT SECURITIES - 13.4%
Australia - 0.4%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	216,000	218,883
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (A)	200,000	203,132
BHP Billiton Finance USA, Ltd.
4.13%, 02/24/2042	70,000	73,471
5.00%, 09/30/2043	55,000	64,592
Commonwealth Bank of Australia
2.50%, 09/18/2022 (A)	300,000	295,675
2.85%, 05/18/2026 (A)	250,000	243,252
3.45%, 03/16/2023 (A)	250,000	254,311
4.50%, 12/09/2025 (A)	200,000	205,174
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	184,000	177,441
Macquarie Bank, Ltd.
2.60%, 06/24/2019 (A)	182,000	181,927
2.85%, 07/29/2020 (A)	150,000	150,076
4.00%, 07/29/2025 (A)	150,000	153,763
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (B), 11/28/2028 (A)	475,000	462,631
Fixed until 01/15/2029, 5.03% (B), 01/15/2030 (A)	960,000	1,018,555
6.00%, 01/14/2020 (A)	360,000	368,147
6.25%, 01/14/2021 (A) (E)	80,000	84,327
National Australia Bank, Ltd.
3.38%, 01/14/2026	800,000	803,593

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (A)	$ 300,000	$ 299,635
Westpac Banking Corp.
2.00%, 03/03/2020 (A)	304,000	302,170
2.50%, 06/28/2022	220,000	217,813
2.85%, 05/13/2026	250,000	242,622
Fixed until 11/23/2026, 4.32% (B), 11/23/2031, MTN	330,000	327,065

		6,348,255

Bermuda - 0.0% (F)
Aircastle, Ltd.
4.40%, 09/25/2023	245,000	249,482
Athene Holding, Ltd.
4.13%, 01/12/2028	270,000	259,538

		509,020

Canada - 0.7%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	169,546	164,734
3.55%, 07/15/2031 (A)	777,571	757,220
3.75%, 06/15/2029 (A)	1,319,170	1,333,681
4.13%, 11/15/2026 (A)	199,520	203,371
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	237,151
Bank of Montreal
2.35%, 09/11/2022, MTN	397,000	392,623
Fixed until 12/15/2027, 3.80% (B), 12/15/2032	117,000	113,139
Bank of Nova Scotia
2.45%, 09/19/2022	200,000	198,223
Barrick Gold Corp.
6.45%, 10/15/2035	180,000	213,016
Brookfield Finance, Inc.
3.90%, 01/25/2028	118,000	114,115
4.70%, 09/20/2047	147,000	141,289
Canadian Imperial Bank of Commerce
2.25%, 07/21/2020 (A)	200,000	199,105
2.55%, 06/16/2022	120,000	119,709
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	100,000	102,058
5.85%, 02/01/2035	150,000	168,014
6.45%, 06/30/2033	110,000	131,731
7.20%, 01/15/2032	50,000	62,794
Canadian Pacific Railway Co.
2.90%, 02/01/2025	173,000	169,552
6.13%, 09/15/2115	17,000	20,879
7.13%, 10/15/2031	150,000	199,105
CDP Financial, Inc.
4.40%, 11/25/2019 (A)	250,000	252,833
Cenovus Energy, Inc.
6.75%, 11/15/2039	250,000	278,623
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	218,392
Enbridge, Inc.
3.70%, 07/15/2027	54,000	53,843
4.50%, 06/10/2044	100,000	100,529
Fixed until 03/01/2028, 6.25% (B), 03/01/2078	160,000	159,124
Encana Corp.
7.20%, 11/01/2031	100,000	123,216
8.13%, 09/15/2030	100,000	128,315
Fortis, Inc.
3.06%, 10/04/2026	480,000	458,375

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Hydro-Quebec
8.40%, 01/15/2022	$ 40,000	$ 45,974
9.40%, 02/01/2021	220,000	246,349
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (B), 02/24/2032	400,000	388,845
Nutrien, Ltd.
3.38%, 03/15/2025	120,000	118,344
4.13%, 03/15/2035	200,000	188,747
4.20%, 04/01/2029 (G)	65,000	66,932
5.00%, 04/01/2049 (G)	95,000	99,289
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (A)	200,000	201,780
3.88%, 03/20/2027 (A)	201,000	206,135
Petro-Canada
5.35%, 07/15/2033	50,000	56,042
7.88%, 06/15/2026	86,000	104,182
Royal Bank of Canada
3.70%, 10/05/2023, MTN	400,000	413,264
4.65%, 01/27/2026, MTN	103,000	109,197
Suncor Energy, Inc.
5.95%, 12/01/2034	300,000	361,857
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	30,000	29,706
3.75%, 10/16/2023	35,000	36,055
4.88%, 01/15/2026	162,000	175,176
6.20%, 10/15/2037	100,000	118,789
Vale Canada, Ltd.
7.20%, 09/15/2032	140,000	152,428

		9,933,850

Cayman Islands - 0.0% (F)
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (A)	200,000	194,220
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 (A)	200,000	200,985
Vale Overseas, Ltd.
6.25%, 08/10/2026	42,000	45,654
6.88%, 11/21/2036	159,000	181,896

		622,755

China - 0.0% (F)
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	250,000	245,504

Colombia - 0.0% (F)
Ecopetrol SA
4.13%, 01/16/2025	107,000	108,071
5.38%, 06/26/2026	116,000	124,990
5.88%, 09/18/2023	62,000	67,720

		300,781

Denmark - 0.0% (F)
Danske Bank A/S
2.70%, 03/02/2022 (A)	200,000	194,730

Finland - 0.1%
Nordea Bank Abp
3.75%, 08/30/2023 (A)	1,000,000	1,007,668
4.25%, 09/21/2022 (A)	200,000	204,739
4.88%, 01/27/2020 (A)	200,000	203,358

		1,415,765

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France - 0.2%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	$ 200,000	$ 193,540
BNP Paribas SA
3.80%, 01/10/2024 (A)	300,000	302,366
BPCE SA
3.38%, 12/02/2026, MTN	270,000	265,732
4.63%, 07/11/2024 (A)	200,000	203,056
Credit Agricole SA
4.13%, 01/10/2027 (A) (E)	250,000	255,252
Electricite de France SA
6.00%, 01/22/2114 (A)	350,000	365,015
Societe Generale SA
3.88%, 03/28/2024 (A) (E)	360,000	361,150
4.25%, 09/14/2023 - 04/14/2025 (A)	400,000	406,538
Total Capital International SA
2.75%, 06/19/2021	300,000	300,684

		2,653,333

Germany - 0.1%
Deutsche Bank AG
3.70%, 05/30/2024	233,000	223,649
4.25%, 10/14/2021	503,000	505,258

		728,907

Guernsey, Channel Islands - 0.0% (F)
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	350,000	352,649

Ireland - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	150,000	147,221
3.50%, 01/15/2025	200,000	192,880
AIB Group PLC
4.75%, 10/12/2023 (A)	525,000	542,155
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	779,000	769,348
3.37%, 11/15/2025	250,000	242,583
4.42%, 11/15/2035	1,260,000	1,164,853
Johnson Controls International PLC
3.63% (H), 07/02/2024	23,000	23,266
3.75%, 12/01/2021	36,000	36,585
4.95% (H), 07/02/2064	147,000	136,182
5.00%, 03/30/2020	60,000	61,248
5.25%, 12/01/2041	75,000	80,066
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	134,000	132,243
3.20%, 09/23/2026	265,000	256,257

		3,784,887

Italy - 0.0% (F)
Eni SpA
4.00%, 09/12/2023 (A)	200,000	205,202

Japan - 0.4%
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (I), 4.00% (A) (B)	221,000	214,922
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (A)	171,000	170,300
Mitsubishi UFJ Financial Group, Inc.
2.67%, 07/25/2022	170,000	168,566

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
3.00%, 02/22/2022	$ 74,000	$ 74,154
3.41%, 03/07/2024	420,000	427,628
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A)	200,000	196,596
Mitsubishi UFJ Trust & Banking Corp.
2.45%, 10/16/2019 (A)	300,000	299,451
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (A)	230,000	235,070
MUFG Bank, Ltd.
4.10%, 09/09/2023 (A)	200,000	208,296
ORIX Corp.
2.90%, 07/18/2022	126,000	125,987
3.25%, 12/04/2024	300,000	299,618
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (B), 09/14/2077 (A)	200,000	194,500
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	101,000	99,254
2.44%, 10/19/2021	127,000	125,526
2.63%, 07/14/2026	134,000	128,264
2.78%, 07/12/2022 - 10/18/2022	455,000	452,789
2.85%, 01/11/2022	250,000	250,217
3.10%, 01/17/2023	172,000	172,567
3.94%, 10/16/2023	800,000	829,868
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (A)	350,000	348,509

		5,022,082

Luxembourg - 0.1%
Allergan Funding SCS
3.45%, 03/15/2022	269,000	271,422
3.85%, 06/15/2024	164,000	166,033
Covidien International Finance SA
2.95%, 06/15/2023	68,000	68,582
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	60,000	59,855
nVent Finance Sarl
4.55%, 04/15/2028	187,000	188,201
Schlumberger Investment SA
2.40%, 08/01/2022 (A)	70,000	69,265
3.30%, 09/14/2021 (A)	23,000	23,260

		846,618

Mexico - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	201,342
5.00%, 03/30/2020	150,000	152,929
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	150,000	154,735
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	200,000	184,000
Petroleos Mexicanos
4.63%, 09/21/2023 (E)	233,000	229,507
4.88%, 01/18/2024	65,000	63,992
5.35%, 02/12/2028	85,000	78,880
6.35%, 02/12/2048	159,000	140,182
6.38%, 02/04/2021 - 01/23/2045	279,000	260,735
6.50%, 03/13/2027	750,000	755,250
6.63%, 06/15/2035	100,000	94,250
6.75%, 09/21/2047	209,000	191,862

		2,507,664

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands - 0.4%
ABN AMRO Bank NV
2.45%, 06/04/2020 (A)	$ 200,000	$ 199,191
4.75%, 07/28/2025 (A)	300,000	311,655
Airbus Finance BV
2.70%, 04/17/2023 (A)	64,000	63,637
Airbus SE
3.15%, 04/10/2027 (A)	188,000	187,840
3.95%, 04/10/2047 (A)	150,000	153,835
Cooperatieve Rabobank UA
3.88%, 09/26/2023 (A)	280,000	288,273
4.38%, 08/04/2025	567,000	584,471
4.63%, 12/01/2023	250,000	261,146
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (A)	150,000	149,552
EDP Finance BV
3.63%, 07/15/2024 (A)	200,000	198,502
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	187,961
3.63%, 05/25/2027 (A)	220,000	210,532
4.63%, 09/14/2025 (A)	200,000	206,850
Heineken NV
3.40%, 04/01/2022 (A)	150,000	152,964
ING Bank NV
1.65%, 08/15/2019 (A)	220,000	219,118
ING Groep NV
3.95%, 03/29/2027	271,000	272,029
4.10%, 10/02/2023	480,000	493,358
Mylan NV
3.95%, 06/15/2026	97,000	92,541
Shell International Finance BV
2.13%, 05/11/2020	140,000	139,287
4.13%, 05/11/2035	256,000	272,634
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (A)	350,000	330,666
3.13%, 03/16/2024 (A)	250,000	252,668

		5,228,710

New Zealand - 0.1%
ANZ New Zealand International, Ltd.
3.45%, 07/17/2027 (A)	222,000	220,801
BNZ International Funding, Ltd.
2.65%, 11/03/2022 (A)	550,000	541,216

		762,017

Norway - 0.0% (F)
Equinor ASA
2.45%, 01/17/2023	58,000	57,585
2.65%, 01/15/2024	143,000	142,342
3.15%, 01/23/2022	51,000	51,966
3.25%, 11/10/2024	61,000	62,430

		314,323

Republic of Korea - 0.0% (F)
Korea Gas Corp.
1.88%, 07/18/2021 (A)	200,000	195,285
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (A)	200,000	200,378

		395,663

Singapore - 0.0% (F)
BOC Aviation, Ltd.
2.75%, 09/18/2022 (A)	210,000	205,437

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Spain - 0.0% (F)
Telefonica Emisiones SA
4.10%, 03/08/2027	$ 163,000	$ 165,329
5.13%, 04/27/2020	102,000	104,357

		269,686

Sweden - 0.0% (F)
Swedbank AB
2.80%, 03/14/2022 (A)	300,000	292,098

Switzerland - 0.1%
Credit Suisse AG
5.30%, 08/13/2019, MTN	100,000	100,899
Credit Suisse Group AG
3.57%, 01/09/2023 (A)	250,000	250,858
4.28%, 01/09/2028 (A)	580,000	586,663
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	200,000	197,039
4.13%, 09/24/2025 - 04/15/2026 (A)	400,000	413,305

		1,548,764

United Kingdom - 0.5%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	250,000	243,020
Aon PLC
3.50%, 06/14/2024	200,000	202,862
AstraZeneca PLC
6.45%, 09/15/2037	120,000	152,872
Barclays PLC
3.65%, 03/16/2025	200,000	195,008
3.68%, 01/10/2023	250,000	249,702
Fixed until 05/16/2023, 4.34% (B), 05/16/2024	500,000	505,533
Fixed until 02/15/2022, 4.61% (B), 02/15/2023	400,000	408,250
BP Capital Markets PLC
3.54%, 11/04/2024	230,000	236,740
3.81%, 02/10/2024	92,000	95,642
HSBC Bank PLC
4.75%, 01/19/2021 (A)	240,000	247,364
HSBC Holdings PLC
2.65%, 01/05/2022	403,000	399,381
Fixed until 03/13/2027, 4.04% (B), 03/13/2028 (E)	700,000	705,351
4.25%, 08/18/2025	200,000	204,239
4.38%, 11/23/2026	200,000	204,866
4.88%, 01/14/2022	100,000	105,128
Invesco Finance PLC
3.75%, 01/15/2026	62,000	62,665
4.00%, 01/30/2024	74,000	76,489
Lloyds Banking Group PLC
4.38%, 03/22/2028	221,000	226,298
4.58%, 12/10/2025	200,000	202,331
NatWest Markets PLC
3.63%, 09/29/2022(A)	510,000	509,773
Royal Bank of Scotland Group PLC
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	245,000	247,605
Santander UK Group Holdings PLC
Fixed until 11/03/2027, 3.82% (B), 11/03/2028	500,000	484,688
Standard Chartered PLC
4.05%, 04/12/2026 (A)	200,000	201,503
Fixed until 01/20/2022, 4.25% (B), 01/20/2023 (A)	350,000	355,558
5.20%, 01/26/2024 (A)	210,000	221,353

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Vodafone Group PLC
4.13%, 05/30/2025 (E)	$ 188,000	$ 191,593
5.00%, 05/30/2038	156,000	154,077
5.25%, 05/30/2048	187,000	185,387
6.25%, 11/30/2032	180,000	206,924

		7,482,202

United States - 9.8%
ABB Finance USA, Inc.
2.88%, 05/08/2022	23,000	23,169
Abbott Laboratories
3.88%, 09/15/2025	129,000	134,944
AbbVie, Inc.
4.50%, 05/14/2035	200,000	195,636
Aetna, Inc.
2.80%, 06/15/2023	84,000	82,489
4.50%, 05/15/2042	10,000	9,462
6.75%, 12/15/2037	70,000	84,639
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	150,000	197,897
Air Lease Corp.
3.25%, 03/01/2025	145,000	139,613
Alabama Power Co.
3.55%, 12/01/2023	76,000	78,666
3.75%, 03/01/2045	25,000	24,196
4.10%, 01/15/2042	31,000	30,763
4.15%, 08/15/2044	24,000	24,860
6.00%, 03/01/2039	38,000	47,549
Albemarle Corp.
5.45%, 12/01/2044	100,000	103,327
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	60,000	60,818
Allergan, Inc.
2.80%, 03/15/2023	129,000	126,191
3.38%, 09/15/2020	97,000	97,455
Allstate Corp.
3.15%, 06/15/2023	110,000	111,342
Amazon.com, Inc.
2.80%, 08/22/2024	335,000	335,588
3.88%, 08/22/2037	300,000	311,817
4.25%, 08/22/2057	350,000	376,395
4.80%, 12/05/2034	117,000	136,212
American Airlines Pass-Through Trust
3.00%, 04/15/2030	438,954	424,349
3.65%, 02/15/2029 - 12/15/2029	567,878	569,557
3.70%, 04/15/2027 - 04/01/2028	441,828	434,816
4.95%, 07/15/2024	204,244	211,495
American Express Co.
3.40%, 02/27/2023	103,000	104,570
3.63%, 12/05/2024	21,000	21,557
American Express Credit Corp.
2.25%, 05/05/2021, MTN	97,000	96,369
2.38%, 05/26/2020, MTN	216,000	215,300
2.60%, 09/14/2020, MTN	75,000	74,870
2.70%, 03/03/2022, MTN	60,000	60,060
American Honda Finance Corp.
2.25%, 08/15/2019, MTN	140,000	139,786
2.30%, 09/09/2026, MTN	40,000	37,869
2.90%, 02/16/2024, MTN	70,000	69,892
American International Group, Inc.
3.75%, 07/10/2025	69,000	69,047
3.88%, 01/15/2035	74,000	67,757
4.13%, 02/15/2024	145,000	149,510
4.20%, 04/01/2028	55,000	55,915
4.50%, 07/16/2044	60,000	57,456
American Tower Corp.
3.38%, 10/15/2026	113,000	110,132

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Water Capital Corp.
3.40%, 03/01/2025	$ 59,000	$ 60,171
3.85%, 03/01/2024	200,000	207,591
4.00%, 12/01/2046	91,000	90,778
Ameriprise Financial, Inc.
2.88%, 09/15/2026	190,000	185,890
Amgen, Inc.
3.63%, 05/15/2022	30,000	30,725
4.56%, 06/15/2048	100,000	100,142
Analog Devices, Inc.
3.13%, 12/05/2023	85,000	85,608
4.50%, 12/05/2036	140,000	139,812
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	134,000	139,102
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036 (A)	1,127,000	1,125,858
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 - 04/15/2058	355,000	372,597
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	81,409
Anthem, Inc.
3.30%, 01/15/2023	21,000	21,245
3.50%, 08/15/2024	208,000	210,599
4.10%, 03/01/2028	105,000	108,043
4.63%, 05/15/2042	50,000	51,603
4.65%, 08/15/2044	97,000	100,519
Apache Corp.
3.25%, 04/15/2022 (E)	12,000	12,009
4.75%, 04/15/2043	23,000	21,626
5.10%, 09/01/2040	90,000	88,492
6.00%, 01/15/2037	89,000	97,176
Appalachian Power Co.
5.80%, 10/01/2035	25,000	28,833
6.70%, 08/15/2037	55,000	68,095
Apple, Inc.
2.45%, 08/04/2026	185,000	178,730
2.75%, 01/13/2025	300,000	298,774
2.85%, 05/11/2024	236,000	236,704
2.90%, 09/12/2027	299,000	294,759
3.00%, 02/09/2024 - 06/20/2027	721,000	726,078
3.20%, 05/13/2025 - 05/11/2027	267,000	270,124
3.35%, 02/09/2027	410,000	418,427
3.45%, 02/09/2045	156,000	148,420
3.75%, 09/12/2047	420,000	417,896
3.85%, 08/04/2046	129,000	130,452
4.50%, 02/23/2036	85,000	95,295
4.65%, 02/23/2046	40,000	45,193
Arizona Public Service Co.
2.20%, 01/15/2020	83,000	82,680
5.05%, 09/01/2041	23,000	25,849
Arrow Electronics, Inc.
3.25%, 09/08/2024	132,000	127,967
3.88%, 01/12/2028	111,000	106,858
Assurant, Inc.
4.20%, 09/27/2023	250,000	254,696
AT&T, Inc.
3.95%, 01/15/2025	237,000	241,844
4.13%, 02/17/2026	216,000	220,800
4.30%, 02/15/2030 - 12/15/2042	1,234,000	1,240,080
4.35%, 06/15/2045	110,000	100,931
4.50%, 05/15/2035	285,000	280,786
4.90%, 08/15/2037	936,000	946,181
5.35%, 09/01/2040	79,000	82,984
6.38%, 03/01/2041	205,000	240,917

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Athene Global Funding
2.75%, 04/20/2020 (A)	$ 281,000	$ 280,210
4.00%, 01/25/2022 (A)	236,000	241,865
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	78,244
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	170,000	169,407
3.45%, 06/01/2025, MTN	70,000	71,262
3.90%, 10/15/2046, MTN	34,000	33,623
Avangrid, Inc.
3.15%, 12/01/2024	108,000	106,749
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	150,000	147,718
3.88%, 05/01/2023 (A)	100,000	100,307
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (A)	80,000	80,403
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	115,000	120,674
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	141,000	132,475
5.20%, 06/15/2033	200,000	227,087
Bank of America Corp.
Fixed until 07/21/2020, 2.37% (B), 07/21/2021, MTN	200,000	198,636
Fixed until 04/24/2022, 2.88% (B), 04/24/2023	340,000	338,960
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	958,000	954,185
Fixed until 10/01/2024, 3.09% (B), 10/01/2025, MTN	161,000	159,665
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	351,000	352,018
3.30%, 01/11/2023, MTN	528,000	534,703
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	1,650,000	1,651,157
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	296,000	289,443
Fixed until 05/17/2021, 3.50% (B), 05/17/2022, MTN	190,000	192,224
Fixed until 03/05/2023, 3.55% (B), 03/05/2024	115,000	116,784
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	800,000	803,584
3.95%, 04/21/2025, MTN	338,000	343,802
Fixed until 03/05/2028, 3.97% (B), 03/05/2029, MTN	400,000	407,278
4.00%, 01/22/2025, MTN	378,000	385,497
4.25%, 10/22/2026, MTN	142,000	145,883
5.88%, 02/07/2042, MTN	20,000	24,970
Bank of New York Mellon Corp.
2.60%, 02/07/2022, MTN	100,000	99,943
Fixed until 05/16/2022, 2.66% (B), 05/16/2023, MTN	301,000	299,427
2.80%, 05/04/2026, MTN	51,000	50,081
3.25%, 09/11/2024, MTN	190,000	192,548
4.15%, 02/01/2021, MTN	55,000	56,546
BAT Capital Corp.
4.39%, 08/15/2037	171,000	153,001
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,103
5.25%, 06/23/2045	9,000	9,861
Bayer US Finance II LLC
4.70%, 07/15/2064 (A)	18,000	14,962
Bayer US Finance LLC
3.38%, 10/08/2024 (A)	200,000	195,537
BB&T Corp.
2.45%, 01/15/2020, MTN	56,000	55,887
2.63%, 06/29/2020, MTN	270,000	269,746
6.85%, 04/30/2019, MTN	60,000	60,194

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Becton Dickinson and Co.
3.73%, 12/15/2024	$ 13,000	$ 13,199
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	45,000	44,906
3.50%, 02/01/2025	71,000	72,688
3.75%, 11/15/2023	293,000	304,590
6.13%, 04/01/2036	122,000	153,230
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	62,000	66,234
BlackRock, Inc.
3.50%, 03/18/2024	40,000	41,582
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (A)	33,000	32,195
5.88%, 03/15/2021 (A)	120,000	126,551
BMW US Capital LLC
2.25%, 09/15/2023 (A)	180,000	174,760
Booking Holdings, Inc.
3.55%, 03/15/2028	250,000	248,832
Boston Gas Co.
4.49%, 02/15/2042 (A)	24,000	25,075
Boston Properties, LP
3.20%, 01/15/2025	190,000	188,501
3.65%, 02/01/2026	74,000	74,495
Boston Scientific Corp.
3.75%, 03/01/2026	235,000	239,593
BP Capital Markets America, Inc.
3.22%, 04/14/2024	830,000	840,745
3.25%, 05/06/2022	227,000	230,489
British Airways Pass-Through Trust
4.13%, 03/20/2033 (A)	636,220	645,954
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	150,000	149,295
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	361,000	360,072
3.88%, 01/15/2027	100,000	95,532
Broadcom, Inc.
4.75%, 04/15/2029 (A)	1,200,000	1,194,300
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (A)	160,000	163,995
Buckeye Partners, LP
3.95%, 12/01/2026	23,000	21,868
4.88%, 02/01/2021	220,000	225,402
5.85%, 11/15/2043	100,000	99,438
Bunge, Ltd. Finance Corp.
3.50%, 11/24/2020	55,000	55,266
Burlington Northern Santa Fe LLC
5.15%, 09/01/2043	231,000	272,179
5.40%, 06/01/2041	60,000	71,969
6.15%, 05/01/2037	200,000	255,912
7.95%, 08/15/2030	200,000	282,426
Campbell Soup Co.
3.95%, 03/15/2025	270,000	271,724
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	299,756
Capital One Financial Corp.
3.20%, 02/05/2025	175,000	171,318
3.75%, 04/24/2024 - 07/28/2026	260,000	257,377
4.20%, 10/29/2025	100,000	101,688
Cardinal Health, Inc.
4.90%, 09/15/2045	60,000	57,189
Cargill, Inc.
3.30%, 03/01/2022 (A)	110,000	111,039

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Carlyle Investment Management LLC
3-Month LIBOR + 2.00%, 2.00% (B), 07/15/2019 (C) (D)	$ 7,184	$ 7,166
Caterpillar Financial Services Corp.
2.10%, 06/09/2019, MTN	43,000	42,941
2.75%, 08/20/2021, MTN	60,000	60,095
2.85%, 06/01/2022, MTN	77,000	77,561
3.75%, 11/24/2023, MTN	121,000	126,613
Caterpillar, Inc.
2.60%, 06/26/2022	31,000	30,948
CBS Corp.
3.70%, 08/15/2024	173,000	175,851
4.00%, 01/15/2026	83,000	84,321
4.85%, 07/01/2042	100,000	99,473
4.90%, 08/15/2044	68,000	66,951
Celgene Corp.
5.70%, 10/15/2040	114,000	125,050
Centel Capital Corp.
9.00%, 10/15/2019	25,000	25,742
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/2027	137,000	135,116
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	130,000	133,187
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	803,000	847,308
5.38%, 04/01/2038	114,000	114,612
6.38%, 10/23/2035	89,000	99,236
6.83%, 10/23/2055	120,000	135,853
Chevron Corp.
2.36%, 12/05/2022	50,000	49,636
2.41%, 03/03/2022	200,000	199,670
2.57%, 05/16/2023	200,000	200,278
2.90%, 03/03/2024	161,000	162,842
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (A)	95,000	95,443
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	91,000	91,727
3.15%, 03/15/2025	131,000	132,133
3.35%, 05/03/2026	63,000	64,110
Cisco Systems, Inc.
1.85%, 09/20/2021	200,000	196,240
2.95%, 02/28/2026	117,000	117,327
Citigroup, Inc.
2.75%, 04/25/2022	750,000	746,842
2.90%, 12/08/2021	300,000	299,921
Fixed until 01/24/2022, 3.14% (B), 01/24/2023	231,000	231,798
3.20%, 10/21/2026	194,000	190,010
3.40%, 05/01/2026	250,000	248,520
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	750,000	736,894
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	450,000	448,840
3.88%, 03/26/2025	100,000	100,750
Fixed until 01/24/2038, 3.88% (B), 01/24/2039	100,000	97,310
Fixed until 03/20/2029, 3.98% (B), 03/20/2030	600,000	609,966
4.30%, 11/20/2026	250,000	254,082
4.40%, 06/10/2025	243,000	251,575
4.45%, 09/29/2027	48,000	49,317
4.75%, 05/18/2046	150,000	155,420
5.50%, 09/13/2025	115,000	126,050

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citizens Bank NA
3.70%, 03/29/2023	$ 270,000	$ 277,023
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	38,472
4.30%, 12/03/2025	60,000	61,446
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	167,000	163,979
5.50%, 08/15/2024	100,000	109,590
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	226,000	228,018
CMS Energy Corp.
2.95%, 02/15/2027	78,000	74,402
3.88%, 03/01/2024	100,000	102,497
CNA Financial Corp.
3.45%, 08/15/2027	160,000	156,177
Comcast Corp.
3.00%, 02/01/2024	117,000	117,156
3.15%, 03/01/2026	309,000	307,435
3.20%, 07/15/2036	200,000	181,854
3.38%, 02/15/2025	77,000	78,432
3.95%, 10/15/2025	291,000	304,334
4.00%, 11/01/2049	23,000	22,376
4.20%, 08/15/2034	378,000	393,321
4.25%, 01/15/2033	589,000	621,662
4.60%, 10/15/2038	350,000	374,667
4.95%, 10/15/2058	440,000	485,320
6.50%, 11/15/2035	210,000	265,819
7.05%, 03/15/2033	90,000	119,554
Commonwealth Edison Co.
3.65%, 06/15/2046	81,000	78,964
3.75%, 08/15/2047	150,000	147,517
ConAgra Brands, Inc.
4.60%, 11/01/2025	115,000	120,699
5.30%, 11/01/2038	260,000	263,184
Connecticut Light & Power Co.
3.20%, 03/15/2027	130,000	129,911
4.00%, 04/01/2048	124,000	128,746
ConocoPhillips Co.
4.95%, 03/15/2026 (E)	150,000	167,151
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	25,000	25,633
Constellation Brands, Inc.
4.40%, 11/15/2025	120,000	125,983
5.25%, 11/15/2048	70,000	74,235
Consumers Energy Co.
3.25%, 08/15/2046	52,000	47,592
4.35%, 08/31/2064	32,000	33,389
5.65%, 04/15/2020	110,000	113,117
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	31,435	31,960
4.15%, 10/11/2025	364,649	372,452
Costco Wholesale Corp.
2.75%, 05/18/2024	142,000	142,950
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	140,000	140,972
3.35%, 09/15/2026 (A)	67,000	65,288
4.60%, 08/15/2047 (A)	118,000	112,582
4.80%, 02/01/2035 (A)	250,000	236,428
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	191,481
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	47,325
4.88%, 04/15/2022	100,000	105,402
5.25%, 01/15/2023	80,000	85,853
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	104,000	104,238

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CSX Corp.
3.40%, 08/01/2024	$ 100,000	$ 101,876
4.25%, 06/01/2021	23,000	23,624
4.75%, 05/30/2042	27,000	28,874
6.00%, 10/01/2036, MTN	70,000	84,136
CVS Health Corp.
2.75%, 12/01/2022	80,000	78,893
4.00%, 12/05/2023	138,000	141,805
4.10%, 03/25/2025	1,038,000	1,065,657
4.30%, 03/25/2028	278,000	281,684
4.78%, 03/25/2038	410,000	406,020
5.05%, 03/25/2048	229,000	230,696
CVS Pass-Through Trust
4.70%, 01/10/2036 (A)	212,064	219,364
5.93%, 01/10/2034 (A)	205,397	228,069
6.20%, 10/10/2025 (A)	84,857	91,681
Daimler Finance North America LLC
2.88%, 03/10/2021 (A)	250,000	249,404
Danaher Corp.
2.40%, 09/15/2020	56,000	55,734
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	423,000	454,958
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	46,503
4.15%, 05/15/2045	140,000	143,369
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	254,610	259,850
4.75%, 11/07/2021	15,278	15,493
6.82%, 02/10/2024	682,582	746,335
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	46,712
Digital Realty Trust, LP
3.70%, 08/15/2027	89,000	88,121
Discover Bank
4.20%, 08/08/2023	350,000	363,878
Discovery Communications LLC
3.30%, 05/15/2022	190,000	190,845
3.95%, 03/20/2028	105,000	102,018
4.38%, 06/15/2021	137,000	140,749
6.35%, 06/01/2040	50,000	54,870
Dollar General Corp.
4.13%, 05/01/2028	100,000	102,494
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	59,000	58,990
4.60%, 12/15/2044	250,000	262,756
Dominion Energy, Inc.
2.75%, 09/15/2022	132,000	130,860
2.85%, 08/15/2026	61,000	58,553
4.90%, 08/01/2041	11,000	11,714
5.25%, 08/01/2033	90,000	100,998
6.30%, 03/15/2033	50,000	61,048
Dow Chemical Co.
3.00%, 11/15/2022	38,000	38,026
5.25%, 11/15/2041	17,000	17,655
8.85%, 09/15/2021	190,000	214,179
DowDuPont, Inc.
4.49%, 11/15/2025	280,000	298,251
5.32%, 11/15/2038	145,000	161,193
DTE Electric Co.
3.70%, 03/15/2045	123,000	121,579
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100,000	102,716
6.00%, 12/01/2028	100,000	120,756
Duke Energy Indiana LLC
3.75%, 05/15/2046	100,000	97,326
Duke Energy Ohio, Inc.
3.80%, 09/01/2023	136,000	141,671

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duke Energy Progress LLC
2.80%, 05/15/2022	$ 32,000	$ 32,180
3.00%, 09/15/2021	67,000	67,512
3.25%, 08/15/2025	106,000	108,354
3.70%, 10/15/2046	113,000	110,295
4.15%, 12/01/2044	65,000	67,687
4.20%, 08/15/2045	130,000	135,907
4.38%, 03/30/2044	44,000	47,464
5.70%, 04/01/2035	100,000	118,569
Duke Realty, LP
3.25%, 06/30/2026	36,000	35,474
3.63%, 04/15/2023	146,000	148,817
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (A)	250,000	244,336
DXC Technology Co.
4.25%, 04/15/2024	99,000	100,451
Eaton Corp.
4.00%, 11/02/2032	21,000	21,594
5.80%, 03/15/2037	130,000	150,831
Ecolab, Inc.
2.25%, 01/12/2020	80,000	79,787
3.25%, 01/14/2023	66,000	66,869
Eli Lilly & Co.
4.15%, 03/15/2059	205,000	210,883
Enable Midstream Partners, LP
4.95%, 05/15/2028	95,000	96,188
Energy Transfer Operating, LP
3.60%, 02/01/2023	176,000	177,468
4.05%, 03/15/2025	118,000	119,648
4.75%, 01/15/2026	96,000	100,344
4.90%, 02/01/2024	120,000	126,522
6.05%, 06/01/2041	325,000	347,801
6.50%, 02/01/2042	36,000	39,991
Eni USA, Inc.
7.30%, 11/15/2027	150,000	182,569
Entergy Arkansas LLC
3.50%, 04/01/2026	61,000	62,128
Entergy Corp.
2.95%, 09/01/2026	65,000	62,456
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	111,436
3.05%, 06/01/2031	107,000	102,169
Entergy Mississippi LLC
2.85%, 06/01/2028	91,000	87,756
Enterprise Products Operating LLC
3.75%, 02/15/2025	78,000	80,515
4.95%, 10/15/2054	35,000	36,368
5.10%, 02/15/2045	65,000	71,186
5.75%, 03/01/2035	100,000	110,098
6.88%, 03/01/2033	400,000	513,447
7.55%, 04/15/2038	120,000	161,752
EOG Resources, Inc.
2.63%, 03/15/2023	47,000	46,659
4.10%, 02/01/2021	80,000	81,886
EPR Properties
4.50%, 06/01/2027	157,000	158,198
4.95%, 04/15/2028	115,000	119,556
EQT Corp.
3.90%, 10/01/2027	161,000	150,587
ERAC USA Finance LLC
4.50%, 08/16/2021 - 02/15/2045 (A)	285,000	287,567
5.25%, 10/01/2020 (A)	8,000	8,251
5.63%, 03/15/2042 (A)	37,000	41,886
6.70%, 06/01/2034 (A)	44,000	54,629
ERP Operating, LP
2.38%, 07/01/2019	32,000	31,969
2.85%, 11/01/2026	96,000	93,470
3.00%, 04/15/2023	150,000	150,838
3.50%, 03/01/2028	98,000	99,555

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Evergy, Inc.
4.85%, 06/01/2021	$ 74,000	$ 76,244
Exelon Corp.
3.40%, 04/15/2026	63,000	62,986
3.50%, 06/01/2022	300,000	303,054
Express Scripts Holding Co.
3.00%, 07/15/2023	51,000	50,688
3.05%, 11/30/2022	130,000	130,047
3.50%, 06/15/2024	90,000	90,704
4.50%, 02/25/2026	144,000	150,745
4.80%, 07/15/2046	62,000	63,028
FedEx Corp.
3.90%, 02/01/2035	223,000	208,989
Fifth Third Bancorp
3.95%, 03/14/2028	210,000	216,903
FirstEnergy Corp.
4.85%, 07/15/2047	66,000	70,778
Florida Power & Light Co.
4.95%, 06/01/2035	70,000	79,919
5.13%, 06/01/2041	30,000	35,228
5.63%, 04/01/2034	100,000	121,361
Fox Corp.
4.71%, 01/25/2029 (A)	160,000	171,551
General Electric Co.
2.10%, 12/11/2019	86,000	85,389
2.20%, 01/09/2020, MTN	172,000	170,893
2.70%, 10/09/2022	34,000	33,389
3.45%, 05/15/2024, MTN	292,000	290,610
4.38%, 09/16/2020, MTN	104,000	105,979
4.65%, 10/17/2021, MTN	222,000	230,072
5.50%, 01/08/2020, MTN	60,000	61,301
6.00%, 08/07/2019, MTN	101,000	101,962
General Mills, Inc.
4.00%, 04/17/2025	185,000	191,426
4.20%, 04/17/2028 (E)	115,000	119,500
4.55%, 04/17/2038	45,000	44,554
General Motors Co.
6.60%, 04/01/2036	200,000	209,232
General Motors Financial Co., Inc.
3.45%, 04/10/2022	145,000	145,009
3.50%, 11/07/2024	240,000	231,879
3.70%, 05/09/2023	205,000	203,911
3.95%, 04/13/2024	360,000	356,286
4.30%, 07/13/2025	105,000	104,410
4.35%, 04/09/2025	235,000	233,986
Gilead Sciences, Inc.
3.25%, 09/01/2022	120,000	122,237
3.50%, 02/01/2025	20,000	20,411
3.70%, 04/01/2024	484,000	499,774
4.00%, 09/01/2036	58,000	56,923
4.60%, 09/01/2035	42,000	44,084
Glencore Funding LLC
4.63%, 04/29/2024 (A)	220,000	226,943
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (B), 10/31/2022	865,000	857,304
Fixed until 07/24/2022, 2.91% (B), 07/24/2023	250,000	247,209
Fixed until 06/05/2022, 2.91% (B), 06/05/2023	681,000	673,132
3.00%, 04/26/2022	160,000	159,653
Fixed until 09/29/2024, 3.27% (B), 09/29/2025	484,000	477,782
3.50%, 01/23/2025 - 11/16/2026	1,202,000	1,194,141
Fixed until 06/05/2027, 3.69% (B), 06/05/2028	523,000	518,007

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Goldman Sachs Group, Inc. (continued)
3.75%, 05/22/2025	$ 399,000	$ 403,054
3.85%, 01/26/2027	1,490,000	1,495,813
Fixed until 05/01/2028, 4.22% (B), 05/01/2029	350,000	357,700
5.38%, 03/15/2020, MTN	606,000	620,117
Goodman US Finance Three LLC
3.70%, 03/15/2028 (A)	151,000	146,707
Great-West Lifeco Finance, LP
4.15%, 06/03/2047 (A)	200,000	199,639
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	39,000	38,558
3.48%, 06/15/2050 (A)	36,000	36,355
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	44,000	46,210
Halliburton Co.
3.50%, 08/01/2023	107,000	109,219
4.85%, 11/15/2035	157,000	164,584
7.60%, 08/15/2096 (A)	40,000	53,163
8.75%, 02/15/2021	100,000	109,787
Harborwalk Funding Trust
Fixed until 02/15/2049, 5.08% (B), 02/15/2069 (A)	400,000	420,016
Harris Corp.
3.83%, 04/27/2025	200,000	204,921
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	210,000	209,383
HCA, Inc.
5.25%, 06/15/2026	320,000	342,870
HCP, Inc.
3.40%, 02/01/2025	38,000	37,754
3.88%, 08/15/2024	360,000	366,897
4.20%, 03/01/2024	27,000	27,942
Home Depot, Inc.
3.75%, 02/15/2024	110,000	115,509
4.20%, 04/01/2043	103,000	107,856
Huntington Bancshares, Inc.
2.30%, 01/14/2022	271,000	266,913
Hyundai Capital America
2.00%, 07/01/2019 (A)	64,000	63,859
IBM Credit LLC
3.00%, 02/06/2023 (E)	300,000	302,252
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	103,333
4.88%, 09/15/2041	192,000	224,223
Indiana Michigan Power Co.
3.20%, 03/15/2023	120,000	121,018
Intel Corp.
3.70%, 07/29/2025	104,000	109,013
3.73%, 12/08/2047	34,000	34,198
4.00%, 12/15/2032	181,000	198,078
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	115,000	120,716
International Business Machines Corp.
1.80%, 05/17/2019	100,000	99,896
2.25%, 02/19/2021	279,000	276,648
7.00%, 10/30/2025	50,000	61,395
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	110,000	115,507
5.00%, 09/26/2048	126,000	132,267
International Lease Finance Corp.
5.88%, 08/15/2022	150,000	161,719
8.63%, 01/15/2022	360,000	408,881
International Paper Co.
3.00%, 02/15/2027 (E)	150,000	144,396
7.30%, 11/15/2039	100,000	126,496
8.70%, 06/15/2038	70,000	98,111

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ITC Holdings Corp.
2.70%, 11/15/2022	$ 200,000	$ 196,389
Jackson National Life Global Funding
2.50%, 06/27/2022 (A) (E)	100,000	98,871
3.05%, 04/29/2026 (A)	81,000	79,405
3.25%, 01/30/2024 (A)	29,000	29,149
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	215,000	218,296
Jersey Central Power & Light Co.
6.15%, 06/01/2037	80,000	94,824
John Deere Capital Corp.
1.70%, 01/15/2020	30,000	29,763
2.45%, 09/11/2020, MTN	33,000	32,879
2.70%, 01/06/2023, MTN	15,000	14,971
2.75%, 03/15/2022, MTN	25,000	25,049
2.80%, 09/08/2027, MTN	100,000	97,836
3.15%, 10/15/2021, MTN	20,000	20,234
3.35%, 06/12/2024, MTN	166,000	169,662
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	70,017	77,790
Johnson & Johnson
3.40%, 01/15/2038	278,000	273,546
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	47,719
5.30%, 10/01/2041	60,000	70,075
Kellogg Co.
3.40%, 11/15/2027	119,000	114,340
Kerr-McGee Corp.
7.88%, 09/15/2031	100,000	126,784
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	550,000	531,826
4.42%, 05/25/2025 (A)	112,000	116,060
4.99%, 05/25/2038 (A)	162,000	165,302
KeyCorp
2.90%, 09/15/2020, MTN	84,000	84,197
4.15%, 10/29/2025, MTN	130,000	136,854
5.10%, 03/24/2021, MTN	141,000	147,115
KeySpan Gas East Corp.
2.74%, 08/15/2026 (A)	97,000	92,839
Kimberly-Clark Corp.
2.40%, 06/01/2023	100,000	98,584
Kinder Morgan, Inc.
4.30%, 03/01/2028	410,000	423,529
Kraft Heinz Foods Co.
2.80%, 07/02/2020	350,000	349,553
5.00%, 07/15/2035 - 06/04/2042	705,000	694,188
6.88%, 01/26/2039	75,000	84,827
Kroger Co.
4.00%, 02/01/2024	95,000	98,121
8.00%, 09/15/2029	125,000	156,594
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	138,000	139,001
Legg Mason, Inc.
3.95%, 07/15/2024	115,000	116,343
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (A)	100,000	103,999
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (A)	220,000	268,237
Liberty Property, LP
3.25%, 10/01/2026	54,000	52,418
Lincoln National Corp.
4.00%, 09/01/2023	100,000	104,505
4.20%, 03/15/2022	206,000	213,703
Lockheed Martin Corp.
4.50%, 05/15/2036	150,000	162,683

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Lowe’s Cos., Inc.
2.50%, 04/15/2026	$ 150,000	$ 141,557
3.13%, 09/15/2024	50,000	50,308
3.38%, 09/15/2025	179,000	179,771
4.65%, 04/15/2042	43,000	43,597
Magellan Health, Inc.
4.90%, 09/22/2024	375,000	356,812
Magellan Midstream Partners, LP
3.20%, 03/15/2025	59,000	57,771
4.20%, 12/01/2042	75,000	71,210
4.25%, 02/01/2021	234,000	239,620
5.15%, 10/15/2043	62,000	67,326
Marathon Petroleum Corp.
3.63%, 09/15/2024	96,000	96,851
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	191,000	190,366
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	156,000	149,388
Masco Corp.
6.50%, 08/15/2032	250,000	284,403
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	113,000	110,322
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (A)	33,000	38,309
7.63%, 11/15/2023 (A)	250,000	288,107
MassMutual Global Funding II
2.50%, 10/17/2022 (A) (E)	100,000	99,227
McCormick & Co., Inc.
3.15%, 08/15/2024	105,000	104,730
3.40%, 08/15/2027	66,000	64,783
McDonald’s Corp.
4.70%, 12/09/2035, MTN	39,000	41,800
6.30%, 10/15/2037, MTN	71,000	87,956
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	238,000	252,540
4.60%, 06/01/2044	70,000	76,433
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	91,554
Medtronic, Inc.
3.13%, 03/15/2022	57,000	57,915
4.38%, 03/15/2035	159,000	173,601
Merck & Co., Inc.
2.80%, 05/18/2023	18,000	18,182
3.70%, 02/10/2045	20,000	19,800
3.90%, 03/07/2039	400,000	411,613
Metropolitan Life Global Funding I
3.00%, 01/10/2023 - 09/19/2027 (A)	320,000	317,586
3.88%, 04/11/2022 (A)	300,000	309,104
Microsoft Corp.
2.38%, 02/12/2022 - 05/01/2023	176,000	175,544
3.30%, 02/06/2027	167,000	171,446
3.50%, 02/12/2035	68,000	68,921
3.95%, 08/08/2056	88,000	91,780
4.00%, 02/12/2055	71,000	74,337
4.10%, 02/06/2037	266,000	289,313
4.50%, 02/06/2057	233,000	266,726
MidAmerican Energy Co.
3.10%, 05/01/2027	193,000	194,024
Morgan Stanley
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	711,000	705,625
3.63%, 01/20/2027	564,000	565,318
Fixed until 04/24/2023, 3.74% (B), 04/24/2024	815,000	831,238
3.75%, 02/25/2023, MTN	284,000	291,296
Fixed until 01/24/2028, 3.77% (B), 01/24/2029, MTN	221,000	221,804
3.88%, 01/27/2026, MTN	360,000	368,083

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
4.00%, 07/23/2025, MTN	$ 871,000	$ 896,450
4.30%, 01/27/2045	69,000	70,161
5.00%, 11/24/2025	334,000	358,005
5.50%, 07/28/2021, MTN	620,000	656,033
7.30%, 05/13/2019, MTN	470,000	472,420
Mosaic Co.
4.88%, 11/15/2041	13,000	12,515
5.45%, 11/15/2033	255,000	274,156
MPLX, LP
4.13%, 03/01/2027	104,000	104,655
4.50%, 04/15/2038	165,000	156,726
5.20%, 03/01/2047	81,000	82,190
MUFG Union Bank NA
2.25%, 05/06/2019	250,000	249,846
National Retail Properties, Inc.
3.50%, 10/15/2027	100,000	98,411
3.60%, 12/15/2026	124,000	123,553
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	61,000	61,218
3.05%, 04/25/2027	92,000	90,127
Nevada Power Co.
5.38%, 09/15/2040	80,000	91,909
5.45%, 05/15/2041	40,000	46,489
6.65%, 04/01/2036	100,000	129,778
New England Power Co.
3.80%, 12/05/2047 (A)	112,000	107,321
New York Life Global Funding
2.35%, 07/14/2026 (A)	75,000	71,339
3.00%, 01/10/2028 (A)	137,000	135,575
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (A)	83,000	82,827
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	106,000	105,875
3.55%, 05/01/2027	45,000	45,189
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (A)	141,000	144,774
NiSource, Inc.
3.85%, 02/15/2023	50,000	51,015
5.65%, 02/01/2045	89,000	103,414
5.80%, 02/01/2042	67,000	77,145
6.25%, 12/15/2040	100,000	125,569
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021 (A)	78,000	75,253
Noble Energy, Inc.
6.00%, 03/01/2041	57,000	63,075
Nordstrom, Inc.
4.00%, 10/15/2021	21,000	21,484
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,097
3.85%, 01/15/2024	125,000	129,945
3.95%, 10/01/2042	25,000	24,340
4.05%, 08/15/2052	127,000	123,229
Northern States Power Co.
6.25%, 06/01/2036	70,000	90,874
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (B), 05/08/2032	280,000	274,351
Northrop Grumman Corp.
3.20%, 02/01/2027	112,000	110,248
3.25%, 01/15/2028	75,000	73,748
3.85%, 04/15/2045	44,000	42,208
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	80,000	109,482
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	79,635
3.00%, 11/20/2025	165,000	167,526

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Nucor Corp.
6.40%, 12/01/2037	$ 200,000	$ 251,367
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	142,000	141,425
Occidental Petroleum Corp.
4.63%, 06/15/2045	26,000	28,433
Office Properties Income Trust, REIT,
3.60%, 02/01/2020	370,000	370,515
3.75%, 08/15/2019	940,000	941,700
4.00%, 07/15/2022	251,000	250,384
Ohio Power Co.
6.60%, 03/01/2033	65,000	83,355
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	50,000	59,728
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	250,000	255,557
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	30,255
4.90%, 03/15/2025	450,000	478,644
5.00%, 09/15/2023	65,000	69,085
6.65%, 10/01/2036	220,000	251,668
Oracle Corp.
2.50%, 05/15/2022 - 10/15/2022	341,000	339,410
2.95%, 11/15/2024 - 05/15/2025	600,000	599,845
3.80%, 11/15/2037	160,000	160,128
3.90%, 05/15/2035	130,000	132,898
4.30%, 07/08/2034	573,000	614,316
6.13%, 07/08/2039	65,000	83,397
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (B), 10/24/2067 (A)	124,000	110,633
PacifiCorp
6.25%, 10/15/2037	20,000	25,543
Parker-Hannifin Corp.
3.30%, 11/21/2024, MTN	37,000	37,638
4.10%, 03/01/2047	67,000	68,325
4.45%, 11/21/2044, MTN	37,000	39,485
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	56,000	54,042
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (A)	26,000	25,965
2.70%, 03/14/2023 (A)	150,000	146,571
4.13%, 08/01/2023 (A)	184,000	189,371
4.88%, 07/11/2022 (A)	100,000	104,622
PepsiCo, Inc.
4.60%, 07/17/2045	39,000	44,324
Pfizer, Inc.
3.00%, 12/15/2026	210,000	210,213
3.90%, 03/15/2039	385,000	398,958
Phillips 66
3.90%, 03/15/2028	105,000	106,830
4.30%, 04/01/2022	16,000	16,690
Phillips 66 Partners, LP
3.55%, 10/01/2026	34,000	33,408
4.90%, 10/01/2046	74,000	75,321
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	175,000	174,414
4.30%, 01/31/2043	121,000	104,267
4.65%, 10/15/2025	100,000	104,183
PNC Financial Services Group, Inc.
5.13%, 02/08/2020	100,000	101,984
PPL Capital Funding, Inc.
4.20%, 06/15/2022	50,000	51,297

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PPL Electric Utilities Corp.
4.13%, 06/15/2044	$ 42,000	$ 43,619
Praxair, Inc.
2.65%, 02/05/2025	65,000	64,532
Precision Castparts Corp.
3.25%, 06/15/2025	106,000	108,699
4.20%, 06/15/2035	160,000	165,006
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	200,770
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	404,079
3.55%, 01/15/2024	1,505,000	1,577,046
Procter & Gamble Co.
2.70%, 02/02/2026	250,000	248,760
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	22,155
7.00%, 10/30/2031	110,000	142,812
Progressive Corp.
Fixed until 03/15/2023 (I), 5.38% (B)	150,000	148,687
Protective Life Global Funding
2.00%, 09/14/2021 (A)	210,000	205,352
2.26%, 04/08/2020 (A)	200,000	198,938
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	79,775
Prudential Financial, Inc.
2.35%, 08/15/2019, MTN	200,000	199,631
3.91%, 12/07/2047	184,000	177,259
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	300,000	379,445
PSEG Power LLC
4.15%, 09/15/2021	113,000	116,245
Public Service Co. of Colorado
3.55%, 06/15/2046	43,000	39,695
Public Service Co. of New Hampshire
3.50%, 11/01/2023	40,000	41,297
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	111,811
6.63%, 11/15/2037	80,000	100,775
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	93,000	87,465
3.65%, 09/01/2042, MTN	49,000	48,085
QUALCOMM, Inc.
2.90%, 05/20/2024	250,000	245,750
3.25%, 05/20/2027	201,000	196,397
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	38,701
4.75%, 01/30/2020	160,000	162,435
Qwest Corp.
6.75%, 12/01/2021	67,000	71,291
Realty Income Corp.
3.88%, 04/15/2025	175,000	181,179
4.65%, 03/15/2047	113,000	123,151
Regions Financial Corp.
3.80%, 08/14/2023	170,000	174,747
Reliance Standard Life Global Funding II
3.05%, 01/20/2021 (A)	104,000	103,901
3.85%, 09/19/2023 (A)	355,000	362,277
Republic Services, Inc.
2.90%, 07/01/2026	49,000	47,954
5.25%, 11/15/2021	80,000	84,899
5.50%, 09/15/2019	100,000	101,177
Reynolds American, Inc.
5.70%, 08/15/2035	150,000	155,624
Rockwell Collins, Inc.
3.20%, 03/15/2024	80,000	79,658
4.35%, 04/15/2047	50,000	49,299

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Roper Technologies, Inc.
3.00%, 12/15/2020	$ 46,000	$ 46,091
Ryder System, Inc.
2.88%, 09/01/2020, MTN	144,000	144,139
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	30,614
6.00%, 06/01/2026	75,000	84,633
SART
4.75%, 07/15/2024	1,950,873	1,975,259
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (A)	154,000	158,258
Sempra Energy
4.05%, 12/01/2023	96,000	98,206
Senior Housing Properties Trust
3.25%, 05/01/2019	190,000	190,022
4.75%, 02/15/2028	150,000	139,047
Sherwin-Williams Co.
3.13%, 06/01/2024	82,000	81,462
Simon Property Group, LP
3.75%, 02/01/2024	250,000	259,798
4.13%, 12/01/2021	27,000	27,928
4.38%, 03/01/2021	60,000	61,668
SITE Centers Corp.
3.63%, 02/01/2025	87,000	85,386
Southern California Edison Co.
1.85%, 02/01/2022	33,000	31,824
3.65%, 03/01/2028	150,000	147,253
3.90%, 12/01/2041	50,000	44,524
4.05%, 03/15/2042	75,000	70,331
Southern Co.
3.25%, 07/01/2026	48,000	47,014
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	46,640
3.25%, 06/15/2026	42,000	40,965
3.50%, 09/15/2021	182,000	184,265
3.95%, 10/01/2046	49,000	45,957
4.40%, 06/01/2043	79,000	79,029
5.25%, 08/15/2019	230,000	231,733
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	77,000	77,134
8.00%, 03/01/2032	140,000	190,603
Southern Power Co.
5.15%, 09/15/2041	165,000	171,428
Southwest Gas Corp.
3.80%, 09/29/2046	100,000	93,808
Southwestern Public Service Co.
4.50%, 08/15/2041	70,000	75,127
6.00%, 10/01/2036	97,000	114,103
Spectra Energy Partners, LP
3.50%, 03/15/2025	125,000	124,998
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	167,689	165,350
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (A)	336,875	336,774
State Street Corp.
3.10%, 05/15/2023	72,000	73,019
3.55%, 08/18/2025	118,000	122,353
3.70%, 11/20/2023	231,000	241,215
Sunoco Logistics Partners Operations, LP
4.95%, 01/15/2043	309,000	288,236
5.30%, 04/01/2044	50,000	49,004
5.35%, 05/15/2045	93,000	90,970
5.95%, 12/01/2025	36,000	39,817
6.10%, 02/15/2042	100,000	107,180
SunTrust Banks, Inc.
4.00%, 05/01/2025	53,000	55,452

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Synchrony Financial
3.70%, 08/04/2026	$ 170,000	$ 160,169
Sysco Corp.
3.25%, 07/15/2027	350,000	344,051
3.75%, 10/01/2025	78,000	79,820
Tampa Electric Co.
4.45%, 06/15/2049	350,000	361,247
Target Corp.
3.50%, 07/01/2024	77,000	80,290
TC PipeLines, LP
3.90%, 05/25/2027	81,000	80,102
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	112,000	112,983
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	200,000	205,219
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	129,000	127,113
Texas Health Resources
4.33%, 11/15/2055	250,000	266,230
Texas Instruments, Inc.
1.65%, 08/03/2019	37,000	36,861
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	83,000	80,072
4.15%, 02/01/2024	86,000	89,872
Time Warner Cable LLC
6.55%, 05/01/2037	100,000	110,473
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	330,000	430,257
Toledo Edison Co.
6.15%, 05/15/2037	130,000	159,748
Torchmark Corp.
4.55%, 09/15/2028	190,000	200,588
Toyota Motor Credit Corp.
2.13%, 07/18/2019, MTN (E)	90,000	89,873
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	68,000	65,418
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	400,000	402,381
UDR, Inc.
2.95%, 09/01/2026, MTN	74,000	70,814
Unilever Capital Corp.
3.38%, 03/22/2025	110,000	112,280
Union Carbide Corp.
7.50%, 06/01/2025	40,000	47,006
7.75%, 10/01/2096	40,000	49,283
Union Electric Co.
2.95%, 06/15/2027	107,000	105,736
Union Pacific Corp.
4.10%, 09/15/2067	90,000	82,183
United Airlines Pass-Through Trust
2.88%, 04/07/2030	426,212	408,482
3.45%, 01/07/2030	150,099	147,106
3.50%, 09/01/2031	234,839	231,599
3.65%, 07/07/2027	89,607	88,473
3.75%, 03/03/2028	280,505	282,328
4.15%, 02/25/2033	450,000	465,910
4.30%, 02/15/2027	207,611	215,162
4.55%, 08/25/2031	400,000	410,042
United Technologies Corp.
3.95%, 08/16/2025	95,000	98,665
4.15%, 05/15/2045	198,000	192,652
4.45%, 11/16/2038	70,000	72,369
4.50%, 06/01/2042	71,000	73,387
5.70%, 04/15/2040	320,000	373,517

The notes are an integral part of this report. Transamerica Series Trust	Page 17

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
UnitedHealth Group, Inc.
2.75%, 02/15/2023	$ 111,000	$ 111,003
2.88%, 03/15/2023	150,000	150,860
3.10%, 03/15/2026	80,000	79,900
3.38%, 11/15/2021	37,000	37,572
4.63%, 07/15/2035	143,000	160,305
US Bancorp
2.38%, 07/22/2026, MTN	100,000	95,542
2.63%, 01/24/2022, MTN	37,000	37,041
3.00%, 03/15/2022, MTN	33,000	33,330
US Bank NA
2.13%, 10/28/2019	250,000	249,406
Valero Energy Corp.
7.50%, 04/15/2032	60,000	76,559
Ventas Realty, LP
3.50%, 02/01/2025	45,000	45,010
3.85%, 04/01/2027	123,000	123,478
4.13%, 01/15/2026	68,000	69,804
Verizon Communications, Inc.
4.02%, 12/03/2029 (A)	115,000	118,309
4.33%, 09/21/2028	1,000,000	1,057,536
4.40%, 11/01/2034	811,000	843,682
4.50%, 08/10/2033	600,000	634,196
5.25%, 03/16/2037	206,000	231,736
Viacom, Inc.
3.88%, 04/01/2024	56,000	57,021
6.88%, 04/30/2036	330,000	387,208
Virginia Electric & Power Co.
2.75%, 03/15/2023	145,000	144,701
3.45%, 02/15/2024	21,000	21,571
4.45%, 02/15/2044	21,000	22,286
VMware, Inc.
2.95%, 08/21/2022	319,000	315,616
Voya Financial, Inc.
3.13%, 07/15/2024	350,000	345,644
3.65%, 06/15/2026	50,000	49,634
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	100,000	101,918
4.50%, 11/18/2034	195,000	193,884
Walt Disney Co.
6.55%, 03/15/2033 (A)	50,000	66,231
6.65%, 11/15/2037 (A)	100,000	137,936
9.50%, 07/15/2024 (A)	80,000	103,913
Warner Media LLC
3.55%, 06/01/2024	385,000	388,552
3.60%, 07/15/2025	305,000	304,235
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	146,446
Wells Fargo & Co.
2.50%, 03/04/2021	71,000	70,656
3.30%, 09/09/2024, MTN	300,000	302,351
3.50%, 03/08/2022, MTN	400,000	407,463
3.75%, 01/24/2024, MTN	255,000	262,415
4.10%, 06/03/2026, MTN	70,000	71,564
4.30%, 07/22/2027, MTN	63,000	65,589
4.65%, 11/04/2044, MTN	123,000	126,341
4.75%, 12/07/2046, MTN	143,000	150,055
4.90%, 11/17/2045, MTN	90,000	95,844
5.38%, 11/02/2043	200,000	224,874
Welltower, Inc.
4.50%, 01/15/2024	172,000	181,342
Western Midstream Operating, LP
4.65%, 07/01/2026	200,000	202,595
5.45%, 04/01/2044	52,000	49,699
Western Union Co.
3.60%, 03/15/2022 (E)	230,000	233,663
Westlake Chemical Corp.
3.60%, 07/15/2022	150,000	150,293
4.38%, 11/15/2047	95,000	84,148

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Williams Cos., Inc.
3.90%, 01/15/2025	$ 78,000	$ 79,614
4.85%, 03/01/2048	146,000	145,453
Wisconsin Electric Power Co.
3.10%, 06/01/2025	110,000	109,423
3.65%, 12/15/2042	40,000	37,746
4.25%, 12/15/2019	140,000	141,465
WRKCo, Inc.
3.00%, 09/15/2024	200,000	196,552
3.75%, 03/15/2025	250,000	252,236
WW Grainger, Inc.
4.60%, 06/15/2045	291,000	310,214
Xcel Energy, Inc.
6.50%, 07/01/2036	48,000	61,285
Xylem, Inc.
3.25%, 11/01/2026	33,000	32,403
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	80,000	80,728

		143,400,742

Virgin Islands, British - 0.0% (F)
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	360,000	359,478
CNOOC Finance, Ltd.
3.00%, 05/09/2023	200,000	197,950

		557,428

Total Corporate Debt Securities (Cost $194,266,688)		196,129,072

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% (F)
Province of Ontario
1.65%, 09/27/2019	87,000	86,616

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	206,202
5.00%, 06/15/2045	200,000	209,840
7.38%, 09/18/2037	100,000	130,750

		546,792

Israel - 0.4%
Israel Government AID Bond
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	840,989
Series 2008-Z,
Zero Coupon, 08/15/2024	1,000,000	868,441
Series 2009-Z,
Zero Coupon, 11/15/2024	1,000,000	861,803
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	3,300,000	2,846,876

		5,418,109

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,151,000	1,136,843
4.13%, 01/21/2026	200,000	204,200
4.35%, 01/15/2047	100,000	93,600
5.55%, 01/21/2045 (E)	119,000	130,331

The notes are an integral part of this report. Transamerica Series Trust	Page 18

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
4.75%, 03/08/2044, MTN	$ 212,000	$ 208,290
5.75%, 10/12/2110, MTN	70,000	71,575

		1,844,839

Panama - 0.0% (F)
Panama Government International Bond
4.50%, 04/16/2050	200,000	208,800

Peru - 0.0% (F)
Peru Government International Bond
5.63%, 11/18/2050	35,000	44,905

Supranational - 0.0% (F)
African Development Bank
8.80%, 09/01/2019	130,000	133,259

Total Foreign Government Obligations (Cost $8,233,221)		8,283,320

MORTGAGE-BACKED SECURITIES - 4.6%
Cayman Islands - 0.1%
BXMT, Ltd.
Series 2017-FL1, Class D,
1-Month LIBOR + 2.70%, 5.18% (B), 06/15/2035 (A)	580,000	579,817
TPG Real Estate Finance Issuer, Ltd.
Series 2018-FL1, Class B,
1-Month LIBOR + 1.30%, 3.78% (B), 02/15/2035 (A)	500,000	498,140

		1,077,957

United States - 4.5%
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	310,316	306,642
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	295,241	293,532
Series 2006-41CB, Class 2A13,
5.75%, 01/25/2037	614,985	509,087
Arroyo Mortgage Trust
Series 2019-1, Class A1,
3.81%, 01/25/2049 (A)	736,856	741,759
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	101,024
Series 2014-520M, Class C,
4.21% (B), 08/15/2046 (A)	150,000	140,823
Banc of America Funding Trust
Series 2005-E, Class 4A1,
4.71% (B), 03/20/2035	23,218	23,405
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
4.76% (B), 11/25/2033	52,824	53,352
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	900,000	914,672
BCAP LLC Trust
Series 2007-AA2, Class 2A12,
5.50%, 04/25/2037	1,509,797	1,149,589
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 3.13% (B), 07/25/2034	119,977	119,354

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
4.46% (B), 07/25/2033	$ 20,729	$ 20,972
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 4.91% (B), 02/25/2036	188,245	189,880
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.21% (B), 06/11/2041 (A)	21,816	94
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.61% (B), 12/11/2049 (A)	24,129	254
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.62% (B), 02/25/2037	34,251	34,822
Series 2007-A1, Class 8A1,
4.69% (B), 02/25/2037	332,909	341,860
Series 2007-A2, Class 2A1,
4.51% (B), 07/25/2037	15,401	15,710
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	27,763	28,391
Series 2004-3, Class A4,
5.75%, 04/25/2034	22,210	22,637
Series 2004-HYB6, Class A3,
4.27% (B), 11/20/2034	307,296	310,550
Series 2005-15, Class A3,
5.75%, 08/25/2035	257,867	227,350
Series 2005-HYB3, Class 2A2A,
3.89% (B), 06/20/2035	673,184	678,100
Series 2006-HYB2, Class 2A1B,
4.22% (B), 04/20/2036	608,170	558,724
Series 2007-2, Class A16,
6.00%, 03/25/2037	646,953	525,307
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5,
5.25%, 05/25/2034	57,350	58,635
Colt Funding LLC
Series 2018-2, Class A1,
3.47% (B), 07/27/2048 (A)	797,492	798,341
COMM Mortgage Trust
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (A)	500,000	527,587
Series 2013-SFS, Class A2,
2.99% (B), 04/12/2035 (A)	156,000	156,534
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	780,412
Series 2014-TWC, Class A,
1-Month LIBOR + 0.85%, 3.35% (B), 02/13/2032 (A)	665,000	665,001
Series 2014-TWC, Class B,
1-Month LIBOR + 1.60%, 4.10% (B), 02/13/2032 (A)	500,000	500,000
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	453,588
Series 2018-HOME, Class A,
3.82% (B), 04/10/2033 (A)	1,565,000	1,625,821
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.61% (B), 07/10/2038	13,618	13,695
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2,
1-Month LIBOR + 2.30%, 4.79% (B), 08/25/2031 (A)	500,000	503,269

The notes are an integral part of this report. Transamerica Series Trust	Page 19

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	$ 21,251	$ 21,991
Series 2003-AR26, Class 2A1,
4.45% (B), 11/25/2033	284,180	283,240
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	67,135	70,924
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (A)	600,000	576,030
Ellington Financial Mortgage Trust
Series 2018-1, Class A1FX,
4.14%, 10/25/2058 (A)	916,089	922,405
Federal Home Loan Mortgage Corp.
Series 2018-1, Class A1,
3.50%, 06/25/2028	5,577,516	5,693,960
Series 4506, Class CA,
3.00%, 05/15/2040	969,003	980,168
Series 4753, Class JW,
3.00%, 02/15/2048	567,000	550,183
Series K033, Class X1,
0.30% (B), 07/25/2023	27,840,813	336,676
Series K070, Class A2,
3.30% (B), 11/25/2027	546,000	561,833
Series K070, Class AM,
3.36% (B), 12/25/2027	1,360,000	1,399,470
Series W5FX, Class AFX,
2.97% (B), 04/25/2028	629,000	636,409
Federal Home Loan Mortgage Corp. REMIC
Series 4125, Class KP,
2.50%, 05/15/2041	956,753	949,683
Federal National Mortgage Association
Series 2018-17, Class Z,
3.50%, 03/25/2048	2,292,313	2,383,883
Series 2018-C05, Class 1M2,
1-Month LIBOR + 2.35%, 4.84% (B), 01/25/2031	700,000	702,906
Federal National Mortgage Association REMIC
Series 2013-74, Class YT,
3.00%, 02/25/2041	916,512	921,272
Series 2017-112, Class AY,
3.50%, 01/25/2048	1,870,000	1,947,106
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	700,000	712,975
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.39% (B), 08/10/2044 (A)	103,000	99,888
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.84% (B), 09/25/2035 (A)	54,231	48,126
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
4.41% (B), 10/25/2033	18,327	18,571
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	43,747	44,778
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	11,421	11,732

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (B), 08/25/2022 (A)	$ 1,120,000	$ 1,108,576
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1,
3.77% (B), 06/25/2048 (A)	614,771	620,678
Series 2018-2, Class A1,
3.99% (B), 11/25/2058 (A)	1,185,677	1,201,595
Impac CMB Trust
Series 2004-10, Class 3A1,
1-Month LIBOR + 0.70%, 3.19% (B), 03/25/2035	536,191	503,872
Series 2004-4, Class 1A2,
1-Month LIBOR + 0.62%, 3.11% (B), 09/25/2034	226,186	225,190
Series 2005-4, Class 1A1A,
1-Month LIBOR + 0.54%, 3.03% (B), 05/25/2035	627,646	615,035
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 3.09% (B), 05/25/2035	33,273	32,844
Series 2005-4, Class 2B1,
1-Month LIBOR + 2.48%, 4.96% (B), 05/25/2035	483,976	467,186
Series 2005-8, Class 1AM,
1-Month LIBOR + 0.70%, 3.19% (B), 02/25/2036	812,957	773,619
Series 2007-A, Class M3,
1-Month LIBOR + 2.25%, 4.74% (B), 05/25/2037 (A)	702,582	668,168
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1,
4.89% (B), 08/25/2033	41,825	42,649
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.84% (B), 05/25/2036	60,439	59,642
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.84% (B), 08/25/2036	14,386	14,134
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	1,035,000	1,067,340
JPMorgan Alternative Loan Trust
Series 2007-A2, Class 12A3,
1-Month LIBOR + 0.19%, 2.68% (B), 06/25/2037	307,569	307,298
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3SF,
1-Month LIBOR + 0.16%, 2.64% (B), 05/15/2047	7,409	7,441
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.29% (B), 05/15/2045	61,062	72
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
4.17% (B), 02/25/2034	11,570	11,576
Series 2006-A2, Class 5A3,
4.63% (B), 11/25/2033	22,451	23,013
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	192,000	199,955

The notes are an integral part of this report. Transamerica Series Trust	Page 20

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (B), 09/15/2039	$ 494,766	$ 341,549
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.73% (B), 04/21/2034	36,958	37,977
Series 2004-13, Class 3A7,
4.47% (B), 11/21/2034	17,655	18,140
Series 2004-13, Class 3A7B,
1-Year CMT + 2.00%, 4.55% (B), 11/21/2034	264,823	269,375
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1,
5.50%, 05/25/2034	34,679	36,539
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	48	48
MASTR Alternative Loan Trust, Principal Only STRIPS
Series 2003-8, Class 15,
07/25/2033	1,725	1,682
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	55,359	55,798
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2,
6.50% (B), 08/25/2032	67,817	69,744
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 3.11% (B), 10/25/2028	318,819	317,925
Series 2003-H, Class A1,
1-Month LIBOR + 0.64%, 3.13% (B), 01/25/2029	72,501	71,776
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 2.95% (B), 04/25/2029	74,191	73,041
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.24% (B), 12/12/2049 (A)	36,641	2
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	254,559	257,580
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ,
5.39% (B), 11/12/2041	11,576	11,533
Series 2006-HQ8, Class D,
5.60% (B), 03/12/2044	264,762	267,307
Series 2007-T27, Class C,
5.95% (B), 06/11/2042 (A)	1,000,000	1,043,683
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.63% (B), 12/15/2043 (A)	112,255	5
Series 2007-HQ11, Class X,
0.40% (B), 02/12/2044 (A)	51,150	15
MortgageIT Trust
Series 2005-5, Class A1,
1-Month LIBOR + 0.26%, 2.75% (B), 12/25/2035	213,585	212,198
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1,
3.99% (B), 11/25/2048 (A)	552,043	563,299
Series 2019-NQM1, Class A1,
3.67% (B), 01/25/2049 (A)	902,032	906,585

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-5, Class 1APT,
1-Month LIBOR + 0.28%, 2.77% (B), 12/25/2035	$ 733,273	$ 677,719
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1AC1,
1-Month LIBOR + 0.30%, 2.79% (B), 04/25/2036	588,410	563,115
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
4.70% (B), 05/25/2035	11,275	11,272
PRPM LLC
Series 2019-1A, Class A1,
4.50% (B), 01/25/2024 (A)	882,450	889,398
RALI Trust
Series 2004-QA4, Class NB3,
5.38% (B), 09/25/2034	19,537	19,781
Series 2006-QH1, Class A1,
1-Month LIBOR + 0.19%, 2.68% (B), 12/25/2036	106,189	102,198
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	160,803
Seasoned Credit Risk Transfer Trust
Series 2018-4, Class MA,
3.50%, 03/25/2058	1,445,679	1,468,876
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,890,267	1,906,234
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 3.25% (B), 04/20/2033	117,883	115,500
Series 2003-2, Class A1,
1-Month LIBOR + 0.66%, 3.15% (B), 06/20/2033	34,944	35,122
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 3.09% (B), 12/20/2034	40,249	39,621
Series 2004-5, Class A2,
1-Month LIBOR + 0.52%, 3.01% (B), 06/20/2034	142,626	135,710
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 3.19% (B), 09/20/2034	207,428	204,317
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 3.17% (B), 10/20/2034	137,731	134,478
Series 2007-3, Class 1A1,
1-Month LIBOR + 0.20%, 2.69% (B), 07/20/2036	273,911	262,167
Series 2010, Class 1A,
1-Month LIBOR + 0.80%, 3.29% (B), 10/20/2027	56,001	54,575
Series 2018-2, Class A4,
3.50% (B), 02/25/2048 (A)	905,165	906,816
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
4.57% (B), 02/25/2034	363,647	364,334
Series 2004-12, Class 9A,
4.50% (B), 09/25/2034	432,357	436,225
Series 2004-18, Class 4A1,
4.39% (B), 12/25/2034	182,191	180,253
Series 2004-4, Class 5A,
4.50% (B), 04/25/2034	5,918	6,101

The notes are an integral part of this report. Transamerica Series Trust	Page 21

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 3.14% (B), 10/19/2034	$ 33,482	$ 33,064
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.73% (B), 07/19/2035	118,788	117,279
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
4.45% (B), 12/25/2033	6,371	6,405
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5,
4.62% (B), 09/25/2033	338,188	340,683
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 3.13% (B), 09/25/2043	71,103	70,697
Series 2004-3, Class A,
1-Month LIBOR + 0.74%, 3.23% (B), 09/25/2044	84,243	82,928
Series 2004-4, Class 3A,
4.07% (B), 12/25/2044	121,358	121,964
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	174,000	176,534
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	106,272
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	290,810
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.32% (B), 05/10/2063 (A)	529,930	19,248
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (B), 12/15/2020	1,185,000	1,185,000
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A,
4.05% (B), 10/26/2048 (A)	916,194	931,012
Verus Securitization Trust
Series 2018-2, Class A1,
3.68% (B), 06/01/2058 (A)	401,639	405,435
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	547,884
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	405,259
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class B,
5.95% (B), 05/15/2046	500,000	503,460
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.08% (B), 03/15/2045 (A)	435,583	2
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
4.48% (B), 10/25/2033	27,300	27,704
Series 2003-AR11, Class A6,
4.30% (B), 10/25/2033	53,564	54,094
Series 2003-AR5, Class A7,
4.13% (B), 06/25/2033	41,851	42,353

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2003-AR6, Class A1,
4.23% (B), 06/25/2033	$ 52,436	$ 53,139
Series 2003-AR7, Class A7,
4.15% (B), 08/25/2033	49,631	51,040
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	28,392	29,149
Series 2004-AR10, Class A3,
1-Month LIBOR + 0.55%, 3.04% (B), 07/25/2044	932,854	941,149
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	646	644
Series 2004-CB3, Class 3A,
5.50%, 10/25/2019	874	873
Series 2005-AR10, Class 1A3,
4.12% (B), 09/25/2035	205,821	206,294
Series 2005-AR10, Class 1A4,
4.12% (B), 09/25/2035	1,023,428	1,026,702
Series 2006-AR17, Class 1A1A,
12-MTA + 0.81%, 3.14% (B), 12/25/2046	297,927	293,489
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.71% (B), 03/18/2028 (A)	400,000	398,071
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
4.46% (B), 06/25/2033	52,862	53,549
Series 2003-M, Class A1,
4.90% (B), 12/25/2033	306,782	314,693
Series 2004-EE, Class 3A2,
4.66% (B), 12/25/2034	141,493	146,866
Series 2004-I, Class 1A1,
4.84% (B), 07/25/2034	121,523	124,450
Series 2004-P, Class 2A1,
4.64% (B), 09/25/2034	41,371	42,516
Series 2004-R, Class 2A1,
4.74% (B), 09/25/2034	16,601	16,939
Series 2005-AR14, Class A1,
4.54% (B), 08/25/2035	206,750	210,347
Series 2005-AR16, Class 6A3,
4.53% (B), 10/25/2035	155,479	157,717
Series 2005-AR3, Class 1A1,
2.48% (B), 03/25/2035	221,739	228,632
Series 2005-AR4, Class 2A2,
5.09% (B), 04/25/2035	127,711	128,986
Series 2005-AR8, Class 2A1,
4.90% (B), 06/25/2035	14,736	15,214
Series 2005-AR9, Class 2A1,
4.67% (B), 10/25/2033	18,230	18,505
Series 2005-AR9, Class 3A1,
4.63% (B), 06/25/2034	380,392	393,243
Series 2006-AR6, Class 7A1,
4.81% (B), 03/25/2036	253,641	258,100
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (A)	100,000	102,512
Series 2012-C6, Class A4,
3.44%, 04/15/2045	200,000	202,847

		65,329,034

Total Mortgage-Backed Securities (Cost $65,209,787)		66,406,991

The notes are an integral part of this report. Transamerica Series Trust	Page 22

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.0% (F)
California - 0.0% (F)
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	$ 25,000	$ 32,315
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	80,000	115,762

		148,077

New York - 0.0% (F)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	190,456
5.65%, 11/01/2040	40,000	51,762

		242,218

Ohio - 0.0% (F)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	114,000	118,495
4.80%, 06/01/2111	91,000	105,203

		223,698

Total Municipal Government Obligations (Cost $553,889)		613,993

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.8%
Federal Home Loan Banks
5.50%, 07/15/2036	250,000	333,403
Federal Home Loan Mortgage Corp.
2.13% (B), 05/25/2028	4,531,000	705,164
2.50%, 06/01/2028 - 01/01/2033	12,207,538	12,166,603
3.00%, 07/01/2033 - 06/01/2045	8,187,041	8,126,922
1-Month LIBOR + 0.55%, 3.03% (B), 07/15/2042 - 03/15/2044	1,469,928	1,479,205
3.50%, 01/01/2032 - 04/01/2048	15,299,238	15,613,289
4.00%, 12/01/2040 - 01/01/2046	1,382,716	1,433,003
4.00%, 12/01/2047 (G)	1,482,655	1,530,463
4.50%, 05/01/2041 - 12/01/2048	1,420,585	1,492,977
1-Year CMT + 2.43%, 4.57% (B), 12/01/2031	28,053	29,586
12-Month LIBOR + 1.84%, 4.58% (B), 07/01/2040	72,186	75,492
1-Year CMT + 2.25%, 4.63% (B), 02/01/2036	35,796	37,604
5.00%, 02/01/2034	254,449	266,984
6.00%, 01/01/2024 - 01/01/2034	82,170	87,740
6.50%, 12/01/2027 - 11/01/2037	331,651	381,967
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.60%, 09/25/2020	43,819	43,680
2.62%, 01/25/2023	1,750,000	1,746,373
2.72%, 07/25/2026	840,000	825,743
2.74%, 09/25/2025	700,000	693,705
2.77%, 05/25/2025	750,000	747,825
2.81%, 09/25/2024	1,478,000	1,480,726
2.84%, 09/25/2022	534,000	538,056
3.12%, 06/25/2027	1,634,000	1,661,192
1-Month LIBOR + 0.70%, 3.19% (B), 09/25/2022	229,126	229,270
3.24%, 04/25/2027	602,000	617,806

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
3.33%, 05/25/2027	$ 322,000	$ 330,973
3.39%, 03/25/2024	714,000	737,944
3.49%, 01/25/2024	1,000,000	1,037,270
3.69%, 01/25/2029	1,305,000	1,381,759
3.77%, 12/25/2028	760,000	808,964
3.78%, 08/25/2028	635,541	667,464
Federal Home Loan Mortgage Corp. REMIC
2.25%, 03/15/2042	2,439,010	2,356,471
2.50%, 11/15/2043	3,007,066	2,963,694
1-Month LIBOR + 0.35%, 2.83% (B), 06/15/2043	993,465	987,415
1-Month LIBOR + 0.40%, 2.88% (B), 04/15/2039	318,622	320,317
1-Month LIBOR + 0.40%, 2.91% (B), 07/15/2037	104,325	104,008
1-Month LIBOR + 0.45%, 2.93% (B), 05/15/2039 - 11/15/2039	476,486	477,644
3.00%, 04/15/2025 - 01/15/2046	15,544,540	15,743,673
3.50%, 05/15/2021 - 02/15/2042	4,532,461	4,639,387
4.00%, 12/15/2024 - 12/15/2041	2,302,824	2,415,947
4.50%, 06/15/2025	500,000	520,030
5.00%, 07/15/2020 - 05/15/2041	486,874	528,969
5.30%, 01/15/2033	53,543	58,627
5.50%, 11/15/2023 - 07/15/2037	982,180	1,077,889
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	53,609	55,248
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (B), 05/15/2041	113,800	123,943
5.72%, 10/15/2038	31,923	34,588
5.75%, 06/15/2035 - 08/15/2035	1,154,778	1,291,371
5.85%, 09/15/2035	316,672	355,148
6.00%, 04/15/2036	97,201	109,609
6.50%, 02/15/2032	44,333	49,594
(4.44) * 1-Month LIBOR + 24.43%, 13.40% (B), 06/15/2035	60,339	70,062
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.37%, 3.89% (B), 10/15/2037	290,465	41,183
4.50%, 12/15/2024	1,986	43
5.00%, 10/15/2039	94,426	10,581
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 01/15/2040	246,177	218,170
Federal Home Loan Mortgage Corp. STRIPS
2.50%, 05/15/2028	2,076,674	2,067,765
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1-Month LIBOR + 0.40%, 2.89% (B), 03/25/2043	547,042	544,138
3.90% (B), 08/25/2028	1,125,000	1,210,988
Federal National Mortgage Association
Zero Coupon, 10/09/2019	450,000	444,227
2.00%, 12/01/2020	500,000	494,935
2.01%, 06/01/2020	2,000,000	1,982,470
2.22%, 12/01/2022	1,375,042	1,363,736
2.38%, 12/01/2022	917,797	915,256
2.39%, 06/01/2025	403,358	395,211
2.40%, 01/01/2023	882,694	880,910
2.45%, 11/01/2022 - 02/01/2023	3,000,000	2,999,486
2.49% (B), 12/25/2026	1,500,000	1,460,896
2.49%, 05/25/2026	1,000,000	977,422
2.50%, 04/01/2023 - 11/01/2031	1,940,010	1,937,629
2.52%, 05/01/2023	1,000,000	999,742
2.53%, 10/01/2022 - 09/25/2024	2,264,597	2,255,779

The notes are an integral part of this report. Transamerica Series Trust	Page 23

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.57%, 01/01/2023	$ 1,908,549	$ 1,915,932
2.59%, 10/01/2028	2,435,000	2,351,950
2.64%, 04/01/2023	906,792	908,775
2.67%, 07/01/2022	1,000,000	1,003,722
2.69%, 12/01/2028	2,010,000	1,956,925
2.70%, 07/01/2026	1,000,000	995,680
1-Month LIBOR + 0.22%, 2.71% (B), 03/25/2045	64,342	64,080
2.72%, 10/25/2024	1,000,000	1,003,995
2.75%, 03/01/2022	78,243	78,793
2.77%, 06/01/2023	739,596	744,682
2.81%, 06/01/2023 - 05/01/2027	1,972,225	1,983,855
2.86%, 05/01/2022	875,153	882,606
2.87%, 02/01/2032	650,000	622,493
2.90%, 06/25/2027	1,183,518	1,172,419
2.92%, 08/25/2021 - 12/01/2024	1,265,946	1,284,139
2.93%, 06/01/2030	800,000	792,035
2.94%, 02/01/2027 - 12/01/2028	4,253,230	4,252,794
2.96% (B), 09/25/2027	1,500,000	1,504,797
2.98%, 07/01/2022 - 04/01/2023	2,395,887	2,431,219
1-Month LIBOR + 0.50%, 2.98% (B), 08/25/2019	9,610	9,586
1-Month LIBOR + 0.50%, 2.99% (B), 08/25/2042	245,362	246,658
1-Month LIBOR + 0.48%, 2.99% (B), 09/01/2024	911,312	906,450
3.02% (B), 08/25/2024	955,000	971,775
3.04%, 12/01/2024	1,000,000	1,022,815
3.04% (B), 03/25/2028	740,000	744,844
3.05%, 01/01/2025 - 12/01/2029	6,676,000	6,695,738
3.06%, 08/01/2032	1,140,000	1,114,023
3.06% (B), 05/25/2027	930,000	937,144
3.08%, 12/01/2024 - 12/01/2029	2,154,322	2,179,616
3.08% (B), 06/25/2027	1,001,000	1,012,524
3.09%, 09/01/2029	2,385,000	2,393,449
3.09% (B), 04/25/2027 - 02/25/2030	1,696,000	1,702,900
3.10%, 09/01/2025	992,582	1,017,083
3.10% (B), 07/25/2024	820,000	834,226
3.11%, 01/01/2022 - 12/01/2024	1,651,723	1,688,594
3.12%, 05/01/2022 - 11/01/2026	1,855,759	1,891,997
3.12% (B), 04/25/2028	2,500,000	2,523,017
3.13%, 06/01/2030	500,000	500,072
3.14%, 12/01/2026	922,382	945,390
3.15%, 12/01/2024	2,369,241	2,434,781
3.18% (B), 04/25/2029	823,000	833,509
3.20%, 06/01/2030	500,000	507,169
3.21%, 03/01/2029	4,000,000	4,090,402
3.24%, 10/01/2026 - 01/01/2033	1,872,941	1,897,308
3.26%, 07/01/2022	1,270,132	1,300,629
3.28%, 08/01/2020	3,601,141	3,610,107
3.29%, 08/01/2026	4,000,000	4,140,698
3.30%, 12/01/2026 - 12/01/2029	4,955,876	5,090,906
3.32%, 04/01/2029	3,000,000	3,080,572
3.34%, 02/01/2027 - 07/01/2030	4,634,488	4,770,345
3.35%, 08/01/2023	657,917	680,969
3.38%, 12/01/2023	1,470,150	1,518,514
3.38% (B), 07/25/2028	1,342,000	1,383,701
1-Month LIBOR + 0.93%, 3.41% (B), 11/25/2022	274,737	275,249
3.45%, 01/01/2024 - 04/01/2029	3,081,849	3,196,301
3.48% (B), 01/25/2024	1,452,714	1,498,501
3.50%, 08/01/2032 - 07/01/2047	27,022,071	27,584,960
3.51% (B), 12/25/2023	1,731,425	1,791,593
3.56%, 01/01/2021	447,210	453,513
3.58%, 01/01/2032	1,695,586	1,768,363
3.59%, 12/01/2020	1,275,851	1,295,908
3.61%, 05/01/2030	520,000	543,559

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.63%, 10/01/2029	$ 467,923	$ 494,728
3.63% (B), 11/25/2028	1,980,000	2,084,171
3.66%, 10/01/2028	1,590,110	1,674,958
3.67%, 07/01/2023	925,000	965,952
3.73%, 07/01/2022	804,466	825,543
3.76%, 11/01/2023	981,425	1,035,012
3.77%, 12/01/2025	996,036	1,056,839
3.82%, 05/01/2022	674,585	693,415
3.95%, 09/01/2021	154,181	158,627
4.00%, 01/01/2035 - 09/01/2047	14,852,856	15,463,643
4.02%, 11/01/2028	366,663	397,538
4.04%, 10/01/2020	400,000	408,278
4.13%, 08/01/2021	439,442	454,143
4.25%, 04/01/2021	1,050,000	1,080,259
4.30%, 04/01/2021	410,578	424,410
4.33%, 04/01/2021	352,651	361,867
4.36%, 05/01/2021	928,914	962,751
4.48%, 12/01/2019 - 02/01/2021	728,865	746,149
4.50%, 05/01/2039 - 09/01/2040	681,099	721,782
5.00%, 06/01/2033 - 06/01/2048	2,335,223	2,487,598
5.50%, 03/01/2024 - 03/01/2035	314,704	341,109
6.00%, 08/01/2021 - 09/01/2037	672,193	728,477
7.00%, 11/01/2037 - 12/01/2037	25,767	28,232
Federal National Mortgage Association REMIC
2.75%, 10/25/2047	167,250	141,133
1-Month LIBOR + 0.29%, 2.78% (B), 07/25/2036	89,659	89,519
1-Month LIBOR + 0.40%, 2.89% (B), 05/25/2027	126,009	126,618
1-Month LIBOR + 0.50%, 2.99% (B), 05/25/2035 - 10/25/2042	801,993	804,099
3.00%, 05/25/2026 - 01/25/2048	8,620,148	8,594,185
1-Month LIBOR + 0.60%, 3.09% (B), 04/25/2040	23,983	24,147
1-Month LIBOR + 0.65%, 3.14% (B), 02/25/2024	57,008	57,368
1-Month LIBOR + 0.90%, 3.39% (B), 03/25/2038	132,422	135,623
3.50%, 04/25/2031 - 02/25/2058	1,458,781	1,482,435
1-Month LIBOR + 1.25%, 3.74% (B), 07/25/2023	98,782	100,544
4.00%, 05/25/2033	131,166	137,251
5.00%, 10/25/2025	80,152	83,827
5.25%, 05/25/2039	36,936	38,574
5.50%, 03/25/2023 - 07/25/2040	656,994	702,560
6.00%, 03/25/2029	19,074	20,799
6.50%, 01/25/2032 - 07/25/2036	85,661	96,806
7.00%, 11/25/2041	84,716	96,351
(3.50) * 1-Month LIBOR + 23.10%, 14.40% (B), 06/25/2035	49,730	56,532
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 4.04% (B), 01/25/2041	286,675	54,671
(1.00) * 1-Month LIBOR + 6.60%, 4.11% (B), 08/25/2035 - 06/25/2036	318,029	38,750
(1.00) * 1-Month LIBOR + 6.70%, 4.21% (B), 03/25/2036	276,200	49,767
5.00%, 08/25/2019	1,168	5
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	1,335,743	1,099,323
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	29,751	27,082
05/15/2030, MTN	400,000	286,939

The notes are an integral part of this report. Transamerica Series Trust	Page 24

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FREMF Mortgage Trust
3.58% (B), 11/25/2049 (A)	$ 491,000	$ 484,861
3.68% (B), 01/25/2048 (A)	2,300,000	2,322,124
3.68% (B), 01/25/2048 (A)	1,000,000	978,872
3.83% (B), 11/25/2047 (A)	1,000,000	992,459
3.84% (B), 07/25/2049 (A)	440,000	441,912
4.07% (B), 11/25/2047 (A)	455,000	456,193
1-Month LIBOR + 2.50%, 4.99% (B), 11/25/2024 (A)	818,394	824,543
Government National Mortgage Association
1.65%, 01/20/2063 - 04/20/2063	1,401,803	1,383,678
2.50%, 04/16/2045 - 08/20/2046	6,691,890	5,966,023
1-Month LIBOR + 0.34%, 2.85% (B), 12/20/2062	524,555	522,436
1-Month LIBOR + 0.41%, 2.92% (B), 03/20/2063	323,781	323,113
1-Month LIBOR + 0.45%, 2.96% (B), 03/20/2060 - 02/20/2063	600,753	600,100
1-Month LIBOR + 0.47%, 2.98% (B), 03/20/2063 - 08/20/2065	1,919,821	1,918,503
1-Month LIBOR + 0.48%, 2.99% (B), 04/20/2063 - 02/20/2065	2,169,594	2,168,514
3.00%, 09/20/2047	341,000	315,854
1-Month LIBOR + 0.50%, 3.01% (B), 02/20/2061 - 06/20/2067	5,329,264	5,330,147
1-Month LIBOR + 0.52%, 3.02% (B), 10/20/2062	289,884	290,022
1-Month LIBOR + 0.52%, 3.03% (B), 09/20/2065	547,297	547,807
1-Month LIBOR + 0.55%, 3.06% (B), 04/20/2062 - 07/20/2062	71,048	71,070
1-Month LIBOR + 0.56%, 3.07% (B), 03/20/2067	1,386,830	1,390,496
1-Month LIBOR + 0.58%, 3.09% (B), 05/20/2066	674,085	674,917
1-Month LIBOR + 0.60%, 3.11% (B), 04/20/2064 - 11/20/2065	2,913,673	2,924,858
1-Month LIBOR + 0.65%, 3.16% (B), 05/20/2061 - 03/20/2064	2,310,334	2,319,555
1-Month LIBOR + 0.69%, 3.20% (B), 02/20/2064	547,474	551,580
1-Month LIBOR + 0.70%, 3.21% (B), 09/20/2063	1,062,050	1,067,280
3.50%, 02/20/2048	5,207,601	5,335,767
1-Month LIBOR + 1.00%, 3.51% (B), 12/20/2066	443,835	450,856
3.99% (B), 11/16/2042	172,828	180,628
4.00%, 09/16/2025	500,000	516,356
4.25%, 12/20/2044	688,626	726,828
4.50%, 05/20/2048	8,438,329	8,798,394
4.60% (B), 10/20/2041	474,575	504,886
4.76% (B), 11/20/2042	431,526	462,306
5.00%, 04/20/2041 - 11/20/2048	10,506,818	11,038,488
5.23% (B), 07/20/2060	137,089	138,873
5.50%, 01/16/2033 - 07/20/2037	637,733	703,550
5.86% (B), 12/20/2038	98,253	109,876
6.00%, 02/15/2024 - 09/20/2038	430,373	461,383
(3.50) * 1-Month LIBOR + 23.28%, 14.57% (B), 04/20/2037	43,991	56,943
Government National Mortgage Association, Interest Only STRIPS
1.62%, 06/20/2067	2,915,971	275,268
(1.00) * 1-Month LIBOR + 6.60%, 4.11% (B), 05/20/2041	95,301	14,585
7.50%, 04/20/2031	6,135	584

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	$ 38,618	$ 35,800
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	6,075,000	5,895,492
Tennessee Valley Authority
4.25%, 09/15/2065	264,000	314,480
4.63%, 09/15/2060	155,000	198,322
5.88%, 04/01/2036	625,000	837,430
Tennessee Valley Authority, Principal Only STRIPS
07/15/2028	1,000,000	757,099

Total U.S. Government Agency Obligations (Cost $359,159,078)		362,451,202

U.S. GOVERNMENT OBLIGATIONS - 14.0%
U.S. Treasury - 13.8%
U.S. Treasury Bond
2.50%, 02/15/2045	2,800,000	2,641,844
2.75%, 08/15/2042 - 11/15/2047	2,809,100	2,788,173
2.88%, 05/15/2043	3,580,000	3,634,959
3.00%, 02/15/2048	11,270,000	11,660,488
3.13%, 02/15/2043 - 05/15/2048	3,384,000	3,587,104
3.38%, 05/15/2044	2,100,000	2,321,238
3.63%, 08/15/2043 - 02/15/2044	5,270,000	6,058,017
3.75%, 11/15/2043	2,973,000	3,485,262
3.88%, 08/15/2040	2,160,000	2,572,003
4.25%, 05/15/2039 - 11/15/2040	1,750,000	2,191,027
4.38%, 02/15/2038 - 05/15/2041	4,923,000	6,245,446
4.50%, 02/15/2036 - 08/15/2039	17,289,000	22,035,763
4.75%, 02/15/2037	450,000	590,502
5.38%, 02/15/2031	29,000	37,691
8.75%, 08/15/2020	1,000,000	1,085,547
U.S. Treasury Bond, Principal Only STRIPS
05/15/2021 - 02/15/2035	67,993,000	56,428,415
08/15/2022 - 08/15/2031 (E)	3,560,000	3,004,729
U.S. Treasury Note
1.38%, 01/31/2021	245,000	240,866
1.63%, 08/15/2022 - 02/15/2026	2,684,400	2,615,901
1.75%, 11/30/2021 - 05/15/2023	6,759,000	6,649,031
2.00%, 01/31/2020 (J)	7,582,000	7,556,825
2.00%, 02/28/2021 - 11/15/2026	8,506,000	8,430,050
2.13%, 01/31/2021 - 05/15/2025	10,605,000	10,549,557
2.25%, 11/15/2024 - 02/15/2027	830,000	825,183
2.50%, 08/15/2023 - 05/15/2024	1,511,000	1,527,259
2.63%, 11/15/2020 - 05/15/2021	789,700	793,914
2.75%, 05/31/2023 - 02/15/2024	2,209,000	2,258,642
2.88%, 04/30/2025 - 05/15/2028	24,068,300	24,921,021
3.13%, 05/15/2021	3,350,000	3,407,055
3.63%, 02/15/2021	1,750,000	1,791,904

		201,935,416

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	58,609	69,436
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	2,034,523	2,025,606
1.38%, 01/15/2020	88,448	89,179

		2,184,221

Total U.S. Government Obligations (Cost $200,115,112)		204,119,637

The notes are an integral part of this report. Transamerica Series Trust	Page 25

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 26.8%
Australia - 0.2%
Australia & New Zealand Banking Group, Ltd.	43,111	$ 796,803
BHP Group, Ltd.	32,688	893,357
Commonwealth Bank of Australia (E)	2,690	134,925
CSL, Ltd.	2,488	344,382
Dexus, REIT	47,604	430,627
Goodman Group, REIT	43,981	416,903
Macquarie Group, Ltd.	683	62,764
National Australia Bank, Ltd.	4,195	75,271
Westpac Banking Corp.	7,818	143,886

		3,298,918

Austria - 0.0% (F)
Erste Group Bank AG	13,556	498,163

Belgium - 0.1%
Anheuser-Busch InBev SA	12,442	1,043,412

Bermuda - 0.0% (F)
Everest Re Group, Ltd.	618	133,463
RenaissanceRe Holdings, Ltd.	475	68,163
Third Point Reinsurance, Ltd. (K)	1,000	10,380

		212,006

Brazil - 0.1%
Ambev SA	21,028	90,388
B3 SA - Brasil Bolsa Balcao	17,112	140,380
Cielo SA	20,100	48,718
Engie Brasil Energia SA	6,171	67,315
Equatorial Energia SA	4,633	94,663
Kroton Educacional SA	30,989	83,896
Lojas Renner SA	12,395	138,660
Raia Drogasil SA	6,238	104,037
TIM Participacoes SA, ADR	3,193	48,151
Vale SA, ADR	22,409	292,662

		1,108,870

Canada - 0.0% (F)
Lululemon Athletica, Inc. (K)	2,440	399,843
Magna International, Inc.	4,293	209,026
Mercer International, Inc.	575	7,768

		616,637

Chile - 0.0% (F)
Cencosud SA	17,714	30,560
Cia Cervecerias Unidas SA, ADR	1,442	42,481

		73,041

China - 0.7%
3SBio, Inc. (A)	23,000	45,239
51job, Inc., ADR (K)	1,284	99,998
AAC Technologies Holdings, Inc.	7,500	44,379
Alibaba Group Holding, Ltd., ADR (K)	8,916	1,626,724
ANTA Sports Products, Ltd.	22,000	149,657
Baidu, Inc., ADR (K)	1,481	244,143
Bank of China, Ltd., Class H	630,000	285,709
Baoshan Iron & Steel Co., Ltd., A Shares	57,500	61,862
BOE Technology Group Co., Ltd., A Shares	65,900	38,244
China Conch Venture Holdings, Ltd.	27,500	98,440

	Shares	Value
COMMON STOCKS (continued)
China (continued)
China Construction Bank Corp., H Shares	708,000	$ 606,990
China Life Insurance Co., Ltd., Class H	78,000	209,657
China Longyuan Power Group Corp., Ltd., H Shares	123,000	85,552
China Merchants Bank Co., Ltd., Class H	45,000	218,696
China Oilfield Services, Ltd., Class H	68,000	73,458
China Petroleum & Chemical Corp., H Shares	172,000	135,629
China Railway Group, Ltd., H Shares	70,000	63,848
China Shenhua Energy Co., Ltd., Class H	55,500	126,555
China Vanke Co., Ltd., H Shares	34,800	146,294
Chongqing Rural Commercial Bank Co., Ltd., H Shares	86,000	49,628
CNOOC, Ltd.	39,000	73,032
Country Garden Holdings Co., Ltd.	107,000	167,112
CSPC Pharmaceutical Group, Ltd.	44,000	81,835
Ctrip.com International, Ltd., ADR (K)	3,355	146,580
ENN Energy Holdings, Ltd.	10,300	99,589
Focus Media Information Technology Co., Ltd., A Shares	28,600	26,684
Fosun International, Ltd.	33,000	55,911
Geely Automobile Holdings, Ltd.	73,000	139,491
Greentown Service Group Co., Ltd.	40,000	35,465
Guangdong Haid Group Co., Ltd., A Shares	10,400	43,642
Hangzhou Robam Appliances Co., Ltd., A Shares	15,400	73,790
Huayu Automotive Systems Co., Ltd., A Shares	10,200	30,933
Industrial & Commercial Bank of China, Ltd., Class H	548,000	401,404
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	8,900	38,552
Jiangsu Hengrui Medicine Co., Ltd., A Shares	8,500	82,746
Kingdee International Software Group Co., Ltd.	81,000	93,692
Kweichow Moutai Co., Ltd., A Shares	600	76,247
Luxshare Precision Industry Co., Ltd., A Shares	36,700	135,437
Midea Group Co., Ltd., A Shares	12,500	90,641
NetEase, Inc., ADR	345	83,300
PetroChina Co., Ltd., Class H	260,000	168,587
PICC Property & Casualty Co., Ltd., Class H	104,000	118,177
Pinduoduo, Inc., ADR (K)	2,720	67,456
Ping An Bank Co., Ltd., A Shares	53,400	101,870
Ping An Insurance Group Co. of China, Ltd., H Shares	43,500	487,092
Postal Savings Bank of China Co., Ltd., H Shares (A)	186,000	106,388
SAIC Motor Corp., Ltd., A Shares	15,300	59,354
Shanghai International Airport Co., Ltd., A Shares	5,900	54,565
Shenzhou International Group Holdings, Ltd.	9,800	131,333
Sinopharm Group Co., Ltd., Class H	24,400	101,641
Sunny Optical Technology Group Co., Ltd.	11,400	136,147
Tencent Holdings, Ltd.	39,100	1,798,113
Wuxi Biologics Cayman, Inc. (A) (K)	15,000	145,893
Yum China Holdings, Inc.	4,361	195,853

		10,059,254

Colombia - 0.0% (F)
Bancolombia SA	10,018	124,438

The notes are an integral part of this report. Transamerica Series Trust	Page 26

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Czech Republic - 0.0% (F)
Komercni banka as	2,046	$ 83,577
Moneta Money Bank AS (A)	17,537	60,511

		144,088

Denmark - 0.1%
Chr Hansen Holding A/S	2,895	293,441
Novo Nordisk A/S, Class B	20,261	1,060,632

		1,354,073

Finland - 0.1%
Cargotec OYJ, B Shares	6,231	229,679
Nokia OYJ	31,569	179,683
Outokumpu OYJ (E)	76,355	277,339
Wartsila OYJ Abp (E)	35,135	566,952

		1,253,653

France - 0.7%
Air Liquide SA	8,035	1,021,653
Airbus SE	6,003	793,923
Alstom SA	11,240	486,939
AXA SA	14,993	377,237
BNP Paribas SA	16,183	773,512
Capgemini SE	3,634	440,663
Orange SA	25,689	417,841
Pernod Ricard SA	4,796	860,786
Renault SA	8,067	533,086
Sanofi	11,607	1,025,207
Schneider Electric SE	9,494	744,854
Sodexo SA	4,371	481,295
Thales SA	1,889	226,202
TOTAL SA	22,087	1,226,912
Unibail-Rodamco-Westfield, REIT	1,354	221,965
Vinci SA	1,714	166,735

		9,798,810

Germany - 0.4%
adidas AG	1,533	372,475
Allianz SE	674	149,911
BASF SE	2,124	156,132
Bayer AG	5,530	357,309
Brenntag AG	9,398	483,887
Daimler AG	14,043	823,081
Deutsche Bank AG	10,638	86,635
Deutsche Boerse AG	3,594	460,808
Deutsche Post AG	15,665	509,594
Deutsche Telekom AG	39,131	649,430
Infineon Technologies AG	21,263	421,819
RWE AG	16,313	437,349
SAP SE	11,239	1,298,557
Siemens AG	2,797	301,015

		6,508,002

Hong Kong - 0.3%
AIA Group, Ltd.	99,600	991,566
China Everbright International, Ltd.	93,000	94,541
China Mobile, Ltd.	28,000	285,352
China Overseas Land & Investment, Ltd.	56,000	212,587
China Resources Land, Ltd.	38,000	170,396
China State Construction International Holdings, Ltd.	30,000	28,089
China Unicom Hong Kong, Ltd.	110,000	139,428
CK Asset Holdings, Ltd.	37,500	333,442
CK Hutchison Holdings, Ltd.	46,000	483,150

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Far East Horizon, Ltd.	73,000	$ 77,371
Haier Electronics Group Co., Ltd.	17,000	49,376
Hong Kong Exchanges & Clearing, Ltd.	22,100	770,267

		3,635,565

Hungary - 0.0% (F)
MOL Hungarian Oil & Gas PLC	8,202	93,888
OTP Bank Nyrt	4,015	176,659
Richter Gedeon Nyrt	3,817	71,977

		342,524

Indonesia - 0.1%
Astra International Tbk PT	283,800	145,986
Bank Central Asia Tbk PT	102,100	198,966
Bank Rakyat Indonesia Persero Tbk PT	581,900	168,359
Telekomunikasi Indonesia Persero Tbk PT	577,800	160,274
Unilever Indonesia Tbk PT	19,600	67,753
United Tractors Tbk PT	14,100	26,784

		768,122

Ireland - 0.1%
CRH PLC	4,122	127,850
Endo International PLC (K)	3,375	27,101
Jazz Pharmaceuticals PLC (K)	2,161	308,915
Medtronic PLC	11,044	1,005,887
Ryanair Holdings PLC, ADR (K)	6,181	463,204
STERIS PLC (K)	1,000	128,030

		2,060,987

Israel - 0.0% (F)
SolarEdge Technologies, Inc. (K)	500	18,840
Teva Pharmaceutical Industries, Ltd., ADR (K)	10,314	161,724

		180,564

Italy - 0.1%
Assicurazioni Generali SpA	22,584	418,005
Enel SpA	154,585	989,106
UniCredit SpA	4,195	53,777

		1,460,888

Japan - 1.2%
Asahi Group Holdings, Ltd.	6,700	298,033
Bridgestone Corp.	14,300	550,427
Central Japan Railway Co.	2,100	487,151
Daicel Corp.	42,200	457,678
Daikin Industries, Ltd.	6,500	760,670
DMG Mori Co., Ltd.	30,200	373,038
Electric Power Development Co., Ltd.	5,300	128,925
Hitachi, Ltd.	7,600	245,836
Honda Motor Co., Ltd.	25,700	694,501
Japan Airlines Co., Ltd.	8,500	299,030
Japan Tobacco, Inc.	17,500	433,434
Kao Corp.	9,000	707,949
Keyence Corp.	300	186,691
Kyowa Hakko Kirin Co., Ltd.	10,500	228,323
Mabuchi Motor Co., Ltd.	13,800	479,383
Marui Group Co., Ltd. (E)	16,800	338,789
Mitsubishi Corp.	18,600	515,893
Mitsubishi UFJ Financial Group, Inc.	133,800	663,990
Mitsui Fudosan Co., Ltd.	17,500	439,355
NGK Spark Plug Co., Ltd.	17,000	315,059
Nintendo Co., Ltd.	2,300	654,949
Nippon Telegraph & Telephone Corp.	15,200	645,002

The notes are an integral part of this report. Transamerica Series Trust	Page 27

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nomura Research Institute, Ltd.	5,500	$ 249,617
Olympus Corp.	9,600	104,116
Otsuka Corp.	10,400	388,018
Otsuka Holdings Co., Ltd.	14,900	584,680
Panasonic Corp.	41,100	353,854
Persol Holdings Co., Ltd.	13,900	224,748
Renesas Electronics Corp. (K)	72,100	333,079
Seven & i Holdings Co., Ltd.	17,200	648,084
Sony Corp.	6,500	272,422
Sumitomo Electric Industries, Ltd.	17,200	227,900
Sumitomo Mitsui Financial Group, Inc.	17,400	608,521
T&D Holdings, Inc.	39,100	410,651
Tokio Marine Holdings, Inc.	10,800	522,508
Tokyo Gas Co., Ltd.	7,000	189,069
Tokyu Corp.	33,800	589,510
Toray Industries, Inc.	50,500	322,101
Toyota Motor Corp. (E)	19,400	1,135,503
West Japan Railway Co.	3,500	263,345
Yamato Holdings Co., Ltd.	6,900	177,994

		17,509,826

Luxembourg - 0.0% (F)
ArcelorMittal	17,318	350,803

Malaysia - 0.0% (F)
AirAsia Group Bhd.	61,200	39,876
CIMB Group Holdings Bhd.	48,900	61,686
Petronas Chemicals Group Bhd.	50,200	112,635
Public Bank Bhd.	28,200	159,978
Tenaga Nasional Bhd.	27,400	84,969

		459,144

Mexico - 0.1%
Alfa SAB de CV, Class A	54,476	57,759
America Movil SAB de CV, Series L	278,209	198,800
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, B Shares	45,401	62,007
Cemex SAB de CV, ADR (K)	7,844	36,396
Fomento Economico Mexicano SAB de CV, ADR	2,024	186,775
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	13,058	115,765
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,460	88,237
Grupo Financiero Banorte SAB de CV, Class O	31,637	171,874
Grupo Mexico SAB de CV, Series B	48,892	133,853
Wal-Mart de Mexico SAB de CV	66,685	178,271

		1,229,737

Netherlands - 0.3%
Akzo Nobel NV	6,349	562,566
ASML Holding NV	4,045	758,667
Heineken NV	2,894	305,416
ING Groep NV	46,094	557,597
Koninklijke Philips NV	5,150	209,792
Royal Dutch Shell PLC, Class A	29,064	913,616
Royal Dutch Shell PLC, Class B	28,148	890,138

		4,197,792

Peru - 0.0% (F)
Credicorp, Ltd.	777	186,441

	Shares	Value
COMMON STOCKS (continued)
Philippines - 0.0% (F)
Ayala Corp.	3,250	$ 58,180
Ayala Land, Inc.	73,500	62,848
Bank of the Philippine Islands	16,970	27,212
Jollibee Foods Corp.	10,700	64,595
Security Bank Corp.	8,320	27,411
Universal Robina Corp.	20,300	58,762

		299,008

Poland - 0.0% (F)
CCC SA	1,162	65,131
CD Projekt SA (K)	1,515	78,919
Dino Polska SA (A) (K)	2,900	91,394
Polski Koncern Naftowy Orlen SA	3,415	86,847

		322,291

Puerto Rico - 0.0% (F)
EVERTEC, Inc.	2,550	70,916
First BanCorp	8,500	97,410
OFG Bancorp	3,400	67,286

		235,612

Republic of Korea - 0.3%
BGF retail Co., Ltd.	396	76,228
Daelim Industrial Co., Ltd.	688	58,429
Hana Financial Group, Inc.	4,143	132,856
Hankook Tire Co., Ltd.	1,396	46,058
HDC Hyundai Development Co-Engineering & Construction, E Shares	707	31,579
Hyundai Glovis Co., Ltd.	399	45,169
Hyundai Heavy Industries Holdings Co., Ltd.	174	51,046
Hyundai Mobis Co., Ltd.	737	135,375
Hyundai Motor Co.	1,068	112,436
Industrial Bank of Korea	5,712	70,702
KB Financial Group, Inc.	4,626	170,556
Kia Motors Corp.	2,882	89,753
Korea Electric Power Corp. (K)	2,080	54,790
KT&G Corp.	1,548	141,149
LG Chem, Ltd.	413	133,167
LG Corp.	1,913	130,612
LG Uplus Corp.	6,616	90,051
Lotte Chemical Corp.	429	109,792
Mando Corp.	1,851	46,638
NAVER Corp.	1,621	177,080
NCSoft Corp.	345	150,753
POSCO	812	180,985
S-Oil Corp.	1,299	102,538
Samsung Electronics Co., Ltd.	37,969	1,493,539
Samsung Fire & Marine Insurance Co., Ltd.	410	108,722
Samsung SDI Co., Ltd.	621	117,350
Shinhan Financial Group Co., Ltd.	4,754	175,903
SK Holdings Co., Ltd.	459	109,382
SK Hynix, Inc.	2,665	174,207
SK Innovation Co., Ltd.	367	58,036
Woori Financial Group, Inc.	5,113	61,936

		4,636,817

Republic of South Africa - 6.7%
Absa Group, Ltd.	10,696	112,751
AngloGold Ashanti, Ltd., ADR	9,122	119,498
Bid Corp., Ltd.	6,260	12,928,909
Capitec Bank Holdings, Ltd.	1,264	11,826,301

The notes are an integral part of this report. Transamerica Series Trust	Page 28

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of South Africa (continued)
Clicks Group, Ltd.	6,405	$ 8,177,181
FirstRand, Ltd.	40,613	177,215
Growthpoint Properties, Ltd., REIT	47,055	7,963,844
Hyprop Investments, Ltd., REIT	5,637	2,753,501
Mr Price Group, Ltd.	7,394	9,711,935
MTN Group, Ltd.	5,173	31,772
Naspers, Ltd., N Shares	2,757	636,695
Netcare, Ltd.	24,409	3,950,101
Pick n Pay Stores, Ltd.	12,693	5,842,101
Redefine Properties, Ltd., REIT	92,389	6,211,025
Sanlam, Ltd.	19,641	100,405
Sappi, Ltd.	9,748	4,502,845
Shoprite Holdings, Ltd.	4,186	4,601,518
SPAR Group, Ltd.	5,761	7,661,237
Vodacom Group, Ltd.	13,471	10,403,351

		97,712,185

Russian Federation - 1.0%
Alrosa PJSC (K)	68,018	6,295,746
Gazprom PJSC, ADR	14,786	66,833
Lukoil PJSC, ADR	4,057	362,736
Magnit PJSC, GDR	5,903	65,412
Magnitogorsk Iron & Steel Works (K)	49,201	2,236,186
MMC Norilsk Nickel PJSC, ADR	6,591	138,576
Mobile TeleSystems PJSC, ADR	11,296	85,398
Moscow Exchange PJSC (K)	58,149	5,296,792
Novatek PJSC, GDR	553	95,116
Rosneft Oil Co. PJSC, GDR	6,490	40,700
Sberbank of Russia PJSC, ADR	23,258	306,540
Severstal PJSC, GDR	3,714	58,115
Tatneft PJSC, ADR	1,127	77,752
X5 Retail Group NV, GDR	2,661	66,312

		15,192,214

Singapore - 0.1%
BOC Aviation, Ltd. (A)	7,900	64,458
DBS Group Holdings, Ltd.	38,600	718,597
Kulicke & Soffa Industries, Inc.	4,050	89,546
United Overseas Bank, Ltd.	3,500	65,054

		937,655

Spain - 0.2%
Banco Santander SA	76,245	354,470
Bankia SA	119,774	310,364
Iberdrola SA	130,304	1,143,915
Industria de Diseno Textil SA	25,225	741,359
Telefonica SA	19,132	160,295

		2,710,403

Sweden - 0.1%
Lundin Petroleum AB	12,196	412,948
Spotify Technology SA (K)	2,550	353,940
Svenska Handelsbanken AB, A Shares (E)	54,769	577,892

		1,344,780

Switzerland - 0.6%
Cie Financiere Richemont SA (E)	8,029	584,909
Credit Suisse Group AG (K)	54,586	636,174
Ferguson PLC	8,817	560,864
LafargeHolcim, Ltd. (K)	13,218	652,969
Nestle SA	22,200	2,115,772
Novartis AG	14,323	1,377,712
Roche Holding AG	5,750	1,584,246

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Re AG	5,964	$ 582,654
Zurich Insurance Group AG	554	183,378

		8,278,678

Taiwan - 0.3%
Asustek Computer, Inc.	10,000	72,355
Catcher Technology Co., Ltd.	16,000	123,035
Chailease Holding Co., Ltd.	27,000	110,381
Chicony Electronics Co., Ltd.	15,000	34,896
China Life Insurance Co., Ltd.	102,000	86,543
CTBC Financial Holding Co., Ltd.	240,000	159,245
Delta Electronics, Inc.	34,000	175,403
E.Sun Financial Holding Co., Ltd.	178,000	137,165
Formosa Chemicals & Fibre Corp.	27,000	98,117
Formosa Plastics Corp.	52,000	184,747
Fubon Financial Holding Co., Ltd.	88,000	131,341
Globalwafers Co., Ltd.	8,000	78,649
Hon Hai Precision Industry Co., Ltd.	44,000	104,930
Inventec Corp.	104,000	79,129
Largan Precision Co., Ltd.	1,000	149,251
Mega Financial Holding Co., Ltd.	75,000	68,258
Nan Ya Plastics Corp.	63,000	161,279
Quanta Computer, Inc.	51,000	95,644
Taiwan Mobile Co., Ltd.	14,000	50,648
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33,043	1,353,441
Uni-President Enterprises Corp.	39,000	94,651
Vanguard International Semiconductor Corp.	40,000	86,306
Yuanta Financial Holding Co., Ltd.	149,000	84,845

		3,720,259

Thailand - 0.1%
Fabrinet (K)	1,450	75,922
Kasikornbank PCL	26,200	155,210
Minor International PCL	74,400	90,260
PTT Exploration & Production PCL	12,800	50,619
PTT PCL	122,100	183,718
Siam Cement PCL	7,800	117,485
Siam Commercial Bank PCL	27,500	114,385
Thai Oil PCL	26,100	57,159

		844,758

Turkey - 0.0% (F)
BIM Birlesik Magazalar AS	1,926	26,323
Ford Otomotiv Sanayi AS	3,612	31,601
Tofas Turk Otomobil Fabrikasi AS	12,326	37,826
Turkcell Iletisim Hizmetleri AS	19,929	43,214

		138,964

United Kingdom - 0.9%
3i Group PLC	49,748	638,094
AstraZeneca PLC	3,908	312,270
Aviva PLC	73,760	396,187
Avon Products, Inc. (K)	5,325	15,655
Barratt Developments PLC	52,357	408,609
BP PLC	152,492	1,109,254
British American Tobacco PLC	24,814	1,032,268
Burberry Group PLC	18,405	468,525
Cardtronics PLC, Class A (K)	525	18,679
Delphi Technologies PLC	1,175	22,630
Diageo PLC	2,696	110,188
Dixons Carphone PLC	127,447	243,595
Ensco PLC, Class A	2,000	7,860
GlaxoSmithKline PLC	42,854	891,257

The notes are an integral part of this report. Transamerica Series Trust	Page 29

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
HSBC Holdings PLC	84,145	$ 683,103
InterContinental Hotels Group PLC	12,733	765,356
ITV PLC	233,788	387,016
Janus Henderson Group PLC	1,865	46,588
Linde PLC	1,443	253,867
LivaNova PLC (K)	500	48,625
Lloyds Banking Group PLC	395,227	319,874
Mondi, Ltd.	1,382	30,533
nVent Electric PLC	1,950	52,611
Prudential PLC	43,234	865,768
Rio Tinto PLC	3,439	199,814
Rio Tinto, Ltd.	10,584	735,810
Standard Chartered PLC	73,417	565,413
Taylor Wimpey PLC	142,901	326,550
Travelport Worldwide, Ltd.	3,400	53,482
Unilever NV, CVA	15,537	902,455
Vodafone Group PLC	378,844	689,808
Whitbread PLC	3,700	244,712

		12,846,456

United States - 11.9%
8x8, Inc. (K)	1,225	24,745
Aaron’s, Inc.	775	40,765
AbbVie, Inc.	2,329	187,694
Abercrombie & Fitch Co., Class A	3,025	82,915
ABM Industries, Inc.	822	29,880
Acadia Healthcare Co., Inc. (E) (K)	6,257	183,393
ACI Worldwide, Inc. (K)	1,450	47,661
Acorda Therapeutics, Inc. (K)	1,575	20,932
Actuant Corp., Class A	675	16,450
Acuity Brands, Inc.	451	54,125
Adient PLC	925	11,988
Adobe, Inc. (K)	1,138	303,266
Adtalem Global Education, Inc. (K)	650	30,108
ADTRAN, Inc.	2,650	36,305
Advance Auto Parts, Inc.	1,591	271,313
Advanced Energy Industries, Inc. (K)	500	24,840
Advanced Micro Devices, Inc. (K)	9,310	237,591
AdvanSix, Inc. (K)	900	25,713
AECOM (K)	3,425	101,620
Aegion Corp. (K)	300	5,271
Aerojet Rocketdyne Holdings, Inc. (K)	700	24,871
AGCO Corp.	1,900	132,145
Agilent Technologies, Inc.	1,500	120,570
Agree Realty Corp., REIT	625	43,337
AK Steel Holding Corp. (E) (K)	3,700	10,175
Akorn, Inc. (K)	12,875	45,320
Alarm.com Holdings, Inc. (K)	400	25,960
Albany International Corp., Class A	325	23,267
Alexion Pharmaceuticals, Inc. (K)	2,839	383,776
Alleghany Corp. (K)	200	122,480
Allegheny Technologies, Inc. (K)	1,475	37,716
Allegiant Travel Co.	150	19,421
Allergan PLC	1,923	281,546
ALLETE, Inc.	1,350	111,010
Alliance Data Systems Corp.	962	168,331
Allscripts Healthcare Solutions, Inc. (K)	2,225	21,227
Allstate Corp.	2,118	199,473
Alphabet, Inc., Class A (K)	1,672	1,967,760
Alphabet, Inc., Class C (K)	3,447	4,044,400
Altria Group, Inc.	6,431	369,332
Amazon.com, Inc. (K)	3,429	6,106,192
AMC Networks, Inc., Class A (K)	950	53,922
Amedisys, Inc. (K)	350	43,141
American Assets Trust, Inc., REIT	1,725	79,108

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
American Axle & Manufacturing Holdings, Inc. (K)	1,625	$ 23,254
American Campus Communities, Inc., REIT	2,375	113,002
American Eagle Outfitters, Inc.	3,275	72,607
American Electric Power Co., Inc.	3,279	274,616
American Equity Investment Life Holding Co.	1,025	27,696
American Express Co.	3,937	430,314
American Financial Group, Inc.	1,600	153,936
American International Group, Inc.	10,462	450,494
American Public Education, Inc. (K)	925	27,861
American States Water Co.	25	1,783
Ameris Bancorp	375	12,881
Amgen, Inc.	835	158,633
AMN Healthcare Services, Inc. (K)	550	25,900
Amphenol Corp., Class A	3,164	298,808
Analog Devices, Inc.	12,056	1,269,135
Anixter International, Inc. (K)	350	19,639
Anthem, Inc.	3,037	871,558
Apergy Corp. (K)	925	37,981
Apogee Enterprises, Inc.	325	12,184
Apple, Inc.	30,531	5,799,363
Applied Industrial Technologies, Inc.	450	26,762
Applied Materials, Inc.	7,940	314,900
AptarGroup, Inc.	200	21,278
ArcBest Corp.	1,750	53,882
Archrock, Inc.	1,575	15,404
Arista Networks, Inc. (K)	1,129	355,025
Arlo Technologies, Inc. (K)	159	657
Armada Hoffler Properties, Inc., REIT	5,800	90,422
ARMOUR Residential, Inc., REIT	750	14,648
Arrow Electronics, Inc. (K)	1,750	134,855
ASGN, Inc. (K)	575	36,507
Ashland Global Holdings, Inc.	750	58,597
Assertio Therapeutics, Inc. (K)	5,075	25,730
Associated Banc-Corp.	4,125	88,069
AT&T, Inc.	2,893	90,724
ATN International, Inc.	125	7,049
Automatic Data Processing, Inc.	8,369	1,336,864
AutoNation, Inc. (K)	750	26,790
AutoZone, Inc. (K)	813	832,610
AvalonBay Communities, Inc., REIT	2,565	514,872
Avanos Medical, Inc. (K)	550	23,474
Avery Dennison Corp.	4,822	544,886
Avis Budget Group, Inc. (K)	825	28,760
Avista Corp.	250	10,155
Avnet, Inc.	2,275	98,667
Axcelis Technologies, Inc. (K)	3,350	67,402
Axon Enterprise, Inc. (K)	675	36,727
Ball Corp.	6,010	347,739
BancorpSouth Bank	1,225	34,570
Bank of America Corp.	61,775	1,704,372
Bank of New York Mellon Corp.	11,289	569,304
Bank OZK	625	18,113
Banner Corp.	1,650	89,380
Barnes Group, Inc.	575	29,561
Baxter International, Inc.	2,293	186,444
Becton Dickinson and Co.	744	185,799
Bel Fuse, Inc., Class B	850	21,488
Belden, Inc.	450	24,165
Bemis Co., Inc.	275	15,257
Benchmark Electronics, Inc.	550	14,438
Berkshire Hathaway, Inc., Class B (K)	8,495	1,706,561
Best Buy Co., Inc.	6,457	458,834
Big Lots, Inc.	650	24,713
Bio-Rad Laboratories, Inc., Class A (K)	250	76,420
Bio-Techne Corp.	450	89,347

The notes are an integral part of this report. Transamerica Series Trust	Page 30

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Biogen, Inc. (K)	1,523	$ 360,007
BioTelemetry, Inc. (K)	1,050	65,751
Black Hills Corp.	800	59,256
BlackRock, Inc.	663	283,346
Blucora, Inc. (K)	1,425	47,566
Boeing Co.	3,196	1,219,018
Boise Cascade Co.	2,125	56,865
Booking Holdings, Inc. (K)	126	219,859
Booz Allen Hamilton Holding Corp.	2,400	139,536
BorgWarner, Inc.	5,484	210,640
Boston Private Financial Holdings, Inc.	875	9,590
Boston Properties, Inc., REIT	962	128,793
Boston Scientific Corp. (K)	25,005	959,692
Bottomline Technologies de, Inc. (K)	400	20,036
Boyd Gaming Corp.	1,000	27,360
Brink’s Co.	575	43,361
Brinker International, Inc.	450	19,971
Bristol-Myers Squibb Co.	717	34,208
Brixmor Property Group, Inc., REIT	6,050	111,138
Broadcom, Inc.	1,596	479,933
Brookline Bancorp, Inc.	825	11,880
Brown & Brown, Inc.	1,975	58,282
Brunswick Corp.	1,025	51,588
C&J Energy Services, Inc. (K)	750	11,640
Cabot Corp.	1,425	59,323
Cabot Microelectronics Corp.	250	27,990
CACI International, Inc., Class A (K)	300	54,606
Caleres, Inc.	1,325	32,714
Callaway Golf Co.	1,175	18,718
Camden Property Trust, REIT	1,600	162,400
Cantel Medical Corp.	125	8,361
Capital One Financial Corp.	5,747	469,472
CareTrust, Inc., REIT	1,100	25,806
Carlisle Cos., Inc.	750	91,965
Carpenter Technology Corp.	200	9,170
Carrizo Oil & Gas, Inc. (K)	975	12,158
Cars.com, Inc. (K)	400	9,120
Casey’s General Stores, Inc.	425	54,727
Catalent, Inc. (K)	8,260	335,273
Caterpillar, Inc.	2,679	362,978
Cathay General Bancorp	900	30,519
Cato Corp., Class A	1,325	19,849
CBRE Group, Inc., Class A (K)	7,443	368,056
CDK Global, Inc.	2,175	127,933
Celanese Corp.	2,771	273,248
Celgene Corp. (K)	4,568	430,945
Central Garden & Pet Co., Class A (K)	525	12,206
Charles River Laboratories International, Inc. (K)	625	90,781
Charles Schwab Corp.	19,622	839,037
Charter Communications, Inc., Class A (K)	2,450	849,929
Chatham Lodging Trust, REIT	475	9,139
Cheesecake Factory, Inc. (E)	575	28,129
Chemed Corp.	325	104,023
Chemours Co.	2,800	104,048
Chesapeake Energy Corp. (K)	8,600	26,660
Chesapeake Lodging Trust, REIT	675	18,772
Chevron Corp.	12,617	1,554,162
Chico’s FAS, Inc.	2,400	10,248
Children’s Place, Inc. (E)	200	19,456
Ciena Corp. (K)	2,900	108,286
Cigna Corp. (K)	4,992	802,813
Cinemark Holdings, Inc.	1,250	49,987
Cintas Corp.	286	57,803
Cirrus Logic, Inc. (K)	700	29,449
Cisco Systems, Inc.	6,503	351,097
Citigroup, Inc.	20,952	1,303,633

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Citizens Financial Group, Inc.	3,721	$ 120,932
Clean Harbors, Inc. (K)	625	44,706
CME Group, Inc.	572	94,140
CNO Financial Group, Inc.	1,975	31,956
CNX Resources Corp. (K)	2,350	25,310
Coca-Cola Co.	32,865	1,540,054
Coca-Cola Consolidated, Inc.	75	21,587
Cognex Corp.	1,150	58,489
Coherent, Inc. (K)	275	38,973
Cohu, Inc.	1,900	28,025
Columbia Banking System, Inc.	700	22,883
Comcast Corp., Class A	37,242	1,488,935
Comfort Systems USA, Inc.	1,125	58,939
Commerce Bancshares, Inc.	1,744	101,257
Commercial Metals Co.	2,125	36,295
Community Health Systems, Inc. (E) (K)	1,700	6,341
CommVault Systems, Inc. (K)	575	37,226
Concho Resources, Inc.	3,661	406,225
CONMED Corp.	275	22,875
Consol Energy, Inc. (K)	1,168	39,969
Constellation Brands, Inc., Class A	744	130,446
Cooper Tire & Rubber Co.	600	17,934
Cooper-Standard Holdings, Inc. (K)	200	9,392
Copart, Inc. (K)	6,707	406,377
Core-Mark Holding Co., Inc.	1,800	66,834
CoreCivic, Inc., REIT	4,875	94,819
CoreLogic, Inc. (K)	975	36,329
CoreSite Realty Corp., REIT	550	58,861
Corning, Inc.	10,331	341,956
Corporate Office Properties Trust, REIT	3,075	83,947
Cousins Properties, Inc., REIT	13,192	127,435
Cracker Barrel Old Country Store, Inc. (E)	175	28,282
Crane Co.	1,750	148,085
Cree, Inc. (K)	775	44,345
Crocs, Inc. (K)	875	22,531
Cross Country Healthcare, Inc. (K)	2,925	20,563
CSX Corp.	1,534	114,774
Cullen/Frost Bankers, Inc.	725	70,376
Cummins, Inc.	3,091	487,976
Curtiss-Wright Corp.	500	56,670
Customers Bancorp, Inc. (K)	3,875	70,951
CVS Health Corp.	6,011	324,173
Cypress Semiconductor Corp.	4,300	64,156
CyrusOne, Inc., REIT	900	47,196
Dana, Inc.	4,725	83,821
Danaher Corp.	2,725	359,754
Darling Ingredients, Inc. (K)	1,800	38,970
Deckers Outdoor Corp. (K)	700	102,893
Deere & Co.	3,515	561,838
Delta Air Lines, Inc.	4,521	233,510
Denbury Resources, Inc. (K)	11,575	23,729
Designer Brands, Inc.	975	21,665
DexCom, Inc. (K)	2,100	250,110
Diamondback Energy, Inc.	4,316	438,203
DiamondRock Hospitality Co., REIT	6,750	73,102
Dick’s Sporting Goods, Inc.	975	35,890
Diebold Nixdorf, Inc. (K)	1,025	11,347
Digi International, Inc. (K)	1,550	19,639
Digital Realty Trust, Inc., REIT	710	84,490
Dillard’s, Inc., Class A (E)	225	16,205
Dime Community Bancshares, Inc.	850	15,921
Dine Brands Global, Inc.	200	18,258
Diplomat Pharmacy, Inc. (K)	625	3,631
Discovery, Inc., Class A (E) (K)	10,266	277,387
Discovery, Inc., Class C (K)	5,923	150,563
DISH Network Corp., Class A (K)	2,725	86,355
DocuSign, Inc. (K)	3,320	172,109

The notes are an integral part of this report. Transamerica Series Trust	Page 31

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Dollar General Corp.	2,610	$ 311,373
Domino’s Pizza, Inc.	500	129,050
Domtar Corp.	1,950	96,817
Donnelley Financial Solutions, Inc. (K)	287	4,271
Douglas Emmett, Inc., REIT	2,050	82,861
DowDuPont, Inc.	19,498	1,039,438
Dunkin’ Brands Group, Inc.	950	71,345
DXP Enterprises, Inc. (K)	150	5,838
E.I. Paso Electric Co.	1,200	70,584
Eagle Pharmaceuticals, Inc. (K)	1,525	76,997
East West Bancorp, Inc.	10,516	504,453
Eastman Chemical Co.	7,282	552,558
Eaton Corp. PLC	10,236	824,612
Echo Global Logistics, Inc. (K)	325	8,054
Edgewell Personal Care Co. (K)	675	29,626
Edison International	6,673	413,192
Electronic Arts, Inc. (K)	5,442	553,070
Eli Lilly & Co.	6,966	903,908
EMCOR Group, Inc.	1,675	122,409
Emergent BioSolutions, Inc. (K)	200	10,104
Encompass Health Corp.	750	43,800
Encore Wire Corp.	1,525	87,260
Energizer Holdings, Inc.	700	31,451
EnerSys	516	33,623
Enova International, Inc. (K)	400	9,128
Ensign Group, Inc.	925	47,351
EOG Resources, Inc.	12,043	1,146,253
ePlus, Inc. (K)	500	44,270
EPR Properties, REIT	250	19,225
EQT Corp.	2,925	60,664
Equinix, Inc., REIT	401	181,717
Equitrans Midstream Corp. (K)	2,425	52,816
Equity Residential, REIT	1,958	147,477
Era Group, Inc. (K)	1,000	11,540
Estee Lauder Cos., Inc., Class A	1,768	292,692
Evercore, Inc., Class A	1,225	111,475
Evolent Health, Inc., Class A (K)	9,532	119,913
EW Scripps Co., Class A	300	6,300
Exact Sciences Corp. (K)	4,047	350,551
Exelixis, Inc. (K)	12,480	297,024
Exelon Corp.	15,216	762,778
ExlService Holdings, Inc. (K)	400	24,008
Expedia Group, Inc.	3,240	385,560
Express, Inc. (K)	825	3,531
Exterran Corp. (K)	337	5,678
Extreme Networks, Inc. (K)	5,350	40,072
Exxon Mobil Corp.	6,190	500,152
Facebook, Inc., Class A (K)	7,619	1,270,011
FactSet Research Systems, Inc.	450	111,721
Fair Isaac Corp. (K)	1,430	388,431
Federal Realty Investment Trust, REIT	1,740	239,859
Federal Signal Corp.	675	17,543
Federated Investors, Inc., Class B	1,150	33,707
Fidelity National Information Services, Inc.	5,063	572,625
Fifth Third Bancorp	899	22,666
First American Financial Corp.	2,300	118,450
First Commonwealth Financial Corp.	1,250	15,750
First Data Corp., Class A (K)	4,477	117,611
First Financial Bancorp	550	13,233
First Horizon National Corp.	3,000	41,940
First Industrial Realty Trust, Inc., REIT	1,475	52,156
First Midwest Bancorp, Inc.	4,175	85,420
First Republic Bank	3,052	306,604
First Solar, Inc. (K)	1,400	73,976
FirstCash, Inc.	531	45,931
FirstEnergy Corp.	2,118	88,130
Five Below, Inc. (K)	675	83,869

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Flowers Foods, Inc.	2,925	$ 62,361
FNB Corp.	3,725	39,485
Ford Motor Co.	28,497	250,204
Forrester Research, Inc.	100	4,835
Fortune Brands Home & Security, Inc.	4,771	227,147
Forward Air Corp.	350	22,656
Fossil Group, Inc. (K)	625	8,575
Freeport-McMoRan, Inc.	8,976	115,701
Frontier Communications Corp. (E) (K)	825	1,642
FTI Consulting, Inc. (K)	500	38,410
Fulton Financial Corp.	2,325	35,991
FutureFuel Corp.	1,225	16,415
G-III Apparel Group, Ltd. (K)	500	19,980
GameStop Corp., Class A	4,200	42,672
Gannett Co., Inc.	3,875	40,843
General Dynamics Corp.	5,072	858,588
Genesco, Inc. (K)	150	6,833
Gentex Corp.	3,125	64,625
Geo Group, Inc., REIT	3,587	68,870
Getty Realty Corp., REIT	2,952	94,553
Gibraltar Industries, Inc. (K)	350	14,214
Gilead Sciences, Inc.	5,908	384,079
Global Payments, Inc.	5,419	739,802
Globus Medical, Inc., Class A (K)	875	43,234
GoDaddy, Inc., Class A (K)	4,484	337,152
Graham Holdings Co., Class B	50	34,159
Green Dot Corp., Class A (K)	550	33,358
Greenbrier Cos., Inc.	1,625	52,374
Greif, Inc., Class A	600	24,750
Group 1 Automotive, Inc.	250	16,175
Guess?, Inc.	700	13,720
Gulfport Energy Corp. (K)	1,725	13,835
H&R Block, Inc.	1,866	44,672
Haemonetics Corp. (K)	700	61,236
Hancock Whitney Corp.	2,450	98,980
Hanmi Financial Corp.	1,575	33,500
Hanover Insurance Group, Inc.	1,375	156,984
Harsco Corp. (K)	975	19,656
Hartford Financial Services Group, Inc.	8,289	412,129
Haverty Furniture Cos., Inc.	200	4,376
Hawaiian Electric Industries, Inc.	2,175	88,675
Hawaiian Holdings, Inc.	600	15,750
Hawkins, Inc.	125	4,604
HB Fuller Co.	375	18,240
HCI Group, Inc.	75	3,205
HD Supply Holdings, Inc. (K)	2,679	116,135
HealthEquity, Inc. (K)	500	36,990
HealthStream, Inc. (K)	350	9,821
Heidrick & Struggles International, Inc.	1,450	55,578
Helen of Troy, Ltd. (K)	725	84,071
Helix Energy Solutions Group, Inc. (K)	1,000	7,910
Herman Miller, Inc.	1,150	40,457
Hersha Hospitality Trust, REIT	450	7,713
Hewlett Packard Enterprise Co.	24,421	376,816
HFF, Inc., Class A	400	19,100
Hibbett Sports, Inc. (K)	2,575	58,736
Highwoods Properties, Inc., REIT	2,175	101,746
Hill-Rom Holdings, Inc.	1,075	113,799
Hillenbrand, Inc.	775	32,186
Hilton Worldwide Holdings, Inc.	6,744	560,494
HMS Holdings Corp. (K)	1,875	55,519
HNI Corp.	475	17,238
Home Depot, Inc.	11,160	2,141,492
Honeywell International, Inc.	7,199	1,144,065
Hospitality Properties Trust, REIT	4,575	120,368
Host Hotels & Resorts, Inc., REIT	7,911	149,518
HP, Inc.	15,468	300,543

The notes are an integral part of this report. Transamerica Series Trust	Page 32

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Hub Group, Inc., Class A (K)	2,025	$ 82,721
Hubbell, Inc.	650	76,687
Huntington Bancshares, Inc.	11,587	146,923
ICU Medical, Inc. (K)	175	41,883
IDACORP, Inc.	975	97,051
IDEX Corp.	700	106,218
Illumina, Inc. (K)	2,035	632,254
Independence Realty Trust, Inc., REIT	1,100	11,869
Ingersoll-Rand PLC	4,042	436,334
Ingevity Corp. (K)	475	50,165
Ingredion, Inc.	825	78,119
Innophos Holdings, Inc.	250	7,535
Innospec, Inc.	275	22,921
Insight Enterprises, Inc. (K)	800	44,048
Insperity, Inc.	475	58,738
Insteel Industries, Inc.	225	4,707
Integer Holdings Corp. (K)	1,000	75,420
Integra LifeSciences Holdings Corp. (K)	800	44,576
Intel Corp.	4,328	232,414
Intercept Pharmaceuticals, Inc. (K)	802	89,712
Intercontinental Exchange, Inc.	8,976	683,433
InterDigital, Inc.	375	24,743
Interface, Inc.	725	11,107
International Bancshares Corp.	625	23,769
INTL. FCStone, Inc. (K)	175	6,783
Intuit, Inc.	2,711	708,683
Intuitive Surgical, Inc. (K)	1,108	632,203
Invesco Mortgage Capital, Inc., REIT	1,475	23,305
ITT, Inc.	2,300	133,400
j2 Global, Inc.	550	47,630
Jabil, Inc.	3,075	81,764
JBG SMITH Properties, REIT	1,100	45,485
JetBlue Airways Corp. (K)	4,425	72,393
John B Sanfilippo & Son, Inc.	100	7,187
John Wiley & Sons, Inc., Class A	700	30,954
Johnson & Johnson	9,468	1,323,532
Jones Lang LaSalle, Inc.	925	142,616
Kaiser Aluminum Corp.	200	20,946
Kaman Corp.	1,150	67,206
KB Home	4,075	98,493
KBR, Inc.	5,300	101,177
Kelly Services, Inc., Class A	2,925	64,525
Kemet Corp.	825	14,000
Kemper Corp.	550	41,877
Kennametal, Inc.	850	31,238
KeyCorp	32,756	515,907
Kilroy Realty Corp., REIT	1,050	79,758
Kite Realty Group Trust, REIT	2,300	36,777
KLX Energy Services Holdings, Inc. (K)	240	6,034
Korn Ferry	1,675	75,006
Kraton Corp. (K)	725	23,331
La-Z-Boy, Inc.	525	17,320
Landstar System, Inc.	925	101,186
Lannett Co., Inc. (E) (K)	4,225	33,251
Lantheus Holdings, Inc. (K)	1,775	43,452
LegacyTexas Financial Group, Inc.	425	15,891
Legg Mason, Inc.	2,450	67,056
Leidos Holdings, Inc.	1,725	110,555
LendingTree, Inc. (K)	100	35,156
Lennar Corp., Class A	5,667	278,193
Lennox International, Inc.	2,128	562,643
LHC Group, Inc. (K)	725	80,373
Liberty Property Trust, REIT	1,725	83,524
Life Storage, Inc., REIT	575	55,930
Lincoln Electric Holdings, Inc.	750	62,902
Lincoln National Corp.	5,816	341,399
Littelfuse, Inc.	250	45,620

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Live Nation Entertainment, Inc. (K)	2,625	$ 166,792
LogMeIn, Inc.	525	42,052
Louisiana-Pacific Corp.	4,000	97,520
Lowe’s Cos., Inc.	7,039	770,559
LSC Communications, Inc.	2,387	15,587
Lumentum Holdings, Inc. (K)	1,400	79,156
Lyft, Inc., Class A (K)	2,280	178,501
Mack-Cali Realty Corp., REIT	1,050	23,310
Magellan Health, Inc. (K)	750	49,440
ManpowerGroup, Inc.	1,550	128,169
ManTech International Corp., Class A	375	20,258
Marathon Petroleum Corp.	12,998	777,930
MarineMax, Inc. (K)	275	5,269
MarketAxess Holdings, Inc.	125	30,760
Marriott Vacations Worldwide Corp.	650	60,775
Marsh & McLennan Cos., Inc.	1,694	159,067
Marvell Technology Group, Ltd.	4,518	89,863
Masco Corp.	9,222	362,517
Masimo Corp. (K)	900	124,452
MasTec, Inc. (K)	800	38,480
Mastercard, Inc., Class A	7,391	1,740,211
Matador Resources Co. (K)	600	11,598
Materion Corp.	225	12,839
Matrix Service Co. (K)	700	13,706
Matson, Inc.	525	18,947
MAXIMUS, Inc.	750	53,235
McDermott International, Inc. (K)	3,699	27,521
McKesson Corp.	252	29,499
MDC Holdings, Inc.	591	17,174
MDU Resources Group, Inc.	2,250	58,117
Medical Properties Trust, Inc., REIT	4,375	80,981
Medicines Co. (E) (K)	3,000	83,850
Medifast, Inc. (E)	150	19,133
MEDNAX, Inc. (K)	2,400	65,208
Merck & Co., Inc.	16,830	1,399,751
Mercury General Corp.	450	22,532
Meredith Corp. (E)	1,775	98,086
Meta Financial Group, Inc.	375	7,380
Methode Electronics, Inc.	1,875	53,962
MetLife, Inc.	14,899	634,250
Michaels Cos., Inc. (K)	1,200	13,704
Microsoft Corp.	65,539	7,729,670
MicroStrategy, Inc., Class A (K)	450	64,912
Mid-America Apartment Communities, Inc., REIT	509	55,649
Minerals Technologies, Inc.	425	24,986
MKS Instruments, Inc.	900	83,745
Molina Healthcare, Inc. (K)	925	131,313
Molson Coors Brewing Co., Class B	7,099	423,455
Momenta Pharmaceuticals, Inc. (K)	5,400	78,462
Mondelez International, Inc., Class A	21,112	1,053,911
Monotype Imaging Holdings, Inc.	1,125	22,376
Moog, Inc., Class A	650	56,517
Morgan Stanley	21,204	894,809
Motorola Solutions, Inc.	469	65,857
Movado Group, Inc.	175	6,367
MSA Safety, Inc.	350	36,190
MSC Industrial Direct Co., Inc., Class A	525	43,423
Mueller Industries, Inc.	700	21,938
Murphy Oil Corp.	2,200	64,460
Murphy USA, Inc. (K)	375	32,108
Mylan NV (K)	2,404	68,129
MYR Group, Inc. (K)	1,000	34,630
Myriad Genetics, Inc. (K)	775	25,730
Nanometrics, Inc. (K)	300	9,264
Nasdaq, Inc.	3,938	344,536
National Fuel Gas Co.	1,200	73,152

The notes are an integral part of this report. Transamerica Series Trust	Page 33

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
National Instruments Corp.	1,375	$ 60,995
National Storage Affiliates Trust, REIT	1,225	34,925
Nautilus, Inc. (K)	450	2,502
Navient Corp.	2,800	32,396
Navigant Consulting, Inc.	550	10,709
Navigators Group, Inc.	150	10,481
NBT Bancorp, Inc.	375	13,504
NCR Corp. (K)	1,625	44,346
Nektar Therapeutics (K)	882	29,635
Netflix, Inc. (K)	4,573	1,630,549
NETGEAR, Inc. (K)	1,675	55,476
New Jersey Resources Corp.	1,050	52,279
New Media Investment Group, Inc.	900	9,450
New York Community Bancorp, Inc.	3,050	35,289
New York Times Co., Class A	5,385	176,897
Newmont Mining Corp.	2,198	78,622
Newpark Resources, Inc. (K)	1,050	9,618
Nexteer Automotive Group, Ltd.	25,000	30,892
NextEra Energy, Inc.	4,749	918,077
NextGen Healthcare, Inc. (K)	575	9,677
NIC, Inc.	800	13,672
NIKE, Inc., Class B	1,907	160,588
Nordson Corp.	1,512	200,370
Norfolk Southern Corp.	5,702	1,065,647
Northrop Grumman Corp.	1,374	370,430
NorthWestern Corp.	500	35,205
NOW, Inc. (K)	3,775	52,699
Nu Skin Enterprises, Inc., Class A	600	28,716
NuVasive, Inc. (K)	550	31,235
NVIDIA Corp.	7,508	1,348,136
NVR, Inc. (K)	65	179,855
O’Reilly Automotive, Inc. (K)	2,222	862,803
Oasis Petroleum, Inc. (K)	3,200	19,328
Occidental Petroleum Corp.	7,870	520,994
Oceaneering International, Inc. (K)	1,225	19,318
Office Depot, Inc.	16,875	61,256
OGE Energy Corp.	4,250	183,260
Oil States International, Inc. (K)	750	12,720
Old Dominion Freight Line, Inc.	2,434	351,445
Old Republic International Corp.	6,350	132,842
Omega Healthcare Investors, Inc., REIT	2,400	91,560
Omnicell, Inc. (K)	475	38,399
ONEOK, Inc.	5,942	414,989
Opus Bank	225	4,455
Oracle Corp.	24,178	1,298,600
OraSure Technologies, Inc. (K)	625	6,969
Orion Group Holdings, Inc. (K)	1,825	5,329
Orthofix Medical, Inc. (K)	550	31,026
Oshkosh Corp.	4,396	330,271
OSI Systems, Inc. (K)	200	17,520
Owens & Minor, Inc.	6,114	25,067
Owens-Illinois, Inc.	2,725	51,720
PACCAR, Inc.	7,682	523,451
Pacific Premier Bancorp, Inc.	2,600	68,978
Packaging Corp. of America	607	60,324
PacWest Bancorp	1,400	52,654
Palo Alto Networks, Inc. (K)	1,745	423,826
Par Pacific Holdings, Inc. (K)	2,550	45,415
Parker-Hannifin Corp.	2,013	345,471
Parsley Energy, Inc., Class A (K)	2,691	51,936
Patrick Industries, Inc. (K)	300	13,596
Patterson Cos., Inc.	2,325	50,801
Patterson-UTI Energy, Inc.	2,550	35,751
PayPal Holdings, Inc. (K)	17,356	1,802,247
PBF Energy, Inc., Class A	3,050	94,977
PDC Energy, Inc. (K)	725	29,493
Pebblebrook Hotel Trust, REIT	629	19,537

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Penn National Gaming, Inc. (K)	975	$ 19,598
PepsiCo, Inc.	6,371	780,766
Perficient, Inc. (K)	1,800	49,302
Perspecta, Inc.	6,700	135,474
Pfizer, Inc.	35,458	1,505,901
PGT Innovations, Inc. (K)	500	6,925
Philip Morris International, Inc.	13,966	1,234,455
Phillips 66	547	52,058
Photronics, Inc. (K)	675	6,379
Pinnacle Financial Partners, Inc.	850	46,495
Pioneer Energy Services Corp. (K)	825	1,460
Pioneer Natural Resources Co.	4,190	638,053
Piper Jaffray Cos.	325	23,670
Pitney Bowes, Inc.	2,050	14,084
Plexus Corp. (K)	400	24,380
PNM Resources, Inc.	950	44,973
Polaris Industries, Inc.	650	54,879
PolyOne Corp.	950	27,845
Pool Corp.	32	5,279
Post Holdings, Inc. (K)	1,300	142,220
PotlatchDeltic Corp.	1,465	55,362
PRA Health Sciences, Inc. (K)	675	74,446
Primerica, Inc.	500	61,075
Procter & Gamble Co.	5,576	580,183
Progress Software Corp.	550	24,404
Progressive Corp.	7,536	543,270
Prologis, Inc., REIT	6,606	475,302
ProPetro Holding Corp. (K)	3,025	68,183
Prudential Financial, Inc.	2,175	199,839
PS Business Parks, Inc., REIT	250	39,208
PTC, Inc. (K)	450	41,481
Public Service Enterprise Group, Inc.	1,321	78,481
Public Storage, REIT	499	108,672
PVH Corp.	2,610	318,289
QEP Resources, Inc. (K)	2,600	20,254
Qualys, Inc. (K)	375	31,028
QuinStreet, Inc. (K)	1,525	20,420
R.R. Donnelley & Sons Co.	2,183	10,304
Rambus, Inc. (K)	3,875	40,494
Range Resources Corp. (E)	2,375	26,695
Raven Industries, Inc.	375	14,389
Rayonier Advanced Materials, Inc.	1,000	13,560
Rayonier, Inc., REIT	1,550	48,856
Red Robin Gourmet Burgers, Inc. (K)	150	4,322
Regal Beloit Corp.	1,525	124,852
Regeneron Pharmaceuticals, Inc. (K)	504	206,952
REGENXBIO, Inc. (K)	1,000	57,310
Reinsurance Group of America, Inc.	750	106,485
Reliance Steel & Aluminum Co.	1,425	128,620
Renewable Energy Group, Inc. (E) (K)	1,675	36,783
Rent-A-Center, Inc. (K)	2,925	61,045
Resources Connection, Inc.	1,350	22,329
Revance Therapeutics, Inc. (K)	4,471	70,463
REX American Resources Corp. (K)	75	6,046
RH (E) (K)	225	23,164
Ross Stores, Inc.	16,697	1,554,491
Rowan Cos. PLC, Class A (K)	1,375	14,836
Royal Caribbean Cruises, Ltd.	985	112,901
Royal Gold, Inc.	150	13,640
RPM International, Inc.	2,452	142,314
Rudolph Technologies, Inc. (K)	2,175	49,590
S&P Global, Inc.	2,324	489,318
Sabra Health Care, Inc., REIT	1,491	29,030
Sabre Corp.	5,975	127,805
Safety Insurance Group, Inc.	150	13,071
Sage Therapeutics, Inc. (K)	870	138,373
SailPoint Technologies Holding, Inc. (K)	7,650	219,708

The notes are an integral part of this report. Transamerica Series Trust	Page 34

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
salesforce.com, Inc. (K)	11,955	$ 1,893,313
Sally Beauty Holdings, Inc. (E) (K)	1,525	28,075
Sanderson Farms, Inc.	225	29,664
Sanmina Corp. (K)	3,300	95,205
Saul Centers, Inc., REIT	125	6,421
ScanSource, Inc. (K)	1,050	37,611
Schweitzer-Mauduit International, Inc.	2,000	77,440
Science Applications International Corp.	588	45,247
Scotts Miracle-Gro Co.	475	37,326
SEI Investments Co.	1,550	80,987
Select Medical Holdings Corp. (K)	2,350	33,112
Selective Insurance Group, Inc.	600	37,968
Sempra Energy	2,723	342,717
Semtech Corp. (K)	800	40,728
Seneca Foods Corp., Class A (K)	350	8,610
Senior Housing Properties Trust, REIT	2,750	32,395
ServiceNow, Inc. (K)	2,148	529,461
Signature Bank	1,175	150,482
Signet Jewelers, Ltd.	725	19,691
Silgan Holdings, Inc.	2,525	74,816
Skechers U.S.A., Inc., Class A (K)	1,575	52,936
SkyWest, Inc.	975	52,933
SLM Corp.	5,000	49,550
SM Energy Co.	1,225	21,425
SMART Global Holdings, Inc. (K)	1,525	29,280
Snap-on, Inc.	2,141	335,109
Sonoco Products Co.	700	43,071
Southwest Airlines Co.	2,151	111,658
Southwest Gas Holdings, Inc.	575	47,299
Southwestern Energy Co. (K)	5,775	27,085
Spark Therapeutics, Inc. (K)	498	56,712
SpartanNash Co.	1,900	30,153
Spectrum Pharmaceuticals, Inc. (K)	4,325	46,234
Spire, Inc.	625	51,431
Splunk, Inc. (K)	2,561	319,101
Spok Holdings, Inc.	1,000	13,620
Sprouts Farmers Market, Inc. (K)	225	4,847
SPS Commerce, Inc. (K)	225	23,864
SPX Corp. (K)	425	14,786
SPX FLOW, Inc. (K)	500	15,950
SRC Energy, Inc. (K)	2,950	15,104
Stamps.com, Inc. (K)	175	14,247
Standex International Corp.	150	11,010
Stanley Black & Decker, Inc.	5,508	750,024
Steel Dynamics, Inc.	4,575	161,360
Stepan Co.	775	67,828
Steven Madden, Ltd.	950	32,148
Stewart Information Services Corp.	275	11,740
Stifel Financial Corp.	1,725	91,011
Strategic Education, Inc.	271	35,585
Summit Hotel Properties, Inc., REIT	1,225	13,977
SunCoke Energy, Inc. (K)	750	6,368
SunTrust Banks, Inc.	8,701	515,534
Sykes Enterprises, Inc. (K)	2,325	65,751
Synaptics, Inc. (K)	400	15,900
Syneos Health, Inc. (K)	625	32,350
SYNNEX Corp.	625	59,619
Synopsys, Inc. (K)	1,845	212,452
Synovus Financial Corp.	1,325	45,527
T-Mobile US, Inc. (K)	4,980	344,118
Tailored Brands, Inc. (E)	525	4,116
Take-Two Interactive Software, Inc. (K)	4,367	412,114
Taubman Centers, Inc., REIT	750	39,660
TCF Financial Corp.	6,550	135,519
TD Ameritrade Holding Corp.	11,759	587,832
Tech Data Corp. (K)	1,525	156,175
TEGNA, Inc.	6,525	92,002

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Teladoc Health, Inc. (E) (K)	5,575	$ 309,970
Teledyne Technologies, Inc. (K)	425	100,729
Telephone & Data Systems, Inc.	2,425	74,520
Tenet Healthcare Corp. (K)	1,500	43,260
Teradata Corp. (K)	1,850	80,752
Teradyne, Inc.	5,948	236,968
Terex Corp.	2,075	66,670
Tesla, Inc. (K)	908	254,113
Tetra Tech, Inc.	1,950	116,200
TETRA Technologies, Inc. (K)	1,550	3,627
Texas Capital Bancshares, Inc. (K)	600	32,754
Texas Instruments, Inc.	13,989	1,483,813
Texas Roadhouse, Inc.	775	48,197
TherapeuticsMD, Inc. (E) (K)	24,651	120,050
Thermo Fisher Scientific, Inc.	1,786	488,864
Thor Industries, Inc.	1,325	82,640
Timken Co.	2,425	105,778
TiVo Corp.	2,225	20,737
TJX Cos., Inc.	3,139	167,026
Toll Brothers, Inc.	3,550	128,510
TopBuild Corp. (K)	425	27,549
Toro Co.	900	61,956
Tractor Supply Co.	4,180	408,637
Transocean, Ltd. (K)	5,925	51,607
TreeHouse Foods, Inc. (K)	1,625	104,894
TRI Pointe Group, Inc. (K)	1,750	22,120
Trimble, Inc. (K)	2,300	92,920
Triumph Group, Inc.	525	10,007
TrueBlue, Inc. (K)	2,550	60,282
TrustCo Bank Corp.	4,875	37,830
Trustmark Corp.	725	24,382
TTM Technologies, Inc. (K)	1,000	11,730
Tupperware Brands Corp.	1,750	44,765
Tyler Technologies, Inc. (K)	300	61,320
U.S. Steel Corp.	2,100	40,929
UGI Corp.	4,150	229,993
Ultimate Software Group, Inc. (K)	375	123,799
Ultra Clean Holdings, Inc. (K)	925	9,574
UMB Financial Corp.	425	27,217
Umpqua Holdings Corp.	6,225	102,712
UniFirst Corp.	200	30,700
Union Pacific Corp.	7,327	1,225,074
Unisys Corp. (K)	3,375	39,386
Unit Corp. (K)	650	9,256
United Community Banks, Inc.	3,150	78,529
United Continental Holdings, Inc. (K)	1,122	89,513
United Insurance Holdings Corp.	1,125	17,888
United Natural Foods, Inc. (K)	600	7,932
United Technologies Corp.	6,534	842,167
United Therapeutics Corp. (K)	525	61,619
UnitedHealth Group, Inc.	10,561	2,611,313
Uniti Group, Inc., REIT (E)	625	6,994
Universal Corp.	250	14,408
Universal Display Corp.	325	49,676
Universal Forest Products, Inc.	1,700	50,813
Universal Insurance Holdings, Inc.	425	13,175
Urban Edge Properties, REIT	1,975	37,525
Urban Outfitters, Inc. (K)	1,725	51,129
Urstadt Biddle Properties, Inc., Class A, REIT	375	7,740
US Concrete, Inc. (E) (K)	150	6,213
Valley National Bancorp	3,800	36,404
Valmont Industries, Inc.	250	32,525
Valvoline, Inc.	2,300	42,688
Varex Imaging Corp. (K)	450	15,246
Veeco Instruments, Inc. (K)	83	900
Veeva Systems, Inc., Class A (K)	2,472	313,598

The notes are an integral part of this report. Transamerica Series Trust	Page 35

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Ventas, Inc., REIT	2,610	$ 166,544
Veritex Holdings, Inc.	221	5,353
Veritiv Corp. (K)	800	21,056
Verizon Communications, Inc.	20,144	1,191,115
Versum Materials, Inc.	1,300	65,403
Vertex Pharmaceuticals, Inc. (K)	4,486	825,200
Viad Corp.	600	33,774
Viavi Solutions, Inc. (K)	2,550	31,569
Virtusa Corp. (K)	300	16,035
Visa, Inc., Class A	14,173	2,213,681
Vishay Intertechnology, Inc.	3,100	57,257
Vonage Holdings Corp. (K)	7,325	73,543
Vornado Realty Trust, REIT	4,809	324,319
Vulcan Materials Co.	2,460	291,264
Wabash National Corp.	4,450	60,297
WageWorks, Inc. (K)	1,375	51,920
Walker & Dunlop, Inc.	850	43,273
Walt Disney Co.	6,651	738,461
Waste Connections, Inc.	11,637	1,030,922
Watsco, Inc.	375	53,704
Watts Water Technologies, Inc., Class A	325	26,267
Wayfair, Inc., Class A (K)	1,466	217,628
Webster Financial Corp.	1,075	54,470
Weingarten Realty Investors, REIT	500	14,685
Wells Fargo & Co.	23,769	1,148,518
Wendy’s Co.	2,200	39,358
West Pharmaceutical Services, Inc.	875	96,425
WestRock Co.	6,354	243,676
WEX, Inc. (K)	475	91,195
Williams-Sonoma, Inc. (E)	875	49,236
Winnebago Industries, Inc.	350	10,903
Wintrust Financial Corp.	1,550	104,361
Wolverine World Wide, Inc.	1,150	41,089
Woodward, Inc.	675	64,051
Workday, Inc., Class A (K)	211	40,691
World Fuel Services Corp.	800	23,112
World Wrestling Entertainment, Inc., Class A	475	41,220
Worthington Industries, Inc.	1,325	49,449
WPX Energy, Inc. (K)	5,975	78,332
WR Berkley Corp.	1,000	84,720
WW Grainger, Inc.	900	270,837
Wyndham Destinations, Inc.	2,850	115,396
Xcel Energy, Inc.	12,195	685,481
Xilinx, Inc.	3,240	410,800
Yelp, Inc. (K)	875	30,188
Yum! Brands, Inc.	7,053	703,960
Zebra Technologies Corp., Class A (K)	2,340	490,300
Zimmer Biomet Holdings, Inc.	6,858	875,767
Zoetis, Inc.	607	61,107
Zumiez, Inc. (K)	975	24,268

		173,876,336

Total Common Stocks (Cost $265,453,999)		391,572,174

CONTINGENT VALUE RIGHT - 0.0%
United States - 0.0%
A. Schulman, Inc. (C) (D) (L)	1,325	0

Total Contingent Value Right (Cost $574)		0

	Shares	Value
PREFERRED STOCKS - 0.1%
Brazil - 0.1%
Banco Bradesco SA,
2.66% (M)	19,643	$ 215,427
Gerdau SA,
2.83% (M)	28,306	109,454
Itau Unibanco Holding SA,
4.20% (M)	35,482	312,014
Petroleo Brasileiro SA,
3.08% (M)	55,289	396,238
Telefonica Brasil SA,
9.14% (M)	11,027	133,777

		1,166,910

Germany - 0.0% (F)
Henkel AG & Co. KGaA,
1.98% (M)	4,736	483,447

Total Preferred Stocks (Cost $1,816,442)		1,650,357

EXCHANGE-TRADED FUND - 0.2%
United States - 0.2%
iShares MSCI India ETF	90,468	3,188,997

Total Exchange-Traded Fund (Cost $3,189,413)		3,188,997

INVESTMENT COMPANIES - 4.2%
United States - 4.2%
JPMorgan High Yield Fund	2,857,559	20,517,274
JPMorgan Value Advantage Fund	1,177,380	40,443,003

Total Investment Companies (Cost $55,822,927)		60,960,277

	Principal	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (M)	8,447,117	8,447,117

Total Other Investment Company (Cost $8,447,117)		8,447,117

REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.45% (M), dated 03/29/2019, to be repurchased at $16,547,502 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $16,879,970.	$ 16,545,503	16,545,503

Total Repurchase Agreement (Cost $16,545,503)		16,545,503

Total Investments (Cost $1,319,046,711)		1,462,486,638
Net Other Assets (Liabilities) - (0.1)%		(1,648,673)

Net Assets - 100.0%		$ 1,460,837,965

The notes are an integral part of this report. Transamerica Series Trust	Page 36

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Year Australia Treasury Bond	Long	209	06/17/2019	$16,778,193	$16,864,535	$86,342	$—
10-Year Australia Treasury Bond	Long	140	06/17/2019	13,517,846	13,773,485	255,639	—
10-Year Canada Government Bond	Short	(131)	06/19/2019	(13,503,175)	(13,629,842)	—	(126,667)
10-Year U.S. Treasury Note	Long	966	06/19/2019	118,298,499	119,995,089	1,696,590	—
E-Mini Russell 2000® Index	Long	3	06/21/2019	227,754	231,570	3,816	—
EURO STOXX 50® Index	Long	31	06/21/2019	1,121,316	1,137,814	16,498	—
EURO STOXX 50® Index	Short	(373)	06/21/2019	(13,453,667)	(13,690,246)	—	(236,579)
FTSE 100 Index	Long	8	06/21/2019	737,404	751,409	14,005	—
MSCI EAFE Index	Long	21	06/21/2019	1,918,128	1,959,720	41,592	—
MSCI Emerging Markets Index	Long	129	06/21/2019	6,909,602	6,820,230	—	(89,372)
S&P 500® E-Mini Index	Long	87	06/21/2019	12,333,012	12,344,430	11,418	—
S&P Midcap 400® E-Mini Index	Long	2	06/21/2019	374,134	380,200	6,066	—
S&P/ASX 200 Index	Long	16	06/20/2019	1,756,115	1,752,687	—	(3,428)
S&P/ASX 200 Index	Short	(108)	06/20/2019	(11,849,673)	(11,830,636)	19,037	—
S&P/TSX 60 Index	Long	36	06/20/2019	5,113,676	5,156,673	42,997	—
TOPIX Index	Long	6	06/13/2019	870,185	861,861	—	(8,324)
U.K. Gilt	Short	(81)	06/26/2019	(13,381,226)	(13,648,331)	—	(267,105)

Total						$2,194,000	$(731,475)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	24.8%	$ 362,451,202
U.S. Government Obligations	14.0	204,119,637
Asset-Backed Securities	9.7	142,117,998
Banks	4.9	72,297,466
Mortgage-Backed Securities	4.5	66,406,991
Food & Staples Retailing	2.9	42,445,898
U.S. Equity Funds	2.8	40,443,003
Capital Markets	2.3	33,146,903
Oil, Gas & Consumable Fuels	2.1	30,347,327
Equity Real Estate Investment Trusts	2.0	29,630,657
U.S. Fixed Income Funds	1.4	20,517,274
Specialty Retail	1.4	19,910,549
Software	1.4	19,883,153
Insurance	1.3	19,141,242
Pharmaceuticals	1.2	17,803,421
Electric Utilities	1.2	17,450,061
Health Care Providers & Services	1.0	15,183,329
Metals & Mining	1.0	14,258,277
Wireless Telecommunication Services	0.9	13,802,016
Semiconductors & Semiconductor Equipment	0.9	12,874,844
IT Services	0.9	12,496,493
Technology Hardware, Storage & Peripherals	0.8	12,173,507
Media	0.8	11,092,994
Internet & Direct Marketing Retail	0.7	10,829,785
Diversified Telecommunication Services	0.7	10,591,337
Airlines	0.7	9,983,007
Diversified Financial Services	0.7	9,731,966
Interactive Media & Services	0.6	9,561,235
Chemicals	0.6	9,232,609
Beverages	0.6	8,820,630
Machinery	0.6	8,485,265
Foreign Government Obligations	0.6	8,283,320
Aerospace & Defense	0.5	6,998,106
Food Products	0.5	6,796,101
Road & Rail	0.5	6,703,036
Health Care Equipment & Supplies	0.4	6,554,178
Entertainment	0.4	6,068,744
Biotechnology	0.4	5,831,649

The notes are an integral part of this report. Transamerica Series Trust	Page 37

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Consumer Finance	0.4%		$ 5,199,754
Paper & Forest Products	0.3		4,869,788
Automobiles	0.3		4,609,710
Hotels, Restaurants & Leisure	0.3		3,959,223
Electronic Equipment, Instruments & Components	0.3		3,948,489
Tobacco	0.2		3,533,671
Industrial Conglomerates	0.2		3,513,934
Trading Companies & Distributors	0.2		3,508,626
Electrical Equipment	0.2		3,369,203
International Equity Funds	0.2		3,188,997
Multi-Utilities	0.2		3,103,154
Textiles, Apparel & Luxury Goods	0.2		2,937,269
Commercial Services & Supplies	0.2		2,896,044
Building Products	0.2		2,637,166
Gas Utilities	0.2		2,475,580
Household Durables	0.2		2,473,292
Real Estate Management & Development	0.2		2,469,721
Diversified Consumer Services	0.2		2,432,310
Containers & Packaging	0.1		2,245,308
Personal Products	0.1		2,108,506
Auto Components	0.1		2,036,592
Life Sciences Tools & Services	0.1		1,920,869
Communications Equipment	0.1		1,660,475
Construction Materials	0.1		1,573,046
Household Products	0.1		1,522,384
Energy Equipment & Services	0.1		1,452,584
Air Freight & Logistics	0.1		1,055,177
Multiline Retail	0.1		1,034,008
Professional Services	0.1		931,754
Transportation Infrastructure	0.1		909,096
Health Care Technology	0.1		878,124
Construction & Engineering	0.1		771,052
Municipal Government Obligations	0.0	(F)	613,993
Independent Power & Renewable Electricity Producers	0.0	(F)	398,037
Water Utilities	0.0	(F)	360,323
Thrifts & Mortgage Finance	0.0	(F)	174,849
Leisure Products	0.0	(F)	127,687
Distributors	0.0	(F)	72,113
Mortgage Real Estate Investment Trusts	0.0	(F)	37,953
Marine	0.0	(F)	18,947

Investments	98.3		1,437,494,018
Short-Term Investments	1.7		24,992,620

Total Investments	100.0%		$ 1,462,486,638

The notes are an integral part of this report. Transamerica Series Trust	Page 38

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$141,173,951	$944,047	$142,117,998
Corporate Debt Securities	—	196,121,906	7,166	196,129,072
Foreign Government Obligations	—	8,283,320	—	8,283,320
Mortgage-Backed Securities	—	66,406,991	—	66,406,991
Municipal Government Obligations	—	613,993	—	613,993
U.S. Government Agency Obligations	—	362,451,202	—	362,451,202
U.S. Government Obligations	—	204,119,637	—	204,119,637
Common Stocks	311,542,799	80,029,375	—	391,572,174
Contingent Value Right	—	—	0	0
Preferred Stocks	1,166,910	483,447	—	1,650,357
Exchange-Traded Fund	3,188,997	—	—	3,188,997
Investment Companies	60,960,277	—	—	60,960,277
Other Investment Company	8,447,117	—	—	8,447,117
Repurchase Agreement	—	16,545,503	—	16,545,503

Total Investments	$385,306,100	$1,076,229,325	$951,213	$1,462,486,638

Other Financial Instruments
Futures Contracts (P)	$2,194,000	$—	$—	$2,194,000

Total Other Financial Instruments	$2,194,000	$—	$—	$2,194,000

LIABILITIES
Other Financial Instruments
Futures Contracts (P)	$(731,475)	$—	$—	$(731,475)

Total Other Financial Instruments	$(731,475)	$—	$—	$(731,475)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $160,424,287, representing 11.0% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2019, the total value of securities is $951,213, representing 0.1% of the Portfolio’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,164,605. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of March 31, 2019; the maturity dates disclosed are the ultimate maturity dates.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $7,556,825.
(K)	Non-income producing securities.
(L)	Security deemed worthless.
(M)	Rates disclosed reflect the yields at March 31, 2019.
(N)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Portfolio.
(P)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CMT	Constant Maturity Treasury
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average

The notes are an integral part of this report. Transamerica Series Trust	Page 39

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 40

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Fund - 4.9%
iShares MSCI EAFE ETF	835,522	$ 54,191,957

U.S. Equity Funds - 43.9%
iShares Core S&P 500 ETF	1,224,315	348,391,076
SPDR S&P 500 ETF Trust	307,992	87,001,580
Vanguard Small-Cap ETF (A)	348,896	53,311,309

		488,703,965

U.S. Fixed Income Funds - 50.4%
iShares 20+ Year Treasury Bond ETF (A)	857,032	108,363,126
iShares Core U.S. Aggregate Bond ETF	819,590	89,392,682
Vanguard Total Bond Market ETF	4,470,773	362,937,352

		560,693,160

Total Exchange-Traded Funds (Cost $1,005,470,171)		1,103,589,082

OTHER INVESTMENT COMPANY - 7.5%
Securities Lending Collateral - 7.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (B)	83,496,081	83,496,081

Total Other Investment Company (Cost $83,496,081)		83,496,081

	Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 1.45% (B), dated 03/29/2019, to be repurchased at $3,081,018 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $3,142,626.

	$ 3,080,645	$ 3,080,645

Total Repurchase Agreement (Cost $3,080,645)		3,080,645

Total Investments Excluding Purchased Options (Cost $1,092,046,897)		1,190,165,808
Total Purchased Options - 0.6% (Cost $7,880,033)		6,971,755

Total Investments (Cost $1,099,926,930)		1,197,137,563
Net Other Assets (Liabilities) - (7.6)%		(84,129,237)

Net Assets - 100.0%		$ 1,113,008,326

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,100.00	06/19/2020	USD	7,936,320	28	$194,124	$98,420
Put - S&P 500® Index	USD	2,150.00	06/19/2020	USD	7,369,440	26	201,838	103,610
Put - S&P 500® Index	USD	2,200.00	06/19/2020	USD	6,519,120	23	199,414	103,615
Put - S&P 500® Index	USD	2,250.00	06/19/2020	USD	15,022,320	53	401,381	268,975
Put - S&P 500® Index	USD	2,300.00	06/19/2020	USD	81,063,840	286	1,777,140	1,663,090
Put - S&P 500® Index	USD	2,350.00	06/19/2020	USD	72,560,640	256	1,783,682	1,642,240
Put - S&P 500® Index	USD	2,400.00	06/19/2020	USD	64,907,760	229	1,783,173	1,647,655
Put - S&P 500® Index	USD	2,475.00	06/19/2020	USD	48,184,800	170	1,539,281	1,444,150

Total							$7,880,033	$6,971,755

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,103,589,082	$—	$—	$1,103,589,082
Other Investment Company	83,496,081	—	—	83,496,081
Repurchase Agreement	—	3,080,645	—	3,080,645
Exchange-Traded Options Purchased	6,971,755	—	—	6,971,755

Total Investments	$1,194,056,918	$3,080,645	$—	$1,197,137,563

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $81,834,541. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
International Equity Fund - 6.9%
iShares MSCI EAFE ETF	527,315	$ 34,201,651

U.S. Equity Funds - 61.8%
iShares Core S&P 500 ETF	772,205	219,738,655
SPDR S&P 500 ETF Trust	194,717	55,003,658
Vanguard Small-Cap ETF	221,718	33,878,510

		308,620,823

U.S. Fixed Income Funds - 30.2%
iShares 20+ Year Treasury Bond ETF (A)	231,114	29,222,054
iShares Core U.S. Aggregate Bond ETF	222,749	24,295,233
Vanguard Total Bond Market ETF	1,196,408	97,124,402

		150,641,689

Total Exchange-Traded Funds (Cost $447,031,019)		493,464,163

OTHER INVESTMENT COMPANY - 3.6%
Securities Lending Collateral - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (B)	18,189,258	18,189,258

Total Other Investment Company (Cost $18,189,258)		18,189,258

	Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 1.45% (B), dated 03/29/2019, to be repurchased at $1,458,932 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $1,492,620.

	$ 1,458,756	$ 1,458,756

Total Repurchase Agreement (Cost $1,458,756)		1,458,756

Total Investments Excluding Purchased Options (Cost $466,679,033)		513,112,177
Total Purchased Options - 0.9% (Cost $5,041,004)		4,462,680

Total Investments (Cost $471,720,037)		517,574,857
Net Other Assets (Liabilities) - (3.7)%		(18,355,787)

Net Assets - 100.0%		$ 499,219,070

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,100.00	06/19/2020	USD	4,818,480	17	$117,861	$59,755
Put - S&P 500® Index	USD	2,150.00	06/19/2020	USD	4,251,600	15	116,445	59,775
Put - S&P 500® Index	USD	2,200.00	06/19/2020	USD	4,251,600	15	130,053	67,575
Put - S&P 500® Index	USD	2,250.00	06/19/2020	USD	9,636,960	34	261,260	172,550
Put - S&P 500® Index	USD	2,300.00	06/19/2020	USD	51,586,080	182	1,133,404	1,058,330
Put - S&P 500® Index	USD	2,350.00	06/19/2020	USD	46,767,600	165	1,148,105	1,058,475
Put - S&P 500® Index	USD	2,400.00	06/19/2020	USD	41,098,800	145	1,129,680	1,043,275
Put - S&P 500® Index	USD	2,475.00	06/19/2020	USD	31,461,840	111	1,004,196	942,945

Total							$5,041,004	$4,462,680

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$493,464,163	$—	$—	$493,464,163
Other Investment Company	18,189,258	—	—	18,189,258
Repurchase Agreement	—	1,458,756	—	1,458,756
Exchange-Traded Options Purchased	4,462,680	—	—	4,462,680

Total Investments	$516,116,101	$1,458,756	$—	$517,574,857

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $17,828,293. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 1.6%
Textron, Inc.	1,730	$ 87,642

Auto Components - 1.7%
Goodyear Tire & Rubber Co.	5,054	91,730

Automobiles - 3.5%
General Motors Co.	5,101	189,247

Banks - 12.1%
Bank of America Corp.	7,270	200,579
Citigroup, Inc.	2,949	183,487
JPMorgan Chase & Co.	2,614	264,615

		648,681

Beverages - 1.6%
Cott Corp.	5,975	87,295

Chemicals - 6.2%
DowDuPont, Inc.	6,259	333,667

Communications Equipment - 5.9%
CommScope Holding Co., Inc. (A)	6,860	149,068
Nokia OYJ, ADR	29,809	170,507

		319,575

Containers & Packaging - 0.3%
WestRock Co.	468	17,948

Diversified Telecommunication Services - 4.7%
AT&T, Inc.	7,967	249,845

Electric Utilities - 0.9%
Evergy, Inc.	850	49,343

Electrical Equipment - 3.8%
Eaton Corp. PLC	1,502	121,001
Emerson Electric Co.	1,191	81,548

		202,549

Food & Staples Retailing - 3.5%
Walmart, Inc.	1,944	189,598

Food Products - 5.0%
Kraft Heinz Co.	4,319	141,015
TreeHouse Foods, Inc. (A)	1,992	128,584

		269,599

Health Care Providers & Services - 4.9%
Cigna Corp. (A)	441	70,922
Quest Diagnostics, Inc.	2,119	190,540

		261,462

Hotels, Restaurants & Leisure - 0.0% (B)
Royal Caribbean Cruises, Ltd.	9	1,032

Insurance - 8.1%
American International Group, Inc.	7,145	307,664
Lincoln National Corp.	2,203	129,316

		436,980

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 3.8%
Bio-Rad Laboratories, Inc., Class A (A)	540	$ 165,067
Fluidigm Corp. (A) (C)	3,019	40,123

		205,190

Machinery - 1.0%
Wabtec Corp.	747	55,069

Multi-Utilities - 3.6%
CenterPoint Energy, Inc.	6,229	191,230

Oil, Gas & Consumable Fuels - 8.4%
EOG Resources, Inc.	1,178	112,122
Exxon Mobil Corp.	1,344	108,595
Occidental Petroleum Corp.	3,485	230,707

		451,424

Pharmaceuticals - 8.2%
Johnson & Johnson	1,105	154,468
Pfizer, Inc.	6,722	285,483

		439,951

Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	2,890	155,193

Specialty Retail - 2.3%
Lowe’s Cos., Inc.	1,120	122,607

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	758	143,982

Total Common Stocks (Cost $5,098,327)		5,200,839

Total Investments (Cost $5,098,327)		5,200,839
Net Other Assets (Liabilities) - 3.3%		175,349

Net Assets - 100.0%		$ 5,376,188

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$5,200,839	$—	$—	$5,200,839

Total Investments	$5,200,839	$—	$—	$5,200,839

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Restricted security. At March 31, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Fluidigm Corp.	11/29/2017 - 12/24/2018	$20,665	$40,123	0.7%

(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 9.6%
International Equity Fund - 5.5%
Vanguard FTSE All-World ex-US ETF	110,527	$ 5,542,929

U.S. Fixed Income Fund - 4.1%
iShares 20+ Year Treasury Bond ETF	33,190	4,196,544

Total Exchange-Traded Funds (Cost $9,432,466)		9,739,473

INVESTMENT COMPANIES - 89.3%
International Equity Funds - 6.3%
Transamerica International Equity (A)	180,884	3,042,470
Transamerica International Growth (A)	488,324	3,388,969

		6,431,439

International Fixed Income Fund - 2.3%
Transamerica Inflation Opportunities (A)	240,194	2,401,942

U.S. Equity Funds - 37.4%
Madison Dividend Income Fund	299,517	7,781,460
Madison Investors Fund	495,859	10,784,940
Madison Mid Cap Fund	452,086	4,629,363
Transamerica JPMorgan Enhanced Index VP (A)	5,282	115,458
Transamerica Large Cap Value (A)	358,766	4,032,525
Transamerica Small/Mid Cap Value VP (A)	13,223	255,868
Transamerica WMC US Growth VP (A)	331,852	10,479,899

		38,079,513

U.S. Fixed Income Funds - 43.3%
Madison Core Bond Fund	1,403,610	13,867,669
Transamerica Core Bond (A)	1,937,542	19,104,166
Transamerica Short-Term Bond (A)	1,115,227	11,118,814

		44,090,649

Total Investment Companies (Cost $90,897,011)		91,003,543

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.45% (B), dated 03/29/2019, to be repurchased at $1,223,689 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $1,248,927.	$ 1,223,541	1,223,541

Total Repurchase Agreement (Cost $1,223,541)		1,223,541

Total Investments (Cost $101,553,018)		101,966,557
Net Other Assets (Liabilities) - (0.1)%		(64,582)

Net Assets - 100.0%		$ 101,901,975

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$9,739,473	$—	$—	$9,739,473
Investment Companies	91,003,543	—	—	91,003,543
Repurchase Agreement	—	1,223,541	—	1,223,541

Total Investments	$100,743,016	$1,223,541	$—	$101,966,557

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$16,723,196	$1,982,255	$—	$—	$398,715	$19,104,166	1,937,542	$132,255	$—
Transamerica Inflation Opportunities	3,032,071	—	(725,176)	(20,499)	115,546	2,401,942	240,194	—	—
Transamerica International Equity	4,047,318	250,000	(1,536,936)	(239,875)	521,963	3,042,470	180,884	—	—
Transamerica International Growth	4,110,598	250,000	(1,391,887)	(521,072)	941,330	3,388,969	488,324	—	—
Transamerica JPMorgan Enhanced Index VP	101,937	—	—	—	13,521	115,458	5,282	—	—
Transamerica Large Cap Value	3,340,614	868,782	(650,978)	(70,949)	545,056	4,032,525	358,766	18,782	—
Transamerica Short-Term Bond	12,594,254	84,886	(1,699,798)	(25,345)	164,817	11,118,814	1,115,227	84,886	—
Transamerica Small/Mid Cap Value VP	470,423	—	(272,716)	(22,263)	80,424	255,868	13,223	—	—
Transamerica WMC US Growth VP	9,127,191	625,000	(766,677)	33,632	1,460,753	10,479,899	331,852	—	—

Total	$53,547,602	$4,060,923	$(7,044,168)	$(866,371)	$4,242,125	$53,940,111	4,671,294	$235,923	$—

(B)	Rate disclosed reflects the yield at March 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 9.6%
International Equity Fund - 4.4%
Vanguard FTSE All-World ex-US ETF	56,473	$ 2,832,121

U.S. Fixed Income Fund - 5.2%
iShares 20+ Year Treasury Bond ETF	26,028	3,290,980

Total Exchange-Traded Funds (Cost $5,955,666)		6,123,101

INVESTMENT COMPANIES - 89.4%
International Equity Funds - 2.1%
Transamerica International Equity (A)	38,918	654,603
Transamerica International Growth (A)	95,370	661,869

		1,316,472

International Fixed Income Fund - 5.1%
Transamerica Inflation Opportunities (A)	324,122	3,241,219

U.S. Equity Funds - 22.4%
Madison Dividend Income Fund	146,143	3,796,786
Madison Investors Fund	210,879	4,586,625
Madison Mid Cap Fund	94,763	970,375
Transamerica Large Cap Value (A)	85,621	962,379
Transamerica Small/Mid Cap Value VP (A)	3,043	58,890
Transamerica WMC US Growth VP (A)	125,214	3,954,245

		14,329,300

U.S. Fixed Income Funds - 59.8%
Madison Core Bond Fund	1,230,597	12,158,301
Transamerica Core Bond (A)	1,488,625	14,677,844
Transamerica Short-Term Bond (A)	1,141,569	11,381,440

		38,217,585

Total Investment Companies (Cost $57,258,847)		57,104,576

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.45% (B), dated 03/29/2019, to be repurchased at $698,552 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $715,849.	$ 698,467	698,467

Total Repurchase Agreement (Cost $698,467)		698,467

Total Investments (Cost $63,912,980)		63,926,144
Net Other Assets (Liabilities) - (0.1)%		(35,677)

Net Assets - 100.0%		$ 63,890,467

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,123,101	$—	$—	$6,123,101
Investment Companies	57,104,576	—	—	57,104,576
Repurchase Agreement	—	698,467	—	698,467

Total Investments	$63,227,677	$698,467	$—	$63,926,144

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$13,188,643	$1,353,371	$(175,000)	$(6,128)	$316,958	$14,677,844	1,488,625	$103,370	$—
Transamerica Inflation Opportunities	4,114,038	—	(999,748)	(34,161)	161,090	3,241,219	324,122	—	—
Transamerica International Equity	1,139,867	—	(550,511)	(83,365)	148,612	654,603	38,918	—	—
Transamerica International Growth	1,131,190	—	(564,600)	(210,518)	305,797	661,869	95,370	—	—
Transamerica Large Cap Value	618,285	514,482	(273,056)	(35,349)	138,017	962,379	85,621	2,958	—
Transamerica Short-Term Bond	12,284,892	259,163	(1,300,304)	(16,634)	154,323	11,381,440	1,141,569	84,164	—
Transamerica Small/Mid Cap Value VP	140,864	—	(99,170)	(8,096)	25,292	58,890	3,043	—	—
Transamerica WMC US Growth VP	3,115,619	675,000	(358,326)	(23,117)	545,069	3,954,245	125,214	—	—

Total	$35,733,398	$2,802,016	$(4,320,715)	$(417,368)	$1,795,158	$35,592,489	3,302,482	$190,492	$—

(B)	Rate disclosed reflects the yield at March 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 42.0%
Aerospace & Defense - 0.9%
United Technologies Corp.	10,500	$ 1,353,345

Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	14,500	1,620,230

Banks - 2.2%
US Bancorp	34,500	1,662,555
Wells Fargo & Co.	35,500	1,715,360

		3,377,915

Beverages - 1.2%
PepsiCo, Inc.	15,000	1,838,250

Biotechnology - 0.4%
Amgen, Inc.	3,500	664,930

Capital Markets - 1.4%
BlackRock, Inc.	3,500	1,495,795
Northern Trust Corp.	8,000	723,280

		2,219,075

Chemicals - 1.2%
Linde PLC	10,500	1,847,265

Communications Equipment - 1.4%
Cisco Systems, Inc.	40,500	2,186,595

Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	42,500	2,513,025

Electric Utilities - 0.9%
NextEra Energy, Inc.	7,500	1,449,900

Electrical Equipment - 0.6%
Emerson Electric Co.	12,500	855,875

Food Products - 2.1%
Hershey Co.	10,000	1,148,300
Nestle SA, ADR	21,500	2,049,380

		3,197,680

Health Care Equipment & Supplies - 1.1%
Medtronic PLC	19,000	1,730,520

Hotels, Restaurants & Leisure - 2.4%
McDonald’s Corp.	10,300	1,955,970
Starbucks Corp.	24,000	1,784,160

		3,740,130

Household Products - 1.6%
Procter & Gamble Co.	24,000	2,497,200

Industrial Conglomerates - 0.7%
3M Co.	5,500	1,142,790

Insurance - 2.1%
Chubb, Ltd.	10,500	1,470,840
Travelers Cos., Inc.	13,000	1,783,080

		3,253,920

	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.7%
Accenture PLC, Class A	5,100	$ 897,702
Automatic Data Processing, Inc.	5,400	862,596
Paychex, Inc.	11,500	922,300

		2,682,598

Machinery - 1.0%
Caterpillar, Inc.	11,800	1,598,782

Media - 1.6%
Comcast Corp., Class A	63,500	2,538,730

Multi-Utilities - 0.7%
Dominion Energy, Inc.	14,000	1,073,240

Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp.	15,000	1,847,700
Exxon Mobil Corp.	30,000	2,424,000

		4,271,700

Pharmaceuticals - 4.6%
Johnson & Johnson	18,000	2,516,220
Merck & Co., Inc.	22,000	1,829,740
Novartis AG, ADR	15,900	1,528,626
Pfizer, Inc.	31,000	1,316,570

		7,191,156

Road & Rail - 0.8%
Union Pacific Corp.	7,000	1,170,400

Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	14,500	1,526,415
Texas Instruments, Inc.	19,000	2,015,330

		3,541,745

Software - 0.9%
Microsoft Corp.	12,300	1,450,662

Specialty Retail - 1.6%
Home Depot, Inc.	6,500	1,247,285
TJX Cos., Inc.	24,000	1,277,040

		2,524,325

Trading Companies & Distributors - 1.2%
Fastenal Co.	28,000	1,800,680

Total Common Stocks (Cost $52,317,035)		65,332,663

	Principal	Value
ASSET-BACKED SECURITIES - 3.1%
American Express Credit Account Master Trust
Series 2017-1, Class B,
2.10%, 09/15/2022	$ 500,000	496,630
BMW Floorplan Master Owner Trust
Series 2018-1, Class A2,
1-Month LIBOR + 0.32%, 2.80% (A), 05/15/2023 (B)	175,000	174,959
CarMax Auto Owner Trust
Series 2018-3, Class A3,
3.13%, 06/15/2023	200,000	202,082
Chesapeake Funding II LLC
Series 2017-4A, Class A1,
2.12%, 11/15/2029 (B)	363,669	360,119

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC (continued)
Series 2018-1A, Class A1,
3.04%, 04/15/2030 (B)	$ 441,529	$ 442,936
Series 2018-2A, Class A1,
3.23%, 08/15/2030	145,797	146,806
Series 2018-3A, Class B,
3.62%, 01/15/2031 (B)	100,000	101,965
CNH Equipment Trust
Series 2019-A, Class A4,
3.22%, 01/15/2026	130,000	131,651
Dell Equipment Finance Trust
Series 2017-2, Class A2A,
1.97%, 02/24/2020 (B)	77,232	77,113
Enterprise Fleet Financing LLC
Series 2017-3, Class A2,
2.13%, 05/22/2023 (B)	515,080	512,478
Series 2017-3, Class A3,
2.36%, 05/20/2023 (B)	105,000	103,563
Evergreen Credit Card Trust
Series 2019-1, Class B,
3.59%, 01/15/2023 (B)	110,000	110,838
John Deere Owner Trust
Series 2018-B, Class A3,
3.08%, 11/15/2022	200,000	201,451
Nissan Auto Receivables Owner Trust
Series 2015-C, Class A3,
1.37%, 05/15/2020	72,663	72,569
Synchrony Credit Card Master Note Trust
Series 2017-1, Class B,
2.19%, 06/15/2023	500,000	495,795
Verizon Owner Trust
Series 2017-1A, Class A,
2.06%, 09/20/2021 (B)	750,000	747,677
Series 2018-A, Class A1A,
3.23%, 04/20/2023	360,000	364,327

Total Asset-Backed Securities (Cost $4,713,238)		4,742,959

CORPORATE DEBT SECURITIES - 18.6%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.
2.93%, 01/15/2025	250,000	246,562

Banks - 3.1%
Bank of America Corp.
Fixed until 07/21/2022, 2.82% (A), 07/21/2023, MTN	500,000	496,673
Fixed until 10/01/2024, 3.09% (A), 10/01/2025, MTN	300,000	297,513
Bank of Montreal
1.90%, 08/27/2021, MTN	250,000	245,655
3.30%, 02/05/2024	165,000	166,650
Citigroup, Inc.
Fixed until 04/23/2028, 4.08% (A), 04/23/2029	400,000	410,400
Fifth Third Bank
3.35%, 07/26/2021	250,000	253,567
Huntington National Bank
3.55%, 10/06/2023	500,000	511,900
JPMorgan Chase & Co.
2.97%, 01/15/2023	250,000	249,896
3.13%, 01/23/2025	400,000	400,297
KeyCorp
5.10%, 03/24/2021, MTN	750,000	782,525
PNC Bank NA
2.45%, 07/28/2022	250,000	249,037

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Regions Financial Corp.
2.75%, 08/14/2022	$ 300,000	$ 297,658
3.20%, 02/08/2021	250,000	251,898
Zions Bancorp NA
3.50%, 08/27/2021	250,000	252,609

		4,866,278

Beverages - 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046 (B)	200,000	200,877

Biotechnology - 0.1%
AbbVie, Inc.
3.75%, 11/14/2023	225,000	230,977

Capital Markets - 1.1%
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	100,000	97,256
Cboe Global Markets, Inc.
3.65%, 01/12/2027	235,000	237,840
Goldman Sachs Group, Inc.
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	500,000	493,576
Intercontinental Exchange, Inc.
2.35%, 09/15/2022	300,000	295,461
Morgan Stanley
3.88%, 01/27/2026, MTN	250,000	255,613
4.30%, 01/27/2045	250,000	254,206
Nasdaq, Inc.
3.85%, 06/30/2026	100,000	101,378

		1,735,330

Chemicals - 0.3%
DowDuPont, Inc.
4.73%, 11/15/2028	175,000	189,069
Nutrien, Ltd.
4.20%, 04/01/2029 (C)	350,000	360,404

		549,473

Consumer Finance - 0.8%
American Express Co.
2.50%, 08/01/2022	200,000	197,663
4.20%, 11/06/2025	400,000	422,995
Capital One Financial Corp.
3.30%, 10/30/2024	500,000	495,049
General Motors Financial Co., Inc.
3.20%, 07/06/2021	50,000	49,775
Synchrony Financial
3.70%, 08/04/2026	100,000	94,217

		1,259,699

Containers & Packaging - 0.3%
WRKCo, Inc.
3.75%, 03/15/2025	500,000	504,473

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	100,000	101,024
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/2049	150,000	158,902

		259,926

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3.00%, 02/15/2022	$ 400,000	$ 401,572
4.75%, 05/15/2046	75,000	73,289
Verizon Communications, Inc.
3.88%, 02/08/2029	250,000	255,983
4.33%, 09/21/2028	478,000	505,502
4.40%, 11/01/2034	300,000	312,090

		1,548,436

Electric Utilities - 0.3%
Duke Energy Corp.
3.75%, 09/01/2046	250,000	233,717
PacifiCorp
4.15%, 02/15/2050	200,000	207,309

		441,026

Electrical Equipment - 0.1%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	175,144

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (B)	300,000	309,287

Equity Real Estate Investment Trusts - 1.1%
Boston Properties, LP
2.75%, 10/01/2026	500,000	473,721
Brixmor Operating Partnership, LP
3.65%, 06/15/2024	250,000	249,374
Simon Property Group, LP
3.38%, 03/15/2022	750,000	762,942
Welltower, Inc.
4.50%, 01/15/2024	200,000	210,863

		1,696,900

Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	250,000	244,663
4.50%, 11/18/2034	300,000	298,283

		542,946

Food Products - 0.5%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	175,000	157,115
ConAgra Brands, Inc.
4.60%, 11/01/2025	250,000	262,390
Mars, Inc.
3.95%, 04/01/2049 (B)	300,000	303,204

		722,709

Health Care Providers & Services - 0.7%
Cigna Corp.
4.38%, 10/15/2028 (B)	50,000	51,864
4.90%, 12/15/2048 (B)	100,000	103,190
CVS Health Corp.
5.13%, 07/20/2045	250,000	254,072
Humana, Inc.
2.50%, 12/15/2020	250,000	248,096
UnitedHealth Group, Inc.
2.88%, 03/15/2023	500,000	502,866

		1,160,088

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc.
3.13%, 06/15/2026	$ 175,000	$ 168,818
McDonald’s Corp.
4.88%, 12/09/2045, MTN	250,000	270,419

		439,237

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.50%, 12/01/2024	200,000	199,837

Insurance - 0.6%
Aflac, Inc.
3.63%, 11/15/2024	300,000	310,968
4.75%, 01/15/2049	250,000	276,098
American International Group, Inc.
4.75%, 04/01/2048	300,000	298,376

		885,442

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	300,000	300,526

IT Services - 0.5%
Fidelity National Information Services, Inc.
3.00%, 08/15/2026	220,000	210,771
4.75%, 05/15/2048	300,000	297,743
Fiserv, Inc.
3.80%, 10/01/2023	250,000	256,238

		764,752

Media - 0.9%
Comcast Corp.
4.15%, 10/15/2028	350,000	368,388
5.15%, 03/01/2020	475,000	485,416
Discovery Communications LLC
5.00%, 09/20/2037	250,000	243,065
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.60%, 04/15/2026	260,000	257,879

		1,354,748

Metals & Mining - 0.1%
Glencore Funding LLC
4.88%, 03/12/2029 (B)	150,000	150,847

Oil, Gas & Consumable Fuels - 2.5%
BP Capital Markets America, Inc.
3.12%, 05/04/2026	200,000	199,547
ConocoPhillips Co.
4.15%, 11/15/2034	129,000	132,137
Energy Transfer Operating, LP
5.25%, 04/15/2029	100,000	107,234
Enterprise Products Operating LLC
3.75%, 02/15/2025	500,000	516,125
5.20%, 09/01/2020	300,000	310,000
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	243,593
Kinder Morgan, Inc.
5.55%, 06/01/2045	450,000	490,783
Marathon Oil Corp.
2.70%, 06/01/2020	250,000	248,834
Marathon Petroleum Corp.
3.80%, 04/01/2028 (B)	300,000	297,017

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
MPLX, LP
4.80%, 02/15/2029	$ 150,000	$ 157,902
Phillips 66
4.65%, 11/15/2034	400,000	429,514
Valero Energy Corp.
6.63%, 06/15/2037	250,000	306,302
Valero Energy Partners, LP
4.50%, 03/15/2028	400,000	413,735

		3,852,723

Pharmaceuticals - 0.4%
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	200,000	199,136
Zoetis, Inc.
3.00%, 09/12/2027	500,000	480,468

		679,604

Road & Rail - 0.3%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	403,535

Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.
5.30%, 12/15/2045	175,000	195,517
Intel Corp.
3.30%, 10/01/2021	925,000	942,625
3.73%, 12/08/2047	400,000	402,333

		1,540,475

Software - 0.8%
Citrix Systems, Inc.
4.50%, 12/01/2027	70,000	68,882
Oracle Corp.
4.00%, 07/15/2046	325,000	326,668
salesforce.com, Inc.
3.25%, 04/11/2023	500,000	512,301
3.70%, 04/11/2028	300,000	314,021

		1,221,872

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
8.35%, 07/15/2046 (B)	75,000	90,522

Tobacco - 0.1%
Altria Group, Inc.
5.95%, 02/14/2049	150,000	160,958

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.63%, 04/01/2027	200,000	188,190
3.75%, 02/01/2022	300,000	302,592

		490,782

Total Corporate Debt Securities (Cost $28,286,671)		28,985,991

MORTGAGE-BACKED SECURITIES - 0.4%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class A2,
2.85%, 07/10/2047	29,720	29,693
Federal Home Loan Mortgage Corp.
Series K006, Class A1,
3.40%, 07/25/2019	106,198	106,126

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class A2,
2.66%, 02/15/2048	$ 496,320	$ 493,994
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A2,
2.86%, 03/15/2047	15,017	15,000

Total Mortgage-Backed Securities (Cost $644,075)		644,813

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.5%
California - 0.4%
Palomar Community College District, General Obligation Unlimited,
Series B1,
7.19%, 08/01/2045	425,000	449,778
Rancho Water District Financing Authority, Revenue Bonds,
Series A,
6.34%, 08/01/2040	185,000	194,091

		643,869

Massachusetts - 0.3%
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	500,000	501,485

New York - 0.6%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	340,000	425,741
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
6.27%, 08/01/2039	500,000	506,090

		931,831

Oregon - 0.2%
Washington County School District No. 1, General Obligation Limited,
4.36%, 06/30/2034	200,000	213,542

Total Municipal Government Obligations (Cost $2,466,525)		2,290,727

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.9%
Federal Farm Credit Banks
3.47%, 05/07/2024	275,000	275,232
Federal Home Loan Mortgage Corp.
2.85%, 06/28/2023, MTN	500,000	500,244
2.98%, 11/25/2025	350,000	353,271
3.00%, 09/01/2042 - 10/01/2046	1,528,204	1,526,807
3.50%, 11/01/2040 - 12/01/2047	2,036,928	2,075,775
4.00%, 04/01/2033 - 03/01/2047	1,028,697	1,062,915
4.50%, 02/01/2025 - 05/01/2048	751,808	788,003
5.50%, 01/01/2037	51,164	56,185
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	494,586
3.12%, 06/25/2027	750,000	762,481
Federal Home Loan Mortgage Corp. REMIC
5.00%, 07/15/2036	193,441	208,718

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
2.40% (A), 03/25/2023	$ 316,620	$ 314,044
3.00%, 09/01/2030 - 03/01/2043	1,470,039	1,478,890
3.14% (A), 11/25/2027	500,000	504,079
3.50%, 12/01/2031 - 12/01/2047	2,568,632	2,620,943
4.00%, 02/01/2035 - 11/01/2048	2,801,617	2,901,781
4.50%, 03/01/2039 - 07/01/2041	121,821	128,792
5.00%, 07/01/2035	5,184	5,576
Federal National Mortgage Association REMIC
2.50%, 04/25/2040	84,403	84,320
3.50%, 04/25/2031	400,000	413,991
FREMF Mortgage Trust
Series 2015-K721, Class B,
3.57% (A), 11/25/2047 (B)	250,000	252,399
Government National Mortgage Association
3.50%, 12/15/2042	107,668	110,549
4.00%, 12/15/2039	11,840	12,304
4.50%, 08/15/2040	8,610	9,054

Total U.S. Government Agency Obligations (Cost $17,051,325)		16,940,939

U.S. GOVERNMENT OBLIGATIONS - 19.6%
U.S. Treasury - 19.6%
U.S. Treasury Bond
2.50%, 02/15/2045	1,250,000	1,179,395
2.75%, 08/15/2042 - 11/15/2042	1,550,000	1,542,867
3.00%, 05/15/2047 - 02/15/2048	2,000,000	2,070,976
3.38%, 11/15/2048	275,000	306,056
3.75%, 08/15/2041	600,000	702,117
4.38%, 05/15/2041	500,000	637,676
U.S. Treasury Note
1.50%, 08/15/2026	1,750,000	1,650,674
1.63%, 08/15/2022	2,725,000	2,671,139
2.00%, 07/31/2020 - 08/15/2025	9,250,000	9,166,241
2.13%, 03/31/2024	2,000,000	1,988,906
2.25%, 11/15/2025	500,000	497,734
2.38%, 05/15/2027	1,000,000	1,001,016
2.63%, 11/15/2020	2,000,000	2,008,750
2.88%, 05/15/2028	1,500,000	1,558,066
3.13%, 05/15/2021	3,500,000	3,559,609

Total U.S. Government Obligations (Cost $30,169,578)		30,541,222

REPURCHASE AGREEMENT - 4.4%
Fixed Income Clearing Corp., 1.45% (D), dated 03/29/2019, to be repurchased at $6,836,111 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $6,975,716.	6,835,285	6,835,285

Total Repurchase Agreement (Cost $6,835,285)		6,835,285

Total Investments (Cost $142,483,732)		156,314,599
Net Other Assets (Liabilities) - (0.5)%		(705,365)

Net Assets - 100.0%		$ 155,609,234

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$65,332,663	$—	$—	$65,332,663
Asset-Backed Securities	—	4,742,959	—	4,742,959
Corporate Debt Securities	—	28,985,991	—	28,985,991
Mortgage-Backed Securities	—	644,813	—	644,813
Municipal Government Obligations	—	2,290,727	—	2,290,727
U.S. Government Agency Obligations	—	16,940,939	—	16,940,939
U.S. Government Obligations	—	30,541,222	—	30,541,222
Repurchase Agreement	—	6,835,285	—	6,835,285

Total Investments	$65,332,663	$90,981,936	$—	$156,314,599

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $4,390,855, representing 2.8% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Rate disclosed reflects the yield at March 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 17.2%
DeltaShares® S&P International Managed Risk ETF (A) (B)	2,483,049	$ 119,186,352
Vanguard FTSE Developed Markets ETF	18,064,761	738,306,782
Vanguard FTSE Emerging Markets ETF (A)	3,928,053	166,942,252

		1,024,435,386

U.S. Equity Funds - 37.0%
DeltaShares® S&P 400 Managed Risk ETF (B)	920,383	47,238,658
DeltaShares® S&P 500 Managed Risk ETF (A) (B)	3,726,403	205,101,966
DeltaShares® S&P 600 Managed Risk ETF (B)	311,845	16,343,547
iShares Core S&P Total US Stock Market ETF (A)	7,692,728	495,411,683
Schwab U.S. Broad Market ETF (A)	7,319,913	498,120,080
Vanguard Total Stock Market ETF (A)	6,468,768	936,095,417

		2,198,311,351

U.S. Fixed Income Funds - 45.1%
iShares Core U.S. Aggregate Bond ETF	10,907,017	1,189,628,344
Vanguard Total Bond Market ETF	18,352,966	1,489,893,780

		2,679,522,124

Total Exchange-Traded Funds (Cost $5,610,021,083)		5,902,268,861

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (C)	9,479,664	9,479,664

Total Other Investment Company (Cost $9,479,664)		9,479,664

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $37,257,566 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $38,002,743.	$ 37,253,065	37,253,065

Total Repurchase Agreement (Cost $37,253,065)		37,253,065

Total Investments (Cost $5,656,753,812)		5,949,001,590
Net Other Assets (Liabilities) - (0.1)%		(3,626,735)

Net Assets - 100.0%		$ 5,945,374,855

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$5,902,268,861	$—	$—	$5,902,268,861
Other Investment Company	9,479,664	—	—	9,479,664
Repurchase Agreement	—	37,253,065	—	37,253,065

Total Investments	$5,911,748,525	$37,253,065	$—	$5,949,001,590

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,265,968. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the shares of DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$52,405,330	$—	$(8,455,645)	$325,848	$2,963,125	$47,238,658	920,383	$224,253	$—
DeltaShares® S&P 500 Managed Risk ETF	198,081,868	—	(8,208,358)	698,413	14,530,043	205,101,966	3,726,403	1,147,590	—
DeltaShares® S&P 600 Managed Risk ETF	16,980,357	—	(1,312,671)	92,543	583,318	16,343,547	311,845	72,656	—
DeltaShares® S&P International Managed Risk ETF	112,766,180	—	—	—	6,420,172	119,186,352	2,483,049	1,040,455	—

Total	$380,233,735	$—	$(17,976,674)	$1,116,804	$24,496,658	$387,870,523	7,441,680	$2,484,954	$—

(C)	Rates disclosed reflect the yields at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 6.8%
DeltaShares® S&P International Managed Risk ETF (A)	200,067	$ 9,603,216
Vanguard FTSE Developed Markets ETF	857,187	35,033,233
Vanguard FTSE Emerging Markets ETF	186,091	7,908,867

		52,545,316

U.S. Equity Funds - 17.9%
DeltaShares® S&P 400 Managed Risk ETF (A)	84,966	4,360,880
DeltaShares® S&P 500 Managed Risk ETF (A)	344,945	18,985,842
DeltaShares® S&P 600 Managed Risk ETF (A)	29,007	1,520,234
iShares Core S&P Total US Stock Market ETF	479,129	30,855,907
Schwab U.S. Broad Market ETF	456,094	31,037,197
Vanguard Total Stock Market ETF	353,106	51,097,969

		137,858,029

U.S. Fixed Income Funds - 74.6%
iShares Core U.S. Aggregate Bond ETF	1,786,808	194,887,149
Schwab U.S. Aggregate Bond ETF (B)	3,413,142	177,073,807
Vanguard Total Bond Market ETF	2,480,713	201,384,281

		573,345,237

Total Exchange-Traded Funds (Cost $751,578,523)		763,748,582

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (C)	455,800	455,800

Total Other Investment Company (Cost $455,800)		455,800

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $5,230,856 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $5,337,720.	$ 5,230,224	5,230,224

Total Repurchase Agreement (Cost $5,230,224)		5,230,224

Total Investments (Cost $757,264,547)		769,434,606
Net Other Assets (Liabilities) - (0.1)%		(841,466)

Net Assets - 100.0%		$ 768,593,140

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$763,748,582	$—	$—	$763,748,582
Other Investment Company	455,800	—	—	455,800
Repurchase Agreement	—	5,230,224	—	5,230,224

Total Investments	$764,204,382	$5,230,224	$—	$769,434,606

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the shares of DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$4,633,507	$—	$(563,710)	$21,724	$269,359	$4,360,880	84,966	$19,828	$—
DeltaShares® S&P 500 Managed Risk ETF	19,006,166	—	(1,477,504)	125,714	1,331,466	18,985,842	344,945	110,112	—
DeltaShares® S&P 600 Managed Risk ETF	1,563,063	—	(105,013)	7,403	54,781	1,520,234	29,007	6,688	—
DeltaShares® S&P International Managed Risk ETF	9,085,923	—	—	—	517,293	9,603,216	200,067	83,833	—

Total	$34,288,659	$—	$(2,146,227)	$154,841	$2,172,899	$34,470,172	658,985	$220,461	$—

(B)	All or a portion of the security is on loan. The value of the security on loan is $446,168. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Funds - 24.5%
DeltaShares® S&P International Managed Risk ETF (A) (B)	1,725,681	$ 82,832,688
Vanguard FTSE Developed Markets ETF	12,402,275	506,880,979
Vanguard FTSE Emerging Markets ETF	2,668,059	113,392,508

		703,106,175

U.S. Equity Funds - 56.1%
DeltaShares® S&P 400 Managed Risk ETF (B)	674,838	34,636,060
DeltaShares® S&P 500 Managed Risk ETF (A) (B)	2,765,608	152,219,618
DeltaShares® S&P 600 Managed Risk ETF (B)	231,763	12,146,513
iShares Core S&P Total US Stock Market ETF (A)	5,180,497	333,624,007
Schwab U.S. Broad Market ETF (A)	4,879,038	332,018,536
Vanguard Total Stock Market ETF (A)	5,120,120	740,932,565

		1,605,577,299

U.S. Fixed Income Funds - 18.6%
iShares Core U.S. Aggregate Bond ETF	2,437,533	265,861,724
Vanguard Total Bond Market ETF	3,282,630	266,483,904

		532,345,628

Total Exchange-Traded Funds (Cost $2,764,724,716)		2,841,029,102

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (C)	41,336,360	41,336,360

Total Other Investment Company (Cost $41,336,360)		41,336,360

	Principal	Value

REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $17,139,596 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $17,483,188.	$ 17,137,525	17,137,525

Total Repurchase Agreement (Cost $17,137,525)		17,137,525

Total Investments (Cost $2,823,198,601)		2,899,502,987
Net Other Assets (Liabilities) - (1.2)%		(35,636,657)

Net Assets - 100.0%		$ 2,863,866,330

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$2,841,029,102	$—	$—	$2,841,029,102
Other Investment Company	41,336,360	—	—	41,336,360
Repurchase Agreement	—	17,137,525	—	17,137,525

Total Investments	$2,882,365,462	$17,137,525	$—	$2,899,502,987

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $40,485,221. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the shares of DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$38,570,135	$—	$(6,354,545)	$244,879	$2,175,591	$34,636,060	674,838	$165,050	$—
DeltaShares® S&P 500 Managed Risk ETF	145,051,166	—	(3,994,734)	339,894	10,823,292	152,219,618	2,765,608	840,356	—
DeltaShares® S&P 600 Managed Risk ETF	12,842,603	—	(1,207,657)	85,140	426,427	12,146,513	231,763	54,951	—
DeltaShares® S&P International Managed Risk ETF	78,370,767	—	—	—	4,461,921	82,832,688	1,725,681	723,100	—

Total	$274,834,671	$—	$(11,556,936)	$669,913	$17,887,231	$281,834,879	5,397,890	$1,783,457	$—

(C)	Rates disclosed reflect the yields at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.1%
Federal Home Loan Banks
1.88%, 11/29/2021	$ 29,000,000	$ 28,691,443
2.25%, 12/08/2023	1,000,000	996,635
3.25%, 11/16/2028	15,000,000	15,780,308
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022	25,000,000	25,069,523
2.75%, 06/19/2023	22,000,000	22,383,747
Federal National Mortgage Association
2.50%, 02/05/2024	43,000,000	43,403,754
6.25%, 05/15/2029	4,500,000	5,917,239

Total U.S. Government Agency Obligations (Cost $141,105,305)		142,242,649

U.S. GOVERNMENT OBLIGATIONS - 51.9%
U.S. Treasury - 51.9%
U.S. Treasury Bond, Principal Only STRIPS
05/15/2023 - 08/15/2034	257,500,000	222,913,455

Total U.S. Government Obligations (Cost $221,467,109)		222,913,455

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
2.45% (A), 06/20/2019 (B)	500,000	497,374

Total Short-Term U.S. Government Obligation (Cost $497,267)		497,374

	Principal	Value
REPURCHASE AGREEMENT - 1.6%

Fixed Income Clearing Corp., 1.45% (A), dated 03/29/2019, to be repurchased at $6,690,212 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $6,823,407.

	$ 6,689,403	$ 6,689,403

Total Repurchase Agreement (Cost $6,689,403)		6,689,403

Total Investments Excluding Purchased Options (Cost $369,759,084)		372,342,881
Total Purchased Options - 13.2% (Cost $72,317,058)		56,608,845

Total Investments (Cost $442,076,142)		428,951,726
Net Other Assets (Liabilities) - 0.1%		280,843

Net Assets - 100.0%		$ 429,232,569

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - S&P 500® - Flexible Exchange Option	GSC	USD	2,850.00	07/20/2023	USD	198,408,000	700	$35,921,229	$28,230,659
Call - S&P 500® - Flexible Exchange Option	GSC	USD	2,900.00	01/22/2024	USD	198,408,000	700	36,395,829	28,378,186

Total								$72,317,058	$56,608,845

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	31	06/21/2019	$4,265,806	$4,398,590	$132,784	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$142,242,649	$—	$142,242,649
U.S. Government Obligations	—	222,913,455	—	222,913,455
Short-Term U.S. Government Obligation	—	497,374	—	497,374
Repurchase Agreement	—	6,689,403	—	6,689,403
Over-the-Counter Options Purchased	56,608,845	—	—	56,608,845

Total Investments	$56,608,845	$372,342,881	$—	$428,951,726

Other Financial Instruments
Futures Contracts (D)	$132,784	$—	$—	$132,784

Total Other Financial Instruments	$132,784	$—	$—	$132,784

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at March 31, 2019.
(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $497,373.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATION:

GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (A)	31,285	$ 2,923,583
Bluebird Bio, Inc. (A)	4,599	723,561
Editas Medicine, Inc. (A)	27,817	680,126
Intellia Therapeutics, Inc. (A) (B)	37,199	635,359
Intrexon Corp. (A) (B)	60,275	317,047
Moderna, Inc. (A) (B)	67,474	1,373,096

		6,652,772

Entertainment - 8.3%
Netflix, Inc. (A)	45,100	16,080,856
Spotify Technology SA (A)	160,955	22,340,554

		38,421,410

Health Care Equipment & Supplies - 10.2%
DexCom, Inc. (A)	106,204	12,648,897
Intuitive Surgical, Inc. (A)	40,759	23,256,270
LivaNova PLC (A)	48,519	4,718,473
Penumbra, Inc. (A) (B)	44,112	6,484,905

		47,108,545

Health Care Providers & Services - 3.0%
Convetrus, Inc. (A) (B)	149,872	4,773,423
Guardant Health, Inc. (A) (B)	19,603	1,503,550
HealthEquity, Inc. (A)	99,976	7,396,225

		13,673,198

Health Care Technology - 7.7%
Veeva Systems, Inc., Class A (A)	279,904	35,508,621

Interactive Media & Services - 13.6%
Alphabet, Inc., Class C (A)	23,190	27,209,059
Facebook, Inc., Class A (A)	38,884	6,481,574
IAC/InterActiveCorp (A)	12,148	2,552,416
Twitter, Inc. (A)	627,753	20,640,519
Zillow Group, Inc., Class C (A) (B)	169,369	5,883,879

		62,767,447

Internet & Direct Marketing Retail - 14.0%
Amazon.com, Inc. (A)	22,340	39,781,955
Farfetch, Ltd., Class A (A) (B)	260,798	7,018,074
MercadoLibre, Inc. (A)	21,341	10,835,466
Wayfair, Inc., Class A (A)	45,663	6,778,672

		64,414,167

IT Services - 17.1%
Adyen NV (A) (C)	9,760	7,641,901
MongoDB, Inc. (A)	72,356	10,637,779
Okta, Inc. (A)	88,405	7,313,746
Shopify, Inc., Class A (A)	93,400	19,298,308
Square, Inc., Class A (A)	215,390	16,137,019
Twilio, Inc., Class A (A)	139,204	17,982,373

		79,011,126

Life Sciences Tools & Services - 4.9%
Illumina, Inc. (A)	72,329	22,471,897

Pharmaceuticals - 0.1%
Nektar Therapeutics (A)	9,489	318,830

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.8%
NVIDIA Corp.	45,237	$ 8,122,756

Software - 14.3%
Coupa Software, Inc. (A)	76,411	6,951,873
Elastic NV (A)	79,129	6,320,033
salesforce.com, Inc. (A)	42,531	6,735,634
ServiceNow, Inc. (A)	91,735	22,611,760
Workday, Inc., Class A (A)	119,561	23,057,339

		65,676,639

Total Common Stocks (Cost $334,433,270)		444,147,408

OTHER INVESTMENT COMPANY - 3.4%
Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (D)	15,786,306	15,786,306

Total Other Investment Company (Cost $15,786,306)		15,786,306

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 1.45% (D), dated 03/29/2019, to be repurchased at $16,587,700 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $16,920,522.	$ 16,585,696	16,585,696

Total Repurchase Agreement (Cost $16,585,696)		16,585,696

Total Investments Excluding Purchased Options (Cost $366,805,272)		476,519,410
Total Purchased Options - 0.0% (E) (Cost $1,275,669)		172,450

Total Investments (Cost $368,080,941)		476,691,860
Net Other Assets (Liabilities) - (3.4)%		(15,703,609)

Net Assets - 100.0%		$ 460,988,251

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Call - USD vs. CNH	BNP	USD 1.00	01/17/2020	USD 79,645,315	$407,715	$139,857
Call - USD vs. CNH	RBS	USD 7.78	07/03/2019	USD 87,635,978	426,999	5,521
Call - USD vs. CNH	RBS	USD 8.00	10/21/2019	USD 74,992,337	440,955	27,072

Total					$1,275,669	$172,450

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$436,505,507	$7,641,901	$—	$444,147,408
Other Investment Company	15,786,306	—	—	15,786,306
Repurchase Agreement	—	16,585,696	—	16,585,696
Over-the-Counter Foreign Exchange Options Purchased	—	172,450	—	172,450

Total Investments	$452,291,813	$24,400,047	$—	$476,691,860

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,436,260. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of the 144A security is $7,641,901, representing 1.7% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2019.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
RBS	Royal Bank of Scotland PLC

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 60.2%
Aerospace & Defense - 1.4%
Boeing Co.	13,290	$ 5,069,072
General Dynamics Corp.	47,760	8,084,813
Northrop Grumman Corp.	12,960	3,494,016
United Technologies Corp.	61,640	7,944,779

		24,592,680

Airlines - 0.2%
Delta Air Lines, Inc.	42,630	2,201,839
Southwest Airlines Co.	20,300	1,053,773
United Continental Holdings, Inc. (A)	10,520	839,286

		4,094,898

Auto Components - 0.2%
BorgWarner, Inc.	51,660	1,984,260
Magna International, Inc.	40,510	1,972,432

		3,956,692

Automobiles - 0.1%
Ford Motor Co.	268,670	2,358,923

Banks - 3.0%
Bank of America Corp.	582,310	16,065,933
Citigroup, Inc.	197,520	12,289,694
Citizens Financial Group, Inc.	35,110	1,141,075
Huntington Bancshares, Inc.	109,210	1,384,783
KeyCorp	308,600	4,860,450
SunTrust Banks, Inc.	82,060	4,862,055
Wells Fargo & Co.	224,080	10,827,546

		51,431,536

Beverages - 1.6%
Coca-Cola Co.	309,810	14,517,696
Constellation Brands, Inc., Class A	7,060	1,237,830
Molson Coors Brewing Co., Class B	66,900	3,990,585
PepsiCo, Inc.	60,080	7,362,804

		27,108,915

Biotechnology - 1.4%
AbbVie, Inc.	21,870	1,762,503
Alexion Pharmaceuticals, Inc. (A)	26,740	3,614,713
Amgen, Inc.	7,820	1,485,644
Biogen, Inc. (A)	14,300	3,380,234
Celgene Corp. (A)	43,070	4,063,224
Gilead Sciences, Inc.	55,700	3,621,057
Regeneron Pharmaceuticals, Inc. (A)	4,740	1,946,339
Vertex Pharmaceuticals, Inc. (A)	23,090	4,247,405

		24,121,119

Building Products - 0.2%
Masco Corp.	86,880	3,415,253

Capital Markets - 1.7%
Bank of New York Mellon Corp.	106,450	5,368,273
Charles Schwab Corp.	112,330	4,803,231
CME Group, Inc.	5,440	895,315
Intercontinental Exchange, Inc.	84,620	6,442,967

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Morgan Stanley	199,890	$ 8,435,358
TD Ameritrade Holding Corp.	66,950	3,346,831

		29,291,975

Chemicals - 1.2%
Celanese Corp.	26,120	2,575,693
DowDuPont, Inc.	183,780	9,797,312
Eastman Chemical Co.	68,620	5,206,886
Linde PLC	13,650	2,401,444
RPM International, Inc.	8,700	504,948

		20,486,283

Commercial Services & Supplies - 0.0% (B)
Cintas Corp.	2,720	549,739

Communications Equipment - 0.2%
Cisco Systems, Inc.	61,290	3,309,047
Motorola Solutions, Inc.	4,390	616,444

		3,925,491

Consumer Finance - 0.5%
American Express Co.	37,110	4,056,123
Capital One Financial Corp.	54,210	4,428,415

		8,484,538

Containers & Packaging - 0.3%
Avery Dennison Corp.	12,890	1,456,570
Packaging Corp. of America	5,700	566,466
WestRock Co.	59,950	2,299,082

		4,322,118

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	17,640	422,302

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	80,060	16,083,253

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	27,260	854,874
Verizon Communications, Inc.	190,000	11,234,700

		12,089,574

Electric Utilities - 1.7%
American Electric Power Co., Inc.	31,020	2,597,925
Edison International	62,900	3,894,768
Exelon Corp.	143,460	7,191,650
FirstEnergy Corp.	20,020	833,032
NextEra Energy, Inc.	44,760	8,653,003
Xcel Energy, Inc.	114,930	6,460,215

		29,630,593

Electrical Equipment - 0.5%
Eaton Corp. PLC	96,480	7,772,429

Entertainment - 1.2%
Electronic Arts, Inc. (A)	51,260	5,209,554
Netflix, Inc. (A)	24,000	8,557,440
Walt Disney Co.	62,650	6,956,029

		20,723,023

Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	24,130	4,843,615
Boston Properties, Inc.	9,050	1,211,614
Digital Realty Trust, Inc.	6,700	797,300

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Equinix, Inc.	3,810	$ 1,726,540
Equity Residential	18,460	1,390,407
Federal Realty Investment Trust	16,390	2,259,361
Host Hotels & Resorts, Inc.	74,620	1,410,318
Mid-America Apartment Communities, Inc.	4,800	524,784
Prologis, Inc.	62,280	4,481,046
Public Storage	4,640	1,010,499
Ventas, Inc.	24,570	1,567,812
Vornado Realty Trust	45,340	3,057,730

		24,281,026

Food Products - 0.6%
Mondelez International, Inc., Class A	199,040	9,936,077

Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	21,600	1,756,296
Becton Dickinson and Co.	7,000	1,748,110
Boston Scientific Corp. (A)	235,700	9,046,166
Danaher Corp.	25,720	3,395,554
Intuitive Surgical, Inc. (A)	3,510	2,002,736
Medtronic PLC	104,020	9,474,142
Zimmer Biomet Holdings, Inc.	64,690	8,260,913

		35,683,917

Health Care Providers & Services - 1.8%
Anthem, Inc.	19,060	5,469,839
Cigna Corp. (A)	47,070	7,569,797
CVS Health Corp.	56,700	3,057,831
McKesson Corp.	2,330	272,750
UnitedHealth Group, Inc.	56,890	14,066,621

		30,436,838

Hotels, Restaurants & Leisure - 0.6%
Hilton Worldwide Holdings, Inc.	39,910	3,316,920
Royal Caribbean Cruises, Ltd.	9,270	1,062,527
Yum! Brands, Inc.	66,480	6,635,369

		11,014,816

Household Durables - 0.2%
Lennar Corp., Class A	53,450	2,623,861

Household Products - 0.3%
Procter & Gamble Co.	52,550	5,467,827

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	67,880	10,787,490

Insurance - 1.4%
Allstate Corp.	19,960	1,879,833
American International Group, Inc.	98,630	4,247,008
Everest Re Group, Ltd.	5,840	1,261,206
Hartford Financial Services Group, Inc.	78,150	3,885,618
Lincoln National Corp.	54,810	3,217,347
Marsh & McLennan Cos., Inc.	15,930	1,495,827
MetLife, Inc.	140,490	5,980,659
Prudential Financial, Inc.	20,470	1,880,784

		23,848,282

Interactive Media & Services - 2.7%
Alphabet, Inc., Class A (A)	15,720	18,500,711
Alphabet, Inc., Class C (A)	15,260	17,904,711
Facebook, Inc., Class A (A)	55,750	9,292,967

		45,698,389

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (A)	20,190	$ 35,953,342
Booking Holdings, Inc. (A)	1,160	2,024,096
Expedia Group, Inc.	30,540	3,634,260

		41,611,698

IT Services - 2.9%
Alliance Data Systems Corp.	9,040	1,581,819
Automatic Data Processing, Inc.	78,850	12,595,499
Fidelity National Information Services, Inc.	47,710	5,396,001
First Data Corp., Class A (A)	42,150	1,107,281
Mastercard, Inc., Class A	27,730	6,529,028
PayPal Holdings, Inc. (A)	94,950	9,859,608
Visa, Inc., Class A	76,200	11,901,678

		48,970,914

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	14,100	1,133,358
Illumina, Inc. (A)	6,510	2,022,592
Thermo Fisher Scientific, Inc.	16,840	4,609,445

		7,765,395

Machinery - 1.6%
Caterpillar, Inc.	25,200	3,414,348
Cummins, Inc.	29,190	4,608,225
Deere & Co.	13,070	2,089,109
Ingersoll-Rand PLC	38,090	4,111,816
PACCAR, Inc.	72,390	4,932,655
Snap-on, Inc.	20,160	3,155,443
Stanley Black & Decker, Inc.	30,190	4,110,972

		26,422,568

Media - 1.6%
Charter Communications, Inc., Class A (A)	23,130	8,024,028
Comcast Corp., Class A	350,950	14,030,981
Discovery, Inc., Class A (A) (C)	96,720	2,613,374
Discovery, Inc., Class C (A)	55,918	1,421,436
DISH Network Corp., Class A (A)	25,640	812,532

		26,902,351

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	84,590	1,090,365
Newmont Mining Corp.	20,700	740,439

		1,830,804

Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	12,420	737,872
Sempra Energy	25,700	3,234,602

		3,972,474

Multiline Retail - 0.2%
Dollar General Corp.	24,680	2,944,324

Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp.	118,960	14,653,493
Concho Resources, Inc.	9,940	1,102,942
Diamondback Energy, Inc.	40,660	4,128,210
EOG Resources, Inc.	85,460	8,134,083
Exxon Mobil Corp.	58,320	4,712,256
Marathon Petroleum Corp.	122,560	7,335,216
Occidental Petroleum Corp.	74,200	4,912,040
ONEOK, Inc.	56,020	3,912,437
Parsley Energy, Inc., Class A (A)	25,320	488,676

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66	5,200	$ 494,884
Pioneer Natural Resources Co.	39,550	6,022,674

		55,896,911

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	16,620	2,751,441

Pharmaceuticals - 3.1%
Allergan PLC	18,120	2,652,949
Bristol-Myers Squibb Co.	6,710	320,134
Eli Lilly & Co.	65,691	8,524,064
Johnson & Johnson	89,230	12,473,462
Merck & Co., Inc.	158,630	13,193,257
Mylan NV (A)	22,680	642,751
Nektar Therapeutics (A)	8,310	279,216
Pfizer, Inc.	334,220	14,194,324
Zoetis, Inc.	5,700	573,819

		52,853,976

Road & Rail - 1.4%
CSX Corp.	14,420	1,078,905
Lyft, Inc., Class A (A)	5,000	391,450
Norfolk Southern Corp.	53,770	10,049,075
Union Pacific Corp.	69,030	11,541,816

		23,061,246

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	113,670	11,966,041
Broadcom, Inc.	15,050	4,525,685
Intel Corp.	40,760	2,188,812
Marvell Technology Group, Ltd.	42,600	847,314
NVIDIA Corp.	45,640	8,195,118
Teradyne, Inc.	33,470	1,333,445
Texas Instruments, Inc.	131,880	13,988,512

		43,044,927

Software - 4.5%
Adobe, Inc. (A)	10,710	2,854,108
Intuit, Inc.	4,590	1,199,872
Microsoft Corp.	420,360	49,577,258
Oracle Corp.	227,880	12,239,435
salesforce.com, Inc. (A)	67,290	10,656,717
Workday, Inc., Class A (A)	1,940	374,129

		76,901,519

Specialty Retail - 2.9%
Advance Auto Parts, Inc.	14,950	2,549,423
AutoZone, Inc. (A)	7,610	7,793,553
Best Buy Co., Inc.	60,830	4,322,580
Home Depot, Inc.	69,940	13,420,787
Lowe’s Cos., Inc.	66,410	7,269,903
O’Reilly Automotive, Inc. (A)	9,850	3,824,755
Ross Stores, Inc.	87,640	8,159,284
TJX Cos., Inc.	29,630	1,576,612

		48,916,897

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	198,100	37,629,095
Hewlett Packard Enterprise Co.	230,220	3,552,294
HP, Inc.	145,860	2,834,060

		44,015,449

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	18,000	$ 1,515,780
PVH Corp.	24,660	3,007,287

		4,523,067

Tobacco - 0.9%
Altria Group, Inc.	60,650	3,483,130
Philip Morris International, Inc.	131,680	11,639,195

		15,122,325

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	25,270	1,095,455

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	46,960	3,244,936

Total Common Stocks (Cost $880,137,047)		1,026,488,534

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 9.12% (D)	15,621	427,234

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	1,280	30,592

Total Preferred Stocks (Cost $460,660)		457,826

	Principal	Value
ASSET-BACKED SECURITIES - 3.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 628,788	680,081
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 3.71% (D), 07/18/2027 (E)	936,000	931,311
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	666,413	656,637
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.99% (D), 10/18/2030 (E)	3,380,000	3,365,872
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 3.98% (D), 07/20/2030 (E)	2,500,000	2,488,832
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (E)	272,083	269,953
ICG US CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 3.98% (D), 01/20/2030 (E)	1,100,000	1,090,101
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	1,161,859	1,184,977

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	$ 1,572,336	$ 1,564,456
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	1,035,000	1,051,905
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 4.13% (D), 04/15/2029 (E)	395,000	393,502
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	182,150	180,061
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (E)	344,000	342,924
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	2,600,000	2,607,028
New Residential Mortgage Loan Trust
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	1,563,983	1,596,348
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (E)	140,000	139,212
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	1,300,000	1,301,091
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.95% (D), 01/20/2031 (E)	1,400,000	1,395,169
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	1,000,000	998,060
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (E)	2,965,000	2,965,593
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (E)	2,935,000	2,951,319
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	242,585	240,080
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	1,499,656	1,483,092
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	264,545	265,294
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	216,444	217,014
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 4.05% (D), 07/20/2030 (E)	915,000	914,085
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	3,405,000	3,401,076
Sierra Timeshare Conduit Receivables Funding LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (E)	316,199	313,514
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	61,818	61,552
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	64,394	64,167

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2015-3A, Class A,
2.58%, 09/20/2032 (E)	$ 39,117	$ 38,905
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	303,252	299,004
Series 2019-1A, Class A,
3.20%, 01/20/2036 (E)	950,000	955,728
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	521,603	523,255
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (E)	663,823	662,968
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (E)	600,000	598,784
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	1,098,410	1,091,341
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	1,460,361	1,447,363
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	624,037	617,953
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	449,613	444,808
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	721,882	715,528
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,532,744	1,515,272
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	709,061	697,591
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	1,006,841	986,959
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	1,283,535	1,269,192
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	1,072,675	1,061,613
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	786,316	773,872
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	1,908,443	1,873,325
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	1,693,094	1,675,368
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,888,473	1,867,527
Series 2019-1, Class A1,
3.75% (D), 03/25/2058 (E)	783,800	795,857
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	3,055,000	3,049,572
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	369,835	365,705
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	1,264,531	1,255,629
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 3.90% (D), 10/20/2028 (E)	1,125,000	1,116,388

Total Asset-Backed Securities (Cost $61,118,382)		60,813,813

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 12.9%
Aerospace & Defense - 0.1%
Boeing Co.
3.50%, 03/01/2039	$ 1,455,000	$ 1,389,869
United Technologies Corp.
4.13%, 11/16/2028	892,000	926,713

		2,316,582

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	1,261,000	1,351,936
5.10%, 01/15/2044	215,000	223,776

		1,575,712

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	752,908	735,667
3.70%, 04/01/2028	2,038,473	2,042,753
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	867,857	880,094
6.82%, 02/10/2024	2,047,746	2,239,005
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	561,152	572,768
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,143,858	2,157,793
US Airways Pass-Through Trust
5.38%, 05/15/2023	1,133,532	1,169,199

		9,797,279

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025	780,000	773,855

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026 (C)	1,030,000	956,014
General Motors Co.
4.88%, 10/02/2023	330,000	343,184
6.25%, 10/02/2043	893,000	888,586

		2,187,784

Banks - 1.9%
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	3,512,000	3,514,463
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	410,000	400,918
Bank One Corp.
8.00%, 04/29/2027	750,000	951,645
Barclays Bank PLC
10.18%, 06/12/2021 (E)	2,135,000	2,416,816
CIT Group, Inc.
4.13%, 03/09/2021	125,000	126,563
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	1,978,000	2,008,628
Fixed until 06/01/2023, 4.04% (D), 06/01/2024	1,346,000	1,390,859
4.50%, 01/14/2022	685,000	714,436
Commerzbank AG
8.13%, 09/19/2023 (E)	1,685,000	1,921,347
Cooperatieve Rabobank UA
Fixed until 06/30/2019 (F), 11.00% (D) (E)	2,438,000	2,483,713

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Discover Bank
3.45%, 07/27/2026	$ 1,078,000	$ 1,043,985
Fifth Third Bancorp
3.95%, 03/14/2028 (C)	1,381,000	1,426,393
First Horizon National Corp.
3.50%, 12/15/2020	1,034,000	1,039,372
HSBC Holdings PLC
4.25%, 03/14/2024	200,000	204,545
5.25%, 03/14/2044 (C)	201,000	219,851
Huntington National Bank
3.55%, 10/06/2023	1,218,000	1,246,989
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	615,000	594,452
JPMorgan Chase & Co.
3.38%, 05/01/2023	1,517,000	1,532,543
4.85%, 02/01/2044	1,010,000	1,118,845
6.40%, 05/15/2038	613,000	795,206
Fixed until 02/01/2024 (F), 6.75% (C) (D)	66,000	72,358
8.75%, 09/01/2030	175,000	239,217
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (D), 11/07/2023	1,358,000	1,324,737
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (D), 06/25/2024	665,000	680,017
6.40%, 10/21/2019	185,000	188,308
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (D), 09/15/2031 (C)	1,910,000	1,885,211
Wells Fargo & Co.
Fixed until 06/15/2024 (F), 5.90% (D)	178,000	182,895
4.10%, 06/03/2026, MTN	668,000	682,926
4.15%, 01/24/2029, MTN	964,000	1,007,702
Wells Fargo Bank NA
2.60%, 01/15/2021	635,000	633,174
5.95%, 08/26/2036	431,000	520,403

		32,568,517

Beverages - 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026 (E)	999,000	1,001,950
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,419,000	1,335,797
4.75%, 01/23/2029	1,264,000	1,346,663
Constellation Brands, Inc.
3.70%, 12/06/2026	1,332,000	1,327,361
Pernod Ricard SA
4.45%, 01/15/2022 (E)	711,000	738,544
5.75%, 04/07/2021 (E)	1,761,000	1,854,790

		7,605,105

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	1,384,000	1,341,370
Biogen, Inc.
4.05%, 09/15/2025	1,532,000	1,567,153
Gilead Sciences, Inc.
4.15%, 03/01/2047 (C)	311,000	300,076

		3,208,599

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	$ 1,680,000	$ 1,723,286
4.40%, 01/30/2048	745,000	612,926

		2,336,212

Capital Markets - 1.2%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	515,000	517,959
3.70%, 10/15/2024	1,100,000	1,137,074
Bank of New York Mellon Corp.
2.50%, 04/15/2021, MTN	652,000	650,416
Charles Schwab Corp.
3.20%, 03/02/2027 (C)	1,063,000	1,069,145
3.85%, 05/21/2025	2,110,000	2,217,527
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	1,088,000	1,096,236
3.80%, 06/09/2023	1,515,000	1,538,598
Goldman Sachs Group, Inc.
3.63%, 02/20/2024	1,572,000	1,588,076
5.25%, 07/27/2021	2,516,000	2,643,002
6.75%, 10/01/2037	1,031,000	1,256,867
Lazard Group LLC
4.50%, 09/19/2028	1,477,000	1,520,405
Morgan Stanley
5.00%, 11/24/2025	976,000	1,046,145
5.75%, 01/25/2021	948,000	995,559
4.35%, 09/08/2026, MTN	627,000	643,266
UBS AG
7.63%, 08/17/2022	1,521,000	1,674,895
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (E)	1,014,000	1,054,496

		20,649,666

Chemicals - 0.1%
Syngenta Finance NV
3.93%, 04/23/2021 (E)	845,000	848,928

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (E)	595,000	588,758
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	615,000	595,951
3.85%, 11/15/2024 (E)	720,000	731,203
Hutchison Whampoa International 11, Ltd.
4.63%, 01/13/2022 (E)	600,000	624,403

		2,540,315

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022 (C)	1,142,000	1,129,153

Construction & Engineering - 0.3%
SBA Tower Trust
2.88%, 07/15/2046 (E)	1,477,000	1,463,468
3.17%, 04/09/2047 (E)	1,490,000	1,481,972
3.45%, 03/15/2048 (E)	1,660,000	1,670,193

		4,615,633

Construction Materials - 0.2%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (E)	1,290,000	1,197,530
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,905,000	1,975,208

		3,172,738

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.3%
Ally Financial, Inc.
4.13%, 03/30/2020	$ 1,500,000	$ 1,509,885
American Express Co.
4.05%, 12/03/2042	300,000	309,213
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,775,000	1,702,526
Capital One Financial Corp.
3.30%, 10/30/2024	1,133,000	1,121,780

		4,643,404

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	525,000	549,144
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	650,000	660,562
5.75%, 10/15/2020	1,254,994	1,256,563

		2,466,269

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	95,000	96,912

Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 04/03/2026 (G)	485,000	485,822
Aviation Capital Group LLC
7.13%, 10/15/2020 (E)	1,811,000	1,911,335
AXA Equitable Holdings, Inc.
4.35%, 04/20/2028	1,696,000	1,721,733

		4,118,890

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
3.40%, 05/15/2025	2,055,000	2,033,456
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	210,000	207,620
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,155,000	1,241,637
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	168,219
Verizon Communications, Inc.
5.15%, 09/15/2023	2,331,000	2,562,251
5.50%, 03/16/2047	1,977,000	2,313,869

		8,527,052

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	550,000	557,242
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	133,217
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	3,320,000	3,187,376
Duke Energy Progress LLC
3.60%, 09/15/2047	1,050,000	1,003,821
Entergy Arkansas LLC
3.70%, 06/01/2024	267,000	277,078
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	347,000	349,828
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,512,000	1,571,823
5.30%, 06/01/2042	75,000	90,617

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
3.60%, 04/01/2024	$ 966,000	$ 999,876
5.75%, 04/01/2037	150,000	183,521
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	560,000	560,784

		8,915,183

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.25%, 09/08/2024	360,000	349,001
3.88%, 01/12/2028	1,415,000	1,362,198
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,750,000	1,818,277

		3,529,476

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	1,352,000	1,357,696
Schlumberger Investment SA
3.65%, 12/01/2023 (C)	132,000	136,819
Weatherford International, Ltd.
5.95%, 04/15/2042	155,000	86,754

		1,581,269

Equity Real Estate Investment Trusts - 0.7%
American Tower Trust #1
3.65%, 03/15/2048 (E)	775,000	779,091
CBL & Associates, LP
5.25%, 12/01/2023 (C)	1,036,000	802,900
EPR Properties
4.75%, 12/15/2026 (C)	1,347,000	1,383,308
HCP, Inc.
3.40%, 02/01/2025	2,683,000	2,665,617
Hospitality Properties Trust
5.00%, 08/15/2022	1,250,000	1,293,975
Kilroy Realty, LP
4.25%, 08/15/2029	1,120,000	1,142,132
4.38%, 10/01/2025	674,000	695,632
Realty Income Corp.
3.88%, 07/15/2024	965,000	1,001,241
VEREIT Operating Partnership, LP
3.95%, 08/15/2027	1,399,000	1,378,163
4.63%, 11/01/2025	482,000	498,514

		11,640,573

Food & Staples Retailing - 0.1%
Sysco Corp.
3.30%, 07/15/2026	1,023,000	1,016,622
Walmart, Inc.
3.63%, 12/15/2047	1,540,000	1,521,408

		2,538,030

Food Products - 0.1%
Kraft Heinz Foods Co.
2.80%, 07/02/2020	880,000	878,877
4.88%, 02/15/2025 (E)	535,000	547,021

		1,425,898

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	896,000	931,412

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.
4.70%, 03/01/2049	$ 1,051,000	$ 1,116,135
Edwards Lifesciences Corp.
4.30%, 06/15/2028	1,027,000	1,077,065

		3,124,612

Health Care Providers & Services - 0.3%
Cigna Corp.
4.13%, 11/15/2025 (E)	827,000	855,931
Coventry Health Care, Inc.
5.45%, 06/15/2021	222,000	232,063
CVS Health Corp.
2.13%, 06/01/2021	1,337,000	1,314,175
4.10%, 03/25/2025	508,000	521,535
HCA Healthcare, Inc.
6.25%, 02/15/2021	645,000	677,798
HCA, Inc.
5.25%, 04/15/2025	742,000	796,744
Quest Diagnostics, Inc.
4.20%, 06/30/2029	1,475,000	1,515,903

		5,914,149

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	842,000	863,623
Whirlpool Corp.
4.75%, 02/26/2029	672,000	689,411

		1,553,034

Industrial Conglomerates - 0.1%
General Electric Co.
6.88%, 01/10/2039, MTN	1,419,000	1,677,928

Insurance - 0.3%
Allstate Corp.
3.28%, 12/15/2026	997,000	1,010,994
Athene Global Funding
3.00%, 07/01/2022 (E)	997,000	994,653
CNA Financial Corp.
5.88%, 08/15/2020	1,454,000	1,511,976
Fidelity National Financial, Inc.
5.50%, 09/01/2022	255,000	270,249
Lincoln National Corp.
3.63%, 12/12/2026	1,047,000	1,052,017

		4,839,889

Interactive Media & Services - 0.1%
Baidu, Inc.
4.38%, 05/14/2024	1,213,000	1,257,597

Internet & Direct Marketing Retail - 0.0% (B)
Booking Holdings, Inc.
3.60%, 06/01/2026	630,000	640,217

IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	823,000	835,916

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	1,236,000	1,422,338

Machinery - 0.0% (B)
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	580,000	574,850

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	$ 1,240,000	$ 1,266,350
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	473,000	480,095
NBCUniversal Media LLC
4.38%, 04/01/2021	1,440,000	1,487,570
4.45%, 01/15/2043	1,294,000	1,340,182

		4,574,197

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	800,000	777,664
4.75%, 04/10/2027 (E)	365,000	371,952
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	185,000	182,338

		1,331,954

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	87,000	89,172
4.88%, 03/01/2044	201,000	220,052
Dominion Energy, Inc.
2.58%, 07/01/2020	833,000	828,399
DTE Electric Co.
4.30%, 07/01/2044	1,519,000	1,617,153
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	650,000	644,512

		3,399,288

Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.
5.55%, 03/15/2026	2,142,000	2,332,931
BP Capital Markets PLC
3.12%, 05/04/2026	2,307,000	2,301,770
Energy Transfer Operating, LP
4.90%, 02/01/2024	659,000	694,819
5.15%, 02/01/2043	800,000	765,243
5.95%, 10/01/2043	740,000	780,455
7.60%, 02/01/2024	581,000	667,317
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,642,000	1,600,327
EOG Resources, Inc.
2.45%, 04/01/2020	371,000	369,480
Exxon Mobil Corp.
3.04%, 03/01/2026	1,950,000	1,978,484
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	1,295,000	1,341,135
Nexen, Inc.
5.88%, 03/10/2035	10,000	12,051
Petrobras Global Finance BV
6.25%, 03/17/2024 (C)	670,000	719,413
Petroleos Mexicanos
3.50%, 01/30/2023	1,515,000	1,446,977
6.50%, 01/23/2029	656,000	650,096
6.88%, 08/04/2026	790,000	823,417
Petronas Capital, Ltd.
5.25%, 08/12/2019 (E)	1,490,000	1,502,757
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	670,000	674,707
Shell International Finance BV
2.50%, 09/12/2026	1,826,000	1,764,448
3.75%, 09/12/2046	266,000	266,536

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	$ 160,000	$ 164,821
4.63%, 03/01/2034	145,000	152,532
Western Midstream Operating, LP
5.38%, 06/01/2021	259,000	268,475
Williams Cos., Inc.
5.40%, 03/04/2044	128,000	136,404
7.88%, 09/01/2021	109,000	120,461

		21,535,056

Pharmaceuticals - 0.3%
AstraZeneca PLC
4.00%, 01/17/2029 (C)	345,000	362,242
Bayer US Finance LLC
3.00%, 10/08/2021 (E)	992,000	983,880
Merck & Co., Inc.
3.40%, 03/07/2029	667,000	684,276
Mylan, Inc.
4.55%, 04/15/2028	1,102,000	1,071,366
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028 (E)	1,871,000	2,028,270

		5,130,034

Road & Rail - 0.0% (B)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	508,000	513,627
3.75%, 04/01/2024	48,000	50,108

		563,735

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
2.88%, 05/11/2024	1,548,000	1,557,804
KLA-Tencor Corp.
4.10%, 03/15/2029	980,000	997,391
Lam Research Corp.
3.75%, 03/15/2026	1,116,000	1,136,207
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (E)	537,000	566,975
QUALCOMM, Inc.
3.25%, 05/20/2027	700,000	683,971

		4,942,348

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	1,571,000	1,612,823

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.85%, 02/23/2023	1,376,000	1,388,584
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	1,015,000	1,091,684
Western Digital Corp.
4.75%, 02/15/2026 (C)	1,485,000	1,418,175

		3,898,443

Tobacco - 0.1%
Altria Group, Inc.
4.40%, 02/14/2026	689,000	708,180
BAT Capital Corp.
2.30%, 08/14/2020	486,000	481,020
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	450,000	455,083

		1,644,283

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	$ 1,016,000	$ 1,022,814
4.38%, 07/16/2042	250,000	260,595
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	3,306,000	3,313,559
3.72%, 07/15/2043 (E)	40,000	40,510
Sprint Corp.
7.25%, 09/15/2021	330,000	346,500
7.88%, 09/15/2023	200,000	209,500

		5,193,478

Total Corporate Debt Securities (Cost $219,647,290)		220,475,203

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025 (C)	480,000	488,645

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	305,000	314,458
4.50%, 01/28/2026	1,125,000	1,185,750

		1,500,208

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,160,000	1,225,221
5.38%, 10/17/2023 (E)	400,000	432,871

		1,658,092

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,883,000	1,859,839

Panama - 0.0% (B)
Panama Government International Bond
3.88%, 03/17/2028	550,000	571,180

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	160,000	201,360

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023 (C)	405,000	407,495

Qatar - 0.0% (B)
Qatar Government International Bond
3.88%, 04/23/2023 (E)	200,000	205,694

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	705,000	692,722

Total Foreign Government Obligations (Cost $7,464,602)		7,585,235

MORTGAGE-BACKED SECURITIES - 3.8%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (E)	1,300,000	1,314,854

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	$ 1,630,000	$ 1,621,466
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	1,390,000	1,359,695
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,935,000	126,408
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	755,000	762,437
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,150,000	1,166,909
BCAP LLC Trust
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	10,234	10,176
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (E)	1,800,000	1,836,478
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (D), 03/13/2035 (E)	2,550,000	2,600,961
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	102,652	106,660
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	299,497
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	407,636	408,942
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	1,065,340	1,054,645
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,648,000	1,753,329
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	80,047	78,987
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	170,000	169,793
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	1,969,656
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	890,000	931,490
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	3,500,000	3,536,228
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	690,000	686,808
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	1,690,000	1,685,377
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,135,000	1,140,655
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.78% (D), 08/26/2036 (E)	49,294	49,429
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 3.15% (D), 12/27/2035 (E)	620,106	614,698

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month LIBOR + 0.15%, 2.64% (D), 12/25/2036	$ 138,349	$ 123,571
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	440,000	436,936
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	1,830,837	1,847,167
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	797,863
Jefferies Resecuritization Trust
Series 2009-R7, Class 1A1,
4.25% (D), 02/26/2036 (E)	46,842	46,928
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	420,000	425,031
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	5,383,886	5,483,081
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	424,677	420,842
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	2,010,000	2,031,571
Series 2013-C11, Class B,
4.37% (D), 08/15/2046	945,000	975,759
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	4,890,000	4,821,959
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	610,489	596,904
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.88% (D), 08/15/2034 (E)	4,117,912	4,115,301
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	303,386	306,323
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	268,882	271,559
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	991,749	999,237
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	265,418	267,952
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	581,571	588,100
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	632,237	639,206
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	672,909	670,839
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	1,244,325	1,257,122
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	1,529,629	1,556,736
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	1,462,902	1,494,975

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	$ 2,288,454	$ 2,337,886
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	904,539	924,095
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	2,169,000	2,219,603
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	1,911,000	1,891,576
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 3.07% (D), 05/25/2035	218,091	216,979
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	916,000	929,343
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 4.98% (D), 06/15/2029 (E)	915,000	915,263

Total Mortgage-Backed Securities (Cost $65,286,733)		64,895,285

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	55,000	79,246
State of California, General Obligation Unlimited
7.30%, 10/01/2039	765,000	1,106,978
7.60%, 11/01/2040	660,000	1,024,644
7.70%, 11/01/2030	580,000	626,893
7.95%, 03/01/2036	1,525,000	1,597,788
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	50,000	56,252

		4,491,801

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	50,000	56,270

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	71,000	106,643

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	60,000	81,825
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	55,000	75,187

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued) (B)
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	$ 55,000	$ 66,467
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	95,000	115,825

		339,304

Total Municipal Government Obligations (Cost $5,082,401)		4,994,018

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.1%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	599,612	651,805
5.50%, 07/01/2037 - 06/01/2041	131,385	143,572
6.00%, 12/01/2037	56,349	63,581
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	5,908,862	5,946,351
3.01%, 07/25/2025	7,159,000	7,271,053
3.06% (D), 08/25/2024	3,640,000	3,710,693
3.49%, 01/25/2024	2,260,000	2,344,229
3.53% (D), 07/25/2023	1,852,000	1,918,117
Federal National Mortgage Association
2.50%, TBA (G)	4,196,000	4,170,965
3.00%, TBA (G)	40,561,000	40,569,104
3.33% (D), 10/25/2023	236,254	242,707
3.50%, 07/01/2028 - 01/01/2029	494,653	507,539
3.50%, TBA (G)	25,460,000	25,805,087
4.00%, 06/01/2042	151,432	157,631
4.00%, TBA (G)	14,441,000	14,854,043
4.50%, 02/01/2025 - 06/01/2026	274,769	282,513
12-Month LIBOR + 1.52%, 4.60% (D), 02/01/2043	63,403	65,576
5.00%, 04/01/2039 - 11/01/2039	1,949,392	2,116,096
5.00%, TBA (G)	6,604,000	6,981,771
5.50%, 04/01/2037 - 12/01/2041	993,412	1,103,649
6.00%, 08/01/2036 - 06/01/2041	1,828,662	2,019,540
6.50%, 05/01/2040	141,435	161,720
Government National Mortgage Association, Interest Only STRIPS
0.78% (D), 02/16/2053	753,650	36,371

Total U.S. Government Agency Obligations (Cost $119,631,742)		121,123,713

U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury - 8.7%
U.S. Treasury Bond
2.25%, 08/15/2046	4,306,000	3,839,741
2.50%, 02/15/2045 - 05/15/2046	12,009,000	11,310,942
2.75%, 08/15/2042 - 11/15/2047	9,134,600	9,038,431
2.88%, 08/15/2045	5,077,000	5,144,627
3.00%, 05/15/2042 - 08/15/2048	3,296,900	3,423,437
3.13%, 02/15/2042 - 05/15/2048	3,152,000	3,349,468
3.50%, 02/15/2039	8,413,500	9,533,219
3.63%, 02/15/2044	8,879,700	10,214,777
4.50%, 02/15/2036	5,950,600	7,536,342
4.75%, 02/15/2037	7,403,000	9,714,413
5.25%, 02/15/2029	3,464,000	4,319,852
U.S. Treasury Note
1.00%, 11/30/2019	6,783,000	6,719,409
1.13%, 06/30/2021 - 09/30/2021	2,832,000	2,762,189

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.38%, 09/30/2019	$ 6,580,000	$ 6,544,273
1.50%, 08/15/2026	5,308,000	5,006,730
1.63%, 02/15/2026 - 05/15/2026	6,615,000	6,313,741
2.25%, 11/15/2027	2,300,200	2,275,760
2.38%, 01/31/2023 - 02/29/2024	6,346,000	6,378,599
2.50%, 12/31/2020 - 05/15/2024	11,414,900	11,509,469
2.63%, 12/15/2021 - 02/15/2029	1,872,700	1,902,133
2.88%, 09/30/2023 - 08/15/2028	11,993,300	12,409,716
3.13%, 11/15/2028	7,531,600	7,989,086

		147,236,354

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,644,566	1,815,629
2.50%, 01/15/2029	4,831,843	5,724,484
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	6,360,386	6,420,582

		13,960,695

Total U.S. Government Obligations (Cost $159,049,710)		161,197,049

COMMERCIAL PAPER - 4.6%
Banks - 0.3%
Bedford Row Funding Corp.
2.61% (H), 04/26/2019	4,700,000	4,690,976
Sumitomo Mitsui Banking Corp.
2.77% (H), 04/11/2019	1,000,000	999,097

		5,690,073

Capital Markets - 0.4%
Cedar Springs Capital Co. LLC
2.65% (H), 06/05/2019	3,750,000	3,731,854
Intercontinental Exchange, Inc.
2.63% (H), 04/18/2019	3,000,000	2,995,915

		6,727,769

Diversified Financial Services - 3.3%
Atlantic Asset Securitization LLC
2.61% (H), 06/24/2019	5,000,000	4,969,422
Barton Capital Corp.
2.61% (H), 04/29/2019	4,000,000	3,991,467
CAFCO LLC
2.74% (H), 04/24/2019	1,200,000	1,197,767
Cancara Asset Securitisation LLC
2.64% (H), 06/19/2019	4,000,000	3,976,690
Chariot Funding LLC
2.59% (H), 06/21/2019	500,000	497,072
Ciesco LLC
2.63% (H), 05/08/2019	6,000,000	5,983,230
Fairway Finance Corp.
2.83% (H), 04/01/2019	6,000,000	5,999,077
Gotham Funding Corp.
2.60% (H), 05/20/2019	7,000,000	6,974,712
Le Fayette Asset Securitization LLC
2.81% (H), 04/08/2019	2,800,000	2,798,075
2.84% (H), 04/08/2019	2,000,000	1,998,610
LMA SA / LMA Americas LLC
2.60% (H), 06/10/2019	6,000,000	5,969,400
Sheffield Receivable
2.67% (H), 05/20/2019	5,900,000	5,878,101
Victory Receivables
2.84% (H), 04/01/2019	6,000,000	5,999,073

		56,232,696

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Equity Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.
2.62% (H), 05/08/2019	$ 3,000,000	$ 2,991,647

Health Care Providers & Services - 0.4%
United Healthcare Co.
2.78% (H), 06/11/2019	6,000,000	5,966,907

Total Commercial Paper (Cost $77,609,092)		77,609,092

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
2.41% (H), 05/09/2019	629,000	627,352
2.42% (H), 04/04/2019	14,339,000	14,334,277

Total Short-Term U.S. Government Obligations (Cost $14,961,629)		14,961,629

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (H)	11,769,218	11,769,218

Total Other Investment Company (Cost $11,769,218)		11,769,218

Principal	Value
REPURCHASE AGREEMENT - 1.5%

Fixed Income Clearing Corp., 1.45% (H), dated 03/29/2019, to be repurchased at $25,743,741 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $26,257,934.

$ 25,740,630	$ 25,740,630

Total Repurchase Agreement (Cost $25,740,630)	25,740,630

Total Investments (Cost $1,647,959,136)	1,798,111,245
Net Other Assets (Liabilities) - (5.5)%	(94,543,148)

Net Assets - 100.0%	$ 1,703,568,097

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	94	06/21/2019	$13,007,778	$13,337,660	$329,882	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,026,488,534	$—	$—	$1,026,488,534
Preferred Stocks	457,826	—	—	457,826
Asset-Backed Securities	—	60,813,813	—	60,813,813
Corporate Debt Securities	—	220,475,203	—	220,475,203
Foreign Government Obligations	—	7,585,235	—	7,585,235
Mortgage-Backed Securities	—	64,895,285	—	64,895,285
Municipal Government Obligations	—	4,994,018	—	4,994,018
U.S. Government Agency Obligations	—	121,123,713	—	121,123,713
U.S. Government Obligations	—	161,197,049	—	161,197,049
Commercial Paper	—	77,609,092	—	77,609,092
Short-Term U.S. Government Obligations	—	14,961,629	—	14,961,629
Other Investment Company	11,769,218	—	—	11,769,218
Repurchase Agreement	—	25,740,630	—	25,740,630

Total Investments	$1,038,715,578	$759,395,667	$—	$1,798,111,245

Other Financial Instruments
Futures Contracts (J)	$329,882	$—	$—	$329,882

Total Other Financial Instruments	$329,882	$—	$—	$329,882

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,508,936. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $164,193,723, representing 9.6% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at March 31, 2019.
(I)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 2.5%
International Fixed Income Fund - 2.5%
iShares JPMorgan EM Local Currency Bond ETF	1,964	$ 86,102

Total Exchange-Traded Fund (Cost $88,868)		86,102

INVESTMENT COMPANIES - 93.7%
International Alternative Funds - 30.2%
Transamerica Global Multifactor Macro (A) (B)	47,812	437,483
Transamerica Unconstrained Bond (B)	61,044	598,234

		1,035,717

International Equity Funds - 7.3%
Transamerica Emerging Markets Equity (B)	12,439	123,149
Transamerica Global Real Estate Securities (B)	8,841	126,426

		249,575

International Fixed Income Funds - 16.6%
Transamerica Emerging Markets Debt (B)	22,249	229,385
Transamerica Inflation Opportunities (B)	34,038	340,381

		569,766

U.S. Alternative Funds - 31.9%
Transamerica Event Driven (B)	38,178	389,413
Transamerica Long/Short Strategy (B)	59,655	365,091
Transamerica Managed Futures Strategy (A) (B)	46,916	339,203

		1,093,707

U.S. Fixed Income Funds - 5.0%
Transamerica Core Bond (B)	5,125	50,535
Transamerica High Yield Bond (B)	13,322	120,701

		171,236

U.S. Mixed Allocation Fund - 2.7%
Transamerica MLP & Energy Income (B)	12,999	93,205

Total Investment Companies (Cost $3,283,214)		3,213,206

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $103,201 on 04/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 08/31/2021, and with a value of $107,272.	$ 103,189	103,189

Total Repurchase Agreement (Cost $103,189)		103,189

Total Investments (Cost $3,475,271)		3,402,497
Net Other Assets (Liabilities) - 0.8%		27,247

Net Assets - 100.0%		$ 3,429,744

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Fund	$86,102	$—	$—	$86,102
Investment Companies	3,213,206	—	—	3,213,206
Repurchase Agreement	—	103,189	—	103,189

Total Investments	$3,299,308	$103,189	$—	$3,402,497

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$34,531	$15,250	$—	$—	$754	$50,535	5,125	$249	$—
Transamerica Emerging Markets Debt	217,715	2,797	—	—	8,873	229,385	22,249	2,201	—
Transamerica Emerging Markets Equity	192,304	—	(80,000)	(17,372)	28,217	123,149	12,439	—	—
Transamerica Event Driven	359,994	9,999	—	—	19,420	389,413	38,178	—	—
Transamerica Global Multifactor Macro	432,224	—	—	—	5,259	437,483	47,812	—	—
Transamerica Global Real Estate Securities	109,783	325	—	—	16,318	126,426	8,841	325	—
Transamerica High Yield Bond	83,121	31,745	—	—	5,835	120,701	13,322	1,745	—
Transamerica Inflation Opportunities	328,127	—	—	—	12,254	340,381	34,038	—	—
Transamerica Long/Short Strategy	350,177	—	—	—	14,914	365,091	59,655	—	—
Transamerica Managed Futures Strategy	335,918	—	—	—	3,285	339,203	46,916	—	—
Transamerica MLP & Energy Income	78,204	4,243	—	—	10,758	93,205	12,999	1,273	—
Transamerica Unconstrained Bond	586,367	7,038	(13,044)	306	17,567	598,234	61,044	7,036	—

Total	$3,108,465	$71,397	$(93,044)	$(17,066)	$143,454	$3,213,206	362,618	$12,829	$—

(C)	Rate disclosed reflects the yield at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month LIBOR + 0.78%, 3.27% (A), 05/25/2034	$ 388,811	$ 389,389
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 3.87% (A), 04/25/2026 (B)	482,496	482,500
Crown Point CLO, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 3.71% (A), 07/17/2028 (B)	900,000	892,809
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 3.93% (A), 01/16/2026 (B)	1,208,889	1,208,876
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.69% (A), 10/15/2027 (B)	1,400,000	1,395,589
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 3.37% (A), 03/25/2035	258,247	259,559
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 3.48% (A), 06/20/2027 (B)	500,000	497,672
Flagship CLO, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 3.63% (A), 01/16/2026 (B)	400,000	398,678
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 3.88% (A), 01/20/2026 (B)	458,917	458,915
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	2,200,000	2,163,953
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 3.81% (A), 01/21/2028 (B)	500,000	498,478
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 3.86% (A), 10/22/2025 (B)	1,022,547	1,022,156
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 3.69% (A), 04/15/2028 (B)	1,600,000	1,584,814

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 3.59% (A), 10/15/2026 (B)	$ 772,761	$ 768,928
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 3.19% (A), 12/26/2031 (B)	36,585	36,540
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.98% (A), 10/20/2026 (B)	617,994	618,007
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 3.58% (A), 11/15/2026 (B)	684,196	681,446
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 3.44% (A), 11/25/2065 (B)	489,806	491,596
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.93% (A), 02/17/2032 (B)	1,412,287	1,435,894
Zais CLO 1, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 3.94% (A), 04/15/2028 (B)	700,000	697,988

Total Asset-Backed Securities (Cost $15,911,173)		15,983,787

CERTIFICATES OF DEPOSIT - 0.2%
Banks - 0.2%
Barclays Bank PLC
3-Month LIBOR + 0.40%, 3.17% (A), 10/25/2019	500,000	500,000
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 3.30% (A), 10/26/2020	800,000	800,000

Total Certificates of Deposit (Cost $1,300,000)		1,300,000

CORPORATE DEBT SECURITIES - 31.9%
Aerospace & Defense - 0.0% (C)
United Technologies Corp.
3.95%, 08/16/2025	100,000	103,858

Airlines - 0.8%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	553,304	534,893
3.25%, 04/15/2030	184,314	176,964
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B)	395,095	402,483
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	27,259	27,761
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,719,747	1,658,180

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
2.88%, 04/07/2030	$ 852,424	$ 816,963
3.10%, 04/07/2030	852,424	809,718

		4,426,962

Banks - 8.2%
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	722,873
Bank of America Corp.
2.63%, 10/19/2020, MTN	950,000	947,634
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	4,954,000	4,844,264
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	700,000	711,397
Bank of Montreal
1.75%, 06/15/2021 (B)	1,600,000	1,571,450
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,170,047
4.34%, 01/10/2028	600,000	596,337
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	700,000	714,438
BNP Paribas SA
3.38%, 01/09/2025 (B)	1,400,000	1,371,702
BPCE SA
3-Month LIBOR + 1.24%, 3.84% (A), 09/12/2023 (B)	1,200,000	1,194,600
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.73% (A), 07/24/2023	100,000	100,167
4.40%, 06/10/2025	1,200,000	1,242,345
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	2,500,000	2,460,905
HSBC Holdings PLC
Fixed until 09/28/2026 (D), 5.88% (A)	GBP 200,000	262,118
HSBC USA, Inc.
2.38%, 11/13/2019	$ 550,000	548,608
2.75%, 08/07/2020	1,770,000	1,771,699
3-Month LIBOR + 0.61%, 3.30% (A), 11/13/2019	460,000	461,299
ING Groep NV
3-Month LIBOR + 1.00%, 3.60% (A), 10/02/2023	1,500,000	1,495,096
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	202,799
3.90%, 07/15/2025	215,000	223,383
3-Month LIBOR + 3.47%, 6.22% (A), 04/30/2019 (D)	400,000	402,000
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	409,589
4.55%, 08/16/2028 (E)	1,400,000	1,449,764
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	750,000	749,055
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 4.51% (A), 03/01/2021	987,000	1,010,842
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	199,422
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 3.60% (A), 09/11/2024 (E)	600,000	604,491
MUFG Bank, Ltd.
2.30%, 03/05/2020 (B)	350,000	348,608
National Australia Bank, Ltd.
1.38%, 07/12/2019	1,600,000	1,594,324

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	$ 600,000	$ 622,924
Fixed until 08/15/2021 (D), 8.63% (A)	1,000,000	1,065,000
Santander UK Group Holdings PLC
2.88%, 10/16/2020	1,660,000	1,655,887
3.13%, 01/08/2021	200,000	199,900
Santander UK PLC
2.38%, 03/16/2020	3,400,000	3,388,341
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (F)	400,000	401,595
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (D) (F)	EUR 700,000	915,494
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 1,790,000	1,787,547
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026 (E)	400,000	382,878
3-Month LIBOR + 0.80%, 3.58% (A), 10/16/2023	200,000	199,999
Swedbank AB
2.20%, 03/04/2020 (B)	1,190,000	1,180,494
UniCredit SpA
6.57%, 01/14/2022 (B)	600,000	627,851
7.83%, 12/04/2023 (B)	700,000	776,657
Wells Fargo & Co.
2.50%, 03/04/2021	300,000	298,546
2.55%, 12/07/2020, MTN	160,000	159,482
3.00%, 02/19/2025, MTN	500,000	494,272
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	500,000	501,926
Wells Fargo Bank NA
3.55%, 08/14/2023	1,400,000	1,436,446
Westpac Banking Corp.
2.25%, 11/09/2020 (B) (E)	2,400,000	2,388,006

		47,864,501

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	600,000	575,875
5.55%, 01/23/2049	200,000	219,509
Bacardi, Ltd.
4.70%, 05/15/2028 (B)	300,000	299,945
Pernod Ricard SA
5.75%, 04/07/2021 (B)	200,000	210,652

		1,305,981

Biotechnology - 0.3%
AbbVie, Inc.
4.25%, 11/14/2028	1,200,000	1,225,636
Amgen, Inc.
4.40%, 05/01/2045	500,000	490,135
4.56%, 06/15/2048	200,000	200,283

		1,916,054

Building Products - 0.2%
Fortune Brands Home & Security, Inc.
4.00%, 09/21/2023 - 06/15/2025	740,000	759,515
Masco Corp.
4.45%, 04/01/2025	40,000	41,075
Owens Corning
3.40%, 08/15/2026	400,000	376,989
4.20%, 12/01/2024	50,000	50,520

		1,228,099

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.9%
Brighthouse Holdings LLC
6.50% (G), 07/27/2037 (B) (D)	$ 300,000	$ 276,000
Charles Schwab Corp.
Fixed until 12/01/2027 (D), 5.00% (A)	800,000	750,000
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	600,000	588,102
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	2,900,000	2,921,952
Deutsche Bank AG
3-Month LIBOR + 1.29%, 4.03% (A), 02/04/2021	900,000	892,505
4.25%, 10/14/2021	600,000	602,694
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	140,000	141,422
3.85%, 07/08/2024, MTN	4,700,000	4,791,269
Lazard Group LLC
3.75%, 02/13/2025	81,000	81,606
Moody’s Corp.
5.25%, 07/15/2044	100,000	112,942
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	600,000	611,954
4.00%, 07/23/2025, MTN	140,000	144,091
5.50%, 07/24/2020, MTN	4,100,000	4,239,627
S&P Global, Inc.
4.40%, 02/15/2026	80,000	86,020
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (B)	800,000	825,945

		17,066,129

Chemicals - 0.3%
Huntsman International LLC
5.13%, 11/15/2022	200,000	208,750
International Flavors & Fragrances, Inc.
3.40%, 09/25/2020	600,000	603,606
SASOL Financing LLC
5.88%, 03/27/2024	800,000	848,412

		1,660,768

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	40,000	39,333
7.00%, 10/15/2037 (B)	300,000	384,852
RELX Capital, Inc.
4.00%, 03/18/2029	600,000	612,200

		1,036,385

Consumer Finance - 1.3%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 3.17% (A), 08/15/2019, MTN	700,000	701,008
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	800,000	797,331
3.40%, 02/22/2022 (B)	500,000	504,420
Discover Financial Services
4.50%, 01/30/2026	300,000	308,118
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.53% (A), 09/24/2020, MTN	900,000	896,119
3-Month LIBOR + 0.81%, 3.61% (A), 04/05/2021	200,000	195,269

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC (continued)
5.75%, 02/01/2021	$ 500,000	$ 514,920
General Motors Financial Co., Inc.
3-Month LIBOR + 1.55%, 4.35% (A), 01/14/2022	200,000	200,554
Nissan Motor Acceptance Corp.
2.55%, 03/08/2021 (B)	200,000	196,842
Synchrony Financial
2.70%, 02/03/2020	41,000	40,945
5.15%, 03/19/2029	100,000	101,690
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	800,000	798,710
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	2,100,000	2,097,568

		7,353,494

Diversified Consumer Services - 0.6%
Nationwide Building Society
3.90%, 07/21/2025 (B)	3,200,000	3,257,784

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025	1,300,000	1,307,242
4.63%, 07/01/2022	150,000	154,762
AXA Equitable Holdings, Inc.
4.35%, 04/20/2028	300,000	304,552
Helios Leasing I LLC
1.56%, 09/28/2024	96,582	93,520
ORIX Corp.
3.25%, 12/04/2024	900,000	898,854
Protective Life Global Funding
2.70%, 11/25/2020 (B)	1,590,000	1,587,280
Tagua Leasing LLC
1.58%, 11/16/2024	100,917	97,934
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048	300,000	259,500

		4,703,644

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3.40%, 05/15/2025	50,000	49,476
3-Month LIBOR + 0.93%, 3.53% (A), 06/30/2020	170,000	171,218
3-Month LIBOR + 1.18%, 3.78% (A), 06/12/2024	2,400,000	2,380,765
4.30%, 02/15/2030	61,000	61,700
4.35%, 03/01/2029	800,000	817,257
Verizon Communications, Inc.
3.38%, 02/15/2025	133,000	134,566
4.02%, 12/03/2029 (B)	871,000	896,060
4.33%, 09/21/2028	1,041,000	1,100,895

		5,611,937

Electric Utilities - 1.7%
AEP Texas, Inc.
3.95%, 06/01/2028	800,000	833,460
Appalachian Power Co.
3.40%, 06/01/2025	1,430,000	1,448,828
Duke Energy Corp.
3.75%, 04/15/2024	200,000	206,240
3.95%, 10/15/2023	500,000	518,292
Duke Energy Florida LLC
3.80%, 07/15/2028	800,000	835,179

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Electricite de France SA
3.63%, 10/13/2025 (B)	$ 1,500,000	$ 1,526,455
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	152,880
Entergy Mississippi LLC
2.85%, 06/01/2028	1,300,000	1,253,657
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	600,000	603,060
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/2022	600,000	605,140
Pacific Gas & Electric Co.
3.50%, 06/15/2025 (H)	40,000	35,600
4.25%, 08/01/2023 (B) (H)	400,000	370,000
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,227,403
SP Group Treasury Pte, Ltd.
3.38%, 02/27/2029 (B)	400,000	404,748

		10,020,942

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	500,000	484,723

Energy Equipment & Services - 0.4%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	1,900,000	1,979,410
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (F)	287,500	282,828

		2,262,238

Equity Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	300,000	302,632
4.30%, 01/15/2026	800,000	829,293
4.50%, 07/30/2029	700,000	737,034
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,364,470
3.50%, 01/31/2023	100,000	101,373
4.00%, 06/01/2025	1,250,000	1,286,726
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 3.79% (A), 02/01/2022	800,000	796,995
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	407,250
5.25%, 01/15/2023	1,600,000	1,717,057
Digital Realty Trust, LP
3.95%, 07/01/2022	1,830,000	1,877,707
Essex Portfolio, LP
4.00%, 03/01/2029	700,000	716,293
Federal Realty Investment Trust
3.63%, 08/01/2046	250,000	228,731
National Retail Properties, Inc.
4.80%, 10/15/2048	700,000	747,397
Prologis, LP
3.75%, 11/01/2025	40,000	41,811
Unibail-Rodamco SE
3-Month LIBOR + 0.77%, 3.55% (A), 04/16/2019, MTN (F)	600,000	600,165
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	800,000	827,409
Welltower, Inc.
3.95%, 09/01/2023	300,000	311,144
4.95%, 09/01/2048	600,000	633,307

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
4.00%, 11/15/2029	$ 1,500,000	$ 1,543,530
WP Carey, Inc.
4.60%, 04/01/2024	800,000	831,689

		15,902,013

Food & Staples Retailing - 0.0% (C)
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	85,965	84,658

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	100,000	100,949
4.38%, 06/01/2046	500,000	432,521

		533,470

Gas Utilities - 0.3%
Brooklyn Union Gas Co.
3.87%, 03/04/2029 (B)	700,000	721,121
Southern California Gas Co.
4.13%, 06/01/2048	900,000	925,021

		1,646,142

Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp.
3.38%, 05/15/2022	1,430,000	1,449,193
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,640,000	1,635,975
3.15%, 04/01/2022	80,000	80,221
3.55%, 04/01/2025	80,000	78,882

		3,244,271

Health Care Providers & Services - 0.5%
Aetna, Inc.
3.50%, 11/15/2024	50,000	50,032
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	702,374
CHRISTUS Health
4.34%, 07/01/2028	600,000	641,291
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	300,000	327,071
HCA, Inc.
5.88%, 03/15/2022 (E)	200,000	214,558
Humana, Inc.
4.80%, 03/15/2047	400,000	421,357
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	676,594

		3,033,277

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
3.80%, 04/01/2028, MTN (E)	700,000	722,444

Industrial Conglomerates - 0.1%
General Electric Co.
5.55%, 01/05/2026, MTN	400,000	423,468

Insurance - 2.2%
Berkshire Hathaway Finance Corp.
4.20%, 08/15/2048	600,000	621,644
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	90,000	91,586
First American Financial Corp.
4.30%, 02/01/2023	100,000	101,713
4.60%, 11/15/2024	50,000	51,848

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	$ 300,000	$ 315,374
Jackson National Life Global Funding
2.30%, 04/16/2019 (B)	300,000	299,947
2.60%, 12/09/2020 (B)	1,580,000	1,575,104
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	50,000	51,494
Meiji Yasuda Life Insurance Co.
Fixed until 04/26/2028, 5.10% (A), 04/26/2048 (B)	900,000	937,919
MetLife, Inc.
4.05%, 03/01/2045	40,000	39,958
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	250,000	248,095
2.50%, 12/03/2020 (B)	1,820,000	1,812,975
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,500,000	1,338,305
Pricoa Global Funding I
2.20%, 05/16/2019 (B)	200,000	199,860
2.55%, 11/24/2020 (B)	1,590,000	1,583,212
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	1,300,000	1,292,209
3.00%, 04/18/2026 (B)	500,000	493,595
Reliance Standard Life Global Funding II
2.50%, 04/24/2019 (B)	100,000	99,975
RenaissanceRe Holdings, Ltd.
3.60%, 04/15/2029	400,000	393,198
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	1,200,000	1,231,312
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	97,887
XLIT, Ltd.
4.45%, 03/31/2025	40,000	41,643

		12,918,853

IT Services - 0.1%
Fidelity National Information Services, Inc.
3.88%, 06/05/2024	28,000	28,597
4.50%, 10/15/2022	819,000	854,592

		883,189

Life Sciences Tools & Services - 0.0% (C)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	110,000	111,416

Machinery - 0.2%
Wabtec Corp.
4.40%, 03/15/2024	900,000	914,959

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	450,000	439,764

Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	800,000	793,812
Comcast Corp.
4.40%, 08/15/2035	50,000	52,207
4.75%, 03/01/2044	1,600,000	1,734,379

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	$ 100,000	$ 100,694
Discovery Communications LLC
5.00%, 09/20/2037	500,000	486,130
SES SA
3.60%, 04/04/2023 (B)	200,000	197,213
Sky, Ltd.
3.13%, 11/26/2022 (B)	80,000	80,836
3.75%, 09/16/2024 (B)	200,000	207,137

		3,652,408

Metals & Mining - 0.1%
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021 (B) (E)	700,000	727,943

Multi-Utilities - 0.3%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (D), 6.13% (A)	1,000,000	1,016,250
E.ON International Finance BV
6.65%, 04/30/2038 (B)	666,000	830,922

		1,847,172

Oil, Gas & Consumable Fuels - 2.0%
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.75%, 03/01/2027 (B)	700,000	710,500
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	500,000	506,673
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (F)	400,000	421,000
Energy Transfer Operating, LP
4.05%, 03/15/2025	400,000	405,588
4.75%, 01/15/2026	100,000	104,525
7.50%, 07/01/2038	150,000	182,092
Eni SpA
4.75%, 09/12/2028 (B)	400,000	415,354
Enterprise Products Operating LLC
4.80%, 02/01/2049	1,000,000	1,063,725
ONEOK, Inc.
4.35%, 03/15/2029	1,200,000	1,221,102
Petrobras Global Finance BV
5.75%, 02/01/2029	700,000	693,350
Pioneer Natural Resources Co.
7.50%, 01/15/2020	650,000	672,610
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	100,000	99,665
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,700,000	1,873,451
Shell International Finance BV
4.00%, 05/10/2046	800,000	831,780
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B) (E)	900,000	937,440
Valero Energy Corp.
4.00%, 04/01/2029	800,000	807,299
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	40,000	39,743
3.70%, 03/15/2028 (B)	700,000	674,932

		11,660,829

Pharmaceuticals - 0.6%
Baxalta, Inc.
3.60%, 06/23/2022	15,000	15,077

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	$ 1,600,000	$ 1,494,298
Eli Lilly & Co.
3.88%, 03/15/2039	200,000	204,773
Mylan, Inc.
4.55%, 04/15/2028	400,000	388,881
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	300,000	296,066
3.20%, 09/23/2026	500,000	483,503
Zoetis, Inc.
3.90%, 08/20/2028	800,000	816,268

		3,698,866

Professional Services - 0.1%
IHS Markit, Ltd.
4.75%, 08/01/2028	500,000	523,155

Road & Rail - 0.5%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	1,300,000	1,349,599
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	500,000	507,666
Kansas City Southern
4.95%, 08/15/2045	500,000	537,515
Union Pacific Corp.
4.10%, 09/15/2067	300,000	273,942

		2,668,722

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.
3.13%, 04/15/2021 (B)	900,000	898,938
KLA-Tencor Corp.
4.10%, 03/15/2029	500,000	508,873

		1,407,811

Software - 0.4%
Microsoft Corp.
4.10%, 02/06/2037	800,000	870,114
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,248,380

		2,118,494

Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	300,000	299,490
4.85%, 04/01/2024	100,000	102,246

		401,736

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.90%, 09/12/2027	400,000	394,327
3-Month LIBOR + 0.30%, 3.03% (A), 05/06/2019	400,000	400,172
3.35%, 02/09/2027	400,000	408,221
3.75%, 09/12/2047	300,000	298,497
4.65%, 02/23/2046	400,000	451,927
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	100,000	100,878
8.10%, 07/15/2036 (B)	1,100,000	1,292,332

		3,346,354

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	$ 500,000	$ 447,370
BAT International Finance PLC
3.50%, 06/15/2022 (B)	50,000	50,207
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	200,000	202,660
Reynolds American, Inc.
4.00%, 06/12/2022	50,000	51,067
4.85%, 09/15/2023	100,000	105,484

		856,788

Trading Companies & Distributors - 0.1%
Air Lease Corp.
4.25%, 02/01/2024, MTN	500,000	511,095
GATX Corp.
3.25%, 09/15/2026	400,000	380,427

		891,522

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.95%, 03/10/2025 (B)	600,000	602,819
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	50,000	49,165

		651,984

Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	600,000	606,750
5.15%, 09/20/2029 (B)	600,000	610,500

		1,217,250

Total Corporate Debt Securities (Cost $185,225,980)		186,832,457

FOREIGN GOVERNMENT OBLIGATIONS - 3.2%
Canada - 0.5%
Province of Ontario
1.65%, 09/27/2019	1,200,000	1,194,709
Province of Quebec
2.50%, 04/20/2026	1,700,000	1,681,438

		2,876,147

Indonesia - 0.2%
Indonesia Government International Bond
4.45%, 02/11/2024 (E)	1,300,000	1,354,701

Japan - 1.1%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	3,900,000	3,820,282
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	2,600,000	2,560,891

		6,381,173

Kuwait - 0.2%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	800,000	817,000

Peru - 0.1%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 1,900,000	602,475

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 0.8%
Qatar Government International Bond
2.38%, 06/02/2021 (F)	$ 4,100,000	$ 4,044,896
4.50%, 01/20/2022 (F)	700,000	726,950

		4,771,846

Republic of Korea - 0.2%
Export-Import Bank of Korea
3-Month LIBOR + 0.70%, 3.35% (A), 05/26/2019 02/16/2017	800,000	800,495
1.93%, 02/24/2020, MTN 02/16/2017 (F) (I)	CAD 400,000	297,563

		1,098,058

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	$ 700,000	694,750

Total Foreign Government Obligations (Cost $18,619,435)		18,596,150

LOAN ASSIGNMENT - 0.2%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC
Term Loan,
TBD, 10/15/2038 (J) (K) (L)	1,330,000	1,310,296

Total Loan Assignment (Cost $1,310,460)		1,310,296

MORTGAGE-BACKED SECURITIES - 3.2%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.98% (A), 04/24/2049 (F)	GBP 383,376	500,726
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 2.93% (A), 07/25/2035	$ 14,165	14,164
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 3.36% (A), 07/15/2034 (B)	2,462,217	2,456,789
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month LIBOR + 0.60%, 3.09% (A), 05/25/2035	54,489	49,912
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	700,000	727,204
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,600,000	1,633,346
Dukinfield PLC
Series 1, Class A,
3-Month GBP LIBOR + 1.00%, 1.87% (A), 08/15/2045 (F)	GBP 204,822	267,247

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 1.00% (A), 12/10/2044 (F)	GBP 243,916	$ 314,166
Federal Home Loan Mortgage Corp.
Series W5FX, Class AFX,
2.97% (A), 04/25/2028	$ 1,700,000	1,720,025
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	900,000	928,122
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (K)	1,138,279	1,149,190
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 3.17% (A), 04/25/2028	427,714	412,796
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,628,276
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
0.99% (A), 12/15/2048	1,800,241	53,764
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 3.01% (A), 05/25/2035	102,216	102,328
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 1.02% (A), 06/10/2043 (F)	GBP 379,428	490,284
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month LIBOR + 0.24%, 2.73% (A), 03/25/2035	$ 484,568	451,767
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 0.00% (A), 10/20/2051 (B) (M)	GBP 2,000,000	2,604,899
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 1.04% (A), 06/10/2059 (F)	712,701	887,919
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.59% (A), 06/10/2059 (F)	137,042	165,041
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 1.19% (A), 06/10/2059 (F)	164,304	200,844
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.39% (A), 06/10/2059 (F)	128,938	157,284
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	$ 1,500,000	1,522,194

Total Mortgage-Backed Securities (Cost $18,469,012)		18,438,287

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	$ 200,000	$ 278,096
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	288,168
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	436,662

		1,002,926

Florida - 0.0% (C)
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	207,992

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	450,000	426,168

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	380,000	377,366

New York - 0.2%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	800,000	896,264

Utah - 0.0% (C)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 3.24% (A), 12/26/2031	46,608	46,638

West Virginia - 0.0% (C)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	225,000	224,494

Total Municipal Government Obligations (Cost $3,024,288)		3,181,848

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.6%
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022 (N)	10,800,000	10,830,034
4.50%, 08/01/2048	2,042,314	2,150,936
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 3.16% (A), 02/25/2023	686,588	687,234
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.86% (A), 01/15/2038	1,363,146	1,356,023
1-Month LIBOR + 0.40%, 2.88% (A), 02/15/2041 - 09/15/2045	1,088,688	1,089,766

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.59% (A), 01/15/2038	$ 1,363,146	$ 77,435
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 3.41% (A), 09/15/2043	1,609,763	274,003
Federal National Mortgage Association
3.50%, 06/01/2045	350,777	356,831
3.50%, TBA (M)	29,200,000	29,568,404
3.70%, 09/01/2034	925,613	971,726
4.50%, 04/01/2028 - 10/01/2041	539,917	570,059
4.50%, TBA (M)	21,400,000	22,279,155
5.50%, TBA (M)	700,000	747,362
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 3.04% (A), 02/25/2041	388,758	390,958
1-Month LIBOR + 0.57%, 3.06% (A), 06/25/2041	976,618	983,772
1-Month LIBOR + 0.75%, 3.24% (A), 05/25/2040	806,918	815,207
1-Month LIBOR + 0.85%, 3.34% (A), 11/25/2039	2,568,030	2,621,161
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	820,119	66,840
Government National Mortgage Association
1-Month LIBOR + 0.80%, 3.31% (A), 05/20/2066 - 06/20/2066	3,951,223	3,978,992

Total U.S. Government Agency Obligations (Cost $79,519,026)		79,815,898

U.S. GOVERNMENT OBLIGATIONS - 37.3%
U.S. Treasury - 35.1%
U.S. Treasury Bond
2.75%, 08/15/2047 (N)	4,700,000	4,632,988
2.88%, 11/15/2046 (N)	1,598,000	1,617,850
3.00%, 05/15/2042 - 11/15/2045	6,170,000	6,419,506
3.00%, 02/15/2048 - 08/15/2048 (N)	3,420,000	3,539,041
3.13%, 08/15/2044	7,700,000	8,161,699
3.13%, 05/15/2048 (N)	2,510,000	2,661,482
3.38%, 05/15/2044 - 11/15/2048 (N)	6,194,000	6,861,431
4.25%, 05/15/2039 - 11/15/2040 (N)	9,470,000	11,849,449
4.38%, 05/15/2040 - 05/15/2041 (N)	4,720,000	6,018,938
4.50%, 08/15/2039 (N)	32,800,000	42,349,156
6.25%, 05/15/2030	730,000	999,359
U.S. Treasury Note
1.38%, 05/31/2021 (N) (O)	740,000	725,981
1.75%, 01/31/2023	400,000	392,859
1.88%, 03/31/2022 - 04/30/2022 (N)	27,900,000	27,614,040
1.88%, 07/31/2022 (N) (O)	1,100,000	1,087,238
2.00%, 06/30/2024	1,000,000	986,875
2.13%, 03/31/2024 - 05/15/2025	1,890,000	1,874,195
2.25%, 02/15/2027 - 08/15/2027 (N)	62,580,000	62,062,240
2.63%, 02/15/2029 (N)	6,405,000	6,522,592
2.75%, 04/30/2023 - 05/31/2023 (N)	4,500,000	4,590,035
2.88%, 05/15/2028 (N)	3,230,000	3,355,036
3.00%, 09/30/2025 - 10/31/2025	1,220,000	1,270,495
3.13%, 11/15/2028 (N)	550,000	583,408

		206,175,893

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 2.2%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046 - 02/15/2048 (N)	$ 3,136,506	$ 3,196,965
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	724,381	716,890
0.50%, 01/15/2028 (N)	6,407,296	6,390,489
0.75%, 07/15/2028 (N)	2,406,216	2,459,060

		12,763,404

Total U.S. Government Obligations (Cost $209,833,559)		218,939,297

COMMERCIAL PAPER - 0.5%
Construction Materials - 0.1%
CRH America Finance, Inc.
2.77% (P), 04/26/2019	600,000	598,772

Consumer Finance - 0.1%
Nissan Motor Acceptance Corp.
2.76% (P), 04/29/2019	300,000	299,320

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
2.95% (P), 05/20/2019	400,000	398,357

Multi-Utilities - 0.1%
NiSource, Inc.
3.03% (P), 05/24/2019	400,000	398,185

Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Partners, LP
3.25% (P), 04/22/2019	1,300,000	1,297,342

Total Commercial Paper (Cost $2,991,976)		2,991,976

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
2.43% (P), 05/23/2019 (Q)	838,000	835,004

Total Short-Term U.S. Government Obligations (Cost $835,004)		835,004

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (P)	3,768,235	3,768,235

Total Other Investment Company (Cost $3,768,235)		3,768,235

	Principal	Value
REPURCHASE AGREEMENTS - 60.2%
Bank of Nova Scotia, 2.75% (P), dated 03/29/2019, to be repurchased at $72,616,638 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2023, and with a value of $73,208,553.	$ 72,600,000	72,600,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Fixed Income Clearing Corp., 1.45% (P), dated 03/29/2019, to be repurchased at $9,448,314 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $9,636,283.

	$ 9,447,173	$ 9,447,173
HSBC Bank PLC, 2.90% (P), dated 03/28/2019, to be repurchased at $50,028,194 on 04/04/2019. Collateralized by a U.S. Government Obligation, 2.13%, due 03/31/2024, and Cash with a total value of $50,016,236.	50,000,000	50,000,000
HSBC Bank PLC, 2.95% (P), dated 03/29/2019, to be repurchased at $48,311,874 on 04/01/2019. Collateralized by U.S. Government Obligations, 2.50% - 2.75%, due 08/31/2023 - 05/15/2024, and Cash with a total value of $51,630,748.	48,300,000	48,300,000
JPMorgan Securities LLC, 2.51% (P), dated 04/01/2019, to be repurchased at $100,027,889 on 04/02/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2045, and with a value of $100,849,369.	100,000,000	100,000,000
RBC Capital Markets LLC, 2.95% (P), dated 03/29/2019, to be repurchased at $72,617,848 on 04/01/2019. Collateralized by U.S. Government Obligations, 2.13% - 3.00%, due 05/15/2025 - 09/30/2025, and with a total value of $73,821,068.	72,600,000	72,600,000

Total Repurchase Agreements (Cost $352,947,173)		352,947,173

Total Investments Excluding Purchased Options/Swaptions (Cost $893,755,321)		904,940,408
Total Purchased Options/Swaptions - 0.7% (Cost $9,036,063)		3,932,705

Total Investments (Cost $902,791,384)		908,873,113
Net Other Assets (Liabilities) - (55.0)%		(322,501,785)

Net Assets - 100.0%		$ 586,371,328

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (30.7)%

Bank of Nova Scotia, 2.63% (P), dated 03/11/2019, to be repurchased at $(2,122,380) on 04/04/2019. Collateralized by U.S. Government Obligations, 3.00% - 3.38%, due 05/15/2047 - 11/15/2048, and with a total value of $(2,241,871).

	$ (2,118,665)	$ (2,118,665)
Bank of Nova Scotia, 2.64% (P), dated 01/09/2019, to be repurchased at $(42,639,878) on 04/09/2019. Collateralized by U.S. Government Obligations, 2.25% - 3.00%, due 02/15/2027 - 05/15/2047, and with a total value of $(43,751,787).	(42,360,300)	(42,360,300)
Deutsche Bank Securities, Inc., 2.46% (P), dated 03/26/2019, to be repurchased at $(6,555,378) on 04/09/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/15/2029, and with a value of $(6,544,368).	(6,549,113)	(6,549,113)
Deutsche Bank Securities, Inc., 2.65% (P), dated 03/21/2019, to be repurchased at $(1,657,896) on 04/22/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 05/15/2028, and with a value of $(1,679,628).	(1,654,000)	(1,654,000)
RBS Securities, Inc., 2.67% (P), dated 02/14/2019, to be repurchased at $(1,083,926) on 04/12/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 08/15/2048, and Cash with a total value of $(1,147,202).	(1,079,363)	(1,079,363)
RBS Securities, Inc., 2.75% (P), dated 03/15/2019, to be repurchased at $(13,777,612) on 04/15/2019. Collateralized by U.S. Government Obligations, 3.13% - 4.38%, due 11/15/2028 - 08/15/2044, and Cash with a total value of $(14,716,435).	(13,745,063)	(13,745,063)
Royal Bank of Canada, 2.64% (P), dated 03/05/2019, to be repurchased at $(49,127,476) on 06/05/2019. Collateralized by U.S. Government Obligations, 1.88% - 4.50%, due 03/31/2022 - 08/15/2047, and with a total value of $(51,326,959).	(48,798,250)	(48,798,250)
Wood Gundy, Inc., 2.65% (P), dated 03/20/2019, to be repurchased at $(7,223,011) on 04/18/2019. Collateralized by U.S. Government Obligations, 3.00% - 3.13%, due 05/15/2042 - 08/15/2044, and Cash with a total value of $(7,696,504).	(7,207,625)	(7,207,625)
Wood Gundy, Inc., 2.65% (P), dated 03/19/2019, to be repurchased at $(2,054,151) on 04/18/2019. Collateralized by a U.S. Government Obligation, 3.38%, due 05/15/2044, and Cash with a total value of $(2,187,993).	(2,049,625)	(2,049,625)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Wood Gundy, Inc., 2.65% (P), dated 03/08/2019, to be repurchased at $(30,350,073) on 04/18/2019. Collateralized by U.S. Government Obligations, 4.25% - 4.50%, due 05/15/2039 - 08/15/2039, and Cash with a total value of $(32,172,983).

	$ (30,258,750)	$ (30,258,750)
Wood Gundy, Inc., 2.70% (P), dated 03/07/2019, to be repurchased at $(18,790,113) on 04/08/2019. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and Cash with a total value of $(19,814,501).	(18,745,125)	(18,745,125)
Wood Gundy, Inc., 2.70% (P), dated 03/26/2019, to be repurchased at $(5,523,707) on 04/10/2019. Collateralized by U.S. Government Obligations, 2.75% - 3.13%, due 05/31/2023 - 08/15/2044, and Cash with a total value of $(5,744,355).	(5,517,500)	(5,517,500)

Total Reverse Repurchase Agreements		$ (180,083,379)

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,100.00	12/20/2019	USD	305,264,880	1,077	$7,752,148	$1,744,740

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - 1-Year	DUB	3-Month USD-LIBOR	Receive	3.02%	07/09/2020	USD	69,200,000	$256,040	$583,361
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD	145,300,000	525,986	1,238,860
Call - 1-Year	GSB	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD	42,400,000	154,022	361,511
Put - 10-Year	MLI	3-Month USD-LIBOR	Pay	3.40	05/16/2019	USD	14,400,000	183,600	38
Put - 30-Year	MLI	3-Month USD-LIBOR	Pay	3.60	10/01/2019	USD	8,800,000	164,267	4,195

Total								$1,283,915	$2,187,965

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 1-Year	DUB	3-Month USD-LIBOR	Receive	2.96%	07/09/2021	USD	69,200,000	$(331,296)	$(589,846)
Call - 1-Year	GSB	3-Month USD-LIBOR	Receive	3.02	06/21/2021	USD	42,400,000	(205,894)	(379,444)
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	3.02	06/21/2021	USD	145,300,000	(682,910)	(1,304,833)
Put - 5-Year	MLI	3-Month USD-LIBOR	Pay	3.60	10/01/2019	USD	35,700,000	(159,634)	(1,454)

Total								$(1,379,734)	$(2,275,577)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(1,379,734)	$(2,275,577)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 31	1.00%	Quarterly	12/20/2023	USD	23,000,000	$ (512,518)	$ (218,059)	$ (294,459)

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.50%	Semi-Annually/Quarterly	06/21/2027	USD	15,400,000	$961,583	$1,069,508	$(107,925)
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/Quarterly	12/21/2026	USD	500,000	19,644	21,895	(2,251)
3-Month USD-LIBOR	Receive	2.25	Semi-Annually/Quarterly	12/16/2022	USD	700,000	2,636	2,679	(43)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/Quarterly	06/20/2028	USD	71,200,000	454,126	4,052,352	(3,598,226)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD	2,100,000	(30,877)	21,606	(52,483)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/Quarterly	02/04/2023	USD	32,000,000	(492,521)	—	(492,521)
3-Month USD-LIBOR	Receive	3.22	Semi-Annually/Quarterly	11/15/2028	USD	1,100,000	85,787	—	85,787
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/Annually	02/03/2037	EUR	5,100,000	293,836	(70,602)	364,438
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/18/2029	GBP	8,700,000	(284,687)	(61,326)	(223,361)
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP	4,600,000	(278,968)	(78,880)	(200,088)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	480,000,000	(314,364)	63,382	(377,746)

Total							$416,195	$5,020,614	$(4,604,419)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	3,200,000	$31,996	$(137,012)	$169,008
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	1,700,000	14,886	(100,557)	115,443

Total							$46,882	$(237,569)	$284,451

Total Return Swap Agreements (U)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	CITI	Receive	Quarterly	05/23/2019	USD	55,090,491	9,580	$200,196	$(43,878)	$244,074
iShares MSCI EAFE ETF	GSI	Receive	Quarterly	08/14/2019	USD	3,350,690	598	93,975	—	93,975

Total								$294,171	$(43,878)	$338,049

										Value
OTC Swap Agreements, at value (Assets)										$341,053

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	213	06/17/2019	$51,663,010	$51,894,788	$231,778	$—
90-Day Eurodollar	Long	627	12/16/2019	151,832,445	152,940,975	1,108,530	—
90-Day Eurodollar	Short	(213)	06/15/2020	(51,591,264)	(52,065,188)	—	(473,924)
90-Day Eurodollar	Short	(627)	12/14/2020	(151,793,689)	(153,387,713)	—	(1,594,024)
2-Year U.S. Treasury Note	Long	459	06/28/2019	97,827,771	97,810,031	—	(17,740)
5-Year U.S. Treasury Note	Short	(771)	06/28/2019	(89,324,877)	(89,303,484)	21,393	—
10-Year U.S. Treasury Note	Long	6	06/19/2019	734,165	745,313	11,148	—
10-Year U.S. Treasury Note	Short	(32)	06/19/2019	(4,153,458)	(4,249,000)	—	(95,542)
E-Mini Russell 2000® Index	Long	380	06/21/2019	29,269,312	29,332,200	62,888	—
Euro OAT Index	Short	(35)	06/06/2019	(6,237,118)	(6,386,629)	—	(149,511)
German Euro Bund Index	Short	(9)	06/06/2019	(1,643,578)	(1,679,327)	—	(35,749)
S&P 500® E-Mini Index	Long	1,858	06/21/2019	258,089,972	263,631,620	5,541,648	—
U.S. Treasury Bond	Long	92	06/19/2019	14,820,215	15,456,000	635,785	—
U.S. Treasury Bond	Short	(266)	06/19/2019	(38,792,816)	(39,808,563)	—	(1,015,747)

Total						$7,613,170	$(3,382,237)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	06/19/2019	INR	22,584,360	USD	312,889	$9,783	$—
CITI	04/02/2019	USD	2,373,359	GBP	1,799,000	30,010	—
CITI	04/24/2019	MXN	30,163,000	USD	1,559,456	—	(11,478)
CITI	05/15/2019	USD	132,132	JPY	14,600,000	—	(94)
CITI	05/15/2019	RUB	90,328,281	USD	1,359,066	7,794	—
CITI	06/11/2019	COP	933,568,500	USD	299,063	—	(7,359)
GSB	04/02/2019	USD	293,308	CAD	385,000	5,194	—
HSBC	04/01/2019	USD	138,123	DKK	895,000	3,634	—
HSBC	04/24/2019	USD	1,562,689	MXN	30,163,000	14,711	—
JPM	04/02/2019	USD	313,991	GBP	238,000	3,976	—
JPM	04/02/2019	EUR	402,000	USD	458,408	—	(7,387)
JPM	05/15/2019	USD	277,023	JPY	30,400,000	1,704	—
JPM	07/01/2019	USD	135,705	DKK	895,000	105	—
SCB	04/02/2019	GBP	1,649,000	USD	2,183,091	—	(35,130)
SCB	05/03/2019	USD	2,186,399	GBP	1,649,000	35,077	—
SCB	06/19/2019	IDR	4,725,480,000	USD	331,078	—	(2,602)

Total						$111,988	$(64,050)

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(W)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$15,983,787	$—	$15,983,787
Certificates of Deposit	—	1,300,000	—	1,300,000
Corporate Debt Securities	—	186,832,457	—	186,832,457
Foreign Government Obligations	—	18,596,150	—	18,596,150
Loan Assignment	—	—	1,310,296	1,310,296
Mortgage-Backed Securities	—	18,438,287	—	18,438,287
Municipal Government Obligations	—	3,181,848	—	3,181,848
U.S. Government Agency Obligations	—	79,815,898	—	79,815,898
U.S. Government Obligations	—	218,939,297	—	218,939,297
Commercial Paper	—	2,991,976	—	2,991,976
Short-Term U.S. Government Obligations	—	835,004	—	835,004
Other Investment Company	3,768,235	—	—	3,768,235
Repurchase Agreements	—	352,947,173	—	352,947,173
Exchange-Traded Options Purchased	1,744,740	—	—	1,744,740
Over-the-Counter Interest Rate Swaptions Purchased	—	2,187,965	—	2,187,965

Total Investments	$5,512,975	$902,049,842	$1,310,296	$908,873,113

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$1,817,612	$—	$1,817,612
Over-the-Counter Credit Default Swap Agreements	—	46,882	—	46,882
Over-the-Counter Total Return Swap Agreements	—	294,171	—	294,171
Futures Contracts (X)	7,613,170	—	—	7,613,170
Forward Foreign Currency Contracts (X)	—	111,988	—	111,988

Total Other Financial Instruments	$7,613,170	$2,270,653	$—	$9,883,823

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(180,083,379)	$—	$(180,083,379)
Over-the-Counter Interest Rate Swaptions Written	—	(2,275,577)	—	(2,275,577)
Centrally Cleared Credit Default Swap Agreements	—	(512,518)	—	(512,518)
Centrally Cleared Interest Rate Swap Agreements	—	(1,401,417)	—	(1,401,417)
Futures Contracts (X)	(3,382,237)	—	—	(3,382,237)
Forward Foreign Currency Contracts (X)	—	(64,050)	—	(64,050)

Total Other Financial Instruments	$(3,382,237)	$(184,336,941)	$—	$(187,719,178)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $88,741,285, representing 15.1% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,691,682. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, the total value of Regulation S securities is $10,674,002, representing 1.8% of the Portfolio’s net assets.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2019; the maturity date disclosed is the ultimate maturity date.
(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2019, the total value of such securities is $405,600, representing 0.1% of the Portfolio’s net assets.
(I)	Restricted security. At March 31, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Foreign Government Obligations	Export-Import Bank of Korea 1.93%, 02/24/2020, MTN	02/16/2017	$306,244	$297,563	0.1%

(J)	All or a portion of the security represents an unsettled loan commitment at March 31, 2019 where the rate will be determined at time of settlement.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2019, the total value of securities is $2,459,486, representing 0.4% of the Portfolio’s net assets.
(L)	Security is Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	Securities are subject to sale-buyback transactions.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $1,813,219.
(P)	Rates disclosed reflect the yields at March 31, 2019.
(Q)	All or a portion of the security has been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The value of the security is $444,405.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(V)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(W)	Level 3 securities were not considered significant to the Portfolio.
(X)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.5%
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 3.87% (A), 04/25/2026 (B)	$ 275,712	$ 275,714
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month LIBOR + 1.20%, 3.69% (A), 01/25/2045	346,384	344,297
Crown Point CLO, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 3.71% (A), 07/17/2028 (B)	600,000	595,206
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 3.93% (A), 01/16/2026 (B)	805,926	805,917
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.69% (A), 10/15/2027 (B)	900,000	897,164
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 3.37% (A), 03/25/2035	193,685	194,670
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 3.48% (A), 06/20/2027 (B)	300,000	298,603
Flagship CLO, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 3.63% (A), 01/16/2026 (B)	300,000	299,009
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 3.88% (A), 01/20/2026 (B)	286,823	286,822
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	1,200,000	1,180,338
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 3.81% (A), 01/21/2028 (B)	300,000	299,087
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 3.86% (A), 10/22/2025 (B)	629,260	629,019
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 3.69% (A), 04/15/2028 (B)	1,000,000	990,509

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 3.59% (A), 10/15/2026 (B)	$ 482,976	$ 480,580
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 3.19% (A), 12/26/2031 (B)	24,390	24,360
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.98% (A), 10/20/2026 (B)	264,855	264,860
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 3.58% (A), 11/15/2026 (B)	488,712	486,747
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 3.44% (A), 11/25/2065 (B)	306,129	307,247
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.93% (A), 02/17/2032 (B)	743,309	755,734
Zais CLO 1, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 3.94% (A), 04/15/2028 (B)	500,000	498,563

Total Asset-Backed Securities (Cost $9,849,786)		9,914,446

CERTIFICATE OF DEPOSIT - 0.1%
Banks - 0.1%
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 3.30% (A), 10/26/2020	400,000	400,000

Total Certificate of Deposit (Cost $400,000)		400,000

CORPORATE DEBT SECURITIES - 38.2%
Aerospace & Defense - 0.0% (C)
United Technologies Corp.
3.95%, 08/16/2025	100,000	103,858

Airlines - 0.9%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	368,869	356,595
3.25%, 04/15/2030	92,157	88,482
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B)	197,547	201,242
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	27,259	27,760
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	995,643	959,999

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
2.88%, 04/07/2030	$ 473,569	$ 453,869
3.10%, 04/07/2030	473,569	449,843

		2,537,790

Banks - 9.1%
AIB Group PLC
4.75%, 10/12/2023 (B)	400,000	413,070
Bank of America Corp.
2.63%, 10/19/2020, MTN	560,000	558,605
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	2,260,000	2,209,939
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	400,000	406,512
Bank of Montreal
1.75%, 06/15/2021 (B)	900,000	883,941
2.55%, 11/06/2022, MTN	200,000	199,337
Barclays PLC
3.25%, 02/12/2027, MTN (D)	GBP 400,000	526,917
3.65%, 03/16/2025	$ 500,000	487,520
4.34%, 01/10/2028	400,000	397,558
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	400,000	408,250
BNP Paribas SA
3.38%, 01/09/2025 (B)	900,000	881,808
BPCE SA
3-Month LIBOR + 1.24%, 3.84% (A), 09/12/2023 (B)	800,000	796,400
Citigroup, Inc.
4.40%, 06/10/2025	300,000	310,586
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	1,400,000	1,378,107
HSBC USA, Inc.
2.38%, 11/13/2019	180,000	179,544
2.75%, 08/07/2020	1,650,000	1,651,583
3-Month LIBOR + 0.61%, 3.30% (A), 11/13/2019	100,000	100,282
ING Groep NV
3-Month LIBOR + 1.00%, 3.60% (A), 10/02/2023	900,000	897,058
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	202,799
3.90%, 07/15/2025	100,000	103,899
3-Month LIBOR + 3.47%, 6.22% (A), 04/30/2019 (E)	200,000	201,000
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	204,795
4.55%, 08/16/2028	1,000,000	1,035,546
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	249,685
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 4.51% (A), 03/01/2021	535,000	547,924
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	199,422
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 3.60% (A), 09/11/2024 (F)	400,000	402,994
MUFG Bank, Ltd.
2.30%, 03/05/2020 (B)	200,000	199,204
National Australia Bank, Ltd.
1.38%, 07/12/2019	500,000	498,226
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	415,283

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC (continued)
Fixed until 08/15/2021 (E), 8.63% (A)	$ 600,000	$ 639,000
Santander UK Group Holdings PLC
2.88%, 10/16/2020	860,000	857,869
3.13%, 01/08/2021	100,000	99,950
Santander UK PLC
2.38%, 03/16/2020	1,700,000	1,694,171
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (D)	400,000	401,595
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (D) (E)	EUR 400,000	523,140
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 860,000	858,822
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026 (F)	200,000	191,439
3-Month LIBOR + 0.80%, 3.58% (A), 10/16/2023	400,000	399,998
Swedbank AB
2.20%, 03/04/2020 (B)	450,000	446,405
UniCredit SpA
6.57%, 01/14/2022 (B)	400,000	418,567
7.83%, 12/04/2023 (B)	400,000	443,804
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	80,000	79,741
3.00%, 02/19/2025, MTN	200,000	197,709
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	300,000	301,156
Wells Fargo Bank NA
3.55%, 08/14/2023	1,000,000	1,026,033
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	700,000	696,502

		26,223,695

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	400,000	383,916
5.55%, 01/23/2049	200,000	219,510
Bacardi, Ltd.
4.70%, 05/15/2028 (B)	150,000	149,973

		753,399

Biotechnology - 0.6%
AbbVie, Inc.
2.90%, 11/06/2022	350,000	349,282
3.20%, 11/06/2022	1,000,000	1,009,026
Amgen, Inc.
4.40%, 05/01/2045	300,000	294,081
4.56%, 06/15/2048	100,000	100,142

		1,752,531

Building Products - 0.3%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	410,000	418,686
Masco Corp.
4.45%, 04/01/2025	20,000	20,538
Owens Corning
3.40%, 08/15/2026	300,000	282,741
4.20%, 12/01/2024	20,000	20,208

		742,173

Capital Markets - 3.1%
Brighthouse Holdings LLC
6.50% (G), 07/27/2037 (B) (E)	200,000	184,000
Charles Schwab Corp.
Fixed until 12/01/2027 (E), 5.00% (A)	500,000	468,750

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	$ 400,000	$ 392,068
4.28%, 01/09/2028 (B)	400,000	404,595
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	900,000	906,813
Deutsche Bank AG
3-Month LIBOR + 1.29%, 4.03% (A), 02/04/2021	800,000	793,338
4.25%, 10/14/2021	400,000	401,796
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	60,000	60,610
3.85%, 07/08/2024, MTN	2,300,000	2,344,664
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	40,000	40,052
Lazard Group LLC
3.75%, 02/13/2025	30,000	30,225
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	400,000	407,969
4.00%, 07/23/2025, MTN	60,000	61,753
5.50%, 07/24/2020, MTN	1,900,000	1,964,705
S&P Global, Inc.
4.40%, 02/15/2026	40,000	43,010
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (B)	400,000	412,972

		8,917,320

Chemicals - 0.4%
Huntsman International LLC
4.50%, 05/01/2029	300,000	299,272
International Flavors & Fragrances, Inc.
3.40%, 09/25/2020	400,000	402,404
SASOL Financing LLC
5.88%, 03/27/2024	400,000	424,206

		1,125,882

Commercial Services & Supplies - 0.3%
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	15,000	14,750
7.00%, 10/15/2037 (B)	300,000	384,852
RELX Capital, Inc.
4.00%, 03/18/2029	300,000	306,100

		705,702

Consumer Finance - 1.1%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 3.17% (A), 08/15/2019, MTN	100,000	100,144
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	200,000	199,333
3.40%, 02/22/2022 (B)	300,000	302,652
Discover Financial Services
4.50%, 01/30/2026	200,000	205,412
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.53% (A), 09/24/2020, MTN	400,000	398,275
3-Month LIBOR + 2.55%, 5.35% (A), 01/07/2021	200,000	201,895
5.75%, 02/01/2021	400,000	411,936
Nissan Motor Acceptance Corp.
2.55%, 03/08/2021 (B)	200,000	196,842
Synchrony Financial
2.70%, 02/03/2020	15,000	14,980
5.15%, 03/19/2029	100,000	101,690

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	$ 200,000	$ 199,678
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	700,000	699,189

		3,032,026

Diversified Consumer Services - 0.7%
Nationwide Building Society
3.90%, 07/21/2025 (B)	1,900,000	1,934,309

Diversified Financial Services - 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 12/16/2021 - 10/01/2025	1,300,000	1,313,281
AXA Equitable Holdings, Inc.
4.35%, 04/20/2028	200,000	203,035
Helios Leasing I LLC
1.56%, 09/28/2024	96,582	93,520
ORIX Corp.
3.25%, 12/04/2024	600,000	599,236
Protective Life Global Funding
2.70%, 11/25/2020 (B)	830,000	828,580
Tagua Leasing LLC
1.58%, 11/16/2024	100,917	97,934
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048	200,000	173,000

		3,308,586

Diversified Telecommunication Services - 1.2%
AT&T, Inc.
3.40%, 05/15/2025	230,000	227,589
3-Month LIBOR + 0.93%, 3.53% (A), 06/30/2020	40,000	40,287
3-Month LIBOR + 1.18%, 3.78% (A), 06/12/2024	1,000,000	991,985
4.13%, 02/17/2026	150,000	153,333
4.30%, 02/15/2030	227,000	229,606
4.35%, 03/01/2029	500,000	510,785
Verizon Communications, Inc.
3.38%, 02/15/2025	93,000	94,095
4.02%, 12/03/2029 (B)	610,000	627,550
4.33%, 09/21/2028	617,000	652,500

		3,527,730

Electric Utilities - 2.2%
AEP Texas, Inc.
3.95%, 06/01/2028	500,000	520,913
Appalachian Power Co.
3.40%, 06/01/2025	650,000	658,558
Duke Energy Corp.
3.75%, 04/15/2024	100,000	103,120
3.95%, 10/15/2023	300,000	310,975
Duke Energy Florida LLC
3.80%, 07/15/2028	500,000	521,987
Electricite de France SA
3.63%, 10/13/2025 (B)	800,000	814,109
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	101,920
Entergy Mississippi LLC
2.85%, 06/01/2028	1,100,000	1,060,787
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	300,000	301,530
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/2022	400,000	403,427

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	$ 200,000	$ 196,673
Pacific Gas & Electric Co.
3.50%, 06/15/2025 (H)	20,000	17,800
4.25%, 08/01/2023 (B) (H)	300,000	277,500
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	736,442
SP Group Treasury Pte, Ltd.
3.38%, 02/27/2029 (B)	250,000	252,967

		6,278,708

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	300,000	290,834

Energy Equipment & Services - 0.4%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	850,000	908,575
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (D)	172,500	169,697

		1,078,272

Equity Real Estate Investment Trusts - 3.5%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	100,877
4.30%, 01/15/2026	1,090,000	1,129,911
4.50%, 07/30/2029	200,000	210,581
American Tower Corp.
3.38%, 10/15/2026	600,000	584,773
4.00%, 06/01/2025	300,000	308,814
4.40%, 02/15/2026	670,000	699,240
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	600,000	610,816
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 3.79% (A), 02/01/2022	600,000	597,747
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	208,846
5.25%, 01/15/2023	900,000	965,844
Digital Realty Trust, LP
3.95%, 07/01/2022	860,000	882,420
Essex Portfolio, LP
4.00%, 03/01/2029	500,000	511,638
Federal Realty Investment Trust
3.63%, 08/01/2046	150,000	137,239
Kilroy Realty, LP
4.38%, 10/01/2025	590,000	608,936
Mid-America Apartments, LP
4.00%, 11/15/2025	580,000	596,955
National Retail Properties, Inc.
4.80%, 10/15/2048	500,000	533,855
Prologis, LP
3.75%, 11/01/2025	20,000	20,906
Unibail-Rodamco SE
3-Month LIBOR + 0.77%, 3.55% (A), 04/16/2019, MTN (D)	200,000	200,055
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	500,000	517,130
Welltower, Inc.
4.95%, 09/01/2048	300,000	316,653
WP Carey, Inc.
4.60%, 04/01/2024	400,000	415,845

		10,159,081

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	$ 50,000	$ 50,475
4.38%, 06/01/2046	300,000	259,512

		309,987

Gas Utilities - 0.3%
Brooklyn Union Gas Co.
3.87%, 03/04/2029 (B)	200,000	206,035
Southern California Gas Co.
4.13%, 06/01/2048	500,000	513,900

		719,935

Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp.
3.38%, 05/15/2022	650,000	658,724
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,620,000	1,616,024
3.15%, 04/01/2022	30,000	30,083
3.55%, 04/01/2025	30,000	29,581

		2,334,412

Health Care Providers & Services - 0.6%
Aetna, Inc.
3.50%, 11/15/2024	20,000	20,013
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	468,249
CHRISTUS Health
4.34%, 07/01/2028	300,000	320,645
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	200,000	218,047
HCA, Inc.
5.88%, 03/15/2022	200,000	214,558
Humana, Inc.
4.80%, 03/15/2047	200,000	210,679
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	386,625

		1,838,816

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
3.80%, 04/01/2028, MTN (F)	400,000	412,825

Industrial Conglomerates - 0.3%
General Electric Co.
Fixed until 01/21/2021 (E), 5.00% (A)	800,000	747,200
5.55%, 01/05/2026, MTN	100,000	105,867

		853,067

Insurance - 2.4%
Berkshire Hathaway Finance Corp.
4.20%, 08/15/2048	200,000	207,215
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	40,000	40,705
First American Financial Corp.
4.60%, 11/15/2024	20,000	20,739
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	200,000	210,249
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	820,000	817,459
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	20,000	20,598

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Meiji Yasuda Life Insurance Co.
Fixed until 04/26/2028, 5.10% (A), 04/26/2048 (B)	$ 600,000	$ 625,279
MetLife, Inc.
4.05%, 03/01/2045	20,000	19,979
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	148,857
2.30%, 04/10/2019 (B)	100,000	99,992
2.50%, 12/03/2020 (B)	950,000	946,333
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,000,000	892,203
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	830,000	826,457
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	600,000	596,404
3.00%, 04/18/2026 (B)	300,000	296,157
RenaissanceRe Holdings, Ltd.
3.60%, 04/15/2029	300,000	294,898
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	800,000	820,875
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	97,887
XLIT, Ltd.
4.45%, 03/31/2025	20,000	20,822

		7,003,108

IT Services - 0.2%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	424,000	442,426

Life Sciences Tools & Services - 0.0% (C)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	40,000	40,515

Machinery - 0.2%
Wabtec Corp.
4.40%, 03/15/2024	600,000	609,973

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	300,000	293,176

Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	500,000	496,133
Comcast Corp.
3-Month LIBOR + 0.63%, 3.42% (A), 04/15/2024	700,000	700,647
4.40%, 08/15/2035	20,000	20,883
4.75%, 03/01/2044	500,000	541,993
Discovery Communications LLC
5.00%, 09/20/2037	300,000	291,678
Sky, Ltd.
3.13%, 11/26/2022 (B)	80,000	80,836

		2,132,170

Metals & Mining - 0.2%
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021 (B)	500,000	519,959

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (E), 6.13% (A)	$ 500,000	$ 508,125
DTE Electric Co.
3.70%, 06/01/2046 (F)	1,000,000	969,795
E.ON International Finance BV
6.65%, 04/30/2038 (B)	300,000	374,289

		1,852,209

Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.75%, 03/01/2027 (B)	400,000	406,000
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	300,000	304,004
BP Capital Markets America, Inc.
3.79%, 02/06/2024	200,000	207,555
Concho Resources, Inc.
3.75%, 10/01/2027	300,000	297,551
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (D)	400,000	421,000
Energy Transfer Operating, LP
4.05%, 03/15/2025	200,000	202,794
4.75%, 01/15/2026	40,000	41,810
7.50%, 07/01/2038	100,000	121,395
Eni SpA
4.75%, 09/12/2028 (B)	200,000	207,677
Enterprise Products Operating LLC
3.70%, 02/15/2026	870,000	892,240
ONEOK, Inc.
4.35%, 03/15/2029	700,000	712,309
Petrobras Global Finance BV
5.75%, 02/01/2029	400,000	396,200
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,000,000	1,102,030
Shell International Finance BV
4.00%, 05/10/2046	400,000	415,890
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B)	500,000	520,800
Valero Energy Corp.
4.00%, 04/01/2029	500,000	504,562
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	19,872
3.70%, 03/15/2028 (B)	500,000	482,094

		7,255,783

Pharmaceuticals - 0.7%
Baxalta, Inc.
3.60%, 06/23/2022	6,000	6,031
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,000,000	933,937
Eli Lilly & Co.
3.88%, 03/15/2039	100,000	102,386
Mylan, Inc.
4.55%, 04/15/2028	200,000	194,440
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	200,000	197,377
3.20%, 09/23/2026	300,000	290,102
Zoetis, Inc.
3.90%, 08/20/2028	400,000	408,134

		2,132,407

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.1%
IHS Markit, Ltd.
4.75%, 08/01/2028	$ 300,000	$ 313,893

Road & Rail - 0.7%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	800,000	830,522
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	300,000	304,600
Kansas City Southern
4.95%, 08/15/2045	500,000	537,515
Union Pacific Corp.
4.10%, 09/15/2067	200,000	182,628

		1,855,265

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.
3.13%, 04/15/2021 (B)	600,000	599,292
KLA-Tencor Corp.
4.10%, 03/15/2029	300,000	305,324

		904,616

Software - 0.3%
Microsoft Corp.
4.10%, 02/06/2037	500,000	543,821
Oracle Corp.
2.95%, 05/15/2025	290,000	289,624

		833,445

Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	100,000	99,830
4.85%, 04/01/2024	100,000	102,246

		202,076

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
2.90%, 09/12/2027	300,000	295,745
3-Month LIBOR + 0.30%, 3.03% (A), 05/06/2019	100,000	100,043
3.35%, 02/09/2027	300,000	306,166
3.75%, 09/12/2047	200,000	198,998
4.65%, 02/23/2046	200,000	225,963
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	200,000	201,756
8.10%, 07/15/2036 (B)	600,000	704,909

		2,033,580

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	400,000	357,896
BAT International Finance PLC
3.50%, 06/15/2022 (B)	20,000	20,083
Reynolds American, Inc.
4.00%, 06/12/2022	20,000	20,427

		398,406

Trading Companies & Distributors - 0.2%
Air Lease Corp.
4.25%, 02/01/2024, MTN	300,000	306,657
GATX Corp.
3.25%, 09/15/2026	250,000	237,767

		544,424

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.95%, 03/10/2025 (B)	$ 400,000	$ 401,880
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	19,666
3.90%, 03/22/2023 (B)	200,000	202,320

		623,866

Water Utilities - 0.0% (C)
American Water Capital Corp.
3.40%, 03/01/2025	20,000	20,397

Wireless Telecommunication Services - 0.3%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	400,000	404,500
5.15%, 09/20/2029 (B)	400,000	407,000

		811,500

Total Corporate Debt Securities (Cost $109,016,855)		109,764,132

FOREIGN GOVERNMENT OBLIGATIONS - 3.7%
Canada - 0.7%
Province of Ontario
1.65%, 09/27/2019	1,200,000	1,194,709
Province of Quebec
2.50%, 04/20/2026	900,000	890,173

		2,084,882

Indonesia - 0.3%
Indonesia Government International Bond
4.45%, 02/11/2024	800,000	833,663

Japan - 1.1%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	1,800,000	1,758,754
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	1,500,000	1,477,437

		3,236,191

Kuwait - 0.2%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	500,000	510,625

Peru - 0.1%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 1,200,000	380,510

Qatar - 1.0%
Qatar Government International Bond
2.38%, 06/02/2021 (D)	$ 2,800,000	2,762,368
4.50%, 01/20/2022 (D)	200,000	207,700

		2,970,068

Republic of Korea - 0.1%
Export-Import Bank of Korea
3-Month LIBOR + 0.70%, 3.35% (A), 05/26/2019	200,000	200,124

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates - 0.2%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	$ 500,000	$ 496,250

Total Foreign Government Obligations (Cost $10,713,628)		10,712,313

LOAN ASSIGNMENT - 0.3%
Capital Markets - 0.3%
Zephyrus Capital Aviation Partners LLC
Term Loan,
TBD, 10/15/2038 (I) (J) (K)	855,000	842,333

Total Loan Assignment (Cost $842,438)		842,333

MORTGAGE-BACKED SECURITIES - 3.6%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.98% (A), 04/24/2049 (D)	GBP 219,072	286,129
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
4.18% (A), 05/25/2034	$ 12,515	12,683
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 2.93% (A), 07/25/2035	10,860	10,859
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 3.36% (A), 07/15/2034 (B)	1,528,272	1,524,904
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	164,617	169,072
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	400,000	415,545
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,000,000	1,020,841
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 1.00% (A), 12/10/2044 (D)	GBP 121,958	157,083
Federal Home Loan Mortgage Corp.
Series W5FX, Class AFX,
2.97% (A), 04/25/2028	$ 1,000,000	1,011,779
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	600,000	618,748
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	569,139	574,595
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 3.17% (A), 04/25/2028	230,307	222,275
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	915,905

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
0.99% (A), 12/15/2048	$ 1,656,222	$ 49,462
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 3.01% (A), 05/25/2035	54,115	54,174
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 1.02% (A), 06/10/2043 (D)	GBP 112,960	145,962
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 0.00% (A), 10/20/2051 (B) (L)	1,200,000	1,562,940
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 1.04% (A), 06/10/2059 (D)	407,678	507,906
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.59% (A), 06/10/2059 (D)	78,836	94,943
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 1.19% (A), 06/10/2059 (D)	94,309	115,283
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.39% (A), 06/10/2059 (D)	73,679	89,877
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	$ 900,000	913,316

Total Mortgage-Backed Securities (Cost $10,500,353)		10,474,281

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.3%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	278,096
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	288,168
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	436,662

		1,002,926

Florida - 0.1%
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	207,992

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	200,000	189,408

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	235,000	233,371

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	$ 500,000	$ 560,165

Utah - 0.0% (C)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 3.24% (A), 12/26/2031	31,072	31,092

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	190,000	189,573

Total Municipal Government Obligations (Cost $2,283,281)		2,414,527

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.4%
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022	7,500,000	7,520,857
4.50%, 08/01/2048	1,267,376	1,334,783
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 3.16% (A), 02/25/2023	205,976	206,170
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.86% (A), 01/15/2038	752,080	748,151
1-Month LIBOR + 0.40%, 2.88% (A), 02/15/2041 - 09/15/2045	335,222	335,545
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.59% (A), 01/15/2038	752,080	42,723
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 3.41% (A), 09/15/2043	977,356	166,359
Federal National Mortgage Association
3.50%, 06/01/2045	280,622	285,465
3.50%, TBA (L)	23,900,000	24,201,536
3.70%, 09/01/2034	462,806	485,863
4.00%, 09/01/2048 - 10/01/2048	483,417	497,941
4.50%, TBA (L)	6,600,000	6,871,141
5.50%, TBA (L)	500,000	533,830
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 3.04% (A), 02/25/2041	302,367	304,079
1-Month LIBOR + 0.57%, 3.06% (A), 06/25/2041	280,415	282,469
1-Month LIBOR + 0.75%, 3.24% (A), 05/25/2040	258,706	261,364
1-Month LIBOR + 0.85%, 3.34% (A), 11/25/2039	780,239	796,381

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	$ 512,574	$ 41,775
Government National Mortgage Association
1-Month LIBOR + 0.80%, 3.31% (A), 05/20/2066 - 06/20/2066	2,195,375	2,210,805

Total U.S. Government Agency Obligations (Cost $47,093,220)		47,127,237

U.S. GOVERNMENT OBLIGATIONS - 48.7%
U.S. Treasury - 45.9%
U.S. Treasury Bond
2.75%, 08/15/2047	1,500,000	1,478,613
2.88%, 11/15/2046 (M)	1,700,000	1,721,117
3.00%, 05/15/2042	1,700,000	1,768,797
3.00%, 02/15/2048 - 08/15/2048 (M)	3,000,000	3,104,488
3.13%, 08/15/2044 - 05/15/2048 (M)	7,910,000	8,385,193
3.38%, 05/15/2044	2,660,000	2,940,235
3.38%, 11/15/2048 (M)	1,049,000	1,167,463
4.25%, 05/15/2039 (M)	3,400,000	4,250,797
4.25%, 11/15/2040	5,120,000	6,412,600
4.38%, 05/15/2040 - 05/15/2041 (M)	2,360,000	3,009,633
4.50%, 08/15/2039 (M)	16,630,000	21,471,539
6.25%, 05/15/2030	270,000	369,626
U.S. Treasury Bond, Principal Only STRIPS
08/15/2044	300,000	146,015
U.S. Treasury Note
1.25%, 04/30/2019 (M) (N)	704,000	703,261
1.88%, 03/31/2022 - 07/31/2022 (M)	18,600,000	18,408,621
2.00%, 12/31/2021 (M) (N)	2,200,000	2,186,422
2.00%, 11/15/2026 (M)	1,875,000	1,829,370
2.13%, 12/31/2022 (M)	100,000	99,590
2.13%, 05/15/2025	820,000	811,448
2.25%, 02/15/2027 - 08/15/2027 (M)	42,050,000	41,702,412
2.63%, 02/15/2029 (M)	4,790,000	4,877,941
2.75%, 04/30/2023 - 05/31/2023 (M)	2,500,000	2,550,066
2.88%, 05/15/2028 (M)	1,540,000	1,599,615
3.00%, 09/30/2025 - 10/31/2025	770,000	801,864
3.13%, 11/15/2028	90,000	95,467

		131,892,193

U.S. Treasury Inflation-Protected Securities - 2.8%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046 - 02/15/2048 (M)	1,882,735	1,918,987
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	413,932	409,651
0.50%, 01/15/2028 (M)	3,968,850	3,958,440
0.75%, 07/15/2028 (M)	1,503,885	1,536,913

		7,823,991

Total U.S. Government Obligations (Cost $135,089,749)		139,716,184

COMMERCIAL PAPER - 0.5%
Multi-Utilities - 0.1%
NiSource, Inc.
3.03% (O), 05/24/2019	300,000	298,639

Oil, Gas & Consumable Fuels - 0.4%
Energy Transfer Partners, LP
3.25% (O), 04/22/2019	1,100,000	1,097,751

Total Commercial Paper (Cost $1,396,390)		1,396,390

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
2.38% (O), 04/18/2019 (P)	$ 217,000	$ 216,733
2.46% (O), 06/20/2019 (P)	107,000	106,412

Total Short-Term U.S. Government Obligations (Cost $323,145)		323,145

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (O)	2,019,600	2,019,600

Total Other Investment Company (Cost $2,019,600)		2,019,600

	Principal	Value
REPURCHASE AGREEMENTS - 30.4%
BNP Paribas, 3.25% (O), dated 03/29/2019, to be repurchased at $49,613,433 on 04/01/2019. Collateralized by U.S. Government Obligations, 0.63% - 1.88%, due 02/28/2022 - 04/15/2023, and with a total value of $50,596,636.	$ 49,600,000	49,600,000
Fixed Income Clearing Corp., 1.45% (O), dated 03/29/2019, to be repurchased at $3,624,998 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $3,700,414.	3,624,560	3,624,560
RBC Capital Markets LLC, 2.95% (O), dated 03/29/2019, to be repurchased at $24,806,097 on 04/01/2019. Collateralized by U.S. Government Obligations, 2.00% - 2.13%, due 02/15/2025 - 05/15/2025, and with a total value of $25,341,625.	24,800,000	24,800,000
Toronto-Dominion Securities, Inc., 3.25% (O), dated 03/29/2019, to be repurchased at $9,302,519 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.00% due 01/15/2026, and with a value of $9,501,740.	9,300,000	9,300,000

Total Repurchase Agreements (Cost $87,324,560)		87,324,560

Total Investments Excluding Purchased Options/Swaptions (Cost $416,853,005)		422,429,148
Total Purchased Options/Swaptions - 0.7% (Cost $3,344,596)		1,876,577

Total Investments (Cost $420,197,601)		424,305,725
Net Other Assets (Liabilities) - (47.7)%		(137,103,928)

Net Assets - 100.0%		$ 287,201,797

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (38.0)%

Bank of Nova Scotia, 2.63% (O), dated 03/11/2019, to be repurchased at $(1,133,593) on 04/04/2019. Collateralized by U.S. Government Obligations, 3.00% - 3.38%, due 05/15/2047 - 11/15/2048 and with a total value of $(1,190,466).

	$ (1,131,609)	$ (1,131,609)
Bank of Nova Scotia, 2.64% (O), dated 01/09/2019, to be repurchased at $(37,948,254) on 04/09/2019. Collateralized by U.S. Government Obligations, 1.88% - 3.00%, due 03/31/2022 - 05/15/2047, and with a total value of $(38,545,457).	(37,699,438)	(37,699,438)
Deutsche Bank Securities, Inc., 2.46% (O), dated 03/26/2019, to be repurchased at $(4,902,461) on 04/09/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/15/2029, and with a value of $(4,894,227).	(4,897,775)	(4,897,775)
Deutsche Bank Securities, Inc., 2.65% (O), dated 02/21/2019, to be repurchased at $(4,981,656) on 04/22/2019. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(5,066,552).	(4,959,750)	(4,959,750)
Deutsche Bank Securities, Inc., 2.65% (O), dated 03/21/2019, to be repurchased at $(2,363,554) on 04/22/2019. Collateralized by U.S. Government Obligations, 3.00% - 3.13%, due 08/15/2044 - 02/15/2048, and with a total value of $(2,442,331).	(2,358,000)	(2,358,000)
JPMorgan Securities LLC, 2.50% (O), dated 01/22/2019, to be repurchased at $(768,033) on 04/22/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 08/15/2048, and with a value of $(800,107).	(763,263)	(763,263)
RBS Securities, Inc., 2.75% (O), dated 03/15/2019, to be repurchased at $(7,884,226) on 04/15/2019. Collateralized by U.S. Government Obligations, 3.13% - 4.25%, due 11/15/2040 - 08/15/2044, and Cash with a total value of $(8,390,104).	(7,865,600)	(7,865,600)
Royal Bank of Canada, 2.64% (O), dated 03/05/2019, to be repurchased at $(29,861,390) on 06/05/2019. Collateralized by U.S. Government Obligations, 1.88% - 4.50%, due 04/30/2022 - 08/15/2044, and with a total value of $(32,335,250).	(29,661,275)	(29,661,275)
Wood Gundy, Inc., 2.65% (O), dated 03/08/2019, to be repurchased at $(2,329,760) on 04/18/2019. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and Cash with a total value of $(2,298,870).	(2,322,750)	(2,322,750)

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Wood Gundy, Inc., 2.65% (O), dated 03/19/2019, to be repurchased at $(1,645,626) on 04/18/2019. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and Cash with a total value of $(1,734,223).

	$ (1,642,000)	$ (1,642,000)
Wood Gundy, Inc., 2.70% (O), dated 03/07/2019, to be repurchased at $(13,863,280) on 04/08/2019. Collateralized by U.S. Government Obligations, 2.25% - 4.25%, due 08/15/2027—05/15/2048, and Cash with a total value of $(14,699,099).	(13,830,088)	(13,830,088)
Wood Gundy, Inc., 2.70% (O), dated 03/26/2019, to be repurchased at $(1,884,618) on 04/10/2019. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and Cash with a total value of $(1,863,146).	(1,882,500)	(1,882,500)

Total Reverse Repurchase Agreements		(109,014,048)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD 2,100.00	12/20/2019	USD 90,984,240	321	$2,555,492	$520,020

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Call - 1-Year	DUB	3-Month USD-LIBOR	Receive	3.02%	07/09/2020	USD 42,900,000	$158,730	$361,650
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD 90,100,000	326,162	768,213
Call - 1-Year	GSB	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD 26,300,000	95,537	224,240
Put - 10-Year	MLI	3-Month USD-LIBOR	Pay	3.40	05/16/2019	USD 8,900,000	113,475	23
Put - 30-Year	MLI	3-Month USD-LIBOR	Pay	3.60	10/01/2019	USD 5,100,000	95,200	2,431

Total							$789,104	$1,356,557

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Call - 1-Year	DUB	3-Month USD-LIBOR	Receive	2.96%	07/09/2021	USD 42,900,000	$(205,383)	$(365,672)
Call - 1-Year	GSB	3-Month USD-LIBOR	Receive	3.02	06/21/2021	USD 26,300,000	(127,713)	(235,362)
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	3.02	06/21/2021	USD 90,100,000	(423,470)	(809,122)
Put - 5-Year	MLI	3-Month USD-LIBOR	Pay	3.60	10/01/2019	USD 21,200,000	(94,797)	(863)

Total							$(851,363)	$(1,411,019)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(851,363)	$(1,411,019)

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (Q)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (R)	Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 31	1.00%	Quarterly	12/20/2023	USD 13,500,000	$(300,841)	$(135,247)	$(165,594)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.50%	Semi-Annually/Quarterly	06/21/2027	USD	9,300,000	$580,696	$619,074	$(38,378)
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/Quarterly	12/21/2026	USD	100,000	3,929	4,415	(486)
3-Month USD-LIBOR	Receive	2.25	Semi-Annually/Quarterly	12/16/2022	USD	500,000	1,882	370	1,512
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/Quarterly	06/20/2028	USD	46,000,000	293,397	2,609,635	(2,316,238)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD	1,500,000	(22,056)	22,623	(44,679)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/Quarterly	02/04/2023	USD	19,800,000	(304,747)	—	(304,747)
3-Month USD-LIBOR	Receive	3.22	Semi-Annually/Quarterly	11/15/2028	USD	1,000,000	77,988	—	77,988
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/Annually	02/03/2037	EUR	3,200,000	184,367	30,652	153,715
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/18/2029	GBP	5,400,000	(176,702)	(38,064)	(138,638)
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP	2,900,000	(175,871)	(136,245)	(39,626)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	290,000,000	(189,930)	38,293	(228,223)

Total							$272,953	$3,150,753	$(2,877,800)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (Q)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	1,700,000	$16,998	$(72,822)	$89,820
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	900,000	7,881	(53,236)	61,117

Total							$24,879	$(126,058)	$150,937

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (S)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	CITI	Receive	Quarterly	05/23/2019	USD	13,234,980	2,302	$51,061	$(7,704)	$58,765
iShares MSCI EAFE ETF	GSI	Receive	Quarterly	08/14/2019	USD	1,002,966	179	28,130	—	28,130

Total								$79,191	$(7,704)	$86,895

Value
OTC Swap Agreements, at value (Assets)	$104,070

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	132	06/17/2019	$32,016,556	$32,160,150	$143,594	$—
90-Day Eurodollar	Long	390	12/16/2019	94,441,235	95,130,750	689,515	—
90-Day Eurodollar	Short	(132)	06/15/2020	(31,972,114)	(32,265,750)	—	(293,636)
90-Day Eurodollar	Short	(390)	12/14/2020	(94,417,127)	(95,408,625)	—	(991,498)
2-Year U.S. Treasury Note	Long	157	06/28/2019	33,461,787	33,455,719	—	(6,068)
5-Year U.S. Treasury Note	Short	(327)	06/28/2019	(37,815,698)	(37,875,797)	—	(60,099)
10-Year U.S. Treasury Note	Long	5	06/19/2019	611,804	621,094	9,290	—
10-Year U.S. Treasury Note	Short	(70)	06/19/2019	(9,087,251)	(9,294,687)	—	(207,436)
E-Mini Russell 2000® Index	Long	186	06/21/2019	14,326,816	14,357,340	30,524	—
Euro OAT Index	Short	(23)	06/06/2019	(4,098,672)	(4,196,928)	—	(98,256)
German Euro Bund Index	Short	(5)	06/06/2019	(913,100)	(932,960)	—	(19,860)
S&P 500® E-Mini Index	Long	712	06/21/2019	98,899,451	101,025,680	2,126,229	—
U.S. Treasury Bond	Long	66	06/19/2019	10,631,893	11,088,000	456,107	—
U.S. Treasury Bond	Short	(158)	06/19/2019	(23,042,404)	(23,645,688)	—	(603,284)

Total						$3,455,259	$(2,280,137)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	06/19/2019	INR	14,061,960	USD	194,818	$6,091	$—
CITI	04/02/2019	USD	37,299	EUR	33,000	275	—
CITI	04/02/2019	USD	1,359,290	GBP	1,031,000	16,326	—
CITI	04/24/2019	MXN	18,748,000	USD	969,290	—	(7,134)
CITI	05/15/2019	RUB	56,072,759	USD	843,662	4,838	—
CITI	06/11/2019	COP	581,278,500	USD	186,209	—	(4,582)
HSBC	04/24/2019	USD	971,299	MXN	18,748,000	9,144	—
JPM	04/02/2019	USD	195,255	GBP	148,000	2,473	—
JPM	04/02/2019	EUR	287,000	USD	327,271	—	(5,274)
JPM	05/15/2019	USD	167,672	JPY	18,400,000	1,031	—
SCB	04/02/2019	GBP	1,063,000	USD	1,407,293	—	(22,646)
SCB	05/03/2019	USD	1,409,425	GBP	1,063,000	22,612	—
SCB	06/19/2019	IDR	2,942,280,000	USD	206,143	—	(1,620)

Total						$62,790	$(41,256)

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (V)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$9,914,446	$—	$9,914,446
Certificate of Deposit	—	400,000	—	400,000
Corporate Debt Securities	—	109,764,132	—	109,764,132
Foreign Government Obligations	—	10,712,313	—	10,712,313
Loan Assignment	—	—	842,333	842,333
Mortgage-Backed Securities	—	10,474,281	—	10,474,281
Municipal Government Obligations	—	2,414,527	—	2,414,527
U.S. Government Agency Obligations	—	47,127,237	—	47,127,237
U.S. Government Obligations	—	139,716,184	—	139,716,184
Commercial Paper	—	1,396,390	—	1,396,390
Short-Term U.S. Government Obligations	—	323,145	—	323,145
Other Investment Company	2,019,600	—	—	2,019,600
Repurchase Agreements	—	87,324,560	—	87,324,560
Exchange-Traded Options Purchased	520,020	—	—	520,020
Over-the-Counter Interest Rate Swaptions Purchased	—	1,356,557	—	1,356,557

Total Investments	$2,539,620	$420,923,772	$842,333	$424,305,725

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$1,142,259	$—	$1,142,259
Over-the-Counter Credit Default Swap Agreements	—	24,879	—	24,879
Over-the-Counter Total Return Swap Agreements	—	79,191	—	79,191
Futures Contracts (W)	3,455,259	—	—	3,455,259
Forward Foreign Currency Contracts (W)	—	62,790	—	62,790

Total Other Financial Instruments	$3,455,259	$1,309,119	$—	$4,764,378

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(109,014,048)	$—	$(109,014,048)
Over-the-Counter Interest Rate Swaptions Written	—	(1,411,019)	—	(1,411,019)
Centrally Cleared Credit Default Swap Agreements	—	(300,841)	—	(300,841)
Centrally Cleared Interest Rate Swap Agreements	—	(869,306)	—	(869,306)
Futures Contracts (W)	(2,280,137)	—	—	(2,280,137)
Forward Foreign Currency Contracts (W)	—	(41,256)	—	(41,256)

Total Other Financial Instruments	$(2,280,137)	$(111,636,470)	$—	$(113,916,607)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $50,818,191, representing 17.7% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, the total value of Regulation S securities is $6,609,655, representing 2.3% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,978,566. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2019; the maturity date disclosed is the ultimate maturity date.
(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2019, the total value of such securities is $295,300, representing 0.1% of the Portfolio’s net assets.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2019, the total value of securities is $1,416,928, representing 0.5% of the Portfolio’s net assets.
(K)	All or a portion of the security represents an unsettled loan commitment at March 31, 2019 where the rate will be determined at time of settlement.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	Securities are subject to sale-buyback transactions.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $1,622,552.
(O)	Rates disclosed reflect the yields at March 31, 2019.

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $323,145.
(Q)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(U)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(V)	Level 3 securities were not considered significant to the Portfolio.
(W)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 1.6%
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 3.87% (A), 04/25/2026 (B)	$ 172,320	$ 172,322
Crown Point CLO, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 3.71% (A), 07/17/2028	400,000	396,804
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 3.93% (A), 01/16/2026 (B)	470,124	470,118
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.69% (A), 10/15/2027 (B)	500,000	498,424
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 3.37% (A), 03/25/2035	193,685	194,669
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 3.48% (A), 06/20/2027 (B)	200,000	199,069
Flagship CLO, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 3.63% (A), 01/16/2026 (B)	300,000	299,009
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 3.88% (A), 01/20/2026 (B)	143,411	143,411
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	700,000	688,531
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 3.86% (A), 10/22/2025 (B)	393,287	393,137
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 3.69% (A), 04/15/2028 (B)	600,000	594,305
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2,
1-Month LIBOR + 0.71%, 3.19% (A), 08/25/2035	33,792	33,872
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 3.59% (A), 10/15/2026 (B)	289,785	288,348

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 3.19% (A), 12/26/2031 (B)	$ 36,585	$ 36,540
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.98% (A), 10/20/2026 (B)	529,709	529,720
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 3.58% (A), 11/15/2026 (B)	293,227	292,048
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 3.44% (A), 11/25/2065 (B)	183,677	184,348
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.93% (A), 02/17/2032 (B)	445,986	453,440
Zais CLO 1, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 3.94% (A), 04/15/2028 (B)	300,000	299,138

Total Asset-Backed Securities (Cost $6,140,184)		6,167,253

CERTIFICATES OF DEPOSIT - 0.2%
Banks - 0.2%
Barclays Bank PLC
3-Month LIBOR + 0.40%, 3.17% (A) (C), 10/25/2019	300,000	300,000
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 3.30% (A) (C), 10/26/2020	200,000	200,000

Total Certificates of Deposit (Cost $500,000)		500,000

CORPORATE DEBT SECURITIES - 19.0%
Aerospace & Defense - 0.0% (D)
United Technologies Corp.
3.95%, 08/16/2025	100,000	103,858

Airlines - 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	184,435	178,298
3.25%, 04/15/2030	92,157	88,482
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B)	197,547	201,241
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	633,591	610,909
United Airlines Pass-Through Trust
2.88%, 04/07/2030	284,141	272,321
3.10%, 04/07/2030	284,141	269,906

		1,621,157

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 0.1%
Aptiv Corp.
4.15%, 03/15/2024	$ 240,000	$ 247,411

Banks - 4.8%
AIB Group PLC
4.75%, 10/12/2023 (B)	200,000	206,535
Bank of America Corp.
2.63%, 10/19/2020, MTN	290,000	289,278
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,440,000	1,408,103
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	300,000	304,884
Bank of Montreal
1.75%, 06/15/2021 (B)	500,000	491,078
2.55%, 11/06/2022, MTN	80,000	79,735
Barclays PLC
3.65%, 03/16/2025	300,000	292,512
4.34%, 01/10/2028	200,000	198,779
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	200,000	204,125
BNP Paribas SA
3.38%, 01/09/2025 (B)	500,000	489,894
BPCE SA
3-Month LIBOR + 1.24%, 3.84% (A), 09/12/2023 (B)	400,000	398,200
Citigroup, Inc.
4.40%, 06/10/2025	750,000	776,466
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	800,000	787,490
HSBC Holdings PLC
3-Month LIBOR + 1.38%, 3.98% (A), 09/12/2026	200,000	200,298
Fixed until 09/28/2026 (E), 5.88% (A)	GBP 200,000	262,118
HSBC USA, Inc.
2.38%, 11/13/2019	$ 120,000	119,696
2.75%, 08/07/2020	500,000	500,480
3-Month LIBOR + 0.61%, 3.30% (A), 11/13/2019	240,000	240,678
ING Groep NV
3-Month LIBOR + 1.00%, 3.60% (A), 10/02/2023	500,000	498,365
JPMorgan Chase & Co.
3.25%, 09/23/2022	100,000	101,399
3.90%, 07/15/2025	50,000	51,950
3-Month LIBOR + 3.47%, 6.22% (A), 04/30/2019 (E)	200,000	201,000
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	204,795
4.55%, 08/16/2028 (F)	600,000	621,327
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	249,685
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 0.86%, 3.62% (A), 07/26/2023	200,000	200,531
3-Month LIBOR + 1.88%, 4.51% (A), 03/01/2021	329,000	336,947
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 3.60% (A), 09/11/2024 (F)	200,000	201,497
National Australia Bank, Ltd.
1.38%, 07/12/2019	1,300,000	1,295,388

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	$ 300,000	$ 301,243
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	311,462
Fixed until 08/15/2021 (E), 8.63% (A)	300,000	319,500
Santander UK Group Holdings PLC
2.88%, 10/16/2020	490,000	488,786
3.13%, 01/08/2021	60,000	59,970
Santander UK PLC
2.38%, 03/16/2020	1,000,000	996,571
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (G)	200,000	200,798
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (E) (G)	EUR 200,000	261,570
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 500,000	499,315
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026 (F)	100,000	95,719
3-Month LIBOR + 0.80%, 3.58% (A), 10/16/2023	300,000	299,999
Swedbank AB
2.20%, 03/04/2020 (B)	280,000	277,763
UniCredit SpA
7.83%, 12/04/2023 (B)	350,000	388,328
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	50,000	49,838
3.00%, 02/19/2025, MTN	100,000	98,854
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	200,000	200,771
Wells Fargo Bank NA
3.55%, 08/14/2023	600,000	615,620
Westpac Banking Corp.
2.25%, 11/09/2020 (B) (F)	1,900,000	1,890,505

		18,569,845

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	200,000	191,958
5.55%, 01/23/2049	100,000	109,755
Bacardi, Ltd.
4.70%, 05/15/2028 (B)	100,000	99,982

		401,695

Biotechnology - 0.3%
AbbVie, Inc.
2.90%, 11/06/2022	710,000	708,544
3.20%, 11/06/2022	100,000	100,902
Amgen, Inc.
4.40%, 05/01/2045	200,000	196,054
4.56%, 06/15/2048	100,000	100,142

		1,105,642

Building Products - 0.1%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	250,000	255,297
Masco Corp.
4.45%, 04/01/2025	10,000	10,269
Owens Corning
3.40%, 08/15/2026	200,000	188,494
4.20%, 12/01/2024	10,000	10,104

		464,164

Capital Markets - 1.3%
Brighthouse Holdings LLC
6.50% (H), 07/27/2037 (B) (E)	100,000	92,000
Charles Schwab Corp.
Fixed until 12/01/2027 (E), 5.00% (A)	300,000	281,250

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	$ 250,000	$ 245,043
4.28%, 01/09/2028 (B)	600,000	606,893
Deutsche Bank AG
3-Month LIBOR + 1.29%, 4.03% (A), 02/04/2021	300,000	297,502
4.25%, 10/14/2021	200,000	200,898
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	40,000	40,406
3.85%, 07/08/2024, MTN	1,400,000	1,427,186
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	30,000	30,039
Lazard Group LLC
3.75%, 02/13/2025	19,000	19,142
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	200,000	203,985
4.00%, 07/23/2025, MTN	40,000	41,169
5.50%, 07/24/2020, MTN	1,200,000	1,240,866
S&P Global, Inc.
4.40%, 02/15/2026	30,000	32,258
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (B)	400,000	412,972

		5,171,609

Chemicals - 0.1%
International Flavors & Fragrances, Inc.
3.40%, 09/25/2020	200,000	201,202
SASOL Financing LLC
5.88%, 03/27/2024	300,000	318,154

		519,356

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	9,000	8,850
7.00%, 10/15/2037 (B)	100,000	128,284
RELX Capital, Inc.
4.00%, 03/18/2029	200,000	204,067

		341,201

Consumer Finance - 1.1%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 3.17% (A), 08/15/2019, MTN	400,000	400,576
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	700,000	697,665
3.40%, 02/22/2022 (B)	200,000	201,768
Discover Financial Services
4.50%, 01/30/2026	100,000	102,706
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.53% (A), 09/24/2020, MTN	300,000	298,706
5.75%, 02/01/2021	200,000	205,968
Nissan Motor Acceptance Corp.
2.55%, 03/08/2021 (B)	100,000	98,421
Synchrony Financial
2.70%, 02/03/2020	9,000	8,988
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	600,000	599,033
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	1,800,000	1,797,915

		4,411,746

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.1%
Nationwide Building Society
3.90%, 07/21/2025 (B)	$ 300,000	$ 305,417

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025	700,000	703,899
Helios Leasing I LLC
1.56%, 09/28/2024	48,291	46,760
ORIX Corp.
3.25%, 12/04/2024	300,000	299,618
Protective Life Global Funding
2.70%, 11/25/2020 (B)	510,000	509,128
Tagua Leasing LLC
1.58%, 11/16/2024	50,458	48,967
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048	200,000	173,000

		1,781,372

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.40%, 05/15/2025	170,000	168,218
3-Month LIBOR + 0.93%, 3.53% (A), 06/30/2020	100,000	100,717
3-Month LIBOR + 1.18%, 3.78% (A), 06/12/2024	800,000	793,588
4.35%, 03/01/2029	300,000	306,471
Verizon Communications, Inc.
3.38%, 02/15/2025	93,000	94,095
4.02%, 12/03/2029 (B)	610,000	627,550
4.52%, 09/15/2048	100,000	102,626

		2,193,265

Electric Utilities - 1.0%
AEP Texas, Inc.
3.95%, 06/01/2028	300,000	312,548
Appalachian Power Co.
3.40%, 06/01/2025	370,000	374,872
Duke Energy Corp.
3.75%, 04/15/2024	100,000	103,120
3.95%, 10/15/2023	200,000	207,317
Duke Energy Florida LLC
3.80%, 07/15/2028	300,000	313,192
Electricite de France SA
3.63%, 10/13/2025 (B)	500,000	508,818
Entergy Mississippi LLC
2.85%, 06/01/2028	700,000	675,046
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	200,000	201,020
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/2022	200,000	201,713
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	98,337
Pacific Gas & Electric Co.
2.45%, 08/15/2022 (I)	500,000	443,750
3.50%, 06/15/2025 (I)	10,000	8,900
Southwestern Electric Power Co.
6.20%, 03/15/2040	400,000	490,961

		3,939,594

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	200,000	193,889

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	$ 255,000	$ 272,573
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (G)	115,000	113,131

		385,704

Equity Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	100,877
4.30%, 01/15/2026	550,000	570,139
4.50%, 07/30/2029	200,000	210,581
American Tower Corp.
3.38%, 10/15/2026	400,000	389,848
4.00%, 06/01/2025	760,000	782,330
4.40%, 02/15/2026	400,000	417,457
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	360,000	366,490
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 3.79% (A), 02/01/2022	400,000	398,498
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	125,308
5.25%, 01/15/2023	600,000	643,896
Digital Realty Trust, LP
3.95%, 07/01/2022	500,000	513,035
Essex Portfolio, LP
4.00%, 03/01/2029	300,000	306,983
Federal Realty Investment Trust
3.63%, 08/01/2046	100,000	91,492
Kilroy Realty, LP
4.38%, 10/01/2025	350,000	361,233
Mid-America Apartments, LP
4.00%, 11/15/2025	350,000	360,232
National Retail Properties, Inc.
4.80%, 10/15/2048	300,000	320,313
Prologis, LP
3.75%, 11/01/2025	10,000	10,453
Unibail-Rodamco SE
3-Month LIBOR + 0.77%, 3.55% (A), 04/16/2019, MTN (G)	500,000	500,137
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	300,000	310,278
Welltower, Inc.
4.95%, 09/01/2048	300,000	316,653
WP Carey, Inc.
4.60%, 04/01/2024	300,000	311,883

		7,408,116

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	50,000	50,475
4.38%, 06/01/2046	250,000	216,260

		266,735

Gas Utilities - 0.1%
Brooklyn Union Gas Co.
3.87%, 03/04/2029 (B)	100,000	103,017
Southern California Gas Co.
4.13%, 06/01/2048	300,000	308,341

		411,358

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
3.38%, 05/15/2022	$ 370,000	$ 374,966
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	510,000	508,748
3.15%, 04/01/2022	20,000	20,055
3.55%, 04/01/2025	20,000	19,721

		923,490

Health Care Providers & Services - 0.2%
Aetna, Inc.
3.50%, 11/15/2024	10,000	10,006
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	234,125
CHRISTUS Health
4.34%, 07/01/2028	200,000	213,764
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	100,000	109,024
HCA, Inc.
5.88%, 03/15/2022 (F)	100,000	107,279
Humana, Inc.
4.80%, 03/15/2047	100,000	105,339
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	193,312

		972,849

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
3.80%, 04/01/2028, MTN (F)	300,000	309,619

Industrial Conglomerates - 0.1%
General Electric Co.
5.55%, 01/05/2026, MTN	200,000	211,734

Insurance - 1.1%
Berkshire Hathaway Finance Corp.
4.20%, 08/15/2048	300,000	310,822
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	20,000	20,352
First American Financial Corp.
4.60%, 11/15/2024	10,000	10,370
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	100,000	105,125
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	510,000	508,420
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	10,000	10,299
Meiji Yasuda Life Insurance Co.
Fixed until 04/26/2028, 5.10% (A), 04/26/2048 (B)	400,000	416,853
MetLife, Inc.
4.05%, 03/01/2045	10,000	9,989
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	148,857
2.30%, 04/10/2019 (B)	300,000	299,976
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	600,000	535,322
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	510,000	507,823
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	300,000	298,202
3.00%, 04/18/2026 (B)	200,000	197,438

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Reliance Standard Life Global Funding II
2.50%, 04/24/2019 (B)	$ 100,000	$ 99,976
RenaissanceRe Holdings, Ltd.
3.60%, 04/15/2029	100,000	98,299
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	400,000	410,437
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	97,887
XLIT, Ltd.
4.45%, 03/31/2025	10,000	10,411

		4,096,858

IT Services - 0.1%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	242,000	252,517

Life Sciences Tools & Services - 0.0% (D)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	20,000	20,257

Machinery - 0.1%
Wabtec Corp.
4.40%, 03/15/2024	400,000	406,648

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	200,000	195,451

Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	297,680
Comcast Corp.
4.40%, 08/15/2035	10,000	10,441
4.75%, 03/01/2044	700,000	758,791
Discovery Communications LLC
5.00%, 09/20/2037	200,000	194,452
Sky, Ltd.
3.13%, 11/26/2022 (B)	40,000	40,418

		1,301,782

Metals & Mining - 0.1%
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021 (B)	300,000	311,975

Multi-Utilities - 0.3%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (E), 6.13% (A)	500,000	508,125
DTE Electric Co.
3.70%, 06/01/2046 (F)	600,000	581,877
E.ON International Finance BV
6.65%, 04/30/2038 (B)	240,000	299,431

		1,389,433

Oil, Gas & Consumable Fuels - 1.3%
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.75%, 03/01/2027 (B)	200,000	203,000
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	200,000	202,669
BP Capital Markets America, Inc.
3.79%, 02/06/2024	200,000	207,554
Concho Resources, Inc.
3.75%, 10/01/2027	200,000	198,368

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (G)	$ 200,000	$ 210,500
Energy Transfer Operating, LP
4.05%, 03/15/2025	100,000	101,397
4.75%, 01/15/2026	400,000	418,099
7.50%, 07/01/2038	50,000	60,697
Eni SpA
4.75%, 09/12/2028 (B)	200,000	207,677
Enterprise Products Operating LLC
3.70%, 02/15/2026	520,000	533,293
ONEOK, Inc.
4.35%, 03/15/2029	400,000	407,034
Petrobras Global Finance BV
5.75%, 02/01/2029	200,000	198,100
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	600,000	661,218
Shell International Finance BV
4.00%, 05/10/2046	200,000	207,945
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B) (F)	500,000	520,800
Valero Energy Corp.
4.00%, 04/01/2029	400,000	403,650
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	9,936
3.70%, 03/15/2028 (B)	300,000	289,257

		5,041,194

Paper & Forest Products - 0.1%
Georgia-Pacific LLC
5.40%, 11/01/2020 (B)	220,000	228,692

Pharmaceuticals - 0.4%
Baxalta, Inc.
3.60%, 06/23/2022	3,000	3,016
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	600,000	560,362
Eli Lilly & Co.
3.88%, 03/15/2039	100,000	102,386
EMD Finance LLC
2.40%, 03/19/2020 (B)	250,000	248,857
Mylan, Inc.
4.55%, 04/15/2028	100,000	97,220
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	100,000	98,689
3.20%, 09/23/2026	200,000	193,401
Zoetis, Inc.
3.90%, 08/20/2028	200,000	204,067

		1,507,998

Professional Services - 0.1%
IHS Markit, Ltd.
4.75%, 08/01/2028	200,000	209,262

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	400,000	415,261
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	200,000	203,067
Kansas City Southern
4.95%, 08/15/2045	300,000	322,509
Union Pacific Corp.
4.10%, 09/15/2067	100,000	91,314

		1,032,151

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
3.13%, 04/15/2021	$ 300,000	$ 299,646
KLA-Tencor Corp.
4.10%, 03/15/2029	200,000	203,549

		503,195

Software - 0.3%
Microsoft Corp.
4.10%, 02/06/2037	300,000	326,293
Oracle Corp.
2.95%, 05/15/2025	760,000	759,015

		1,085,308

Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	100,000	99,830
4.85%, 04/01/2024	100,000	102,246

		202,076

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.90%, 09/12/2027	200,000	197,163
3-Month LIBOR + 0.30%, 3.03% (A), 05/06/2019	300,000	300,129
3.35%, 02/09/2027	200,000	204,111
3.75%, 09/12/2047	100,000	99,499
4.65%, 02/23/2046	100,000	112,982
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	400,000	469,939

		1,383,823

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	100,000	89,474
BAT International Finance PLC
3.50%, 06/15/2022 (B)	10,000	10,042
Reynolds American, Inc.
4.00%, 06/12/2022	10,000	10,213
4.85%, 09/15/2023	100,000	105,484

		215,213

Trading Companies & Distributors - 0.1%
Air Lease Corp.
4.25%, 02/01/2024, MTN	100,000	102,219
GATX Corp.
3.25%, 09/15/2026	150,000	142,660

		244,879

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.95%, 03/10/2025 (B)	200,000	200,940
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	10,000	9,833
3.90%, 03/22/2023 (B)	100,000	101,160

		311,933

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	260,000	265,158

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.1%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	$ 200,000	$ 202,250
5.15%, 09/20/2029 (B)	200,000	203,500

		405,750

Total Corporate Debt Securities (Cost $72,365,821)		72,872,379

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
Canada - 0.3%
Province of Ontario
1.65%, 09/27/2019	600,000	597,355
Province of Quebec
2.50%, 04/20/2026	600,000	593,448

		1,190,803

Indonesia - 0.1%
Indonesia Government International Bond
4.45%, 02/11/2024	500,000	521,039

Japan - 0.7%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	2,000,000	1,965,682
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	900,000	886,462

		2,852,144

Kuwait - 0.1%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	300,000	306,375

Peru - 0.1%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 600,000	190,255

Qatar - 0.5%
Qatar Government International Bond
2.38%, 06/02/2021 (G)	$ 1,600,000	1,578,496
4.50%, 01/20/2022 (G)	200,000	207,700

		1,786,196

Republic of Korea - 0.2%
Export-Import Bank of Korea
3-Month LIBOR + 0.70%, 3.35% (A), 05/26/2019	600,000	600,372
1.93%, 02/24/2020, MTN 02/16/2017 (G) (J)	CAD 300,000	223,172

		823,544

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	$ 300,000	297,750

Total Foreign Government Obligations (Cost $7,985,443)		7,968,106

LOAN ASSIGNMENT - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC
Term Loan,
TBD, 10/15/2038 (K) (L) (M)	475,000	467,963

Total Loan Assignment (Cost $468,046)		467,963

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 1.7%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.98% (A), 04/24/2049 (G)	GBP 109,536	$ 143,065
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 2.93% (A), 07/25/2035	$ 10,388	10,387
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 3.36% (A), 07/15/2034 (B)	849,040	847,169
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	300,000	311,659
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
4.39% (A), 11/25/2034	50,828	51,782
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	600,000	612,505
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 1.00% (A), 12/10/2044 (G)	GBP 73,175	94,250
Federal Home Loan Mortgage Corp.
Series W5FX, Class AFX,
2.97% (A), 04/25/2028	$ 600,000	607,068
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	400,000	412,498
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (K)	325,223	328,340
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	144,896	150,509
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 3.17% (A), 04/25/2028	148,055	142,891
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	508,836
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
0.99% (A), 12/15/2048	720,096	21,505
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 3.01% (A), 05/25/2035	36,076	36,116

	Principal	Value
MORTGAGE-BACKED SECURITIES - 1.7%
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 1.02% (A), 06/10/2043 (G)	GBP 298,329	$ 385,490
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 0.00% (A), 10/20/2051 (B) (N)	700,000	911,715
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 1.04% (A), 06/10/2059 (G)	240,633	299,793
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.59% (A), 06/10/2059 (G)	46,418	55,901
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 1.19% (A), 06/10/2059 (G)	55,259	67,548
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.39% (A), 06/10/2059 (G)	43,470	53,027
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5,
3.93% (A), 04/25/2035	$ 32,466	32,976
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	500,000	507,398

Total Mortgage-Backed Securities (Cost $6,607,015)		6,592,428

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	100,000	139,048
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	100,000	144,084
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	218,331

		501,463

Florida - 0.1%
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	207,992

Maryland - 0.0% (D)
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	100,000	94,704

Michigan - 0.0% (D)
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	95,000	94,342

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	$ 300,000	$ 336,099

Utah - 0.0% (D)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 3.24% (A), 12/26/2031	46,608	46,638

West Virginia - 0.0% (D)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	100,000	99,775

Total Municipal Government Obligations (Cost $1,305,591)		1,381,013

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.0%
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022	4,500,000	4,512,514
4.50%, 08/01/2048	791,384	833,475
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 3.16% (A), 02/25/2023	549,271	549,787
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.86% (A), 01/15/2038	470,050	467,594
1-Month LIBOR + 0.40%, 2.88% (A), 02/15/2041 - 09/15/2045	885,962	886,851
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.59% (A), 01/15/2038	470,050	26,702
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 3.41% (A), 09/15/2043	574,915	97,858
Federal National Mortgage Association
3.50%, 06/01/2045	280,622	285,465
3.50%, TBA (N)	11,150,000	11,290,675
3.70%, 09/01/2034	277,684	291,518
4.50%, 03/01/2039 - 02/01/2041	232,392	245,559
4.50%, TBA (N)	8,950,000	9,317,684
5.50%, TBA (N)	300,000	320,298
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 3.04% (A), 02/25/2041	172,781	173,759
1-Month LIBOR + 0.57%, 3.06% (A), 06/25/2041	754,220	759,745
1-Month LIBOR + 0.75%, 3.24% (A), 05/25/2040	615,968	622,295
1-Month LIBOR + 0.85%, 3.34% (A), 11/25/2039	2,027,392	2,069,337
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	307,545	25,065

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association
1-Month LIBOR + 0.80%, 3.31% (A), 05/20/2066 - 06/20/2066	$ 1,405,582	$ 1,415,464
U.S. Treasury Note
3.00%, 09/30/2025	300,000	312,375

Total U.S. Government Agency Obligations (Cost $34,360,793)		34,504,020

U.S. GOVERNMENT OBLIGATIONS - 21.9%
U.S. Treasury - 20.6%
U.S. Treasury Bond
2.75%, 08/15/2047	400,000	394,297
2.88%, 11/15/2046 (O)	1,200,000	1,214,906
3.00%, 05/15/2042	2,500,000	2,601,172
3.00%, 02/15/2048 - 08/15/2048 (O)	1,670,000	1,728,178
3.13%, 08/15/2044	2,900,000	3,073,887
3.13%, 05/15/2048 (O)	1,520,000	1,611,734
3.38%, 05/15/2044	1,430,000	1,580,653
3.38%, 11/15/2048 (O)	769,000	855,843
4.25%, 05/15/2039 - 11/15/2040 (O)	5,750,000	7,196,529
4.38%, 05/15/2040 - 05/15/2041 (O)	2,010,000	2,563,096
4.50%, 08/15/2039 (O)	9,860,000	12,730,570
6.25%, 05/15/2030 (O)	800,000	1,095,187
U.S. Treasury Note
1.25%, 04/30/2019 (C) (O) (P)	86,000	85,910
1.63%, 05/31/2023 (O)	330,000	321,930
1.88%, 03/31/2022 - 07/31/2022 (O)	9,900,000	9,798,199
2.00%, 06/30/2024	400,000	394,750
2.13%, 12/31/2022 (O)	600,000	597,539
2.13%, 03/31/2024 - 05/15/2025	1,010,000	1,002,396
2.25%, 02/15/2027 - 08/15/2027 (O)	22,350,000	22,163,010
2.38%, 02/29/2024	560,000	563,653
2.63%, 02/15/2029 (O)	3,990,000	4,063,254
2.75%, 04/30/2023 - 05/31/2023 (O)	1,900,000	1,937,949
2.88%, 05/15/2028 (O)	1,120,000	1,163,356
3.00%, 10/31/2025	120,000	124,983

		78,862,981

U.S. Treasury Inflation-Protected Securities - 1.3%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046 (O)	743,491	757,269
1.00%, 02/15/2048	408,224	416,567
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	310,449	307,238
0.50%, 01/15/2028 (O)	2,540,472	2,533,809
0.75%, 07/15/2028	902,331	922,148

		4,937,031

Total U.S. Government Obligations (Cost $81,337,279)		83,800,012

COMMERCIAL PAPER - 0.3%
Multi-Utilities - 0.1%
NiSource, Inc.
3.03% (C), 05/24/2019	300,000	298,639

Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer Partners, LP
3.25% (C), 04/22/2019	700,000	698,569

Total Commercial Paper (Cost $997,208)		997,208

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.4%
U.S. Treasury Bill
2.41% (C), 04/11/2019 (Q) (R)	$ 579,000	$ 578,542
2.42% (C), 04/18/2019 (R)	17,000	16,979
2.43% (C), 05/23/2019	902,000	898,775

Total Short-Term U.S. Government Obligations (Cost $1,494,296)		1,494,296

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (C)	4,243,993	4,243,993

Total Other Investment Company (Cost $4,243,993)		4,243,993

	Principal	Value
REPURCHASE AGREEMENTS - 87.5%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $8,630,978 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $8,804,957.	$ 8,629,935	8,629,935
HSBC Bank PLC, 2.90% (C), dated 03/28/2019, to be repurchased at $25,014,097 on 04/04/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 05/15/2024, and with a value of $25,734,592.	25,000,000	25,000,000
HSBC Bank PLC, 2.95% (C), dated 03/29/2019, to be repurchased at $10,102,483 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.13%, due 03/31/2024, and with a value of $10,424,197.	10,100,000	10,100,000
JPMorgan Securities LLC, 2.51% (C), dated 04/01/2019, to be repurchased at $100,027,889 on 04/02/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2045, and with a value of $108,697,835.	100,000,000	100,000,000
JPMorgan Securities LLC, 3.50% (C), dated 03/29/2019, to be repurchased at $39,211,433 on 04/01/2019. Collateralized by a U.S. Government Obligation, 1.63%, due 05/15/2026, and with a value of $32,129,012.	39,200,000	39,200,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Merrill Lynch Pierce Fenner & Smith, 3.47% (C), dated 03/29/2019, to be repurchased at $85,824,810 on 04/01/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2045, and with a value of $87,467,529.

	$ 85,800,000	$ 85,800,000
RBC Capital Markets LLC, 2.95% (C), dated 03/29/2019, to be repurchased at $66,516,348 on 04/01/2019. Collateralized by U.S. Government Obligations, 3.00% , due 09/30/2025 -10/31/2025, and with a total value of $67,585,814.	66,500,000	66,500,000

Total Repurchase Agreements (Cost $335,229,935)		335,229,935

Total Investments Excluding Purchased Options/Swaptions (Cost $553,035,604)		556,218,606
Total Purchased Options/Swaptions - 0.5% (Cost $6,375,997)		2,174,566

Total Investments (Cost $559,411,601)		558,393,172
Net Other Assets (Liabilities) - (45.8)%		(175,333,764)

Net Assets - 100.0%		$ 383,059,408

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (16.7)%

Bank of Nova Scotia, 2.63% (C), dated 03/11/2019, to be repurchased at $(831,014) on 04/04/2019. Collateralized by U.S. Government Obligations, 3.00% - 3.88%, due 05/15/2047 - 11/15/2048, and with a total value of $(877,105)

	$ (829,559)	$ (829,559)
Bank of Nova Scotia, 2.64% (C), dated 01/09/2019, to be repurchased at $(17,363,598) on 04/09/2019. Collateralized by U.S. Government Obligations, 1.88% - 3.00%, due 03/31/2022 - 05/15/2047, and with a total value of $(17,761,764).	(17,249,750)	(17,249,750)
Deutsche Bank Securities, Inc., 2.46% (C), dated 03/26/2019, to be repurchased at $(4,083,678) on 04/09/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/15/2029, and with a value of $(4,076,819).	(4,079,775)	(4,079,775)
Deutsche Bank Securities, Inc., 2.65% (C), dated 03/21/2019, to be repurchased at $(1,917,945) on 04/22/2019. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and with a value of $(1,940,905).	(1,913,438)	(1,913,438)
RBS Securities, Inc., 2.67% (C), dated 02/14/2019, to be repurchased at $(628,069) on 04/12/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 08/15/2048, and with a value of $(644,242).	(625,425)	(625,425)
RBS Securities, Inc., 2.75% (C), dated 03/15/2019, to be repurchased at $(4,210,322) on 04/15/2019. Collateralized by a U.S. Government Obligation, 4.25%, due 11/15/2040, and with a value of $(4,377,963).	(4,200,375)	(4,200,375)
RBS Securities, Inc., 2.90% (C), dated 03/27/2019, to be repurchased at $(4,519,347) on 04/03/2019. Collateralized by U.S. Government Obligations, 3.13% - 4.25%, due 05/15/2039 - 05/15/2048, and with a total value of $(4,543,588).	(4,516,800)	(4,516,800)
Royal Bank of Canada, 2.64% (C), dated 03/05/2019, to be repurchased at $(13,742,218) on 06/05/2019. Collateralized by U.S. Government Obligations, 1.88% - 4.50%, due 03/31/2022 - 08/15/2044, and with a total value of $(14,495,618)	(13,650,125)	(13,650,125)
Wood Gundy, Inc., 2.65% (C), dated 03/20/2019, to be repurchased at $(2,539,785) on 04/18/2019. Collateralized by U.S. Government Obligation, 3.00%, due 05/15/2042, and Cash with a total value of $(2,685,079).	(2,534,375)	(2,534,375)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Wood Gundy, Inc., 2.65% (C), dated 03/08/2019, to be repurchased at $(5,722,920) on 04/18/2019. Collateralized by U.S. Government Obligation, 4.50%, due 08/15/2039, and Cash with a total value of $(6,014,615).

	$ (5,705,700)	$ (5,705,700)
Wood Gundy, Inc., 2.70% (C), dated 03/07/2019, to be repurchased at $(7,788,648) on 04/08/2019. Collateralized by U.S. Government Obligation, 2.25%, due 08/15/2027, and Cash with a total value of $(8,122,236).	(7,770,000)	(7,770,000)
Wood Gundy, Inc., 2.70% (C), dated 03/26/2019, to be repurchased at $(897,008) on 04/10/2019. Collateralized by U.S. Government Obligation, 4.38%, due 05/15/2041, and Cash with a total value of $(919,924).	(896,000)	(896,000)

Total Reverse Repurchase Agreements		$ (63,971,322)

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,100.00	12/20/2019	USD	232,987,680	822	$5,889,742	$1,331,640

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - 1-Year	DUB	3-Month USD-LIBOR	Receive	3.02%	07/09/2020	USD	26,700,000	$98,790	$225,083
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD	56,000,000	202,720	477,468
Call - 1-Year	GSB	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD	16,300,000	59,211	138,977
Put - 10-Year	MLI	3-Month USD-LIBOR	Pay	3.40	05/16/2019	USD	5,600,000	71,400	15
Put - 30-Year	MLI	3-Month USD-LIBOR	Pay	3.60	10/01/2019	USD	2,900,000	54,134	1,383

Total								$486,255	$842,926

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 1-Year	DUB	3-Month USD-LIBOR	Receive	2.96%	07/09/2021	USD	26,700,000	$(127,826)	$(227,585)
Call - 1-Year	GSB	3-Month USD-LIBOR	Receive	3.02	06/21/2021	USD	16,300,000	(79,153)	(145,871)
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	3.02	06/21/2021	USD	56,000,000	(263,200)	(502,895)
Put - 5-Year	MLI	3-Month USD-LIBOR	Pay	3.60	10/01/2019	USD	12,100,000	(54,106)	(493)

Total								$(524,285)	$(876,844)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(524,285)	$(876,844)

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 31	1.00%	Quarterly	12/20/2023	USD	8,100,000	$(180,501)	$(79,493)	$(101,008)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.50%	Semi-Annually/Quarterly	06/21/2027	USD	5,300,000	$330,935	$328,177	$2,758
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/Quarterly	12/21/2026	USD	200,000	7,858	7,859	(1)
3-Month USD-LIBOR	Receive	2.25	Quarterly/Semi-Annually	12/16/2022	USD	200,000	753	1,130	(377)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/Quarterly	06/20/2028	USD	27,200,000	173,486	1,531,999	(1,358,513)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD	900,000	(13,233)	18,596	(31,829)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/Quarterly	02/04/2023	USD	12,400,000	(190,852)	—	(190,852)
3-Month USD-LIBOR	Receive	3.22	Quarterly/Semi-Annually	11/15/2028	USD	600,000	46,793	—	46,793
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/Annually	02/03/2037	EUR	1,800,000	103,707	(19,177)	122,884
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/18/2029	GBP	3,300,000	(107,985)	(23,262)	(84,723)
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP	1,600,000	(97,032)	(39,207)	(57,825)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	180,000,000	(117,886)	23,767	(141,653)

Total							$136,544	$1,829,882	$(1,693,338)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	900,000	$8,999	$(38,538)	$47,537
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	600,000	5,254	(35,491)	40,745

Total							$14,253	$(74,029)	$88,282

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (V)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	CITI	Receive	Quarterly	05/23/2019	USD	53,642,715	9,331	$211,530	$(26,854)	$238,384
iShares MSCI EAFE ETF	GSI	Receive	Quarterly	08/14/2019	USD	3,417,928	610	95,861	—	95,861

Total								$307,391	$(26,854)	$334,245

Value
OTC Swap Agreements, at value (Assets)	$321,644

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	83	06/17/2019	$20,131,610	$20,221,913	$90,303	$—
90-Day Eurodollar	Long	245	12/16/2019	59,328,465	59,761,625	433,160	—
90-Day Eurodollar	Short	(83)	06/15/2020	(20,103,662)	(20,288,313)	—	(184,651)
90-Day Eurodollar	Short	(245)	12/14/2020	(59,313,322)	(59,936,188)	—	(622,866)
2-Year U.S. Treasury Note	Long	181	06/28/2019	38,576,965	38,569,969	—	(6,996)
5-Year U.S. Treasury Note	Short	(301)	06/28/2019	(34,873,374)	(34,864,266)	9,108	—
10-Year U.S. Treasury Note	Long	2	06/19/2019	245,065	248,438	3,373	—
10-Year U.S. Treasury Note	Short	(10)	06/19/2019	(1,302,515)	(1,327,813)	—	(25,298)
sE-Mini Russell 2000® Index	Long	248	06/21/2019	19,102,160	19,143,120	40,960	—
Euro OAT Index	Short	(10)	06/06/2019	(1,776,673)	(1,824,751)	—	(48,078)
German Euro Bund Index	Short	(4)	06/06/2019	(730,480)	(746,368)	—	(15,888)
S&P 500® E-Mini Index	Long	1,621	06/21/2019	225,235,754	230,003,690	4,767,936	—
U.S. Treasury Bond	Long	35	06/19/2019	5,687,002	5,880,000	192,998	—
U.S. Treasury Bond	Short	(97)	06/19/2019	(14,140,645)	(14,516,656)	—	(376,011)

Total						$5,537,838	$(1,279,788)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	06/19/2019	INR	8,806,480	USD	122,007	$3,815	$—
CITI	04/02/2019	USD	1,097,132	GBP	831,000	14,685	—
CITI	04/24/2019	MXN	11,737,000	USD	606,814	—	(4,466)
CITI	05/15/2019	RUB	35,153,542	USD	528,915	3,033	—
CITI	06/11/2019	COP	364,033,000	USD	116,616	—	(2,870)
GSB	04/02/2019	USD	220,171	CAD	289,000	3,899	—
HSBC	04/01/2019	USD	110,344	DKK	715,000	2,903	—
HSBC	04/24/2019	USD	608,072	MXN	11,737,000	5,724	—
JPM	04/02/2019	EUR	264,000	USD	301,044	—	(4,851)
JPM	05/15/2019	USD	103,884	JPY	11,400,000	639	—
JPM	07/01/2019	USD	108,412	DKK	715,000	84	—
SCB	04/02/2019	GBP	526,000	USD	696,365	—	(11,206)
SCB	05/03/2019	USD	697,420	GBP	526,000	11,189	—
SCB	06/19/2019	IDR	1,842,640,000	USD	129,100	—	(1,015)

Total						$45,971	$(24,408)

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$6,167,253	$—	$6,167,253
Certificates of Deposit	—	500,000	—	500,000
Corporate Debt Securities	—	72,872,379	—	72,872,379
Foreign Government Obligations	—	7,968,106	—	7,968,106
Loan Assignment	—	—	467,963	467,963
Mortgage-Backed Securities	—	6,592,428	—	6,592,428
Municipal Government Obligations	—	1,381,013	—	1,381,013
U.S. Government Agency Obligations	—	34,504,020	—	34,504,020
U.S. Government Obligations	—	83,800,012	—	83,800,012
Commercial Paper	—	997,208	—	997,208
Short-Term U.S. Government Obligations	—	1,494,296	—	1,494,296
Other Investment Company	4,243,993	—	—	4,243,993
Repurchase Agreements	—	335,229,935	—	335,229,935
Exchange-Traded Options Purchased	1,331,640	—	—	1,331,640
Over-the-Counter Interest Rate Swaptions Purchased	—	842,926	—	842,926

Total Investments	$5,575,633	$552,349,576	$467,963	$558,393,172

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$663,532	$—	$663,532
Over-the-Counter Credit Default Swap Agreements	—	14,253	—	14,253
Over-the-Counter Total Return Swap Agreements	—	307,391	—	307,391
Futures Contracts (Y)	5,537,838	—	—	5,537,838
Forward Foreign Currency Contracts (Y)	—	45,971	—	45,971

Total Other Financial Instruments	$5,537,838	$1,031,147	$—	$6,568,985

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(63,971,322)	$—	$(63,971,322)
Over-the-Counter Interest Rate Swaptions Written	—	(876,844)	—	(876,844)
Centrally Cleared Credit Default Swap Agreements	—	(180,501)	—	(180,501)
Centrally Cleared Interest Rate Swap Agreements	—	(526,988)	—	(526,988)
Futures Contracts (Y)	(1,279,788)	—	—	(1,279,788)
Forward Foreign Currency Contracts (Y)	—	(24,408)	—	(24,408)

Total Other Financial Instruments	$(1,279,788)	$(65,580,063)	$—	$(66,859,851)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $33,753,221, representing 8.8% of the Portfolio’s net assets.
(C)	Rates disclosed reflect the yields at March 31, 2019.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,157,089. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, the total value of Regulation S securities is $4,394,578, representing 1.1% of the Portfolio’s net assets.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2019; the maturity date disclosed is the ultimate maturity date.
(I)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2019, the total value of such securities is $452,650, representing 0.1% of the Portfolio’s net assets.
(J)	Restricted security. At March 31, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Foreign Government Obligations	Export-Import Bank of Korea 1.93%, 02/24/2020, MTN	02/16/2017	$229,683	$223,172	0.1%

(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2019, the total value of securities is $796,303, representing 0.2% of the Portfolio’s net assets.
(L)	Security is Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	All or a portion of the security represents an unsettled loan commitment at March 31, 2019 where the rate will be determined at time of settlement.
(N)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(O)	Securities are subject to sale-buyback transactions.
(P)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The value of the security is $85,910.
(Q)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $569,550.
(R)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $24,972.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(W)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.9%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 3.11% (A), 04/25/2034	$ 183,432	$ 183,625
Adams Mill CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.10%, 3.89% (A), 07/15/2026 (B)	3,815,703	3,815,188
Ally Auto Receivables Trust
Series 2018-3, Class A2,
2.72%, 05/17/2021	6,599,958	6,600,374
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class A2B,
1-Month LIBOR + 0.23%, 2.71% (A), 07/19/2021	2,476,308	2,476,212
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
1-Month LIBOR + 0.39%, 2.88% (A), 03/25/2036	191,168	190,324
Apex Credit CLO, Ltd.
Series 2016-1A, Class ASR,
3-Month LIBOR + 1.05%, 3.61% (A), 10/27/2028 (B)	6,700,000	6,778,812
Apidos CLO XVI
Series 2013-16A, Class A1R,
3-Month LIBOR + 0.98%, 3.74% (A), 01/19/2025 (B)	1,348,177	1,348,187
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
1-Month LIBOR + 0.38%, 2.87% (A), 02/25/2036	2,794,421	2,139,768
Aurium CLO
Series 2A, Class AR,
3-Month LIBOR + 0.68%, 0.68% (A), 10/13/2029 (B) (C)	EUR 3,600,000	4,025,431
B&M CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 0.73%, 3.51% (A), 04/16/2026 (B)	$ 3,384,563	3,370,429
Barings Euro CLO
Series 2016-1A, Class A1R,
3-Month LIBOR + 0.68%, 0.68% (A), 07/27/2030 (B) (C)	EUR 6,000,000	6,696,035
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 3.14% (A), 03/25/2035	$ 728,105	731,543
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 3.49% (A), 06/25/2035	253,657	256,194
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 2.73% (A), 12/25/2036	13,329,542	11,392,689
Series 2007-HE3, Class 1A2,
1-Month LIBOR + 0.20%, 2.69% (A), 04/25/2037	726,274	1,004,789

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 3.15% (A), 10/25/2032	$ 6,914	$ 6,928
Series 2004-1, Class M1,
1-Month LIBOR + 0.98%, 3.46% (A), 06/25/2034	2,245,858	2,257,343
Series 2006-SD3, Class 21A1,
4.33% (A), 07/25/2036	82,263	82,292
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A1AR,
3-Month LIBOR + 0.78%, 3.56% (A), 07/18/2027 (B)	4,500,000	4,470,592
Cent CLO 19, Ltd.
Series 2013-19A, Class A1A,
3-Month LIBOR + 1.33%, 4.08% (A), 10/29/2025 (B)	4,854,365	4,859,117
Chase Issuance Trust
Series 2017-A1, Class A,
1-Month LIBOR + 0.30%, 2.78% (A), 01/15/2022	7,000,000	7,009,508
Chesapeake Funding II LLC
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (B)	7,775,859	7,829,664
CIFC Funding, Ltd.
Series 2015-2A, Class AR,
3-Month LIBOR + 0.78%, 3.57% (A), 04/15/2027 (B)	8,500,000	8,447,002
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 3.63% (A), 10/25/2027 (B)	8,200,000	8,163,092
CIT Mortgage Loan Trust
Series 2007-1, Class 1A,
1-Month LIBOR + 1.35%, 3.84% (A), 10/25/2037 (B)	4,511,127	4,551,419
Citigroup Mortgage Loan Trust
Series 2007-AMC1, Class A1,
1-Month LIBOR + 0.16%, 2.65% (A), 12/25/2036 (B)	9,061,403	5,979,677
Series 2007-AMC4, Class A2C,
1-Month LIBOR + 0.17%, 2.66% (A), 05/25/2037	657,916	653,675
Series 2007-FS1, Class 1A1,
4.58% (A), 10/25/2037 (B)	3,318,422	3,346,335
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 3.43% (A), 10/25/2034	4,631,000	4,623,192
Countrywide Asset-Backed Certificates
Series 2003-3, Class M1,
1-Month LIBOR + 1.05%, 3.54% (A), 08/25/2033	545,003	532,924
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 4.06% (A), 11/25/2034	2,500,000	2,352,271
Series 2006-20, Class 1A,
1-Month LIBOR + 0.14%, 2.63% (A), 04/25/2047	4,158,871	4,021,935

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates (continued)
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 2.63% (A), 06/25/2047	$ 10,229,368	$ 9,105,292
Series 2006-24, Class 2A3,
1-Month LIBOR + 0.15%, 2.64% (A), 06/25/2047	3,166,510	3,133,633
Series 2007-2, Class 2A3,
1-Month LIBOR + 0.14%, 2.63% (A), 08/25/2037	5,054,923	4,951,926
CSMC Trust
Series 2017-1A, Class A,
4.50% (A), 03/25/2021 (B)	2,825,971	2,835,786
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class MV4,
1-Month LIBOR + 0.85%, 3.34% (A), 04/25/2035	257,027	257,651
CWABS, Inc. Asset-Backed Certificates Trust
Series 2003-BC1, Class A1,
1-Month LIBOR + 0.80%, 3.29% (A), 03/25/2033	21,018	20,787
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.69% (A), 10/15/2027 (B)	7,100,000	7,077,628
Emerson Park CLO, Ltd.
Series 2013-1A, Class A1AR,
3-Month LIBOR + 0.98%, 3.77% (A), 07/15/2025 (B)	368,733	368,737
Ford Credit Auto Owner Trust
Series 2014-2, Class A,
2.31%, 04/15/2026 (B)	6,820,000	6,801,401
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 3.81% (A), 01/21/2028 (B)	6,700,000	6,679,605
GSAMP Trust
Series 2005-HE1, Class M2,
1-Month LIBOR + 1.32%, 3.81% (A), 12/25/2034	3,386,341	2,658,688
Series 2007-HS1, Class A1,
1-Month LIBOR + 0.85%, 3.34% (A), 02/25/2047	1,146,290	1,147,166
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 3.86% (A), 10/22/2025 (B)	5,899,312	5,897,052
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 3.09% (A), 11/25/2032	1,283	1,244
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 3.27% (A), 10/25/2034	3,884,852	3,855,050
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 2.71% (A), 04/25/2037	1,554,241	1,221,105
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A2A,
1.69%, 12/16/2019 (B)	75,953	75,913

	Principal	Value
ASSET-BACKED SECURITIES (continued)
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 3.70% (A), 01/14/2028 (B)	$ 7,000,000	$ 6,952,211
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 3.61% (A), 05/15/2028 (B)	6,600,000	6,603,012
Master Asset-Backed Securities Trust
Series 2007-HE2, Class A1,
1-Month LIBOR + 1.15%, 3.64% (A), 08/25/2037	3,352,245	2,984,523
Monarch Grove CLO Trust
Series 2018-1A, Class A1,
3-Month LIBOR + 0.88%, 3.65% (A), 01/25/2028 (B)	5,700,000	5,660,670
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 3.42% (A), 11/25/2034	1,509,225	1,497,117
Series 2005-WMC6, Class M3,
1-Month LIBOR + 0.77%, 3.25% (A), 07/25/2035	3,604,104	3,617,019
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 2.74% (A), 03/25/2037	2,870,107	1,486,294
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 3.98% (A), 04/18/2025 (B)	3,808,949	3,809,052
Navient Private Education Loan Trust
Series 2018-BA, Class A1,
1-Month LIBOR + 0.35%, 2.83% (A), 12/15/2059 (B)	3,012,281	3,011,687
Navient Student Loan Trust
Series 2017-3A, Class A1,
1-Month LIBOR + 0.30%, 2.79% (A), 07/26/2066 (B)	1,999,614	1,999,309
Series 2018-2A, Class A1,
1-Month LIBOR + 0.24%, 2.73% (A), 03/25/2067 (B)	2,589,328	2,588,928
New Century Home Equity Loan Trust
Series 2005-C, Class A2C,
1-Month LIBOR + 0.25%, 2.74% (A), 12/25/2035	111,189	111,158
Nissan Master Owner Trust Receivables
Series 2016-A, Class A1,
1-Month LIBOR + 0.64%, 3.12% (A), 06/15/2021	7,000,000	7,005,566
OCP CLO, Ltd.
Series 2015-9A, Class A1R,
3-Month LIBOR + 0.80%, 3.59% (A), 07/15/2027 (B)	7,000,000	6,957,489
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 0.85%, 3.64% (A), 07/15/2027 (B)	4,100,000	4,070,111
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class A,
3.43%, 12/16/2024 (B)	6,700,000	6,771,140

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust
Series 2007-2, Class 1A1,
1-Month LIBOR + 0.14%, 2.63% (A), 03/25/2037	$ 5,690,020	$ 4,193,307
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 2.71% (A), 05/25/2037	8,421,772	5,742,836
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.42%, 2.91% (A), 12/25/2035	7,100,000	7,077,319
Series 2006-EMX1, Class M1,
1-Month LIBOR + 0.41%, 2.90% (A), 01/25/2036	1,736,542	1,725,924
Series 2006-KS9, Class AI3,
1-Month LIBOR + 0.16%, 2.65% (A), 11/25/2036	1,425,232	1,357,552
SLM Student Loan Trust
Series 2003-11, Class A6,
3-Month LIBOR + 0.55%, 3.16% (A), 12/15/2025 (B)	5,935,434	5,957,201
Series 2005-3, Class A5,
3-Month LIBOR + 0.09%, 2.86% (A), 10/25/2024	2,425,567	2,422,895
Series 2007-3, Class A3,
3-Month LIBOR + 0.04%, 2.81% (A), 04/25/2019	39,852	39,825
Sofi Professional Loan Program LLC
Series 2018-A, Class A2A,
2.39%, 02/25/2042 (B)	4,539,974	4,521,715
Sofi Professional Loan Program Trust
Series 2018-B, Class A1FX,
2.64%, 08/25/2047 (B)	5,598,811	5,590,527
Soundview Home Loan Trust
Series 2005-3, Class M3,
1-Month LIBOR + 0.83%, 3.31% (A), 06/25/2035	105,554	104,739
Series 2006-OPT2, Class A3,
1-Month LIBOR + 0.18%, 2.67% (A), 05/25/2036	1,958,408	1,953,785
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 2.60% (A), 02/25/2037	1,251,110	462,053
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	2,983,959	2,980,116
Structured Asset Investment Loan Trust
Series 2005-9, Class M1,
1-Month LIBOR + 0.42%, 2.91% (A), 11/25/2035	6,000,000	5,865,026
TICP CLO I, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 0.80%, 3.56% (A), 07/20/2027 (B)	7,100,000	7,055,277
TICP CLO III, Ltd.
Series 2018-3R, Class A,
3-Month LIBOR + 0.84%, 3.60% (A), 04/20/2028 (B)	5,500,000	5,453,750
Tralee CLO V, Ltd.
Series 2018-5A, Class A1,
3-Month LIBOR + 1.11%, 3.87% (A), 10/20/2028 (B)	7,900,000	7,819,278

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Trillium Credit Card Trust II
Series 2018-1A, Class A,
1-Month LIBOR + 0.25%, 2.73% (A), 02/27/2023 (B)	$ 11,100,000	$ 11,097,905
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	26,743	27,656
Series 2004-20C, Class 1,
4.34%, 03/01/2024	204,359	209,448
Series 2008-20L, Class 1,
6.22%, 12/01/2028	617,433	664,584
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR,
3-Month LIBOR + 0.80%, 3.43% (A), 02/28/2026 (B)	8,400,000	8,361,108
Venture XVI CLO, Ltd.
Series 2014-16A, Class ARR,
3-Month LIBOR + 0.85%, 3.64% (A), 01/15/2028 (B)	7,000,000	6,945,827
Venture XX CLO, Ltd.
Series 2015-20A, Class AR,
3-Month LIBOR + 0.82%, 3.61% (A), 04/15/2027 (B)	5,700,000	5,672,064
Voya CLO, Ltd.
Series 2014-3A, Class A1R,
3-Month LIBOR + 0.72%, 3.49% (A), 07/25/2026 (B)	6,345,167	6,315,795
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1-Month LIBOR + 0.69%, 3.18% (A), 10/25/2035	1,651,000	1,536,176
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
1-Month LIBOR + 0.25%, 2.74% (A), 04/25/2037	4,354,238	2,215,935
Westlake Automobile Receivables Trust
Series 2018-3A, Class A1,
2.53%, 09/16/2019 (B)	148,038	148,011
Series 2018-3A, Class A2A,
2.98%, 01/18/2022 (B)	5,300,000	5,306,237

Total Asset-Backed Securities (Cost $348,402,011)		360,234,387

CERTIFICATE OF DEPOSIT - 0.5%
Banks - 0.5%
Barclays Bank PLC
3-Month LIBOR + 0.40%, 3.17% (A), 10/25/2019	13,500,000	13,500,000

Total Certificate of Deposit (Cost $13,500,000)		13,500,000

CORPORATE DEBT SECURITIES - 47.5%
Aerospace & Defense - 0.3%
United Technologies Corp.
3.65%, 08/16/2023	6,900,000	7,082,593

Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	4,797,915	4,723,068

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 0.0% (D)
ZF North America Capital, Inc.
4.50%, 04/29/2022 (B)	$ 800,000	$ 798,062

Automobiles - 0.1%
Volkswagen International Finance NV
4.00%, 08/12/2020 (B)	1,400,000	1,418,774

Banks - 17.4%
AIB Group PLC
4.75%, 10/12/2023 (B)	6,600,000	6,815,660
Banco Bilbao Vizcaya Argentaria SA
Fixed until 02/18/2020 (E), 6.75% (A) (F)	EUR 3,600,000	4,135,608
Banco do Nordeste do Brasil SA
4.38%, 05/03/2019 (F)	$ 2,900,000	2,881,875
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (F) (G) (H)	EUR 1,600,000	493,570
4.00%, 01/21/2019, MTN (F) (G) (H)	800,000	251,272
Banco Santander SA
3.85%, 04/12/2023	$ 6,800,000	6,857,906
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	16,197,000	16,132,499
3-Month LIBOR + 1.00%, 3.78% (A), 04/24/2023	8,500,000	8,567,030
4.10%, 07/24/2023	4,100,000	4,286,818
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 3.72% (A), 07/20/2023 (B)	8,000,000	8,044,126
Barclays Bank PLC
7.63%, 11/21/2022	3,100,000	3,371,250
10.18%, 06/12/2021 (B)	5,520,000	6,248,629
Barclays PLC
3-Month LIBOR + 1.43%, 4.11% (A), 02/15/2023	5,400,000	5,367,730
3-Month LIBOR + 1.63%, 4.41% (A), 01/10/2023	5,200,000	5,193,368
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	8,100,000	8,267,070
3-Month LIBOR + 2.11%, 4.81% (A), 08/10/2021	5,200,000	5,299,349
Fixed until 09/15/2019 (E), 6.50% (A)	EUR 1,700,000	1,923,040
Fixed until 09/15/2023 (E), 7.75% (A)	$ 6,500,000	6,511,050
Fixed until 09/15/2022 (E), 7.88% (A) (F)	GBP 3,000,000	4,078,295
CitiBank NA
3.05%, 05/01/2020	$ 9,500,000	9,531,530
3-Month LIBOR + 0.32%, 3.06% (A), 05/01/2020	1,600,000	1,601,578
Citigroup, Inc.
2.05%, 06/07/2019	500,000	499,410
2.70%, 10/27/2022	6,800,000	6,736,722
2.75%, 04/25/2022	8,400,000	8,364,635
2.90%, 12/08/2021	3,700,000	3,699,021
3-Month LIBOR + 1.38%, 3.98% (A), 03/30/2021 (I)	1,100,000	1,118,585
3-Month LIBOR + 1.43%, 4.06% (A), 09/01/2023	4,300,000	4,371,482
Cooperatieve Rabobank UA
3-Month LIBOR + 0.43%, 3.19% (A), 04/26/2021	3,700,000	3,710,420
4.38%, 08/04/2025	7,400,000	7,628,018
Fixed until 06/29/2021 (E), 6.63% (A) (F)	EUR 2,000,000	2,441,687

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC
3-Month LIBOR + 0.65%, 3.25% (A), 09/11/2021	$ 6,500,000	$ 6,494,387
3-Month LIBOR + 1.50%, 4.30% (A), 01/05/2022	2,900,000	2,967,173
Fixed until 07/04/2029 (E), 4.75% (A), MTN (F)	EUR 5,200,000	5,708,915
ING Bank NV
2.63%, 12/05/2022 (B)	$ 3,600,000	3,600,259
ING Groep NV
4.63%, 01/06/2026 (B)	900,000	944,296
JPMorgan Chase & Co.
2.40%, 06/07/2021	7,500,000	7,444,702
2.55%, 10/29/2020	800,000	797,872
3.90%, 07/15/2025	7,100,000	7,376,850
JPMorgan Chase Bank NA
Fixed until 04/26/2020, 3.09% (A), 04/26/2021	17,200,000	17,233,008
Lloyds Bank PLC
7.50% (J), 04/02/2032, MTN (F)	9,600,000	7,376,534
Fixed until 12/16/2024 (E), 12.00% (A) (B) (I)	9,800,000	11,759,451
Lloyds Banking Group PLC
4.05%, 08/16/2023	5,100,000	5,200,390
Fixed until 06/27/2023 (E), 7.63% (A) (F)	GBP 2,500,000	3,439,099
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/2023	$ 4,900,000	4,967,080
Mizuho Financial Group, Inc.
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	8,100,000	8,335,715
National Australia Bank, Ltd.
2.25%, 03/16/2021 (B) (I)	6,000,000	5,955,115
Natwest Markets PLC
0.63%, 03/02/2022, MTN (F)	EUR 5,800,000	6,456,113
Regions Bank
Fixed until 08/13/2020, 3.37% (A), 08/13/2021	$ 6,800,000	6,831,866
Royal Bank of Canada
2.30%, 03/22/2021	6,000,000	5,966,825
Royal Bank of Scotland Group PLC
2.50%, 03/22/2023, MTN (F)	EUR 6,900,000	8,093,040
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	$ 5,000,000	4,964,484
3.88%, 09/12/2023	4,200,000	4,217,408
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	5,000,000	5,112,913
Fixed until 08/15/2021 (E), 8.63% (A)	3,800,000	4,047,000
Santander UK PLC
2.13%, 11/03/2020	4,160,000	4,114,349
3.75%, 11/15/2021	8,100,000	8,243,202
Skandinaviska Enskilda Banken AB
3-Month LIBOR + 0.43%, 3.11% (A), 05/17/2021 (B)	6,700,000	6,699,276
3.25%, 05/17/2021 (B)	6,800,000	6,841,480
Societe Generale SA
4.25%, 09/14/2023 (B)	6,500,000	6,666,414
Standard Chartered PLC
Fixed until 01/20/2022, 4.25% (A), 01/20/2023 (B)	6,700,000	6,806,389
Sumitomo Mitsui Banking Corp.
2.51%, 01/17/2020	7,100,000	7,089,941
3-Month LIBOR + 0.37%, 3.15% (A), 10/16/2020	7,900,000	7,906,403
Sumitomo Mitsui Financial Group, Inc.
3-Month LIBOR + 1.68%, 4.28% (A), 03/09/2021	6,000,000	6,127,656
Svenska Handelsbanken AB
3.35%, 05/24/2021, MTN	7,000,000	7,079,230
3.90%, 11/20/2023	7,100,000	7,385,626

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Synchrony Bank
3.65%, 05/24/2021	$ 6,900,000	$ 6,963,610
Toronto-Dominion Bank
2.50%, 01/18/2022 (B)	9,800,000	9,773,930
3.35%, 10/22/2021 (B)	8,100,000	8,248,271
UniCredit SpA
6.57%, 01/14/2022 (B)	7,000,000	7,324,927
7.83%, 12/04/2023 (B)	12,500,000	13,868,875
Wells Fargo & Co.
2.10%, 07/26/2021	4,000,000	3,936,796
2.63%, 07/22/2022, MTN	5,400,000	5,360,266
3-Month LIBOR + 1.23%, 3.97% (A), 10/31/2023	2,000,000	2,032,036
Wells Fargo Bank NA
3-Month LIBOR + 0.51%, 3.27% (A), 10/22/2021	5,800,000	5,811,275
3.55%, 08/14/2023	8,000,000	8,208,262
3.63%, 10/22/2021	4,000,000	4,074,960

		450,282,902

Beverages - 0.4%
Constellation Brands, Inc.
4.25%, 05/01/2023	700,000	733,346
Keurig Dr. Pepper, Inc.
4.06%, 05/25/2023 (B)	6,700,000	6,892,471
Molson Coors Brewing Co.
2.10%, 07/15/2021	2,400,000	2,354,540

		9,980,357

Biotechnology - 0.6%
AbbVie, Inc.
3.38%, 11/14/2021	8,200,000	8,301,773
3.75%, 11/14/2023	2,700,000	2,771,730
Celgene Corp.
2.25%, 08/15/2021	3,800,000	3,740,005

		14,813,508

Capital Markets - 5.7%
Blackstone CQP Holdco, LP
6.00%, 08/18/2021 (B)	5,900,000	5,870,500
6.50%, 03/20/2021 (B)	9,700,000	9,675,750
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 3.84% (A), 06/12/2024 (B)	6,600,000	6,562,662
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	6,700,000	6,863,369
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/2021	3,700,000	3,738,595
3.75%, 03/26/2025	6,825,000	6,876,662
3.80%, 06/09/2023	5,600,000	5,687,227
3-Month LIBOR + 2.29%, 5.07% (A), 04/16/2021	5,300,000	5,462,646
Deutsche Bank AG
2.70%, 07/13/2020	7,000,000	6,927,131
3.15%, 01/22/2021	8,200,000	8,076,682
3.30%, 11/16/2022	4,500,000	4,357,314
3.38%, 05/12/2021	6,400,000	6,301,351
3.70%, 05/30/2024	8,200,000	7,870,888
4.25%, 10/14/2021	4,100,000	4,118,407
5.00%, 02/14/2022	5,300,000	5,417,494

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.75%, 3.40% (A), 02/23/2023	$ 7,100,000	$ 7,037,996
3-Month LIBOR + 0.78%, 3.52% (A), 10/31/2022	4,900,000	4,878,834
3.75%, 05/22/2025	10,700,000	10,808,708
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,800,000	1,835,862
3-Month LIBOR + 1.18%, 3.94% (A), 01/20/2022	2,700,000	2,726,585
UBS AG
2.45%, 12/01/2020 (B)	4,300,000	4,275,658
3-Month LIBOR + 0.58%, 3.17% (A), 06/08/2020 (B)	9,200,000	9,233,120
3-Month LIBOR + 0.85%, 3.48% (A), 06/01/2020	500,000	503,278
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	11,000,000	10,995,577
4.13%, 09/24/2025 (B)	2,200,000	2,271,348

		148,373,644

Chemicals - 0.4%
Sasol Financing LLC
5.88%, 03/27/2024	5,300,000	5,620,727
Syngenta Finance NV
4.44%, 04/24/2023 (B)	5,000,000	5,100,943

		10,721,670

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	868,868	827,597
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (K)	3,388,929	838,082
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 04/29/2019 (B) (E)	500,930	2,505

		1,668,184

Consumer Finance - 5.8%
Ally Financial, Inc.
8.00%, 03/15/2020	9,140,000	9,551,300
Altice Financing SA
6.63%, 02/15/2023 (B)	1,000,000	1,022,500
American Express Co.
3.38%, 05/17/2021	6,600,000	6,684,623
3.40%, 02/27/2023	8,300,000	8,426,476
Capital One Financial Corp.
2.40%, 10/30/2020	6,900,000	6,860,493
3-Month LIBOR + 0.45%, 3.20% (A), 10/30/2020	7,000,000	7,002,940
4.25%, 04/30/2025	6,000,000	6,227,649
Daimler Finance North America LLC
2.25%, 03/02/2020 (B)	1,200,000	1,192,780
3.35%, 05/04/2021 (B)	6,800,000	6,841,836
3.40%, 02/22/2022 (B)	8,000,000	8,070,714
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.37%, 0.06% (A), 12/01/2021, MTN	EUR 800,000	855,883
3.20%, 01/15/2021	$ 6,500,000	6,406,779
3-Month LIBOR + 0.93%, 3.53% (A), 09/24/2020, MTN	14,500,000	14,437,472
5.60%, 01/07/2022	6,500,000	6,704,035
5.75%, 02/01/2021	6,500,000	6,693,955
General Motors Financial Co., Inc.
3-Month EURIBOR + 0.55%, 0.24% (A), 03/26/2022, MTN (F)	EUR 1,900,000	2,088,465
3.20%, 07/13/2020	$ 7,000,000	7,011,635

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
General Motors Financial Co., Inc. (continued)
3-Month LIBOR + 0.85%, 3.65% (A), 04/09/2021	$ 4,100,000	$ 4,068,552
3-Month LIBOR + 0.93%, 3.73% (A), 04/13/2020	8,400,000	8,412,012
4.20%, 11/06/2021	6,400,000	6,511,336
Springleaf Finance Corp.
6.88%, 03/15/2025	5,600,000	5,775,000
Volkswagen Group of America Finance LLC
3-Month LIBOR + 0.77%, 3.46% (A), 11/13/2020 (B)	6,700,000	6,719,675
4.63%, 11/13/2025 (B)	6,700,000	6,932,007
4.75%, 11/13/2028 (B)	6,700,000	6,741,327

		151,239,444

Diversified Consumer Services - 0.1%
Nationwide Building Society
2.35%, 01/21/2020 (B)	1,300,000	1,294,579
Fixed until 06/20/2019 (E), 6.88% (A), MTN (F)	GBP 1,500,000	1,960,712

		3,255,291

Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	$ 7,500,000	7,361,037
4.13%, 07/03/2023	5,400,000	5,470,714
Aircastle, Ltd.
5.13%, 03/15/2021	2,400,000	2,476,521
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	1,100,000	1,083,262
4.13%, 08/01/2025 (B)	5,300,000	5,282,554
GE Capital European Funding Unlimited Co.
3-Month EURIBOR + 0.23%, 0.00% (A), 05/17/2021, MTN	EUR 900,000	1,000,439
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020 (B)	$ 200,000	200,000
NTT Finance Corp.
1.90%, 07/21/2021, MTN (F)	3,400,000	3,330,738
Tayarra, Ltd.
3.63%, 02/15/2022	3,599,784	3,643,962
Washington Prime Group, LP
5.95%, 08/15/2024 (I)	22,800,000	21,375,120

		51,224,347

Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3-Month LIBOR + 0.75%, 3.38% (A), 06/01/2021	7,900,000	7,932,794
3-Month LIBOR + 0.65%, 3.44% (A), 01/15/2020 (I)	5,400,000	5,418,322
3-Month LIBOR + 0.95%, 3.74% (A), 07/15/2021	7,000,000	7,082,425
3-Month LIBOR + 1.18%, 3.78% (A), 06/12/2024	6,700,000	6,646,301
Sprint Capital Corp.
6.90%, 05/01/2019	500,000	501,250

		27,581,092

Electric Utilities - 2.0%
Duke Energy Corp.
3.05%, 08/15/2022	7,060,000	7,116,221
Emera US Finance, LP
2.70%, 06/15/2021	1,214,000	1,202,993

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
FirstEnergy Corp.
3.90%, 07/15/2027	$ 3,100,000	$ 3,145,148
Florida Power & Light Co.
3.70%, 12/01/2047	3,000,000	2,984,871
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	5,002,794
Mississippi Power Co.
3-Month LIBOR + 0.65%, 3.26% (A), 03/27/2020	8,100,000	8,096,898
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 0.32%, 2.93% (A), 09/03/2019	11,100,000	11,103,125
3.20%, 02/25/2022	6,700,000	6,757,396
Progress Energy, Inc.
4.40%, 01/15/2021	4,400,000	4,505,424
Southern Co.
2.75%, 06/15/2020	1,800,000	1,799,796

		51,714,666

Equity Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/2026	4,100,000	4,250,126
American Tower Corp.
3.38%, 05/15/2024	7,800,000	7,854,952
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	5,500,000	5,599,148
CBL & Associates, LP
5.95%, 12/15/2026 (I)	7,100,000	5,183,000
Crown Castle International Corp.
5.25%, 01/15/2023	4,000,000	4,292,642
Digital Realty Trust, LP
3.70%, 08/15/2027	1,600,000	1,584,205
HCP, Inc.
4.00%, 12/01/2022	3,000,000	3,081,710
Hospitality Properties Trust
4.25%, 02/15/2021	1,900,000	1,914,462
Unibail-Rodamco SE
1.00%, 03/14/2025, MTN (F)	EUR 4,900,000	5,654,196
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%, 10/05/2020 (B)	$ 4,200,000	4,226,236
Welltower, Inc.
4.25%, 04/15/2028	5,900,000	6,079,691

		49,720,368

Food Products - 1.2%
Campbell Soup Co.
3.30%, 03/15/2021	2,900,000	2,918,105
Conagra Brands, Inc.
3.80%, 10/22/2021	2,761,000	2,812,736
Kraft Heinz Foods Co.
3.38%, 06/15/2021	8,000,000	8,065,492
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021 (B)	2,600,000	2,534,256
Mondelez International, Inc.
3.63%, 05/07/2023	6,800,000	6,962,858
Tyson Foods, Inc.
3-Month LIBOR + 0.45%, 3.09% (A), 08/21/2020	8,800,000	8,786,411

		32,079,858

Gas Utilities - 0.3%
CenterPoint Energy Resources Corp.
3.55%, 04/01/2023	6,900,000	7,022,970

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.3%
Becton Dickinson and Co.
2.13%, 06/06/2019	$ 7,000,000	$ 6,990,343
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	2,000,000	1,995,091

		8,985,434

Health Care Providers & Services - 0.9%
Centene Corp.
5.38%, 06/01/2026 (B)	700,000	730,625
CVS Health Corp.
2.80%, 07/20/2020	8,100,000	8,090,069
3.13%, 03/09/2020	7,000,000	7,019,269
3.50%, 07/20/2022	1,500,000	1,519,297
HCA, Inc.
5.38%, 09/01/2026	5,300,000	5,584,875
5.88%, 02/01/2029	100,000	107,745
6.50%, 02/15/2020	1,100,000	1,131,970

		24,183,850

Hotels, Restaurants & Leisure - 0.9%
Marriott International, Inc.
4.15%, 12/01/2023 (I)	7,000,000	7,278,577
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026 (B)	4,000,000	4,190,800
McDonald’s Corp.
3-Month LIBOR + 0.43%, 3.19% (A), 10/28/2021, MTN	6,600,000	6,600,559
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	6,200,000	6,122,500

		24,192,436

Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (B)	5,400,000	5,315,287

Industrial Conglomerates - 0.1%
General Electric Co.
0.38%, 05/17/2022	EUR 900,000	998,160
2.20%, 01/09/2020, MTN	$ 400,000	397,425

		1,395,585

Insurance - 0.5%
Allstate Corp.
3-Month LIBOR + 0.63%, 3.23% (A), 03/29/2023	5,600,000	5,574,687
Ambac LSNI LLC
3-Month LIBOR + 5.00%, 7.59% (A), 02/12/2023 (B)	6,124,329	6,170,261
American International Group, Inc.
3.75%, 07/10/2025	2,200,000	2,201,484

		13,946,432

IT Services - 0.2%
DXC Technology Co.
3-Month LIBOR + 0.95%, 3.58% (A), 03/01/2021	5,231,000	5,231,088

Machinery - 0.2%
Wabtec Corp.
3-Month LIBOR + 1.30%, 3.91% (A), 09/15/2021	6,600,000	6,592,214

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 4.39% (A), 02/01/2024	$ 3,500,000	$ 3,500,029
Discovery Communications LLC
2.80%, 06/15/2020 (B)	500,000	497,806
Time Warner Cable LLC
4.00%, 09/01/2021	2,400,000	2,439,219
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/2024 (F)	GBP 5,650,000	7,394,170
Warner Media LLC
3.40%, 06/15/2022	$ 2,100,000	2,123,341

		15,954,565

Oil, Gas & Consumable Fuels - 0.6%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.50%, 10/15/2019	6,100,000	6,161,200
BP Capital Markets America, Inc.
3.79%, 02/06/2024	1,600,000	1,660,436
Enbridge, Inc.
3-Month LIBOR + 0.70%, 3.31% (A), 06/15/2020	5,300,000	5,298,032
Petrobras Global Finance BV
6.00%, 01/27/2028	3,736,000	3,780,832

		16,900,500

Pharmaceuticals - 1.1%
Allergan Funding SCS
3.45%, 03/15/2022	300,000	302,702
Allergan Sales LLC
5.00%, 12/15/2021 (B)	1,200,000	1,248,841
Baxalta, Inc.
2.88%, 06/23/2020	2,456,000	2,452,513
Bayer US Finance II LLC
3.50%, 06/25/2021 (B) (I)	2,000,000	2,008,014
3.88%, 12/15/2023 (B)	13,800,000	13,904,480
4.25%, 12/15/2025 (B)	3,800,000	3,840,729
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	5,300,000	5,277,104
2.40%, 09/23/2021	900,000	888,893

		29,923,276

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, 01/15/2022	5,959,000	5,930,172
3.63%, 01/15/2024	5,000,000	4,987,143
Microchip Technology, Inc.
3.92%, 06/01/2021 (B)	4,600,000	4,640,369

		15,557,684

Software - 0.3%
VMware, Inc.
2.95%, 08/21/2022	7,100,000	7,024,689

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (B)	6,500,000	6,928,595

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	$ 4,300,000	$ 4,071,214
BAT International Finance PLC
2.75%, 06/15/2020 (B)	5,200,000	5,180,033
Imperial Tobacco Finance PLC
2.95%, 07/21/2020 (B)	6,200,000	6,181,055

		15,432,302

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.88%, 04/01/2021	1,800,000	1,825,477
4.25%, 02/01/2024, MTN	5,000,000	5,110,949

		6,936,426

Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	4,500,000	4,498,650

Total Corporate Debt Securities (Cost $1,228,133,153)		1,232,699,811

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
Brazil - 0.4%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2020	BRL 46,400,000	11,295,227

Greece - 0.1%
Hellenic Republic Government Bond
4.75%, 04/17/2019 (F)	EUR 3,300,000	3,706,511

Japan - 1.1%
Japan Bank for International Cooperation
2.88%, 07/21/2027	$ 8,500,000	8,505,886
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	8,400,000	8,384,210
3.38%, 09/27/2023 (B)	10,500,000	10,798,735

		27,688,831

Kuwait - 0.1%
Kuwait International Government Bond
2.75%, 03/20/2022 (B)	1,300,000	1,298,700

Peru - 0.1%
Corp. Financiera de Desarrollo SA
3.25%, 07/15/2019 (B)	2,100,000	2,096,430

Qatar - 0.6%
Qatar Government International Bond
4.50%, 04/23/2028 (B)	7,300,000	7,800,692
5.10%, 04/23/2048 (B)	6,900,000	7,555,500

		15,356,192

Total Foreign Government Obligations (Cost $60,896,785)		61,441,891

LOAN ASSIGNMENT - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wyndham Hotels & Resorts, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 4.25% (A), 05/30/2025 (L)	4,278,500	4,216,997

Total Loan Assignment (Cost $4,278,500)		4,216,997

	Principal	Value
MORTGAGE-BACKED SECURITIES - 6.2%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
4.34% (A), 01/25/2036	$ 128,501	$ 119,713
Series 2005-4, Class 1A1,
3.24% (A), 08/25/2035	92,309	71,914
Series 2005-5, Class 2A1,
4.19% (A), 09/25/2035	85,327	79,752
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	33,198	33,945
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 2.70% (A), 05/25/2035	162,098	151,949
Series 2005-56, Class 5A2,
1-Month LIBOR + 0.77%, 3.26% (A), 11/25/2035	360,068	346,695
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 3.40% (A), 12/25/2035	15,343	13,880
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	4,221,966	3,948,259
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 3.03% (A), 08/25/2035	4,188,312	2,782,015
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 2.68% (A), 09/20/2046	2,973,491	2,518,265
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 2.68% (A), 03/20/2047	2,216,238	1,877,598
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	993,155	683,874
Series 2007-HY4, Class 1A1,
3.66% (A), 06/25/2037	1,274,938	1,083,247
American Home Mortgage Assets Trust
Series 2007-1, Class A1,
12-MTA + 0.70%, 3.10% (A), 02/25/2047	3,577,902	2,188,894
Ashford Hospitality Trust
Series 2018-AHT1, Class A,
1-Month LIBOR + 1.00%, 3.48% (A), 05/15/2035 (B)	7,500,000	7,490,521
Banc of America Funding Trust
Series 2005-D, Class A1,
4.63% (A), 05/25/2035	2,907,545	3,038,617
Series 2006-D, Class 5A1,
4.17% (A), 05/20/2036	270,278	254,357
Series 2006-J, Class 4A1,
4.66% (A), 01/20/2047	56,930	54,379
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	5,968,448	5,996,852
BCAP LLC Trust
Series 2013-RR12, Class 1A3,
1-Month LIBOR + 0.50%, 2.99% (A), 05/26/2035 (B)	55,937	55,630
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
4.46% (A), 10/25/2035	1,984,777	1,884,960

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust (continued)
Series 2006-6, Class 31A1,
4.10% (A), 11/25/2036	$ 3,273,337	$ 3,000,296
Series 2006-6, Class 32A1,
3.96% (A), 11/25/2036	579,534	479,423
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.16%, 2.65% (A), 02/25/2034	339,113	338,332
Series 2006-R1, Class 2E21,
3.91% (A), 08/25/2036	499,747	410,877
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
4.35% (A), 08/25/2033	286,552	287,927
Series 2003-8, Class 2A1,
4.89% (A), 01/25/2034	25,139	25,752
Series 2003-8, Class 4A1,
4.74% (A), 01/25/2034	73,741	74,743
Series 2003-9, Class 2A1,
4.68% (A), 02/25/2034	51,004	51,926
Series 2004-10, Class 22A1,
4.43% (A), 01/25/2035	69,274	67,646
Series 2006-4, Class 1A1,
4.72% (A), 10/25/2036	204,777	196,747
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
4.34% (A), 01/26/2036	257,899	232,050
Series 2007-R6, Class 2A1,
3.74% (A), 12/26/2046	200,808	182,894
Business Mortgage Finance 7 PLC
Series 7X, Class A1,
3-Month GBP LIBOR + 2.00%, 2.87% (A), 02/15/2041 (F)	GBP 1,998,847	2,566,684
BX Trust
Series 2017-SLCT, Class A,
1-Month LIBOR + 0.92%, 3.40% (A), 07/15/2034 (B)	$ 3,210,050	3,204,994
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
4.70% (A), 10/19/2032	27,443	25,545
Series 2004-12, Class 11A1,
3.92% (A), 08/25/2034	28,360	26,937
Series 2005-HY10, Class 5A1,
3.87% (A), 02/20/2036	85,945	73,409
Series 2006-OA5, Class 2A2,
1-Month LIBOR + 0.30%, 2.79% (A), 04/25/2046	37,427	2,228
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	7,200,000	7,176,882
Series 2017-1500, Class A,
1-Month LIBOR + 0.85%, 3.33% (A), 07/15/2032 (B)	6,800,000	6,808,524
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
1-Year CMT + 2.10%, 4.68% (A), 09/25/2035	147,251	149,339
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 4.24% (A), 09/25/2035	99,836	101,233
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1,
4.02% (A), 06/25/2033	190,024	190,042
CSMC Trust
Series 2008-3R, Class 1A2,
3.94% (A), 07/26/2037 (B)	876,994	751,430

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
3.53% (A), 08/25/2035	$ 82,556	$ 76,629
Eurosail PLC
Series 2007-3X, Class A3C,
3-Month GBP LIBOR + 0.95%, 1.79% (A), 06/13/2045 (F)	GBP 1,840,856	2,369,678
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
4.30% (A), 08/25/2035	$ 24,538	20,170
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	6,000,000	6,025,546
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	4,400,000	4,380,288
Series 2016-GS3, Class WMA,
3.60% (A), 10/10/2049 (B)	2,000,000	1,974,035
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 2.83% (A), 12/25/2034	241,728	230,676
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	3,270,019	3,227,269
Series 2005-AR6, Class 2A1,
4.52% (A), 09/25/2035	130,275	132,761
Series 2006-AR1, Class 2A1,
4.41% (A), 01/25/2036	2,600	2,610
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.20%, 2.68% (A), 09/19/2046	287,643	259,229
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	8,600,000	8,538,698
IndyMac INDX Mortgage Loan Trust
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.17%, 2.66% (A), 01/25/2037	6,042,666	5,713,446
Series 2006-R1, Class A3,
3.77% (A), 12/25/2035	3,241,766	2,992,409
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 2.89% (A), 03/25/2036	223,830	43,838
Merrill Lynch Mortgage Investors Trust
Series 2005-3, Class 4A,
1-Month LIBOR + 0.25%, 2.74% (A), 11/25/2035	5,059	4,932
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	6,000,000	6,049,070
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	5,300,000	5,448,341
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 1A3,
4.32% (A), 10/25/2037	994,209	946,079
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	374,009	363,993
RALI Trust
Series 2005-QA13, Class 2A1,
4.83% (A), 12/25/2035	1,821,423	1,640,689

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust (continued)
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.80%, 3.29% (A), 10/25/2045	$ 211,220	$ 190,983
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 2.64% (A), 02/25/2047	3,809,705	2,159,548
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 4.58% (A), 01/26/2036 (B)	1,294,083	1,304,963
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A,
4.97% (A), 01/25/2034 (B)	299,408	285,323
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	161,570	159,691
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 2.83% (A), 06/25/2035 (B)	321,945	309,081
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 2.83% (A), 01/25/2036 (B)	3,085,925	3,014,747
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	4,016,075	1,959,710
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	3,697	3,777
Series 2005-SA4, Class 1A21,
4.49% (A), 09/25/2035	401,526	331,286
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 2.75% (A), 06/12/2044 (F)	7,434,514	6,985,477
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 3.03% (A), 01/20/2035	467,154	462,342
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 3.25% (A), 10/20/2027	10,789	10,355
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
4.60% (A), 09/25/2034	60,863	61,392
Series 2004-20, Class 3A1,
4.10% (A), 01/25/2035	67,115	66,517
Series 2005-1, Class 1A1,
4.30% (A), 02/25/2035	207,901	207,107
Series 2005-17, Class 3A1,
4.29% (A), 08/25/2035	39,447	39,368
Series 2005-18, Class 3A1,
4.35% (A), 09/25/2035	1,066,036	927,028
Series 2006-8, Class 1A2,
3.89% (A), 09/25/2036	3,010,658	2,314,407
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 2.73% (A), 07/19/2035	52,889	51,683
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 2.73% (A), 07/19/2035	31,942	31,661
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.73% (A), 07/19/2035	83,151	82,095
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 2.77% (A), 02/25/2036	151,264	142,297

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 3.14% (A), 09/19/2032	$ 12,442	$ 12,162
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 0.00% (A), 10/20/2051 (B) (L)	GBP 15,500,000	20,187,970
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
4.38% (A), 09/25/2033	$ 743,354	756,203
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.29%, 2.78% (A), 10/25/2045	2,068,309	2,029,268
Series 2006-AR10, Class 1A1,
3.86% (A), 09/25/2036	606,039	574,394
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 3.38% (A), 07/25/2046	134,146	128,872
Series 2007-HY1, Class 1A1,
3.90% (A), 02/25/2037	325,742	298,382
Series 2007-HY4, Class 2A2,
3.27% (A), 04/25/2037	2,719,060	2,499,652
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
4.99% (A), 01/25/2035	67,068	68,588
Series 2005-AR2, Class 1A1,
5.09% (A), 03/25/2035	1,099,729	1,118,077
Series 2006-AR8, Class 2A4,
4.67% (A), 04/25/2036	143,040	143,197

Total Mortgage-Backed Securities (Cost $159,248,706)		160,459,165

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
Metropolitan Water District of Southern California, Revenue Bonds,
Series A,
6.95%, 07/01/2040	3,000,000	3,154,230

Illinois - 0.1%
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	2,000,000	2,170,660

Kentucky - 0.0% (D)
Kentucky State Property & Building Commission, Revenue Bonds
Series C,
4.30%, 11/01/2019	500,000	504,005
4.40%, 11/01/2020	600,000	613,830

		1,117,835

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	2,195,000	2,190,061

Total Municipal Government Obligations (Cost $8,658,555)		8,632,786

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 63.6%
Federal Home Loan Mortgage Corp.
3.00%, TBA (L)	$ 32,000,000	$ 31,858,125
3.50%, 03/01/2048	365,761	371,676
3.50%, TBA (L)	28,620,000	29,029,815
4.00%, 08/01/2048	1,925,216	1,986,465
4.00%, TBA (L)	39,000,000	40,144,863
12-Month LIBOR + 1.35%, 4.09% (A), 09/01/2035	40,816	42,102
1-Year CMT + 2.22%, 4.29% (A), 08/01/2023	8,966	9,165
12-Month LIBOR + 1.87%, 4.62% (A), 09/01/2035	319,880	335,957
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
1.26% (A), 08/25/2022	17,180,376	613,717
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.83% (A), 12/15/2029	17,785	17,804
1-Month LIBOR + 0.40%, 2.88% (A), 06/15/2041	5,306,210	5,304,875
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.60% (A), 10/25/2044	668,768	675,827
12-MTA + 1.40%, 3.80% (A), 07/25/2044	330,929	332,577
6.50%, 07/25/2043	46,188	53,200
Federal National Mortgage Association
3.00%, TBA (L)	221,000,000	219,762,578
3.50%, 02/01/2026	78,297	80,209
3.50%, TBA (L)	390,000,000	394,885,306
12-MTA + 1.20%, 3.53% (A), 06/01/2043	79,179	79,644
1-Year CMT + 1.71%, 3.86% (A), 08/01/2035	9,361	9,721
4.00%, 12/01/2040 - 03/01/2041	354,917	367,291
4.00%, TBA (L)	608,600,000	625,711,926
12-Month LIBOR + 1.36%, 4.23% (A), 12/01/2034	4,884	5,048
6-Month LIBOR + 1.75%, 4.25% (A), 05/01/2035	414,793	433,216
6-Month LIBOR + 1.38%, 4.26% (A), 08/01/2035	236,400	243,278
1-Year CMT + 2.16%, 4.28% (A), 07/01/2032	3,284	3,333
1-Year CMT + 2.04%, 4.29% (A), 09/01/2035	460,538	483,293
1-Year CMT + 2.24%, 4.42% (A), 01/01/2036	3,054,259	3,206,467
6-Month LIBOR + 1.61%, 4.48% (A), 08/01/2036	47,415	49,084
4.50%, 02/01/2020 - 07/01/2041	49,869	52,772
4.50%, TBA (L)	73,000,000	75,998,988
1-Year CMT + 2.22%, 4.50% (A), 01/01/2028	15,915	16,697
1-Year CMT + 2.18%, 4.53% (A), 10/01/2035	3,863	4,032
5.00%, 12/01/2022 - 06/01/2037	214,220	225,289
5.00%, TBA (L)	11,000,000	11,237,955
5.50%, 01/01/2025 - 09/01/2027	98,143	102,285

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.45%, 2.96% (A), 09/25/2046	$ 4,113,186	$ 4,110,366
Government National Mortgage Association
1-Month LIBOR + 0.37%, 2.88% (A), 06/20/2061 - 10/20/2066	3,228,538	3,226,566
3.00%, TBA (L)	7,000,000	7,034,827
1-Month LIBOR + 0.58%, 3.09% (A), 06/20/2065	4,643,334	4,634,856
1-Month LIBOR + 0.60%, 3.11% (A), 04/20/2065 - 10/20/2065	41,902,103	41,878,849
1-Month LIBOR + 0.62%, 3.13% (A), 09/20/2065	5,929,426	5,928,159
1-Month LIBOR + 0.68%, 3.19% (A), 03/20/2062	449,140	449,331
1-Month LIBOR + 0.70%, 3.21% (A), 10/20/2065	977,032	978,243
1-Month LIBOR + 0.75%, 3.26% (A), 08/20/2067	3,729,080	3,767,269
1-Month LIBOR + 0.77%, 3.28% (A), 10/20/2066	7,534,437	7,579,046
1-Month LIBOR + 0.78%, 3.29% (A), 09/20/2066	11,073,733	11,141,257
1-Month LIBOR + 0.80%, 3.31% (A), 06/20/2066	5,712,676	5,753,192
1-Month LIBOR + 0.95%, 3.46% (A), 12/20/2066	2,770,179	2,806,245
3.50%, TBA (L)	5,000,000	5,108,105
12-Month LIBOR + 0.80%, 3.63% (A), 09/20/2067	4,956,925	5,061,389
4.00%, TBA (L)	16,000,000	16,517,301
5.00%, 12/20/2048 - 03/20/2049	9,592,523	10,055,700
5.00%, TBA (L)	67,250,000	70,217,301

Total U.S. Government Agency Obligations (Cost $1,640,111,649)		1,649,982,582

U.S. GOVERNMENT OBLIGATIONS - 24.3%
U.S. Treasury - 20.0%
U.S. Treasury Bond
2.75%, 08/15/2042 (M)	9,600,000	9,559,500
2.75%, 11/15/2042 (N)	17,700,000	17,612,191
2.88%, 05/15/2043	13,800,000	14,011,852
2.88%, 08/15/2045 (N)	24,500,000	24,826,348
3.00%, 11/15/2044 - 02/15/2048 (N)	70,500,000	73,108,269
3.13%, 02/15/2043	4,500,000	4,768,066
3.13%, 08/15/2044 (N)	54,900,000	58,191,856
3.38%, 05/15/2044 (N)	35,800,000	39,571,586
3.63%, 08/15/2043	14,800,000	17,003,812
3.63%, 02/15/2044 (M)	9,300,000	10,698,270
3.75%, 11/15/2043 (N)	12,400,000	14,536,578
4.25%, 05/15/2039	2,000,000	2,500,469
4.38%, 11/15/2039 - 05/15/2040	1,800,000	2,288,633
4.50%, 08/15/2039 (M)	3,100,000	4,002,512
4.63%, 02/15/2040	1,100,000	1,444,051
U.S. Treasury Note
1.75%, 09/30/2022 (M) (O) (P)	5,600,000	5,508,563
1.88%, 07/31/2022 (M) (N) (O)	32,500,000	32,122,949
1.88%, 08/31/2022 (O)	2,300,000	2,272,687
2.00%, 10/31/2022	200,000	198,398
2.13%, 09/30/2024 (N)	65,900,000	65,385,156
2.25%, 10/31/2024 (N)	14,500,000	14,476,777

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.25%, 08/15/2027 (N) (O) (P) (Q)	$ 81,200,000	$ 80,422,891
2.63%, 02/15/2029 (N)	22,800,000	23,218,594

		517,730,008

U.S. Treasury Inflation-Protected Securities - 4.3%
U.S. Treasury Inflation-Indexed Bond
0.88%, 01/15/2029	28,704,672	29,616,967
0.88%, 02/15/2047 (N)	2,919,168	2,886,510
1.00%, 02/15/2048	14,083,728	14,371,577
U.S. Treasury Inflation-Indexed Note
0.38%, 01/15/2027	7,917,984	7,845,707
0.75%, 07/15/2028 (N)	56,245,299	57,480,536

		112,201,297

Total U.S. Government Obligations (Cost $618,279,133)		629,931,305

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 11.9%
Japan - 11.9%
Japan Treasury Discount Bill
0.00% (R) (S), 05/13/2019 - 06/03/2019	JPY 34,190,000,000	308,564,484

Total Short-Term Foreign Government Obligations (Cost $311,840,326)		308,564,484

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (R)	22,855,760	22,855,760

Total Other Investment Company (Cost $22,855,760)		22,855,760

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.45% (R), dated 03/29/2019, to be repurchased at $6,651,542 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $6,787,471.	$ 6,650,739	6,650,739

Total Repurchase Agreement (Cost $6,650,739)		6,650,739

Total Investments Excluding Purchased Options/Swaptions (Cost $4,422,855,317)		4,459,169,907
Total Purchased Options/Swaptions - 0.0% (D) (Cost $616,803)		136,049
Total Investments (Cost $4,423,472,120)		4,459,305,956
Net Other Assets (Liabilities) - (71.9)%		(1,865,337,485)

Net Assets - 100.0%		$ 2,593,968,471

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (11.4)%

Bank of Montreal, 2.64% (R), dated 03/08/2019, to be repurchased at $(14,998,649) on 04/16/2019. Collateralized by U.S. Government Obligations, 2.75% - 3.88%, due 05/31/2023 - 05/15/2045, and with a total value of $(16,011,417).

	$ (14,955,875)	$ (14,955,875)
Bank of Montreal, 2.65% (R), dated 02/27/2019, to be repurchased at $(24,411,656) on 04/26/2019. Collateralized by U.S. Government Obligations, 2.13% - 3.88%, due 05/31/2023 - 11/15/2044, and with a total value of $(25,395,893).	(24,307,875)	(24,307,875)
Bank of Montreal, 2.66% (R), dated 02/01/2019, to be repurchased at $(40,001,964) on 05/01/2019. Collateralized by U.S. Government Obligations, 2.13% - 3.88%, due 05/31/2023 - 08/15/2040, and with a total value of $(41,118,374).	(39,740,625)	(39,740,625)
Bank of Nova Scotia, 2.64% (R), dated 01/09/2019, to be repurchased at $(68,985,066) on 04/09/2019. Collateralized by U.S. Government Obligations, 2.25% - 3.00%, due 08/15/2027 - 05/15/2047, and with a total value of $(70,844,014).	(68,532,750)	(68,532,750)
Bank of Nova Scotia, 2.64% (R), dated 03/07/2019, to be repurchased at $(7,904,082) on 04/09/2019. Collateralized by U.S. Government Obligations, 3.00% - 3.13%, due 08/15/2044 - 05/15/2047, and with a total value of $(8,206,723).	(7,885,000)	(7,885,000)
Credit Agricole Securities, Inc., 2.65% (R), dated 03/05/2019, to be repurchased at $(5,587,972) on 04/05/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2045 and Cash with a total value of $(6,096,259).	(5,575,250)	(5,575,250)
Credit Agricole Securities, Inc., 2.67% (R), dated 03/12/2019, to be repurchased at $(9,675,762) on 04/03/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 05/15/2045, and Cash with a total value of $(10,397,545).	(9,660,000)	(9,660,000)
Deutsche Bank Securities, Inc., 2.47% (R), dated 03/28/2019, to be repurchased at $(8,624,640) on 04/04/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/15/2029, and with a value of $(8,582,777).	(8,620,500)	(8,620,500)

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Royal Bank of Canada, 2.70% (R), dated 02/21/2019, to be repurchased at $(66,174,044) on 04/04/2019. Collateralized by U.S. Government Obligations, 3.13% - 3.38%, due 05/15/2044 - 08/15/2044, and with a total value of $(70,976,809).

	$ (65,966,250)	$ (65,966,250)
Standard Chartered Bank, 2.64% (R), dated 03/07/2019, to be repurchased at $(51,779,772) on 04/25/2019. Collateralized by U.S. Government Obligations, 2.75% - 3.38%, due 11/15/2042 - 08/15/2045, and Cash with a total value of $(56,556,475).	(51,594,376)	(51,594,376)

Total Reverse Repurchase Agreements		$ (296,838,501)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 10-Year Canada Government Bond Futures	CAD	160.00	05/17/2019	CAD	21,412,160	154	$1,396	$576
Call - U.S. Treasury Note Futures	USD	189.00	05/24/2019	USD	35,469,420	237	2,038	237
Call - U.S. Treasury Note Futures	USD	190.00	05/24/2019	USD	143,972,920	962	8,273	962
Call - U.S. Treasury Note Futures	USD	191.00	05/24/2019	USD	107,605,540	719	6,184	719
Put - 5-Year U.S. Treasury Note Futures	USD	108.25	05/24/2019	USD	371,698,470	3,209	27,598	3,209
Put - 5-Year U.S. Treasury Note Futures	USD	108.50	05/24/2019	USD	163,088,640	1,408	12,109	1,408
Put - 5-Year U.S. Treasury Note Futures	USD	108.75	05/24/2019	USD	46,795,320	404	3,474	404
Put - 10-Year U.S. Treasury Note Futures	USD	112.00	05/24/2019	USD	67,575,680	544	4,678	544
Put - 10-Year U.S. Treasury Note Futures	USD	112.50	05/24/2019	USD	1,490,640	12	103	12

Total							$65,853	$8,071

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - Federal National Mortgage Association, 3.50%, TBA	JPM	USD	70.00	05/06/2019	USD	55,000,000	55,000,000	$2,148	$1
Put - Federal National Mortgage Association, 4.00%, TBA (T)	JPM	USD	71.00	05/06/2019	USD	40,000,000	40,000,000	1,563	0
Put - Federal National Mortgage Association, 4.50%, TBA (T)	JPM	USD	72.00	05/06/2019	USD	1,000,000	1,000,000	39	0

Total								$3,750	$1

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 30-Year	GSB	3-Month USD-LIBOR	Pay	2.94%	12/12/2019	USD	2,300,000	$110,400	$26,302
Put - 30-Year	MLI	3-Month USD-LIBOR	Pay	2.95	12/09/2019	USD	9,100,000	436,800	101,675

Total								$547,200	$127,977

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - 10-Year U.S. Treasury Note Futures	USD	122.50	04/26/2019	USD	70,556,960	568	$(215,592)	$(26,625)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 31	GSB	Pay	2.40%	09/18/2019	USD	8,500,000	$(14,450)	$(155)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	MLI	3-Month USD-LIBOR	Pay	2.75%	12/09/2019	USD	40,100,000	$(438,001)	$(81,858)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.75	12/12/2019	USD	10,100,000	(110,182)	(20,961)

Total								$(548,183)	$(102,819)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(778,225)	$(129,599)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (U)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019 (V)	Notional Amount (W)		Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
General Electric Co., 2.70%, 10/09/2022	1.00%	Quarterly	12/20/2023	0.92%	USD	7,400,000	$32,247	$(217,477)	$249,724
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.32	USD	4,500,000	85,823	76,008	9,815
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.74	EUR	9,700,000	101,473	31,791	69,682

Total							$219,543	$(109,678)	$329,221

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

Credit Default Swap Agreements on Credit Indices – Sell Protection (U)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (W)		Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 28	1.00%	Quarterly	06/20/2022	USD	10,200,000	$195,257	$156,439	$38,818
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	16,200,000	(361,045)	(272,575)	(88,470)

Total						$(165,788)	$(116,136)	$(49,652)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	1,900,000	$183,334	$246,805	$(63,471)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually	06/20/2028	USD	49,600,000	316,358	2,536,206	(2,219,848)
3-Month USD-LIBOR	Pay	2.50	Quarterly	12/20/2027	USD	30,000,000	(441,112)	630,151	(1,071,263)
3-Month USD-LIBOR	Receive	2.80	Semi-Annually	08/22/2023	USD	92,700,000	1,979,253	(1,152)	1,980,405
3-Month USD-LIBOR	Pay	2.91	Semi-Annually	08/22/2048	USD	12,500,000	(761,656)	—	(761,656)
3-Month USD-LIBOR	Pay	2.93	Quarterly	08/22/2048	USD	4,600,000	(304,861)	—	(304,861)
3-Month USD-LIBOR	Pay	2.94	Quarterly	08/22/2048	USD	4,000,000	(273,643)	—	(273,643)
6-Month EUR-EURIBOR	Receive	0.75	Annually	09/18/2029	EUR	115,000,000	2,602,606	1,002,752	1,599,854
6-Month EUR-EURIBOR	Receive	1.00	Annually	06/19/2029	EUR	50,900,000	2,807,604	257,012	2,550,592
6-Month EUR-EURIBOR	Receive	1.25	Semi-Annually	09/18/2049	EUR	9,300,000	450,557	70,122	380,435
6-Month EUR-EURIBOR	Receive	1.50	Semi-Annually	07/04/2042	EUR	25,400,000	3,212,369	—	3,212,369
6-Month GBP-LIBOR	Pay	1.25	Semi-Annually	09/18/2024	GBP	31,400,000	(318,173)	83,966	(402,139)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	06/19/2029	GBP	9,000,000	(310,597)	(67,809)	(242,788)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/18/2029	GBP	23,500,000	(768,982)	(165,651)	(603,331)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/18/2049	GBP	13,600,000	(559,539)	218,843	(778,382)
6-Month GBP-LIBOR	Pay	1.75	Semi-Annually	06/19/2049	GBP	12,200,000	(1,534,739)	(841,750)	(692,989)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	10,270,000,000	(2,024,882)	(536,092)	(1,488,790)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	12,240,000,000	(2,403,394)	(521,102)	(1,882,292)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	2,830,000,000	(582,442)	(29,230)	(553,212)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	1,710,000,000	(350,129)	108,697	(458,826)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	7,090,000,000	1,979,941	266,737	1,713,204
6-Month JPY-LIBOR	Pay	0.40	Semi-Annually	06/18/2028	JPY	1,050,000,000	(310,418)	(806)	(309,612)
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	1,160,000,000	(384,875)	(79,532)	(305,343)
6-Month JPY-LIBOR	Pay	0.71	Semi-Annually	10/31/2038	JPY	930,000,000	(553,466)	58,206	(611,672)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	2,850,000,000	(1,866,537)	85,654	(1,952,191)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	12/20/2038	JPY	3,970,000,000	(2,642,583)	234,700	(2,877,283)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	470,000,000	(345,827)	1,577	(347,404)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	320,000,000	(245,352)	—	(245,352)
6-Month JPY-LIBOR	Pay	1.00	Semi-Annually	03/21/2048	JPY	120,000,000	(147,573)	(3,667)	(143,906)

Total							$(3,598,758)	$3,554,637	$(7,153,395)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (U)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019 (V)	Notional Amount (W)		Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil Government International Bond, 4.25%, 01/07/2025	HSBC	1.00%	Quarterly	09/20/2019	0.61%	USD	7,700,000	$7,490	$11,197	$(3,707)
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00	Quarterly	12/20/2019	0.43	USD	900,000	2,658	(13,969)	16,627
Petrobras Global Finance BV, 8.38%, 12/10/2018	HSBC	1.00	Quarterly	03/20/2020	0.51	USD	100,000	386	(3,430)	3,816

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (continued) (U)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019 (V)	Notional Amount (W)		Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV, 8.38%, 12/10/2018	BNP	1.00%	Quarterly	03/20/2020	0.51%	USD	200,000	$772	$(7,237)	$8,009
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BCI	1.00	Quarterly	12/20/2019	0.43	USD	1,400,000	4,134	(26,357)	30,491
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BNP	1.00	Quarterly	12/20/2019	0.43	USD	1,000,000	2,953	(13,403)	16,356
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00	Quarterly	06/20/2024	1.98	USD	6,400,000	(298,077)	(266,537)	(31,540)

Total								$(279,684)	$(319,736)	$40,052

Credit Default Swap Agreements on Credit Indices – Sell Protection (U)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (W)		Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCI	0.11%	Monthly	05/25/2046	USD	5,284,403	$(382,582)	$(1,074,932)	$692,350

Value
OTC Swap Agreements, at value (Assets)	$18,393
OTC Swap Agreements, at value (Liabilities)	$(680,659)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(238)	03/16/2020	$(57,765,332)	$(58,122,575)	$—	$(357,243)
90-Day Eurodollar	Short	(1,228)	06/15/2020	(298,844,748)	(300,169,250)	—	(1,324,502)
90-Day Eurodollar	Short	(660)	09/14/2020	(160,659,565)	(161,436,000)	—	(776,435)
90-Day Eurodollar	Short	(388)	12/14/2020	(94,204,187)	(94,919,350)	—	(715,163)
3-Month EUR-EURIBOR	Long	2,350	06/17/2019	660,956,161	661,038,331	82,170	—
5-Year U.S. Treasury Note	Long	5,335	06/28/2019	612,040,420	617,943,047	5,902,627	—
10-Year Australian Treasury Bond	Short	(901)	06/17/2019	(87,289,083)	(88,642,216)	—	(1,353,133)
10-Year Canada Government Bond	Short	(171)	06/19/2019	(17,429,233)	(17,791,626)	—	(362,393)
10-Year Japan Government Bond	Short	(5)	06/13/2019	(6,878,176)	(6,915,095)	—	(36,919)
10-Year U.S. Treasury Note	Long	1,813	06/19/2019	222,348,254	225,208,594	2,860,340	—
Euro OAT Index	Short	(966)	06/06/2019	(171,435,900)	(176,270,966)	—	(4,835,066)
Euro-BTP Italy Government Bond	Short	(1,797)	06/06/2019	(254,743,809)	(260,983,719)	—	(6,239,910)
German Euro Bund Index	Long	870	06/06/2019	159,746,139	162,334,990	2,588,851	—
German Euro BUXL Index	Short	(156)	06/06/2019	(31,890,564)	(33,539,167)	—	(1,648,603)
OTC Call Options Exercise Price EUR 159.00 on German Euro Bund Futures	Long	734	05/24/2019	8,736	8,234	—	(502)
OTC Call Options Exercise Price EUR 165.00 on German Euro Bund Futures	Long	697	05/24/2019	8,491	7,819	—	(672)
OTC Call Options Exercise Price EUR 165.50 on German Euro Bund Futures	Short	(317)	04/26/2019	(143,256)	(444,494)	—	(301,238)
OTC Call Options Exercise Price EUR 166.00 on German Euro Bund Futures	Short	(176)	04/26/2019	(100,568)	(183,608)	—	(83,040)
OTC Call Options Exercise Price EUR 175.00 on German Euro Bund Futures	Long	908	05/24/2019	10,806	10,185	—	(621)
OTC Put Options Exercise Price EUR 145.50 on German Euro Bund Futures	Long	697	05/24/2019	8,296	7,819	—	(477)
U.K. Gilt	Short	(191)	06/26/2019	(31,675,400)	(32,183,101)	—	(507,701)
U.S. Treasury Bond	Short	(2,124)	06/19/2019	(309,857,110)	(317,869,875)	—	(8,012,765)

Total						$11,433,988	$(26,556,383)

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	04/24/2019	USD	8,280,153	MXN	162,118,355	$—	$(39,832)
BCLY	05/15/2019	USD	43,496,306	GBP	32,531,000	1,029,237	—
BCLY	05/20/2019	USD	40,748,523	JPY	4,435,000,000	568,997	—
BNP	04/02/2019	USD	11,309,570	BRL	44,070,000	55,596	—
BNP	04/02/2019	USD	316,633	CAD	422,000	831	—
BNP	04/02/2019	BRL	44,070,000	USD	11,763,607	—	(509,633)
BNP	04/24/2019	USD	2,558,204	MXN	50,074,335	—	(11,633)
BNP	05/13/2019	USD	161,491,017	JPY	17,430,000,000	3,656,774	—
BNP	05/15/2019	JPY	2,168,800,000	USD	19,508,378	133,481	—
BNP	05/20/2019	USD	50,827,544	JPY	5,533,000,000	700,527	—
BNP	06/19/2019	USD	313,141	THB	9,785,669	4,145	—
BNP	01/03/2020	USD	12,106,032	BRL	46,400,000	522,707	—
BOA	04/02/2019	USD	6,903,746	CAD	9,199,000	19,702	—
BOA	04/15/2019	RUB	37,744,233	USD	569,895	3,945	—
BOA	05/15/2019	USD	3,459,204	GBP	2,638,000	15,470	—
BOA	05/15/2019	EUR	1,099,000	USD	1,248,956	—	(11,374)
CITI	04/15/2019	USD	9,387,667	MXN	180,783,000	96,333	—
CITI	04/15/2019	MXN	180,783,000	USD	9,314,582	—	(23,248)
CITI	04/24/2019	MXN	212,192,690	USD	10,970,566	—	(80,745)
CITI	05/15/2019	USD	1,697,794	AUD	2,391,000	—	(1,430)
CITI	05/15/2019	USD	27,202,484	EUR	23,938,000	245,942	—
CITI	05/15/2019	EUR	19,091,000	USD	21,606,620	—	(108,278)
CITI	05/15/2019	GBP	46,407,000	USD	61,152,102	—	(570,833)
CITI	05/15/2019	JPY	818,300,000	USD	7,374,937	36,043	—
CITI	06/26/2019	USD	9,159,692	MXN	180,783,000	—	(25,769)
CITI	06/26/2019	MXN	180,783,000	USD	9,285,351	—	(99,890)
CITI	08/14/2019	MXN	31,942,808	USD	1,625,241	—	(14,550)
GSB	04/02/2019	USD	11,222,676	BRL	44,070,000	15,202	(46,500)
GSB	04/02/2019	USD	7,374,250	CAD	9,826,000	20,993	—
GSB	04/02/2019	GBP	32,913,000	USD	43,774,116	—	(902,172)
GSB	04/02/2019	BRL	44,070,000	USD	11,309,570	—	(55,595)
GSB	05/20/2019	USD	27,196,294	JPY	2,962,000,000	361,625	—
HSBC	04/02/2019	CAD	57,535,000	USD	43,602,812	—	(546,670)
HSBC	05/15/2019	USD	1,735,393	AUD	2,442,000	6,379	(6,454)
HSBC	08/14/2019	USD	1,618,342	MXN	31,942,808	9,999	(2,348)
JPM	04/02/2019	USD	4,969,957	CAD	6,625,000	12,158	—
JPM	04/15/2019	USD	376,521	RUB	24,919,229	—	(2,335)
JPM	05/15/2019	USD	52,657,210	EUR	46,342,000	471,563	—
JPM	05/15/2019	USD	4,675,678	JPY	513,100,000	28,759	—
JPM	05/15/2019	USD	100,906	NOK	870,000	—	(144)
JPM	05/15/2019	JPY	6,195,300,000	USD	56,025,528	214,087	(131,533)
JPM	06/14/2019	USD	188,726	ILS	678,000	1,112	—
SCB	04/02/2019	USD	43,573,116	GBP	32,913,000	701,172	—
SCB	05/03/2019	GBP	32,913,000	USD	43,639,149	—	(700,113)
UBS	04/02/2019	USD	23,435,516	CAD	31,463,000	—	(109,725)
UBS	05/03/2019	CAD	31,463,000	USD	23,453,597	110,169	—
UBS	05/15/2019	USD	24,531,838	GBP	18,939,000	—	(191,774)
UBS	06/03/2019	USD	34,845,837	JPY	3,830,000,000	115,497	—

Total						$9,158,445	$(4,192,578)

The notes are an integral part of this report. Transamerica Series Trust	Page 17

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$360,234,387	$—	$360,234,387
Certificate of Deposit	—	13,500,000	—	13,500,000
Corporate Debt Securities	—	1,232,699,811	—	1,232,699,811
Foreign Government Obligations	—	61,441,891	—	61,441,891
Loan Assignment	—	4,216,997	—	4,216,997
Mortgage-Backed Securities	—	160,459,165	—	160,459,165
Municipal Government Obligations	—	8,632,786	—	8,632,786
U.S. Government Agency Obligations	—	1,649,982,582	—	1,649,982,582
U.S. Government Obligations	—	629,931,305	—	629,931,305
Short-Term Foreign Government Obligations	—	308,564,484	—	308,564,484
Other Investment Company	22,855,760	—	—	22,855,760
Repurchase Agreement	—	6,650,739	—	6,650,739
Exchange-Traded Options Purchased	8,071	—	—	8,071
Over-the-Counter Options Purchased	—	1	—	1
Over-the-Counter Interest Rate Swaptions Purchased	—	127,977	—	127,977

Total Investments	$22,863,831	$4,436,442,125	$—	$4,459,305,956

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$414,800	$—	$414,800
Centrally Cleared Interest Rate Swap Agreements	—	13,532,022	—	13,532,022
Over-the-Counter Credit Default Swap Agreements	—	18,393	—	18,393
Futures Contracts (Z)	11,433,988	—	—	11,433,988
Forward Foreign Currency Contracts (Z)	—	9,158,445	—	9,158,445

Total Other Financial Instruments	$11,433,988	$23,123,660	$—	$34,557,648

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(296,838,501)	$—	$(296,838,501)
Exchange-Traded Options Written	(26,625)	—	—	(26,625)
Over-the-Counter Credit Default Swaptions Written	—	(155)	—	(155)
Over-the-Counter Interest Rate Swaptions Written	—	(102,819)	—	(102,819)
Centrally Cleared Credit Default Swap Agreements	—	(361,045)	—	(361,045)
Centrally Cleared Interest Rate Swap Agreements	—	(17,130,780)	—	(17,130,780)
Over-the-Counter Credit Default Swap Agreements	—	(680,659)	—	(680,659)
Futures Contracts (Z)	(26,556,383)	—	—	(26,556,383)
Forward Foreign Currency Contracts (Z)	—	(4,192,578)	—	(4,192,578)

Total Other Financial Instruments	$(26,583,008)	$(319,306,537)	$—	$(345,889,545)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (C)	$—	$—	$—	$10,721,466

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $649,297,868, representing 25.0% of the Portfolio’s net assets.
(C)	Transferred from Level 3 to 2 due to utilizing observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, the total value of Regulation S securities is $81,412,639, representing 3.1% of the Portfolio’s net assets.
(G)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2019, the total value of such securities is $744,842, representing less than 0.1% of the Portfolio’s net assets.
(H)	Non-income producing securities.

The notes are an integral part of this report. Transamerica Series Trust	Page 18

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,384,951. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2019; the maturity date disclosed is the ultimate maturity date.
(K)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $19,851,116.
(N)	Securities are subject to sale-buyback transactions.
(O)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $13,687,108.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $1,102,675.
(Q)	All or a portion of the security has been segregated by the custodian as collateral for open TBA commitment transactions. The value of the security is $278,311.
(R)	Rates disclosed reflect the yields at March 31, 2019.
(S)	Percentage rounds to less than 0.01% or (0.01)%.
(T)	Securities deemed worthless.
(U)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(V)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(W)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(X)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Y)	The Fund recognizes transfers in and out of Level 3 as of March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Z)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCI	Barclays Capital, Inc.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
SCB	Standard Chartered Bank
UBS	UBS AG

The notes are an integral part of this report. Transamerica Series Trust	Page 19

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 20

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.2%
STORE Master Funding I-VII
Series 2018-1A, Class A1,
3.96%, 10/20/2048 (A)	$ 396,556	$ 411,150

Total Asset-Backed Security (Cost $396,454)		411,150

CORPORATE DEBT SECURITIES - 20.7%
Banks - 11.0%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (B), 04/15/2019 (C)	779,000	615,410
Bank of America Corp.
CPI-YoY + 1.10%, 3.01% (B), 11/19/2024, MTN	5,000,000	4,987,500
4.18%, 11/25/2027, MTN	152,000	154,355
Fixed until 04/24/2037, 4.24% (B), 04/24/2038	891,000	911,394
Barclays Bank PLC
CPI-YoY + 1.00%, 2.91% (B), 05/22/2023, MTN	2,600,000	2,537,600
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (B), 01/18/2033 (A)	334,000	307,113
Citigroup, Inc.
1.38*CPI-YoY, Zero Coupon (B), 03/27/2025, MTN	1,000,000	942,900
CPI-YoY + 2.50%, 4.05% (B), 03/30/2020, MTN	2,000,000	1,968,200
4.65%, 07/23/2048	865,000	927,349
Corestates Capital II
3-Month LIBOR + 0.65%, 3.44% (B), 01/15/2027 (A)	244,000	224,785
Credit Agricole SA
Fixed until 01/10/2028, 4.00% (B), 01/10/2033 (A)	751,000	724,806
Danske Bank A/S
5.38%, 01/12/2024 (A)	200,000	208,012
HSBC Holdings PLC
Fixed until 05/22/2027 (C), 6.00% (B),	336,000	333,144
Regions Financial Corp.
3.80%, 08/14/2023	387,000	397,807
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (B), 03/08/2023, MTN (D)	EUR 400,000	458,783
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	$ 300,000	303,190
Fixed until 06/25/2023, 4.52% (B), 06/25/2024 (E)	1,133,000	1,158,586
Fixed until 08/15/2021 (C), 8.63% (B),	234,000	249,210
SunTrust Capital III
3-Month LIBOR + 0.65%, 3.26% (B), 03/15/2028	239,000	221,075
UniCredit SpA
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A)	241,000	221,649
6.57%, 01/14/2022 (A)	350,000	366,246
Fixed until 04/02/2029, 7.30% (B), 04/02/2034 (A) (F)	211,000	212,637

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wachovia Capital Trust II
3-Month LIBOR + 0.50%, 3.29% (B), 01/15/2027	$ 354,000	$ 325,680

		18,757,431

Building Products - 0.5%
Masco Corp.
3.50%, 11/15/2027	827,000	784,045

Capital Markets - 0.4%
Goldman Sachs Group, Inc.
Fixed until 11/10/2022 (C), 5.00% (B),	759,000	701,126

Chemicals - 0.4%
DowDuPont, Inc.
4.49%, 11/15/2025	596,000	634,848
RPM International, Inc.
4.25%, 01/15/2048	111,000	96,644

		731,492

Consumer Finance - 1.3%
Navient Corp.
CPI-YoY + 2.15%, 4.06% (B), 12/15/2020, MTN	189,000	184,984
CPI-YoY + 2.25%, 4.16% (B), 05/03/2019, MTN	2,000,000	2,040,000

		2,224,984

Electric Utilities - 0.2%
FirstEnergy Corp.
3.90%, 07/15/2027	268,000	271,903

Equity Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	473,000	479,446

Health Care Providers & Services - 0.6%
CVS Health Corp.
4.78%, 03/25/2038	932,000	922,953

Insurance - 0.5%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.81% (B), 02/12/2067 (A)	1,051,000	906,487

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN	197,000	188,715

Metals & Mining - 1.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	229,000	222,607
Glencore Funding LLC
4.00%, 04/16/2025 (A)	248,000	248,828
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (A)	1,050,000	1,068,575
5.75%, 11/15/2041 (A)	515,000	538,331

		2,078,341

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.6%
National Grid PLC
1.25%, 10/06/2021, MTN (D)	GBP 520,000	$ 866,836
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 4.80% (B), 05/15/2067	$ 242,000	214,170

		1,081,006

Oil, Gas & Consumable Fuels - 3.0%
Andeavor Logistics, LP
Fixed until 02/15/2023 (C), 6.88% (B),	381,000	382,905
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	380,000	381,832
Enable Midstream Partners, LP
4.95%, 05/15/2028	260,000	263,251
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	874,000	825,930
Energy Transfer Operating, LP
5.80%, 06/15/2038	318,000	340,397
Fixed until 02/15/2023 (C), 6.25% (B),	755,000	713,475
EnLink Midstream Partners, LP
4.85%, 07/15/2026	406,000	403,036
Fixed until 12/15/2022 (C), 6.00% (B),	142,000	117,505
Enterprise Products Operating LLC
4.15%, 10/16/2028 (E)	444,000	466,590
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	278,000	257,150
Marathon Petroleum Corp.
3.80%, 04/01/2028 (A)	755,000	747,493
Noble Energy, Inc.
3.85%, 01/15/2028	260,000	256,104

		5,155,668

Transportation Infrastructure - 0.6%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (D)	GBP 590,515	946,397

Total Corporate Debt Securities (Cost $35,434,560)		35,229,994

FOREIGN GOVERNMENT OBLIGATIONS - 21.8%
Australia - 2.4%
Australia Government Bond
0.75%, 11/21/2027 (D)	AUD 5,300,000	4,017,999

Canada - 3.3%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 4,662,939	3,882,764
Canadian Government Real Return Bond
4.00%, 12/01/2031	1,534,869	1,683,469

		5,566,233

France - 1.4%
France Government Bond OAT
2.10%, 07/25/2023 (D)	EUR 1,918,178	2,470,945

Japan - 1.0%
Japanese Government CPI Linked Bond
0.10%, 03/10/2028	JPY 186,060,050	1,750,640

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 1.1%
Mexican Udibonos
Series S,
4.50%, 12/04/2025	MXN 19,953,732	$ 1,066,601
Mexico Udibonos
Series S,
2.50%, 12/10/2020	17,586,722	884,453

		1,951,054

New Zealand - 2.2%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (D)	NZD 4,750,000	3,785,175

Spain - 8.5%
Spain Government Inflation-Linked Bond
0.30%, 11/30/2021	EUR 7,274,680	8,574,758
0.55%, 11/30/2019 (D)	2,608,600	3,001,167
1.00%, 11/30/2030 (D)	2,289,276	2,860,388

		14,436,313

United Kingdom - 1.9%
U.K. Gilt Inflation-Linked
0.13%, 08/10/2028 (D)	GBP 1,927,341	3,155,604

Total Foreign Government Obligations (Cost $37,350,302)		37,133,963

MORTGAGE-BACKED SECURITIES - 1.0%
BX Trust
Series 2018-MCSF, Class A,
1-Month LIBOR + 0.58%, 3.06% (B), 04/15/2035 (A)	$ 900,000	885,905
DBCG Mortgage Trust
Series 2017-BBG, Class A,
1-Month LIBOR + 0.70%, 3.18% (B), 06/15/2034 (A)	900,000	896,056

Total Mortgage-Backed Securities (Cost $1,793,878)		1,781,961

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (G)
Federal National Mortgage Association
1-Month LIBOR + 1.60%, 4.09% (B), 01/25/2024	31,557	31,615

Total U.S. Government Agency Obligation (Cost $31,588)		31,615

U.S. GOVERNMENT OBLIGATIONS - 54.8%
U.S. Treasury Inflation-Protected Securities - 54.8%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	2,736,550	2,572,322
0.75%, 02/15/2042 - 02/15/2045	5,490,944	5,296,525
1.00%, 02/15/2046	2,601,581	2,649,792
1.38%, 02/15/2044	2,601,335	2,872,581
2.00%, 01/15/2026	2,535,960	2,797,070
2.38%, 01/15/2025 - 01/15/2027	7,093,326	7,961,117
2.50%, 01/15/2029	586,090	694,365
3.63%, 04/15/2028	933,594	1,184,730
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2020 - 07/15/2024	34,829,091	34,497,069
0.25%, 01/15/2025	1,381,289	1,366,269

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note (continued)
0.38%, 07/15/2025 - 01/15/2027	$ 10,454,520	$ 10,394,076
0.50%, 01/15/2028	5,580,877	5,566,238
0.63%, 01/15/2024 - 01/15/2026	7,171,388	7,247,853
0.75%, 07/15/2028	5,313,727	5,430,425
1.25%, 07/15/2020	2,654,154	2,693,151

Total U.S. Government Obligations (Cost $92,241,260)		93,223,583

	Shares	Value
PREFERRED STOCKS - 0.3%
Banks - 0.3%
Banco Santander SA,
3-Month LIBOR + 0.52%, 4.00% (B)	3,500	80,990
US Bancorp,
Series A, 3-Month LIBOR + 1.02%, 3.81% (B)	500	397,345

Total Preferred Stocks (Cost $500,925)		478,335

SHORT-TERM INVESTMENT COMPANIES - 0.6%

	Principal	Value
Money Market Funds - 0.6%
State Street Institutional U.S. Government Money Market Fund 2.38%, 12/31/2049	$ 952,389	952,389

Total Short-Term Investment Companies (Cost $952,389)		952,389

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (H)	1,662,263	$ 1,662,263

Total Other Investment Company (Cost $1,662,263)		1,662,263

Total Investments (Cost $170,363,619)		170,905,253
Net Other Assets (Liabilities) - (0.4)%		(678,502)

Net Assets - 100.0%		$ 170,226,751

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/11/2019	USD	3,804,746	AUD	5,300,000	$40,614	$—
JPMS	04/11/2019	USD	5,594,279	CAD	7,394,225	59,538	—
JPMS	04/11/2019	USD	17,521,573	EUR	15,180,500	476,926	—
JPMS	04/11/2019	USD	6,907,729	GBP	5,400,000	—	(129,445)
JPMS	04/11/2019	USD	1,791,359	JPY	193,539,385	43,479	—
JPMS	04/11/2019	USD	1,838,831	MXN	36,000,000	—	(12,583)
JPMS	04/11/2019	USD	3,673,849	NZD	5,375,000	21,018	(8,333)
JPMS	04/11/2019	GBP	1,743,500	USD	2,302,167	—	(30,072)

Total						$641,575	$(180,433)

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$411,150	$—	$411,150
Corporate Debt Securities	—	35,229,994	—	35,229,994
Foreign Government Obligations	—	37,133,963	—	37,133,963
Mortgage-Backed Securities	—	1,781,961	—	1,781,961
U.S. Government Agency Obligation	—	31,615	—	31,615
U.S. Government Obligations	—	93,223,583	—	93,223,583
Preferred Stocks	478,335	—	—	478,335
Short-Term Investment Companies	952,389	—	—	952,389
Other Investment Company	1,662,263	—	—	1,662,263

Total Investments	$3,092,987	$167,812,266	$—	$170,905,253

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$641,575	$—	$641,575

Total Other Financial Instruments	$—	$641,575	$—	$641,575

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(180,433)	$—	$(180,433)

Total Other Financial Instruments	$—	$(180,433)	$—	$(180,433)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2**!**
Corporate Debt Securities	$—	$—	$—	$2,537,600

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $8,190,680, representing 4.8% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, the total value of Regulation S securities is $21,563,294, representing 12.7% of the Portfolio’s net assets.

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,629,487. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate disclosed reflects the yield at March 31, 2019.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 72.7%
Money Market Funds - 72.7%
BlackRock Liquidity Funds T-Fund Portfolio	3,863,439	$ 3,863,439
Dreyfus Treasury & Agency Cash Management	3,863,440	3,863,440
State Street Institutional U.S. Government Money Market Fund	3,863,440	3,863,440
UBS Select Treasury Preferred	3,863,439	3,863,439

Total Short-Term Investment Companies (Cost $15,453,758)		15,453,758

Principal	Value
REPURCHASE AGREEMENT - 18.2%

Fixed Income Clearing Corp., 1.45% (A), dated 03/29/2019, to be repurchased at $3,863,906 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $3,943,729.

$ 3,863,440	$ 3,863,440

Total Repurchase Agreement (Cost $3,863,440)	3,863,440

Total Investments (Cost $19,317,198)	19,317,198
Net Other Assets (Liabilities) - 9.1%	1,935,248

Net Assets - 100.0%	$ 21,252,446

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Short	(299)	06/21/2019	$(41,679,534)	$(42,567,000)	$—	$(887,466)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$15,453,758	$—	$—	$15,453,758
Repurchase Agreement	—	3,863,440	—	3,863,440

Total Investments	$15,453,758	$3,863,440	$—	$19,317,198

LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(887,466)	$—	$—	$(887,466)

Total Other Financial Instruments	$(887,466)	$—	$—	$(887,466)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2019.
(B)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica QS Investors Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 93.2%
International Equity Funds - 8.3%
iShares Edge MSCI Min Vol EAFE ETF	159,640	$ 11,494,080
Vanguard FTSE All-World ex-US ETF	307,723	15,432,309
Vanguard Total International Stock ETF (A)	99,159	5,146,352

		32,072,741

International Fixed Income Fund - 4.4%
Vanguard Total International Bond ETF	305,035	17,011,802

U.S. Equity Funds - 19.9%
iShares Core S&P 500 ETF	54,886	15,618,360
iShares Edge MSCI Min Vol USA ETF (A)	148,484	8,730,859
iShares Russell 1000 ETF (A)	297,055	46,729,722
Vanguard Small-Cap Growth ETF (A)	17,003	3,055,779
Vanguard Small-Cap Value ETF (A)	23,478	3,022,323

		77,157,043

U.S. Fixed Income Funds - 60.6%
iShares Core U.S. Aggregate Bond ETF	501,161	54,661,630
iShares TIPS Bond ETF	34,224	3,869,708
SPDR Bloomberg Barclays Convertible Securities ETF	233,361	12,193,112
Vanguard Total Bond Market ETF	2,021,954	164,142,226

		234,866,676

Total Exchange-Traded Funds (Cost $354,131,830)		361,108,262

	Shares	Value
OTHER INVESTMENT COMPANY - 13.2%
Securities Lending Collateral - 13.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (B)	51,136,600	$ 51,136,600

Total Other Investment Company (Cost $51,136,600)		51,136,600

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp., 1.45% (B), dated 03/29/2019, to be repurchased at $19,852,324 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $20,251,914.	$ 19,849,926	19,849,926

Total Repurchase Agreement (Cost $19,849,926)		19,849,926

Total Investments (Cost $425,118,356)		432,094,788
Net Other Assets (Liabilities) - (11.5)%		(44,681,972)

Net Assets - 100.0%		$ 387,412,816

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$361,108,262	$—	$—	$361,108,262
Other Investment Company	51,136,600	—	—	51,136,600
Repurchase Agreement	—	19,849,926	—	19,849,926

Total Investments	$412,244,862	$19,849,926	$—	$432,094,788

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $50,113,557. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 68.7%
International Equity Funds - 11.6%
iShares Edge MSCI Min Vol EAFE ETF (A)	102,601	$ 7,387,272
Vanguard FTSE All-World ex-US ETF	986,097	49,452,765
Vanguard Total International Stock ETF (A)	315,457	16,372,218

		73,212,255

International Fixed Income Fund - 3.8%
Vanguard Total International Bond ETF (A)	433,384	24,169,825

U.S. Equity Funds - 26.7%
iShares Core S&P 500 ETF	133,529	37,997,012
iShares Edge MSCI Min Vol USA ETF (A)	49,911	2,934,767
iShares Russell 1000 ETF (A)	727,304	114,412,192
Vanguard Small-Cap Growth ETF (A)	36,781	6,610,282
Vanguard Small-Cap Value ETF (A)	50,992	6,564,200

		168,518,453

U.S. Fixed Income Funds - 26.6%
iShares Core U.S. Aggregate Bond ETF	345,314	37,663,398
iShares TIPS Bond ETF	71,560	8,091,289
SPDR Bloomberg Barclays Convertible Securities ETF (A)	217,953	11,388,044
Vanguard Total Bond Market ETF	1,370,824	111,283,493

		168,426,224

Total Exchange-Traded Funds (Cost $428,751,744)		434,326,757

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 19.1%
U.S. Treasury Bill
2.48% (B), 06/27/2019	$ 121,535,000	120,845,468

Total Short-Term U.S. Government Obligations (Cost $120,807,883)		120,845,468

	Shares	Value
OTHER INVESTMENT COMPANY - 13.0%
Securities Lending Collateral - 13.0%
State Street Navigator Securities Lending Trust -Government Money Market Portfolio, 2.41% (B)	82,209,951	$ 82,209,951

Total Other Investment Company (Cost $82,209,951)		82,209,951

	Principal	Value
REPURCHASE AGREEMENT - 12.3%
Fixed Income Clearing Corp., 1.45% (B), dated 03/29/2019, to be repurchased at $77,479,077 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $79,022,571.	$ 77,469,716	77,469,716

Total Repurchase Agreement (Cost $77,469,716)		77,469,716

Total Investments (Cost $709,239,294)		714,851,892
Net Other Assets (Liabilities) - (13.1)%		(82,937,343)

Net Assets - 100.0%		$ 631,914,549

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$434,326,757	$—	$—	$434,326,757
Short-Term U.S. Government Obligations	—	120,845,468	—	120,845,468
Other Investment Company	82,209,951	—	—	82,209,951
Repurchase Agreement	—	77,469,716	—	77,469,716

Total Investments	$516,536,708	$198,315,184	$—	$714,851,892

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $80,558,369. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 84.0%
International Equity Funds - 10.3%
iShares Edge MSCI Min Vol EAFE ETF (A)	433,424	$ 31,206,528
Vanguard FTSE All-World ex-US ETF (A)	1,773,161	88,924,024
Vanguard Total International Stock ETF (A)	565,022	29,324,642

		149,455,194

International Fixed Income Fund - 4.5%
Vanguard Total International Bond ETF (A)	1,177,836	65,687,914

U.S. Equity Funds - 23.3%
iShares Core S&P 500 ETF	259,863	73,946,615
iShares Edge MSCI Min Vol USA ETF (A)	300,066	17,643,881
iShares Russell 1000 ETF (A)	1,411,292	222,010,344
Vanguard Small-Cap Growth ETF (A)	73,801	13,263,516
Vanguard Small-Cap Value ETF (A)	102,924	13,249,407

		340,113,763

U.S. Fixed Income Funds - 45.9%
iShares Core U.S. Aggregate Bond ETF (A)	1,413,327	154,151,576
iShares TIPS Bond ETF	168,689	19,073,665
SPDR Bloomberg Barclays Convertible Securities ETF (A)	718,399	37,536,348
Vanguard Total Bond Market ETF	5,653,997	458,991,476

		669,753,065

Total Exchange-Traded Funds (Cost $1,206,047,227)		1,225,009,936

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.5%
U.S. Treasury Bill
2.49% (B), 06/27/2019	$ 95,585,000	95,042,695

Total Short-Term U.S. Government Obligations (Cost $95,012,427)		95,042,695

	Shares	Value
OTHER INVESTMENT COMPANY - 11.8%
Securities Lending Collateral - 11.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (B)	172,004,911	$ 172,004,911

Total Other Investment Company (Cost $172,004,911)		172,004,911

	Principal	Value
REPURCHASE AGREEMENT - 9.6%
Fixed Income Clearing Corp., 1.45% (B), dated 03/29/2019, to be repurchased at $139,614,506 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $142,392,936.	$ 139,597,638	139,597,638

Total Repurchase Agreement (Cost $139,597,638)		139,597,638

Total Investments (Cost $1,612,662,203)		1,631,655,180
Net Other Assets (Liabilities) - (11.9)%		(173,286,815)

Net Assets - 100.0%		$ 1,458,368,365

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,225,009,936	$—	$—	$1,225,009,936
Short-Term U.S. Government Obligations	—	95,042,695	—	95,042,695
Other Investment Company	172,004,911	—	—	172,004,911
Repurchase Agreement	—	139,597,638	—	139,597,638

Total Investments	$1,397,014,847	$234,640,333	$—	$1,631,655,180

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $168,498,689. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 1.1%
Aerojet Rocketdyne Holdings, Inc. (A)	44,000	$ 1,563,320
Cubic Corp.	28,000	1,574,720
Curtiss-Wright Corp.	11,000	1,246,740
Elbit Systems, Ltd. (B)	10,700	1,380,300

		5,765,080

Airlines - 1.7%
Alaska Air Group, Inc.	102,500	5,752,300
JetBlue Airways Corp. (A)	198,400	3,245,824

		8,998,124

Auto Components - 0.8%
Dana, Inc.	54,500	966,830
Gentex Corp.	22,000	454,960
Stoneridge, Inc. (A)	47,300	1,365,078
Visteon Corp. (A)	17,500	1,178,625

		3,965,493

Banks - 5.9%
Bank of Princeton	26,300	834,499
Berkshire Hills Bancorp, Inc.	72,112	1,964,331
CIT Group, Inc.	130,200	6,245,694
Evans Bancorp, Inc.	3,000	106,950
First Citizens BancShares, Inc., Class A	11,507	4,685,650
First Community Bankshares, Inc.	64,754	2,145,948
First Republic Bank	5,200	522,392
Hanmi Financial Corp.	56,000	1,191,120
Hope Bancorp, Inc.	75,972	993,714
Lakeland Bancorp, Inc.	136,000	2,030,480
Sandy Spring Bancorp, Inc.	68,700	2,148,936
Sterling Bancorp	101,500	1,890,945
Umpqua Holdings Corp.	100,000	1,650,000
Union Bankshares Corp.	37,000	1,196,210
United Community Banks, Inc.	61,000	1,520,730
Washington Trust Bancorp, Inc.	22,803	1,097,964
Webster Financial Corp.	15,600	790,452

		31,016,015

Beverages - 1.5%
Molson Coors Brewing Co., Class B	135,400	8,076,610

Biotechnology - 0.6%
United Therapeutics Corp. (A)	26,600	3,122,042

Building Products - 1.2%
American Woodmark Corp. (A)	11,000	908,930
Continental Building Products, Inc. (A)	107,500	2,664,925
Gibraltar Industries, Inc. (A)	10,900	442,649
Insteel Industries, Inc.	18,300	382,836
JELD-WEN Holding, Inc. (A)	20,800	367,328
Masonite International Corp. (A)	11,500	573,735
PGT Innovations, Inc. (A)	68,500	948,725

		6,289,128

Capital Markets - 1.8%
E*TRADE Financial Corp.	98,300	4,564,069
Legg Mason, Inc.	46,000	1,259,020
Piper Jaffray Cos.	24,500	1,784,335

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Stifel Financial Corp.	30,000	$ 1,582,800
Waddell & Reed Financial, Inc., Class A (B)	7,500	129,675

		9,319,899

Chemicals - 1.5%
Chase Corp.	6,800	629,272
Huntsman Corp.	30,000	674,700
Methanex Corp.	22,000	1,250,920
PPG Industries, Inc.	37,900	4,277,773
Trinseo SA	26,500	1,200,450

		8,033,115

Commercial Services & Supplies - 1.0%
Knoll, Inc.	48,500	917,135
Stericycle, Inc. (A)	47,600	2,590,392
Tetra Tech, Inc.	28,500	1,698,315

		5,205,842

Communications Equipment - 0.6%
KVH Industries, Inc. (A)	196,282	2,000,114
NETGEAR, Inc. (A)	27,000	894,240

		2,894,354

Construction & Engineering - 1.8%
Comfort Systems USA, Inc.	39,500	2,069,405
EMCOR Group, Inc.	34,500	2,521,260
Granite Construction, Inc.	33,500	1,445,525
Jacobs Engineering Group, Inc.	21,800	1,639,142
KBR, Inc.	98,800	1,886,092

		9,561,424

Construction Materials - 0.2%
US Concrete, Inc. (A)	31,000	1,284,020

Consumer Finance - 0.6%
Ally Financial, Inc.	117,400	3,227,326

Distributors - 1.1%
LKQ Corp. (A)	197,700	5,610,726

Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	33,000	993,960
K12, Inc. (A)	16,800	573,384

		1,567,344

Diversified Financial Services - 1.0%
Jefferies Financial Group, Inc.	270,700	5,086,453

Diversified Telecommunication Services - 0.8%
Zayo Group Holdings, Inc. (A)	146,600	4,166,372

Electric Utilities - 3.6%
Alliant Energy Corp.	104,100	4,906,233
FirstEnergy Corp.	158,800	6,607,668
PPL Corp.	223,100	7,081,194

		18,595,095

Electrical Equipment - 0.5%
LSI Industries, Inc.	113,500	298,505
Regal Beloit Corp.	27,350	2,239,145

		2,537,650

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 1.0%
Coherent, Inc. (A)	4,500	$ 637,740
Control4 Corp. (A)	96,000	1,625,280
Daktronics, Inc.	20,500	152,725
Methode Electronics, Inc.	55,400	1,594,412
Vishay Intertechnology, Inc.	78,500	1,449,895

		5,460,052

Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	20,500	1,138,980

Entertainment - 1.4%
Lions Gate Entertainment Corp., Class B	67,579	1,020,443
Viacom, Inc., Class B	229,700	6,447,679

		7,468,122

Equity Real Estate Investment Trusts - 7.0%
Apple Hospitality, Inc., REIT	104,500	1,703,350
Brandywine Realty Trust	101,000	1,601,860
Chatham Lodging Trust	20,000	384,800
Colony Capital, Inc.	768,000	4,085,760
Community Healthcare Trust, Inc.	73,400	2,634,326
DiamondRock Hospitality Co.	195,500	2,117,265
Gaming and Leisure Properties, Inc.	90,600	3,494,442
JBG SMITH Properties	139,100	5,751,785
Lexington Realty Trust	211,500	1,916,190
Outfront Media, Inc.	44,500	1,041,300
Physicians Realty Trust	110,000	2,069,100
Piedmont Office Realty Trust, Inc., Class A	40,000	834,000
Sabra Health Care, Inc., REIT	67,000	1,304,490
Summit Hotel Properties, Inc.	180,500	2,059,505
Uniti Group, Inc. (B)	148,804	1,665,117
VEREIT, Inc.	496,700	4,157,379

		36,820,669

Food & Staples Retailing - 1.9%
Casey’s General Stores, Inc.	32,970	4,245,547
US Foods Holding Corp. (A)	167,300	5,840,443

		10,085,990

Food Products - 3.4%
General Mills, Inc.	96,100	4,973,175
J.M. Smucker Co.	31,800	3,704,700
Kellogg Co.	61,000	3,500,180
Post Holdings, Inc. (A)	48,968	5,357,099

		17,535,154

Health Care Equipment & Supplies - 1.7%
Meridian Bioscience, Inc.	111,500	1,963,515
OraSure Technologies, Inc. (A)	111,500	1,243,225
Zimmer Biomet Holdings, Inc.	43,900	5,606,030

		8,812,770

Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	74,300	5,908,336
AMN Healthcare Services, Inc. (A)	26,800	1,262,012
Cardinal Health, Inc.	100,092	4,819,430
Cross Country Healthcare, Inc. (A)	161,500	1,135,345
Encompass Health Corp.	32,000	1,868,800
Laboratory Corp. of America Holdings (A)	46,900	7,174,762

		22,168,685

Health Care Technology - 0.2%
Omnicell, Inc. (A)	10,900	881,156

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.1%
Aramark	193,400	$ 5,714,970
Bloomin’ Brands, Inc.	42,000	858,900
Churchill Downs, Inc.	20,000	1,805,200
Stars Group, Inc. (A) (B)	151,100	2,645,761

		11,024,831

Household Durables - 0.9%
Helen of Troy, Ltd. (A)	12,750	1,478,490
La-Z-Boy, Inc.	44,000	1,451,560
NVR, Inc. (A)	700	1,936,900

		4,866,950

Household Products - 0.3%
Spectrum Brands Holdings, Inc. (B)	24,000	1,314,720

Insurance - 8.3%
Alleghany Corp.	9,300	5,695,320
Allstate Corp.	63,200	5,952,176
Arch Capital Group, Ltd. (A)	177,000	5,720,640
Fidelity National Financial, Inc.	165,800	6,059,990
Loews Corp.	122,200	5,857,046
Markel Corp. (A)	4,200	4,184,208
Selective Insurance Group, Inc.	46,133	2,919,296
United Fire Group, Inc.	48,239	2,108,527
Willis Towers Watson PLC	28,600	5,023,590

		43,520,793

Interactive Media & Services - 0.3%
IAC/InterActiveCorp (A)	6,250	1,313,188

Internet & Direct Marketing Retail - 0.9%
Liberty Expedia Holdings, Inc., Class A (A)	111,200	4,759,360

IT Services - 1.5%
Leidos Holdings, Inc.	125,800	8,062,522

Leisure Products - 0.2%
MasterCraft Boat Holdings, Inc. (A)	51,900	1,171,383

Machinery - 2.8%
Altra Industrial Motion Corp.	38,300	1,189,215
Columbus McKinnon Corp.	45,263	1,554,784
Douglas Dynamics, Inc.	37,000	1,408,590
Gencor Industries, Inc. (A)	86,000	1,062,960
Mueller Industries, Inc.	34,000	1,065,560
Oshkosh Corp.	17,000	1,277,210
Trinity Industries, Inc.	233,700	5,078,301
Watts Water Technologies, Inc., Class A	22,000	1,778,040

		14,414,660

Media - 4.7%
Discovery, Inc., Class C (A)	199,144	5,062,240
DISH Network Corp., Class A (A)	170,200	5,393,638
GCI Liberty, Inc., Class A (A)	61,700	3,431,137
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	83,044	3,175,603
MSG Networks, Inc., Class A (A)	114,500	2,490,375
News Corp., Class A	392,000	4,876,480

		24,429,473

Metals & Mining - 0.8%
Commercial Metals Co.	90,000	1,537,200
Kaiser Aluminum Corp.	15,750	1,649,497

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	20,000	$ 480,000
TimkenSteel Corp. (A)	29,700	322,542

		3,989,239

Mortgage Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	793,389	7,925,956

Multi-Utilities - 1.5%
CenterPoint Energy, Inc.	157,600	4,838,320
NorthWestern Corp.	45,000	3,168,450

		8,006,770

Multiline Retail - 0.5%
Dollar Tree, Inc. (A)	24,000	2,520,960

Oil, Gas & Consumable Fuels - 4.5%
Antero Resources Corp. (A)	611,200	5,396,896
Callon Petroleum Co. (A) (B)	128,500	970,175
Delek US Holdings, Inc.	34,944	1,272,660
Diamondback Energy, Inc.	14,609	1,483,252
EQT Corp.	205,100	4,253,774
Gulfport Energy Corp. (A)	83,500	669,670
Magnolia Oil & Gas Corp. (A) (B)	105,000	1,260,000
REX American Resources Corp. (A)	19,400	1,563,834
Whiting Petroleum Corp. (A)	34,500	901,830
Williams Cos., Inc.	198,600	5,703,792

		23,475,883

Paper & Forest Products - 0.6%
Domtar Corp.	37,000	1,837,050
Mercer International, Inc.	34,700	468,797
P.H. Glatfelter Co.	46,500	656,580

		2,962,427

Personal Products - 0.5%
Coty, Inc., Class A (B)	213,900	2,459,850

Professional Services - 2.7%
ASGN, Inc. (A)	30,500	1,936,445
FTI Consulting, Inc. (A)	12,500	960,250
Heidrick & Struggles International, Inc.	45,500	1,744,015
ICF International, Inc.	31,000	2,358,480
ManpowerGroup, Inc.	39,600	3,274,524
Nielsen Holdings PLC	168,800	3,995,496

		14,269,210

Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	148,000	1,234,320

Road & Rail - 0.3%
AMERCO	4,000	1,486,040

Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	65,400	2,593,764
AXT, Inc. (A)	136,000	605,200
Brooks Automation, Inc.	35,000	1,026,550
Cohu, Inc.	105,121	1,550,535
Entegris, Inc.	50,600	1,805,914
KLA-Tencor Corp.	11,615	1,386,947
MKS Instruments, Inc.	20,400	1,898,220
Qorvo, Inc. (A)	54,600	3,916,458
Silicon Motion Technology Corp., ADR	35,500	1,407,220
Universal Display Corp. (B)	12,150	1,857,127

		18,047,935

	Shares	Value
COMMON STOCKS (continued)
Software - 1.6%
CDK Global, Inc.	121,800	$ 7,164,276
LogMeIn, Inc.	10,500	841,050
TiVo Corp.	48,817	454,974

		8,460,300

Specialty Retail - 2.8%
Abercrombie & Fitch Co., Class A	62,500	1,713,125
American Eagle Outfitters, Inc.	124,500	2,760,165
Foot Locker, Inc.	88,500	5,363,100
L Brands, Inc.	62,000	1,709,960
Urban Outfitters, Inc. (A)	58,500	1,733,940
Williams-Sonoma, Inc. (B)	27,400	1,541,798

		14,822,088

Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp. (A)	151,300	4,128,977

Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings, Ltd. (A)	53,500	2,447,625
Deckers Outdoor Corp. (A)	11,200	1,646,288
Steven Madden, Ltd.	51,000	1,725,840

		5,819,753

Thrifts & Mortgage Finance - 1.7%
Dime Community Bancshares, Inc.	79,000	1,479,670
Oritani Financial Corp.	27,500	457,325
Provident Financial Services, Inc.	58,500	1,514,565
TrustCo Bank Corp.	110,000	853,600
United Financial Bancorp, Inc.	153,081	2,196,712
Washington Federal, Inc.	86,000	2,484,540

		8,986,412

Trading Companies & Distributors - 1.1%
AerCap Holdings NV (A)	118,400	5,510,336

Total Common Stocks (Cost $456,329,637)		503,678,026

OTHER INVESTMENT COMPANY - 2.2%
Securities Lending Collateral - 2.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (C)	11,555,481	11,555,481

Total Other Investment Company (Cost $11,555,481)		11,555,481

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $7,985,331 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $8,145,979.	$ 7,984,366	7,984,366

Total Repurchase Agreement (Cost $7,984,366)		7,984,366

Total Investments (Cost $475,869,484)		523,217,873
Net Other Assets (Liabilities) - 0.1%		561,789

Net Assets - 100.0%		$ 523,779,662

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$503,678,026	$—	$—	$503,678,026
Other Investment Company	11,555,481	—	—	11,555,481
Repurchase Agreement	—	7,984,366	—	7,984,366

Total Investments	$515,233,507	$7,984,366	$—	$523,217,873

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,280,590. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 4.4%
Aerojet Rocketdyne Holdings, Inc. (A)	156,474	$ 5,559,521
BWX Technologies, Inc.	39,114	1,939,272
Curtiss-Wright Corp.	40,386	4,577,349
HEICO Corp., Class A	119,115	10,012,807
Hexcel Corp.	71,366	4,935,673
Moog, Inc., Class A	51,899	4,512,618
Teledyne Technologies, Inc. (A)	38,526	9,131,047

		40,668,287

Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (A) (B)	53,251	2,861,709

Airlines - 0.0% (C)
Hawaiian Holdings, Inc.	8,600	225,750

Auto Components - 0.6%
Cooper-Standard Holdings, Inc. (A)	20,344	955,354
LCI Industries	23,000	1,766,860
Visteon Corp. (A)	35,457	2,388,029

		5,110,243

Banks - 1.6%
Ameris Bancorp	72,831	2,501,745
Carolina Financial Corp.	71,227	2,463,742
CenterState Bank Corp.	135,381	3,223,422
First Bancorp	94,400	3,281,344
Signature Bank	16,116	2,063,976
Western Alliance Bancorp (A)	33,100	1,358,424

		14,892,653

Beverages - 0.7%
Boston Beer Co., Inc., Class A (A)	12,739	3,754,565
Coca-Cola Consolidated, Inc.	10,600	3,050,998

		6,805,563

Biotechnology - 8.1%
Abeona Therapeutics, Inc. (A) (B)	30,018	220,933
ACADIA Pharmaceuticals, Inc. (A)	83,400	2,239,290
Acceleron Pharma, Inc. (A)	33,461	1,558,279
Agios Pharmaceuticals, Inc. (A) (B)	42,848	2,889,669
Aimmune Therapeutics, Inc. (A) (B)	37,586	840,047
Alkermes PLC (A)	28,920	1,055,291
Alnylam Pharmaceuticals, Inc. (A)	4,700	439,215
Amicus Therapeutics, Inc. (A)	74,937	1,019,143
Array BioPharma, Inc. (A) (B)	164,204	4,003,294
Bluebird Bio, Inc. (A) (B)	13,500	2,123,955
Blueprint Medicines Corp. (A)	28,549	2,285,348
CRISPR Therapeutics AG (A) (B)	19,112	682,681
Emergent BioSolutions, Inc. (A)	68,295	3,450,263
Enanta Pharmaceuticals, Inc. (A)	9,793	935,427
Exact Sciences Corp. (A)	66,366	5,748,623
Exelixis, Inc. (A)	30,000	714,000
FibroGen, Inc. (A)	49,484	2,689,455
Genomic Health, Inc. (A)	37,500	2,626,875
Global Blood Therapeutics, Inc. (A)	26,394	1,397,034
GlycoMimetics, Inc. (A)	36,800	458,528
Immunomedics, Inc. (A) (B)	76,604	1,471,563
Insmed, Inc. (A)	78,900	2,293,623
Ionis Pharmaceuticals, Inc. (A)	17,400	1,412,358
Ironwood Pharmaceuticals, Inc. (A) (B)	79,491	1,075,513

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ligand Pharmaceuticals, Inc. (A) (B)	28,633	$ 3,599,454
Madrigal Pharmaceuticals, Inc. (A) (B)	4,229	529,725
Mirati Therapeutics, Inc. (A)	11,400	835,620
Neurocrine Biosciences, Inc. (A)	24,583	2,165,762
PTC Therapeutics, Inc. (A)	28,500	1,072,740
Repligen Corp. (A)	49,472	2,922,806
Sage Therapeutics, Inc. (A)	37,626	5,984,415
Sarepta Therapeutics, Inc. (A) (B)	26,839	3,198,940
Seattle Genetics, Inc. (A)	21,275	1,558,181
Spark Therapeutics, Inc. (A)	25,534	2,907,812
Ultragenyx Pharmaceutical, Inc. (A)	36,168	2,508,613
uniQure NV (A)	25,485	1,520,180
Xencor, Inc. (A)	47,153	1,464,572

		73,899,227

Building Products - 1.2%
AAON, Inc.	22,450	1,036,741
Lennox International, Inc.	23,438	6,197,007
Patrick Industries, Inc. (A)	67,118	3,041,788
Resideo Technologies, Inc. (A)	31,300	603,777

		10,879,313

Capital Markets - 2.2%
Cboe Global Markets, Inc.	48,064	4,587,228
E*TRADE Financial Corp.	44,548	2,068,364
FactSet Research Systems, Inc.	7,150	1,775,130
MarketAxess Holdings, Inc.	26,800	6,594,944
MSCI, Inc.	27,927	5,553,005

		20,578,671

Chemicals - 3.2%
AdvanSix, Inc. (A)	60,626	1,732,085
Chase Corp.	31,200	2,887,248
Ingevity Corp. (A)	64,012	6,760,307
Innospec, Inc.	52,218	4,352,370
Minerals Technologies, Inc.	29,653	1,743,300
NewMarket Corp.	5,800	2,514,648
PolyOne Corp.	78,337	2,296,058
Quaker Chemical Corp.	18,100	3,625,973
Scotts Miracle-Gro Co.	30,800	2,420,264
Stepan Co.	16,200	1,417,824

		29,750,077

Commercial Services & Supplies - 2.4%
Advanced Disposal Services, Inc. (A)	116,470	3,261,160
Casella Waste Systems, Inc., Class A (A)	160,984	5,724,591
Healthcare Services Group, Inc. (B)	42,644	1,406,825
Rollins, Inc.	135,582	5,642,923
UniFirst Corp.	19,000	2,916,500
US Ecology, Inc.	45,950	2,572,281

		21,524,280

Communications Equipment - 0.8%
EchoStar Corp., Class A (A)	26,900	980,505
NetScout Systems, Inc. (A)	25,200	707,364
Plantronics, Inc.	33,400	1,540,074
Ubiquiti Networks, Inc. (B)	25,400	3,802,634

		7,030,577

Construction Materials - 0.3%
Eagle Materials, Inc.	26,600	2,242,380

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 0.6%
Green Dot Corp., Class A (A)	31,200	$ 1,892,280
PRA Group, Inc. (A)	50,800	1,361,948
SLM Corp.	211,547	2,096,431

		5,350,659

Containers & Packaging - 0.7%
Berry Global Group, Inc. (A)	105,874	5,703,432
Graphic Packaging Holding Co.	69,385	876,333

		6,579,765

Distributors - 0.8%
Pool Corp.	41,907	6,913,398

Diversified Consumer Services - 3.3%
Bright Horizons Family Solutions, Inc. (A)	68,321	8,684,282
frontdoor, Inc. (A)	62,900	2,165,018
Grand Canyon Education, Inc. (A)	45,400	5,198,754
Service Corp. International	139,372	5,595,786
ServiceMaster Global Holdings, Inc. (A)	118,901	5,552,677
Sotheby’s (A)	24,000	906,000
Strategic Education, Inc.	13,344	1,752,200
Weight Watchers International, Inc. (A)	31,000	624,650

		30,479,367

Electrical Equipment - 0.5%
Atkore International Group, Inc. (A)	112,032	2,412,049
Generac Holdings, Inc. (A)	44,017	2,254,991

		4,667,040

Electronic Equipment, Instruments & Components - 3.4%
Cognex Corp.	63,912	3,250,564
Coherent, Inc. (A)	28,396	4,024,281
ePlus, Inc. (A)	12,400	1,097,896
Littelfuse, Inc.	25,669	4,684,079
Novanta, Inc. (A)	67,706	5,736,729
OSI Systems, Inc. (A)	42,000	3,679,200
Tech Data Corp. (A)	13,065	1,337,987
Zebra Technologies Corp., Class A (A)	34,180	7,161,736

		30,972,472

Energy Equipment & Services - 0.6%
Apergy Corp. (A)	79,290	3,255,647
Computer Modelling Group, Ltd.	21,300	98,024
Dril-Quip, Inc. (A)	12,009	550,613
Exterran Corp. (A)	61,649	1,038,786
RPC, Inc. (B)	76,755	875,775

		5,818,845

Entertainment - 1.3%
Live Nation Entertainment, Inc. (A)	103,390	6,569,401
Take-Two Interactive Software, Inc. (A)	58,269	5,498,845

		12,068,246

Equity Real Estate Investment Trusts - 3.2%
Americold Realty Trust	109,672	3,346,093
CoreSite Realty Corp.	40,743	4,360,316
CubeSmart	88,885	2,847,875
CyrusOne, Inc.	73,663	3,862,888
Empire State Realty Trust, Inc., Class A	42,914	678,041
Equity Lifestyle Properties, Inc.	37,960	4,338,828
First Industrial Realty Trust, Inc.	108,383	3,832,423
PS Business Parks, Inc.	14,800	2,321,084
Terreno Realty Corp.	83,938	3,528,753

		29,116,301

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 1.5%
Casey’s General Stores, Inc.	42,984	$ 5,535,050
Performance Food Group Co. (A)	139,778	5,540,800
Sprouts Farmers Market, Inc. (A)	141,900	3,056,526

		14,132,376

Food Products - 1.4%
J&J Snack Foods Corp.	27,337	4,342,209
John B Sanfilippo & Son, Inc.	21,646	1,555,698
Post Holdings, Inc. (A)	44,206	4,836,136
TreeHouse Foods, Inc. (A)	36,392	2,349,104

		13,083,147

Health Care Equipment & Supplies - 5.0%
Avanos Medical, Inc. (A)	35,800	1,527,944
Cantel Medical Corp.	51,300	3,431,457
Cooper Cos., Inc.	10,339	3,062,102
Globus Medical, Inc., Class A (A)	65,751	3,248,757
Haemonetics Corp. (A)	42,600	3,726,648
ICU Medical, Inc. (A)	27,785	6,649,784
Inogen, Inc. (A)	15,390	1,467,744
LivaNova PLC (A)	39,200	3,812,200
Masimo Corp. (A)	46,210	6,389,919
Natus Medical, Inc. (A)	23,060	585,263
NuVasive, Inc. (A)	55,905	3,174,845
Penumbra, Inc. (A) (B)	25,555	3,756,840
West Pharmaceutical Services, Inc.	41,935	4,621,237

		45,454,740

Health Care Providers & Services - 4.1%
Addus HomeCare Corp. (A)	39,500	2,511,805
BioTelemetry, Inc. (A)	51,037	3,195,937
Chemed Corp.	18,400	5,889,288
CorVel Corp. (A)	20,400	1,330,896
Encompass Health Corp.	52,602	3,071,957
Ensign Group, Inc.	94,700	4,847,693
Molina Healthcare, Inc. (A)	59,584	8,458,545
US Physical Therapy, Inc.	31,456	3,303,824
WellCare Health Plans, Inc. (A)	17,102	4,613,264

		37,223,209

Health Care Technology - 1.0%
Omnicell, Inc. (A)	56,021	4,528,738
Tabula Rasa HealthCare, Inc. (A) (B)	29,380	1,657,619
Veeva Systems, Inc., Class A (A)	25,551	3,241,400

		9,427,757

Hotels, Restaurants & Leisure - 5.2%
Boyd Gaming Corp.	143,600	3,928,896
Cheesecake Factory, Inc.	37,268	1,823,150
Choice Hotels International, Inc.	30,357	2,359,953
Churchill Downs, Inc.	65,700	5,930,082
Denny’s Corp. (A)	197,605	3,626,052
Domino’s Pizza, Inc.	15,597	4,025,586
Hilton Grand Vacations, Inc. (A)	93,221	2,875,868
Marriott Vacations Worldwide Corp.	10,644	995,214
Papa John’s International, Inc. (B)	56,700	3,002,265
Penn National Gaming, Inc. (A)	150,656	3,028,185
Ruth’s Hospitality Group, Inc.	113,269	2,898,554
Six Flags Entertainment Corp.	38,388	1,894,448
Texas Roadhouse, Inc.	81,659	5,078,373
Vail Resorts, Inc.	29,610	6,434,253

		47,900,879

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.5%
Helen of Troy, Ltd. (A)	42,124	$ 4,884,699

Independent Power & Renewable Electricity Producers - 0.3%
Ormat Technologies, Inc.	57,011	3,144,157

Insurance - 1.1%
Heritage Insurance Holdings, Inc.	36,785	537,061
Primerica, Inc.	60,138	7,345,857
Universal Insurance Holdings, Inc.	66,100	2,049,100

		9,932,018

Internet & Direct Marketing Retail - 0.5%
Liberty Expedia Holdings, Inc., Class A (A)	46,535	1,991,698
Shutterfly, Inc. (A)	25,208	1,024,453
Stamps.com, Inc. (A)	23,009	1,873,163

		4,889,314

IT Services - 5.6%
Booz Allen Hamilton Holding Corp.	134,253	7,805,469
Broadridge Financial Solutions, Inc.	43,243	4,483,867
Cardtronics PLC, Class A (A)	71,500	2,543,970
CoreLogic, Inc. (A)	86,400	3,219,264
Euronet Worldwide, Inc. (A)	66,862	9,533,853
Gartner, Inc. (A)	21,156	3,208,942
GTT Communications, Inc. (A) (B)	44,300	1,537,210
Jack Henry & Associates, Inc.	14,369	1,993,555
MAXIMUS, Inc.	84,613	6,005,831
Science Applications International Corp.	41,563	3,198,273
Travelport Worldwide, Ltd.	122,167	1,921,687
WEX, Inc. (A)	30,966	5,945,162

		51,397,083

Leisure Products - 0.3%
Brunswick Corp.	57,864	2,912,295

Life Sciences Tools & Services - 2.6%
Bio-Rad Laboratories, Inc., Class A (A)	12,868	3,933,490
Bruker Corp.	35,800	1,376,152
Cambrex Corp. (A)	52,767	2,049,998
Charles River Laboratories International, Inc. (A)	45,987	6,679,612
Medpace Holdings, Inc. (A)	24,400	1,438,868
PRA Health Sciences, Inc. (A)	62,279	6,868,751
Syneos Health, Inc. (A)	29,900	1,547,624

		23,894,495

Machinery - 3.6%
Chart Industries, Inc. (A)	12,600	1,140,552
Douglas Dynamics, Inc.	59,427	2,262,386
Graco, Inc.	91,235	4,517,957
IDEX Corp.	14,800	2,245,752
John Bean Technologies Corp.	33,982	3,122,606
Lincoln Electric Holdings, Inc.	21,344	1,790,121
Lydall, Inc. (A)	57,163	1,341,044
Middleby Corp. (A)	12,500	1,625,375
Milacron Holdings Corp. (A)	63,121	714,530
Nordson Corp.	23,352	3,094,607
Standex International Corp.	9,700	711,980
Toro Co.	86,884	5,981,094
Woodward, Inc.	42,149	3,999,519

		32,547,523

	Shares	Value
COMMON STOCKS (continued)
Media - 2.0%
Cable One, Inc.	8,357	$ 8,201,393
GCI Liberty, Inc., Class A (A)	65,334	3,633,224
Gray Television, Inc. (A)	112,987	2,413,402
MSG Networks, Inc., Class A (A)	114,300	2,486,025
Nexstar Media Group, Inc., Class A	18,100	1,961,497

		18,695,541

Metals & Mining - 0.2%
Worthington Industries, Inc.	36,041	1,345,050

Oil, Gas & Consumable Fuels - 1.8%
Centennial Resource Development, Inc., Class A (A) (B)	202,100	1,776,459
Matador Resources Co. (A)	166,197	3,212,588
PBF Energy, Inc., Class A	108,600	3,381,804
PDC Energy, Inc. (A)	69,056	2,809,198
WPX Energy, Inc. (A)	392,349	5,143,695

		16,323,744

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A	15,298	732,162

Pharmaceuticals - 2.2%
Aerie Pharmaceuticals, Inc. (A)	28,923	1,373,843
Assertio Therapeutics, Inc. (A)	85,100	431,457
Catalent, Inc. (A)	112,556	4,568,648
Innoviva, Inc. (A)	64,409	903,658
Jazz Pharmaceuticals PLC (A)	8,100	1,157,895
MyoKardia, Inc. (A)	30,120	1,565,939
Nektar Therapeutics (A)	32,400	1,088,640
Pacira Pharmaceuticals, Inc. (A)	23,900	909,634
Phibro Animal Health Corp., Class A	49,400	1,630,200
Prestige Consumer Healthcare, Inc. (A)	88,552	2,648,591
Supernus Pharmaceuticals, Inc. (A)	63,027	2,208,466
TherapeuticsMD, Inc. (A) (B)	143,568	699,176
Theravance Biopharma, Inc. (A) (B)	39,581	897,301
WaVe Life Sciences, Ltd. (A)	12,852	499,300

		20,582,748

Professional Services - 2.3%
ASGN, Inc. (A)	74,500	4,730,005
Exponent, Inc.	89,804	5,183,487
Insperity, Inc.	54,470	6,735,760
TransUnion	72,424	4,840,820

		21,490,072

Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	41,800	894,102

Road & Rail - 1.0%
Landstar System, Inc.	39,386	4,308,435
Old Dominion Freight Line, Inc.	31,891	4,604,741

		8,913,176

Semiconductors & Semiconductor Equipment - 4.5%
Advanced Energy Industries, Inc. (A)	42,100	2,091,528
Cabot Microelectronics Corp.	23,013	2,576,535
Cirrus Logic, Inc. (A)	58,480	2,460,254
Entegris, Inc.	113,800	4,061,522
Ichor Holdings, Ltd. (A)	36,900	833,202
Integrated Device Technology, Inc. (A)	82,140	4,024,039
MaxLinear, Inc. (A)	152,885	3,903,154
Mellanox Technologies, Ltd. (A)	62,636	7,413,597
MKS Instruments, Inc.	58,400	5,434,120

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	15,900	$ 2,154,291
Nanometrics, Inc. (A)	62,901	1,942,383
Versum Materials, Inc.	95,318	4,795,448

		41,690,073

Software - 9.2%
ACI Worldwide, Inc. (A)	121,598	3,996,926
Aspen Technology, Inc. (A)	60,400	6,297,304
Blackbaud, Inc.	61,701	4,919,421
Ceridian HCM Holding, Inc. (A) (B)	26,400	1,354,320
CommVault Systems, Inc. (A)	53,300	3,450,642
CyberArk Software, Ltd. (A)	22,400	2,666,720
Descartes Systems Group, Inc. (A)	49,600	1,804,448
Envestnet, Inc. (A)	76,309	4,989,846
Fair Isaac Corp. (A)	40,800	11,082,504
Fortinet, Inc. (A)	36,898	3,098,325
j2 Global, Inc.	29,976	2,595,922
LogMeIn, Inc.	22,177	1,776,378
Manhattan Associates, Inc. (A)	51,956	2,863,295
Pegasystems, Inc.	65,667	4,268,355
Proofpoint, Inc. (A)	41,622	5,054,159
PTC, Inc. (A)	38,275	3,528,189
Qualys, Inc. (A)	50,861	4,208,239
RealPage, Inc. (A)	80,770	4,901,931
SS&C Technologies Holdings, Inc.	102,082	6,501,603
Tyler Technologies, Inc. (A)	23,220	4,746,168

		84,104,695

Specialty Retail - 1.5%
Aaron’s, Inc.	22,544	1,185,814
Burlington Stores, Inc. (A)	51,808	8,117,277
Children’s Place, Inc. (B)	14,713	1,431,281
Murphy USA, Inc. (A)	39,853	3,412,214

		14,146,586

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (A)	69,807	1,905,033

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	27,022	2,723,547
Steven Madden, Ltd.	119,228	4,034,676

		6,758,223

Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (A)	110,000	1,450,900
Radian Group, Inc.	82,358	1,708,105

		3,159,005

Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (A)	39,445	1,268,551
Univar, Inc. (A)	84,733	1,877,683
Watsco, Inc.	20,294	2,906,304

		6,052,538

Total Common Stocks (Cost $722,050,267)		916,051,263

	Shares	Value
OTHER INVESTMENT COMPANY - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (D)	27,228,863	$ 27,228,863

Total Other Investment Company (Cost $27,228,863)		27,228,863

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.45% (D), dated 03/29/2019, to be repurchased at $3,225,922 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $3,294,889.	$ 3,225,532	3,225,532

Total Repurchase Agreement (Cost $3,225,532)		3,225,532

Total Investments (Cost $752,504,662)		946,505,658
Net Other Assets (Liabilities) - (3.1)%		(28,572,452)

Net Assets - 100.0%		$ 917,933,206

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$916,051,263	$—	$—	$916,051,263
Other Investment Company	27,228,863	—	—	27,228,863
Repurchase Agreement	—	3,225,532	—	3,225,532

Total Investments	$943,280,126	$3,225,532	$—	$946,505,658

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $26,609,539. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at March 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Biotechnology - 5.6%
BioMarin Pharmaceutical, Inc. (A)	85,798	$ 7,621,436
Genmab A/S, ADR (A) (B)	272,124	4,745,843

		12,367,279

Capital Markets - 3.5%
Charles Schwab Corp.	182,228	7,792,069

Chemicals - 5.3%
Albemarle Corp.	63,223	5,183,021
Sherwin-Williams Co.	15,442	6,651,024

		11,834,045

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	71,487	6,751,232

Equity Real Estate Investment Trusts - 4.6%
American Tower Corp.	51,576	10,163,567

Health Care Equipment & Supplies - 9.3%
Cooper Cos., Inc.	32,632	9,664,619
Danaher Corp.	84,003	11,090,076

		20,754,695

Health Care Providers & Services - 2.8%
Centene Corp. (A)	118,715	6,303,767

Health Care Technology - 1.9%
Cerner Corp. (A)	75,556	4,322,559

Industrial Conglomerates - 3.9%
Roper Technologies, Inc.	25,656	8,773,582

Interactive Media & Services - 5.9%
Alphabet, Inc., Class A (A)	6,367	7,493,259
Facebook, Inc., Class A (A)	33,568	5,595,450

		13,088,709

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (A)	3,527	6,280,705

IT Services - 11.4%
Accenture PLC, Class A	39,188	6,897,872
Fiserv, Inc. (A)	101,519	8,962,097
Visa, Inc., Class A	61,263	9,568,668

		25,428,637

Life Sciences Tools & Services - 3.8%
Lonza Group AG, ADR (B)	273,687	8,473,350

Oil, Gas & Consumable Fuels - 1.9%
EOG Resources, Inc.	43,996	4,187,539

Pharmaceuticals - 3.0%
Roche Holding AG, ADR (B)	193,152	6,642,497

Professional Services - 4.5%
Verisk Analytics, Inc.	74,892	9,960,636

Software - 14.7%
Adobe, Inc. (A)	30,133	8,030,143
Check Point Software Technologies, Ltd. (A)	53,887	6,816,167

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	78,227	$ 9,226,092
SS&C Technologies Holdings, Inc.	136,518	8,694,832

		32,767,234

Specialty Retail - 3.5%
O’Reilly Automotive, Inc. (A)	19,799	7,687,952

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	47,094	8,945,505

Textiles, Apparel & Luxury Goods - 2.5%
NIKE, Inc., Class B	66,492	5,599,291

Total Common Stocks (Cost $143,626,630)		218,124,850

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (C)	927,730	927,730

Total Other Investment Company (Cost $927,730)		927,730

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $4,714,120 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $4,810,538.	$ 4,713,551	4,713,551

Total Repurchase Agreement (Cost $4,713,551)		4,713,551

Total Investments (Cost $149,267,911)		223,766,131
Net Other Assets (Liabilities) - (0.4)%		(887,796)

Net Assets - 100.0%		$ 222,878,335

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$218,124,850	$—	$—	$218,124,850
Other Investment Company	927,730	—	—	927,730
Repurchase Agreement	—	4,713,551	—	4,713,551

Total Investments	$219,052,580	$4,713,551	$—	$223,766,131

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $904,655. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Australia - 3.7%
BHP Group PLC, ADR	25,400	$ 1,226,312
Challenger, Ltd.	135,977	799,438
Macquarie Group, Ltd.	21,200	1,948,166
Qantas Airways, Ltd.	456,000	1,832,610
Santos, Ltd.	178,500	865,661

		6,672,187

Belgium - 2.0%
Groupe Bruxelles Lambert SA	19,100	1,855,871
KBC Group NV	26,000	1,816,428

		3,672,299

Brazil - 0.9%
Embraer SA, ADR	82,100	1,560,721

China - 0.8%
Baidu, Inc., ADR (A)	8,500	1,401,225

Denmark - 1.0%
AP Moller - Maersk A/S, Class B (B)	1,400	1,775,821

France - 9.2%
Airbus SE	4,200	555,468
Arkema SA	15,193	1,446,248
Engie SA	188,600	2,809,545
Publicis Groupe SA	15,300	819,179
Rexel SA	60,800	685,775
Sanofi	32,968	2,911,952
TOTAL SA	36,100	2,005,322
Veolia Environnement SA	142,000	3,174,621
Vivendi SA	77,800	2,254,240

		16,662,350

Germany - 12.1%
Allianz SE	11,741	2,611,441
Bayer AG	24,626	1,591,155
Deutsche Boerse AG	11,100	1,423,198
Fresenius SE & Co. KGaA	37,300	2,082,022
HeidelbergCement AG	38,500	2,770,903
Infineon Technologies AG	101,100	2,005,637
Merck KGaA	16,400	1,870,025
SAP SE	23,100	2,668,981
Siemens AG	24,507	2,637,461
Talanx AG (A)	25,800	994,418
TUI AG	118,100	1,132,693

		21,787,934

Hong Kong - 3.8%
China Mobile, Ltd.	176,500	1,798,737
CK Asset Holdings, Ltd.	241,900	2,150,921
CK Hutchison Holdings, Ltd.	279,000	2,930,407

		6,880,065

Ireland - 3.1%
AIB Group PLC	320,300	1,437,905
DCC PLC	19,800	1,711,067
Ryanair Holdings PLC, ADR (A)	7,585	568,420
Smurfit Kappa Group PLC	66,721	1,862,126

		5,579,518

	Shares	Value
COMMON STOCKS (continued)
Italy - 2.7%
Eni SpA	131,696	$ 2,327,339
Mediobanca Banca di Credito Finanziario SpA	152,118	1,580,453
Prysmian SpA	52,335	990,090

		4,897,882

Japan - 23.4%
Astellas Pharma, Inc.	130,200	1,948,360
Daiwa Securities Group, Inc.	359,500	1,748,358
Denka Co., Ltd.	25,760	741,446
FANUC Corp.	9,500	1,618,334
Fujitsu, Ltd.	13,910	1,002,303
Hitachi, Ltd.	71,640	2,317,327
Japan Airlines Co., Ltd.	62,300	2,191,714
JXTG Holdings, Inc.	527,500	2,410,708
Kirin Holdings Co., Ltd.	700	16,690
Kuraray Co., Ltd.	125,700	1,596,911
Kyocera Corp.	15,900	932,509
MS&AD Insurance Group Holdings, Inc.	71,500	2,174,096
Nippon Telegraph & Telephone Corp.	42,300	1,794,973
ORIX Corp. (B)	204,200	2,928,592
Resona Holdings, Inc.	291,300	1,260,819
Sega Sammy Holdings, Inc.	117,100	1,379,885
Seven & i Holdings Co., Ltd.	71,900	2,709,144
SoftBank Group Corp.	13,700	1,328,219
Sony Corp.	70,500	2,954,728
Square Enix Holdings Co., Ltd.	38,900	1,361,833
Sumitomo Mitsui Financial Group, Inc.	90,200	3,154,518
Toshiba Corp.	84,250	2,679,611
Toyota Industries Corp.	39,500	1,978,029

		42,229,107

Luxembourg - 1.0%
ArcelorMittal	87,500	1,772,450

Netherlands - 5.7%
ASML Holding NV	7,800	1,462,942
EXOR NV	6,000	389,696
Heineken Holding NV	29,343	2,939,356
Koninklijke Philips NV	83,865	3,416,355
NXP Semiconductors NV	22,900	2,024,131

		10,232,480

Norway - 0.8%
Marine Harvest ASA (A)	60,900	1,359,225

Republic of Korea - 0.7%
Samsung Electronics Co., Ltd.	30,000	1,180,072

Singapore - 1.4%
DBS Group Holdings, Ltd.	131,800	2,453,653

Spain - 1.2%
Siemens Gamesa Renewable Energy SA (A) (B)	140,400	2,235,624

Sweden - 0.7%
Investor AB, B Shares	26,078	1,174,412

Switzerland - 7.5%
ABB, Ltd.	123,700	2,324,305
Glencore PLC (A)	206,300	854,317
Nestle SA	40,079	3,819,731

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	41,880	$ 4,028,387
UBS Group AG (A)	205,300	2,488,547

		13,515,287

United Kingdom - 14.9%
Aviva PLC	492,660	2,646,226
Barratt Developments PLC	152,600	1,190,933
British Land Co. PLC, REIT	263,100	2,018,353
HSBC Holdings PLC	291,900	2,376,118
IG Group Holdings PLC	80,800	547,237
Imperial Brands PLC	89,399	3,055,907
Inchcape PLC	163,387	1,215,107
Informa PLC	184,304	1,786,427
Inmarsat PLC	28,800	208,183
Persimmon PLC	38,600	1,090,958
Savills PLC	45,000	530,130
TechnipFMC PLC	73,100	1,719,312
Tesco PLC	860,000	2,599,768
Unilever PLC	32,093	1,837,089
Vodafone Group PLC	1,344,444	2,447,997
Whitbread PLC	24,300	1,607,163

		26,876,908

United States - 1.3%
Allergan PLC	16,400	2,401,124

Total Common Stocks (Cost $178,410,467)		176,320,344

OTHER INVESTMENT COMPANY - 3.9%
Securities Lending Collateral - 3.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (C)	6,993,435	6,993,435

Total Other Investment Company (Cost $6,993,435)		6,993,435

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $2,404,408 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $2,453,425.	$ 2,404,118	2,404,118

Total Repurchase Agreement (Cost $2,404,118)		2,404,118

Total Investments (Cost $187,808,020)		185,717,897
Net Other Assets (Liabilities) - (3.1)%		(5,594,745)

Net Assets - 100.0%		$ 180,123,152

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.9%	$ 14,751,003
Banks	7.6	14,079,894
Industrial Conglomerates	5.4	9,958,546
Insurance	4.5	8,426,181
Capital Markets	4.4	8,155,506
Oil, Gas & Consumable Fuels	4.1	7,609,030
Diversified Financial Services	3.8	7,148,009
Multi-Utilities	3.2	5,984,166
Wireless Telecommunication Services	3.0	5,574,953
Electrical Equipment	3.0	5,550,019
Semiconductors & Semiconductor Equipment	3.0	5,492,710
Food & Staples Retailing	2.9	5,308,912
Household Durables	2.8	5,236,619
Food Products	2.8	5,178,956
Airlines	2.5	4,592,744
Metals & Mining	2.1	3,853,079
Chemicals	2.0	3,784,605
Entertainment	1.9	3,616,073
Health Care Equipment & Supplies	1.8	3,416,355
Electronic Equipment, Instruments & Components	1.8	3,249,836
Tobacco	1.6	3,055,907
Beverages	1.6	2,956,046
Construction Materials	1.5	2,770,903
Hotels, Restaurants & Leisure	1.5	2,739,856
Real Estate Management & Development	1.4	2,681,051
Software	1.4	2,668,981
Media	1.4	2,605,606
Aerospace & Defense	1.1	2,116,189
Health Care Providers & Services	1.1	2,082,022
Equity Real Estate Investment Trusts	1.1	2,018,353
Diversified Telecommunication Services	1.1	2,003,156
Auto Components	1.1	1,978,029
Containers & Packaging	1.0	1,862,126
Personal Products	1.0	1,837,089
Marine	1.0	1,775,821
Energy Equipment & Services	0.9	1,719,312
Machinery	0.9	1,618,334
Interactive Media & Services	0.8	1,401,225
Leisure Products	0.7	1,379,885
Distributors	0.7	1,215,107
Technology Hardware, Storage & Peripherals	0.6	1,180,072
IT Services	0.5	1,002,303
Trading Companies & Distributors	0.4	685,775

Investments	94.9	176,320,344
Short-Term Investments	5.1	9,397,553

Total Investments	100.0%	$ 185,717,897

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$10,901,245	$165,419,099	$—	$176,320,344
Other Investment Company	6,993,435	—	—	6,993,435
Repurchase Agreement	—	2,404,118	—	2,404,118

Total Investments	$17,894,680	$167,823,217	$—	$185,717,897

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,646,981. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 2.5%
Arconic, Inc.	1,478	$ 28,245
Boeing Co.	1,926	734,615
General Dynamics Corp.	1,008	170,634
Harris Corp.	427	68,196
Huntington Ingalls Industries, Inc.	145	30,044
L3 Technologies, Inc.	288	59,435
Lockheed Martin Corp.	912	273,746
Northrop Grumman Corp.	632	170,387
Raytheon Co.	1,049	191,002
Textron, Inc.	815	41,288
TransDigm Group, Inc. (A)	182	82,626
United Technologies Corp.	3,007	387,572

		2,237,790

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	484	42,103
Expeditors International of Washington, Inc.	579	43,946
FedEx Corp.	893	161,999
United Parcel Service, Inc., Class B	2,584	288,737

		536,785

Airlines - 0.4%
Alaska Air Group, Inc.	420	23,570
American Airlines Group, Inc.	1,373	43,607
Delta Air Lines, Inc.	2,237	115,541
Southwest Airlines Co.	1,805	93,698
United Continental Holdings, Inc. (A)	763	60,872

		337,288

Auto Components - 0.1%
Aptiv PLC	940	74,721
BorgWarner, Inc.	705	27,079

		101,800

Automobiles - 0.4%
Ford Motor Co.	14,144	124,184
General Motors Co.	4,874	180,826
Harley-Davidson, Inc.	500	17,830

		322,840

Banks - 5.2%
Bank of America Corp.	32,992	910,249
BB&T Corp.	2,845	132,378
Citigroup, Inc.	8,718	542,434
Citizens Financial Group, Inc.	1,562	50,765
Comerica, Inc.	561	41,132
Fifth Third Bancorp	2,783	70,187
First Republic Bank	579	58,166
Huntington Bancshares, Inc.	3,550	45,014
JPMorgan Chase & Co.	12,026	1,217,392
KeyCorp	3,545	55,834
M&T Bank Corp.	503	78,981
People’s United Financial, Inc.	1,302	21,405
PNC Financial Services Group, Inc.	1,686	206,805
Regions Financial Corp.	3,453	48,860
SunTrust Banks, Inc.	1,607	95,215
SVB Financial Group (A)	186	41,359
US Bancorp	5,587	269,238

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Co.	15,008	$ 725,187
Zions Bancorp NA	662	30,061

		4,640,662

Beverages - 1.8%
Brown-Forman Corp., Class B	563	29,715
Coca-Cola Co.	14,104	660,913
Constellation Brands, Inc., Class A	603	105,724
Molson Coors Brewing Co., Class B	664	39,608
Monster Beverage Corp. (A)	1,463	79,851
PepsiCo, Inc.	5,149	631,010

		1,546,821

Biotechnology - 2.3%
AbbVie, Inc.	5,471	440,908
Alexion Pharmaceuticals, Inc. (A)	810	109,496
Amgen, Inc.	2,308	438,474
Biogen, Inc. (A)	731	172,794
Celgene Corp. (A)	2,610	246,227
Gilead Sciences, Inc.	4,735	307,822
Incyte Corp. (A)	626	53,842
Regeneron Pharmaceuticals, Inc. (A)	284	116,616
Vertex Pharmaceuticals, Inc. (A)	951	174,937

		2,061,116

Building Products - 0.3%
A.O. Smith Corp.	500	26,660
Allegion PLC	312	28,301
Fortune Brands Home & Security, Inc.	500	23,805
Johnson Controls International PLC	3,304	122,050
Masco Corp.	1,025	40,293

		241,109

Capital Markets - 2.6%
Affiliated Managers Group, Inc.	205	21,958
Ameriprise Financial, Inc.	476	60,976
Bank of New York Mellon Corp.	3,268	164,805
BlackRock, Inc.	452	193,171
Cboe Global Markets, Inc.	398	37,985
Charles Schwab Corp.	4,409	188,529
CME Group, Inc.	1,330	218,891
E*TRADE Financial Corp.	898	41,694
Franklin Resources, Inc.	1,000	33,140
Goldman Sachs Group, Inc.	1,272	244,211
Intercontinental Exchange, Inc.	2,116	161,112
Invesco, Ltd.	1,363	26,320
Moody’s Corp.	602	109,016
Morgan Stanley	4,827	203,699
MSCI, Inc.	297	59,055
Nasdaq, Inc.	395	34,559
Northern Trust Corp.	790	71,424
Raymond James Financial, Inc.	434	34,898
S&P Global, Inc.	925	194,759
State Street Corp.	1,373	90,357
T. Rowe Price Group, Inc.	857	85,803

		2,276,362

Chemicals - 1.9%
Air Products & Chemicals, Inc.	817	156,014
Albemarle Corp.	388	31,808
Celanese Corp.	466	45,952
CF Industries Holdings, Inc.	792	32,377
DowDuPont, Inc.	8,362	445,778
Eastman Chemical Co.	495	37,561

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	943	$ 166,477
FMC Corp.	478	36,720
International Flavors & Fragrances, Inc.	340	43,789
Linde PLC	2,044	359,601
LyondellBasell Industries NV, Class A	1,136	95,515
Mosaic Co.	1,258	34,356
PPG Industries, Inc.	855	96,504
Sherwin-Williams Co.	296	127,490

		1,709,942

Commercial Services & Supplies - 0.4%
Cintas Corp.	300	60,633
Copart, Inc. (A)	691	41,868
Republic Services, Inc.	781	62,777
Rollins, Inc.	531	22,100
Waste Management, Inc.	1,452	150,877

		338,255

Communications Equipment - 1.2%
Arista Networks, Inc. (A)	177	55,659
Cisco Systems, Inc.	16,168	872,910
F5 Networks, Inc. (A)	200	31,386
Juniper Networks, Inc.	1,165	30,838
Motorola Solutions, Inc.	595	83,550

		1,074,343

Construction & Engineering - 0.1%
Fluor Corp.	486	17,885
Jacobs Engineering Group, Inc.	400	30,076
Quanta Services, Inc.	492	18,568

		66,529

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	221	44,461
Vulcan Materials Co.	478	56,595

		101,056

Consumer Finance - 0.7%
American Express Co.	2,568	280,682
Capital One Financial Corp.	1,742	142,304
Discover Financial Services	1,227	87,313
Synchrony Financial	2,444	77,964

		588,263

Containers & Packaging - 0.3%
Avery Dennison Corp.	291	32,883
Ball Corp.	1,209	69,953
International Paper Co.	1,449	67,045
Packaging Corp. of America	336	33,392
Sealed Air Corp.	500	23,030
WestRock Co.	907	34,783

		261,086

Distributors - 0.1%
Genuine Parts Co.	493	55,231
LKQ Corp. (A)	1,028	29,174

		84,405

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	709	16,973

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (A)	7,127	$ 1,431,743
Jefferies Financial Group, Inc.	815	15,314

		1,447,057

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	26,755	839,037
CenturyLink, Inc.	3,198	38,344
Verizon Communications, Inc.	15,176	897,357

		1,774,738

Electric Utilities - 2.0%
Alliant Energy Corp.	794	37,421
American Electric Power Co., Inc.	1,836	153,765
Duke Energy Corp.	2,701	243,090
Edison International	1,185	73,375
Entergy Corp.	687	65,698
Evergy, Inc.	882	51,200
Eversource Energy	1,152	81,734
Exelon Corp.	3,607	180,819
FirstEnergy Corp.	1,886	78,477
NextEra Energy, Inc.	1,774	342,950
Pinnacle West Capital Corp.	382	36,512
PPL Corp.	2,617	83,064
Southern Co.	3,846	198,761
Xcel Energy, Inc.	1,864	104,775

		1,731,641

Electrical Equipment - 0.5%
AMETEK, Inc.	798	66,210
Eaton Corp. PLC	1,533	123,498
Emerson Electric Co.	2,288	156,659
Rockwell Automation, Inc.	434	76,150

		422,517

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	1,080	101,995
Corning, Inc.	2,853	94,434
FLIR Systems, Inc.	467	22,220
IPG Photonics Corp. (A)	123	18,669
Keysight Technologies, Inc. (A)	661	57,639
TE Connectivity, Ltd.	1,228	99,161

		394,118

Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.	1,865	51,698
Halliburton Co.	3,166	92,764
Helmerich & Payne, Inc.	400	22,224
National Oilwell Varco, Inc.	1,359	36,204
Schlumberger, Ltd.	5,149	224,342
TechnipFMC PLC	1,451	34,127

		461,359

Entertainment - 1.8%
Activision Blizzard, Inc.	2,764	125,845
Electronic Arts, Inc. (A)	1,085	110,269
Netflix, Inc. (A)	1,598	569,783
Take-Two Interactive Software, Inc. (A)	385	36,332
Viacom, Inc., Class B	1,256	35,256
Walt Disney Co.	6,402	710,802

		1,588,287

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.	409	$ 58,307
American Tower Corp.	1,637	322,587
Apartment Investment & Management Co., Class A	587	29,520
AvalonBay Communities, Inc.	502	100,766
Boston Properties, Inc.	579	77,517
Crown Castle International Corp.	1,545	197,760
Digital Realty Trust, Inc.	755	89,845
Duke Realty Corp.	1,206	36,879
Equinix, Inc.	311	140,933
Equity Residential	1,341	101,004
Essex Property Trust, Inc.	238	68,839
Extra Space Storage, Inc.	450	45,860
Federal Realty Investment Trust	264	36,392
HCP, Inc.	1,735	54,306
Host Hotels & Resorts, Inc.	2,690	50,841
Iron Mountain, Inc.	1,017	36,063
Kimco Realty Corp.	1,508	27,898
Macerich Co.	386	16,733
Mid-America Apartment Communities, Inc.	386	42,201
Prologis, Inc.	2,346	168,795
Public Storage	543	118,255
Realty Income Corp.	1,104	81,210
Regency Centers Corp.	594	40,089
SBA Communications Corp. (A)	421	84,057
Simon Property Group, Inc.	1,149	209,359
SL Green Realty Corp.	276	24,818
UDR, Inc.	925	42,051
Ventas, Inc.	1,294	82,570
Vornado Realty Trust	581	39,183
Welltower, Inc.	1,400	108,640
Weyerhaeuser Co.	2,621	69,037

		2,602,315

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	1,634	395,657
Kroger Co.	2,886	70,996
Sysco Corp.	1,711	114,226
Walgreens Boots Alliance, Inc.	2,982	188,671
Walmart, Inc.	5,278	514,763

		1,284,313

Food Products - 1.1%
Archer-Daniels-Midland Co.	2,033	87,683
Campbell Soup Co.	691	26,348
Conagra Brands, Inc.	1,633	45,299
General Mills, Inc.	2,163	111,935
Hershey Co.	490	56,267
Hormel Foods Corp.	915	40,955
J.M. Smucker Co.	402	46,833
Kellogg Co.	886	50,839
Kraft Heinz Co.	2,262	73,854
Lamb Weston Holdings, Inc.	520	38,969
McCormick & Co., Inc.	444	66,880
Mondelez International, Inc., Class A	5,364	267,771
Tyson Foods, Inc., Class A	1,074	74,568

		988,201

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	400	41,172

Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	6,512	520,569
ABIOMED, Inc. (A)	153	43,695

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Align Technology, Inc. (A)	263	$ 74,779
Baxter International, Inc.	1,775	144,325
Becton Dickinson and Co.	999	249,480
Boston Scientific Corp. (A)	5,152	197,734
Cooper Cos., Inc.	167	49,460
Danaher Corp.	2,332	307,871
DENTSPLY SIRONA, Inc.	788	39,077
Edwards Lifesciences Corp. (A)	774	148,089
Hologic, Inc. (A)	904	43,754
IDEXX Laboratories, Inc. (A)	311	69,540
Intuitive Surgical, Inc. (A)	426	243,067
Medtronic PLC	4,973	452,941
ResMed, Inc.	485	50,425
Stryker Corp.	1,150	227,148
Teleflex, Inc.	156	47,137
Varian Medical Systems, Inc. (A)	331	46,909
Zimmer Biomet Holdings, Inc.	741	94,626

		3,050,626

Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	552	43,895
Anthem, Inc.	954	273,779
Cardinal Health, Inc.	1,082	52,098
Centene Corp. (A)	1,499	79,597
Cigna Corp. (A)	1,412	227,078
CVS Health Corp.	4,817	259,781
DaVita, Inc. (A)	436	23,670
HCA Healthcare, Inc.	995	129,728
Henry Schein, Inc. (A)	515	30,957
Humana, Inc.	505	134,330
Laboratory Corp. of America Holdings (A)	338	51,707
McKesson Corp.	718	84,049
Quest Diagnostics, Inc.	475	42,712
UnitedHealth Group, Inc.	3,524	871,344
Universal Health Services, Inc., Class B	296	39,596
WellCare Health Plans, Inc. (A)	177	47,746

		2,392,067

Health Care Technology - 0.1%
Cerner Corp. (A)	1,174	67,165

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	1,403	71,160
Chipotle Mexican Grill, Inc. (A)	92	65,349
Darden Restaurants, Inc.	436	52,961
Hilton Worldwide Holdings, Inc.	1,062	88,263
Marriott International, Inc., Class A	1,020	127,592
McDonald’s Corp.	2,802	532,100
MGM Resorts International	1,728	44,341
Norwegian Cruise Line Holdings, Ltd. (A)	769	42,264
Royal Caribbean Cruises, Ltd.	620	71,064
Starbucks Corp.	4,615	343,079
Wynn Resorts, Ltd.	329	39,256
Yum! Brands, Inc.	1,110	110,789

		1,588,218

Household Durables - 0.3%
D.R. Horton, Inc.	1,199	49,615
Garmin, Ltd.	400	34,540
Leggett & Platt, Inc.	455	19,210
Lennar Corp., Class A	969	47,568
Mohawk Industries, Inc. (A)	225	28,384
Newell Brands, Inc.	1,300	19,942

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
PulteGroup, Inc.	880	$ 24,605
Whirlpool Corp.	216	28,704

		252,568

Household Products - 1.7%
Church & Dwight Co., Inc.	892	63,537
Clorox Co.	463	74,293
Colgate-Palmolive Co.	3,202	219,465
Kimberly-Clark Corp.	1,282	158,840
Procter & Gamble Co.	9,188	956,011

		1,472,146

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	2,248	40,644
NRG Energy, Inc.	994	42,225

		82,869

Industrial Conglomerates - 1.5%
3M Co.	2,136	443,818
General Electric Co.	32,306	322,737
Honeywell International, Inc.	2,704	429,719
Roper Technologies, Inc.	375	128,239

		1,324,513

Insurance - 2.3%
Aflac, Inc.	2,795	139,750
Allstate Corp.	1,237	116,501
American International Group, Inc.	3,238	139,428
Aon PLC	894	152,606
Arthur J. Gallagher & Co.	649	50,687
Assurant, Inc.	222	21,070
Brighthouse Financial, Inc. (A)	409	14,843
Chubb, Ltd.	1,703	238,556
Cincinnati Financial Corp.	552	47,417
Everest Re Group, Ltd.	145	31,314
Hartford Financial Services Group, Inc.	1,263	62,796
Lincoln National Corp.	684	40,151
Loews Corp.	927	44,431
Marsh & McLennan Cos., Inc.	1,879	176,438
MetLife, Inc.	3,563	151,677
Principal Financial Group, Inc.	882	44,268
Progressive Corp.	2,173	156,652
Prudential Financial, Inc.	1,523	139,933
Torchmark Corp.	338	27,699
Travelers Cos., Inc.	953	130,713
Unum Group	700	23,681
Willis Towers Watson PLC	469	82,380

		2,032,991

Interactive Media & Services - 4.7%
Alphabet, Inc., Class A (A)	1,097	1,291,048
Alphabet, Inc., Class C (A)	1,129	1,324,667
Facebook, Inc., Class A (A)	8,744	1,457,537
TripAdvisor, Inc. (A)	317	16,310
Twitter, Inc. (A)	2,645	86,968

		4,176,530

Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (A)	1,511	2,690,713
Booking Holdings, Inc. (A)	167	291,400
eBay, Inc.	3,111	115,543
Expedia Group, Inc.	400	47,600

		3,145,256

	Shares	Value
COMMON STOCKS (continued)
IT Services - 5.0%
Accenture PLC, Class A	2,365	$ 416,287
Akamai Technologies, Inc. (A)	554	39,727
Alliance Data Systems Corp.	159	27,822
Automatic Data Processing, Inc.	1,618	258,459
Broadridge Financial Solutions, Inc.	409	42,409
Cognizant Technology Solutions Corp., Class A	2,141	155,116
DXC Technology Co.	943	60,644
Fidelity National Information Services, Inc.	1,168	132,101
Fiserv, Inc. (A)	1,418	125,181
FleetCor Technologies, Inc. (A)	312	76,936
Gartner, Inc. (A)	317	48,083
Global Payments, Inc.	573	78,226
International Business Machines Corp.	3,300	465,630
Jack Henry & Associates, Inc.	274	38,015
Mastercard, Inc., Class A	3,309	779,104
Paychex, Inc.	1,160	93,032
PayPal Holdings, Inc. (A)	4,351	451,808
Total System Services, Inc.	561	53,301
VeriSign, Inc. (A)	381	69,174
Visa, Inc., Class A	6,428	1,003,989
Western Union Co.	1,400	25,858

		4,440,902

Leisure Products - 0.1%
Hasbro, Inc.	400	34,008
Mattel, Inc. (A)	1,189	15,457

		49,465

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	1,152	92,598
Illumina, Inc. (A)	547	169,947
IQVIA Holdings, Inc. (A)	574	82,570
Mettler-Toledo International, Inc. (A)	90	65,070
PerkinElmer, Inc.	377	36,328
Thermo Fisher Scientific, Inc.	1,493	408,664
Waters Corp. (A)	251	63,179

		918,356

Machinery - 1.5%
Caterpillar, Inc.	2,137	289,542
Cummins, Inc.	541	85,408
Deere & Co.	1,185	189,410
Dover Corp.	511	47,932
Flowserve Corp.	472	21,306
Fortive Corp.	1,069	89,678
Illinois Tool Works, Inc.	1,124	161,328
Ingersoll-Rand PLC	878	94,780
PACCAR, Inc.	1,258	85,720
Parker-Hannifin Corp.	484	83,064
Pentair PLC	544	24,214
Snap-on, Inc.	198	30,991
Stanley Black & Decker, Inc.	531	72,306
Wabtec Corp.	474	34,943
Xylem, Inc.	652	51,534

		1,362,156

Media - 1.3%
CBS Corp., Class B	1,223	58,129
Charter Communications, Inc., Class A (A)	644	223,410
Comcast Corp., Class A	16,555	661,869
Discovery, Inc., Class A (A)	551	14,888
Discovery, Inc., Class C (A)	1,281	32,563

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
DISH Network Corp., Class A (A)	821	$ 26,017
Fox Corp., Class A (A)	1,220	44,786
Fox Corp., Class B (A)	545	19,555
Interpublic Group of Cos., Inc.	1,299	27,292
News Corp., Class A	1,327	16,508
News Corp., Class B	400	4,996
Omnicom Group, Inc.	811	59,195

		1,189,208

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	5,089	65,597
Newmont Mining Corp.	1,872	66,961
Nucor Corp.	1,073	62,610

		195,168

Multi-Utilities - 1.1%
Ameren Corp.	886	65,165
CenterPoint Energy, Inc.	1,765	54,186
CMS Energy Corp.	958	53,207
Consolidated Edison, Inc.	1,164	98,719
Dominion Energy, Inc.	2,970	227,680
DTE Energy Co.	661	82,453
NiSource, Inc.	1,268	36,341
Public Service Enterprise Group, Inc.	1,832	108,839
Sempra Energy	992	124,853
WEC Energy Group, Inc.	1,144	90,468

		941,911

Multiline Retail - 0.5%
Dollar General Corp.	953	113,693
Dollar Tree, Inc. (A)	863	90,650
Kohl’s Corp.	555	38,167
Macy’s, Inc.	1,044	25,087
Nordstrom, Inc.	400	17,752
Target Corp.	1,943	155,945

		441,294

Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	1,815	82,546
Apache Corp.	1,273	44,122
Cabot Oil & Gas Corp.	1,500	39,150
Chevron Corp.	6,979	859,673
Cimarex Energy Co.	349	24,395
Concho Resources, Inc.	729	80,890
ConocoPhillips	4,212	281,109
Devon Energy Corp.	1,547	48,823
Diamondback Energy, Inc.	544	55,232
EOG Resources, Inc.	2,156	205,208
Exxon Mobil Corp.	15,562	1,257,410
Hess Corp.	861	51,858
HollyFrontier Corp.	560	27,591
Kinder Morgan, Inc.	7,248	145,033
Marathon Oil Corp.	2,783	46,504
Marathon Petroleum Corp.	2,507	150,044
Noble Energy, Inc.	1,613	39,890
Occidental Petroleum Corp.	2,787	184,500
ONEOK, Inc.	1,492	104,201
Phillips 66	1,561	148,560
Pioneer Natural Resources Co.	612	93,195
Valero Energy Corp.	1,511	128,178
Williams Cos., Inc.	4,383	125,880

		4,223,992

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Coty, Inc., Class A	1,485	$ 17,078
Estee Lauder Cos., Inc., Class A	790	130,784

		147,862

Pharmaceuticals - 4.7%
Allergan PLC	1,163	170,275
Bristol-Myers Squibb Co.	6,061	289,170
Eli Lilly & Co.	3,205	415,881
Johnson & Johnson	9,781	1,367,286
Merck & Co., Inc.	9,461	786,871
Mylan NV (A)	1,872	53,053
Nektar Therapeutics (A)	601	20,194
Perrigo Co. PLC	433	20,853
Pfizer, Inc.	20,391	866,006
Zoetis, Inc.	1,781	179,293

		4,168,882

Professional Services - 0.3%
Equifax, Inc.	409	48,467
IHS Markit, Ltd. (A)	1,275	69,334
Nielsen Holdings PLC	1,198	28,357
Robert Half International, Inc.	412	26,846
Verisk Analytics, Inc.	594	79,002

		252,006

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	1,099	54,346

Road & Rail - 1.0%
CSX Corp.	2,880	215,482
JB Hunt Transport Services, Inc.	285	28,868
Kansas City Southern	342	39,665
Norfolk Southern Corp.	995	185,955
Union Pacific Corp.	2,681	448,263

		918,233

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (A)	3,198	81,613
Analog Devices, Inc.	1,371	144,325
Applied Materials, Inc.	3,535	140,198
Broadcom, Inc.	1,470	442,044
Intel Corp.	16,517	886,963
KLA-Tencor Corp.	580	69,258
Lam Research Corp.	554	99,171
Maxim Integrated Products, Inc.	927	49,288
Microchip Technology, Inc.	831	68,940
Micron Technology, Inc. (A)	4,170	172,346
NVIDIA Corp.	2,248	403,651
Qorvo, Inc. (A)	400	28,692
QUALCOMM, Inc.	4,495	256,350
Skyworks Solutions, Inc.	613	50,560
Texas Instruments, Inc.	3,482	369,336
Xilinx, Inc.	916	116,140

		3,378,875

Software - 6.3%
Adobe, Inc. (A)	1,808	481,814
ANSYS, Inc. (A)	300	54,813
Autodesk, Inc. (A)	793	123,565
Cadence Design Systems, Inc. (A)	1,016	64,526
Citrix Systems, Inc.	429	42,754
Fortinet, Inc. (A)	513	43,077
Intuit, Inc.	962	251,476

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	28,089	$ 3,312,817
Oracle Corp.	9,449	507,506
Red Hat, Inc. (A)	640	116,928
salesforce.com, Inc. (A)	2,837	449,296
Symantec Corp.	2,321	53,360
Synopsys, Inc. (A)	543	62,526

		5,564,458

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	254	43,315
AutoZone, Inc. (A)	90	92,171
Best Buy Co., Inc.	849	60,330
CarMax, Inc. (A)	588	41,042
Foot Locker, Inc.	405	24,543
Gap, Inc.	732	19,164
Home Depot, Inc.	4,140	794,424
L Brands, Inc.	781	21,540
Lowe’s Cos., Inc.	2,973	325,454
O’Reilly Automotive, Inc. (A)	292	113,384
Ross Stores, Inc.	1,341	124,847
Tiffany & Co.	400	42,220
TJX Cos., Inc.	4,597	244,606
Tractor Supply Co.	443	43,308
Ulta Salon Cosmetics & Fragrance, Inc. (A)	212	73,931

		2,064,279

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	16,400	3,115,180
Hewlett Packard Enterprise Co.	5,002	77,181
HP, Inc.	5,719	111,120
NetApp, Inc.	869	60,256
Seagate Technology PLC	870	41,664
Western Digital Corp.	985	47,339
Xerox Corp.	676	21,619

		3,474,359

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings, Ltd. (A)	500	$ 22,875
Hanesbrands, Inc.	1,230	21,992
NIKE, Inc., Class B	4,669	393,177
PVH Corp.	245	29,878
Ralph Lauren Corp.	208	26,973
Tapestry, Inc.	1,030	33,465
Under Armour, Inc., Class A (A)	660	13,952
Under Armour, Inc., Class C (A)	680	12,832
VF Corp.	1,176	102,206

		657,350

Tobacco - 1.0%
Altria Group, Inc.	6,954	399,368
Philip Morris International, Inc.	5,764	509,480

		908,848

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,036	66,625
United Rentals, Inc. (A)	283	32,333
WW Grainger, Inc.	159	47,848

		146,806

Water Utilities - 0.1%
American Water Works Co., Inc.	654	68,186

Total Common Stocks (Cost $82,247,360)		86,431,034

Total Investments (Cost $82,247,360)		86,431,034
Net Other Assets (Liabilities) - 2.4%		2,138,345

Net Assets - 100.0%		$ 88,569,379

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	6	06/21/2019	$841,650	$851,340	$9,690	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$86,431,034	$—	$—	$86,431,034

Total Investments	$86,431,034	$—	$—	$86,431,034

Other Financial Instruments
Futures Contracts (D)	$9,690	$—	$—	$9,690

Total Other Financial Instruments	$9,690	$—	$—	$9,690

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Banks - 0.6%
SVB Financial Group (A)	298	$ 66,263

Beverages - 2.0%
Constellation Brands, Inc., Class A	682	119,575
Monster Beverage Corp. (A)	2,094	114,291

		233,866

Biotechnology - 1.5%
Seattle Genetics, Inc. (A)	1,083	79,319
Vertex Pharmaceuticals, Inc. (A)	533	98,045

		177,364

Building Products - 1.0%
Fortune Brands Home & Security, Inc.	2,495	118,787

Capital Markets - 1.5%
BlackRock, Inc.	159	67,952
Intercontinental Exchange, Inc.	1,338	101,875

		169,827

Chemicals - 1.7%
PPG Industries, Inc.	1,172	132,284
Sherwin-Williams Co.	150	64,606

		196,890

Commercial Services & Supplies - 0.9%
Copart, Inc. (A)	1,633	98,943

Consumer Finance - 0.7%
Capital One Financial Corp.	1,024	83,651

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	2,625	155,216

Electrical Equipment - 1.7%
AMETEK, Inc.	1,343	111,429
Eaton Corp. PLC	1,003	80,801

		192,230

Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.	1,018	98,105

Entertainment - 2.2%
Activision Blizzard, Inc.	1,340	61,010
Electronic Arts, Inc. (A)	679	69,007
Netflix, Inc. (A)	359	128,005

		258,022

Equity Real Estate Investment Trusts - 1.2%
American Tower Corp.	719	141,686

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	768	185,964

Health Care Equipment & Supplies - 4.7%
Baxter International, Inc.	2,234	181,646
Boston Scientific Corp. (A)	3,316	127,268

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (A)	639	$ 122,260
Teleflex, Inc.	368	111,195

		542,369

Health Care Providers & Services - 2.4%
UnitedHealth Group, Inc.	1,122	277,426

Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	1,533	127,408

Household Products - 1.4%
Colgate-Palmolive Co.	2,284	156,545

Insurance - 0.8%
Allstate Corp.	994	93,615

Interactive Media & Services - 8.9%
Alphabet, Inc., Class A (A)	464	546,077
Alphabet, Inc., Class C (A)	191	224,102
Facebook, Inc., Class A (A)	1,564	260,703

		1,030,882

Internet & Direct Marketing Retail - 7.6%
Amazon.com, Inc. (A)	357	635,728
Booking Holdings, Inc. (A)	93	162,277
Wayfair, Inc., Class A (A) (B)	505	74,967

		872,972

IT Services - 10.2%
EPAM Systems, Inc. (A)	629	106,383
FleetCor Technologies, Inc. (A)	726	179,024
Global Payments, Inc.	1,208	164,916
GoDaddy, Inc., Class A (A)	2,400	180,456
Mastercard, Inc., Class A	1,549	364,712
PayPal Holdings, Inc. (A)	1,785	185,355

		1,180,846

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	635	173,812

Machinery - 3.5%
Illinois Tool Works, Inc.	904	129,751
Middleby Corp. (A)	624	81,139
Nordson Corp.	787	104,293
Snap-on, Inc.	584	91,408

		406,591

Oil, Gas & Consumable Fuels - 0.6%
Continental Resources, Inc. (A)	1,552	69,483

Personal Products - 0.8%
Estee Lauder Cos., Inc., Class A	526	87,079

Pharmaceuticals - 1.4%
Allergan PLC	582	85,210
Bristol-Myers Squibb Co.	1,722	82,157

		167,367

Professional Services - 1.2%
Equifax, Inc.	535	63,397
IHS Markit, Ltd. (A)	1,433	77,927

		141,324

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.4%
JB Hunt Transport Services, Inc.	564	$ 57,127
Norfolk Southern Corp.	548	102,416

		159,543

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (A)	4,856	123,925
Marvell Technology Group, Ltd.	3,956	78,685
Micron Technology, Inc. (A)	2,410	99,605
ON Semiconductor Corp. (A)	3,601	74,073

		376,288

Software - 14.2%
Adobe, Inc. (A)	758	201,999
DocuSign, Inc. (A)	1,418	73,509
Guidewire Software, Inc. (A)	1,410	136,996
Microsoft Corp.	4,976	586,870
salesforce.com, Inc. (A)	1,401	221,876
ServiceNow, Inc. (A)	552	136,063
SS&C Technologies Holdings, Inc.	2,188	139,354
Workday, Inc., Class A (A)	764	147,337

		1,644,004

Specialty Retail - 1.4%
TJX Cos., Inc.	3,108	165,377

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	3,101	589,035
NetApp, Inc.	1,536	106,506

		695,541

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 4.3%
NIKE, Inc., Class B	2,911	$ 245,135
Under Armour, Inc., Class C (A)	5,597	105,615
VF Corp.	1,736	150,876

		501,626

Total Common Stocks (Cost $7,615,915)		11,046,912

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (C)	75,599	75,599

Total Other Investment Company (Cost $75,599)		75,599

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $417,881 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $430,870.	$ 417,830	417,830

Total Repurchase Agreement (Cost $417,830)		417,830

Total Investments (Cost $8,109,344)		11,540,341
Net Other Assets (Liabilities) - 0.2%		19,819

Net Assets - 100.0%		$ 11,560,160

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,046,912	$—	$—	$11,046,912
Other Investment Company	75,599	—	—	75,599
Repurchase Agreement	—	417,830	—	417,830

Total Investments	$11,122,511	$417,830	$—	$11,540,341

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $74,077. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Banks - 0.6%
SVB Financial Group (A)	74,213	$ 16,502,003

Beverages - 2.0%
Constellation Brands, Inc., Class A	168,147	29,481,214
Monster Beverage Corp. (A)	514,328	28,072,022

		57,553,236

Biotechnology - 1.5%
Seattle Genetics, Inc. (A)	261,924	19,183,314
Vertex Pharmaceuticals, Inc. (A)	132,909	24,448,610

		43,631,924

Building Products - 1.0%
Fortune Brands Home & Security, Inc.	609,195	29,003,774

Capital Markets - 1.5%
BlackRock, Inc.	39,591	16,920,006
Intercontinental Exchange, Inc.	333,439	25,388,045

		42,308,051

Chemicals - 1.7%
PPG Industries, Inc.	287,874	32,492,339
Sherwin-Williams Co.	37,444	16,127,505

		48,619,844

Commercial Services & Supplies - 0.9%
Copart, Inc. (A)	400,599	24,272,293

Consumer Finance - 0.7%
Capital One Financial Corp.	251,129	20,514,728

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	644,689	38,120,461

Electrical Equipment - 1.7%
AMETEK, Inc.	329,513	27,339,694
Eaton Corp. PLC	246,100	19,825,816

		47,165,510

Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.	249,811	24,074,286

Entertainment - 2.3%
Activision Blizzard, Inc.	332,859	15,155,070
Electronic Arts, Inc. (A)	168,653	17,140,205
Netflix, Inc. (A)	88,088	31,408,657

		63,703,932

Equity Real Estate Investment Trusts - 1.2%
American Tower Corp.	176,661	34,812,817

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	188,516	45,647,264

Health Care Equipment & Supplies - 4.7%
Baxter International, Inc.	548,620	44,608,292
Boston Scientific Corp. (A)	814,313	31,253,333

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (A)	159,191	$ 30,458,014
Teleflex, Inc.	90,859	27,453,956

		133,773,595

Health Care Providers & Services - 2.4%
UnitedHealth Group, Inc.	275,432	68,103,316

Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	376,472	31,288,588

Household Products - 1.4%
Colgate-Palmolive Co.	561,241	38,467,458

Insurance - 0.8%
Allstate Corp.	243,800	22,961,084

Interactive Media & Services - 9.0%
Alphabet, Inc., Class A (A)	113,839	133,975,981
Alphabet, Inc., Class C (A)	46,963	55,102,157
Facebook, Inc., Class A (A)	381,724	63,629,574

		252,707,712

Internet & Direct Marketing Retail - 7.6%
Amazon.com, Inc. (A)	87,782	156,317,797
Booking Holdings, Inc. (A)	22,895	39,949,714
Wayfair, Inc., Class A (A) (B)	123,114	18,276,273

		214,543,784

IT Services - 10.3%
EPAM Systems, Inc. (A)	152,882	25,856,933
FleetCor Technologies, Inc. (A)	178,242	43,952,695
Global Payments, Inc.	293,814	40,111,487
GoDaddy, Inc., Class A (A)	589,934	44,357,137
Mastercard, Inc., Class A	380,398	89,564,709
PayPal Holdings, Inc. (A)	438,682	45,552,739

		289,395,700

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	157,246	43,041,375

Machinery - 3.5%
Illinois Tool Works, Inc.	220,811	31,693,003
Middleby Corp. (A)	153,088	19,906,033
Nordson Corp.	192,108	25,458,152
Snap-on, Inc.	143,183	22,411,003

		99,468,191

Oil, Gas & Consumable Fuels - 0.6%
Continental Resources, Inc. (A)	386,829	17,318,334

Personal Products - 0.8%
Estee Lauder Cos., Inc., Class A	130,055	21,530,605

Pharmaceuticals - 1.5%
Allergan PLC	142,845	20,913,937
Bristol-Myers Squibb Co.	422,341	20,149,889

		41,063,826

Professional Services - 1.2%
Equifax, Inc.	131,482	15,580,617
IHS Markit, Ltd. (A)	351,624	19,121,313

		34,701,930

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.4%
JB Hunt Transport Services, Inc.	140,607	$ 14,242,083
Norfolk Southern Corp.	134,351	25,108,858

		39,350,941

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (A)	1,173,804	29,955,478
Marvell Technology Group, Ltd.	979,333	19,478,933
Micron Technology, Inc. (A)	591,131	24,431,444
ON Semiconductor Corp. (A)	870,412	17,904,375

		91,770,230

Software - 14.3%
Adobe, Inc. (A)	186,145	49,605,781
DocuSign, Inc. (A)	351,615	18,227,722
Guidewire Software, Inc. (A)	346,259	33,642,524
Microsoft Corp.	1,221,966	144,118,670
salesforce.com, Inc. (A)	344,143	54,501,927
ServiceNow, Inc. (A)	135,897	33,497,252
SS&C Technologies Holdings, Inc.	541,706	34,501,255
Workday, Inc., Class A (A)	189,061	36,460,414

		404,555,545

Specialty Retail - 1.4%
TJX Cos., Inc.	763,193	40,609,500

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	761,587	144,663,450
NetApp, Inc.	376,832	26,129,531

		170,792,981

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 4.4%
NIKE, Inc., Class B	710,776	$ 59,854,447
Under Armour, Inc., Class C (A)	1,394,751	26,318,951
VF Corp.	426,291	37,048,951

		123,222,349

Total Common Stocks (Cost $1,934,872,844)		2,714,597,167

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio - (C)	1,521,666	1,521,666

Total Other Investment Company (Cost $1,521,666)		1,521,666

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $90,577,397 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $92,378,549.	$ 90,566,454	90,566,454

Total Repurchase Agreement (Cost $90,566,454)		90,566,454

Total Investments (Cost $2,026,960,964)		2,806,685,287
Net Other Assets (Liabilities) - 0.5%		12,891,828

Net Assets - 100.0%		$ 2,819,577,115

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,714,597,167	$—	$—	$2,714,597,167
Other Investment Company	1,521,666	—	—	1,521,666
Repurchase Agreement	—	90,566,454	—	90,566,454

Total Investments	$2,716,118,833	$90,566,454	$—	$2,806,685,287

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $1,491,032. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are a series of TST and are as follows:

Portfolio	Portfolio

Transamerica 60/40 Allocation VP (“60/40 Allocation VP”)

Transamerica Aegon High Yield Bond VP (“Aegon High Yield Bond VP”)

Transamerica Aegon U.S. Government Securities VP (“Aegon U.S. Government Securities VP”)

Transamerica American Funds Managed Risk VP (“American Funds Managed Risk VP”)

Transamerica Barrow Hanley Dividend Focused VP (“Barrow Hanley Dividend Focused VP”)

Transamerica BlackRock Equity Smart Beta 100 VP (“BlackRock Equity Smart Beta 100 VP”)

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP (“BlackRock Global Allocation Managed Risk – Balanced VP”)

Transamerica BlackRock Global Allocation Managed Risk – Growth VP (“BlackRock Global Allocation Managed Risk – Growth VP”)

Transamerica BlackRock Global Allocation VP (“BlackRock Global Allocation VP”)(A)

Transamerica BlackRock Global Real Estate Securities VP (“BlackRock Global Real Estate Securities VP”)

Transamerica BlackRock Smart Beta 40 VP (“BlackRock Smart Beta 40 VP”)

Transamerica BlackRock Smart Beta 50 VP (“BlackRock Smart Beta 50 VP”)

Transamerica BlackRock Smart Beta 75 VP (“BlackRock Smart Beta 75 VP”)

Transamerica BlackRock Tactical Allocation VP (“BlackRock Tactical Allocation VP”)

Transamerica Greystone International Growth VP (“Greystone International Growth VP”)

Transamerica International Equity Index VP (“International Equity Index VP”)

Transamerica Janus Balanced VP (“Janus Balanced VP”)

Transamerica Janus Mid-Cap Growth VP (“Janus Mid-Cap Growth VP”)

Transamerica Jennison Growth VP (“Jennison Growth VP”)

Transamerica JPMorgan Asset Allocation – Conservative VP (“JPMorgan Asset Allocation – Conservative VP”)

Transamerica JPMorgan Asset Allocation – Growth VP (“JPMorgan Asset Allocation – Growth VP”)

Transamerica JPMorgan Asset Allocation – Moderate Growth VP (“JPMorgan Asset Allocation – Moderate Growth VP”)

Transamerica JPMorgan Asset Allocation – Moderate VP (“JPMorgan Asset Allocation – Moderate VP”)

Transamerica JPMorgan Core Bond VP (“JPMorgan Core Bond VP”)

Transamerica JPMorgan Enhanced Index VP (“JPMorgan Enhanced Index VP”)

Transamerica Legg Mason Dynamic Allocation – Balanced VP (“Legg Mason Dynamic Allocation – Balanced VP”)

Transamerica Legg Mason Dynamic Allocation – Growth VP (“Legg Mason Dynamic Allocation – Growth VP”)

Transamerica Levin Large Cap Value VP (“Levin Large Cap Value VP”)

Transamerica Madison Balanced Allocation VP (“Madison Balanced Allocation VP”)

Transamerica Madison Conservative Allocation VP (“Madison Conservative Allocation VP”)

Transamerica Madison Diversified Income VP (“Madison Diversified Income VP”)

Transamerica Managed Risk – Balanced ETF VP (“Managed Risk – Balanced ETF VP”)

Transamerica Managed Risk – Conservative ETF VP (“Managed Risk – Conservative ETF VP”)

Transamerica Managed Risk – Growth ETF VP (“Managed Risk – Growth ETF VP”)

Transamerica Market Participation Strategy VP (“Market Participation Strategy VP”)

Transamerica Morgan Stanley Capital Growth VP (“Morgan Stanley Capital Growth VP”)

Transamerica Multi-Managed Balanced VP (“Multi-Managed Balanced VP”)

Transamerica Multi-Manager Alternative Strategies VP (“Multi-Manager Alternative Strategies VP”)

Transamerica PIMCO Tactical – Balanced VP (“PIMCO Tactical – Balanced VP”)

Transamerica PIMCO Tactical – Conservative VP (“PIMCO Tactical – Conservative VP”)

Transamerica PIMCO Tactical – Growth VP (“PIMCO Tactical – Growth VP”)

Transamerica PIMCO Total Return VP (“PIMCO Total Return VP”)

Transamerica PineBridge Inflation Opportunities VP (“PineBridge Inflation Opportunities VP”)

Transamerica ProFund UltraBear VP (“ProFund UltraBear VP”)

Transamerica QS Investors Active Asset Allocation – Conservative VP (“QS Investors Active Asset Allocation – Conservative VP”)

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (“QS Investors Active Asset Allocation – Moderate Growth VP”)

Transamerica QS Investors Active Asset Allocation – Moderate VP (“QS Investors Active Asset Allocation – Moderate VP”)

Transamerica Small/Mid Cap Value VP (“Small/Mid Cap Value VP”)

Transamerica T. Rowe Price Small Cap VP (“T. Rowe Price Small Cap VP”)

Transamerica Torray Concentrated Growth VP (“Torray Concentrated Growth VP”)

Transamerica Series Trust	Page 1

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

1. ORGANIZATION (continued):

Transamerica JPMorgan International Moderate Growth VP (“JPMorgan International Moderate Growth VP”)

Transamerica JPMorgan Mid Cap Value VP (“JPMorgan Mid Cap Value VP”)

Transamerica JPMorgan Tactical Allocation VP (“JPMorgan Tactical Allocation VP”)

Transamerica TS&W International Equity VP (“TS&W International Equity VP”)

Transamerica U.S. Equity Index VP (“U.S. Equity Index VP”)

Transamerica WMC US Growth II VP (“WMC US Growth II VP”)

Transamerica WMC US Growth VP (“WMC US Growth VP”)

(A)	Transamerica Cayman BlackRock Global Allocation, Ltd. is a wholly-owned subsidiary which acts as an investment vehicle for Transamerica BlackRock Global Allocation VP. Please reference the Basis for Consolidation section of the Notes to Schedule of Investments for more information.

Transamerica BlackRock Global Real Estate Securities VP, Transamerica Market Participation Strategy VP, and Transamerica ProFund UltraBear VP are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolios pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolios. TAM supervises the Portfolios’ investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolios.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolios, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolios’ custodian and dividend disbursing agent and monitoring their services to the Portfolios; assisting the Portfolios in preparing reports to shareholders; acting as liaison with the Portfolios’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolios.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman BlackRock Global Allocation, Ltd. (the “Subsidiary”) is organized under the laws of the Cayman Islands as a wholly-owned subsidiary which acts as an investment vehicle for Transamerica BlackRock Global Allocation VP. The principal purpose of investment of the Subsidiaries is to allow the Portfolio noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

Transamerica Series Trust	Page 2

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

2. BASIS FOR CONSOLIDATION (continued):

At March 31, 2019, the net assets of the Subsidiary as a percentage of the Portfolio’s net assets is as follows:

Portfolio	Subsidiary	Value	Percentage of Net Assets
BlackRock Global Allocation VP	Transamerica Cayman Blackrock Global Allocation, Ltd.	$ 27,099,751	1.65%

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolios combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

4. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolios’ investments at March 31, 2019, is disclosed within the Security Valuation section of each Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica Series Trust	Page 3

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

4. SECURITY VALUATION (continued):

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Contingent value rights (“CVR”): CVRs for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Board. CVRs are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data relating to the issuer. Depending on the relative significance of observable valuation inputs, these investments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying Fund as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 4

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

4. SECURITY VALUATION (continued):

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolios normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Contingent value rights: The Portfolios may invest in CVRs, which is a type of right given to investors of an acquired company (or a company facing major restructuring) that ensures additional benefit if a specified event occurs. A CVR often has an expiration date that relates to the time the contingent event must occur. CVRs generally lack liquidity since most are non-transferable and a large number of legal and other issues can arise when negotiating and implementing these instruments.

CVRs held at March 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Transamerica Series Trust	Page 5

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued):

Each Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at March 31, 2019. Open secured loan participations and assignments at March 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at March 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at March 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted securities: The Portfolios may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at March 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at March 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

Transamerica Series Trust	Page 6

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued):

When-issued, delayed-delivery, forward and TBA commitment transactions held at March 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of March 31, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at March 31, 2019.

Repurchase agreements at March 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Portfolios may enter into reverse repurchase agreements in which the Portfolios sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolios’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolios may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolios. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolios exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended March 31, 2019, the Portfolios’ average borrowings are as follows. Funds not listed in the subsequent table do not have any reverse repurchase agreements during the period.

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
PIMCO Tactical – Balanced VP	$117,260,223	90	2.60%
PIMCO Tactical – Conservative VP	101,761,070	90	2.59
PIMCO Tactical – Growth VP	41,435,219	90	2.60
PIMCO Total Return VP	275,024,277	90	2.61

Open reverse repurchase agreements at March 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Series Trust	Page 7

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued):

Sale-buyback: The Portfolios may enter into sale-buyback financing transactions. The Portfolios account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolios of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolios forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolios are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolios to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios, the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolios’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolios’ portfolio turnover rates.

For the period ended March 31, 2019, the Portfolios’ average borrowings are as follows. Funds not listed in the subsequent table do not have any sale-buybacks during the period.

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
PIMCO Tactical – Balanced VP	$7,790,078	83	2.38%
PIMCO Tactical – Conservative VP	5,649,192	84	2.40
PIMCO Tactical – Growth VP	5,644,000	77	2.43
PIMCO Total Return VP	1,506,595	13	1.69

Open sale-buyback financing transactions at March 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at March 31, 2019, if any, are shown on a gross basis within the Schedule of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Open short sale transactions at March 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019. Portfolios not listed in the subsequent table have not entered into secured borrowing transactions.

Transamerica Series Trust	Page 8

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Aegon High Yield Bond VP
Securities Lending Transactions
Corporate Debt Securities	$22,814,860	$—	$—	$—	$22,814,860

Total Borrowings	$22,814,860	$—	$—	$—	$22,814,860

BlackRock Global Allocation VP
Securities Lending Transactions
Common Stocks	$21,373,785	$—	$—	$—	$21,373,785
Corporate Debt Securities	2,303,224	—	—	—	2,303,224
Short-Term U.S. Government Obligations	8,317,742	—	—	—	8,317,742

Total Securities Lending Transactions	$31,994,751	$—	$—	$—	$31,994,751

Total Borrowings	$31,994,751	$—	$—	$—	$31,994,751

BlackRock Global Real Estate Securities VP
Securities Lending Transactions
Common Stocks	$18,500,716	$—	$—	$—	$18,500,716

Total Borrowings	$18,500,716	$—	$—	$—	$18,500,716

BlackRock Smart Beta 40 VP
Securities Lending Transactions
Exchange-Traded Funds	$15,460,358	$—	$—	$—	$15,460,358

Total Borrowings	$15,460,358	$—	$—	$—	$15,460,358

BlackRock Tactical Allocation VP
Securities Lending Transactions
Exchange-Traded Funds	$48,700	$—	$—	$—	$48,700

Total Borrowings	$48,700	$—	$—	$—	$48,700

Greystone International Growth VP
Securities Lending Transactions
Common Stocks	$13,528,820	$—	$—	$—	$13,528,820

Total Borrowings	$13,528,820	$—	$—	$—	$13,528,820

Janus Balanced VP
Securities Lending Transactions
Corporate Debt Securities	$204,205	$—	$—	$—	$204,205

Total Borrowings	$204,205	$—	$—	$—	$204,205

Janus Mid-Cap Growth VP
Securities Lending Transactions
Common Stocks	$22,263,802	$—	$—	$—	$22,263,802

Total Borrowings	$22,263,802	$—	$—	$—	$22,263,802

Jennison Growth VP
Securities Lending Transactions
Common Stocks	$18,448,154	$—	$—	$—	$18,448,154

Total Borrowings	$18,448,154	$—	$—	$—	$18,448,154

JPMorgan Core Bond VP
Securities Lending Transactions
Corporate Debt Securities	$3,540,272	$—	$—	$—	$3,540,272
Foreign Government Obligations	497,975	—	—	—	497,975
U.S. Government Obligations	737,298	—	—	—	737,298

Total Securities Lending Transactions	$4,775,545	$—	$—	$—	$4,775,545

Total Borrowings	$4,775,545	$—	$—	$—	$4,775,545

Transamerica Series Trust	Page 9

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
JPMorgan Enhanced Index VP
Securities Lending Transactions
Common Stocks	$2,284,741	$—	$—	$—	$2,284,741

Total Borrowings	$2,284,741	$—	$—	$—	$2,284,741

JPMorgan Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$1,307,897	$—	$—	$—	$1,307,897

Total Borrowings	$1,307,897	$—	$—	$—	$1,307,897

JPMorgan Tactical Allocation VP
Securities Lending Transactions
Corporate Debt Securities	$2,205,292	$—	$—	$—	$2,205,292
Foreign Government Obligations	82,973	—	—	—	82,973
U.S. Government Obligations	1,173,776	—	—	—	1,173,776
Common Stocks	4,985,076	—	—	—	4,985,076

Total Securities Lending Transactions	$8,447,117	$—	$—	$—	$8,447,117

Total Borrowings	$8,447,117	$—	$—	$—	$8,447,117

Legg Mason Dynamic Allocation – Balanced VP
Securities Lending Transactions
Exchange-Traded Funds	$83,496,081	$—	$—	$—	$83,496,081

Total Borrowings	$83,496,081	$—	$—	$—	$83,496,081

Legg Mason Dynamic Allocation – Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$18,189,258	$—	$—	$—	$18,189,258

Total Borrowings	$18,189,258	$—	$—	$—	$18,189,258

Managed Risk – Balanced ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$9,479,664	$—	$—	$—	$9,479,664

Total Borrowings	$9,479,664	$—	$—	$—	$9,479,664

Managed Risk – Conservative ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$455,800	$—	$—	$—	$455,800

Total Borrowings	$455,800	$—	$—	$—	$455,800

Managed Risk – Growth ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$41,336,360	$—	$—	$—	$41,336,360

Total Borrowings	$41,336,360	$—	$—	$—	$41,336,360

Morgan Stanley Capital Growth VP
Securities Lending Transactions
Common Stocks	$15,786,306	$—	$—	$—	$15,786,306

Total Borrowings	$15,786,306	$—	$—	$—	$15,786,306

Multi-Managed Balanced VP
Securities Lending Transactions
Common Stocks	$2,661,640	$—	$—	$—	$2,661,640
Corporate Debt Securities	8,476,794	—	—	—	8,476,794
Foreign Government Obligations	630,784	—	—	—	630,784

Total Securities Lending Transactions	$11,769,218	$—	$—	$—	$11,769,218

Total Borrowings	$11,769,218	$—	$—	$—	$11,769,218

Transamerica Series Trust	Page 10

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
PIMCO Tactical – Balanced VP
Securities Lending Transactions
Corporate Debt Securities	$3,232,310	$—	$—	$—	$3,232,310
Foreign Government Obligations	535,925	—	—	—	535,925

Total Securities Lending Transactions	$3,768,235	$—	$—	$—	$3,768,235

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$128,931,559	$48,798,250	$—	$177,729,809
Cash	2,353,570	—	—	—	2,353,570

Total Reverse Repurchase Agreements	$2,353,570	$128,931,559	$48,798,250	$—	$180,083,379

Total Borrowings	$6,121,805	$128,931,559	$48,798,250	$—	$183,851,614

PIMCO Tactical – Conservative VP
Securities Lending Transactions
Corporate Debt Securities	$2,019,600	$—	$—	$—	$2,019,600
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$78,784,196	$29,661,275	$—	$108,445,471
Cash	568,577	—	—	—	568,577

Total Reverse Repurchase Agreements	$568,577	$78,784,196	$29,661,275	$—	$109,014,048

Total Borrowings	$2,588,177	$78,784,196	$29,661,275	$—	$111,033,648

PIMCO Tactical – Growth VP
Securities Lending Transactions
Corporate Debt Securities	$4,243,993	$—	$—	$—	$4,243,993
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$49,977,030	$13,650,125	$—	$63,627,155
Cash	344,167	—	—	—	344,167

Total Reverse Repurchase Agreements	$344,167	$49,977,030	$13,650,125	$—	$63,971,322

Total Borrowings	$4,588,160	$49,977,030	$13,650,125	$—	$68,215,315

PIMCO Total Return VP
Securities Lending Transactions
Corporate Debt Securities	$22,855,760	$—	$—	$—	$22,855,760
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$254,131,931	$39,740,625	$—	$293,872,556
Cash	2,965,945	—	—	—	2,965,945

Total Reverse Repurchase Agreements	$2,965,945	$254,131,931	$39,740,625	$—	$296,838,501

Sale Buy-back Transactions
U.S. Government Obligations	$14,707,920	$—	$—	$—	$14,707,920

Total Borrowings	$40,529,625	$254,131,931	$39,740,625	$—	$334,402,181

PineBridge Inflation Opportunities VP
Securities Lending Transactions
Corporate Debt Securities	$1,662,263	$—	$—	$—	$1,662,263

Total Borrowings	$1,662,263	$—	$—	$—	$1,662,263

QS Investors Active Asset Allocation – Conservative VP
Securities Lending Transactions
Exchange-Traded Funds	$51,136,600	$—	$—	$—	$51,136,600

Total Borrowings	$51,136,600	$—	$—	$—	$51,136,600

Transamerica Series Trust	Page 11

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
QS Investors Active Asset Allocation – Moderate Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$82,209,951	$—	$—	$—	$82,209,951

Total Borrowings	$82,209,951	$—	$—	$—	$82,209,951

QS Investors Active Asset Allocation – Moderate VP
Securities Lending Transactions
Exchange-Traded Funds	$172,004,911	$—	$—	$—	$172,004,911

Total Borrowings	$172,004,911	$—	$—	$—	$172,004,911

Small/Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$11,555,481	$—	$—	$—	$11,555,481

Total Borrowings	$11,555,481	$—	$—	$—	$11,555,481

T. Rowe Price Small Cap VP
Securities Lending Transactions
Common Stocks	$27,228,863	$—	$—	$—	$27,228,863

Total Borrowings	$27,228,863	$—	$—	$—	$27,228,863

Torray Concentrated Growth VP
Securities Lending Transactions
Common Stocks	$927,730	$—	$—	$—	$927,730

Total Borrowings	$927,730	$—	$—	$—	$927,730

TS&W International Equity VP
Securities Lending Transactions
Common Stocks	$6,993,435	$—	$—	$—	$6,993,435

Total Borrowings	$6,993,435	$—	$—	$—	$6,993,435

WMC US Growth II VP
Securities Lending Transactions
Common Stocks	$75,599	$—	$—	$—	$75,599

Total Borrowings	$75,599	$—	$—	$—	$75,599

WMC US Growth VP
Securities Lending Transactions
Common Stocks	$1,521,666	$—	$—	$—	$1,521,666

Total Borrowings	$1,521,666	$—	$—	$—	$1,521,666

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Transamerica Series Trust	Page 12

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued):

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolios are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolios may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolios the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on indices: The Portfolios may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolios the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

Open option contracts at March 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For

Transamerica Series Trust	Page 13

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued):

centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Cross-currency swap agreements: The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swap agreements in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolios with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.
Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Portfolios can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at March 31, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial

Transamerica Series Trust	Page 14

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued):

statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at March 31, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Portfolios are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at March 31, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Portfolios involves certain key risks related to the Portfolios’ trading activity. Please reference the Portfolios’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolios.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed and that can be expected to be less stable. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

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NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

8. RISK FACTORS (continued):

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

9. CHANGE IN ACCOUNTING PRINCIPLE

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. Corresponding reclassifications has been made as a decrease to Total Investments at Cost within the Schedule of Investments and an increase in unrealized appreciation (depreciation). These reclassifications had no effect on the net assets resulting from operations.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and early adopted the disclosure requirements and the impact is reflected within the Portfolios’ financial statements.

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